UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.
c/o TIAA-CREF
8500 Andrew Carnegie Blvd
Charlotte, North Carolina 28262-8500
(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

2016 Annual Report

March 31, 2016

TIAA-CREF
Real Estate Securities Fund

of the TIAA-CREF Funds

Understanding your fund report

This annual report contains information about the Real Estate Securities Fund and describes the fund’s results for the twelve months ended March 31, 2016. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of March 31, 2016.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2016 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 10 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ■ 2016 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2015–March 31, 2016).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2016 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended March 31, 2016

			Expenses paid
	Beginning	Ending	during period	*
	account value	account value	(10/1/15–
Real Estate Securities Fund	(10/1/15)	(3/31/16)	3/31/16)
Institutional Class
Actual return	$1,000.00	$1,116.50	$2.43
5% annual hypothetical return	1,000.00	1,022.70	2.33
Advisor Class†
Actual return	1,000.00	1,063.67	2.03
5% annual hypothetical return	1,000.00	1,021.95	3.08
Premier Class
Actual return	1,000.00	1,114.89	3.23
5% annual hypothetical return	1,000.00	1,021.95	3.08
Retirement Class
Actual return	1,000.00	1,114.45	3.75
5% annual hypothetical return	1,000.00	1,021.45	3.59
Retail Class
Actual return	1,000.00	1,114.12	4.02
5% annual hypothetical return	1,000.00	1,021.20	3.84
*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.61% for the Premier Class, 0.71% for the Retirement Class and 0.76% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.61% for the Advisor Class.

TIAA-CREF Real Estate Securities Fund ■ 2016 Annual Report	5

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited and is used by FTSE under license. All rights in the FTSE NAREIT Index Series vest in FTSE and the National Association of Real Estate Investment Trusts (“NAREIT”). Neither FTSE nor its licensors, nor NAREIT, accept any liability for any errors or omissions in the FTSE NAREIT Index Series or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

6	2016 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2016

The Real Estate Securities Fund returned 3.76% for the Institutional Class, compared with the 4.66% return of its benchmark, the FTSE NAREIT All Equity REITs Index. The table on the following page shows returns for all share classes of the fund.

REITs produce positive returns in a volatile period

After advancing 22.68% for the twelve months ended March 31, 2015, REITs (real estate investment trusts), as measured by the benchmark index, dropped sharply early in the reporting period, largely due to uncertainties regarding the Federal Reserve’s timetable for hiking interest rates. However, the asset class began to rally in the second half of 2015, supported by favorable operating fundamentals and improved earnings. Returns for REITs weakened in the first two months of 2016, but surged in March, producing a double-digit gain.

For the twelve months, the benchmark outperformed the –0.34% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 1.96% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten years ending March 31, 2016, the benchmark generated an average annual return of 6.52%, versus 6.90% for the Russell 3000 Index and 4.90% for the Barclays aggregate index.

Sectors post mixed results

Among the benchmark’s 16 property sectors and subsectors, nine rose, three finished flat and four fell for the period. The best performers were self-storage (up 42.8%), manufactured homes (up 24.2%) and free-standing retail (up 17.0%). Investors favored free-standing retail REITs for their relatively stable and above-average dividend yields in a period of low and declining bond yields. Lodging/resorts (down 16.1%) and health care (down 6.5%) performed worst.

Fund rises but trails its benchmark

The fund’s position in nonbenchmark stock NorthStar Asset Management Group detracted most from relative performance. The fund’s overweights in NorthStar Realty Finance and office REIT SL Green Realty, an underweight in Digital Realty Trust and the absence of benchmark holding Realty Income Corporation also detracted from the fund’s relative return.

By contrast, the fund’s performance, relative to the benchmark, was helped by an underweight in health care REIT HCP and overweights in Rexford Industrial Realty and self-storage industrial REIT CubeSmart. During the period, the fund also owned the stocks of several companies that are not REITs, but that engage in activity related to real estate.

TIAA-CREF Real Estate Securities Fund ■ 2016 Annual Report	7

Real Estate Securities Fund

Performance as of March 31, 2016

		Total	Average annual
		return	total return
Real Estate Securities Fund	Inception date	1 year	5 years		10 years
Institutional Class	10/1/2002	3.76%	11.25%		6.03%
Advisor Class	12/4/2015	3.70 *	11.24	*	6.03	*
Premier Class	9/30/2009	3.54	11.08		5.93	*
Retirement Class	10/1/2002	3.42	10.97		5.80
Retail Class	10/1/2002	3.40	10.88		5.80
FTSE NAREIT All Equity REITs Index	—	4.66	11.56		6.52

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier Classes that is prior to their relative inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of the Advisor and Premier Classes shown for these periods would have been lower.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

8	2016 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Portfolio composition
% of net assets
Industry	as of 3/31/2016
Specialized REITs	25.9
Residential REITs	19.4
Retail REITs	19.3
Office REITs	10.6
Industrial REITs	9.2
Diversified REITs	7.4
Real estate services	1.8
Asset management & custody banks	0.8
Mortgage REITs	0.7
Diversified real estate activities	0.4
Short-term investments, other assets & liabilities, net	4.5
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 3/31/2016
More than $50 billion	9.7
More than $15 billion–$50 billion	48.6
More than $2 billion–$15 billion	35.0
$2 billion or less	6.7
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2016 Annual Report	9

Portfolio of investments

Real Estate Securities Fund  ■  March 31, 2016

Shares		Company	Value
COMMON STOCKS—95.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
1,400,000		NorthStar Asset Management Group, Inc	$15,890,000
		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	15,890,000
DIVERSIFIED REAL ESTATE ACTIVITIES—0.4%
1,400,000		Wharf Holdings Ltd	7,668,465
		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	7,668,465
DIVERSIFIED REITS—7.4%
3,200,000		Gramercy Property Trust	27,040,000
800,000		iShares Dow Jones US Real Estate Index Fund	62,288,000
2,500,000		NorthStar Realty Finance Corp	32,800,000
1,750,000		Spirit Realty Capital, Inc	19,687,500
		TOTAL DIVERSIFIED REITS	141,815,500
INDUSTRIAL REITS—9.2%
1,900,000		Prologis, Inc	83,942,000
3,350,000	a	Rexford Industrial Realty, Inc	60,836,000
1,350,000		Terreno Realty Corp	31,657,500
		TOTAL INDUSTRIAL REITS	176,435,500
MORTGAGE REITS—0.7%
750,000		Starwood Property Trust, Inc	14,197,500
		TOTAL MORTGAGE REITS	14,197,500
OFFICE REITS—10.6%
550,000		Boston Properties, Inc	69,894,000
375,000		Hudson Pacific Properties	10,845,000
500,000		Kilroy Realty Corp	30,935,000
1,000,000		NorthStar Realty Europe Corp	11,600,000
500,000		SL Green Realty Corp	48,440,000
350,000		Vornado Realty Trust	33,050,500
		TOTAL OFFICE REITS	204,764,500
REAL ESTATE SERVICES—1.8%
850,000		Kennedy-Wilson Holdings, Inc	18,615,000
200,000		Vanguard REIT ETF	16,760,000
		TOTAL REAL ESTATE SERVICES	35,375,000

10	2016 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments	continued

Real Estate Securities Fund  ■  March 31, 2016

Shares	Company	Value
RESIDENTIAL REITS—19.4%
625,000	Apartment Investment & Management Co (Class A)	$26,137,500
500,000	AvalonBay Communities, Inc	95,100,000
575,000	Equity Lifestyle Properties, Inc	41,819,750
1,250,000	Equity Residential	93,787,500
285,000	Essex Property Trust, Inc	66,650,100
2,000,000	Monogram Residential Trust, Inc	19,720,000
412,510	Sun Communities, Inc	29,539,841
	TOTAL RESIDENTIAL REITS	372,754,691
RETAIL REITS—19.3%
1,500,000	DDR Corp	26,685,000
800,000	Equity One, Inc	22,928,000
375,000	Federal Realty Investment Trust	58,518,750
2,200,000	General Growth Properties, Inc	65,406,000
1,000,000	Retail Opportunities Investment Corp	20,120,000
860,000	Simon Property Group, Inc	178,613,400
	TOTAL RETAIL REITS	372,271,150
SPECIALIZED REITS—25.9%
625,000	American Tower Corp	63,981,250
575,000	Crown Castle International Corp	49,737,500
750,000	CubeSmart	24,975,000
150,000	Digital Realty Trust, Inc	13,273,500
120,000	Equinix, Inc	39,685,200
450,000	Extra Space Storage, Inc	42,057,000
2,000,000	Host Marriott Corp	33,400,000
250,000	Public Storage, Inc	68,957,500
1,750,000	Sunstone Hotel Investors, Inc	24,500,000
750,000	Ventas, Inc	47,220,000
750,000	Welltower, Inc	52,005,000
1,250,000	Weyerhaeuser Co	38,725,000
	TOTAL SPECIALIZED REITS	498,516,950

	TOTAL COMMON STOCKS
	(Cost $1,361,201,526)	1,839,689,256

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Annual Report	11

Portfolio of investments	concluded

Real Estate Securities Fund  ■  March 31, 2016

Principal	Issuer	Rate	Maturity date	Value
SHORT-TERM INVESTMENTS—4.2%
TREASURY DEBT—1.9%
$36,300,000	United States Treasury Bill	0.241%–0.268%	04/14/16	$36,298,512
				36,298,512
GOVERNMENT AGENCY DEBT—2.3%
30,000,000	Federal Home Loan Bank (FHLB)	0.080%	04/01/16	30,000,000
14,300,000	FHLB	0.110%	04/13/16	14,298,999
				44,298,999
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $80,596,201)			80,597,511

	TOTAL INVESTMENTS—99.7%
	(Cost $1,441,797,727)			1,920,286,767
	OTHER ASSETS & LIABILITIES, NET—0.3%			4,929,442
	NET ASSETS—100.0%			$1,925,216,209

Abbreviation(s):
ETF	Exchange Traded Funds
REIT	Real Estate Investment Trust

a	Affiliated holding

12	2016 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities

Real Estate Securities Fund  ■  March 31, 2016

ASSETS
Portfolio investments, at value†	$1,859,450,767
Affiliated investments, at value‡	60,836,000
Cash	52,846
Receivable from Fund shares sold	1,154,721
Dividends and interest receivable	6,561,944
Due from affiliates	7,784
Other	79,063
Total assets	1,928,143,125

LIABILITIES
Management fees payable	75,625
Service agreement fee payable	6,408
Distribution fee payable	58,129
Due to affiliates	16,447
Payable for securities transactions	2,457,248
Payable for Fund shares redeemed	146,378
Payable for trustee compensation	83,025
Accrued expenses and other payables	83,656
Total liabilities	2,926,916
NET ASSETS	$1,925,216,209

NET ASSETS CONSIST OF:
Paid-in-capital	$1,436,970,218
Undistributed net investment income (loss)	8,981,445
Accumulated net realized gain (loss) on total investments	775,506
Net unrealized appreciation (depreciation) on total investments	478,489,040
NET ASSETS	$1,925,216,209

INSTITUTIONAL CLASS:
Net assets	$1,288,019,939
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	83,447,200
Net asset value per share	$15.44

ADVISOR CLASS:
Net assets	$106,609
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,905
Net asset value per share	$15.44

PREMIER CLASS:
Net assets	$85,297,595
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,522,959
Net asset value per share	$15.44

RETIREMENT CLASS:
Net assets	$317,203,787
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	19,819,693
Net asset value per share	$16.00

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Annual Report	13

Statement of assets and liabilities	concluded

Real Estate Securities Fund  ■  March 31, 2016

RETAIL CLASS:
Net assets	$234,588,279
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,301,622
Net asset value per share	$15.33
† Portfolio investments, cost	$1,389,663,724
‡ Affiliated investments, cost	$52,134,003

14	2016 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations

Real Estate Securities Fund  ■  For the period or year ended March 31, 2016

INVESTMENT INCOME
Dividends	$50,443,413
Dividends from affiliated investments	1,758,750
Interest	50,655
Total income	52,252,818

EXPENSES
Management fees	8,732,757
Shareholder servicing — Institutional Class	6,005
Shareholder servicing — Advisor Class*	65
Shareholder servicing — Premier Class	170
Shareholder servicing — Retirement Class	771,797
Shareholder servicing — Retail Class	129,786
Distribution fees — Premier Class	108,905
Distribution fees — Retail Class	553,032
Administrative service fees	87,947
Other expenses	332,141
Total expenses	10,722,605
Fee waiver by investment adviser	(814,170)
Net expenses	9,908,435
Net investment income (loss)	42,344,383

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	50,573,065
Foreign currency transactions	1,995
Net realized gain (loss) on total investments	50,575,060
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(50,633,109)
Affiliated investments	7,873,461
Net change in unrealized appreciation (depreciation) on total investments	(42,759,648)
Net realized and unrealized gain (loss) on total investments	$7,815,412
Net increase (decrease) in net assets from operations	$50,159,795

* Advisor Class commenced operations on December 4, 2015.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Annual Report	15

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		March 31, 2016	March 31, 2015

OPERATIONS
Net investment income (loss)		$42,344,383	$29,441,738
Net realized gain (loss) on total investments		50,575,060	62,621,497
Net change in unrealized appreciation (depreciation) on total investments		(42,759,648)	282,784,574
Net increase (decrease) in net assets from operations		50,159,795	374,847,809

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(26,894,437)	(19,814,156)
	Advisor Class*	(719)	—
	Premier Class	(1,594,461)	(914,785)
	Retirement Class	(5,907,824)	(4,356,386)
	Retail Class	(4,407,260)	(2,949,051)
From realized gains:	Institutional Class	(49,379,708)	(20,358,679)
	Advisor Class*	(424)	—
	Premier Class	(3,201,813)	(1,152,661)
	Retirement Class	(12,564,672)	(5,325,693)
	Retail Class	(9,535,632)	(3,681,522)
Total distributions		(113,486,950)	(58,552,933)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	167,223,033	319,640,139
	Advisor Class*	100,000	—
	Premier Class	28,210,006	32,573,060
	Retirement Class	28,696,637	117,774,028
	Retail Class	24,814,788	46,240,471
Reinvestments of distributions:	Institutional Class	76,163,321	40,121,307
	Premier Class	4,796,274	2,067,446
	Retirement Class	18,468,396	9,680,143
	Retail Class	13,362,720	6,356,191
Redemptions:	Institutional Class	(290,488,694)	(142,562,893)
	Premier Class	(11,352,028)	(28,024,645)
	Retirement Class	(90,164,427)	(50,718,234)
	Retail Class	(36,125,789)	(31,664,879)
Net increase (decrease) from shareholder transactions		(66,295,763)	321,482,134
Net increase (decrease) in net assets		(129,622,918)	637,777,010
NET ASSETS
Beginning of period		2,054,839,127	1,417,062,117
End of period		$1,925,216,209	$2,054,839,127
Undistributed net investment income (loss) included in net assets		$8,981,445	$5,619,417

16	2016 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	(concluded)

Real Estate Securities Fund  ■  For the period or year ended

		March 31, 2016	March 31, 2015

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,225,600	21,651,787
	Advisor Class*	6,905	—
	Premier Class	1,854,790	2,182,926
	Retirement Class	1,849,145	7,709,693
	Retail Class	1,673,470	3,145,608
Shares reinvested:	Institutional Class	5,270,006	2,719,385
	Premier Class	331,766	139,895
	Retirement Class	1,233,839	634,026
	Retail Class	931,432	433,326
Shares redeemed:	Institutional Class	(19,699,137)	(9,753,413)
	Premier Class	(754,606)	(1,815,577)
	Retirement Class	(5,779,288)	(3,331,057)
	Retail Class	(2,446,429)	(2,175,412)
Net increase (decrease) from shareholder transactions		(4,302,507)	21,541,187
* Advisor Class commenced operations on December 4, 2015.

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Annual Report	17

Financial highlights

Real Estate Securities Fund

	Selected per share data												Ratios and supplemental data
		Gain (loss) from investment operations
					Net realized										Ratios to average net assets
		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	For the	beginning	income		on total	investment	investment	realized	and	end of	Total		period (in		Gross		Net		income		turnover
	period	of period	(loss	)[a]	investments	operations	income	gains	distributions	period	return		thousands	)	expense		expense		(loss	)	rate
Institutional Class
	3/31/16	$15.92	$0.36		$0.15	$0.51	$(0.34)	$(0.65)	$(0.99)	$15.44	3.76%		$1,288,020		0.51%		0.47%		2.44%		33%
	3/31/15	13.20	0.26		2.97	3.23	(0.25)	(0.26)	(0.51)	15.92	24.80		1,379,388		0.52		0.52		1.79		29
	3/31/14	13.05	0.26		0.34	0.60	(0.25)	(0.20)	(0.45)	13.20	4.89		950,769		0.52		0.52		2.00		65
	3/31/13	11.87	0.19		1.21	1.40	(0.22)	—	(0.22)	13.05	11.88		864,577		0.53		0.53		1.53		50
	3/31/12	10.75	0.19		1.09	1.28	(0.16)	—	(0.16)	11.87	12.16		644,849		0.54		0.54		1.73		75
Advisor Class
	3/31/16‡	15.38	0.11		0.80	0.91	(0.20)	(0.65)	(0.85)	15.44	6.37	be	107		0.73	[c]	0.61	[c]	2.47	[c]	33
Premier Class
	3/31/16	15.93	0.34		0.14	0.48	(0.32)	(0.65)	(0.97)	15.44	3.54		85,298		0.66		0.61		2.31		33
	3/31/15	13.21	0.25		2.96	3.21	(0.23)	(0.26)	(0.49)	15.93	24.59		65,159		0.67		0.67		1.72		29
	3/31/14	13.05	0.24		0.35	0.59	(0.23)	(0.20)	(0.43)	13.21	4.81		47,330		0.67		0.67		1.88		65
	3/31/13	11.88	0.17		1.20	1.37	(0.20)	—	(0.20)	13.05	11.62		62,709		0.68		0.68		1.37		50
	3/31/12	10.75	0.18		1.10	1.28	(0.15)	—	(0.15)	11.88	12.06		58,528		0.68		0.68		1.67		75
Retirement Class
	3/31/16	16.47	0.34		0.14	0.48	(0.30)	(0.65)	(0.95)	16.00	3.42		317,204		0.76		0.72		2.19		33
	3/31/15	13.64	0.23		3.07	3.30	(0.21)	(0.26)	(0.47)	16.47	24.50		370,757		0.77		0.77		1.53		29
	3/31/14	13.46	0.24		0.36	0.60	(0.22)	(0.20)	(0.42)	13.64	4.70		238,718		0.77		0.77		1.76		65
	3/31/13	12.25	0.17		1.23	1.40	(0.19)	—	(0.19)	13.46	11.47		253,707		0.78		0.78		1.30		50
	3/31/12	11.08	0.17		1.14	1.31	(0.14)	—	(0.14)	12.25	11.96		249,433		0.78		0.78		1.54		75
Retail Class
	3/31/16	15.82	0.32		0.14	0.46	(0.30)	(0.65)	(0.95)	15.33	3.40		234,588		0.82		0.77		2.15		33
	3/31/15	13.12	0.22		2.95	3.17	(0.21)	(0.26)	(0.47)	15.82	24.41		239,535		0.83		0.83		1.49		29
	3/31/14	12.97	0.22		0.34	0.56	(0.21)	(0.20)	(0.41)	13.12	4.56		180,245		0.86		0.86		1.68		65
	3/31/13	11.80	0.14		1.21	1.35	(0.18)	—	(0.18)	12.97	11.49		187,722		0.87		0.87		1.17		50
	3/31/12	10.69	0.15		1.09	1.24	(0.13)	—	(0.13)	11.80	11.79		141,355		0.84		0.84		1.42		75

[a]	Based on average shares outstanding.
[b]	The percentage shown for this period is not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The annual performance for the Advisor Class, including performance based on the fund's Institutional Class prior to inception of the Advisor Class, was 3.70%.
‡	Advisor Class commenced operations on December 4, 2015.

18	2016 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2016 Annual Report	19

Notes to financial statements

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, the Fund made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

20	2016 Annual Report ■ Real Estate Securities Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2016, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, return of capital and long-term capital gain distributions received from portfolio investments, and the utilization of tax equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Real Estate Securities Fund ■ 2016 Annual Report	21

Notes to financial statements

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In May 2015, the FASB issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize, within the fair value hierarchy, all investments for which the fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Fund early adopted the ASU for this annual report. The adoption of the ASU did not have a material impact on the Fund’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to

22	2016 Annual Report ■ Real Estate Securities Fund

continued

the Statement of Assets and Liabilities. As of March 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2016, there were no material transfers between levels by the Fund.

Real Estate Securities Fund ■ 2016 Annual Report	23

Notes to financial statements

The following table summarizes the market value of the Fund’s investments as of March 31, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments:
Diversified real estate activities	$—	$7,668,465	$—	$7,668,465
All other equity investments*	1,832,020,791	—	—	1,832,020,791
Short-term investments	—	80,597,511	—	80,597,511
Total	$1,832,020,791	$88,265,976	$—	$1,920,286,767

* For detailed categories, see the accompanying portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on an annual rate between 0.38% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate was 0.49% as of March 31, 2016. Effective May 1, 2015, Advisors agreed to voluntarily waive a portion of the investment management fee. The investment management fee after the waiver was between 0.33% and 0.45%. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has also entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for

24	2016 Annual Report ■ Real Estate Securities Fund

continued

the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements for the Institutional Class, Premier Class, Retirement Class and Retail Class will continue through at least July 31, 2016, and the Advisor Class through at least December 3, 2016, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

The following is the percentage of the Fund’s shares owned by affiliates as of March 31, 2016:

Underlying Fund	TIAA	TIAA Access	Total
Real Estate Securities Fund	—	8%	8%

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of March 31, 2016, one 529 Plan owned 12% of the Real Estate Securities Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchase	Sales	Realized
Issue	March 31, 2015	cost	proceeds	gain (loss	)
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$52,583,744	$378,795	$ —	$—

	Dividend	Withholding	Shares at	Value at
Issue	income	expense	March 31, 2016	March 31, 2016
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$1,758,750	$ —	3,350,000	$60,836,000

Note 4—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2016, the cost of portfolio investments for federal income tax purposes was $1,450,897,980. Net unrealized

Real Estate Securities Fund ■ 2016 Annual Report	25

Notes to financial statements

appreciation of portfolio investments for federal income tax purposes was $469,388,787, consisting of gross unrealized appreciation of $496,964,151, and gross unrealized depreciation of $(27,575,364).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended March 31, 2016 were $586,875,490 and $760,555,662, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended March 31, 2016 and March 31, 2015 was as follows:

		Long-term
	Ordinary income	capital gains	Total
3/31/2016	$42,449,273	$71,037,677	$113,486,950
3/31/2015	28,034,378	30,518,555	58,552,933

As of March 31, 2016, the components of accumulated earnings on a tax basis consisted of $8,741,684 of undistributed ordinary income, $10,179,509 of undistributed long-term capital gains, and $469,388,788 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2016, there were no borrowings under this credit facility by the Fund.

26	2016 Annual Report ■ Real Estate Securities Fund

concluded

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

Real Estate Securities Fund ■ 2016 Annual Report	27

Report of independent registered
public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Real Estate Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Real Estate Securities Fund (the "Fund") at March 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland
May 25, 2016

28	2016 Annual Report ■ Real Estate Securities Fund

Renewal of investment
management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to the TIAA-CREF Real Estate Securities Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement using the process previously established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewal. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge, Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Real Estate Securities Fund ■ 2016 Annual Report	29

Renewal of investment
management agreement (unaudited)

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs. Broadridge also compared this data, as relevant, for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against an appropriate broad-based benchmark index. In each case, Broadridge summarized and the Board reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of the Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which at which no TAI representatives were present to discuss the proposed renewal of the Agreement for the Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding the Fund’s performance and the Board considered that the evaluation of TAI’s services to the Fund is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested, on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of the Fund since it had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense

30	2016 Annual Report ■ Real Estate Securities Fund

continued

reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers to comparable mutual funds; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

Real Estate Securities Fund ■ 2016 Annual Report	31

Renewal of investment
management agreement (unaudited)

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s other service providers; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Fund. It also considered TAI’s compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund, over the one-, three-, five- and ten-year periods. The Board considered the Fund’s performance as compared to its peer group, peer universe and its benchmark index. The Board also reviewed the performance of the Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair

32	2016 Annual Report ■ Real Estate Securities Fund

continued

valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Fund’s performance as compared to the performance of its benchmark index. For detail regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate which permits TAI to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial risk TAI assumes. The Board considered that TAI had earned profits with respect to the Fund under the Agreement for the one-year period ended December 31, 2015, and that TAI expected this trend to continue. The Board recognized the effect on TAI’s profitability of the March 1, 2015 amendment of the Agreement to permanently decrease the levels of assets needed to reach breakpoints (that is, the asset levels at which additional Fund assets would cause management fee rates to be lower), to further reduce fees at each breakpoint and to add a breakpoint at the $8 billion level. The Board also noted TAI’s one-year voluntary reduction of the Fund’s management fee by 0.05% that began on May 1, 2015, and the fact that TAI would not be continuing this voluntary waiver after April 30, 2016. The Board concluded that the profits earned by TAI in 2015 on its services to the Fund were reasonable in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged to most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that

Real Estate Securities Fund ■ 2016 Annual Report	33

Renewal of investment
management agreement (unaudited)

differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered the extent to which the Fund’s management fee breakpoints would have a material effect on its fees. In this connection, the Board considered TAI’s representation that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is already comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Fund’s fee schedule was reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In the future, TAI may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. They also considered TAI’s disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Fund’s strategy. The Board also considered TAI’s representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliate, TIAA-CREF Investment Management, LLC, arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds they share resources and/or personnel. TAI and

34	2016 Annual Report ■ Real Estate Securities Fund

concluded

the Fund may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Fund may be utilized as an investment option for other products and businesses of TAI and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding the Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to the Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule.

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.486% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes and in the 1st quintile of the universe of comparable funds identified by Broadridge for expense comparison purposes.
•	The Fund was in the 1st, 4th, 2nd and 5th quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes, for the one-, three-, five- and ten-year periods, respectively, and in the 1st, 2nd, 2nd, and 3rd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

Real Estate Securities Fund ■ 2016 Annual Report	35

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  March 31, 2016

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	85	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	85	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	85	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	85	Director, D2D Fund.

36	2016 Annual Report ■ Real Estate Securities Fund

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	85	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	85	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	85	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

Real Estate Securities Fund ■ 2016 Annual Report	37

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  March 31, 2016

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (since 2015), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (since 2015), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	85	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	85	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

38	2016 Annual Report ■ Real Estate Securities Fund

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Institutional Investment and Endowment Services of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.

Real Estate Securities Fund ■ 2016 Annual Report	39

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  March 31, 2016

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President, Chief Executive Officer, TIAA Global Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
J. Keith Morgan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.

40	2016 Annual Report ■ Real Estate Securities Fund

Otha T. Spriggs III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Chief Executive Officer, Individual Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

Real Estate Securities Fund ■ 2016 Annual Report	41

Important tax information (unaudited)

For the year ended March 31, 2016, the Fund designates distributions of $3,406,484 and $69,785,821 (or the maximum amount allowable), as being from Section 1250 gains and net long-term capital gains, respectively.

For the year ended March 31, 2016, the Fund designates 3.73% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2016, the Fund designates 3.46% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2016, which will be reported in conjunction with your 2016 Form 1099-DIV.

By early 2017, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

42	2016 Annual Report ■ Real Estate Securities Fund

How to reach us

TIAA website

TIAA.org
24 hours a day, 7 days a week

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206.

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2016 Annual Report March 31, 2016 TIAA-CREF Funds Fixed-Income Funds

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers to the TIAA-CREF Fixed-Income Funds on the cover of this report.

This annual report contains information about the TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, a TIAA-CREF Fund’s ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Fed makes its move, bond prices end mixed

During the twelve months ended March 31, 2016, fixed-income markets took many twists and turns as investors braced for the Federal Reserve to raise interest rates while central banks overseas cut them. Concerns about geopolitical conflicts, the effects of slowing economic growth abroad and volatile energy prices contributed to investor uncertainty. Over the twelve months, the fixed-rate investment-grade bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.0%.

Municipal bonds, as measured by the Barclays 10-Year Municipal Bond Index, continued to advance, returning 4.4%. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index returned 1.8%, and the Barclays U.S. 1–3 Year Government/Credit Bond Index returned 1.0%. Other categories ended lower. U.S. high-yield bonds, as measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High-Yield Constrained Index, fell 2.4% over the period, despite rallying 3.6% in the final month. The broad U.S. stock market, as represented by the Russell 3000® Index, dropped 0.3% over the twelve months.

U.S. job market improves and the dollar finally declines

During the period, the national unemployment rate dropped to an eight-year low of 4.9% but closed at 5.0% in March 2016, down from 5.5% a year earlier. The rate of participation in the U.S. labor force climbed to 63%, and wages rose 2.3% compared to March 2015. Pending home sales and home prices also advanced over the period, while inflation remained tame.

High-quality bonds and municipals performed well, while high-yield bonds lagged

Performance for twelve months ended March 31, 2016

Source: Investment grade: Barclays U.S. Aggregate Bond Index; Municipals: Barclays 10-Year Municipal Bond Index; Short term: Barclays U.S. 1–3 Year Government/Credit Bond Index; High yield: BofA Merrill Lynch BB-B U.S. Cash Pay High-Yield Constrained Index; as of March 31, 2016.

Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at a seasonally adjusted annualized rate of 1.4% in the final calendar quarter of 2015, largely reflecting a rise in consumer spending. However, the rate was below those in the two prior quarters. The price per barrel of West Texas Intermediate Crude Oil (WTI) dipped from about $50 when the period began to below $27 but closed the period at approximately $37. In a big reversal, the U.S. dollar dropped sharply in value against most major currencies—good news for U.S. exports.

Markets brace for Fed rate hike

Early in the period, bond prices dropped as the markets factored in the possibility of an interest rate hike by the Fed in June, but the central bank refrained from raising its rate target that month. During the late summer through early fall, concerns about slowing economic growth in China, which sharply devalued its currency, plunging oil prices, and geopolitical conflicts abroad triggered “flight-to-quality” buying of less-risky investments, such as U.S. Treasuries.

In the final calendar quarter of 2015, high-yield bond prices fell further, along with oil prices, as nearly one-fifth of the high-yield market consists of energy-related companies. Bond prices fluctuated again in anticipation of a rate hike. Finally, on December 16, 2015, the Fed raised its federal funds rate target by 0.25% to a 0.25%–0.50% range—the first rate increase since 2006—and maintained that target through the end of the period. Meanwhile, central banks in Europe, Japan and China remained on a different rate trajectory as they continued to aggressively implement monetary-easing policies.

Oil prices fluctuate sharply but stabilize

In February 2016, the price per barrel of WTI crude oil, which had dropped to under $30 the prior month, bounced back somewhat and high-yield bond prices began to rise. Conversely, U.S. Treasury prices dropped, as many investors feared that strong labor market results and the prospect of higher inflation might compel the Fed to raise rates more aggressively than anticipated. However, dovish comments from Fed Chair Janet Yellen reduced these fears toward the end of the period.

Bond prices, particularly those of high-yield issues, advanced and yields dropped in the final month of the period. Toward the end of March, the Fed Chair said that, going forward, the Fed would need to “proceed cautiously” in raising interest rates against a backdrop of weakness in China and slower global growth.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	3

About the funds’ benchmarks

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

BofA Merrill Lynch is used with permission. bofa merrill lynch is licensing the bofa merrill lynch indices “as is,” makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the bofa merrill lynch indices or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend tiaa or any of its products or services.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2015–March 31, 2016).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	5

Bond Fund

Portfolio composition
% of net assets as of 3/31/2016
Corporate bonds	29.2
Mortgage-backed securities*	19.9
Foreign government & corporate bonds denominated in U.S. dollars	14.1
Commercial mortgage-backed securities & other mortgage-backed securities	13.7
U.S. Treasury securities	9.6
Asset-backed securities	5.5
Municipal bonds	2.7
Bank loan obligations	1.4
U.S. agency securities	0.4
Short-term investments, other assets & liabilities, net	3.5
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2016
Less than 1 year	7.7
1–3 years	14.4
3–5 years	25.7
5–10 years	37.5
Over 10 years	14.7
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 3/31/2016
Aaa/AAA	32.9
Aa/AA	4.8
A/A	16.9
Baa/BBB	28.2
Ba/BB	6.2
B/B	6.1
Below B/B	3.6
Non-rated	1.3
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2016

The Bond Fund returned 2.05% for the Institutional Class, compared with the 1.96% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Fed hikes rates, bonds post mixed results

During the twelve-month period, unemployment declined to 5.0% from 5.4% in April 2015, wages and consumer spending rose, and the housing market improved. The domestic economy grew, but at a slower pace as the year progressed. Oil prices closed lower, and the U.S. dollar dropped in value against most major currencies.

Fueled by generally strengthening domestic economic conditions, the Federal Reserve raised its federal funds rate target by 0.25% in December 2015—the first rate hike since 2006. As 2016 commenced, bonds fluctuated in reaction to fears that rising wages might compel the Fed to accelerate its timetable for hiking rates. However, the Fed refrained from increasing rates further as growth in the United States remained modest and inflation remained low. As the period came to a close, Fed Chair Janet Yellen noted that, going forward, the Fed would need to “proceed cautiously” in raising interest rates against a backdrop of weakness in China and slower global growth.

Fixed-income markets were turbulent. For the twelve months, higher-rated securities outperformed higher-yielding bonds as investors gravitated to “safe haven” assets. Although high-yield bond prices rose along with oil prices in the final month of the period, the high-yield sector ended down for the period. Long-term bonds generally outperformed their short-term counterparts.

Performance as of March 31, 2016
		Total	Average annual
		return	total return
Bond Fund	Inception date	1 year	5 years		10 years
Institutional Class	7/1/1999	2.05%	4.40%		4.99%
Advisor Class	12/4/2015	2.00 ‡	4.39	‡	4.99	‡
Premier Class	9/30/2009	1.89	4.25		4.90	‡
Retirement Class	3/31/2006	1.80	4.13		4.73
Retail Class	3/31/2006	1.75	4.08		4.76
Barclays U.S. Aggregate Bond Index	—	1.96	3.78		4.90

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

6	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Investment-grade bond categories close higher

Every component of the Barclays U.S. Aggregate Bond Index rose over the twelve months. Chief among those that beat the benchmark were commercial mortgage-backed securities, which rose 2.8% but constituted only about 2% of the benchmark’s total market capitalization at period-end. Mortgage-backed securities, which made up more than one-quarter of the benchmark’s capitalization at the period’s close, rose 2.5%, followed by U.S. Treasuries, which accounted for more than one-third of the index’s capitalization at period-end and returned 2.4%.

Components that underperformed the index included asset-backed securities and government-related credit issues. Both returned 1.7% and made up 0.6% and 5.0% of the index’s capitalization at period-end, respectively. Corporate bonds, which comprised about one-quarter of the benchmark at period-end, followed with a return of 0.9%. Government-related agency issues returned 0.7% and made up slightly under 4% of the index when the period closed.

Fund beats benchmark: factors impacting performance

For the period, security selection in the corporate bond and asset-backed securities categories was among the key contributors to the fund’s outperformance. The fund’s overweight and security selection in government-related agencies also contributed significantly.

By contrast, the fund’s overweight in cash and underweights in mortgage-backed securities and Treasuries detracted from performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(10/1/15–
Bond Fund	(10/1/15)	(3/31/16)	3/31/16)
Actual return
Institutional Class	$1,000.00	$1,026.66	$1.57
Advisor Class†	1,000.00	1,027.09	1.54
Premier Class	1,000.00	1,025.89	2.33
Retirement Class	1,000.00	1,025.16	2.84
Retail Class	1,000.00	1,024.92	3.09
5% annual hypothetical return
Institutional Class	1,000.00	1,023.45	1.57
Advisor Class†	1,000.00	1,022.65	2.38
Premier Class	1,000.00	1,022.70	2.33
Retirement Class	1,000.00	1,022.20	2.83
Retail Class	1,000.00	1,021.95	3.08

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.46% for the Premier Class, 0.56% for the Retirement Class and 0.61% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.47% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	7

Bond Index Fund

Portfolio composition
% of net assets
as of 3/31/2016
U.S. Treasury securities	36.8
Mortgage-backed securities*	27.8
Corporate bonds	20.4
Foreign government & corporate bonds denominated in U.S. dollars	8.6
U.S. agency securities	2.4
Commercial mortgage-backed securities & other mortgage-backed securities	1.6
Municipal bonds	1.0
Asset-backed securities	0.8
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2016
Less than 1 year	3.8
1–3 years	17.3
3–5 years	39.3
5–10 years	25.1
Over 10 years	14.5
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 3/31/2016
Aaa/AAA	71.2
Aa/AA	4.6
A/A	11.2
Baa/BBB	12.9
Non-rated	0.1
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2016

The Bond Index Fund returned 1.99% for the Institutional Class, compared with the 1.96% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Fed hikes rates, bonds post mixed results

During the twelve-month period, unemployment declined to 5.0% from 5.4% in April 2015, wages and consumer spending rose, and the housing market improved. The domestic economy grew, but at a slower pace as the year progressed. Oil prices closed lower, and the U.S. dollar dropped in value against most major currencies.

Fueled by generally strengthening domestic economic conditions, the Federal Reserve raised its federal funds rate target by 0.25% in December 2015—the first rate hike since 2006. As 2016 commenced, bonds fluctuated in reaction to fears that rising wages might compel the Fed to accelerate its timetable for hiking rates. However, the Fed refrained from increasing rates further as growth in the United States remained modest and inflation remained low. As the period came to a close, Fed Chair Janet Yellen noted that, going forward, the Fed would need to “proceed cautiously” in raising interest rates against a backdrop of weakness in China and slower global growth.

Fixed-income markets were turbulent. For the twelve months, higher-rated securities outperformed higher-yielding bonds as investors gravitated to “safe haven” assets. Although high-yield bond prices rose along with oil prices in the final month of the period, the high-yield sector ended down for the period. Long-term bonds generally outperformed their short-term counterparts.

Performance as of March 31, 2016

		Total	Average annual
		return	total return
Bond Index Fund	Inception date	1 year	5 years		since fund inception
Institutional Class	9/14/2009	1.99%	3.67%		3.89%
Advisor Class	12/4/2015	1.94 ‡	3.66	‡	3.88	‡
Premier Class	9/30/2009	1.84	3.51		3.73	‡
Retirement Class	9/14/2009	1.64	3.39		3.63
Retail Class	9/14/2009	1.55	3.29		3.53
Barclays U.S. Aggregate Bond Index	—	1.96	3.78		4.07	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

8	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Investment-grade bond categories close higher

Every component of the Barclays U.S. Aggregate Bond Index rose over the twelve months. Chief among those that beat the benchmark were commercial mortgage-backed securities, which rose 2.8% but constituted only about 2% of the benchmark’s total market capitalization at period-end. Mortgage-backed securities, which made up more than one-quarter of the benchmark’s capitalization at the period’s close, rose 2.5%, followed by U.S. Treasuries, which accounted for more than one-third of the index’s capitalization at period-end and returned 2.4%.

Components that underperformed the index included asset-backed securities and government-related credit issues. Both returned 1.7% and made up 0.6% and 5.0% of the index’s capitalization at period-end, respectively. Corporate bonds, which comprised about one-quarter of the benchmark at period-end, followed with a return of 0.9%. Government-related agency issues returned 0.7% and made up slightly under 4% of the index when the period closed.

The fund slightly outperforms its benchmark

For the twelve months, the fund beat its benchmark in spite of the fund’s deduction for expenses, which the benchmark does not include. Since its inception on September 14, 2009, the fund has sought to maintain the overall characteristics of its benchmark. The fund’s managers invest in the same sectors that are included in the benchmark and closely match weightings and maturities.

During the period, this portfolio had similar sector returns to its benchmark, enabling it to nearly match the index’s performance. Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the fund’s risk-and-reward characteristics to more closely resemble those of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception September 14, 2009)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Bond Index	value	value	(10/1/15–
Fund	(10/1/15)	(3/31/16)	3/31/16)
Actual return
Institutional Class	$1,000.00	$1,024.51	$0.61
Advisor Class†	1,000.00	1,028.38	0.88
Premier Class	1,000.00	1,023.75	1.37
Retirement Class	1,000.00	1,023.23	1.87
Retail Class	1,000.00	1,022.85	2.23
5% annual hypothetical return
Institutional Class	1,000.00	1,024.40	0.61
Advisor Class†	1,000.00	1,023.65	1.37
Premier Class	1,000.00	1,023.65	1.37
Retirement Class	1,000.00	1,023.15	1.87
Retail Class	1,000.00	1,022.80	2.23

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.44% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.27% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	9

Bond Plus Fund

Portfolio composition
% of net assets as of 3/31/2016
Corporate bonds	29.1
Mortgage-backed securities*	23.9
Foreign government & corporate bonds denominated in U.S. dollars	14.3
Commercial mortgage-backed securities & other mortgage-backed securities	9.5
U.S. Treasury securities	7.5
Bank loan obligations	5.3
Asset-backed securities	4.7
Municipal bonds	3.8
Short-term investments, other assets & liabilities, net	1.9
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2016
Less than 1 year	6.0
1–3 years	13.5
3–5 years	28.0
5–10 years	37.9
Over 10 years	14.6
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 3/31/2016
Aaa/AAA	32.9
Aa/AA	4.3
A/A	11.7
Baa/BBB	24.9
Ba/BB	8.7
B/B	10.8
Below B/B	5.8
Non-rated	0.9
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2016

The Bond Plus Fund returned 1.56% for the Institutional Class, compared with the 1.96% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Fed hikes rates, bonds post mixed results

During the twelve-month period, unemployment declined to 5.0% from 5.4% in April 2015, wages and consumer spending rose, and the housing market improved. The domestic economy grew, but at a slower pace as the year progressed. Oil prices closed lower, and the U.S. dollar dropped in value against most major currencies.

Fueled by generally strengthening domestic economic conditions, the Federal Reserve raised its federal funds rate target by 0.25% in December 2015—the first rate hike since 2006. As 2016 commenced, bonds fluctuated in reaction to fears that rising wages might compel the Fed to accelerate its timetable for hiking rates. However, the Fed refrained from increasing rates further as growth in the United States remained modest and inflation remained low. As the period came to a close, Fed Chair Janet Yellen noted that, going forward, the Fed would need to “proceed cautiously” in raising interest rates against a backdrop of weakness in China and slower global growth.

For the twelve months, higher-rated securities outperformed higher-yielding bonds as investors gravitated to “safe haven” assets. Although high-yield bond prices rose along with oil prices in the final month of the period, the high-yield sector ended down for the period. Long-term bonds generally outperformed their short-term counterparts.

Performance as of March 31, 2016

		Total	Average annual
		return	total return
Bond Plus Fund	Inception date	1 year	5 years		10 years
Institutional Class	3/31/2006	1.56%	4.57%		4.96%
Advisor Class	12/4/2015	1.61 ‡	4.58	‡	4.96	‡
Premier Class	9/30/2009	1.41	4.41		4.85	‡
Retirement Class	3/31/2006	1.41	4.33		4.71
Retail Class	3/31/2006	1.25	4.23		4.72
Barclays U.S. Aggregate Bond Index	—	1.96	3.78		4.90

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Investment-grade bond categories close higher

Every component of the Barclays U.S. Aggregate Bond Index rose over the twelve months. Chief among those that beat the benchmark were commercial mortgage-backed securities, which rose 2.8% but constituted only about 2% of the benchmark’s total market capitalization at period-end. Mortgage-backed securities, which made up more than one-quarter of the benchmark’s capitalization at the period’s close, rose 2.5%, followed by U.S. Treasuries, which accounted for more than one-third of the index’s capitalization at period-end and returned 2.4%.

Components that underperformed the index included asset-backed securities and government-related credit issues. Both returned 1.7% and made up 0.6% and 5.0% of the index’s capitalization at period-end, respectively. Corporate bonds, which comprised about one-quarter of the benchmark at period-end, followed with a return of 0.9%. Government-related agency issues returned 0.7% and made up slightly under 4% of the index when the period closed.

Factors impacting relative performance

Bond prices fluctuated sharply throughout the twelve months, and although the fund posted a positive return, it lagged the benchmark due to a number of factors. Securities selection and the fund’s positioning of U.S. Treasury holdings on the yield curve were key detractors (the Treasury yield curve is a graphical depiction of yields on Treasuries of all maturities). The fund’s overweight positions in corporate bonds and cash also hampered performance.

These negative effects were partly offset by the fund’s overweight in municipal bonds, where the index had virtually no exposure; its positioning of government-related credits on the yield curve; and its underweight in government-related agency issues.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2016
			Expenses
			paid
	Beginning	Ending	during
Bond Plus	account value	account value	period* (10/1/15–
Fund	(10/1/15)	(3/31/16)	3/31/16)
Actual return
Institutional Class	$1,000.00	$1,024.02	$1.57
Advisor Class†	1,000.00	1,024.64	1.53
Premier Class	1,000.00	1,024.24	2.33
Retirement Class	1,000.00	1,023.71	2.83
Retail Class	1,000.00	1,022.42	3.13
5% annual hypothetical return
Institutional Class	1,000.00	1,023.45	1.57
Advisor Class†	1,000.00	1,022.65	2.38
Premier Class	1,000.00	1,022.70	2.33
Retirement Class	1,000.00	1,022.20	2.83
Retail Class	1,000.00	1,021.90	3.13

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.46% for the Premier Class, 0.56% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.47% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	11

High-Yield Fund

Portfolio composition
% of net assets as of 3/31/2016
Corporate bonds	69.4
Foreign government & corporate bonds denominated in U.S. dollars	13.7
Bank loan obligations	11.4
Short-term investments, other assets & liabilities, net	5.5
Total	100.0

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 3/31/2016
1-3 years	4.9
3–5 years	20.8
5–10 years	69.3
Over 10 years	5.0
Total	100.0

Holdings by credit quality*
% of fixed-income investments (excluding short-term investments) as of 3/31/2016
Baa/BBB	1.0
Ba/BB	44.8
B/B	46.1
Below B/B	8.1
Total	100.0

*	Credit quality ratings are based on the BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Performance for the twelve months ended March 31, 2016

The High-Yield Fund returned –3.84% for the Institutional Class, compared with the –2.36% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. The table below includes performance data for all share classes of the fund.

High-yield bond prices fall amid slumping oil prices and a Fed rate hike

During the twelve-month period, the domestic economy grew, but at a slower pace as the year progressed. Crude oil prices fell 26% from $50 a barrel at the start of the period to $37 on March 31, 2016. Despite advancing 1.99% in the last six months of the reporting period, the high-yield bond index finished the twelve-month period lower. Assets offering risk premiums were hurt amid concerns about slower global growth and falling oil prices due to the large representation of energy companies in the high-yield market.

Fueled by strengthening domestic economic conditions in general, the Federal Reserve raised its federal funds rate target by 0.25% in December 2015—the first rate hike since 2006. The Fed refrained from increasing rates further as growth in the United States remained modest and inflation remained low.

Over the twelve months, high-yield bonds underperformed the 1.96% return of the broad U.S. investment-grade fixed-rate bond market as measured by the Barclays U.S. Aggregate Bond Index. However, for the 10 years ended March 31, 2016, the high-yield index rose 6.53%, surpassing the 4.90% return of investment-grade bonds for the same period.

Performance as of March 31, 2016

		Total	Average annual
		return	total return
High-Yield Fund†	Inception date	1 year	5 years		10 years
Institutional Class	3/31/2006	–3.84%	4.74%		6.54%
Advisor Class	12/4/2015	–3.88 ‡	4.73	‡	6.53	‡
Premier Class	9/30/2009	–3.87	4.61		6.44	‡
Retirement Class	3/31/2006	–3.97	4.50		6.28
Retail Class	3/31/2006	–4.06	4.46		6.34
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	–2.36	5.14		6.53

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Prior to October 19, 2015, shares held 60 calendar days or less may have been subject to a redemption fee of 2%. Please see the prospectus for details. The redemption fee will not apply to transactions in fund shares on or after October 19, 2015.
‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

12	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

High-yield sectors produce mixed returns and new issuance slows

During the period, declines in the high-yield market resulted mostly from several sectors that had substantial losses. Energy, including exploration and production, was one of the largest sectors in the index on March 31, 2016, and was the worst performer at –32.6%. However, integrated energy, one of the smallest sectors at period-end, gained 25.7%.

Investors moved away from riskier asset classes to the perceived safety of U.S. Treasuries and other higher-quality investment-grade bonds. New high-yield debt issuance totaled just over $202 billion for the twelve months, down substantially from nearly $316 billion over the same period in 2015. High-yield default rates climbed to 2.4% on March 31, 2016, from 1.6% a year earlier, according to Moody’s Investor Service.

The fund declines and trails its benchmark as energy prices sink lower

During the twelve-month period, the fund declined and trailed its benchmark, primarily due to security selection. Among individual security selections, the biggest drag on relative performance came from overweight positions in California Resources, Ultra Petroleum and Peabody Energy, each of which performed poorly amid difficult market conditions for energy producers. On a positive note, an underweight position in poorly performing Chesapeake Energy was the largest contributor to relative performance. Favorable security selection and an overweight position in chemical manufacturer Olin also contributed positively, as the company benefited from capacity reductions and streamlining its business operations.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2016
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
High-Yield	value	value	(10/1/15–
Fund	(10/1/15)	(3/31/16)	3/31/16)
Actual return
Institutional Class	$1,000.00	$1,008.82	$1.81
Advisor Class†	1,000.00	1,002.32	1.65
Premier Class	1,000.00	1,008.12	2.56
Retirement Class	1,000.00	1,007.59	3.06
Retail Class	1,000.00	1,007.56	3.16
5% annual hypothetical return
Institutional Class	1,000.00	1,023.20	1.82
Advisor Class†	1,000.00	1,022.45	2.58
Premier Class	1,000.00	1,022.45	2.58
Retirement Class	1,000.00	1,021.95	3.08
Retail Class	1,000.00	1,021.85	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class, 0.51% for the Premier Class, 0.61% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.51% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	13

Inflation-Linked Bond Fund

Portfolio composition
% of net assets
as of 3/31/2016
U.S. Treasury securities	95.6
U.S. agency securities	0.4
Mortgage-backed securities*	0.3
Corporate bonds	0.1
Short-term investments, other assets & liabilities, net	3.6
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2016
Less than 1 year	2.6
1–3 years	19.5
3–5 years	25.9
5–10 years	40.3
Over 10 years	11.7
Total	100.0

Performance for the twelve months ended March 31, 2016

The Inflation-Linked Bond Fund returned 0.41% for the Institutional Class, compared with the 1.84% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The table below includes performance data for all share classes of the fund.

On January 1, 2016, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as the fund’s benchmark. The change was made because the average maturity—the average time before bonds or other fixed-income investments mature—of the former benchmark has lengthened over time, and the new benchmark is now more consistent with the fund’s desired average maturity and the maturity of other funds within the fund’s competitive universe.

TIPS advance amid a rise in inflation, slumping oil prices and a Fed rate hike

As March 2016 commenced, year-over-year core inflation, as measured by the Consumer Price Index, which includes all items less food and energy, was 2.3%, compared with 1.8% for the twelve months ended March 31, 2015. However, crude oil prices, a commonly used indicator of current inflationary pressures, fell 26% from $50 a barrel at the start of the period to $37 on March 31, 2016.

Despite continued downward pressure on certain economic sectors, inflation trended upward during the twelve months. The nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annualized rate of 1.4% in the fourth quarter of 2015—albeit at a slower pace than during the prior two quarters. Other signs of economic growth included unemployment declining to 5.0% from 5.4% in April 2015, rising wages and consumer spending, and improvements in the housing market.

Fueled by strengthening domestic economic conditions in general, the Federal Reserve raised its federal funds rate target by 0.25% in December 2015—the

Performance as of March 31, 2016

		Total	Average annual
		return	total return
Inflation-Linked Bond Fund	Inception date	1 year	5 years		10 years
Institutional Class	10/1/2002	0.41%	2.62%		4.23%
Advisor Class	12/4/2015	0.40 †	2.62	†	4.22	†
Premier Class	9/30/2009	0.31	2.47		4.12	†
Retirement Class	3/31/2006	0.22	2.39		4.00
Retail Class	10/1/2002	0.18	2.31		4.01
Barclays U.S. Treasury Inflation Protected Securities 1–10 Years Index	—	1.84	1.88		4.00
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	1.51	3.02		4.62

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

first rate hike since 2006. As 2016 commenced, bonds fluctuated in reaction to fears that rising wages might compel the Fed to accelerate its timetable for monetary tightening. However, the Fed refrained from increasing rates further as growth in the United States remained modest and inflation remained low. As the period came to a close, Fed Chair Janet Yellen noted that, going forward, the Fed would need to “proceed cautiously” in raising interest rates against a backdrop of weakness in China and slower global growth.

Fixed-income markets were turbulent, but most components still posted positive returns for the year. Interest rate movements fluctuated throughout the yield curve, but in general, the performance of long-term bonds topped their short-term counterparts, and inflation expectations remained tempered. The twelve-month return of the TIPS 1–10 year index was just slightly lower than the 1.96% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Similarly, for the 10 years ended March 31, 2016, the TIPS 1–10 year index achieved gains of 4.00% versus the 4.90% return of the Barclays aggregate index.

The fund achieves gains, but trails its new benchmark

The fund rose during the period but underperformed the Barclays TIPS 1–10 year index primarily because of unfavorable security selection and yield curve positioning in U.S. Treasuries (the Treasury yield curve is a graphical depiction of yields on Treasures of all maturities). Treasuries represented 96.14% of the portfolio’s market value versus the 99.96% weight in the benchmark at period-end. Since the fund’s portfolio was similar to the composition of the TIPS 1–10 year index, the above discussion of the benchmark’s performance also applies to the fund’s results.

During the period, the fund’s portfolio managers aligned the fund’s duration—a measure of the fund’s sensitivity to interest rate changes—close to that of the TIPS 1–10 year index. This investment strategy helped the fund’s risk and reward characteristics remain in line with those of its new benchmark.

$10,000 over 10 years

Institutional Class

‡	On January 1, 2016, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index replaced the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as the fund’s benchmark.

For the purpose of comparison, the graph also shows the changes in the values of the fund’s new and old benchmarks during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Inflation-Linked	value	value	(10/1/15–
Bond Fund	(10/1/15)	(3/31/16)	3/31/16)
Actual return
Institutional Class	$1,000.00	$1,026.42	$ 1.37
Advisor Class†	1,000.00	1,029.04	1.37
Premier Class	1,000.00	1,026.31	2.13
Retirement Class	1,000.00	1,026.12	2.63
Retail Class	1,000.00	1,025.50	2.94
5% annual hypothetical return
Institutional Class	1,000.00	1,023.65	1.37
Advisor Class†	1,000.00	1,022.90	2.12
Premier Class	1,000.00	1,022.90	2.12
Retirement Class	1,000.00	1,022.40	2.63
Retail Class	1,000.00	1,022.10	2.93

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.42% for the Premier Class, 0.52% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.42% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	15

Short-Term Bond Fund

Portfolio composition
% of net assets
as of 3/31/2016
Corporate bonds	25.5
Commercial mortgage-backed securities & other mortgage-backed securities	22.7
Foreign government & corporate bonds denominated in U.S. dollars	18.8
U.S. Treasury securities	12.1
Asset-backed securities	9.3
Bank loan obligations	3.6
U.S. agency securities	2.9
Municipal bonds	0.7
Mortgage-backed securities*	0.6
Short-term investments, other assets & liabilities, net	3.8
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2016
Less than 1 year	27.0
1–3 years	48.6
3–5 years	18.7
5–10 years	5.3
Over 10 years	0.4
Total	100.0

Holdings by credit quality†
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2016
Aaa/AAA	24.5
Aa/AA	11.9
A/A	19.9
Baa/BBB	26.3
Ba/BB	11.4
B/B	3.9
Below B/B	0.8
Non-rated	1.3
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2016

The Short-Term Bond Fund returned 1.18% for the Institutional Class, compared with the 1.04% return of its benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. The table below includes performance data for all share classes of the fund.

As expected, Fed boosts rates

During the twelve-month period, unemployment declined to 5.0%, from 5.4% in April 2015, wages and consumer spending rose, and the housing market improved. The domestic economy grew, but at a slower pace as the year progressed. Oil prices closed lower, and the U.S. dollar declined in value against most major currencies.

Fueled by generally strengthening domestic economic conditions, the Federal Reserve raised its federal funds rate target by 0.25% in December 2015—the first rate hike since 2006. As 2016 commenced, bonds fluctuated in reaction to fears that rising wages might compel the Fed to accelerate its timetable for hiking rates. However, the Fed refrained from increasing rates further as growth in the United States remained modest and inflation remained low. As the period came to a close, Fed Chair Janet Yellen noted that, going forward, the Fed would need to “proceed cautiously” in raising interest rates against a back-drop of weakness in China and slower global growth.

Short-term bonds trail the broad bond market

During the period, the fund’s benchmark underperformed the 1.96% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Interest rate movements fluctuated throughout the yield curve, but in general, the performance of long-term bonds topped their short-term counterparts. Yields on 10-year U.S. Treasuries declined

Performance as of March 31, 2016

		Total	Average annual
		return	total return
Short-Term Bond Fund	Inception date	1 year	5 years		10 years
Institutional Class	3/31/2006	1.18%	1.85%		3.17%
Advisor Class	12/4/2015	1.04 ‡	1.82	‡	3.16	‡
Premier Class	9/30/2009	1.03	1.69		3.08	‡
Retirement Class	3/31/2006	0.93	1.59		2.92
Retail Class	3/31/2006	0.78	1.52		2.95
Barclays U.S. 1–3 Year Government/Credit Bond Index	—	1.04	1.14		2.80

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

16	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

from 1.87% at the start of the reporting period to 1.78% twelve months later. However, yields on short-term issues actually rose modestly, constraining their performance during the period. For the ten years ended March 31, 2016, the average annual return of the Barclays 1–3 year index was 2.80% versus 4.90% for the Barclays aggregate index.

Representing more than one-fifth of the benchmark’s total market capitalization, short-term corporate securities advanced 1.4% for the twelve months ended March 31, 2016. Government credit securities performed in line with the broader market, returning 1.0%. Government agency securities and short-term Treasuries, which made up more than three-fifths of the index, both underper-formed the broader market with a matching return of 0.9%. Although a small weighting, municipal bonds were the strongest-performing sector in the index, gaining 2.4%.

Astute sector weightings help the fund outperform

For the period, the fund outperformed its benchmark, largely due to advantageous positions in several sectors. Most notably, an overweight position and yield curve exposure in the strongly performing corporate bond sector made the most significant contribution to the fund’s relative return (a yield curve is a graphical depiction of yields on bonds, in a given sector, of all maturities). Yield curve positioning and an underweight in government agency securities further benefited relative performance. Another solid contribution came from an out-of-benchmark holding in short-term asset-backed securities, which delivered strong gains.

Despite the fund’s sizable underweight in short-term U.S. Treasuries, these securities still detracted most from relative returns, as they underperformed the broad bond market. The fund had a small exposure to derivatives instruments during the period, which detracted from its relative performance. A small allocation to cash and other short-term investments also detracted.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the changes in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(10/1/15–
Bond Fund	(10/1/15)	(3/31/16)	3/31/16)
Actual return
Institutional Class	$1,000.00	$1,007.57	$1.36
Advisor Class†	1,000.00	1,007.17	1.39
Premier Class	1,000.00	1,006.81	2.16
Retirement Class	1,000.00	1,006.31	2.61
Retail Class	1,000.00	1,006.06	2.86
5% annual hypothetical return
Institutional Class	1,000.00	1,023.65	1.37
Advisor Class†	1,000.00	1,022.85	2.17
Premier Class	1,000.00	1,022.85	2.17
Retirement Class	1,000.00	1,022.40	2.63
Retail Class	1,000.00	1,022.15	2.88

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.43% for the Premier Class, 0.52% for the Retirement Class and 0.57% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.43% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	17

Short-Term Bond Index Fund

Portfolio composition
% of net assets
as of 3/31/2016
U.S. Treasury securities	57.6
Corporate bonds	21.3
Foreign government & corporate bonds denominated in U.S. dollars	13.7
U.S. agency securities	6.9
Municipal bonds	0.1
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2016
Less than 1 year	4.7
1–3 years	94.7
3–5 years	0.6
Total	100.0

Holdings by credit quality†
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2016
Aaa/AAA	69.4
Aa/AA	7.5
A/A	13.0
Baa/BBB	10.1
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the period ended March 31, 2016

The Short-Term Bond Index Fund was launched on August 7, 2015. From that date through March 31, 2016, the fund returned 0.85% for the Institutional Class, compared with the 0.96% return of its benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. The table below includes performance data for all share classes of the fund for the reporting period.

The new fund seeks to closely track its index

Under normal circumstances, the fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays U.S. 1–3 Year Government/Credit Bond Index. Generally, the fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars, including U.S. Treasury debt, government-related debt and corporate issues.

The fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the index (for example, duration, sector diversification and credit quality) without investing in all of the securities in the index.

At times, the fund may also invest in securities not held in the index, but which have similar investment characteristics to securities held in the index.

As expected, Fed boosts rates

During the period, unemployment declined, wages and consumer spending rose and the housing market improved. The domestic economy grew but at a slower pace as the year progressed. Oil prices closed lower, and the U.S. dollar declined in value against most major currencies.

Fueled by generally strengthening domestic economic conditions, the Federal Reserve raised its federal funds rate target by 0.25% in December 2015—the first rate hike since 2006. As 2016 commenced, bonds fluctuated in reaction

Performance as of March 31, 2016

		Total return
Short-Term Bond Index Fund	Inception date	since inception
Institutional Class	8/7/2015	0.85%
Advisor Class	12/4/2015	0.80	‡
Premier Class	8/7/2015	0.75
Retirement Class	8/7/2015	0.69
Retail Class	8/7/2015	0.62
Barclays U.S. 1–3 Year Government/Credit Bond Index	—	0.96	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for this period would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

18	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

to fears that rising wages might compel the Fed to accelerate its timetable for hiking rates. However, the Fed refrained from increasing rates further as growth in the United States remained modest and inflation remained low. As the period came to a close, Fed Chair Janet Yellen noted that, going forward, the Fed would need to “proceed cautiously” in raising interest rates against a backdrop of weakness in China and slower global growth.

Short-term bonds trail the broad bond market

During the reporting period, interest rate movements fluctuated throughout the yield curve, but in general, the performance of long-term bonds topped their short-term counterparts. Yields on 10-year U.S. Treasuries declined from 2.18% at the start of the period to 1.78% at period-end. However, yields on short-term issues actually rose modestly, constraining their performance during the period.

The fund trails its benchmark

Within a challenging investment environment for fixed-income securities, the Short-Term Bond Index Fund underperformed the Barclays U.S. 1–3 Year Government/Credit Bond Index partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

Despite the fund’s sizable underweight in short-term U.S. Treasuries, these securities still detracted most from relative returns as they underperformed the broad bond market. However, an overweight position and yield curve exposure in the strongly performing corporate bond sector made the most significant contributions to the fund’s relative return (the Treasury yield curve is a graphical depiction of yields on Treasuries of all maturities).

$10,000 invested at fund’s inception

Institutional Class (inception August 7, 2015)

For the purpose of comparison, the graph also shows the changes in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2016

			Expenses
Short-Term Bond Index Fund	Beginning account value (10/1/15)	Ending account value (3/31/16)	paid during period* (10/1/15– 3/31/16)
Actual return
Institutional Class	$1,000.00	$1,005.29	$0.60
Advisor Class†	1,000.00	1,008.53	0.87
Premier Class	1,000.00	1,004.53	1.35
Retirement Class	1,000.00	1,004.05	1.85
Retail Class	1,000.00	1,003.54	2.35
5% annual hypothetical return
Institutional Class	1,000.00	1,024.40	0.61
Advisor Class†	1,000.00	1,023.65	1.37
Premier Class	1,000.00	1,023.65	1.37
Retirement Class	1,000.00	1,023.15	1.87
Retail Class	1,000.00	1,022.65	2.38

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.47% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end.
Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.27% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	19

Social Choice Bond Fund

Portfolio composition
% of net assets
as of 3/31/2016
Corporate bonds	26.9
Foreign government & corporate bonds denominated in U.S. dollars	16.7
U.S. agency securities	13.7
Municipal bonds	10.4
Commercial mortgage-backed securities & other mortgage-backed securities	9.6
Mortgage-backed securities*	9.1
U.S. Treasury securities	5.2
Asset-backed securities	3.4
Bank loan obligations	0.9
Short-term investments, other assets & liabilities, net	4.1
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2016
Less than 1 year	7.9
1–3 years	19.5
3–5 years	16.6
5–10 years	33.4
Over 10 years	22.6
Total	100.0

Holdings by credit quality†
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2016
Aaa/AAA	32.4
Aa/AA	15.7
A/A	11.8
Baa/BBB	19.9
Ba/BB	2.7
B/B	3.3
Below B/B	3.1
Non-rated	11.1
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2016

The Social Choice Bond Fund returned 1.64% for the Institutional Class, compared with the 1.96% return of its benchmark, the Barclays U.S. Aggregate Bond Index. The fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The table below includes performance data for all share classes of the fund.

As expected, the Fed boosts rates

During the twelve-month period, unemployment declined to 5.0%, from 5.4% in April 2015, wages and consumer spending rose, and the housing market improved. The domestic economy grew, but at a slower pace as the year progressed. Oil prices closed lower, and the U.S. dollar declined in value against most major currencies.

Fueled by generally strengthening domestic economic conditions, the Federal Reserve raised its federal funds rate target by 0.25% in December 2015—the first rate hike since 2006. As 2016 commenced, bonds fluctuated in reaction to fears that rising wages might compel the Fed to accelerate its timetable for hiking rates. However, the Fed refrained from increasing rates further as growth in the United States remained modest and inflation remained low. As the period came to a close, Fed Chair Janet Yellen noted that, going forward, the Fed would need to “proceed cautiously” in raising interest rates against a backdrop of weakness in China and slower global growth.

Fixed-income markets were turbulent. Interest rate movements fluctuated throughout the yield curve, but in general, the performance of long-term bonds topped their short-term counterparts. Yields on 10-year U.S. Treasuries declined from 1.87% at the start of the reporting period to 1.78% twelve months later. However, yields on short-term issues actually rose modestly.

Performance as of March 31, 2016

		Total	Average annual
		return	total return
			since
Social Choice Bond Fund	Inception date	1 year	inception
Institutional Class	9/21/2012	1.64%	3.53%
Advisor Class	12/4/2015	1.59 ‡	3.51	‡
Premier Class	9/21/2012	1.39	3.35
Retirement Class	9/21/2012	1.39	3.27
Retail Class	9/21/2012	1.26	3.18
Barclays U.S. Aggregate Bond Index	—	1.96	2.25	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

20	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

All benchmark sectors rise, but two of the smaller components perform best

Municipal bonds, which constituted the smallest portion of the benchmark’s total market capitalization at period-end, performed best, gaining 4.0%. Next in line were commercial mortgage-backed securities, rising 2.8%; mortgage-backed securities (MBS), gaining 2.5%; and U.S. Treasuries, which comprised more than one-third of the benchmark on March 31, 2016, returning 2.4%.

Despite positive results, all other sectors underperformed the return of the broad bond market. This included the 0.7% gain of government agency securities and the 0.9% return of the sizable corporate bond sector, which made up nearly one-quarter of the benchmark’s total market capitalization on March 31, 2016.

The fund achieves gains, but modestly trails its benchmark

The fund rose during the period, but modestly underperformed its benchmark, primarily because of the fund’s yield curve positioning in U.S. Treasuries amid sizable fluctuations in long-term interest rates (the Treasury yield curve is a graphical depiction of yields on Treasuries of all maturities). An overweight position in corporate bonds also detracted, as the sector underperformed the broad bond market. Yield curve exposure in MBS further detracted from relative performance.

Contributing most to the fund’s relative performance was yield curve exposure in government agency securities and investments in municipal bonds, which produced solid gains during the twelve months.

$10,000 invested at fund’s inception

Institutional Class (inception September 21, 2012)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended March 31, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Social Choice	value	value	(10/1/15–
Bond Fund	(10/1/15)	(3/31/16)	3/31/16)
Actual return
Institutional Class	$1,000.00	$1,020.21	$2.02
Advisor Class†	1,000.00	1,023.99	1.79
Premier Class	1,000.00	1,018.47	2.78
Retirement Class	1,000.00	1,018.94	3.28
Retail Class	1,000.00	1,018.79	3.43
5% annual hypothetical return
Institutional Class	1,000.00	1,023.00	2.02
Advisor Class†	1,000.00	1,022.25	2.78
Premier Class	1,000.00	1,022.25	2.78
Retirement Class	1,000.00	1,021.75	3.29
Retail Class	1,000.00	1,021.60	3.44

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.68% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end.

Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.55% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	21

Tax-Exempt Bond Fund

Portfolio composition
% of net assets
as of 3/31/2016
Municipal bonds	95.0
Short-term investments, other assets & liabilities, net	5.0
Total	100.0

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2016
Less than 1 year	12.4
1–3 years	5.2
3–5 years	6.2
5–10 years	41.3
Over 10 years	34.9
Total	100.0

Holdings by credit quality*
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2016
Aaa/AA	7.2
Aa/AA	39.4
A/A	20.7
Baa/BBB	17.9
Non-rated	14.8
Total	100.0

*	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the twelve months ended March 31, 2016

The Tax-Exempt Bond Fund returned 2.60% for the Institutional Class, compared with the 4.42% return of its benchmark, the Barclays 10-Year Municipal Bond Index. The table below includes performance data for all share classes of the fund.

Tax-exempt bonds surpass the broad bond market as the Fed hikes rates

During the twelve-month period, unemployment declined to 5.0% from 5.4% in April 2015, wages and consumer spending rose, and the housing market improved. The domestic economy grew, but at a slower pace as the year progressed. Oil prices closed lower, and the U.S. dollar dropped in value against most major currencies.

Fueled by generally strengthening domestic economic conditions, the Federal Reserve raised its federal funds rate target by 0.25% in December 2015—the first rate hike since 2006. As 2016 commenced, bonds fluctuated in reaction to fears that rising wages might compel the Fed to accelerate its timetable for hiking rates. However, the Fed refrained from increasing rates further as growth in the United States remained modest and inflation remained low. As the period came to a close, Fed Chair Janet Yellen noted that, going forward, the Fed would need to “proceed cautiously” in raising interest rates against a backdrop of weakness in China and slower global growth.

Strong fundamentals generated demand for municipal bonds throughout the period. Supply was well absorbed given a continued investor appetite for income and relative stability in an environment of low interest rates and slower global growth. California and New York recently made headlines with legislation to raise the hourly minimum wage to $15.

For the twelve-month period, tax-exempt bonds surpassed the 1.96% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2016, the Barclays 10-Year Municipal Bond Index posted an average annual return of 5.41%, compared with 4.90% for the broad domestic bond market.

Performance as of March 31, 2016

		Total		Average annual
		return		total return
Tax-Exempt Bond Fund	Inception date	1 year		5 years		10 years
Institutional Class	3/31/2006	2.60%		4.65%		4.41%
Advisor Class	12/4/2015	2.55	†	4.64	†	4.40	†
Retail Class	3/31/2006	2.22		4.36		4.21
Barclays 10-Year Municipal Bond Index	—	4.42		5.79		5.41

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

22	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Gains in all sectors propel the benchmark forward

During the period, all of the benchmark’s sectors posted positive results. The industrial revenue and water and sewer sectors were among its largest contributors, returning 5.5% and 4.7%, respectively. The benchmark also benefited from the strong performance of education, transportation and special tax. These top-performing sectors represented more than two-fifths of the benchmark’s total market capitalization at period-end. Despite positive performance, the solid waste/resource recovery, leasing, state, local, housing and health care sectors underperformed the returns of the broad municipal bond market.

On March 31, 2016, higher-rated AAA municipal bonds, as measured by the Thomson-Reuters MMD AAA General Obligation 10-year municipal bond average, yielded 1.70%, down from 1.96% at the beginning of the period. In an environment of low interest rates and credit improvements, new municipal bond issuance increased from $372 billion on March 31, 2015, to $385 billion twelve months later.

Despite gains, the fund trails its benchmark

Overall, yield curve exposure was the largest detractor from the fund’s relative performance in an environment of fluctuating interest rates. Yield curve positioning in the local, state, leasing and transportation sectors detracted most from relative returns. (The municipal yield curve is a graphical depiction of yields on municipal bonds of all maturities.)

Conversely, yield curve exposure and overweight holdings in the health care, power and education sectors boosted relative performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Expense example

Six months ended March 31, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Tax-Exempt	value	value	(10/1/15–
Bond Fund	(10/1/15)	(3/31/16)	3/31/16)
Actual return
Institutional Class	$1,000.00	$1,028.19	$1.77
Advisor Class†	1,000.00	1,018.48	1.63
Retail Class	1,000.00	1,026.75	3.19
5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Advisor Class†	1,000.00	1,022.50	2.53
Retail Class	1,000.00	1,021.85	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.50% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	23

Money Market Fund

Portfolio composition
% of net assets
as of 3/31/2016
Commercial paper	38.5
U.S. government agency securities	24.8
U.S. Treasury securities	17.8
Floating-rate securities, government	14.7
Certificates of deposit	4.1
Other assets & liabilities, net	0.1
Total	100.0

Net annualized yield
(for the 7 days ended 3/29/2016)*
	Current yield	Effective yield
Money Market Fund†
Institutional Class	0.31%	0.31%
Advisor Class	0.16	0.16
Premier Class	0.00	0.00
Retirement Class	0.00	0.00
Retail Class	0.00	0.00
iMoneyNet Money Fund Averages—All Taxable§	0.11	0.11

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the twelve months ended March 31, 2016

The Money Market Fund returned 0.09% for the Institutional Class, compared with the 0.04% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

As expected, the Fed boosts rates

Fueled by strengthening economic conditions, the Federal Reserve approved a quarter-point hike in its federal funds rate target on December 16, 2015. As 2016 commenced, inflation rose modestly and fears that interest rate hikes could happen more frequently caused some short-term volatility within the bond market. However, most segments advanced in the end. In a March statement, the Federal Reserve took an accommodative stance, indicating that the timing and size of future rate adjustments would depend on the U.S. economy’s performance, as well as global economic and financial developments.

Longer-term bonds topped their short-term counterparts, as investors became more willing to venture further out on the yield curve amid a healthy U.S. economy. As bond prices rose, yields on 10-year Treasuries went from 1.87% at the start

Performance as of March 31, 2016

		Total		Average annual
		return		total return
Money Market Fund†	Inception date	1 year		5 years		10 years
Institutional Class	7/1/1999	0.09%		0.03%		1.26%
Advisor Class	12/4/2015	0.04	‡	0.02	‡	1.26	‡
Premier Class	9/30/2009	0.00		0.00		1.23	‡
Retirement Class	3/31/2006	0.00		0.00		1.14
Retail Class	3/31/2006	0.00		0.00		1.19
iMoneyNet Money Fund Averages—All Taxable§	—	0.04		0.02		1.04

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You could lose money over short or long periods by investing in this fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund's sponsor has no legal obligation to provide support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. For a detailed discussion of risk, please see the prospectus.

‡	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
§	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†	Beginning August 27, 2013, the fund’s adviser is reimbursing certain fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the fund’s distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.

24	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

of the reporting period to 1.78% twelve months later. London InterBank Offered rate (LIBOR) yields rose during the period with longer-dated rates gaining the most ground, rising proportionately during the fourth quarter due to the Fed’s rate hike in December. The three-month LIBOR began the period at 0.27%, jumped to 0.61% in December 2015 and closed the period higher at 0.63%. The twelve-month LIBOR, at 0.70% in April 2015, rose to 1.18% in December before climbing to 1.21% at period-end. In the first three months of 2016, LIBOR rates generally continued to rise slowly in anticipation of additional Fed rate increases. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.)

Fund restructuring to comply with new SEC regulations

As a result of amendments to the SEC regulations concerning all money market funds, the fund’s board has approved the conversion of the fund to a “government money market fund” (a “government fund”). As a government fund, the fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements (“repos”) collateralized fully by cash or U.S. government securities. The fund will continue to seek to maintain a share value of $1.00 per share. The conversion will be effective by October 2016.

Many other U.S. money market funds are also expected to restructure as government funds. As a result, the supply of commercial paper and credit products decreased during the period, while the supply of short-term U.S. Treasuries increased.

The fund narrowly outpaces the industry average

In this environment of prolonged low interest rates, the return of the Money Market Fund inched past that of the average iMoneyNet fund for the twelve-month period. To comply with SEC regulations, the fund maintained more than 50% of its portfolio in U.S. Treasury and government securities. For additional yield, the fund invested in U.S. government floating-rate securities with one-and two-year maturities.

Where advantageous, the fund continued to purchase high-quality securities of top-tier Pacific Rim financial institutions along with a few select European banks. As of March 29, 2016, the fund’s weighted average maturity was 48 days, versus 38 days for the average iMoneyNet fund.

In response to historically low interest rates, part or all of the Money Market Fund’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld (waived) to prevent the fund’s yield from turning negative.

Expense example

Six months ended March 31, 2016

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Money	value	value	(10/1/15–
Market Fund	(10/1/15)	(3/31/16)	3/31/16)
Actual return
Institutional Class	$1,000.00	$1,000.81	$0.70
Advisor Class†	1,000.00	1,000.23	0.94
Premier Class	1,000.00	1,000.00	1.50
Retirement Class	1,000.00	1,000.00	1.50
Retail Class	1,000.00	1,000.00	1.50
5% annual hypothetical return
Institutional Class	1,000.00	1,024.30	0.71
Advisor Class†	1,000.00	1,023.55	1.47
Premier Class	1,000.00	1,023.50	1.52
Retirement Class	1,000.00	1,023.50	1.52
Retail Class	1,000.00	1,023.50	1.52

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended March 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.14% for the Institutional Class, 0.30% for the Premier Class, 0.30% for the Retirement Class and 0.30% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	For the Advisor Class, “Expenses paid during period” is based on the fund’s actual expense ratio for this class from commencement of operations on December 4, 2015 through March 31, 2016, multiplied by the average fund value over the period, multiplied by 118/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 118 days in the period from commencement of operations on December 4, 2015 through March 31, 2016. The fund’s annualized expense ratio for the 118-day period was 0.29% for the Advisor Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	25

Summary portfolio of investments

Bond Fund  ■  March 31, 2016

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$2,043,443	0.1%
CAPITAL GOODS	541,525	0.0
COMMERCIAL & PROFESSIONAL SERVICES	1,473,993	0.0
CONSUMER DURABLES & APPAREL	1,182,456	0.0
CONSUMER SERVICES	4,880,404	0.2
DIVERSIFIED FINANCIALS	1,108,675	0.0
ENERGY	1,648,748	0.1
FOOD & STAPLES RETAILING	1,188,594	0.0
FOOD, BEVERAGE & TOBACCO	417,930	0.0
HEALTH CARE EQUIPMENT & SERVICES	6,201,555	0.2
INSURANCE	2,001,043	0.1
MATERIALS	5,159,377	0.2
MEDIA	4,232,476	0.1
REAL ESTATE	1,967,631	0.1
RETAILING	1,592,443	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,988,860	0.1
SOFTWARE & SERVICES	4,093,932	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	2,457,819	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $45,486,325)	44,180,904	1.4
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	7,171,141	0.2
BANKS	177,754,926	5.8
CAPITAL GOODS	25,114,746	0.8
COMMERCIAL & PROFESSIONAL SERVICES	37,141,535	1.2
CONSUMER DURABLES & APPAREL	15,467,399	0.5
CONSUMER SERVICES	9,877,513	0.3
DIVERSIFIED FINANCIALS
GE Capital International Funding Co
$10,313,000	g	2.342%, 11/15/20	10,574,403	0.4
Other	133,037,868	4.3
143,612,271	4.7
ENERGY	100,866,268	3.3
FOOD & STAPLES RETAILING	24,377,687	0.8
FOOD, BEVERAGE & TOBACCO	42,787,684	1.4
HEALTH CARE EQUIPMENT & SERVICES	47,515,440	1.6
HOUSEHOLD & PERSONAL PRODUCTS	2,639,517	0.1
INSURANCE	68,962,103	2.2
MATERIALS	50,021,141	1.6
MEDIA	63,588,603	2.1

Principal		Issuer	Value	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			$58,717,606	1.9%
REAL ESTATE			40,690,007	1.3
RETAILING			29,574,686	1.0
SOFTWARE & SERVICES			18,693,713	0.6
TECHNOLOGY HARDWARE & EQUIPMENT			21,246,173	0.7
TELECOMMUNICATION SERVICES			59,303,903	1.9
TRANSPORTATION			47,960,784	1.6
UTILITIES			109,645,462	3.6
	TOTAL CORPORATE BONDS (Cost $1,181,610,775)		1,202,730,308	39.2
GOVERNMENT BONDS
AGENCY SECURITIES
		Private Export Funding Corp (PEFCO)
$10,325,000		2.250%, 03/15/20	10,668,574	0.4
		Other	6,807,675	0.2
			17,476,249	0.6
FOREIGN GOVERNMENT BONDS			104,949,389	3.4
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
14,178,659	h	3.500%, 10/01/45	14,937,383	0.5
16,874,671		4.000%, 12/01/45	18,224,396	0.6
39,152,360		3.000%–8.000%, 05/01/16–04/15/46	42,097,193	1.4
		Federal National Mortgage Association (FNMA)
11,000,000	h	2.500%, 04/25/31	11,293,047	0.4
11,000,000	h	3.000%, 04/25/31	11,491,348	0.4
14,000,000	h	2.500%, 05/25/31	14,346,718	0.5
9,597,910		3.000%, 01/01/35	10,020,240	0.3
9,202,040		5.500%, 12/01/41	10,636,052	0.3
13,624,837		3.500%, 07/01/42	14,367,850	0.5
9,946,562		3.500%, 01/01/46	10,436,078	0.3
19,084,598		3.500%, 02/01/46	20,023,839	0.6
15,996,017		3.500%, 03/01/46	16,783,255	0.5
14,000,000	h	3.000%, 04/25/46	14,366,134	0.5
10,000,000	h	4.000%, 04/25/46	10,687,546	0.3
37,000,000	h	4.000%, 05/25/46	39,486,108	1.3
14,000,000	h	4.500%, 05/25/46	15,215,490	0.5
199,417,324		0.783%–8.000%, 07/01/24–05/25/46	208,204,964	6.8
		Government National Mortgage Association (GNMA)
12,000,000		4.000%, 03/20/46	12,871,657	0.4
28,000,000	h	3.000%, 05/20/46	28,951,124	0.9
32,000,000	h	3.500%, 05/20/46	33,760,000	1.1
38,410,208		3.000%–8.500%, 01/15/28–06/20/46	32,917,000	1.1
		Other	21,265,255	0.7
			612,382,677	19.9
MUNICIPAL BONDS
		Florida State Board of Administration Finance Corp
15,000,000		2.163%, 07/01/19	15,094,950	0.5
		Ohio State University
10,000,000		3.798%, 12/01/46	10,312,000	0.3
		State of Illinois
12,000,000		4.350%, 06/01/18	12,255,720	0.4
		Other	46,649,765	1.5
			84,312,435	2.7

26	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund  ■  March 31, 2016

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES
		United States Treasury Bond
$37,050,000		3.500%, 02/15/39	$44,112,656	1.4%
16,015,000		3.875%, 08/15/40	20,083,803	0.6
59,000,000		2.500%, 02/15/46	57,534,204	1.9
		United States Treasury Note
15,000,000		1.250%, 03/31/21	15,018,165	0.5
92,160,000		1.625%, 02/15/26	90,867,640	3.0
45,837,000		0.750%–2.125%, 02/28/18–01/31/23	46,482,658	1.5
		Other	20,577,578	0.7
			294,676,704	9.6
	TOTAL GOVERNMENT BONDS (Cost $1,100,400,930)		1,113,797,454	36.2

STRUCTURED ASSETS
ASSET BACKED
		AmeriCredit Automobile Receivables Trust
		Series 2013-1 (Class C)
10,881,000		1.570%, 01/08/19	10,882,587	0.4
		Capital Automotive REIT
		Series 2012-1A (Class A)
11,333,770	g	4.700%, 07/15/42	11,763,955	0.4
		DB Master Finance LLC
		Series 2015-1A (Class A2I)
10,692,000	g	3.262%, 02/20/45	10,526,809	0.3
		Domino’s Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
13,420,113	g	5.216%, 01/25/42	13,733,508	0.4
		Other	138,437,918	4.5
			185,344,777	6.0

OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage Trust
		Series 2006-6 (Class B)
11,122,000		5.480%, 10/10/45	10,897,271	0.4
		Bear Stearns Commercial Mortgage Securities
		Series 2007-T28 (Class AJ)
9,826,000	i	5.915%, 09/11/42	10,296,194	0.3
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AM)
45,189,400	i	5.771%, 05/15/46	45,727,325	1.5
		Commercial Mortgage Trust
		Series 2007-GG11 (Class AM)
23,805,000	i	5.867%, 12/10/49	24,476,913	0.8
		Connecticut Avenue Securities
		Series 2016-C02 (Class 1M1)
12,250,000	i	2.585%, 09/25/28	12,263,242	0.4
		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class AM)
15,585,000		5.509%, 09/15/39	15,717,490	0.5
		Morgan Stanley Capital I Trust
40,349,387		5.325%–6.115%, 08/12/41–10/12/52	39,897,395	1.3
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
22,235,000		5.383%, 12/15/43	22,635,450	0.7
		Series 2006-C27 (Class AJ)
12,000,000	i	5.825%, 07/15/45	11,741,147	0.4

Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
		Series 2007-C34 (Class AJ)
$23,750,038	i	5.945%, 05/15/46	$23,587,208	0.8%
		Series 2007-C32 (Class AMFX)
22,000,000	g	5.703%, 06/15/49	22,492,923	0.7
		Series 2007-C32 (Class AJ)
23,475,000	i	5.750%, 06/15/49	22,420,491	0.7
		Other	158,229,866	5.2
			420,382,915	13.7
	TOTAL STRUCTURED ASSETS (Cost $612,769,373)		605,727,692	19.7
	TOTAL BONDS (Cost $2,894,781,078)		2,922,255,454	95.1

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
25,000,000		0.366%, 05/13/16	24,992,425	0.8
		Federal Home Loan Mortgage Corp (FHLMC)
33,000,000		0.391%, 05/04/16	32,992,146	1.1
		Other	1,699,811	0.0
			59,684,382	1.9
TREASURY DEBT
		United States Treasury Bill
11,800,000		0.236%, 04/07/16	11,799,788	0.4
94,100,000		0.240%, 04/14/16	94,096,142	3.1
42,600,000		0.233%–0.283%, 04/21/16	42,597,188	1.4
40,000,000		0.398%, 06/09/16	39,986,600	1.3
58,000,000		0.373%, 09/29/16	57,888,292	1.9
		Other	9,197,599	0.3
			255,565,609	8.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $315,220,050)		315,249,991	10.3
	TOTAL PORTFOLIO (Cost $3,255,487,453)		3,281,686,349	106.8
	OTHER ASSETS & LIABILITIES, NET		(208,329,562)	(6.8)
	NET ASSETS		$3,073,356,787	100.0%

Abbreviation(s):

REIT – Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities, including those in “Other,” was $501,324,670 or 16.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	27

Summary portfolio of investments

Bond Index Fund  ■  March 31, 2016

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	$9,099,248	0.2%
BANKS
JPMorgan Chase & Co
$31,843,000	1.625%–6.000%, 08/15/17–12/30/49	33,262,366	0.5
Other	182,676,709	2.9
215,939,075	3.4
CAPITAL GOODS	55,159,882	0.9
COMMERCIAL & PROFESSIONAL SERVICES	28,221,392	0.5
CONSUMER DURABLES & APPAREL	8,167,574	0.1
CONSUMER SERVICES	21,059,272	0.3
DIVERSIFIED FINANCIALS
Goldman Sachs Group, Inc
25,980,000	2.375%–6.450%, 01/18/18–10/21/45	27,917,298	0.4
Other	175,380,771	2.8
203,298,069	3.2
ENERGY	141,670,290	2.3
FOOD & STAPLES RETAILING	20,104,178	0.3
FOOD, BEVERAGE & TOBACCO	84,421,958	1.3
HEALTH CARE EQUIPMENT & SERVICES	39,996,995	0.6
HOUSEHOLD & PERSONAL PRODUCTS	8,599,225	0.2
INSURANCE	75,131,587	1.2
MATERIALS	57,409,028	0.9
MEDIA	51,887,819	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	88,846,020	1.4
REAL ESTATE	36,986,853	0.6
RETAILING	41,722,690	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,294,939	0.1
SOFTWARE & SERVICES	49,822,854	0.8
TECHNOLOGY HARDWARE & EQUIPMENT	50,927,325	0.8
TELECOMMUNICATION SERVICES	91,355,168	1.4
TRANSPORTATION	43,860,840	0.7
UTILITIES	141,617,137	2.2
TOTAL CORPORATE BONDS (Cost $1,536,454,008)	1,573,599,418	24.9
GOVERNMENT BONDS
AGENCY SECURITIES	151,518,945	2.4
FOREIGN GOVERNMENT BONDS	258,669,237	4.1

Principal	Issuer	Value	% of net assets
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
$24,762,282	3.500%, 12/01/45	$25,950,954	0.4%
484,714,839	2.500%–8.000%, 05/01/17–03/01/46	512,131,555	8.1
	Federal National Mortgage Association (FNMA)
21,874,905	3.500%, 02/01/45	22,951,470	0.3
24,770,384	4.000%, 07/01/45	26,495,203	0.4
654,326,617	1.733%–8.000%, 09/01/16–07/01/45	692,566,207	11.0
	Government National Mortgage Association (GNMA)
35,829,799	4.000%, 11/20/45	38,369,236	0.6
408,661,782	1.875%–8.500%, 02/15/18–12/20/45	434,075,041	6.9
	Other	4,228,894	0.1
		1,756,768,560	27.8

MUNICIPAL BONDS		63,432,561	1.0
U.S. TREASURY SECURITIES
	United States Treasury Bond
26,060,000	5.250%, 02/15/29	35,796,876	0.6
36,983,000	3.500%, 02/15/39	44,032,884	0.7
26,350,000	4.375%, 05/15/41	35,597,216	0.6
22,000,000	3.000%, 05/15/45	23,731,642	0.4
207,729,000	2.500%–5.250%, 11/15/28–02/15/46	238,889,951	3.8
	United States Treasury Note
27,000,000	0.625%, 11/15/16	27,020,034	0.4
50,300,000	0.875%, 01/31/17	50,410,056	0.8
61,750,000	0.750%, 10/31/17	61,776,553	1.0
31,000,000	0.750%, 02/28/18	31,010,912	0.5
23,000,000	0.750%, 03/31/18	23,001,794	0.4
72,000,000	1.000%, 05/31/18	72,345,960	1.1
40,350,000	1.500%, 08/31/18	41,038,775	0.6
22,000,000	1.375%, 09/30/18	22,314,534	0.4
28,000,000	1.250%, 10/31/18	28,308,448	0.4
33,500,000	1.250%, 11/30/18	33,878,181	0.5
25,000,000	1.500%, 12/31/18	25,454,100	0.4
25,000,000	1.500%, 01/31/19	25,456,050	0.4
30,000,000	1.500%, 02/28/19	30,544,920	0.5
36,000,000	1.625%, 03/31/19	36,786,096	0.6
40,750,000	1.500%, 05/31/19	41,485,415	0.7
40,000,000	1.625%, 06/30/19	40,900,000	0.6
50,500,000	1.625%, 08/31/19	51,612,565	0.8
38,500,000	1.750%, 09/30/19	39,506,120	0.6
29,000,000	1.500%, 10/31/19	29,506,369	0.5
57,000,000	1.500%, 11/30/19	57,970,767	0.9
33,500,000	1.625%, 12/31/19	34,218,408	0.5
36,500,000	1.250%, 01/31/20	36,759,479	0.6
78,500,000	1.375%, 02/29/20	79,386,187	1.3
50,000,000	1.500%, 05/31/20	50,763,650	0.8
45,000,000	1.625%, 06/30/20	45,908,775	0.7
22,500,000	1.625%, 07/31/20	22,951,755	0.4
34,000,000	1.375%, 08/31/20	34,333,370	0.5
30,000,000	1.375%, 09/30/20	30,261,330	0.5
40,000,000	1.375%, 10/31/20	40,334,360	0.6
50,000,000	1.625%, 11/30/20	51,015,600	0.8
25,000,000	1.750%, 12/31/20	25,623,050	0.4
48,500,000	1.375%, 01/31/21	48,865,642	0.8
50,000,000	1.250%, 03/31/21	50,060,550	0.8
27,610,000	2.125%, 08/15/21	28,765,092	0.5
26,000,000	2.500%, 05/15/24	27,657,500	0.4
55,005,000	2.250%, 11/15/24	57,372,800	0.9
37,000,000	2.125%, 05/15/25	38,160,579	0.6

28	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund  ■  March 31, 2016

			% of net
Principal	Issuer	Value	assets
U.S. TREASURY SECURITIES—continued
$37,000,000	2.000%, 08/15/25	$37,724,090	0.6%
30,000,000	2.250%, 11/15/25	31,233,990	0.5
44,500,000	1.625%, 02/15/26	43,875,977	0.7
346,303,900	0.500%–8.000%, 06/15/16–02/15/25	358,562,655	5.7
		2,322,211,057	36.8
	TOTAL GOVERNMENT BONDS (Cost $4,429,600,527)	4,552,600,360	72.1
STRUCTURED ASSETS
ASSET BACKED		48,246,737	0.8
OTHER MORTGAGE BACKED		100,580,100	1.6
	TOTAL STRUCTURED ASSETS (Cost $146,487,076)	148,826,837	2.4
	TOTAL BONDS (Cost $6,112,541,611)	6,275,026,615	99.4
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
30,000,000	0.080%, 04/01/16	30,000,000	0.5
	Other	21,398,502	0.3
		51,398,502	0.8
TREASURY DEBT
	United States Treasury Bill
31,000,000	0.241%–0.245%, 04/14/16	30,998,729	0.5
	Other	8,999,838	0.2
		39,998,567	0.7
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $91,396,114)	91,397,069	1.5
	TOTAL PORTFOLIO (Cost $6,203,937,725)	6,366,423,684	100.9
	OTHER ASSETS & LIABILITIES, NET	(55,988,415)	(0.9)
	NET ASSETS	$6,310,435,269	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/16, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $29,717,618 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	29

Summary portfolio of investments

Bond Plus Fund  ■  March 31, 2016

% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$5,627,614	0.2%
CAPITAL GOODS	5,986,800	0.2
COMMERCIAL & PROFESSIONAL SERVICES	10,446,748	0.4
CONSUMER DURABLES & APPAREL	2,996,081	0.1
CONSUMER SERVICES	23,496,311	0.8
DIVERSIFIED FINANCIALS	6,830,438	0.2
ENERGY	1,956,630	0.1
FOOD & STAPLES RETAILING	5,770,713	0.2
FOOD, BEVERAGE & TOBACCO	1,659,116	0.0
HEALTH CARE EQUIPMENT & SERVICES	13,409,716	0.5
INSURANCE	11,114,775	0.4
MATERIALS	9,165,270	0.3
MEDIA	14,394,238	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,033,187	0.1
REAL ESTATE
DTZ US Borrower LLC
$9,915,075	i	4.250%, 11/04/21	9,815,924	0.3
9,815,924	0.3
RETAILING	3,301,051	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,972,150	0.2
SOFTWARE & SERVICES	14,500,978	0.5
TECHNOLOGY HARDWARE & EQUIPMENT	4,989,595	0.2
TELECOMMUNICATION SERVICES	488,326	0.0
UTILITIES	240,044	0.0
TOTAL BANK LOAN OBLIGATIONS
(Cost $157,432,923)	154,195,705	5.3
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	18,531,534	0.6
BANKS
Bank of America Corp
12,000,000	1.950%, 05/12/18	12,015,384	0.4
Citigroup, Inc
8,975,000	1.300%, 11/15/16	8,986,722	0.3
Other	151,626,337	5.2
172,628,443	5.9
CAPITAL GOODS	19,750,525	0.7
COMMERCIAL & PROFESSIONAL SERVICES	30,274,888	1.0
CONSUMER DURABLES & APPAREL	21,450,063	0.7
CONSUMER SERVICES	38,626,536	1.3
				% of net
Principal		Issuer	Value	assets
DIVERSIFIED FINANCIALS
		General Motors Financial Co, Inc
$15,000,000		2.400%, 04/10/18	$14,998,425	0.5%
		Other	121,917,855	4.2
			136,916,280	4.7
ENERGY			99,155,004	3.4
FOOD & STAPLES RETAILING			12,960,704	0.4
FOOD, BEVERAGE & TOBACCO			33,397,667	1.1
HEALTH CARE EQUIPMENT & SERVICES			46,952,234	1.6
HOUSEHOLD & PERSONAL PRODUCTS			2,304,009	0.1
INSURANCE			39,369,176	1.3
MATERIALS
		Glencore Funding LLC
9,660,000	g	2.125%, 04/16/18	9,020,025	0.3
		Other	71,982,250	2.5
			81,002,275	2.8
MEDIA			69,243,272	2.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			43,371,337	1.5
REAL ESTATE			31,135,769	1.1
RETAILING			25,930,875	0.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			820,072	0.0
SOFTWARE & SERVICES			17,912,824	0.6
TECHNOLOGY HARDWARE & EQUIPMENT			32,699,556	1.1
TELECOMMUNICATION SERVICES			54,368,558	1.8
TRANSPORTATION			44,888,132	1.5
UTILITIES			84,459,042	2.9
	TOTAL CORPORATE BONDS (Cost $1,162,358,551)		1,158,148,775	39.4
GOVERNMENT BONDS
AGENCY SECURITIES			1,295,440	0.0
FOREIGN GOVERNMENT BONDS			102,766,583	3.5
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
14,339,087		3.500%, 09/15/43	15,361,718	0.5
		Federal Home Loan Mortgage Corp Gold (FGLMC)
14,554,143	h	3.500%, 10/01/45	15,332,960	0.5
22,738,592	h	4.000%, 12/01/45	24,557,344	0.8
19,000,000	h	3.500%, 04/15/46	19,896,192	0.7
		Federal National Mortgage Association (FNMA)
20,000,000	h	2.500%, 04/25/31	20,532,812	0.7
16,000,000	h	3.000%, 04/25/31	16,714,688	0.6
13,000,000	h	2.500%, 05/25/31	13,321,953	0.5
9,000,000	h	3.000%, 05/25/31	9,387,949	0.3
15,123,978		3.000%, 02/01/43	15,553,827	0.5
9,650,822		3.000%, 02/01/43	9,925,362	0.3
9,157,216		3.500%, 04/01/45	9,655,634	0.3

30	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Plus Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
MORTGAGE BACKED—continued
$21,882,437		3.500%, 01/01/46	$22,959,373	0.8%
31,025,554		3.500%, 03/01/46	32,552,465	1.1
27,000,000	h	3.000%, 04/25/46	27,706,115	1.0
13,000,000	h	4.000%, 04/25/46	13,893,810	0.5
43,000,000	h	4.000%, 05/25/46	45,889,260	1.6
19,000,000	h	4.500%, 05/25/46	20,649,593	0.7
208,054,474		0.783%–9.000%, 03/01/23–05/25/46	216,880,816	7.4
		Government National Mortgage Association (GNMA)
8,000,000		4.000%, 03/20/46	8,581,105	0.3
15,000,000	h	3.000%, 04/20/46	15,546,093	0.5
15,000,000	h	3.500%, 04/20/46	15,857,813	0.5
28,000,000	h	3.000%, 05/20/46	28,951,124	1.0
29,000,000	h	3.500%, 05/20/46	30,595,000	1.0
		Other	52,061,729	1.8
			702,364,735	23.9
MUNICIPAL BONDS			111,025,114	3.8
U.S. TREASURY SECURITIES
		United States Treasury Bond
35,000,000		4.500%, 08/15/39	47,950,000	1.6
45,035,000		3.000%, 05/15/45	48,579,750	1.7
21,165,000		2.875%, 08/15/45	22,269,559	0.8
11,302,300		3.000%, 11/15/45	12,206,043	0.4
27,000,000		2.500%, 02/15/46	26,329,212	0.9
		United States Treasury Note
14,615,000		1.125%, 02/28/21	14,561,904	0.5
25,000,000		1.500%, 02/28/23	24,938,475	0.8
21,596,000		1.625%, 02/15/26	21,293,159	0.7
		Other	2,103,836	0.1
			220,231,938	7.5
	TOTAL GOVERNMENT BONDS (Cost $1,123,052,493)		1,137,683,810	38.7
STRUCTURED ASSETS
ASSET BACKED
		Capital Automotive REIT
		Series 2014-1A (Class A)
10,000,000	g	3.660%, 10/15/44	10,343,981	0.3
		Connecticut Avenue Securities
		Series 2015-C03 (Class 1M1)
16,414,801	i	1.933%, 07/25/25	16,429,700	0.6
		Wendys Funding LLC
		Series 2015-1A (Class A2I)
15,920,000	g	3.371%, 06/15/45	15,628,027	0.5
		Other	110,466,922	3.8
			152,868,630	5.2
OTHER MORTGAGE BACKED
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AJ)
16,500,000	i	5.771%, 05/15/46	16,007,203	0.5
		Credit Suisse Commercial Mortgage Trust
		Series 2007-C4 (Class A1AM)
10,000,000	i	5.953%, 09/15/39	9,992,454	0.3
		Wachovia Bank Commercial Mortgage Trust
		Series 2006-C27 (Class AJ)
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED—continued
$13,250,000	i	5.825%, 07/15/45	$12,964,183	0.4%
		Series 2007-C31 (Class AJ)
14,875,000	i	5.660%, 04/15/47	14,725,860	0.5
		Series 2007-C32 (Class AMFX)
10,000,000	g	5.703%, 06/15/49	10,224,056	0.4
		Series 2007-C32 (Class AJ)
16,700,000	i	5.750%, 06/15/49	15,949,828	0.5
		Series 2007-C32 (Class B)
9,000,000	i	5.750%, 06/15/49	8,540,815	0.3
35,545,000		0.641%–6.020%, 12/15/43–02/15/51	30,706,764	1.1
		Other	160,174,814	5.5
			279,285,977	9.5
	TOTAL STRUCTURED ASSETS (Cost $438,242,093)		432,154,607	14.7
	TOTAL BONDS (Cost $2,723,653,137)		2,727,987,192	92.8
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
34,000,000		0.340%, 04/22/16	33,995,818	1.2
		Other	1,599,822	0.0
			35,595,640	1.2
TREASURY DEBT
		United States Treasury Bill
25,300,000		0.236%, 04/07/16	25,299,544	0.9
121,600,000		0.240%–0.247%, 04/14/16	121,595,014	4.1
14,950,000		0.225%–0.255%, 05/26/16	14,946,098	0.5
67,900,000		0.373%, 09/29/16	67,769,225	2.3
		Other	11,898,139	0.4
			241,508,020	8.2
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $277,094,664)		277,103,660	9.4
	TOTAL PORTFOLIO (Cost $3,158,180,724)		3,159,286,557	107.5
	OTHER ASSETS & LIABILITIES, NET		(220,441,316)	(7.5)
	NET ASSETS		$2,938,845,241	100.0%

Abbreviation(s):

REIT – Real Eststate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities, including those in “Other,” was $471,844,263 or 16.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	31

Summary portfolio of investments

High-Yield Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS
		Gates Global LLC
$17,562,416	i	4.250%, 07/05/21	$16,541,689	0.5%
			16,541,689	0.5
CAPITAL GOODS			16,105,971	0.5
COMMERCIAL & PROFESSIONAL SERVICES
		Creative Artists Agency LLC
13,312,517	i	5.500%, 12/17/21	13,279,236	0.5
		SterlingBackcheck
13,275,000	i	8.750%, 06/19/23	12,744,000	0.4
		Other	8,574,946	0.3
			34,598,182	1.2
CONSUMER DURABLES & APPAREL			19,265,830	0.6
CONSUMER SERVICES
		Knowledge Universe Education LLC
14,925,000	i	6.000%, 08/13/22	14,719,781	0.5
		Other	37,607,426	1.3
			52,327,207	1.8
DIVERSIFIED FINANCIALS			5,078,582	0.2
ENERGY			15,879,874	0.5
FOOD & STAPLES RETAILING
		Albertson’s Holdings LLC
14,788,094	i	5.500%, 08/25/21	14,795,488	0.5
		Other	24,531,506	0.8
			39,326,994	1.3
HEALTH CARE EQUIPMENT & SERVICES			5,305,753	0.2
INSURANCE
		Acrisure LLC
20,545,074	i	6.500%, 05/19/22	20,134,172	0.7
		Other	22,326,983	0.7
			42,461,155	1.4
MATERIALS			11,207,778	0.4
MEDIA
		Neptune Finco Corp
15,275,000	i	5.000%, 10/09/22	15,272,556	0.5
		Other	8,434,363	0.3
			23,706,919	0.8
REAL ESTATE
		DTZ US Borrower LLC
15,650,000	i	9.250%, 11/04/22	15,337,000	0.5
			15,337,000	0.5
RETAILING			8,062,645	0.3
SOFTWARE & SERVICES			28,066,520	0.9
TELECOMMUNICATION SERVICES			5,036,249	0.2
				% of net
Principal		Issuer	Value	assets
UTILITIES			$4,320,787	0.1%
	TOTAL BANK LOAN OBLIGATIONS (Cost $372,674,150)		342,629,135	11.4
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Gates Global LLC
$18,600,000	g	6.000%, 07/15/22	15,903,000	0.5
		Other	34,677,475	1.1
			50,580,475	1.6
BANKS			60,145,644	2.0
CAPITAL GOODS			35,871,788	1.2
COMMERCIAL & PROFESSIONAL SERVICES
		SPL Logistics Escrow LLC
17,525,000	g	8.875%, 08/01/20	13,844,750	0.5
		United Rentals North America, Inc
16,425,000		5.500%, 07/15/25	16,219,688	0.5
		XPO Logistics, Inc
16,000,000	g	6.500%, 06/15/22	15,540,000	0.5
		Other	66,758,384	2.2
			112,362,822	3.7
CONSUMER DURABLES & APPAREL
		Lennar Corp
14,500,000		4.750%, 04/01/21	14,681,250	0.5
		Other	41,865,485	1.4
			56,546,735	1.9
CONSUMER SERVICES
		1011778 BC / New Red Fin
13,250,000	g	6.000%, 04/01/22	13,780,000	0.5
		International Game Technology
13,285,000	g	6.500%, 02/15/25	13,152,150	0.4
		Scientific Games International, Inc
14,500,000	g	7.000%, 01/01/22	14,790,000	0.5
16,000,000		10.000%, 12/01/22	12,960,000	0.4
		Wynn Las Vegas LLC
18,000,000	g	5.500%, 03/01/25	16,965,000	0.6
		Other	87,789,057	2.9
			159,436,207	5.3
DIVERSIFIED FINANCIALS
		Navient Corp
32,425,000		4.875%–6.125%, 01/15/19–03/25/24	30,648,312	1.0
		Other	94,395,539	3.1
			125,043,851	4.1
ENERGY
		Sabine Pass Liquefaction LLC
31,435,000		5.625%–5.750%, 02/01/21–03/01/25	30,054,269	1.0
		Other	280,874,482	9.3
			310,928,751	10.3

32	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

High-Yield Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
FOOD & STAPLES RETAILING
		Ingles Markets, Inc
$12,960,000		5.750%, 06/15/23	$13,154,400	0.4%
			13,154,400	0.4
FOOD, BEVERAGE & TOBACCO
		Post Holdings, Inc
13,335,000		7.375%, 02/15/22	14,101,763	0.5
		Other	22,634,125	0.7
			36,735,888	1.2
HEALTH CARE EQUIPMENT & SERVICES
		CHS/Community Health Systems
17,275,000		6.875%, 02/01/22	15,590,687	0.5
		HCA, Inc
13,600,000		7.500%, 02/15/22	15,389,325	0.5
13,350,000		5.375%, 02/01/25	13,496,049	0.5
19,250,000		5.875%, 02/15/26	19,827,500	0.7
		Tenet Healthcare Corp
13,800,000		5.000%, 03/01/19	13,644,750	0.5
16,000,000		8.125%, 04/01/22	16,414,560	0.5
		Other	127,602,989	4.2
			221,965,860	7.4
HOUSEHOLD & PERSONAL PRODUCTS			4,632,000	0.2
INSURANCE			11,250,000	0.4
MATERIALS
		Berry Plastics Corp
17,025,000	g	6.000%, 10/15/22	17,833,687	0.6
		Blue Cube Spinco, Inc
20,000,000	g	9.750%, 10/15/23	22,850,000	0.8
11,400,000	g	10.000%, 10/15/25	13,024,500	0.4
		Eldorado Gold Corp
14,400,000	g	6.125%, 12/15/20	13,140,000	0.4
		Hexion US Finance Corp
15,460,000		6.625%, 04/15/20	12,831,800	0.4
		Owens-Brockway Glass Container, Inc
16,000,000	g	5.875%, 08/15/23	16,670,000	0.6
		Univar, Inc
13,370,000	g	6.750%, 07/15/23	13,136,025	0.4
		Other	152,298,371	5.0
			261,784,383	8.6
MEDIA
		CCO Holdings LLC
20,900,000		5.750%, 01/15/24	21,762,125	0.7
20,000,000	g	5.875%, 04/01/24	20,950,000	0.7
		Numericable Group S.A.
17,000,000	g	6.000%, 05/15/22	16,575,000	0.5
		Univision Communications, Inc
27,800,000	g	5.125%, 02/15/25	27,452,500	0.9
		Other	191,711,986	6.4
			278,451,611	9.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,701,991	1.0
				% of net
Principal		Issuer	Value	assets
REAL ESTATE
		Equinix, Inc
$12,100,000		5.875%, 01/15/26	$12,741,300	0.4%
		Other	19,886,513	0.7
			32,627,813	1.1
RETAILING
		Argos Merger Sub, Inc
20,800,000	g	7.125%, 03/15/23	22,048,000	0.7
		Other	59,967,449	2.0
			82,015,449	2.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,608,125	0.3
SOFTWARE & SERVICES
		Sixsigma Networks Mexico S.A. de C.V.
14,000,000	g	8.250%, 11/07/21	13,195,000	0.4
		Other	65,031,004	2.2
			78,226,004	2.6
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope, Inc
23,700,000	g	6.000%, 06/15/25	24,055,500	0.8
		Other	56,432,750	1.9
			80,488,250	2.7
TELECOMMUNICATION SERVICES
		Frontier Communications Corp
14,095,000	g	8.875%, 09/15/20	14,711,656	0.5
		T-Mobile USA, Inc
12,350,000		6.542%, 04/28/20	12,751,375	0.4
15,600,000		6.731%, 04/28/22	16,298,880	0.5
29,190,000		6.000%–6.836%, 01/15/22–03/01/25	29,967,875	1.0
		Other	167,847,828	5.6
			241,577,614	8.0
TRANSPORTATION
		Bombardier, Inc
51,025,000		5.500%–7.750%, 03/15/18–03/15/25	42,663,738	1.4
		Other	40,155,650	1.3
			82,819,388	2.7
UTILITIES
		AmeriGas Finance LLC
14,000,000		7.000%, 05/20/22	14,350,000	0.5
		Ferrellgas Partners LP
13,873,000		8.625%, 06/15/20	12,832,525	0.4
		Other	109,135,805	3.6
			136,318,330	4.5
	TOTAL CORPORATE BONDS (Cost $2,726,657,246)		2,510,273,379	83.1
	TOTAL BONDS (Cost $2,726,657,246)		2,510,273,379	83.1

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	33

Summary portfolio of investments	concluded

High-Yield Fund  ■  March 31, 2016

			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$20,000,000	0.080%, 04/01/16	$20,000,000	0.7%
12,672,000	0.350%–0.380%, 04/15/16	12,670,961	0.4
	Other	9,399,342	0.3
		42,070,303	1.4
TREASURY DEBT
	United States Treasury Bill
49,450,000	0.198%–0.281%, 04/07/16	49,449,110	1.7
22,000,000	0.241%–0.245%, 04/14/16	21,999,098	0.7
	Other	9,448,583	0.3
		80,896,791	2.7
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $122,963,497)	122,967,094	4.1
	TOTAL PORTFOLIO (Cost $3,222,294,893)	2,975,869,608	98.6
	OTHER ASSETS & LIABILITIES, NET	41,576,956	1.4
	NET ASSETS	$3,017,446,564	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities, including those in “Other,” was $1,082,999,783 or 35.9% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
BONDS
CORPORATE BONDS
DIVERSIFIED FINANCIALS
		HNA 2015 LLC
$2,943,704		2.369%, 09/18/27	$2,994,695	0.1%
			2,994,695	0.1
	TOTAL CORPORATE BONDS (Cost $2,943,704)		2,994,695	0.1
GOVERNMENT BONDS
AGENCY SECURITIES
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,631,544	0.2
3,000,000		3.250%, 06/15/25	3,209,541	0.1
		Ukraine Government AID Bonds
3,000,000		1.847%, 05/29/20	3,052,035	0.1
			9,893,120	0.4
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
6,866,670		3.700%, 10/15/33	7,592,399	0.3
			7,592,399	0.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
28,556,043	k	2.500%, 07/15/16	29,072,879	1.3
27,404,687	k	2.375%, 01/15/17	28,242,531	1.3
131,149,549	k	0.125%, 04/15/17	132,652,261	5.9
31,385,867	k	2.625%, 07/15/17	33,052,425	1.5
31,174,446	k	1.625%, 01/15/18	32,600,022	1.4
134,152,865	k	0.125%, 04/15/18	136,538,908	6.1
32,217,837	k	1.375%, 07/15/18	33,996,938	1.5
36,850,918	k	2.125%, 01/15/19	39,785,541	1.8
109,191,240	k	0.125%, 04/15/19	111,554,248	4.9
35,405,893	k	1.875%, 07/15/19	38,494,242	1.7
63,813,527	k	1.375%, 01/15/20	68,325,335	3.0
164,895,690	k	0.125%, 04/15/20	168,378,287	7.5
70,166,730	k	1.250%, 07/15/20	75,436,532	3.3
87,808,291	k	1.125%, 01/15/21	93,857,667	4.2
86,119,545	k	0.625%, 07/15/21	90,414,326	4.0
74,327,550	k	0.125%, 01/15/22	75,448,261	3.3
103,018,000	k	0.125%, 07/15/22	104,838,225	4.6
67,739,100	k	0.125%, 01/15/23	68,317,727	3.0
61,078,800	k	0.375%, 07/15/23	62,933,458	2.8
72,849,093	k	0.625%, 01/15/24	75,868,323	3.4
64,851,800	k	0.125%, 07/15/24	65,092,465	2.9
42,008,820	k	0.250%, 01/15/25	42,376,397	1.9
67,055,307	k	2.375%, 01/15/25	79,870,046	3.5
57,941,420	k	0.375%, 07/15/25	59,218,681	2.6
39,880,800	k	0.625%, 01/15/26	41,706,583	1.8
70,489,242	k	2.000%, 01/15/26	82,550,444	3.7
38,775,818	k	2.375%, 01/15/27	47,372,649	2.1
49,220,071	k	1.750%, 01/15/28	57,081,206	2.5
33,782,302	k	3.625%, 04/15/28	46,526,777	2.1
35,519,090	k	2.500%, 01/15/29	44,621,318	2.0
31,686,257	k	3.875%, 04/15/29	45,368,700	2.0
5,644,319	k	3.375%, 04/15/32	8,172,359	0.4
			% of net
Principal	Issuer	Value	assets
U.S. TREASURY SECURITIES—continued
	United States Treasury Note
$5,000,000	1.000%, 12/31/17	$5,024,025	0.2%
10,000,000	1.000%, 03/15/19	10,041,020	0.5
10,000,000	2.125%, 12/31/22	10,390,230	0.5
10,000,000	1.625%, 02/15/26	9,859,770	0.4
		2,155,080,806	95.6
	TOTAL GOVERNMENT BONDS (Cost $2,084,214,531)	2,172,566,325	96.3
	TOTAL BONDS (Cost $2,087,158,235)	2,175,561,020	96.4
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
10,000,000	0.180%, 04/20/16	9,998,890	0.5
3,000,000	0.370%, 05/11/16	2,999,133	0.1
		12,998,023	0.6
TREASURY DEBT
	United States Treasury Bill
50,000,000	0.241%, 04/14/16	49,997,950	2.2
		49,997,950	2.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $62,993,466)	62,995,973	2.8
	TOTAL PORTFOLIO (Cost $2,150,151,701)	2,238,556,993	99.2
	OTHER ASSETS & LIABILITIES, NET	17,403,149	0.8
	NET ASSETS	$2,255,960,142	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	35

Summary portfolio of investments

Short-Term Bond Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$1,735,200	0.1%
CONSUMER DURABLES & APPAREL			2,236,264	0.2
CONSUMER SERVICES			8,836,932	0.6
DIVERSIFIED FINANCIALS			2,496,750	0.1
HEALTH CARE EQUIPMENT & SERVICES			8,670,381	0.6
MATERIALS			1,975,840	0.1
MEDIA			11,128,192	0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			326,722	0.0
RETAILING			1,993,720	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,560,657	0.2
SOFTWARE & SERVICES			2,952,974	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			7,807,883	0.5
TRANSPORTATION			1,993,500	0.1
UTILITIES			978,387	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $55,831,783)		55,693,402	3.6
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			1,132,679	0.1
BANKS
		Bank of America Corp
$9,350,000		2.000%, 01/11/18	9,389,513	0.6
		Bank of America NA
10,000,000		1.650%, 03/26/18	9,989,190	0.7
		Bank of Nova Scotia
15,000,000		2.125%, 09/11/19	15,239,295	1.0
		Citigroup, Inc
15,750,000		1.300%–2.050%, 11/15/16–12/07/18	15,772,837	1.0
		Royal Bank of Canada
10,000,000		1.875%, 02/05/20	10,052,360	0.7
		Skandinaviska Enskilda Banken AB
11,000,000	g	1.375%, 05/29/18	10,976,207	0.7
		SpareBank Boligkreditt AS.
8,000,000	g	1.250%, 05/02/18	7,982,968	0.5
		Other	118,691,140	7.8
			198,093,510	13.0
CAPITAL GOODS			15,225,909	1.0
COMMERCIAL & PROFESSIONAL SERVICES			13,418,179	0.9
CONSUMER DURABLES & APPAREL			3,978,693	0.2
CONSUMER SERVICES			8,599,448	0.5
				% of net
Principal		Issuer	Value	assets
DIVERSIFIED FINANCIALS
		Ally Financial, Inc
$10,000,000		3.500%, 07/18/16	$10,005,000	0.7%
		Caisse Centrale Desjardins du Quebec
8,000,000	g	1.600%, 03/06/17	8,046,552	0.5
		Ford Motor Credit Co LLC
14,500,000		1.684%–6.625%, 02/03/17–10/05/18	14,641,943	1.0
		Nederlandse Waterschapsbank NV
8,300,000	g	1.875%, 03/13/19	8,442,469	0.5
		Wells Fargo & Co
11,000,000		1.250%, 07/20/16	11,019,701	0.7
		Other	54,561,201	3.6
			106,716,866	7.0
ENERGY			39,133,236	2.6
FOOD & STAPLES RETAILING			6,351,288	0.4
FOOD, BEVERAGE & TOBACCO			16,439,914	1.1
HEALTH CARE EQUIPMENT & SERVICES			20,900,818	1.3
HOUSEHOLD & PERSONAL PRODUCTS			1,386,324	0.1
INSURANCE			8,610,763	0.6
MATERIALS			16,969,597	1.1
MEDIA			2,688,029	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,317,812	1.9
REAL ESTATE			995,892	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,025,090	0.0
SOFTWARE & SERVICES			5,894,408	0.4
TECHNOLOGY HARDWARE & EQUIPMENT			24,495,632	1.6
TELECOMMUNICATION SERVICES			12,426,410	0.8
TRANSPORTATION			4,280,470	0.3
UTILITIES			42,426,133	2.7
	TOTAL CORPORATE BONDS (Cost $577,065,437)		579,507,100	37.9
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
14,000,000		0.875%, 05/24/17	14,029,820	0.9
		Hospital for Special Surgery
7,345,000	g	3.500%, 01/01/23	7,583,646	0.5
		Other	22,320,024	1.5
			43,933,490	2.9

36	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Short-Term Bond Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
FOREIGN GOVERNMENT BONDS
		International Finance Facility for Immunisation
$20,000,000	g,i	0.819%, 07/05/16	$19,996,280	1.3%
		KFW
15,000,000		1.875%, 11/30/20	15,277,320	1.0
		Other	58,448,488	3.8
			93,722,088	6.1
MORTGAGE BACKED			9,417,617	0.6
MUNICIPAL BONDS			10,541,370	0.7
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
10,430,300	k	0.125%, 04/15/17	10,549,810	0.7
22,255,860	k	0.125%, 04/15/20	22,725,904	1.5
		United States Treasury Note
11,315,000	d	0.625%, 08/15/16	11,325,059	0.7
15,000,000	d	0.625%, 12/31/16	15,005,280	1.0
31,455,000	d	0.625%, 02/15/17	31,459,907	2.1
7,550,000		1.000%, 12/15/17	7,584,209	0.5
54,490,100		1.125%, 02/28/21	54,292,138	3.5
31,650,600		0.500%–2.250%, 02/28/17–11/15/25	31,861,457	2.1
			184,803,764	12.1
	TOTAL GOVERNMENT BONDS
	(Cost $340,145,553)		342,418,329	22.4
STRUCTURED ASSETS
ASSET BACKED
		Connecticut Avenue Securities
		Series 2015-C04 (Class 1M1)
8,241,599	i	2.033%, 04/25/28	8,239,010	0.5
		Series 2016-C01 (Class 1M1)
9,951,861	i	2.383%, 08/25/28	9,964,413	0.7
		Countrywide Asset-Backed Certificates
		Series 2004-14 (Class M2)
14,616,858	i	1.007%, 06/25/35	14,509,393	1.0
		Ford Credit Auto Owner Trust
		Series 2014-2 (Class B)
9,250,000	g	2.510%, 04/15/26	9,215,672	0.6
		Other	104,366,989	6.8
			146,295,477	9.6
OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage Trust
		Series 2006-6 (Class AM)
10,000,000		5.390%, 10/10/45	10,125,068	0.7
		Series 2007-1 (Class AM)
8,750,000	g	5.416%, 01/15/49	8,839,507	0.6
		Bear Stearns Commercial Mortgage Securities Trust
		Series 2003-PWR2 (Class H)
13,335,000	g,i	5.300%, 05/11/39	14,271,162	0.9
		Citigroup Commercial Mortgage Trust
		Series 2006-C4 (Class AJ)
7,896,000	i	5.975%, 03/15/49	7,859,226	0.5
		Series 2007-C6 (Class AMFX)
10,000,000	g,i	5.705%, 12/10/49	10,102,234	0.7
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED—continued
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AM)
$8,670,000	i	5.771%, 05/15/46	$8,915,545	0.6%
		Credit Suisse Commercial Mortgage Trust
		Series 2007-C4 (Class A1AJ)
10,000,000	i	5.903%, 09/15/39	9,530,580	0.6
		Series 2007-C2 (Class AMFL)
9,676,585	i	0.671%, 01/15/49	9,236,428	0.6
		Series 2007-C2 (Class AJ)
10,000,000	i	5.625%, 01/15/49	9,721,218	0.6
		JP Morgan Chase Commercial Mortgage Securities Trust
		Series 2013-WT (Class B)
7,134,644	g	4.845%, 02/16/25	7,192,527	0.5
25,263,118	i	5.257%–6.192%, 04/15/43–02/15/51	25,530,449	1.6
		LB-UBS Commercial Mortgage Trust
		Series 2004-C7 (Class K)
10,691,000	g,i	5.151%, 10/15/36	10,976,904	0.7
		Series 2007-C1 (Class AJ)
11,190,000		5.484%, 02/15/40	11,167,134	0.7
		Morgan Stanley Capital I Trust
		Series 2006-HQ10 (Class AJ)
9,000,000	i	5.389%, 11/12/41	8,876,227	0.6
		Series 2007-IQ15 (Class AM)
10,950,000	i	5.907%, 06/11/49	11,363,646	0.7
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2015-DN1 (Class M2)
13,000,000	i	2.833%, 01/25/25	13,165,900	0.9
		Series 2015-HQ1 (Class M2)
10,000,000	i	2.633%, 03/25/25	10,032,928	0.7
		Series 2015-HQ2 (Class M1)
9,376,770	i	1.533%, 05/25/25	9,376,767	0.6
		Series 2015-DNA3 (Class M1)
10,060,935	i	1.783%, 04/25/28	10,077,249	0.7
		Series 2016-DNA1 (Class M1)
9,861,721	i	1.883%, 07/25/28	9,854,157	0.6
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
8,735,000		5.383%, 12/15/43	8,892,317	0.6
		Series 2007-C32 (Class AMFX)
9,635,000	g	5.703%, 06/15/49	9,850,878	0.6
		Other	112,861,626	7.4
			347,819,677	22.7
	TOTAL STRUCTURED ASSETS
	(Cost $499,691,498)		494,115,154	32.3
	TOTAL BONDS
	(Cost $1,416,902,488)		1,416,040,583	92.6

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	37

Summary portfolio of investments	concluded

Short-Term Bond Fund  ■  March 31, 2016

% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
Federal Home Loan Bank (FHLB)
$20,000,000	0.080%, 04/01/16	$20,000,000	1.3%
8,500,000	0.110%, 04/13/16	8,499,405	0.6
Other	3,399,504	0.2
31,898,909	2.1
TREASURY DEBT
United States Treasury Bill
10,000,000	d	0.260%, 04/07/16	9,999,820	0.7
10,600,000	0.245%, 04/14/16	10,599,565	0.7
20,599,385	1.4
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,497,939)	52,498,294	3.5
TOTAL PORTFOLIO
(Cost $1,525,232,210)	1,524,232,279	99.7
OTHER ASSETS & LIABILITIES, NET	5,329,783	0.3
NET ASSETS	$1,529,562,062	100.0%

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities, including those in “Other,” was $301,178,560 or 19.7% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Short-Term Bond Index Fund  ■  March 31, 2016

			% of net
Principal	Issuer	Value	assets
BONDS
CORPORATE BONDS
BANKS
	Bank of America Corp
$900,000	1.700%, 08/25/17	$901,288	0.8%
	Bank of America NA
250,000	2.050%, 12/07/18	251,901	0.2
	Citigroup, Inc
300,000	1.350%, 03/10/17	300,137	0.3
	Citizens Bank NA
250,000	2.300%, 12/03/18	251,455	0.2
250,000	2.500%, 03/14/19	252,498	0.2
	Commonwealth Bank of Australia
250,000	2.050%, 03/15/19	252,231	0.2
	Industrial & Commercial Bank of China Ltd
250,000	2.157%, 11/13/18	251,411	0.2
	JPMorgan Chase & Co
600,000	1.800%, 01/25/18	603,106	0.6
	National Bank of Canada
250,000	2.100%, 12/14/18	252,162	0.2
	PNC Bank NA
250,000	1.950%, 03/04/19	252,705	0.2
	US Bank NA
250,000	1.450%, 01/29/18	251,560	0.2
	Wells Fargo Bank NA
500,000	1.650%, 01/22/18	503,986	0.5
	Other	5,044,120	4.4
		9,368,560	8.2
CAPITAL GOODS		1,312,606	1.1
COMMERCIAL & PROFESSIONAL SERVICES		503,559	0.4
CONSUMER DURABLES & APPAREL		226,858	0.2
CONSUMER SERVICES		513,286	0.4
DIVERSIFIED FINANCIALS
	American Express Credit Corp
300,000	1.550%, 09/22/17	300,983	0.3
	Credit Suisse
300,000	1.750%, 01/29/18	300,567	0.2
	General Electric Capital Corp
300,000	1.600%, 11/20/17	302,923	0.3
	Goldman Sachs Group, Inc
700,000	2.375%, 01/22/18	709,081	0.6
	Other	3,193,446	2.8
		4,807,000	4.2
ENERGY
	Pemex Project Funding Master Trust
500,000	5.750%, 03/01/18	526,250	0.5
	Other	2,392,433	2.1
		2,918,683	2.6
				% of net
Principal		Issuer	Value	assets
FOOD & STAPLES RETAILING			$455,323	0.4%
FOOD, BEVERAGE & TOBACCO			1,789,788	1.6
HEALTH CARE EQUIPMENT & SERVICES			706,326	0.6
HOUSEHOLD & PERSONAL PRODUCTS			150,792	0.1
INSURANCE
		Berkshire Hathaway Finance Corp
$250,000		1.600%, 05/15/17	252,107	0.2
		Other	862,573	0.8
			1,114,680	1.0
MATERIALS			520,513	0.5
MEDIA			424,732	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,591,192	1.4
REAL ESTATE			205,054	0.2
RETAILING			519,307	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
		Intel Corp
250,000		1.350%, 12/15/17	252,052	0.2
			252,052	0.2
SOFTWARE & SERVICES			887,968	0.8
TECHNOLOGY HARDWARE & EQUIPMENT			1,218,544	1.1
TELECOMMUNICATION SERVICES
		AT&T, Inc
300,000		1.400%, 12/01/17	299,950	0.3
		Other	503,023	0.4
			802,973	0.7
TRANSPORTATION			207,473	0.2
UTILITIES			1,520,822	1.3
	TOTAL CORPORATE BONDS
	(Cost $31,877,831)		32,018,091	28.1
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Banks (FHLB)
730,000		0.875%, 03/10/17	731,529	0.6
1,000,000		2.250%, 09/08/17	1,021,311	0.9
500,000		1.125%, 04/25/18	503,869	0.4
		Federal Home Loan Mortgage Corp (FHLMC)
2,800,000		1.000%, 03/08/17	2,809,095	2.5
		Federal National Mortgage Association (FNMA)
800,000	j	0.000%, 06/01/17	793,212	0.7
2,000,000		0.875%, 08/28/17	2,004,830	1.8
			7,863,846	6.9

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	39

Summary portfolio of investments	concluded

Short-Term Bond Index Fund  ■  March 31, 2016

			% of net
Principal	Issuer	Value	assets
FOREIGN GOVERNMENT BONDS
	African Development Bank
$500,000	0.875%, 05/15/17	$499,837	0.4%
	Asian Development Bank
400,000	0.750%, 07/28/17	399,010	0.3
	Canada Government International Bond
250,000	1.125%, 03/19/18	251,402	0.2
	European Investment Bank
1,350,000	1.125%, 09/15/17	1,355,064	1.2
	Inter-American Development Bank
500,000	1.125%, 03/15/17	501,414	0.4
	International Bank for Reconstruction & Development
650,000	1.000%, 11/15/17	652,788	0.6
	International Finance Corp
500,000	1.000%, 04/24/17	501,262	0.4
	KFW
1,450,000	0.875%, 09/05/17	1,450,229	1.3
	Province of Ontario Canada
300,000	1.100%, 10/25/17	300,443	0.3
	Other	2,004,824	1.8
		7,916,273	6.9
MUNICIPAL BONDS		100,633	0.1
U.S. TREASURY SECURITIES
	United States Treasury Note
4,000,000	0.875%, 05/15/17	4,009,064	3.5
7,200,000	0.625%, 07/31/17	7,193,815	6.3
5,500,000	0.625%, 09/30/17	5,493,125	4.8
4,000,000	0.875%, 11/30/17	4,009,844	3.5
500,000	1.000%, 12/31/17	502,403	0.4
10,250,000	0.750%, 01/31/18	10,254,008	9.0
3,500,000	0.750%, 02/28/18	3,501,232	3.1
4,500,000	0.875%, 03/31/18	4,512,654	4.0
2,150,000	0.875%, 07/15/18	2,154,115	1.9
11,250,000	1.000%, 09/15/18	11,305,372	9.9
1,700,000	0.875%, 10/15/18	1,702,922	1.5
2,800,000	1.250%, 11/15/18	2,830,845	2.5
3,000,000	1.250%, 12/15/18	3,034,452	2.7
2,400,000	0.750%, 02/15/19	2,393,251	2.1
2,750,000	1.000%, 03/15/19	2,761,281	2.4
		65,658,383	57.6
	TOTAL GOVERNMENT BONDS
	(Cost $81,379,375)	81,539,135	71.5
	TOTAL BONDS
	(Cost $113,257,206)	113,557,226	99.6
	TOTAL PORTFOLIO
	(Cost $113,257,206)	113,557,226	99.6
	OTHER ASSETS & LIABILITIES, NET	416,195	0.4
	NET ASSETS	$113,973,421	100.0%

j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/16, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $582,969 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

40	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Social Choice Bond Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$1,128,746	0.2%
ENERGY			933,686	0.1
MEDIA			1,325,371	0.2
RETAILING			651,352	0.1
UTILITIES			2,387,460	0.3
	TOTAL BANK LOAN OBLIGATIONS (Cost $6,804,699)		6,426,615	0.9
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			1,608,670	0.2
BANKS
		Bank of America Corp
$3,200,000		1.350%, 11/21/16	3,203,225	0.4
		Toronto-Dominion Bank
4,000,000		2.125%, 04/07/21	3,993,200	0.6
		Other	35,810,113	5.1
			43,006,538	6.1
CAPITAL GOODS			7,134,551	1.0
COMMERCIAL & PROFESSIONAL SERVICES			4,621,642	0.7
CONSUMER SERVICES
		Henry J Kaiser Family Foundation
3,000,000		3.356%, 12/01/25	3,146,883	0.4
		Other	3,981,116	0.6
			7,127,999	1.0
DIVERSIFIED FINANCIALS			19,450,891	2.8
ENERGY
		EOG Resources, Inc
3,000,000		4.150%, 01/15/26	3,110,799	0.5
3,600,000		5.100%, 01/15/36	3,715,841	0.5
		Other	16,853,567	2.4
			23,680,207	3.4
FOOD & STAPLES RETAILING			1,700,961	0.2
FOOD, BEVERAGE & TOBACCO			5,159,058	0.7
HEALTH CARE EQUIPMENT & SERVICES			3,531,445	0.5
INSURANCE
		Swiss Re Treasury US Corp
3,950,000	g	2.875%, 12/06/22	3,968,395	0.6
		Other	6,389,085	0.9
			10,357,480	1.5
MATERIALS			6,448,269	0.9
				% of net
Principal		Issuer	Value	assets
MEDIA
		CCO Safari II LLC
$3,000,000	g	4.908%, 07/23/25	$3,165,621	0.4%
		Other	4,921,076	0.7
			8,086,697	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Biogen, Inc
3,000,000		3.625%, 09/15/22	3,173,964	0.5
		Other	2,780,181	0.4
			5,954,145	0.9
REAL ESTATE
		Regency Centers LP
3,543,000		3.750%, 06/15/24	3,621,981	0.5
		Other	5,072,827	0.7
			8,694,808	1.2
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
5,000,000		2.850%, 02/23/23	5,171,935	0.7
		Other	252,152	0.1
			5,424,087	0.8
TELECOMMUNICATION SERVICES			486,250	0.1
TRANSPORTATION
		Union Pacific Railroad Co
4,017,871		3.227%, 05/14/26	4,091,639	0.6
		Other	18,482,066	2.7
			22,573,705	3.3
UTILITIES
		Connecticut Light & Power Co
3,000,000		4.150%, 06/01/45	3,145,965	0.5
		Electricite de France S.A.
5,000,000	g	3.625%, 10/13/25	5,103,085	0.7
		NorthWestern Corp
3,570,000		4.176%, 11/15/44	3,743,106	0.5
		San Diego Gas & Electric Co
4,000,000	i	0.836%, 03/09/17	3,983,960	0.6
		Solar Star Funding LLC
3,000,000	g	3.950%, 06/30/35	3,098,739	0.4
3,000,000	g	5.375%, 06/30/35	3,478,497	0.5
		Topaz Solar Farms LLC
2,860,422	g	4.875%, 09/30/39	3,077,777	0.4
		Other	26,790,682	3.9
			52,421,811	7.5
	TOTAL CORPORATE BONDS (Cost $234,964,108)		237,469,214	33.9
GOVERNMENT BONDS
AGENCY SECURITIES
		Genesis Solar 2011 Pass Through Trust
3,436,239	g	3.875%, 02/15/38	3,761,857	0.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	41

Summary portfolio of investments	continued

Social Choice Bond Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
AGENCY SECURITIES—continued
		NCUA Guaranteed Notes
$5,300,000		3.000%, 06/12/19	$5,616,357	0.8%
6,035,000		3.450%, 06/12/21	6,599,876	0.9
		Overseas Private Investment Corp (OPIC)
3,000,000		3.220%, 09/15/29	3,138,093	0.5
11,656,484		0.000%–3.938%, 11/11/17–07/31/33	12,078,773	1.7
		US Department of Housing and Urban Development (HUD)
3,871,000		0.930%, 08/01/17	3,876,868	0.6
3,176,000		1.540%, 08/01/17	3,205,102	0.5
3,000,000		2.910%, 08/01/17	3,084,825	0.4
4,050,000		3.120%, 08/01/18	4,256,036	0.6
3,958,000		2.350%, 08/01/21	4,094,143	0.6
15,554,000		0.830%–5.380%, 08/01/16–08/01/27	16,242,376	2.3
		Other	31,002,739	4.3
			96,957,045	13.7
FOREIGN GOVERNMENT BONDS
		Hydro Quebec
3,850,000		2.000%, 06/30/16	3,861,077	0.6
		Inter-American Development Bank
5,000,000		1.185%, 07/09/18	5,026,885	0.7
		International Finance Corp
5,000,000	h	2.125%, 04/07/26	5,015,325	0.7
		International Finance Facility for Immunisation
3,100,000	g,i	0.819%, 07/05/16	3,099,423	0.4
		KFW
10,000,000		1.000%–1.875%, 01/26/18–11/30/20	10,091,781	1.4
		Kommuninvest I Sverige AB
4,000,000	g	1.500%, 04/23/19	4,034,608	0.6
		North American Development Bank
4,600,000		2.300%, 10/10/18	4,715,437	0.7
		Other	32,460,692	4.6
			68,305,228	9.7
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,455,242		3.500%, 10/01/45	3,640,138	0.5
2,911,954		4.000%, 10/01/45	3,163,631	0.5
		Federal National Mortgage Association (FNMA)
3,457,089		3.000%, 02/01/31	3,613,685	0.5
4,165,160		3.000%, 02/01/43	4,283,541	0.6
4,265,061		3.500%, 07/01/45	4,481,264	0.6
2,925,731		4.000%, 07/01/45	3,162,379	0.5
24,396,708		0.783% - 6.000%, 11/01/25 - 03/01/46	25,255,092	3.6
		Government National Mortgage Association (GNMA)
11,492,709		2.690%–5.000%, 06/15/33–03/20/46	10,792,545	1.5
		Other	5,624,886	0.8
			64,017,161	9.1
				% of net
Principal		Issuer	Value	assets
MUNICIPAL BONDS
		Imperial Irrigation District Electric System Revenue
$3,000,000		4.500%, 11/01/40	$3,199,320	0.5%
		Ohio State Water Development Authority
2,620,000		4.879%, 12/01/34	3,084,788	0.4
		Pittsburgh Water & Sewer Authority
3,000,000		6.610%, 09/01/24	3,659,340	0.5
		Suffolk County Water Authority
3,000,000		4.000%, 06/01/39	3,216,150	0.5
		Other	59,896,787	8.5
			73,056,385	10.4
U.S. TREASURY SECURITIES
		United States Treasury Bond
12,865,000		3.000%, 11/15/45	13,893,698	2.0
		United States Treasury Note
10,950,000		1.625%, 02/15/26	10,796,448	1.5
9,880,000		0.625%–2.000%, 08/31/17–01/31/23	9,951,299	1.4
		Other	1,950,312	0.3
			36,591,757	5.2
	TOTAL GOVERNMENT BONDS (Cost $333,584,066)		338,927,576	48.1

STRUCTURED ASSETS
ASSET BACKED			24,407,893	3.4
OTHER MORTGAGE BACKED
		BBCMS Trust
		Series 2015-MSQ (Class A)
3,000,000	g	3.593%, 09/15/32	3,161,350	0.5
		Morgan Stanley Capital I Trust
		Series 2014-CPT (Class A)
3,000,000	g	3.350%, 07/13/29	3,150,879	0.4
8,590,000		3.446%–6.319%, 07/13/29–12/12/49	8,348,148	1.2
		OBP Depositor LLC Trust
		Series 2010-OBP (Class A)
3,000,000	g	4.646%, 07/15/45	3,320,145	0.5
		Wachovia Bank Commercial Mortgage Trust
17,535,000		0.641%–6.219%, 12/15/43–02/15/51	14,944,486	2.1
		Other	34,536,337	4.9
			67,461,345	9.6
	TOTAL STRUCTURED ASSETS (Cost $93,963,986)		91,869,238	13.0
	TOTAL BONDS (Cost $662,512,160)		668,266,028	95.0

Shares	Company
PREFERRED STOCKS
BANKS		265,537	0.0
	TOTAL PREFERRED STOCKS (Cost $255,625)	265,537	0.0

42	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Bond Fund  ■  March 31, 2016

			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$13,400,000	0.280%, 04/20/16	$13,398,513	2.0%
7,900,000	0.210%, 04/29/16	7,898,712	1.1
		21,297,225	3.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,296,729)	21,297,225	3.1
	TOTAL PORTFOLIO (Cost $690,869,213)	696,255,405	99.0
	OTHER ASSETS & LIABILITIES, NET	7,246,134	1.0
	NET ASSETS	$703,501,539	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities, including those in “Other,” was $117,595,324 or 16.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	43

Summary portfolio of investments

Tax-Exempt Bond Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
		Mobile County Board of School Commissioners
$2,220,000		5.000%, 03/01/26	$2,754,887	0.8%
			2,754,887	0.8
ARIZONA			2,808,688	0.9
CALIFORNIA
		Chino Basin Regional Financing Authority
5,000,000		5.000%, 11/01/38	5,289,350	1.5
		Los Angeles Department of Water & Power
2,480,000		5.000%, 07/01/44	2,898,723	0.8
		State of California
5,000,000		5.000%, 08/01/24	6,292,950	1.8
3,000,000		5.000%, 09/01/24	3,777,690	1.1
		State of California, GO
2,000,000		5.000%, 02/01/22	2,412,360	0.7
2,000,000		5.000%, 04/01/22	2,421,180	0.7
2,830,000		5.000%, 11/01/32	3,002,007	0.9
		Other	21,173,159	6.0
			47,267,419	13.5
COLORADO
		Colorado Health Facilities Authority
2,155,000		5.000%, 01/01/32	2,393,300	0.7
		Other	1,241,810	0.4
			3,635,110	1.1
CONNECTICUT			1,675,100	0.5
FLORIDA
		School District of Broward County
3,000,000	h	5.000%, 07/01/26	3,746,640	1.1
		Other	8,410,268	2.3
			12,156,908	3.4
GEORGIA
		Private Colleges & Universities Authority
5,000,000		5.000%, 04/01/44	5,551,850	1.6
		Other	4,403,441	1.3
			9,955,291	2.9
HAWAII
		State of Hawaii
2,500,000		5.000%, 10/01/24	3,136,100	0.9
		Other	1,126,740	0.3
			4,262,840	1.2
ILLINOIS			15,966,489	4.6
INDIANA			4,641,949	1.4
KANSAS			1,205,530	0.3
KENTUCKY
		Kentucky Turnpike Authority
2,000,000	h	5.000%, 07/01/26	2,504,320	0.7
			2,504,320	0.7
			% of net
Principal	Issuer	Value	assets
LOUISIANA
	Parish of St. John the Baptist LA
$4,775,000	5.125%, 06/01/37	$4,824,039	1.4%
	Other	1,177,250	0.3
		6,001,289	1.7
MARYLAND
	County of Montgomery MD, GO
4,000,000	5.000%, 07/01/21	4,778,480	1.4
	State of Maryland
3,000,000	5.000%, 08/01/23	3,734,910	1.1
		8,513,390	2.5
MASSACHUSETTS
	Massachusetts Development Finance Agency
2,255,000	5.000%, 10/01/35	2,504,426	0.7
	Massachusetts School Building Authority
2,315,000	5.000%, 08/15/37	2,450,890	0.7
	Other	2,322,904	0.6
		7,278,220	2.0
MICHIGAN
	Bridgeport-Spaulding Community School District
5,150,000	3.000%, 06/22/16	5,158,497	1.5
	Other	7,520,435	2.2
		12,678,932	3.7
MINNESOTA
	State of Minnesota
3,000,000	5.000%, 08/01/23	3,741,990	1.1
	Other	3,241,507	0.9
		6,983,497	2.0
MISSISSIPPI		7,486,011	2.2
MISSOURI
	Health & Educational Facilities Authority of the State of Missouri
3,500,000	5.000%, 02/01/35	3,868,970	1.1
	Other	3,678,300	1.1
		7,547,270	2.2
NEBRASKA		1,172,940	0.3
NEW YORK
	Board of Cooperative Educational Services for the Sole Supervisory District, GO
4,000,000	1.000%, 06/17/16	3,999,320	1.2
	City of Ogdensburg NY, GO
3,379,000	1.250%, 04/29/16	3,380,115	1.0
	New York City Water & Sewer System
5,000,000	5.250%, 06/15/40	5,600,900	1.6
5,000,000	5.000%, 06/15/46	5,807,500	1.7
2,500,000	5.000%, 06/15/46	2,925,350	0.8
	New York State Dormitory Authority
2,250,000	5.000%, 10/01/17	2,390,962	0.7
5,000,000	5.000%, 03/15/41	5,667,500	1.6

44	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Tax-Exempt Bond Fund  ■  March 31, 2016

			% of net
Principal	Issuer	Value	assets
NEW YORK—continued
	Salmon River Central School District
$2,500,000	2.000%, 07/22/16	$2,508,600	0.7%
	Scio Central School District, GO
2,895,000	1.250%, 04/08/16	2,895,203	0.8
	Town of East Bloomfield NY, GO
2,548,981	1.250%, 05/12/16	2,549,491	0.7
	Town of Windham NY, GO
2,395,000	1.125%, 06/03/16	2,394,689	0.7
	Utica School District
5,000,000	2.000%, 07/22/16	5,005,800	1.4
	Village of Brocton NY
2,530,000	1.625%, 07/20/16	2,531,973	0.7
	Other	16,965,192	5.0
		64,622,595	18.6
NORTH CAROLINA		5,693,291	1.7
OHIO
	City of Cleveland OH Airport System Revenue
2,000,000	5.000%, 01/01/25	2,434,060	0.7
	City of Marion OH
3,000,000	2.000%, 09/08/16	3,003,780	0.9
	Other	8,889,464	2.5
		14,327,304	4.1
OKLAHOMA		1,512,141	0.4
PENNSYLVANIA
	Pennsylvania State University
2,500,000	5.000%, 03/01/40	2,813,450	0.8
	Philadelphia Gas Works Co
2,000,000	5.000%, 08/01/25	2,452,580	0.7
	Other	3,155,710	0.9
		8,421,740	2.4
RHODE ISLAND
	Rhode Island Health & Educational Building Corp
2,000,000	5.000%, 09/01/21	2,393,140	0.7
	State of Rhode Island, GO
2,000,000	5.000%, 08/01/21	2,373,640	0.7
	Other	2,126,670	0.6
		6,893,450	2.0
SOUTH CAROLINA		1,152,256	0.3
SOUTH DAKOTA		2,139,125	0.6
TENNESSEE
	Sullivan County Health Educational & Housing Facilities Board
2,855,000	5.250%, 09/01/26	2,902,764	0.8
6,000,000	5.250%, 09/01/36	6,092,520	1.8
	Other	1,269,977	0.4
		10,265,261	3.0
				% of net
Principal		Issuer	Value	assets
TEXAS
		State of Texas
$3,000,000		5.000%, 10/01/23	$3,729,150	1.1%
		Texas Transportation Commission State Highway Fund
5,000,000		5.000%, 10/01/23	6,227,250	1.8
		Other	15,120,925	4.5
			25,077,325	7.4
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,402,420	0.7
2,500,000	g	5.000%, 09/01/33	2,850,125	0.8
			5,252,545	1.5
VIRGINIA			457,407	0.2
WASHINGTON
		Energy Northwest
1,955,000		5.000%, 07/01/23	2,377,769	0.7
		Port of Seattle WA
3,150,000		5.500%, 09/01/17	3,353,270	1.0
		State of Washington
2,150,000		5.000%, 08/01/38	2,475,231	0.7
		State of Washington, GO
3,000,000		5.250%, 02/01/22	3,651,060	1.1
		Other	3,069,917	0.9
			14,927,247	4.4
WEST VIRGINIA			1,702,830	0.5
	TOTAL LONG-TERM MUNICIPAL BONDS
	(Cost $319,219,747)		328,940,597	95.0
	TOTAL PORTFOLIO (Cost $319,219,747)		328,940,597	95.0
	OTHER ASSETS & LIABILITIES, NET		17,313,619	5.0
	NET ASSETS		$346,254,216	100.0%

Abbreviation(s):

GO – General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities, including those in “Other,” was $6,108,114 or 1.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	45

Summary portfolio of investments

Money Market Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
		Banco Del Estado De Chile
$5,000,000		0.570%, 04/07/16	$5,000,000	0.7%
5,000,000		0.570%, 05/17/16	5,000,000	0.6
5,000,000		0.570%, 06/21/16	5,000,000	0.6
		Toronto-Dominion Bank
5,000,000		0.470%, 05/19/16	5,000,000	0.6
		Wells Fargo Bank NA
5,000,000		0.580%, 04/18/16	5,000,000	0.6
		Other	7,999,241	1.0
			32,999,241	4.1
COMMERCIAL PAPER
		American Honda Finance Corp
5,000,000		0.490%, 04/11/16	4,999,319	0.6
5,000,000		0.450%, 04/12/16	4,999,312	0.6
10,000,000		0.490%, 04/13/16	9,998,367	1.2
		Bedford Row Funding Corp
8,500,000		0.440%–0.670%, 04/05/16–06/06/16	8,494,016	1.1
		DBS Bank Ltd
7,000,000		0.480%–0.500%, 05/16/16–05/27/16	6,995,245	1.0
		Korea Development Bank
9,200,000		0.460%–0.590%, 04/19/16–06/24/16	9,192,340	1.1
		Microsoft Corp
6,250,000	y	0.400%, 06/08/16	6,245,278	0.8
		Nestle Capital Corp
7,000,000	y	0.450%, 05/18/16	6,995,887	0.9
17,035,000		0.455%–0.580%, 04/22/16–07/27/16	17,015,212	2.1
		Nordea Bank AB
14,450,000		0.475%–0.618%, 04/04/16– 07/29/16	14,435,249	1.8
		Novartis Finance Corp
13,250,000		0.450%–0.470%, 05/09/16–06/07/16	13,241,283	1.6
		Province of British Columbia Canada
13,000,000		0.410%, 04/29/16	12,995,854	1.6
15,724,000		0.400%–0.680%, 04/22/16–07/29/16	15,703,580	2.0
		Province of Ontario Canada
16,620,000		0.395%–0.490%, 04/05/16–06/14/16	16,614,277	2.1
		Province of Quebec Canada
8,000,000	y	0.520%, 07/06/16	7,988,907	1.0
10,000,000		0.470%–0.510%, 05/04/16–06/06/16	9,993,171	1.2
		PSP Capital, Inc
24,008,000		0.540%–0.600%, 04/04/16–06/01/16	23,998,520	3.0
		Roche Holdings, Inc
11,115,000		0.410%–0.485%, 04/01/16–05/03/16	11,111,924	1.4
		Svenska Handelsbanken AB
10,500,000		0.550%–0.645%, 04/29/16–07/05/16	10,489,525	1.3
		Unilever Capital Corp
7,000,000	y	0.490%–0.500%, 04/25/16	6,997,700	0.9
		Other	91,238,934	11.2
			309,743,900	38.5
				% of net
Principal		Issuer	Value	assets
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$6,000,000		0.365%–0.400%, 06/24/16	$5,994,808	0.8%
6,000,000		0.370%, 04/20/16	5,998,828	0.8
5,500,000		0.345%–0.403%, 04/27/16	5,498,443	0.7
5,940,000		0.310%–0.370%, 05/11/16	5,937,621	0.7
7,360,000		0.460%–0.490%, 06/01/16	7,354,060	0.9
5,100,000		0.620%, 06/08/16	5,094,027	0.6
7,000,000		0.350%, 04/06/16	6,999,660	0.9
11,000,000		0.370%–0.375%, 04/08/16	10,999,204	1.4
24,769,000		0.330%–0.370%, 04/22/16	24,764,154	3.1
8,310,000		0.320%, 04/26/16	8,308,153	1.0
5,600,000		0.350%–0.373%, 05/13/16	5,597,582	0.7
5,175,000		0.370%, 06/17/16	5,170,905	0.6
49,891,000		0.270%–0.480%, 04/01/16–07/13/16	49,870,863	6.2
		Federal Home Loan Mortgage Corp (FHLMC)
5,800,000		0.380%, 04/14/16	5,799,204	0.7
14,050,000		0.300%–0.875%, 04/01/16–02/22/17	14,041,788	1.7
		Federal National Mortgage Association (FNMA)
10,000,000		0.360%, 05/02/16	9,996,900	1.2
16,030,000		0.300%–0.640%, 04/01/16–11/04/16	16,018,100	2.0
		Other	5,979,217	0.8
			199,423,517	24.8
TREASURY DEBT
		United States Treasury Bill
8,000,000		0.061%–0.220%, 04/07/16	7,999,763	1.0
10,600,000		0.111%–0.121%, 04/21/16	10,599,320	1.3
7,030,000		0.155%–0.311%, 04/28/16	7,028,999	0.9
8,110,000		0.257%–0.354%, 05/05/16	8,107,827	1.0
7,010,000		0.276%–0.338%, 05/12/16	7,007,612	0.9
9,125,000		0.311%–0.387%, 05/26/16	9,120,505	1.1
6,000,000		0.409%–0.414%, 08/11/16	5,990,947	0.7
6,130,000		0.330%–0.433%, 08/18/16	6,120,539	0.8
27,975,000		0.280%–0.476%, 04/14/16–09/22/16	27,940,464	3.5
		United States Treasury Note
10,475,000		0.250%, 04/15/16	10,475,258	1.3
7,340,000		0.375%, 05/31/16	7,341,046	0.9
6,000,000		0.500%, 06/30/16	6,002,031	0.8
7,000,000		0.625%, 08/15/16	7,003,769	0.9
6,000,000		0.500%, 08/31/16	6,001,039	0.7
16,145,000		0.250%–0.875%, 05/15/16–11/15/16	16,155,273	2.0
			142,894,392	17.8
VARIABLE RATE SECURITIES
		Federal Farm Credit Bank (FFCB)
5,000,000	i	0.402%, 04/21/16	4,999,959	0.6
5,000,000	i	0.420%, 06/23/16	4,999,770	0.6
5,000,000	i	0.412%, 08/10/16	4,999,734	0.6
6,800,000	i	0.412%, 01/24/17	6,799,738	0.9
14,000,000	i	0.431%, 06/15/17	13,998,371	1.7
34,000,000		0.410%–0.582%, 06/09/16–02/23/18	33,980,702	4.3
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000	i	0.427%, 07/21/16	4,999,843	0.6
5,000,000	i	0.443%, 01/13/17	4,999,605	0.6
7,000,000	i	0.562%, 07/21/17	6,999,061	0.9

46	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Money Market Fund  ■  March 31, 2016

				% of net
Principal		Issuer	Value	assets
VARIABLE RATE SECURITIES—continued
		Federal National Mortgage Association (FNMA)
$7,000,000	i	0.451%, 10/05/17	$6,994,898	0.9%
11,044,000		0.448%–0.452%, 01/26/17–08/16/17	11,039,256	1.4
		Wells Fargo Bank NA
5,000,000	i	0.590%, 04/11/16	5,000,000	0.6
		Other	7,997,686	1.0
			117,808,623	14.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $802,869,673)		802,869,673	99.9
	TOTAL PORTFOLIO (Cost $802,869,673)		802,869,673	99.9
	OTHER ASSETS & LIABILITIES, NET		717,143	0.1
	NET ASSETS		$803,586,816	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2016, the aggregate value of these securities was $231,629,605 or 28.8% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	47

Statements of assets and liabilities

TIAA-CREF Funds  ■  March 31, 2016

					Inflation-Linked	Short-Term	Short-Term Bond	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Index Fund	Bond Fund	Bond Fund	Fund

ASSETS
Portfolio investments, at value†	$3,281,686,349	$6,366,423,684	$3,159,286,557	$2,975,869,608	$2,238,556,993	$1,524,232,279	$113,557,226	$696,255,405	$328,940,597	$802,869,673
Cash	7,769,479	24,346	10,500,811	1,573,278	4,140,100	906,115	1,072,987	157,608	31,168,895	18,570
Receivable from securities transactions	38,633,379	1,161,897	68,883,461	11,269,444	6,270,025	971,251	6,034,435	10,450,992	—	—
Receivable for delayed delivery securities	189,635,726	—	218,796,348	3,715,000	—	—	—	3,946,847	—	—
Receivable from Fund shares sold	69,885,813	44,490,423	66,652,171	15,851,412	13,143,710	13,543,955	3,153,809	9,794,573	111,631	1,058,577
Dividends and interest receivable	17,082,192	32,720,426	19,830,132	47,133,639	4,909,476	5,081,979	292,222	4,057,440	3,578,354	116,694
Due from affiliates	—	—	—	—	—	—	2,439	—	214	66,327
Other	136,272	174,858	88,790	111,122	98,620	52,774	415	6,289	32,656	24,395
Total assets	3,604,829,210	6,444,995,634	3,544,038,270	3,055,523,503	2,267,118,924	1,544,788,353	124,113,533	724,669,154	363,832,347	804,154,236

LIABILITIES
Management fees payable	71,049	51,074	68,069	83,055	44,507	30,581	643	19,729	8,476	6,566
Service agreement fees payable	4,775	2,458	4,034	5,038	4,417	1,984	101	4,530	—	1,914
Distribution fees payable	20,364	11,106	58,547	101,950	27,701	30,840	493	16,901	62,566	76,563
Due to affiliates	20,544	30,728	20,048	20,766	17,624	15,648	11,118	13,047	8,256	12,785
Payable for securities transactions	80,358,817	91,667,386	37,919,459	10,155,981	10,593,897	3,915,161	7,376,813	9,399,632	1,249,090	—
Payable for delayed delivery securities	444,827,174	38,097,079	561,140,791	18,500,000	—	9,849,919	149,918	10,994,484	16,042,836	—
Payable for Fund shares redeemed	352,264	2,090,853	43,826	3,469,877	304,893	420,732	2,500,637	544,489	86,996	391,237
Income distribution payable	5,575,142	2,247,580	5,751,036	5,503,686	—	747,927	84,067	112,877	60,211	2,140
Payable for variation margin on futures contracts	—	—	—	—	—	97,187	—	—	—	—
Payable for trustee compensation	158,929	188,376	103,641	118,104	103,138	67,863	664	7,608	33,428	25,915
Accrued expenses and other payables	83,365	173,725	83,578	118,482	62,605	48,449	15,658	54,318	26,272	50,300
Total liabilities	531,472,423	134,560,365	605,193,029	38,076,939	11,158,782	15,226,291	10,140,112	21,167,615	17,578,131	567,420
NET ASSETS	$3,073,356,787	$6,310,435,269	$2,938,845,241	$3,017,446,564	$2,255,960,142	$1,529,562,062	$113,973,421	$703,501,539	$346,254,216	$803,586,816

NET ASSETS CONSIST OF:
Paid-in-capital	$3,042,423,358	$6,160,395,500	$2,942,232,124	$3,356,376,381	$2,182,986,006	$1,533,593,796	$113,788,934	$698,801,076	$335,126,550	$803,603,552
Undistributed net investment income (loss)	(2,215,528)	(322,988)	(1,567,567)	(271,138)	(3,178,390)	(981,881)	(106)	(6,582)	10,623	(16,478)
Accumulated net realized gain (loss) on total investments	6,944,098	(12,123,202)	(2,935,873)	(92,233,394)	(12,252,766)	(1,685,654)	(115,427)	(679,147)	1,396,193	(258)
Net unrealized appreciation (depreciation) on total investments	26,204,859	162,485,959	1,116,557	(246,425,285)	88,405,292	(1,364,199)	300,020	5,386,192	9,720,850	—
NET ASSETS	$3,073,356,787	$6,310,435,269	$2,938,845,241	$3,017,446,564	$2,255,960,142	$1,529,562,062	$113,973,421	$703,501,539	$346,254,216	$803,586,816

INSTITUTIONAL CLASS:
Net assets	$2,729,221,415	$6,115,247,235	$2,449,009,261	$2,253,956,625	$1,903,233,155	$1,282,104,803	$106,153,108	$377,577,433	$49,798,760	$339,325,460
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	261,084,616	557,063,873	233,866,086	250,009,372	165,025,565	124,048,643	10,582,435	36,600,897	4,645,917	339,321,811
Net asset value per share	$10.45	$10.98	$10.47	$9.02	$11.53	$10.34	$10.03	$10.32	$10.72	$1.00

ADVISOR CLASS:
Net assets	$102,135	$102,136	$102,015	$101,787	$103,486	$100,409	$100,673	$101,505	$100,835	$100,006
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,769	9,301	9,737	11,295	8,976	9,716	10,039	9,839	9,405	100,006
Net asset value per share	$10.46	$10.98	$10.48	$9.01	$11.53	$10.33	$10.03	$10.32	$10.72	$1.00

PREMIER CLASS:
Net assets	$30,009,093	$52,687,446	$26,982,656	$73,105,544	$10,485,990	$11,708,889	$1,003,117	$29,474,681	$—	$25,221,590
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,869,294	4,799,626	2,577,292	8,104,326	911,813	1,131,819	100,000	2,857,502	—	25,221,500
Net asset value per share	$10.46	$10.98	$10.47	$9.02	$11.50	$10.35	$10.03	$10.31	$—	$1.00

RETIREMENT CLASS:
Net assets	$234,458,169	$120,858,303	$198,215,727	$248,713,157	$217,000,498	$97,056,930	$4,974,519	$223,415,118	$—	$94,130,833
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,030,272	11,005,902	18,903,754	27,577,879	18,695,499	9,380,017	495,956	21,652,220	—	94,129,398
Net asset value per share	$10.64	$10.98	$10.49	$9.02	$11.61	$10.35	$10.03	$10.32	$—	$1.00

RETAIL CLASS:
Net assets	$79,565,975	$21,540,149	$264,535,582	$441,569,451	$125,137,013	$138,591,031	$1,742,004	$72,932,802	$296,354,621	$344,808,927
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,483,183	1,961,436	25,211,407	48,762,948	11,124,934	13,398,682	173,646	7,074,147	27,610,982	344,797,183
Net asset value per share	$10.63	$10.98	$10.49	$9.06	$11.25	$10.34	$10.03	$10.31	$10.73	$1.00
† Portfolio investments, cost	$3,255,487,453	$6,203,937,725	$3,158,180,724	$3,222,294,893	$2,150,151,701	$1,525,232,210	$113,257,206	$690,869,213	$319,219,747	$802,869,673

48	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	49

Statements of operations

TIAA-CREF Funds  ■  For the period or year ended March 31, 2016

					Inflation-Linked	Short-Term	Short-Term Bond	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Index Fund*	Bond Fund	Bond Fund	Fund

INVESTMENT INCOME
Interest	$88,008,035	$144,504,853	$99,101,317	$194,456,861	$35,534,482	$28,393,988	$567,603	$16,394,286	$8,196,620	$1,758,284
Dividends	—	—	—	32,741	—	—	—	14,498	—	—
Total income	88,008,035	144,504,853	99,101,317	194,489,602	35,534,482	28,393,988	567,603	16,408,784	8,196,620	1,758,284

EXPENSES
Management fees	8,440,969	6,033,642	8,563,926	10,626,119	5,044,931	3,629,105	40,881	1,971,019	1,035,879	783,483
Shareholder servicing – Institutional Class	3,587	11,852	3,770	9,308	7,726	3,754	1,912	1,814	540	2,146
Shareholder servicing – Advisor Class†	65	65	65	65	65	65	65	65	65	65
Shareholder servicing – Premier Class	110	176	51	207	114	70	1,551	200	—	71
Shareholder servicing – Retirement Class	610,628	266,145	499,718	614,582	437,256	248,516	5,630	415,162	—	217,653
Shareholder servicing – Retail Class	42,139	16,776	178,797	105,730	78,630	80,296	2,883	15,430	82,244	333,579
Distribution fees – Premier Class	35,050	73,018	29,501	88,618	13,003	16,449	971	23,402	—	29,293
Distribution fees – Retail Class	194,366	47,673	660,855	1,315,274	325,467	359,494	2,264	134,744	744,178	882,790
Custody and accounting fees	136,660	398,746	161,551	78,807	33,694	63,674	11,611	54,734	33,366	47,396
Administrative service fees	130,479	254,285	134,209	141,814	96,736	73,747	18,183	38,636	24,301	46,220
Registration fees	85,227	77,558	75,477	78,894	85,849	72,451	81,092	78,186	54,839	95,250
Professional fees	81,847	123,744	85,102	85,458	61,282	66,171	71,930	58,008	46,164	48,040
Shareholder reports	66,819	122,872	64,627	123,902	68,272	41,832	16,398	25,756	19,207	27,945
Trustee fees and expenses	26,324	54,871	26,896	28,903	18,441	13,200	560	5,306	3,110	6,782
Other expenses	85,389	131,413	77,836	113,863	59,802	48,804	21,031	61,119	11,144	13,706
Total expenses	9,939,659	7,612,836	10,562,381	13,411,544	6,331,268	4,717,628	276,962	2,883,581	2,055,037	2,534,419
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	—	(198,595)	(42,073)	(20,196)	(26,513)
Fee waiver by investment adviser and TPIS	(20)	(20)	(21)	(21)	(20)	(21)	(20)	(20)	(20)	(1,032,460)
Net expenses	9,939,639	7,612,816	10,562,360	13,411,523	6,331,248	4,717,607	78,347	2,841,488	2,034,821	1,475,446
Net investment income (loss)	78,068,396	136,892,037	88,538,957	181,078,079	29,203,234	23,676,381	489,256	13,567,296	6,161,799	282,838

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	15,461,319	(7,275,087)	9,425,639	(78,294,240)	(11,533,405)	(74,611)	(112,953)	(537,155)	1,457,369	(25)
Futures transactions	—	—	—	—	(183,514)	(1,984,632)	—	—	—	—
Swap transactions	—	—	392,746	(1,241,613)	—	—	—	—	—	—
Foreign currency transactions	(2,225,820)	—	(2,622,595)	—	—	(1,740,061)	—	—	—	—
Net realized gain (loss) on total investments	13,235,499	(7,275,087)	7,195,790	(79,535,853)	(11,716,919)	(3,799,304)	(112,953)	(537,155)	1,457,369	(25)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(30,597,001)	(8,891,206)	(53,126,984)	(241,397,594)	(4,164,492)	(3,876,147)	300,020	(1,608,163)	295,966	—
Futures transactions	—	—	—	—	—	429,415	—	—	—	—
Swap transactions	—	—	83,684	(174,955)	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	55,185	—	76,787	—	—	50,664	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(30,541,816)	(8,891,206)	(52,966,513)	(241,572,549)	(4,164,492)	(3,396,068)	300,020	(1,608,163)	295,966	—
Net realized and unrealized gain (loss) on total investments	(17,306,317)	(16,166,293)	(45,770,723)	(321,108,402)	(15,881,411)	(7,195,372)	187,067	(2,145,318)	1,753,335	(25)
Net increase (decrease) in net assets from operations	$60,762,079	$120,725,744	$42,768,234	$(140,030,323)	$13,321,823	$16,481,009	$676,323	$11,421,978	$7,915,134	$282,813
*	For the period August 7, 2015 to March 31, 2016.
†	Advisor Class commenced operations on December 4, 2015.

50	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	51

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		March 31, 2016	March 31, 2015	March 31, 2016	March 31, 2015	March 31, 2016	March 31, 2015	March 31, 2016	March 31, 2015	March 31, 2016	March 31, 2015	March 31, 2016	March 31, 2015

OPERATIONS
Net investment income (loss)		$78,068,396	$61,097,529	$136,892,037	$120,415,302	$88,538,957	$70,312,986	$181,078,079	$149,244,725	$29,203,234	$3,257,210	$23,676,381	$17,298,224
Net realized gain (loss) on total investments		13,235,499	54,894,315	(7,275,087)	13,835,433	7,195,790	51,797,007	(79,535,853)	14,148,198	(11,716,919)	3,490,515	(3,799,304)	1,962,213
Net change in unrealized appreciation (depreciation) on total investments		(30,541,816)	28,494,696	(8,891,206)	173,210,469	(52,966,513)	22,255,963	(241,572,549)	(105,030,167)	(4,164,492)	46,486,439	(3,396,068)	(3,749,641)
Net increase (decrease) in net assets from operations		60,762,079	144,486,540	120,725,744	307,461,204	42,768,234	144,365,956	(140,030,323)	58,362,756	13,321,823	53,234,164	16,481,009	15,510,796

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(69,431,156)	(53,027,170)	(133,414,770)	(117,699,495)	(74,450,791)	(58,433,035)	(135,693,477)	(105,858,980)	(5,647,101)	(28,395,062)	(20,132,585)	(14,189,706)
	Advisor Class†	(821)	—	(664)	—	(905)	—	(1,843)	—	(31)	—	(479)	—
	Premier Class	(602,793)	(372,761)	(1,035,444)	(833,649)	(569,116)	(362,794)	(3,447,203)	(1,645,085)	(19,026)	(128,746)	(165,411)	(138,055)
	Retirement Class	(5,970,518)	(6,038,552)	(2,156,959)	(1,623,299)	(5,522,149)	(4,762,183)	(13,867,648)	(15,122,805)	(232,503)	(3,144,802)	(1,390,951)	(1,474,098)
	Retail Class	(1,867,282)	(1,535,743)	(370,560)	(295,476)	(7,140,185)	(6,307,224)	(29,429,749)	(27,083,483)	(111,992)	(2,553,308)	(1,934,409)	(1,599,622)
From realized gains:	Institutional Class	(32,160,808)	(19,178,230)	(9,271,135)	(4,690,932)	(27,564,247)	(29,395,527)	—	(22,338,186)	—	(1,507,954)	(74,344)	(937,790)
	Advisor Class†	(121)	—	(16)	—	(117)	—	—	—	—	—	(1)	—
	Premier Class	(274,659)	(132,811)	(75,200)	(39,876)	(238,396)	(177,060)	—	(358,445)	—	(7,260)	(692)	(10,524)
	Retirement Class	(2,844,286)	(1,998,147)	(169,073)	(73,227)	(2,277,980)	(2,336,901)	—	(2,751,857)	—	(150,234)	(5,946)	(84,170)
	Retail Class	(921,153)	(578,057)	(30,259)	(14,250)	(3,057,484)	(3,229,885)	—	(7,263,883)	—	(138,854)	(8,466)	(128,978)
Total distributions		(114,073,597)	(82,861,471)	(146,524,080)	(125,270,204)	(120,821,370)	(105,004,609)	(182,439,920)	(182,422,724)	(6,010,653)	(36,026,220)	(23,713,284)	(18,562,943)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	652,746,688	939,897,081	1,342,867,185	1,545,632,582	673,180,618	871,124,862	888,584,590	1,000,803,242	475,249,131	543,449,891	328,894,566	475,552,173
	Advisor Class†	100,032	—	100,000	—	100,042	—	100,000	—	100,000	—	100,022	—
	Premier Class	13,382,168	4,861,637	10,029,094	19,283,515	12,698,577	7,942,067	68,778,854	11,587,731	3,814,798	2,088,066	6,089,336	5,500,873
	Retirement Class	19,024,492	42,274,610	38,755,961	35,313,708	35,713,637	29,294,818	37,445,368	85,950,764	66,681,478	31,735,443	17,687,695	38,553,090
	Retail Class	13,162,309	15,383,535	6,622,834	6,267,728	20,400,450	23,095,930	205,593,185	476,874,257	8,354,076	11,863,545	12,574,223	20,532,598
Reinvestments of distributions:	Institutional Class	41,566,056	26,435,844	117,579,053	103,697,357	38,886,265	37,310,518	70,557,269	73,846,187	3,895,420	23,159,414	12,293,339	9,223,984
	Advisor Class†	—	—	—	—	—	—	—	—	—	—	1	—
	Premier Class	874,862	504,036	1,100,084	873,330	807,512	537,761	3,394,458	2,003,530	18,895	134,887	165,899	147,370
	Retirement Class	8,814,419	8,032,604	2,323,130	1,696,545	7,800,024	7,099,084	13,866,573	17,855,167	232,503	3,291,617	1,396,882	1,546,352
	Retail Class	2,675,200	2,020,598	377,893	292,145	9,371,858	8,725,779	28,234,646	32,780,710	106,756	2,567,587	1,875,035	1,650,430
Redemptions:	Institutional Class	(420,233,549)	(399,153,118)	(1,047,917,697)	(1,063,470,309)	(719,905,779)	(225,403,958)	(623,943,819)	(627,109,021)	(296,322,958)	(339,016,850)	(223,955,656)	(249,643,928)
	Premier Class	(3,358,133)	(4,168,249)	(7,199,081)	(3,589,931)	(3,181,651)	(3,824,954)	(26,573,334)	(9,603,006)	(967,288)	(2,181,006)	(4,601,848)	(7,494,462)
	Retirement Class	(55,280,985)	(141,144,243)	(16,570,110)	(16,964,375)	(40,598,578)	(33,434,539)	(23,955,480)	(249,767,256)	(17,227,002)	(61,411,527)	(22,031,721)	(145,972,059)
	Retail Class	(13,629,425)	(14,839,818)	(3,720,584)	(2,833,084)	(28,840,712)	(27,747,562)	(277,852,765)	(538,739,197)	(21,920,335)	(26,945,811)	(27,216,303)	(39,134,780)
Net increase (decrease) from shareholder transactions		259,844,134	480,104,517	444,347,762	626,199,211	6,432,263	694,719,806	364,229,545	276,483,108	222,015,474	188,735,256	103,271,470	110,461,641
Net increase (decrease) in net assets		206,532,616	541,729,586	418,549,426	808,390,211	(71,620,873)	734,081,153	41,759,302	152,423,140	229,326,644	205,943,200	96,039,195	107,409,494

NET ASSETS
Beginning of period		2,866,824,171	2,325,094,585	5,891,885,843	5,083,495,632	3,010,466,114	2,276,384,961	2,975,687,262	2,823,264,122	2,026,633,498	1,820,690,298	1,433,522,867	1,326,113,373
End of period		$3,073,356,787	$2,866,824,171	$6,310,435,269	$5,891,885,843	$2,938,845,241	$3,010,466,114	$3,017,446,564	$2,975,687,262	$2,255,960,142	$2,026,633,498	$1,529,562,062	$1,433,522,867
Undistributed net investment income (loss) included in net assets		$(2,215,528)	$(185,531)	$(322,988)	$(238,084)	$(1,567,567)	$322,060	$(271,138)	$(278,863)	$(3,178,390)	$(26,402,710)	$(981,881)	$(56,860)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	62,509,769	89,025,094	123,876,558	142,286,637	64,062,156	81,287,589	94,557,578	98,334,325	42,118,082	46,955,284	31,816,484	45,697,674
	Advisor Class†	9,769	—	9,301	—	9,737	—	11,295	—	8,976	—	9,716	—
	Premier Class	1,294,730	459,989	924,763	1,777,425	1,219,051	742,483	7,264,533	1,148,372	339,433	180,722	589,183	528,252
	Retirement Class	1,788,953	3,942,614	3,562,087	3,241,839	3,381,028	2,735,852	3,960,144	8,330,935	5,853,267	2,720,790	1,708,926	3,696,678
	Retail Class	1,243,828	1,434,990	610,567	576,108	1,938,281	2,153,559	21,262,093	46,898,682	755,842	1,047,418	1,214,993	1,971,328
Shares reinvested:	Institutional Class	4,030,859	2,508,455	10,839,562	9,512,632	3,749,896	3,513,586	7,589,812	7,390,208	347,805	2,000,676	1,189,190	886,863
	Premier Class	84,309	47,695	101,397	80,041	77,485	50,360	368,289	199,109	1,692	11,667	16,034	14,152
	Retirement Class	834,511	747,234	214,054	155,517	746,539	663,810	1,488,896	1,765,292	20,612	281,636	134,977	148,397
	Retail Class	253,599	188,124	34,822	26,773	896,796	815,734	3,009,016	3,248,930	9,767	226,732	181,257	158,506
Shares redeemed:	Institutional Class	(40,387,123)	(37,627,204)	(96,833,757)	(97,713,189)	(68,603,132)	(21,020,152)	(68,909,754)	(61,373,859)	(26,216,383)	(29,278,880)	(21,676,916)	(24,009,396)
	Premier Class	(324,406)	(395,289)	(664,267)	(328,313)	(303,337)	(356,756)	(2,901,763)	(944,358)	(85,867)	(188,519)	(445,214)	(720,695)
	Retirement Class	(5,211,733)	(13,150,557)	(1,527,119)	(1,559,621)	(3,865,969)	(3,119,940)	(2,570,129)	(24,122,212)	(1,512,699)	(5,226,028)	(2,129,971)	(13,995,050)
	Retail Class	(1,288,688)	(1,383,150)	(342,667)	(260,633)	(2,747,897)	(2,588,855)	(29,795,326)	(53,420,492)	(1,984,801)	(2,390,879)	(2,629,166)	(3,758,904)
Net increase (decrease) from shareholder transactions		24,838,377	45,797,995	40,805,301	57,795,216	560,634	64,877,270	35,334,684	27,454,932	19,655,726	16,340,619	9,979,493	10,617,805
†	Advisor Class commenced operations on December 4, 2015.

52	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	53

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Short-Term Bond Index Fund	Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		March 31, 2016*	March 31, 2016	March 31, 2015	March 31, 2016	March 31, 2015	March 31, 2016	March 31, 2015

OPERATIONS
Net investment income (loss)		$489,256	$13,567,296	$4,575,233	$6,161,799	$6,612,764	$282,838	$—
Net realized gain (loss) on total investments		(112,953)	(537,155)	5,486,062	1,457,369	10,462,058	(25)	(233)
Net change in unrealized appreciation (depreciation) on total investments		300,020	(1,608,163)	7,173,851	295,966	3,066,044	—	—
Net increase (decrease) in net assets from operations		676,323	11,421,978	17,235,146	7,915,134	20,140,866	282,813	(233)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(469,894)	(8,210,972)	(3,309,337)	(964,298)	(682,797)	(282,815)	—
	Advisor Class†	(227)	(750)	—	(593)	—	(23)	—
	Premier Class	(4,453)	(379,652)	(62,983)	—	—	—	—
	Retirement Class	(10,136)	(3,780,907)	(783,972)	—	—	—	—
	Retail Class	(4,546)	(1,200,011)	(419,948)	(5,196,988)	(5,929,948)	—	—
From realized gains:	Institutional Class	(3,519)	(1,280,186)	(2,417,620)	(762,122)	(414,894)	—	—
	Advisor Class†	—	(39)	—	(147)	—	—	—
	Premier Class	(33)	(81,004)	(45,887)	—	—	—	—
	Retirement Class	(77)	(747,971)	(720,227)	—	—	—	—
	Retail Class	(49)	(220,901)	(471,601)	(4,326,182)	(3,046,648)	—	—
Total distributions		(492,934)	(15,902,393)	(8,231,575)	(11,250,330)	(10,074,287)	(282,838)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	122,779,179	210,126,324	191,540,201	17,032,179	38,046,557	175,044,547	179,352,811
	Advisor Class†	100,000	100,000	—	100,004	—	100,000	—
	Premier Class	1,000,000	27,918,521	3,163,866	—	—	27,311,638	5,666,823
	Retirement Class	5,098,690	124,743,859	92,683,756	—	—	112,214,492	56,401,250
	Retail Class	1,842,421	42,799,030	47,692,130	23,173,369	31,106,064	166,382,490	165,905,702
Reinvestments of distributions:	Institutional Class	2,970	8,166,493	5,421,959	1,224,632	752,333	280,228	—
	Advisor Class†	1	—	—	—	—	6	—
	Premier Class	—	202,274	108,867	—	—	—	—
	Retirement Class	6,348	4,513,789	1,504,215	—	—	—	—
	Retail Class	1,367	1,376,705	858,291	8,616,723	8,132,250	—	—
Redemptions:	Institutional Class	(16,784,968)	(114,442,643)	(12,296,314)	(11,668,897)	(5,542,737)	(152,666,146)	(208,578,172)
	Premier Class	—	(4,099,714)	(72,428)	—	—	(6,336,841)	(6,790,856)
	Retirement Class	(148,937)	(5,178,962)	(2,201,996)	—	—	(106,507,621)	(58,340,116)
	Retail Class	(107,039)	(17,151,162)	(9,636,266)	(38,683,506)	(70,171,051)	(187,426,228)	(215,530,303)
Net increase (decrease) from shareholder transactions		113,790,032	279,074,514	318,766,281	(205,496)	2,323,416	28,396,565	(81,912,861)
Net increase (decrease) in net assets		113,973,421	274,594,099	327,769,852	(3,540,692)	12,389,995	28,396,540	(81,913,094)

NET ASSETS
Beginning of period		—	428,907,440	101,137,588	349,794,908	337,404,913	775,190,276	857,103,370
End of period		$113,973,421	$703,501,539	$428,907,440	$346,254,216	$349,794,908	$803,586,816	$775,190,276
Undistributed net investment income (loss) included in net assets		$(106)	$(6,582)	$(1,449)	$10,623	$10,949	$(16,478)	$(16,817)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	12,262,162	20,491,091	18,567,017	1,591,926	3,558,499	175,044,547	179,352,811
	Advisor Class†	10,039	9,839	—	9,405	—	100,000	—
	Premier Class	100,000	2,727,186	306,844	—	—	27,311,638	5,666,823
	Retirement Class	510,212	12,140,614	8,984,036	—	—	112,214,492	56,401,250
	Retail Class	184,245	4,169,698	4,618,626	2,162,074	2,888,908	166,382,490	165,905,702
Shares reinvested:	Institutional Class	297	796,592	525,210	114,789	69,701	280,228	—
	Advisor Class†	—	—	—	—	—	6	—
	Premier Class	—	19,738	10,548	—	—	—	—
	Retirement Class	635	440,482	145,488	—	—	—	—
	Retail Class	137	134,373	83,119	806,855	753,911	—	—
Shares redeemed:	Institutional Class	(1,680,023)	(11,184,573)	(1,190,055)	(1,090,940)	(514,074)	(152,666,146)	(208,578,172)
	Premier Class	—	(402,123)	(7,048)	—	—	(6,336,841)	(6,790,856)
	Retirement Class	(14,891)	(505,224)	(217,720)	—	—	(106,507,621)	(58,340,116)
	Retail Class	(10,736)	(1,674,798)	(930,249)	(3,610,976)	(6,540,953)	(187,426,228)	(215,530,303)
Net increase (decrease) from shareholder transactions		11,362,077	27,162,895	30,895,816	(16,867)	215,992	28,396,565	(81,912,861)

* For the period August 7, 2015 to March 31, 2016.

† Advisor Class commenced operations on December 4, 2015.

54	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	55

Financial highlights

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations																						Portfolio
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the													turnover rate
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio	excluding
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover	mortgage
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate	dollar rolls

BOND FUND												BOND FUND
Institutional Class:	3/31/16		$10.65	$0.28		$(0.07)	$0.21	$(0.28)	$(0.13)	$(0.41)	$10.45	Institutional Class:	3/31/16		2.05%		$2,729,221		0.31%		0.31%		2.72%		309%	166%
	3/31/15		10.40	0.24		0.33	0.57	(0.24)	(0.08)	(0.32)	10.65		3/31/15		5.59		2,501,853		0.31		0.31		2.32		328	162
	3/31/14		10.64	0.26		(0.16)	0.10	(0.26)	(0.08)	(0.34)	10.40		3/31/14		0.96		1,882,776		0.32		0.32		2.46		307	156
	3/31/13		10.59	0.27		0.34	0.61	(0.27)	(0.29)	(0.56)	10.64		3/31/13		5.77		1,951,905		0.32		0.32		2.50		358	196
	3/31/12		10.36	0.29		0.50	0.79	(0.29)	(0.27)	(0.56)	10.59		3/31/12		7.81		1,759,983		0.33		0.33		2.78		402	140
Advisor Class:	3/31/16	‡	10.39	0.09		0.20	0.29	(0.09)	(0.13)	(0.22)	10.46	Advisor Class:	3/31/16	‡	2.71	be	102		0.53	[c]	0.46	[c]	2.78	[c]	309	166
Premier Class:	3/31/16		10.66	0.27		(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46	Premier Class:	3/31/16		1.89		30,009		0.46		0.46		2.59		309	166
	3/31/15		10.41	0.23		0.33	0.56	(0.23)	(0.08)	(0.31)	10.66		3/31/15		5.43		19,336		0.47		0.47		2.17		328	162
	3/31/14		10.64	0.24		(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41		3/31/14		0.90		17,715		0.47		0.47		2.30		307	156
	3/31/13		10.59	0.26		0.33	0.59	(0.25)	(0.29)	(0.54)	10.64		3/31/13		5.61		21,595		0.47		0.47		2.35		358	196
	3/31/12		10.37	0.28		0.49	0.77	(0.28)	(0.27)	(0.55)	10.59		3/31/12		7.54		33,425		0.48		0.48		2.63		402	140
Retirement Class:	3/31/16		10.84	0.26		(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64	Retirement Class:	3/31/16		1.80		234,458		0.56		0.56		2.45		309	166
	3/31/15		10.59	0.22		0.33	0.55	(0.22)	(0.08)	(0.30)	10.84		3/31/15		5.27		266,855		0.56		0.56		2.06		328	162
	3/31/14		10.83	0.23		(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59		3/31/14		0.73		350,208		0.57		0.57		2.21		307	156
	3/31/13		10.77	0.25		0.35	0.60	(0.25)	(0.29)	(0.54)	10.83		3/31/13		5.55		354,693		0.57		0.57		2.25		358	196
	3/31/12		10.54	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)	10.77		3/31/12		7.45		327,833		0.58		0.58		2.53		402	140
Retail Class:	3/31/16		10.83	0.26		(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63	Retail Class:	3/31/16		1.75		79,566		0.62		0.62		2.41		309	166
	3/31/15		10.58	0.22		0.32	0.54	(0.21)	(0.08)	(0.29)	10.83		3/31/15		5.21		78,781		0.62		0.62		2.01		328	162
	3/31/14		10.81	0.23		(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58		3/31/14		0.75		74,396		0.63		0.63		2.13		307	156
	3/31/13		10.76	0.24		0.34	0.58	(0.24)	(0.29)	(0.53)	10.81		3/31/13		5.39		90,667		0.63		0.63		2.19		358	196
	3/31/12		10.53	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)	10.76		3/31/12		7.44		76,117		0.60		0.60		2.50		402	140

BOND INDEX FUND												BOND INDEX FUND
Institutional Class:	3/31/16		11.03	0.25		(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98	Institutional Class:	3/31/16		1.99		6,115,247		0.12		0.12		2.28		22	—
	3/31/15		10.67	0.24		0.37	0.61	(0.24)	(0.01)	(0.25)	11.03		3/31/15		5.73		5,727,975		0.12		0.12		2.18		20	—
	3/31/14		10.93	0.21		(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67		3/31/14		(0.39)		4,964,509		0.12		0.12		1.98		23	—
	3/31/13		10.77	0.20		0.18	0.38	(0.21)	(0.01)	(0.22)	10.93		3/31/13		3.51		4,174,241		0.14		0.13		1.85		22	—
	3/31/12		10.25	0.26		0.52	0.78	(0.26)	—	(0.26)	10.77		3/31/12		7.69		2,908,947		0.15		0.13		2.42		23	—
Advisor Class:	3/31/16	‡	10.77	0.08		0.23	0.31	(0.08)	(0.02)	(0.10)	10.98	Advisor Class:	3/31/16	‡	2.84	bf	102		0.34	[c]	0.27	[c]	2.23	[c]	22	—
Premier Class:	3/31/16		11.03	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98	Premier Class:	3/31/16		1.84		52,687		0.27		0.27		2.13		22	—
	3/31/15		10.67	0.22		0.37	0.59	(0.22)	(0.01)	(0.23)	11.03		3/31/15		5.58		48,961		0.27		0.27		2.04		20	—
	3/31/14		10.93	0.19		(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67		3/31/14		(0.54)		31,048		0.27		0.27		1.82		23	—
	3/31/13		10.77	0.19		0.17	0.36	(0.19)	(0.01)	(0.20)	10.93		3/31/13		3.36		27,364		0.29		0.28		1.70		22	—
	3/31/12		10.25	0.24		0.53	0.77	(0.25)	—	(0.25)	10.77		3/31/12		7.53		11,577		0.30		0.28		2.22		23	—
Retirement Class:	3/31/16		11.04	0.22		(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98	Retirement Class:	3/31/16		1.64		120,858		0.37		0.37		2.03		22	—
	3/31/15		10.68	0.21		0.37	0.58	(0.21)	(0.01)	(0.22)	11.04		3/31/15		5.47		96,643		0.37		0.37		1.93		20	—
	3/31/14		10.93	0.18		(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68		3/31/14		(0.55)		73,881		0.37		0.37		1.72		23	—
	3/31/13		10.77	0.18		0.17	0.35	(0.18)	(0.01)	(0.19)	10.93		3/31/13		3.25		65,143		0.38		0.38		1.60		22	—
	3/31/12		10.26	0.23		0.52	0.75	(0.24)	—	(0.24)	10.77		3/31/12		7.32		40,874		0.40		0.38		2.11		23	—
Retail Class:	3/31/16		11.04	0.21		(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98	Retail Class:	3/31/16		1.55		21,540		0.46		0.46		1.94		22	—
	3/31/15		10.68	0.20		0.37	0.57	(0.20)	(0.01)	(0.21)	11.04		3/31/15		5.38		18,307		0.45		0.45		1.85		20	—
	3/31/14		10.93	0.17		(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68		3/31/14		(0.65)		14,058		0.49		0.48		1.61		23	—
	3/31/13		10.77	0.17		0.17	0.34	(0.17)	(0.01)	(0.18)	10.93		3/31/13		3.15		14,344		0.50		0.48		1.52		22	—
	3/31/12		10.26	0.22		0.52	0.74	(0.23)	—	(0.23)	10.77		3/31/12		7.22		12,737		0.49		0.48		2.08		23	—

56	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	57

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations																						Portfolio
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the													turnover rate
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio	excluding
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover	mortgage
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate	dollar rolls

BOND PLUS FUND												BOND PLUS FUND
Institutional Class:	3/31/16		$10.75	$0.32		$(0.16)	$0.16	$(0.32)	$(0.12)	$(0.44)	$10.47	Institutional Class:	3/31/16		1.56%		$2,449,009		0.31%		0.31%		3.05%		293%	172%
	3/31/15		10.58	0.29		0.30	0.59	(0.29)	(0.13)	(0.42)	10.75		3/31/15		5.66		2,522,232		0.32		0.32		2.71		285	133
	3/31/14		10.78	0.28		(0.16)	0.12	(0.28)	(0.04)	(0.32)	10.58		3/31/14		1.20		1,807,530		0.33		0.33		2.70		290	97
	3/31/13		10.56	0.33		0.37	0.70	(0.33)	(0.15)	(0.48)	10.78		3/31/13		6.69		846,872		0.34		0.34		3.05		268	108
	3/31/12		10.16	0.38		0.41	0.79	(0.38)	(0.01)	(0.39)	10.56		3/31/12		7.91		718,619		0.35		0.35		3.62		221	105
Advisor Class:	3/31/16	‡	10.45	0.10		0.15	0.25	(0.10)	(0.12)	(0.22)	10.48	Advisor Class:	3/31/16	‡	2.46	bg	102		0.53	[c]	0.46	[c]	3.06	[c]	293	172
Premier Class:	3/31/16		10.75	0.30		(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47	Premier Class:	3/31/16		1.41		26,983		0.46		0.46		2.92		293	172
	3/31/15		10.58	0.27		0.30	0.57	(0.27)	(0.13)	(0.40)	10.75		3/31/15		5.60		17,022		0.47		0.47		2.57		285	133
	3/31/14		10.78	0.27		(0.16)	0.11	(0.27)	(0.04)	(0.31)	10.58		3/31/14		0.95		12,140		0.48		0.48		2.51		290	97
	3/31/13		10.56	0.31		0.37	0.68	(0.31)	(0.15)	(0.46)	10.78		3/31/13		6.53		16,773		0.49		0.49		2.89		268	108
	3/31/12		10.16	0.36		0.41	0.77	(0.36)	(0.01)	(0.37)	10.56		3/31/12		7.75		12,334		0.50		0.50		3.45		221	105
Retirement Class:	3/31/16		10.76	0.29		(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49	Retirement Class:	3/31/16		1.41		198,216		0.56		0.56		2.80		293	172
	3/31/15		10.59	0.26		0.30	0.56	(0.26)	(0.13)	(0.39)	10.76		3/31/15		5.39		200,632		0.57		0.57		2.46		285	133
	3/31/14		10.80	0.26		(0.17)	0.09	(0.26)	(0.04)	(0.30)	10.59		3/31/14		0.86		194,476		0.58		0.58		2.44		290	97
	3/31/13		10.57	0.30		0.38	0.68	(0.30)	(0.15)	(0.45)	10.80		3/31/13		6.52		151,447		0.59		0.59		2.79		268	108
	3/31/12		10.17	0.35		0.41	0.76	(0.35)	(0.01)	(0.36)	10.57		3/31/12		7.64		95,480		0.60		0.60		3.36		221	105
Retail Class:	3/31/16		10.77	0.29		(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49	Retail Class:	3/31/16		1.25		264,536		0.63		0.63		2.73		293	172
	3/31/15		10.60	0.26		0.29	0.55	(0.25)	(0.13)	(0.38)	10.77		3/31/15		5.31		270,579		0.64		0.64		2.39		285	133
	3/31/14		10.80	0.25		(0.16)	0.09	(0.25)	(0.04)	(0.29)	10.60		3/31/14		0.86		262,239		0.67		0.67		2.34		290	97
	3/31/13		10.58	0.29		0.37	0.66	(0.29)	(0.15)	(0.44)	10.80		3/31/13		6.32		288,131		0.68		0.68		2.71		268	108
	3/31/12		10.18	0.35		0.41	0.76	(0.35)	(0.01)	(0.36)	10.58		3/31/12		7.59		275,663		0.64		0.64		3.33		221	105

HIGH-YIELD FUND												HIGH-YIELD FUND
Institutional Class:	3/31/16		9.94	0.55		(0.92)	(0.37)	(0.55)	—	(0.55)	9.02	Institutional Class:	3/31/16		(3.84)		2,253,957		0.36		0.36		5.86		50	—
	3/31/15		10.38	0.55		(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94		3/31/15		2.33		2,154,591		0.36		0.36		5.41		71	—
	3/31/14		10.51	0.57		0.11	0.68	(0.57)	(0.24)	(0.81)	10.38		3/31/14		6.78		1,790,122		0.37		0.37		5.51		69	—
	3/31/13		9.97	0.61		0.57	1.18	(0.61)	(0.03)	(0.64)	10.51		3/31/13		12.21		1,493,399		0.38		0.38		5.96		83	—
	3/31/12		9.99	0.68		(0.02)	0.66	(0.68)	—	(0.68)	9.97		3/31/12		6.91		889,869		0.39		0.39		6.90		62	—
Advisor Class:	3/31/16	‡	9.17	0.18		(0.16)	0.02	(0.18)	—	(0.18)	9.01	Advisor Class:	3/31/16	‡	0.23	bh	102		0.58	[c]	0.51	[c]	6.31	[c]	50	—
Premier Class:	3/31/16		9.94	0.53		(0.91)	(0.38)	(0.54)	—	(0.54)	9.02	Premier Class:	3/31/16		(3.87)		73,106		0.51		0.51		5.80		50	—
	3/31/15		10.39	0.54		(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94		3/31/15		2.08		33,545		0.51		0.51		5.26		71	—
	3/31/14		10.51	0.55		0.13	0.68	(0.56)	(0.24)	(0.80)	10.39		3/31/14		6.72		30,851		0.52		0.52		5.36		69	—
	3/31/13		9.97	0.59		0.58	1.17	(0.60)	(0.03)	(0.63)	10.51		3/31/13		12.05		32,381		0.53		0.53		5.80		83	—
	3/31/12		9.99	0.66		(0.02)	0.64	(0.66)	—	(0.66)	9.97		3/31/12		6.75		20,842		0.54		0.54		6.74		62	—
Retirement Class:	3/31/16		9.94	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.02	Retirement Class:	3/31/16		(3.97)		248,713		0.61		0.61		5.61		50	—
	3/31/15		10.38	0.52		(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94		3/31/15		2.08		245,574		0.61		0.61		5.10		71	—
	3/31/14		10.51	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.38		3/31/14		6.51		402,054		0.62		0.62		5.26		69	—
	3/31/13		9.96	0.58		0.59	1.17	(0.59)	(0.03)	(0.62)	10.51		3/31/13		12.05		300,278		0.63		0.63		5.72		83	—
	3/31/12		9.99	0.65		(0.03)	0.62	(0.65)	—	(0.65)	9.96		3/31/12		6.54		202,282		0.64		0.64		6.65		62	—
Retail Class:	3/31/16		9.98	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.06	Retail Class:	3/31/16		(4.06)		441,569		0.63		0.63		5.55		50	—
	3/31/15		10.43	0.52		(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98		3/31/15		1.97		541,978		0.64		0.64		5.11		71	—
	3/31/14		10.56	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.43		3/31/14		6.48		600,237		0.65		0.65		5.23		69	—
	3/31/13		10.01	0.58		0.58	1.16	(0.58)	(0.03)	(0.61)	10.56		3/31/13		11.98		437,147		0.67		0.67		5.67		83	—
	3/31/12		10.03	0.65		(0.02)	0.63	(0.65)	—	(0.65)	10.01		3/31/12		6.63		249,119		0.66		0.66		6.62		62	—

58	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	59

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year		Total return		end of period	)	Gross		Net		Net investment	)	turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended				(in thousands		expenses		expenses		income (loss		rate

INFLATION-LINKED BOND FUND												INFLATION-LINKED BOND FUND
Institutional Class:	3/31/16		$ 11.52	$ 0.16		$(0.11)	$ 0.05	$(0.04)	$ —	$(0.04)	$ 11.53	Institutional Class:	3/31/16		0.41%		$1,903,233		0.27%		0.27%		1.45%		27%
	3/31/15		11.41	0.02		0.31	0.33	(0.21)	(0.01)	(0.22)	11.52		3/31/15		2.92		1,713,985		0.26		0.26		0.16		17
	3/31/14		12.40	0.20		(1.01)	(0.81)	(0.17)	(0.01)	(0.18)	11.41		3/31/14		(6.55)		1,472,700		0.27		0.27		1.68		10
	3/31/13		12.07	0.21		0.43	0.64	(0.25)	(0.06)	(0.31)	12.40		3/31/13		5.28		1,428,566		0.27		0.27		1.72		14
	3/31/12		11.16	0.36		0.95	1.31	(0.39)	(0.01)	(0.40)	12.07		3/31/12		11.92		1,174,406		0.28		0.28		3.07		13
Advisor Class:	3/31/16	‡	11.24	(0.04)		0.37	0.33	(0.04)	—	(0.04)	11.53	Advisor Class:	3/31/16	‡	2.90	bi	103		0.48	[c]	0.42	[c]	(1.16)[c]		27
Premier Class:	3/31/16		11.49	0.12		(0.09)	0.03	(0.02)	—	(0.02)	11.50	Premier Class:	3/31/16		0.31		10,486		0.42		0.42		1.10		27
	3/31/15		11.39	0.01		0.30	0.31	(0.20)	(0.01)	(0.21)	11.49		3/31/15		2.76		7,545		0.42		0.42		0.08		17
	3/31/14		12.38	0.22		(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39		3/31/14		(6.72)		7,433		0.42		0.42		1.90		10
	3/31/13		12.06	0.24		0.38	0.62	(0.24)	(0.06)	(0.30)	12.38		3/31/13		5.12		14,323		0.42		0.42		1.89		14
	3/31/12		11.15	0.37		0.92	1.29	(0.37)	(0.01)	(0.38)	12.06		3/31/12		11.77		18,303		0.43		0.43		3.13		13
Retirement Class:	3/31/16		11.60	0.14		(0.11)	0.03	(0.02)	—	(0.02)	11.61	Retirement Class:	3/31/16		0.22		217,000		0.52		0.52		1.20		27
	3/31/15		11.50	0.04		0.27	0.31	(0.20)	(0.01)	(0.21)	11.60		3/31/15		2.67		166,302		0.51		0.51		0.32		17
	3/31/14		12.50	0.18		(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50		3/31/14		(6.82)		190,395		0.52		0.52		1.54		10
	3/31/13		12.18	0.19		0.42	0.61	(0.23)	(0.06)	(0.29)	12.50		3/31/13		5.02		220,926		0.52		0.52		1.48		14
	3/31/12		11.25	0.36		0.94	1.30	(0.36)	(0.01)	(0.37)	12.18		3/31/12		11.73		191,083		0.53		0.53		3.01		13
Retail Class:	3/31/16		11.24	0.14		(0.12)	0.02	(0.01)	—	(0.01)	11.25	Retail Class:	3/31/16		0.18		125,137		0.58		0.58		1.27		27
	3/31/15		11.16	0.01		0.27	0.28	(0.19)	(0.01)	(0.20)	11.24		3/31/15		2.55		138,801		0.57		0.57		0.08		17
	3/31/14		12.13	0.18		(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16		3/31/14		(6.85)		150,162		0.59		0.59		1.55		10
	3/31/13		11.84	0.17		0.41	0.58	(0.23)	(0.06)	(0.29)	12.13		3/31/13		4.90		220,169		0.58		0.58		1.43		14
	3/31/12		10.95	0.34		0.92	1.26	(0.36)	(0.01)	(0.37)	11.84		3/31/12		11.68		201,227		0.55		0.55		2.91		13

SHORT-TERM BOND FUND												SHORT-TERM BOND FUND
Institutional Class:	3/31/16		10.39	0.17		(0.05)	0.12	(0.17)	(0.00)[d]	(0.17)	10.34	Institutional Class:	3/31/16		1.18		1,282,105		0.27		0.27		1.66		93
	3/31/15		10.41	0.13		(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39		3/31/15		1.18		1,170,805		0.27		0.27		1.28		114
	3/31/14		10.52	0.15		(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41		3/31/14		0.56		938,244		0.28		0.28		1.42		112
	3/31/13		10.40	0.16		0.13	0.29	(0.16)	(0.01)	(0.17)	10.52		3/31/13		2.82		646,931		0.29		0.29		1.52		78
	3/31/12		10.30	0.20		0.16	0.36	(0.20)	(0.06)	(0.26)	10.40		3/31/12		3.53		431,936		0.31		0.30		1.90		146
Advisor Class:	3/31/16	‡	10.31	0.05		0.02	0.07	(0.05)	(0.00)[d]	(0.05)	10.33	Advisor Class:	3/31/16	‡	0.72	bj	100		0.50	[c]	0.43	[c]	1.62	[c]	93
Premier Class:	3/31/16		10.40	0.16		(0.05)	0.11	(0.16)	(0.00)[d]	(0.16)	10.35	Premier Class:	3/31/16		1.03		11,709		0.42		0.42		1.51		93
	3/31/15		10.42	0.12		(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40		3/31/15		1.02		10,103		0.42		0.42		1.13		114
	3/31/14		10.53	0.13		(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42		3/31/14		0.41		11,982		0.43		0.43		1.27		112
	3/31/13		10.41	0.15		0.13	0.28	(0.15)	(0.01)	(0.16)	10.53		3/31/13		2.67		16,257		0.44		0.44		1.42		78
	3/31/12		10.31	0.18		0.16	0.34	(0.18)	(0.06)	(0.24)	10.41		3/31/12		3.37		21,211		0.45		0.45		1.75		146
Retirement Class:	3/31/16		10.40	0.15		(0.05)	0.10	(0.15)	(0.00)[d]	(0.15)	10.35	Retirement Class:	3/31/16		0.93		97,057		0.52		0.52		1.41		93
	3/31/15		10.42	0.11		(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40		3/31/15		0.92		100,515		0.52		0.52		1.04		114
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42		3/31/14		0.31		206,496		0.53		0.53		1.18		112
	3/31/13		10.41	0.13		0.14	0.27	(0.14)	(0.01)	(0.15)	10.53		3/31/13		2.56		334,477		0.54		0.54		1.26		78
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)	(0.23)	10.41		3/31/12		3.27		188,614		0.55		0.55		1.65		146
Retail Class:	3/31/16		10.40	0.14		(0.06)	0.08	(0.14)	(0.00)[d]	(0.14)	10.34	Retail Class:	3/31/16		0.78		138,591		0.58		0.58		1.35		93
	3/31/15		10.42	0.10		(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40		3/31/15		0.87		152,100		0.58		0.58		0.98		114
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42		3/31/14		0.25		169,391		0.60		0.60		1.10		112
	3/31/13		10.41	0.13		0.13	0.26	(0.13)	(0.01)	(0.14)	10.53		3/31/13		2.50		184,637		0.60		0.60		1.22		78
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)	(0.23)	10.41		3/31/12		3.24		166,750		0.58		0.57		1.64		146

60	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	61

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year		beginning	income	(loss) on total	investment	investment	realized	and	end of		or year				end of period	Gross		Net		Net investment		turnover
	ended		of period	(loss)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

SHORT-TERM BOND INDEX FUND											SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/2016	^	$10.00	$0.05	$0.03	$0.08	$(0.05)	$(0.00)[d]	$(0.05)	$10.03	Institutional Class:	3/31/2016	^	0.85%[b]		$106,153	0.45%[c]		0.12%[c]		0.85%[c]		53%[b]
Advisor Class:	3/31/2016	‡	9.97	0.02	0.06	0.08	(0.02)	(0.00)[d]	(0.02)	10.03	Advisor Class:	3/31/2016	‡	0.85	bk	101	0.67	[c]	0.27	[c]	0.77	[c]	53	[b]
Premier Class:	3/31/2016	^	10.00	0.04	0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03	Premier Class:	3/31/2016	^	0.75	[b]	1,003	0.84	[c]	0.27	[c]	0.69	[c]	53	[b]
Retirement Class:	3/31/2016	^	10.00	0.04	0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03	Retirement Class:	3/31/2016	^	0.69	[b]	4,975	0.80	[c]	0.37	[c]	0.63	[c]	53	[b]
Retail Class:	3/31/2016	^	10.00	0.03	0.03	0.06	(0.03)	(0.00)[d]	(0.03)	10.03	Retail Class:	3/31/2016	^	0.62	[b]	1,742	1.02	[c]	0.47	[c]	0.50	[c]	53	[b]

SOCIAL CHOICE BOND FUND											SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/2016		10.45	0.26	(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32	Institutional Class:	3/31/2016		1.64		377,577	0.41		0.40		2.50		107
	3/31/2015		9.98	0.21	0.60	0.81	(0.21)	(0.13)	(0.34)	10.45		3/31/2015		8.19		276,997	0.45		0.40		2.08		459
	3/31/2014		10.03	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	9.98		3/31/2014		1.33		85,771	0.59		0.40		1.76		393
	3/31/2013	*	10.00	0.06	0.08	0.14	(0.06)	(0.05)	(0.11)	10.03		3/31/2013	*	1.41	[b]	50,034	1.29	[c]	0.40	[c]	1.18	[c]	186	[b]
Advisor Class:	3/31/2016	‡	10.20	0.08	0.16	0.24	(0.08)	(0.04)	(0.12)	10.32	Advisor Class:	3/31/2016	‡	2.40	bl	102	0.63	[c]	0.55	[c]	2.53	[c]	107
Premier Class:	3/31/2016		10.45	0.25	(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31	Premier Class:	3/31/2016		1.39		29,475	0.56		0.55		2.43		107
	3/31/2015		9.98	0.20	0.60	0.80	(0.20)	(0.13)	(0.33)	10.45		3/31/2015		8.03		5,359	0.61		0.55		1.93		459
	3/31/2014		10.03	0.16	(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98		3/31/2014		1.18		2,019	0.75		0.55		1.64		393
	3/31/2013	*	10.00	0.05	0.08	0.13	(0.05)	(0.05)	(0.10)	10.03		3/31/2013	*	1.33	[b]	1,013	1.78	[c]	0.55	[c]	1.02	[c]	186	[b]
Retirement Class:	3/31/2016		10.45	0.23	(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32	Retirement Class:	3/31/2016		1.39		223,415	0.66		0.65		2.28		107
	3/31/2015		9.98	0.19	0.60	0.79	(0.19)	(0.13)	(0.32)	10.45		3/31/2015		7.93		100,119	0.70		0.65		1.87		459
	3/31/2014		10.03	0.16	(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98		3/31/2014		1.08		6,631	0.85		0.65		1.56		393
	3/31/2013	*	10.00	0.05	0.08	0.13	(0.05)	(0.05)	(0.10)	10.03		3/31/2013	*	1.28	[b]	2,152	1.77	[c]	0.65	[c]	0.97	[c]	186	[b]
Retail Class:	3/31/2016		10.45	0.23	(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31	Retail Class:	3/31/2016		1.26		72,933	0.69		0.68		2.23		107
	3/31/2015		9.98	0.19	0.59	0.78	(0.18)	(0.13)	(0.31)	10.45		3/31/2015		7.99		46,434	0.73		0.68		1.83		459
	3/31/2014		10.03	0.14	(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98		3/31/2014		0.89		6,717	0.92		0.74		1.45		393
	3/31/2013	*	10.00	0.05	0.07	0.12	(0.04)	(0.05)	(0.09)	10.03		3/31/2013	*	1.22	[b]	2,755	1.94	[c]	0.75	[c]	0.88	[c]	186	[b]

TAX-EXEMPT BOND FUND											TAX-EXEMPT BOND FUND
Institutional Class:	3/31/2016		10.82	0.22	0.06	0.28	(0.22)	(0.16)	(0.38)	10.72	Institutional Class:	3/31/2016		2.60		49,799	0.36		0.35		2.03		110
	3/31/2015		10.51	0.24	0.41	0.65	(0.23)	(0.11)	(0.34)	10.82		3/31/2015		6.27		43,616	0.35		0.35		2.19		155
	3/31/2014		11.08	0.25	(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51		3/31/2014		(2.33)		9,626	0.35		0.35		2.33		155
	3/31/2013		10.86	0.32	0.30	0.62	(0.32)	(0.08)	(0.40)	11.08		3/31/2013		5.74		10,155	0.35		0.35		2.89		49
	3/31/2012		10.06	0.34	0.80	1.14	(0.34)	—	(0.34)	10.86		3/31/2012		11.46		9,508	0.38		0.35		3.21		59
Advisor Class:	3/31/2016	‡	10.75	0.07	0.13	0.20	(0.07)	(0.16)	(0.23)	10.72	Advisor Class:	3/31/2016	‡	1.85	bm	101	0.58	[c]	0.50	[c]	2.00	[c]	110
Retail Class:	3/31/2016		10.84	0.19	0.05	0.24	(0.19)	(0.16)	(0.35)	10.73	Retail Class:	3/31/2016		2.22		296,355	0.63		0.63		1.75		110
	3/31/2015		10.52	0.20	0.43	0.63	(0.20)	(0.11)	(0.31)	10.84		3/31/2015		6.07		306,179	0.63		0.63		1.90		155
	3/31/2014		11.10	0.22	(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52		3/31/2014		(2.69)		327,779	0.63		0.63		2.06		155
	3/31/2013		10.88	0.29	0.30	0.59	(0.29)	(0.08)	(0.37)	11.10		3/31/2013		5.44		397,445	0.63		0.63		2.61		49
	3/31/2012		10.07	0.32	0.81	1.13	(0.32)	—	(0.32)	10.88		3/31/2012		11.30		341,517	0.62		0.59		2.96		59

62	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	63

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data																Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from			Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from		Net	Net		dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment		investment	realized		and	end of		or year				end of period	Gross		Net		Net investment		turnover
	ended		of period	(loss)[a]		investments	operations		income	gains		distributions	period		ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

MONEY MARKET FUND														MONEY MARKET FUND
Institutional Class:	3/31/2016		$1.00	$0.00	[d]	$ —	$0.00	[d]	$(0.00)[d]	$ —		$(0.00)[d]	$1.00	Institutional Class:	3/31/2016		0.09%		$339,325	0.14%		0.14%		0.09%		—%
	3/31/2015		1.00	—		—	—		—	—		—	1.00		3/31/2015		0.00		316,667	0.14		0.12		0.00		—
	3/31/2014		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	1.00		3/31/2014		0.01		345,892	0.13		0.13		0.01		—
	3/31/2013		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/2013		0.05		293,090	0.14		0.14		0.05		—
	3/31/2012		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/2012		0.03		469,588	0.13		0.13		0.03		—
Advisor Class:	3/31/2016	‡	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00	Advisor Class:	3/31/2016	‡	0.02	bn	100	0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	3/31/2016		1.00	—		—	—		—	—		—	1.00	Premier Class:	3/31/2016		0.00		25,222	0.29		0.24		0.00		—
	3/31/2015		1.00	—		—	—		—	—		—	1.00		3/31/2015		0.00		4,247	0.29		0.12		0.00		—
	3/31/2014		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/2014		0.00		5,371	0.28		0.14		0.00		—
	3/31/2013		1.00	—		—	—		—	—		—	1.00		3/31/2013		0.00		8,929	0.29		0.19		0.00		—
	3/31/2012		1.00	—		—	—		—	—		—	1.00		3/31/2012		0.00		6,706	0.28		0.16		0.00		—
Retirement Class:	3/31/2016		1.00	—		—	—		—	—		—	1.00	Retirement Class:	3/31/2016		0.00		94,131	0.39		0.23		0.00		—
	3/31/2015		1.00	—		—	—		—	—		—	1.00		3/31/2015		0.00		88,424	0.39		0.12		0.00		—
	3/31/2014		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/2014		0.00		90,363	0.38		0.14		0.00		—
	3/31/2013		1.00	—		—	—		—	—		—	1.00		3/31/2013		0.00		73,609	0.39		0.19		0.00		—
	3/31/2012		1.00	—		—	—		—	—		—	1.00		3/31/2012		0.00		80,690	0.39		0.16		0.00		—
Retail Class:	3/31/2016		1.00	—		—	—		—	—		—	1.00	Retail Class:	3/31/2016		0.00		344,809	0.48		0.22		0.00		—
	3/31/2015		1.00	—		—	—		—	—		—	1.00		3/31/2015		0.00		365,853	0.48		0.12		0.00		—
	3/31/2014		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/2014		0.00		415,477	0.50		0.14		0.00		—
	3/31/2013		1.00	—		—	—		—	—		—	1.00		3/31/2013		0.00		429,522	0.51		0.19		0.00		—
	3/31/2012		1.00	—		—	—		—	—		—	1.00		3/31/2012		0.00		486,370	0.44		0.16		0.00		—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 2.00%.
[f]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 1.94%.
[g]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 1.61%.
[h]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (3.88)%.
[i]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.40%.
[j]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 1.04%.
[k]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.80%.
[l]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 1.59%.
[m]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 2.55%.
[n]	The annual performance for the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.04%.
*	The Fund commenced operations on September 21, 2012.
^	The Fund commenced operations on August 7, 2015.
‡	Advisor Class commenced operations on December 4, 2015.

64	2016 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2016 Annual Report	65

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Short-Term Bond Index Fund commenced operations on August 7, 2015.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2016, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, deflation adjustments on Treasury Inflation-Protected Securities, and income generated from swaps were identified and

66	2016 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In May 2015, the FASB issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize, within the fair value hierarchy, all investments for which the fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Funds early adopted the ASU for this annual report. The adoption of the ASU did not have a material impact on the Funds’ financial statements and notes disclosures.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and the impact to the Fund’s financial statements and related disclosures. As a result of these amendments, the Board has approved the conversion of the Money Market Fund to a “government money market fund.” The conversion will be effective on or before October 14, 2016.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –quoted prices in active markets for identical securities
•	Level 2 –other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of March 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Annual Report	67

Notes to financial statements

investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2016, there were no material transfers between levels by the Funds.

As of March 31, 2016, 100% of the value of investments in the Bond Index Fund, the Inflation-Linked Bond Fund, the Short-Term Bond Index Fund, the Tax-Exempt Bond Fund and the Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$43,247,105	$933,799	$44,180,904
Corporate bonds	—	1,202,730,308	—	1,202,730,308
Government bonds	—	1,113,797,454	—	1,113,797,454
Structured assets	—	603,331,866	2,395,826	605,727,692
Short-term investments	—	315,249,991	—	315,249,991
Total	$—	$3,278,356,724	$3,329,625	$3,281,686,349
Bond Plus
Bank loan obligations	$—	$149,858,822	$4,336,883	$154,195,705
Corporate bonds	—	1,158,148,775	—	1,158,148,775
Government bonds	—	1,137,683,810	—	1,137,683,810
Structured assets	—	429,045,829	3,108,778	432,154,607
Short-term investments	—	277,103,660	—	277,103,660
Total	$—	$3,151,840,896	$7,445,661	$3,159,286,557
High-Yield
Bank loan obligations	$—	$320,642,653	$21,986,482	$342,629,135
Corporate bonds	—	2,510,273,379	—	2,510,273,379
Short-term investments	—	122,967,094	—	122,967,094
Total	$—	$2,953,883,126	$21,986,482	$2,975,869,608
Short-Term Bond
Bank loan obligations	$—	$55,693,402	$—	$55,693,402
Corporate bonds	—	579,507,100	—	579,507,100
Government bonds	—	342,418,329	—	342,418,329
Structured assets	—	488,915,646	5,199,508	494,115,154
Short-term investments	—	52,498,294	—	52,498,294
Futures*	(364,268)	—	—	(364,268)
Total	$(364,268)	$1,519,032,771	$5,199,508	$1,523,868,011
Social Choice Bond
Bank loan obligations	$—	$6,426,615	$—	$6,426,615
Corporate bonds	—	237,469,214	—	237,469,214
Government bonds	—	338,927,576	—	338,927,576
Structured assets	—	86,436,316	5,432,922	91,869,238
Preferred stocks	265,537	—	—	265,537
Short-term investments	—	21,297,225	—	21,297,225
Total	$265,537	$690,556,946	$5,432,922	$696,255,405

*	Derivative instruments are not reflected in the Summary portfolio of investments.

68	2016 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At March 31, 2016, the Short-Term Bond Fund has invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Short-Term Bond Fund
Interest rate contracts			Futures*	$(364,268)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended March 31, 2016, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation)
Bond Plus Fund
Credit contracts	Swap transactions	$392,746	$83,684
High-Yield Fund
Credit contracts	Swap transactions	(1,241,613)	(174,955)
Inflation-Linked Bond Fund
Interest rate contracts	Futures transactions	(183,514)	—
Short-Term Bond Fund
Interest rate contracts	Futures transactions	(1,984,632)	429,415

Futures contracts: The Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended March 31, 2016, the Inflation-Linked Bond Fund and the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 5% of net assets.

At March 31, 2016, the Short-Term Bond Fund held the following open futures contracts:

	Number of	Settlement	Expiration	Unrealized
	contracts	value	date	gain (loss )
US 5 Year Note (CBT)	350	$(42,407,422)	6/30/2016	$(290,663)
US 10 Year Note (CBT)	55	(7,171,484)	6/21/2016	(73,605)
Total	405	$(49,578,906)		$(364,268)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Annual Report	69

Notes to financial statements

changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2016, the Bond Plus Fund and the High-Yield Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 2% of net assets.

There were no open credit default swap contracts outstanding as of March 31, 2016.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to

Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of Service Agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2016, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

		Investment
	Investment	management
	management	fee—effective	Service
	fee range	rate	agreement fee	Distribution fee		Maximum expense amounts‡
			Retirement	Premier	Retail	Institutional	Advisor	Premier	Retirement	Retail
Fund			Class	Class	Class	Class	Class	Class	Class	Class
Bond*	0.26%–0.30%	0.29%	0.25%	0.15%	0.25%	0.35%	0.50%	0.50%	0.60%	0.70%
Bond Index	0.10	0.10	0.25	0.15	0.25	0.13	0.28	0.28	0.38	0.48
Bond Plus*	0.26–0.30	0.29	0.25	0.15	0.25	0.35	0.50	0.50	0.60	0.70
High-Yield*	0.31–0.35	0.34	0.25	0.15	0.25	0.40	0.55	0.55	0.65	0.75
Inflation-Linked Bond*	0.21–0.25	0.24	0.25	0.15	0.25	0.30	0.45	0.45	0.55	0.65
Short-Term Bond*	0.21–0.25	0.25	0.25	0.15	0.25	0.30	0.45	0.45	0.55	0.65
Short-Term Bond Index	0.07	0.07	0.25	0.15	0.25	0.12	0.27	0.27	0.37	0.47
Social Choice Bond*	0.31–0.35	0.35	0.25	0.15	0.25	0.40	0.55	0.55	0.65	0.75
Tax-Exempt Bond*	0.26–0.30	0.30	—	—	0.25	0.35	0.50	—	—	0.70
Money Market	0.10	0.10	0.25	0.15	0.25	0.15	0.30	0.30	0.40	0.50

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements for the Institutional Class, Premier Class, Retirement Class and Retail Class will continue through at least July 31, 2016, and the Advisor Class through at least December 3, 2016. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2016, the Funds engaged in the following security transactions with affiliated entities:

			Realized
Fund	Purchases	Sales	gain/loss
Bond	$1,736,665	$—	$—
Bond Plus	1,470,391	3,016,438	(435,431)
High-Yield	—	8,288,399	(378,949)

As of March 31, 2016, TIAA, an affiliate, was invested in the Short-Term Bond Index Fund and the Social Choice Bond fund. In addition, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

During the period ended March 31, 2016, TIAA received total proceeds of $8,500,000 and $54,584,790 from redemptions from the Short-Term Bond Index Fund and the Social Choice Bond Fund, respectively.

70	2016 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of March 31, 2016:

			TIAA-CREF		TIAA-CREF
		TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Bond	—%	75%	—%	1%	—%	1%	77%
Bond Index	—	—	19	—	—	1	20
Bond Plus	—	61	—	4	10	2	77
High-Yield	—	24	—	—	—	1	25
Inflation-Linked Bond	—	19	4	—	—	—	23
Short-Term Bond	—	28	—	3	—	2	33
Short-Term Bond Index	12	—	83	—	—	—	95
Money Market	—	—	—	—	—	1	1

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of March 31, 2016, four 529 Plans owned 17%, 16%, 7% and 6%, respectively, of the Bond Index Fund, three 529 Plans owned 13%, 11% and 6%, respectively, of the Inflation-Linked Bond Fund, three 529 Plans owned 9%, 7% and 6%, respectively, of the Short-Term Bond Fund, and one 529 Plan owned 11% of the Money Market Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At March 31, 2016, the Funds had no unfunded loan commitments. Unfunded loan commitments are marked-to-market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

Net unrealized appreciation (depreciation): At March 31, 2016, net unrealized appreciation (depreciation) based on the

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Annual Report	71

Notes to financial statements

aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

				Net
		Gross	Gross	unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation )
Bond	$3,257,029,146	$54,776,364	$(30,119,161)	$24,657,203
Bond Index	6,208,454,216	178,158,504	(20,189,036)	157,969,468
Bond Plus	3,159,769,888	50,521,297	(51,004,628)	(483,331)
High-Yield	3,222,410,068	43,074,060	(289,614,520)	(246,540,460)
Inflation-Linked Bond	2,153,587,419	91,320,776	(6,351,202)	84,969,574
Short-Term Bond	1,525,435,786	6,327,734	(7,531,241)	(1,203,507)
Short-Term Bond Index	113,257,226	342,529	(42,529)	300,000
Social Choice Bond	690,966,612	10,309,522	(5,020,729)	5,288,793
Tax-Exempt Bond	319,219,747	9,991,560	(270,710)	9,720,850

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended March 31, 2016 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales
Bond	$1,310,434,971	$7,738,541,932	$1,078,004,126	$7,624,662,282
Bond Index	530,717,984	1,558,113,349	350,464,342	957,395,306
Bond Plus	1,417,088,551	7,067,789,140	1,394,105,661	6,903,637,028
High-Yield	1,833,648,034	—	1,438,135,303	—
Inflation-Linked Bond	6,000,000	751,557,338	56,296	538,678,445
Short-Term Bond	722,504,705	769,225,151	553,985,834	785,285,538
Short-Term Bond Index	44,587,732	115,784,928	4,560,249	42,265,473
Social Choice Bond	483,994,572	389,606,647	247,387,422	343,168,563
Tax-Exempt Bond	369,239,969	—	394,291,838	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended March 31, 2016 and March 31, 2015 was as follows:

	3/31/2016			3/31/2015
	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total
Bond	$104,849,094	$9,224,503	$114,073,597	$78,881,480	$ 3,979,991	$82,861,471
Bond Index	138,891,543	7,632,537	146,524,080	122,444,246	2,825,958	125,270,204
Bond Plus	109,123,177	11,698,193	120,821,370	93,594,356	11,410,253	105,004,609
High-Yield	182,439,920	—	182,439,920	154,015,359	28,407,365	182,422,724
Inflation-Linked Bond	6,010,653	—	6,010,653	34,488,997	1,537,223	36,026,220
Short-Term Bond	23,635,377	77,907	23,713,284	18,063,196	499,747	18,562,943
Short-Term Bond Index	492,934	—	492,934	—	—	—
Social Choice Bond	15,773,034	129,359	15,902,393	8,231,575	—	8,231,575
Tax-Exempt Bond *	8,950,772	2,299,558	11,250,330	8,269,497	1,804,790	10,074,287
Money Market	282,838	—	282,838	—	—	—

* Includes ordinary income which will not be taxable for federal income tax purposes in 2016 and 2015 of $6,158,474 and $6,610,678, respectively.

As of March 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed
	(overdistributed)	(overdistributed	)	Unrealized	Capital
	ordinary	long-term		appreciation	loss	Late-year
Fund	income	capital gains		(depreciation )	carryover	loss deferrals	Total
Bond	$15,596,170	$ —		$24,663,170	$—	$(3,604,871)	$36,654,469
Bond Index	2,240,401	—		157,969,470	—	(7,606,713)	152,603,158
Bond Plus	5,804,899	—		(472,610)	—	(2,883,518)	2,448,771
High-Yield	5,330,338	—		(246,540,460)	(19,838,092)	(72,280,127)	(333,328,341)
Inflation-Linked Bond	—	—		84,969,570	(1,510,377)	(10,222,712)	73,236,481
Short-Term Bond	(763,152)	(175)		(1,203,509)	(769,086)	(1,008,159)	(3,744,081)
Short-Term Bond Index	84,376	—		300,000	—	(115,407)	268,969
Social Choice Bond	119,850	—		5,288,793	—	(581,747)	4,826,896
Tax-Exempt Bond	89,540	1,396,192		9,720,849	—	—	11,206,581
Money Market	—	—		—	(258)	—	(258)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of straddle losses, the tax deferral of deflationary adjustments associated with Treasury Inflation-Protected Securities, and the treatment of short term gain as ordinary income for tax purposes.

At March 31, 2016, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration
Fund	No expiration	Total
High-Yield	$19,838,092	$19,838,092
Inflation-Linked Bond	1,510,377	1,510,377
Short-Term Bond	769,086	769,086
Money Market	258	258

72	2016 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

concluded

Note 7—line of credit

Each of the Funds, except the Short-Term Bond Index Fund and the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2016, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Annual Report	73

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund (ten of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at March 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland
May 25, 2016

74	2016 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  March 31, 2016

Trustees

		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length		Fund Complex
Name, Address and	Held with	of Time		Overseen
Year of Birth (“YOB”)	Fund	Served	Principal Occupation(s) During Past 5 Years	by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	85	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	85	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	85	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	85	Director, D2D Fund.
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	85	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	85	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P.Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	85	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Annual Report	75

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  March 31, 2016

Trustees — concluded

		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length		Fund Complex
Name, Address and	Held with	of Time		Overseen
Year of Birth (“YOB”)	Fund	Served	Principal Occupation(s) During Past 5 Years	by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (since 2015), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (since 2015), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	85	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	85	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Term of
Office and
	Position(s)	Length
Name, Address and	Held with	of Time
Year of Birth (“YOB”)	Fund	Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Institutional Investment and Endowment Services of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President, Chief Executive Officer, TIAA Global Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.

76	2016 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

concluded

Officers — concluded

Term of
Office and
	Position(s)	Length
Name, Address and	Held with	of Time
Year of Birth (“YOB”)	Fund	Served	Principal Occupation(s) During Past 5 Years
J. Keith Morgan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Chief Executive Officer, Individual Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800 223-1200.

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Annual Report	77

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to each series covered by this Report other than the Short-Term Bond Index Fund (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs (as applicable). Broadridge also compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized and the Board reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for each Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding each Fund’s performance and the Board considered that the evaluation of TAI’s services to the Funds is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI

78	2016 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for each

Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Funds. It also considered TAI’s compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Annual Report	79

Renewal of investment management agreement (unaudited)

concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund and recognized the entrepreneurial risk TAI assumes. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to many of the Funds under the Agreement for the one-year period ended December 31, 2015, and expected this trend to continue. However, with respect to the Tax-Exempt Bond Fund, there was no current expectation for TAI to earn a profit in the foreseeable future and, with respect to the Money Market Fund, TAI would not earn a profit until the U.S. Federal Reserve undertakes additional interest rate increases. For the Money Market Fund, this was due to ongoing management fee waivers and other waivers by TAI and its affiliates necessary to maintain a yield of at least 0.00% in each class of the Fund. The Board recognized the effect on TAI’s profitability of the March 1, 2015 amendment of the Agreement for the actively-managed Funds with management fee rates that included contractual “breakpoints” (that is, the asset levels at which additional Fund assets would cause management fee rates to be lower) to permanently decrease the levels of assets needed to reach breakpoints, to further reduce fees at each breakpoint and to add a breakpoint at the $8 billion level. With respect to those Funds for which the Agreement was profitable to TAI in 2015, the Board concluded that those profits were reasonable in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee breakpoints on many actively-managed Funds (which were profitable to TAI) would have a material effect on their fees. In this connection, the Board considered TAI’s representation that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliate, TIAA-CREF Investment Management, LLC, provide similar investment management services to other investment companies, foreign funds (UCITs) and separately managed accounts that may have similar investment strategies as certain of the Funds. In the future, TAI may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies, UCITs and the other accounts that are managed using similar investment strategies. They also considered TAI’s disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products, funds of funds and 529 education savings plans.

80	2016 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2015 under the Agreement.

Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.290% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and in the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 1st, 2nd, 3rd and 5th quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and actual management fees were ranked second out of the five funds within its Expense Group. The Fund’s total expenses and actual management fees were in the 2nd quintile of its Expense Universe.

•	The Fund was ranked 1st out of the five funds within its Performance Group for the one-year period, ranked 3rd out of the five funds within its Performance Group for the three-year period and ranked 1st out of the four funds within its Performance Group for the five-year period. The Fund was in the 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	For the three-year period, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Barclays U.S. Aggregate Bond Index, was -1 basis point. One basis point is equal to 0.01%.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Bond Plus Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.291% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and in the 1st and 2nd quintiles, respectively, of its Expense Universe.
•	The Fund was in the 1st, 3rd and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 2nd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

High-Yield Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.340% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 4th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.244% of average daily net assets.

TIAA-CREF Funds: Fixed Income Funds ■ 2016 Annual Report	81

Renewal of investment management agreement	(unaudited)	concluded

•	The Fund’s total expenses and actual management fees were in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 2nd, 1st and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Fund

•	The Fund’s annual contractual management fee rate is 0.25% of average daily net assets with breakpoints. At year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.247% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 3rd and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 2nd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Bond Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. At year-end asset levels, the Fund had not reached any of its management fee breakpoints.
•	The Fund’s total expenses and actual management fees were in the 1st and 2nd quintiles, respectively, of both its Expense Group and its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate is 0.30% of average daily net assets with breakpoints. At year-end asset levels, the Fund had not reached any of its advisory fee breakpoints.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 4th and 2nd quintiles of both its Performance Group and Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 3rd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	Since July 2009, TAI and its affiliates have waived or reimbursed over $9 million in Fund fees or expenses across all share classes to maintain a yield of at least 0.00%.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

Important tax information (unaudited)

For the year ended March 31, 2016, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Bond	$9,224,503
Bond Index	7,632,537
Bond Plus	11,698,193
High-Yield	—
Inflation-Linked Bond	—
Short-Term Bond	77,907
Short-Term Bond Index	—
Social Choice Bond	129,359
Tax-Exempt Bond	2,299,558
Money Market	—

The Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2016 and the year ended March 31, 2015, totaling $11,250,330 and $10,074,287, of which $6,158,474 and $6,610,678, respectively, was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2016, which will be reported in conjunction with your 2016 Form 1099-DIV.

By early 2017, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

82	2016 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended March 31, 2015 and March 31, 2016, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $455,310 and $503,350, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2015 and March 31, 2016, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2015 and March 31, 2016, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2015 and March 31, 2016, PwC’s aggregate fees for tax services billed to the Registrant were $121,100 and $134,500, respectively.

For the fiscal years ended March 31, 2015 and March 31, 2016, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2015 and March 31, 2016, PwC’s aggregate fees for all other services billed to the Registrant were $6,047 and $4,500, respectively.

For the fiscal years ended March 31, 2015 and March 31, 2016, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2015 and March 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2015 and March 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2015 and March 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2015 and March 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2015 and March 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2015 and March 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2015 and March 31, 2016, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $393,375 and $340,720, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.4%

AUTOMOBILES & COMPONENTS - 0.1%
$444,375	i	Dealer Tire LLC	5.500%	12/22/21	$443,264
1,698,920	i	Gates Global LLC	4.250	07/05/21	1,600,179
		TOTAL AUTOMOBILES & COMPONENTS			2,043,443

CAPITAL GOODS - 0.0%
248,750	i	CHI Overhead Doors, Inc	4.750	07/31/22	245,019
298,747	i	Plaze, Inc	5.250	07/29/22	296,506
		TOTAL CAPITAL GOODS			541,525

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
725,813	i	Creative Artists Agency LLC	5.500	12/17/21	723,998
748,125	i	XPO Logistics, Inc	5.500	11/01/21	749,995
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,473,993

CONSUMER DURABLES & APPAREL - 0.0%
498,671	i	Academy Ltd	5.000	07/01/22	473,657
824,185	i	Otter Products LLC	5.750	06/03/20	708,799
		TOTAL CONSUMER DURABLES & APPAREL			1,182,456

CONSUMER SERVICES - 0.2%
900,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	873,000
895,500	i	Knowledge Universe Education LLC	6.000	08/13/22	883,187
2,560,793	i	Spin Holdco, Inc	4.250	11/14/19	2,491,011
648,332	i	Sterling Midco Holdings, Inc	5.750	06/20/22	633,206
		TOTAL CONSUMER SERVICES			4,880,404

DIVERSIFIED FINANCIALS - 0.0%
234,042	i	TransFirst, Inc	6.250	11/12/21	233,749
884,211	i	TransUnion LLC	3.500	04/09/21	874,926
		TOTAL DIVERSIFIED FINANCIALS			1,108,675

ENERGY - 0.1%
748,077	i	Dynegy, Inc	4.000	04/23/20	733,736
41,303	i	Granite Acquisition, Inc	5.000	12/19/21	39,031
926,964	i	Granite Acquisition, Inc	5.000	12/19/21	875,981
		TOTAL ENERGY			1,648,748

FOOD & STAPLES RETAILING - 0.0%
1,188,000	i	Albertson’s Holdings LLC	5.500	08/25/21	1,188,594
		TOTAL FOOD & STAPLES RETAILING			1,188,594

FOOD, BEVERAGE & TOBACCO - 0.0%
253,725	i	Hostess Brands LLC	4.500	08/03/22	253,725
1

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$164,029	i	Post Holdings, Inc	3.750%	06/02/21	$164,205
		TOTAL FOOD, BEVERAGE & TOBACCO			417,930

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
1,205,840	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,207,348
550,000	i	Greatbatch Ltd	5.250	10/14/22	549,142
1,964,736	i	HCA, Inc	3.381	05/01/18	1,963,851
1,964,824	i	Kinetic Concepts, Inc	4.500	05/04/18	1,953,153
525,000	i	Vizient, Inc	6.250	02/13/23	528,061
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,201,555

INSURANCE - 0.1%
1,291,830	i	Acrisure LLC	6.500	05/19/22	1,265,994
746,242	i	Asurion LLC	5.000	05/24/19	735,049
		TOTAL INSURANCE			2,001,043

MATERIALS - 0.2%
713,321	i	Berry Plastics Group, Inc	4.000	10/03/22	712,964
992,438	i	Eco Services Operations LLC	4.750	12/04/21	962,664
225,000	i	GCP Applied Technologies, Inc	5.250	02/03/22	225,000
1,180,000	i	Signode Industrial Group US, Inc	3.750	05/01/21	1,144,600
360,000	i	Solenis International LP	7.750	07/29/22	300,780
1,964,646	i	Tronox Pigments BV	4.500	03/19/20	1,813,369
		TOTAL MATERIALS			5,159,377

MEDIA - 0.1%
895,500	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	848,486
494,412	i	CSC Holdings LLC	2.933	04/17/20	493,794
700,000	i	Neptune Finco Corp	5.000	10/09/22	699,888
1,708,788	i	Univision Communications, Inc	4.000	03/01/20	1,689,923
504,991	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	500,385
		TOTAL MEDIA			4,232,476

REAL ESTATE - 0.1%
1,987,506	i	DTZ US Borrower LLC	4.250	11/04/21	1,967,631
		TOTAL REAL ESTATE			1,967,631

RETAILING - 0.0%
400,000	i	CNT Holdings III Corp	5.250	01/22/23	400,000
997,487	i	PetSmart, Inc	4.250	03/11/22	992,749
200,000	i	Staples Escrow LLC	4.750	02/02/22	199,694
		TOTAL RETAILING			1,592,443

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
2,000,000	h	Avago Technologies Cayman Finance Ltd	4.250	02/01/23	1,988,860
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,988,860

SOFTWARE & SERVICES - 0.1%
1,400,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	630,000
915,980	i	IMS Health, Inc	3.500	03/17/21	913,122
728,535	i	Mitchell International, Inc	4.500	10/13/20	701,215
2

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$666,549	i	ProQuest LLC	5.750%	10/24/21	$643,219
152,517	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	152,732
1,052,160	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	1,053,644
		TOTAL SOFTWARE & SERVICES			4,093,932

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,119,375	i	CommScope, Inc	3.828	12/29/22	1,116,924
916,097	i	Sensata Technologies BV	3.000	10/14/21	912,093
426,545	i	Zebra Technologies Corp	4.750	10/27/21	428,802
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,457,819

		TOTAL BANK LOAN OBLIGATIONS			44,180,904
		(Cost $45,486,325)

BONDS - 95.1%

CORPORATE BONDS - 39.2%

AUTOMOBILES & COMPONENTS - 0.2%
1,125,000		Delphi Automotive plc	3.150	11/19/20	1,149,050
675,000	g	Gates Global LLC	6.000	07/15/22	577,125
1,700,000		General Motors Co	6.600	04/01/36	1,871,044
1,200,000		General Motors Co	6.750	04/01/46	1,364,460
1,750,000		Magna International, Inc	3.625	06/15/24	1,755,337
150,000	g	ZF North America Capital, Inc	4.000	04/29/20	151,875
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	153,000
150,000	g	ZF North America Capital, Inc	4.750	04/29/25	149,250
		TOTAL AUTOMOBILES & COMPONENTS			7,171,141

BANKS - 5.8%
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,000,100
1,500,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,510,500
700,000		Bancolombia S.A.	5.950	06/03/21	756,875
840,000	g	Bank Nederlandse Gemeenten NV	2.375	03/16/26	848,492
1,690,000		Bank of America Corp	5.300	03/15/17	1,749,028
1,125,000		Bank of America Corp	6.000	09/01/17	1,189,054
4,150,000		Bank of America Corp	2.625	10/19/20	4,180,673
5,000,000		Bank of America Corp	4.000	01/22/25	5,009,675
2,100,000		Bank of America Corp	3.950	04/21/25	2,091,541
2,450,000		Bank of America Corp	3.875	08/01/25	2,549,029
1,750,000		Bank of America Corp	4.750	04/21/45	1,740,984
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,017,010
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,403,552
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,529,008
3,475,000		Barclays plc	2.750	11/08/19	3,451,405
3,350,000		Barclays plc	3.650	03/16/25	3,141,151
650,000		Branch Banking & Trust Co	2.300	10/15/18	661,479
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,568,120
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,076,562
2,050,000		Citigroup, Inc	1.300	11/15/16	2,052,677
2,275,000		Citigroup, Inc	3.300	04/27/25	2,281,723
7,775,000		Citigroup, Inc	4.450	09/29/27	7,827,512
3

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/09/22	$384,598
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,319,984
2,550,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	2,757,728
3,350,000		Cooperatieve Rabobank UA	2.500	01/19/21	3,387,972
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,270,732
850,000	g	Credit Agricole S.A.	2.750	06/10/20	863,540
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	1,009,492
2,325,000		Discover Bank	3.100	06/04/20	2,342,928
2,625,000		Fifth Third Bancorp	2.375	04/25/19	2,653,990
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,413,785
6,400,000		HSBC Holdings plc	3.400	03/08/21	6,532,070
1,275,000		HSBC Holdings plc	4.250	08/18/25	1,259,292
2,500,000		HSBC Holdings plc	4.300	03/08/26	2,578,150
1,000,000	g	Industrial & Commercial Bank of China Ltd	4.875	09/21/25	1,028,171
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,912,663
6,650,000		JPMorgan Chase & Co	3.300	04/01/26	6,705,607
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	720,150
2,945,000		KeyBank NA	2.500	12/15/19	2,983,653
3,275,000		KeyBank NA	2.250	03/16/20	3,277,951
4,000,000		KeyBank NA	3.300	06/01/25	4,100,568
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	908,653
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,544,053
2,950,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	3,012,968
2,900,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	3,016,200
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,038,568
2,000,000	g	PKO Finance AB	4.630	09/26/22	2,066,452
2,075,000		PNC Bank NA	2.200	01/28/19	2,106,748
2,425,000		PNC Bank NA	2.250	07/02/19	2,463,921
4,150,000		PNC Bank NA	2.600	07/21/20	4,242,852
1,750,000		PNC Bank NA	2.700	11/01/22	1,738,404
3,050,000		PNC Bank NA	2.950	01/30/23	3,073,549
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,578,289
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,001,917
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,232,270
3,350,000		Royal Bank of Canada	2.500	01/19/21	3,422,129
400,000	g	Shinhan Bank	3.875	03/24/26	404,803
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,635,417
825,000	g	Societe Generale S.A.	4.750	11/24/25	816,823
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,039,396
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,720,703
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	944,197
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,700,490
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,055,666
3,350,000		Toronto-Dominion Bank	2.500	12/14/20	3,418,910
4,725,000		Toronto-Dominion Bank	2.125	04/07/21	4,716,968
850,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	862,759
525,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	523,031
400,000	g	Turkiye Is Bankasi	3.750	10/10/18	399,000
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,030,400
1,500,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,500,746
1,750,000		Union Bank NA	2.125	06/16/17	1,758,990
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,609,539
4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,135,000		US Bank NA	2.800%	01/27/25	$4,220,743
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,184,222
1,800,000	g	Zenith Bank plc	6.250	04/22/19	1,625,976
		TOTAL BANKS			177,754,926

CAPITAL GOODS - 0.8%
2,775,000		Caterpillar Financial Services Corp	3.250	12/01/24	2,891,622
675,000		Eaton Corp	4.000	11/02/32	683,118
700,000		Embraer Netherlands Finance BV	5.050	06/15/25	615,125
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,035,000
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,921,194
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	540,814
2,025,000		John Deere Capital Corp	2.550	01/08/21	2,077,008
2,075,000		Lockheed Martin Corp	2.500	11/23/20	2,126,244
1,275,000		Lockheed Martin Corp	3.550	01/15/26	1,349,623
200,000	g	Manitowoc Foodservice, Inc	9.500	02/15/24	218,000
654,240	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	143,933
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,264,773
1,275,000		Rockwell Automation, Inc	2.875	03/01/25	1,294,131
725,000	g	Schaeffler Finance BV	4.750	05/15/21	743,125
2,290,000	g	Stena AB	7.000	02/01/24	1,897,838
950,000		Textron, Inc	3.875	03/01/25	957,923
2,775,000		Timken Co	3.875	09/01/24	2,725,008
2,645,000	g	TSMC Global Ltd	1.625	04/03/18	2,630,267
		TOTAL CAPITAL GOODS			25,114,746

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,636,562
110,000		21st Century Fox America, Inc	7.625	11/30/28	149,277
85,000		21st Century Fox America, Inc	6.550	03/15/33	101,997
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,656,221
250,000		ADT Corp	6.250	10/15/21	251,250
225,000		AECOM	5.750	10/15/22	233,437
575,000		AECOM	5.875	10/15/24	595,125
1,425,000		Air Lease Corp	3.875	04/01/21	1,448,156
375,000	g	Clean Harbors, Inc	5.125	06/01/21	379,219
2,050,000	g	Daimler Finance North America LLC	3.300	05/19/25	2,091,256
7,000,000		Fluor Corp	3.500	12/15/24	7,263,200
1,495,000		Republic Services, Inc	3.800	05/15/18	1,559,070
2,400,000		Republic Services, Inc	3.550	06/01/22	2,534,222
1,700,000		Republic Services, Inc	3.200	03/15/25	1,709,761
650,000		United Rentals North America, Inc	5.500	07/15/25	641,875
3,350,000		Visa, Inc	2.200	12/14/20	3,434,708
2,250,000		Visa, Inc	3.150	12/14/25	2,349,808
1,500,000		Waste Management, Inc	2.600	09/01/16	1,509,678
2,800,000		Waste Management, Inc	2.900	09/15/22	2,854,818
500,000		Waste Management, Inc	3.900	03/01/35	485,459
550,000		Waste Management, Inc	4.100	03/01/45	552,280
725,000	g	XPO Logistics, Inc	6.500	06/15/22	704,156
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			37,141,535
5

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.5%
$1,200,000		DR Horton, Inc	3.750%	03/01/19	$1,224,000
1,000,000		Lennar Corp	4.750	04/01/21	1,012,500
200,000		Masco Corp	3.500	04/01/21	201,500
1,900,000		Newell Rubbermaid, Inc	3.150	04/01/21	1,952,588
700,000		Newell Rubbermaid, Inc	3.900	11/01/25	695,620
3,100,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,242,290
1,925,000		Newell Rubbermaid, Inc	5.375	04/01/36	2,044,537
2,900,000		Newell Rubbermaid, Inc	5.500	04/01/46	3,139,552
100,000		PulteGroup, Inc	4.250	03/01/21	101,500
200,000		PulteGroup, Inc	5.500	03/01/26	205,750
1,100,000		PVH Corp	4.500	12/15/22	1,127,500
500,000		Whirlpool Corp	3.700	03/01/23	520,062
		TOTAL CONSUMER DURABLES & APPAREL			15,467,399

CONSUMER SERVICES - 0.3%
1,800,000	g	1011778 BC / New Red Fin	6.000	04/01/22	1,872,000
200,000	g	Boyd Gaming Corp	6.375	04/01/26	207,500
550,000	g	International Game Technology	5.625	02/15/20	570,625
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,884,415
1,500,000		Scientific Games Corp	8.125	09/15/18	1,267,500
600,000		Speedway Motorsports, Inc	5.125	02/01/23	615,000
3,350,000		Walt Disney Co	2.300	02/12/21	3,460,473
		TOTAL CONSUMER SERVICES			9,877,513

DIVERSIFIED FINANCIALS - 4.7%
750,000		Abbey National Treasury Services plc	4.000	04/27/16	751,523
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	621,000
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,592,854
2,700,000		American Express Credit Corp	2.250	08/15/19	2,734,212
2,450,000		American Express Credit Corp	2.375	05/26/20	2,487,260
7,750,000	g,i	Armor Re Ltd	4.278	12/15/16	7,680,250
580,000		Bank of New York Mellon Corp	5.450	05/15/19	645,104
2,575,000		Bank of New York Mellon Corp	2.500	04/15/21	2,627,056
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,603,439
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,872,087
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	960,000
625,000	g	Comcel Trust	6.875	02/06/24	584,375
1,475,000		Credit Suisse	2.300	05/28/19	1,489,274
2,575,000		Credit Suisse	3.000	10/29/21	2,627,901
1,525,000		Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	1,518,206
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,576,923
1,700,000		Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,620,008
1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,530,238
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,635,699
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,533,152
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	848,613
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,292,929
3,325,000		Ford Motor Credit Co LLC	3.157	08/04/20	3,393,079
4,100,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,194,128
3,325,000		Ford Motor Credit Co LLC	4.134	08/04/25	3,455,746
10,313,000	g	GE Capital International Funding Co	2.342	11/15/20	10,574,403
2,806,000	g	GE Capital International Funding Co	3.373	11/15/25	2,995,669
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$825,000	g	GE Capital International Funding Co	4.418%	11/15/35	$892,884
232,000		General Electric Capital Corp	6.875	01/10/39	336,609
1,210,000		General Motors Financial Co, Inc	3.500	07/10/19	1,241,005
750,000		General Motors Financial Co, Inc	3.200	07/13/20	748,616
5,725,000		General Motors Financial Co, Inc	4.200	03/01/21	5,915,757
360,000		General Motors Financial Co, Inc	4.375	09/25/21	372,248
2,700,000		General Motors Financial Co, Inc	5.250	03/01/26	2,833,439
2,075,000		Goldman Sachs Group, Inc	2.750	09/15/20	2,107,187
1,750,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,805,514
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,695,338
1,575,000		Goldman Sachs Group, Inc	4.250	10/21/25	1,600,956
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	627,533
1,910,000		Goldman Sachs Group, Inc	5.150	05/22/45	1,940,868
1,075,000		Goldman Sachs Group, Inc	4.750	10/21/45	1,123,935
1,100,000	g	Hyundai Capital America	2.600	03/19/20	1,100,761
1,000,000	g	ICICI Bank Ltd	4.000	03/18/26	1,004,954
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,061,500
350,000		Legg Mason, Inc	2.700	07/15/19	353,546
475,000		Legg Mason, Inc	3.950	07/15/24	472,050
250,000	g	Lincoln Finance Ltd	7.375	04/15/21	260,000
2,650,000		Morgan Stanley	1.875	01/05/18	2,658,711
2,250,000		Morgan Stanley	2.650	01/27/20	2,284,081
400,000		Morgan Stanley	3.750	02/25/23	416,907
5,475,000		Morgan Stanley	3.700	10/23/24	5,661,692
1,975,000		Morgan Stanley	4.000	07/23/25	2,066,040
1,050,000		Morgan Stanley	3.875	01/27/26	1,095,728
3,225,000		Morgan Stanley	4.350	09/08/26	3,320,360
2,000,000		Morgan Stanley	6.375	07/24/42	2,620,478
1,500,000	g	Nacional Financiera SNC	3.375	11/05/20	1,511,250
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	689,121
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,525,748
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,656,148
3,775,000	g	UBS Group Funding Jersey Ltd	4.125	04/15/26	3,774,302
850,000		Unilever Capital Corp	3.100	07/30/25	911,070
5,725,000		Wells Fargo & Co	2.500	03/04/21	5,800,083
1,680,000		Wells Fargo & Co	3.900	05/01/45	1,680,724
		TOTAL DIVERSIFIED FINANCIALS			143,612,271

ENERGY - 3.3%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,295,864
4,350,000		Anadarko Petroleum Corp	4.850	03/15/21	4,430,605
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,072,685
600,000		Apache Corp	4.750	04/15/43	538,716
300,000		Apache Corp	4.250	01/15/44	256,267
2,515,000		Ashland, Inc	3.875	04/15/18	2,599,881
500,000		Ashland, Inc	4.750	08/15/22	508,125
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,032,423
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,429,247
104,000		California Resources Corp	5.000	01/15/20	23,920
429,000	g	California Resources Corp	8.000	12/15/22	165,165
58,000		California Resources Corp	6.000	11/15/24	13,050
795,000		Calumet Specialty Products Partners LP	6.500	04/15/21	564,450
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,100,000		Chevron Corp	2.419%	11/17/20	$4,214,189
2,050,000		Cimarex Energy Co	4.375	06/01/24	2,019,277
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,837,500
800,000		Devon Energy Corp	5.000	06/15/45	597,236
500,000		Dynegy, Inc	6.750	11/01/19	497,500
1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,000,120
480,000		Enbridge Energy Partners LP	5.200	03/15/20	480,834
850,000		Enbridge Energy Partners LP	4.375	10/15/20	829,994
1,650,000		Enbridge Energy Partners LP	5.875	10/15/25	1,664,447
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,246,848
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,456,312
1,250,000		EOG Resources, Inc	4.150	01/15/26	1,296,166
675,000		EP Energy LLC	6.375	06/15/23	310,500
1,425,000		Exterran Partners LP	6.000	10/01/22	1,026,000
3,350,000		Exxon Mobil Corp	2.222	03/01/21	3,408,545
3,500,000		Exxon Mobil Corp	3.043	03/01/26	3,583,807
1,850,000		Exxon Mobil Corp	4.114	03/01/46	1,962,171
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,489,905
1,350,000	g	Indo Energy Finance II BV	6.375	01/24/23	580,805
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,171,500
518,000		Noble Energy, Inc	5.625	05/01/21	520,590
300,000		Noble Energy, Inc	3.900	11/15/24	282,739
350,000		Noble Energy, Inc	5.250	11/15/43	302,667
500,000		Noble Energy, Inc	5.050	11/15/44	425,960
3,395,000		Occidental Petroleum Corp	2.600	04/15/22	3,424,217
825,000		Occidental Petroleum Corp	3.500	06/15/25	845,259
1,715,000		Occidental Petroleum Corp	3.400	04/15/26	1,728,375
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,157,667
700,000		ONE Gas, Inc	3.610	02/01/24	732,216
200,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	34,000
500,000		Peabody Energy Corp	6.000	11/15/18	35,000
500,000		Pemex Project Funding Master Trust	6.625	06/15/35	480,000
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,463,156
1,000,000	i	Petrobras Global Finance BV	2.762	01/15/19	812,600
1,600,000		Petrobras Global Finance BV	3.000	01/15/19	1,371,200
2,000,000		Petrobras Global Finance BV	4.875	03/17/20	1,664,400
750,000		Petrobras International Finance Co	5.875	03/01/18	719,850
1,400,000	g	Petroleos Mexicanos	5.500	02/04/19	1,466,500
1,500,000		Petroleos Mexicanos	3.500	07/23/20	1,470,000
2,050,000	g	Petroleos Mexicanos	6.375	02/04/21	2,186,325
2,750,000		Petroleos Mexicanos	3.500	01/30/23	2,492,188
800,000		Petroleos Mexicanos	4.250	01/15/25	741,000
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,565,100
1,075,000		Petroleos Mexicanos	5.625	01/23/46	903,430
650,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	611,000
615,000		Pioneer Natural Resources Co	7.500	01/15/20	695,468
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,114,709
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,688,911
2,575,000		Plains All American Pipeline LP	3.600	11/01/24	2,221,478
625,000		Precision Drilling Corp	6.500	12/15/21	475,000
468,000		Questar Market Resources, Inc	6.875	03/01/21	429,390
530,000		Regency Energy Partners LP	5.875	03/01/22	515,139
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Sabine Pass Liquefaction LLC	6.250%	03/15/22	$490,000
4,375,000		Shell International Finance BV	3.250	05/11/25	4,410,893
675,000		Statoil ASA	1.200	01/17/18	673,479
1,700,000		Statoil ASA	2.450	01/17/23	1,648,684
1,325,000		Statoil ASA	4.250	11/23/41	1,283,427
450,000		Targa Resources Partners LP	5.000	01/15/18	448,875
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	1,941,140
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	889,513
500,000		Vale Overseas Ltd	4.375	01/11/22	426,195
480,000		Vale Overseas Ltd	6.875	11/21/36	379,474
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,095,000
		TOTAL ENERGY			100,866,268

FOOD & STAPLES RETAILING - 0.8%
4,825,000		CVS Health Corp	2.800	07/20/20	5,009,604
975,000		CVS Health Corp	3.375	08/12/24	1,024,572
4,175,000		CVS Health Corp	3.875	07/20/25	4,507,309
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,624,000
1,125,000	h	SYSCO Corp	2.500	07/15/21	1,137,597
5,150,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	5,258,382
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,816,223
		TOTAL FOOD & STAPLES RETAILING			24,377,687

FOOD, BEVERAGE & TOBACCO - 1.4%
1,500,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,315,290
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,443,927
3,325,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	3,496,733
2,525,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,821,261
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,462,940
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,831,500
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,064,576
2,000,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,936,766
1,624,000	g	HJ Heinz Co	4.875	02/15/25	1,789,742
900,000		Mead Johnson Nutrition Co	3.000	11/15/20	925,245
6,770,000		Mondelez International, Inc	4.000	02/01/24	7,271,312
78,000		PepsiCo, Inc	7.900	11/01/18	90,883
975,000		PepsiCo, Inc	2.750	04/30/25	999,640
1,450,000		PepsiCo, Inc	2.850	02/24/26	1,489,141
4,485,000		PepsiCo, Inc	4.450	04/14/46	5,002,107
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	533,142
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,586,088
3,700,000		Philip Morris International, Inc	3.375	08/11/25	3,989,973
200,000		Philip Morris International, Inc	6.375	05/16/38	267,057
100,000	g	TreeHouse Foods, Inc	6.000	02/15/24	106,000
775,000		Tyson Foods, Inc	3.950	08/15/24	826,521
500,000		Tyson Foods, Inc	4.875	08/15/34	537,840
		TOTAL FOOD, BEVERAGE & TOBACCO			42,787,684

HEALTH CARE EQUIPMENT & SERVICES - 1.6%
600,000		Becton Dickinson & Co	1.750	11/08/16	602,014
1,150,000		Becton Dickinson & Co	3.734	12/15/24	1,224,801
2,825,000		Becton Dickinson & Co	4.685	12/15/44	3,052,345
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$375,000		CHS/Community Health Systems	6.875%	02/01/22	$338,437
750,000		Covidien International Finance S.A.	3.200	06/15/22	790,265
3,225,000		Express Scripts Holding Co	3.900	02/15/22	3,364,210
1,950,000		Express Scripts Holding Co	4.500	02/25/26	2,025,120
1,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	1,090,938
185,000	g	Greatbatch Ltd	9.125	11/01/23	183,381
2,700,000		HCA, Inc	6.500	02/15/20	2,963,250
3,000,000		Keysight Technologies, Inc	4.550	10/30/24	2,924,412
725,000		Laboratory Corp of America Holdings	2.625	02/01/20	728,306
1,175,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,189,974
2,075,000		McKesson Corp	4.883	03/15/44	2,205,866
4,150,000		Medtronic, Inc	3.500	03/15/25	4,429,839
4,725,000		Medtronic, Inc	4.625	03/15/45	5,278,784
2,150,000		Quest Diagnostics, Inc	3.500	03/30/25	2,163,575
3,275,000		Stryker Corp	2.625	03/15/21	3,339,206
1,225,000		Stryker Corp	3.500	03/15/26	1,270,337
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	531,563
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,504,895
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	820,927
2,600,000		Zimmer Holdings, Inc	2.700	04/01/20	2,637,417
2,825,000		Zimmer Holdings, Inc	3.550	04/01/25	2,855,578
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			47,515,440

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,675,000		Colgate-Palmolive Co	4.000	08/15/45	1,841,363
800,000		Ecolab, Inc	1.450	12/08/17	798,154
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,639,517

INSURANCE - 2.2%
750,000		Aetna, Inc	1.500	11/15/17	751,589
285,000		Aetna, Inc	6.625	06/15/36	362,176
1,225,000		Allstate Corp	3.150	06/15/23	1,259,851
1,225,000		Allstate Corp	4.500	06/15/43	1,344,422
1,675,000		American International Group, Inc	2.300	07/16/19	1,689,990
5,800,000		American International Group, Inc	3.300	03/01/21	5,932,362
1,800,000		Children’s Hospital Medic	4.268	05/15/44	1,858,149
500,000		Chubb Corp	6.000	05/11/37	648,818
235,000		Cigna Corp	5.125	06/15/20	260,634
2,000,000		Cigna Corp	4.500	03/15/21	2,171,222
1,275,000		Cigna Corp	3.250	04/15/25	1,266,936
5,300,000	g	Five Corners Funding Trust	4.419	11/15/23	5,557,607
1,275,000		Lincoln National Corp	7.000	06/15/40	1,555,608
3,100,000	g,i	Merna Reinsurance IV Ltd	2.698	04/08/16	3,097,210
1,125,000		MetLife, Inc	6.750	06/01/16	1,135,792
4,700,000		MetLife, Inc	4.368	09/15/23	5,153,343
2,525,000		MetLife, Inc	3.000	03/01/25	2,485,125
2,675,000		MetLife, Inc	4.050	03/01/45	2,531,262
1,700,000	i	MetLife, Inc	5.250	12/30/49	1,624,563
450,000		Principal Financial Group, Inc	1.850	11/15/17	450,937
1,500,000		Progressive Corp	3.750	08/23/21	1,615,241
630,000		Prudential Financial, Inc	7.375	06/15/19	731,240
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,142,931
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,375,000		Prudential Financial, Inc	5.100%	08/15/43	$1,434,566
2,675,000	i	Prudential Financial, Inc	5.200	03/15/44	2,578,513
3,350,000	i	Prudential Financial, Inc	5.375	05/15/45	3,316,500
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,434,541
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,532,102
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,305,998
615,000		Travelers Cos, Inc	5.800	05/15/18	667,691
1,625,000		UnitedHealth Group, Inc	3.750	07/15/25	1,751,693
1,500,000		UnitedHealth Group, Inc	3.100	03/15/26	1,535,796
3,325,000		UnitedHealth Group, Inc	4.750	07/15/45	3,813,898
3,000,000		WellPoint, Inc	3.125	05/15/22	3,017,508
1,500,000		WellPoint, Inc	4.625	05/15/42	1,494,222
410,000		WR Berkley Corp	5.375	09/15/20	452,067
		TOTAL INSURANCE			68,962,103

MATERIALS - 1.6%
100,000		Alcoa, Inc	5.400	04/15/21	101,594
125,000		Alcoa, Inc	5.125	10/01/24	120,000
646,000		Barrick Gold Corp	4.100	05/01/23	629,349
250,000	g	Berry Plastics Corp	6.000	10/15/22	261,875
550,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	559,670
450,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	514,125
235,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	268,487
500,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	511,100
475,000	g	Cemex Finance LLC	6.000	04/01/24	448,875
275,000	g	Cemex SAB de C.V.	5.700	01/11/25	254,925
1,000,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,027,300
800,000		Corning, Inc	1.450	11/15/17	796,827
450,000	g	Corp Nacional del Cobre de Chile	5.625	10/18/43	465,711
300,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	313,706
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	665,304
1,425,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,454,925
600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	562,996
1,815,000		Crown Americas LLC	4.500	01/15/23	1,851,300
335,000		Eastman Chemical Co	5.500	11/15/19	371,259
1,500,000		Eastman Chemical Co	3.800	03/15/25	1,538,667
600,000		Fibria Overseas Finance Ltd	5.250	05/12/24	582,000
325,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	352,625
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,118,216
4,000,000	g	Glencore Funding LLC	2.500	01/15/19	3,660,000
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,079,650
1,700,000	g	Glencore Funding LLC	4.000	04/16/25	1,333,438
200,000	g	GTL Trade Finance, Inc	5.893	04/29/24	162,500
450,000		Hexion US Finance Corp	8.875	02/01/18	308,250
1,450,000		Hexion US Finance Corp	6.625	04/15/20	1,203,500
3,650,000		International Paper Co	4.750	02/15/22	4,007,109
1,775,000		Kimberly-Clark Corp	2.750	02/15/26	1,815,095
900,000	g	Klabin Finance S.A.	5.250	07/16/24	849,735
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,068,538
1,375,000		LyondellBasell Industries NV	4.625	02/26/55	1,228,741
1,350,000		Nucor Corp	4.000	08/01/23	1,407,515
1,750,000	g	OCP S.A.	5.625	04/25/24	1,819,650
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$720,000	g	Owens-Brockway Glass Container, Inc	5.875%	08/15/23	$750,150
3,950,000		Packaging Corp of America	3.650	09/15/24	3,919,360
840,000		Rio Tinto Finance USA plc	2.250	12/14/18	843,247
3,045,000		Rock Tenn Co	3.500	03/01/20	3,088,486
845,000	g	Sealed Air Corp	5.250	04/01/23	893,588
300,000		Steel Dynamics, Inc	5.125	10/01/21	303,000
1,025,000		Teck Resources Ltd	3.750	02/01/23	675,865
1,500,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,503,750
335,000	g	Univar, Inc	6.750	07/15/23	329,138
		TOTAL MATERIALS			50,021,141

MEDIA - 2.1%
1,900,000		AMC Entertainment, Inc	5.875	02/15/22	1,952,250
1,700,000		CBS Corp	2.300	08/15/19	1,717,932
1,150,000		CBS Corp	4.000	01/15/26	1,201,717
750,000		CBS Corp	4.600	01/15/45	707,855
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,047,500
2,750,000	g	CCO Safari II LLC	3.579	07/23/20	2,811,135
855,000	g	CCO Safari II LLC	4.464	07/23/22	895,761
3,425,000	g	CCO Safari II LLC	4.908	07/23/25	3,614,084
1,175,000		Cinemark USA, Inc	4.875	06/01/23	1,184,929
4,775,000		Comcast Corp	4.250	01/15/33	5,086,440
1,700,000		Comcast Corp	4.600	08/15/45	1,886,570
90,000	g	Gannett Co, Inc	4.875	09/15/21	92,700
150,000	g	Gannett Co, Inc	5.500	09/15/24	154,500
1,000,000		Grupo Televisa SAB	4.625	01/30/26	1,054,697
875,000		Grupo Televisa SAB	5.000	05/13/45	798,426
100,000	g	Lamar Media Corp	5.750	02/01/26	105,000
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,387,512
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,498,013
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,218,977
500,000		Nielsen Finance LLC	4.500	10/01/20	511,250
125,000	g	Nielsen Finance LLC	5.000	04/15/22	128,125
1,080,000	g	Numericable Group S.A.	6.000	05/15/22	1,053,000
2,250,000		Outfront Media Capital LLC	5.250	02/15/22	2,306,250
1,700,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,703,711
2,150,000	g	Sky plc	2.625	09/16/19	2,172,788
4,800,000		Time Warner Cable, Inc	4.000	09/01/21	5,025,101
250,000		Time Warner Cable, Inc	5.875	11/15/40	258,790
4,350,000		Time Warner, Inc	2.100	06/01/19	4,388,380
4,000,000		Time Warner, Inc	4.750	03/29/21	4,413,120
5,000,000		Time Warner, Inc	3.600	07/15/25	5,134,480
565,000		Time Warner, Inc	6.500	11/15/36	655,579
1,500,000		Time Warner, Inc	4.650	06/01/44	1,467,419
475,000	g	Time, Inc	5.750	04/15/22	421,563
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,189,000
1,585,000		Viacom, Inc	2.500	12/15/16	1,593,139
1,500,000		Viacom, Inc	5.850	09/01/43	1,442,660
300,000	g	Virgin Media Finance plc	6.000	10/15/24	308,250
		TOTAL MEDIA			63,588,603
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
$4,325,000		AbbVie, Inc	2.500%	05/14/20	$4,405,869
1,725,000		Actavis Funding SCS	3.000	03/12/20	1,774,930
4,750,000		Actavis Funding SCS	3.800	03/15/25	4,943,130
1,700,000		Amgen, Inc	4.400	05/01/45	1,735,657
1,650,000		Biogen, Inc	2.900	09/15/20	1,698,794
1,850,000		Celgene Corp	2.875	08/15/20	1,906,192
2,850,000		Celgene Corp	3.875	08/15/25	2,996,476
1,675,000		Gilead Sciences, Inc	3.500	02/01/25	1,772,227
2,275,000		Gilead Sciences, Inc	3.650	03/01/26	2,421,223
4,125,000		Johnson & Johnson	1.650	03/01/21	4,146,702
6,500,000		Johnson & Johnson	2.450	03/01/26	6,531,999
1,800,000		Johnson & Johnson	3.700	03/01/46	1,889,894
1,000,000	g	Mylan NV	3.750	12/15/20	1,025,652
725,000		Mylan, Inc	2.550	03/28/19	725,906
5,025,000		Novartis Capital Corp	3.000	11/20/25	5,241,231
3,350,000		Novartis Capital Corp	4.000	11/20/45	3,586,409
550,000		Perrigo Co plc	4.000	11/15/23	559,441
2,575,000		Perrigo Finance plc	3.500	12/15/21	2,626,021
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,089,975
650,000		Perrigo Finance plc	4.900	12/15/44	613,800
4,350,000	g	Roche Holdings, Inc	2.625	05/15/26	4,346,951
775,000		Zoetis, Inc	3.450	11/13/20	796,516
825,000		Zoetis, Inc	4.500	11/13/25	882,611
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			58,717,606

REAL ESTATE - 1.3%
1,525,000		Boston Properties LP	3.650	02/01/26	1,577,112
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,114,260
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,073,751
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,039,595
630,000		Camden Property Trust	4.625	06/15/21	690,018
1,650,000		Camden Property Trust	2.950	12/15/22	1,636,813
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,025,783
750,000		DDR Corp	3.625	02/01/25	725,892
975,000		DDR Corp	4.250	02/01/26	991,102
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,079,502
650,000		Equinix, Inc	4.875	04/01/20	672,425
600,000		Equity One, Inc	3.750	11/15/22	601,894
850,000		Essex Portfolio LP	3.375	01/15/23	866,862
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	556,019
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	319,698
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,627,889
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	834,094
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	664,590
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,330,206
450,000		Host Hotels & Resorts LP	4.500	02/01/26	455,217
675,000		Kimco Realty Corp	3.400	11/01/22	688,401
700,000		Mid-America Apartments LP	4.300	10/15/23	737,855
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,218,212
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,072,322
575,000		National Retail Properties, Inc	3.800	10/15/22	596,617
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,065,639
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$625,000		National Retail Properties, Inc	4.000%	11/15/25	$643,126
1,400,000	g	PLA Administradora Industrial S de RL de C.V.	5.250	11/10/22	1,351,000
30,000		Regency Centers LP	5.875	06/15/17	31,452
1,100,000		Regency Centers LP	3.900	11/01/25	1,127,634
470,000		Simon Property Group LP	10.350	04/01/19	579,772
750,000	g	Trust F	5.250	01/30/26	742,500
825,000	g	Trust F/1401	5.250	12/15/24	839,438
995,000		Ventas Realty LP	4.125	01/15/26	1,022,180
400,000		Weingarten Realty Investors	3.375	10/15/22	398,191
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,841,210
475,000		Weingarten Realty Investors	4.450	01/15/24	490,629
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,007,831
3,350,000		Welltower, Inc	4.000	06/01/25	3,353,276
		TOTAL REAL ESTATE			40,690,007

RETAILING - 1.0%
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	212,000
175,000	g	Asbury Automotive Group, Inc	6.000	12/15/24	176,750
1,667,000		AutoNation, Inc	5.500	02/01/20	1,813,138
1,025,000		AutoNation, Inc	3.350	01/15/21	1,038,438
3,200,000		AutoZone, Inc	2.500	04/15/21	3,210,394
1,100,000		AutoZone, Inc	3.250	04/15/25	1,101,855
145,000	g	Family Tree Escrow LLC	5.750	03/01/23	153,609
704,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	501,635
2,175,000		Home Depot, Inc	2.000	04/01/21	2,198,638
2,175,000		Home Depot, Inc	3.350	09/15/25	2,357,946
1,275,000		Home Depot, Inc	3.000	04/01/26	1,338,380
625,000		L Brands, Inc	6.875	11/01/35	678,250
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,101,313
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	525,450
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,820,577
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,860,090
650,000		O’Reilly Automotive, Inc	3.550	03/15/26	668,221
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,254,800
450,000	g	Rolls-Royce plc	3.625	10/14/25	468,202
2,000,000		Sally Holdings LLC	5.750	06/01/22	2,095,000
		TOTAL RETAILING			29,574,686

SOFTWARE & SERVICES - 0.6%
800,000		Baidu, Inc	3.000	06/30/20	812,088
2,500,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,584,857
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	9,986,909
500,000	g	First Data Corp	7.000	12/01/23	505,000
3,425,000		Microsoft Corp	3.125	11/03/25	3,598,226
325,000		NCR Corp	5.875	12/15/21	332,313
300,000	g	Open Text Corp	5.625	01/15/23	306,000
300,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	282,750
275,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	285,570
		TOTAL SOFTWARE & SERVICES			18,693,713

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
2,275,000		Amphenol Corp	3.125	09/15/21	2,319,392
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,400,000		Apple, Inc	2.250%	02/23/21	$3,465,015
2,775,000		Apple, Inc	3.250	02/23/26	2,894,408
1,100,000		Apple, Inc	4.650	02/23/46	1,201,179
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,861
725,000	g	CommScope, Inc	5.000	06/15/21	730,437
725,000	g	CommScope, Inc	5.500	06/15/24	732,250
415,000		General Electric Co	5.250	12/06/17	444,986
1,825,000	g	NXP BV	3.750	06/01/18	1,847,813
750,000	g	Seagate HDD Cayman	4.875	06/01/27	564,892
175,000	g	Sensata Technologies BV	5.625	11/01/24	182,000
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,824,868
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,123,291
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	543,531
250,000		Zebra Technologies Corp	7.250	10/15/22	271,250
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			21,246,173

TELECOMMUNICATION SERVICES - 1.9%
1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,008,950
200,000	g	Altice Financing S.A.	6.625	02/15/23	200,500
2,525,000		American Tower Corp	3.300	02/15/21	2,569,349
975,000		American Tower Corp	3.500	01/31/23	984,528
1,675,000		American Tower Corp	4.400	02/15/26	1,771,994
2,450,000		AT&T, Inc	2.450	06/30/20	2,476,617
2,950,000		AT&T, Inc	2.625	12/01/22	2,923,102
3,050,000		AT&T, Inc	4.450	04/01/24	3,294,985
3,050,000		AT&T, Inc	3.400	05/15/25	3,057,594
3,500,000		AT&T, Inc	4.125	02/17/26	3,697,918
3,275,000		AT&T, Inc	4.500	05/15/35	3,234,754
1,175,000		AT&T, Inc	4.750	05/15/46	1,146,489
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,601,973
720,000		Crown Castle International Corp	3.400	02/15/21	731,046
980,000		Crown Castle International Corp	4.875	04/15/22	1,048,796
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	252,221
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	945,006
695,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	781,857
3,300,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,250,665
750,000	g	Oi S.A.	5.750	02/10/22	193,125
500,000		Orange S.A.	5.500	02/06/44	595,837
2,300,000		Telefonica Emisiones SAU	4.570	04/27/23	2,513,693
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,985,120
425,000		T-Mobile USA, Inc	6.375	03/01/25	435,094
1,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	958,400
1,925,000		Verizon Communications, Inc	3.450	03/15/21	2,044,107
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,250,821
6,000,000		Verizon Communications, Inc	4.400	11/01/34	6,067,050
8,322,000		Verizon Communications, Inc	4.272	01/15/36	8,282,312
		TOTAL TELECOMMUNICATION SERVICES			59,303,903

TRANSPORTATION - 1.6%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,279,969
4,025,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	3,987,237
3,825,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	3,708,598
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,635,000	g	Asciano Finance Ltd	5.000%	04/07/18	$1,663,606
900,000	g	Bombardier, Inc	5.500	09/15/18	828,000
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,268,789
775,000		Canadian Pacific Railway Co	4.800	08/01/45	793,336
2,660,000		CSX Corp	3.350	11/01/25	2,740,388
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	711,818
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	844,348
1,400,000		FedEx Corp	3.250	04/01/26	1,435,414
1,175,000		FedEx Corp	4.100	02/01/45	1,118,035
1,262,000		GATX Corp	1.250	03/04/17	1,253,213
4,240,000		GATX Corp	2.500	03/15/19	4,232,122
1,450,000		GATX Corp	2.500	07/30/19	1,439,501
1,150,000		GATX Corp	3.250	03/30/25	1,067,547
1,175,000		GATX Corp	5.200	03/15/44	1,134,297
1,700,000		GATX Corp	4.500	03/30/45	1,502,616
6,000,000	g	Kansas City Southern	2.350	05/15/20	5,895,126
2,225,000	g	Kansas City Southern	4.950	08/15/45	2,272,993
1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	920,000
2,500,000		Norfolk Southern Corp	4.450	06/15/45	2,582,015
375,000		Northrop Grumman Corp	1.750	06/01/18	376,173
1,275,000		Southwest Airlines Co	2.750	11/06/19	1,312,008
900,000	g	Transnet SOC Ltd	4.000	07/26/22	812,952
1,750,000	g	TTX Co	3.600	01/15/25	1,780,683
		TOTAL TRANSPORTATION			47,960,784

UTILITIES - 3.6%
225,000	i	AES Corp	3.635	06/01/19	217,125
1,385,000		AES Corp	7.375	07/01/21	1,551,200
1,000,000		AES Corp	4.875	05/15/23	962,500
2,075,000		AGL Capital Corp	3.875	11/15/25	2,149,019
1,250,000		AGL Capital Corp	4.400	06/01/43	1,145,690
1,000,000		Alabama Power Co	3.550	12/01/23	1,059,798
725,000		Alabama Power Co	4.150	08/15/44	756,002
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,026,492
2,200,000		AmeriGas Finance LLC	3.750	05/01/21	2,227,500
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,912,075
775,000		Atmos Energy Corp	8.500	03/15/19	918,119
1,825,000		Atmos Energy Corp	4.125	10/15/44	1,870,510
1,175,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,240,849
1,075,000		Black Hills Corp	4.250	11/30/23	1,152,767
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,673,852
225,000		Carolina Power & Light Co	5.700	04/01/35	278,265
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	169,225
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	755,330
1,100,000	g	CEZ AS.	4.250	04/03/22	1,165,975
1,125,000		CMS Energy Corp	3.600	11/15/25	1,162,191
395,000		Commonwealth Edison Co	5.900	03/15/36	494,460
415,000		Connecticut Light & Power Co	5.500	02/01/19	459,925
1,850,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	2,018,163
2,825,000		Dominion Gas Holdings LLC	4.600	12/15/44	2,775,449
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	287,494
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	702,530
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	g,i	Electricite de France	5.625%	12/30/49	$1,372,500
3,400,000	g	Electricite de France S.A.	2.350	10/13/20	3,436,094
3,400,000	g	Electricite de France S.A.	3.625	10/13/25	3,470,098
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,205,392
1,075,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	989,215
1,950,000	g	Exelon Corp	3.950	06/15/25	2,021,852
1,425,000	g	Exelon Corp	5.100	06/15/45	1,551,824
550,000		Ferrellgas Partners LP	6.750	01/15/22	488,125
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,303,591
335,000		Florida Power Corp	6.400	06/15/38	453,634
1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,025,800
630,000		Indiana Michigan Power Co	7.000	03/15/19	714,436
900,000		Indiana Michigan Power Co	4.550	03/15/46	926,346
555,000		Integrys Energy Group, Inc	4.170	11/01/20	599,830
2,000,000	g	Israel Electric Corp Ltd	5.000	11/12/24	2,121,000
195,000	g	Kansas Gas & Electric	6.700	06/15/19	223,877
775,000		Kinder Morgan, Inc	9.000	02/01/19	879,704
1,500,000	g	KOC Holding AS.	5.250	03/15/23	1,496,250
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	757,958
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,256,212
2,500,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,495,202
2,100,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,040,637
945,000		MPLX LP	4.000	02/15/25	815,112
630,000		Nevada Power Co	6.500	08/01/18	698,577
700,000		NiSource Finance Corp	4.800	02/15/44	738,593
1,025,000		Northeast Utilities	1.450	05/01/18	1,016,044
1,975,000		Northern States Power Co	5.350	11/01/39	2,431,018
900,000		NRG Energy, Inc	6.250	05/01/24	825,750
1,000,000		NTPC Ltd	5.625	07/14/21	1,128,354
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,462,213
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	200,106
925,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	868,665
3,100,000		Pacific Gas & Electric Co	2.950	03/01/26	3,148,444
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,922,144
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,842,590
135,000		Potomac Electric Power Co	7.900	12/15/38	205,174
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,177,854
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,052,323
565,000		Progress Energy, Inc	7.050	03/15/19	643,492
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,946,421
440,000		Public Service Electric & Gas Co	5.300	05/01/18	476,703
700,000		Public Service Electric & Gas Co	3.800	03/01/46	713,773
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,316,250
1,150,000		Sempra Energy	2.875	10/01/22	1,137,035
1,500,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,501,425
1,925,000		Southern Power Co	4.150	12/01/25	1,984,348
1,600,000	g	SP PowerAssets Ltd	3.250	11/24/25	1,681,075
1,700,000		Spectra Energy Partners LP	4.500	03/15/45	1,508,786
550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	533,500
950,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	976,248
845,000		Virginia Electric & Power Co	2.950	01/15/22	877,685
2,300,000		Virginia Electric & Power Co	3.150	01/15/26	2,373,729
17

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$500,000		WEC Energy Group, Inc	3.550%	06/15/25	$519,663
	850,000		Williams Partners LP	3.600	03/15/22	697,974
	825,000		Williams Partners LP	4.500	11/15/23	701,124
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,044,581
	470,000		Xcel Energy, Inc	4.800	09/15/41	516,607
			TOTAL UTILITIES			109,645,462

			TOTAL CORPORATE BONDS			1,202,730,308
			(Cost $1,181,610,775)

GOVERNMENT BONDS - 36.2%

AGENCY SECURITIES - 0.6%
	3,455,380		AMAL Ltd	3.465	08/21/21	3,633,318
	1,000,000		Amber Circle Funding Ltd	3.250	12/04/22	1,036,352
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,668,574
	267,500		Totem Ocean Trailer Express, Inc	4.514	12/18/19	281,035
	1,775,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,856,970
			TOTAL AGENCY SECURITIES			17,476,249

FOREIGN GOVERNMENT BONDS - 3.4%
	1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	921,225
	977,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	957,948
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,768,938
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,140,652
	$725,000		Brazilian Government International Bond	4.250	01/07/25	664,100
	1,670,000		Brazilian Government International Bond	7.125	01/20/37	1,686,700
	1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	1,508,957
	700,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	707,609
	1,500,000		Chile Government International Bond	3.125	01/21/26	1,515,750
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,394,750
	1,000,000		Colombia Government International Bond	4.500	01/28/26	1,022,500
	1,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,357,500
	2,900,000	g	Croatia Government International Bond	6.375	03/24/21	3,168,250
	500,000	g	Croatia Government International Bond	5.500	04/04/23	527,558
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,394,017
	$2,050,000	g	Dominican Republic International Bond	5.500	01/27/25	2,050,000
	2,000,000	g	Ecuador Government International Bond	10.500	03/24/20	1,800,000
	1,450,000	g	Egypt Government International Bond	5.875	06/11/25	1,290,790
	395,000		European Investment Bank	4.875	02/15/36	509,913
	1,000,000		Export-Import Bank of Korea	2.250	01/21/20	1,008,324
	700,000	g	Guatemala Government Bond	4.875	02/13/28	707,000
	1,380,000		Hungary Government International Bond	5.750	11/22/23	1,571,820
	1,500,000	g	Indonesia Government International Bond	3.375	04/15/23	1,465,413
	2,000,000		Israel Government International Bond	2.875	03/16/26	1,999,920
	1,240,000		Israel Government International Bond	4.500	01/30/43	1,313,532
	1,205,000		Italy Government International Bond	6.875	09/27/23	1,515,497
	1,050,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	968,625
	1,500,000		Jamaica Government International Bond	7.875	07/28/45	1,522,500
	1,500,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	1,497,630
	1,750,000	g	Kazakhstan Government International Bond	6.500	07/21/45	1,817,375
	3,000,000	g,i	Kommunalbanken AS.	0.798	02/20/18	2,994,381
18

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,000,000	g	Kommuninvest I Sverige AB	2.000%	11/12/19	$1,023,321
	750,000		Korea Development Bank	2.500	03/11/20	766,131
	2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,697,738
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,207,862
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,268,753
	39,000,000		Mexican Bonos	10.000	11/20/36	3,116,817
	$1,800,000		Mexico Government International Bond	4.000	10/02/23	1,885,500
	800,000	g	Morocco Government International Bond	4.250	12/11/22	816,800
	1,825,000	g	Namibia International Bonds	5.250	10/29/25	1,761,125
	1,843,000	g	Nigeria Government International Bond	6.375	07/12/23	1,695,560
	1,000,000	g	Pakistan Government International Bond	8.250	09/30/25	1,063,287
	1,000,000		Panama Government International Bond	4.000	09/22/24	1,050,000
	1,450,000		Panama Government International Bond	3.750	03/16/25	1,489,875
	2,250,000		Panama Government International Bond	3.875	03/17/28	2,272,500
	725,000	g	Paraguay Government International Bond	5.000	04/15/26	728,625
	1,800,000		Peruvian Government International Bond	4.125	08/25/27	1,885,500
	1,000,000		Philippine Government International Bond	5.000	01/13/37	1,256,361
	1,833,000		Poland Government International Bond	5.125	04/21/21	2,048,378
	620,000		Province of Quebec Canada	7.500	09/15/29	924,126
	900,000	g	Republic of Angola	9.500	11/12/25	819,000
	1,500,000	g	Republic of Ghana	8.125	01/18/26	1,177,500
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,426,250
	600,000	g	Republic of Serbia	5.875	12/03/18	627,468
RUB	38,000,000		Russian Federal Bond-OFZ	7.000	08/16/23	507,911
	$1,900,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,984,303
	400,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	404,355
	2,000,000	g	Slovenia Government International Bond	5.500	10/26/22	2,262,132
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	3,441,489
	$1,175,000		South Africa Government International Bond	5.500	03/09/20	1,244,149
	5,925,000		South Africa Government International Bond	5.875	09/16/25	6,409,961
	1,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	975,382
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,477,505
	750,000		Turkey Government International Bond	5.625	03/30/21	809,178
	2,500,000		Turkey Government International Bond	3.250	03/23/23	2,356,245
	275,000		Turkey Government International Bond	5.750	03/22/24	298,265
	750,000		Turkey Government International Bond	4.250	04/14/26	730,170
	1,000,000		Turkey Government International Bond	4.875	10/09/26	1,012,327
	1,075,000	g	Ukraine Government International Bond	7.750	09/01/27	948,741
	1,025,000		Uruguay Government International Bond	4.375	10/27/27	1,050,625
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	930,000
	400,000	g	Zambia Government International Bond	8.970	07/30/27	329,000
			TOTAL FOREIGN GOVERNMENT BONDS			104,949,389

MORTGAGE BACKED - 19.9%
	7,765,786		Federal Home Loan Mortgage Corp (FHLMC)	3.500	09/15/41	8,134,718
	9,511,365		FHLMC	3.000	09/15/42	9,744,190
	835,944	i	FHLMC	0.786	10/15/42	838,556
	2,538,778	i	FHLMC	0.786	07/15/45	2,547,791
	7		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	05/01/16	7
	7		FGLMC	7.500	06/01/16	7
	5,826		FGLMC	7.000	10/01/20	6,160
	224		FGLMC	6.500	10/01/28	255
19

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,847		FGLMC	6.500%	01/01/29	$6,653
1,977		FGLMC	6.500	03/01/29	2,299
28,243		FGLMC	6.500	07/01/29	32,133
1,308		FGLMC	8.000	01/01/31	1,517
7,000,000	h	FGLMC	3.000	05/15/31	7,305,157
10,702		FGLMC	6.500	09/01/31	12,568
29,682		FGLMC	8.000	09/01/31	33,525
124,739		FGLMC	7.000	12/01/31	138,696
162,379		FGLMC	4.500	07/01/33	177,036
530,269		FGLMC	5.000	09/01/33	596,164
217,583		FGLMC	5.500	09/01/33	247,218
216,317		FGLMC	5.500	09/01/33	245,370
334,511		FGLMC	5.500	10/01/33	379,504
436,746		FGLMC	5.500	12/01/33	493,416
1,038,798		FGLMC	7.000	12/01/33	1,265,232
241,726		FGLMC	5.000	01/01/34	270,197
375,230		FGLMC	4.500	04/01/35	408,992
363,508		FGLMC	7.000	05/01/35	441,345
63,671		FGLMC	5.000	02/01/36	70,542
1,352		FGLMC	6.500	05/01/36	1,538
293,503		FGLMC	5.000	04/01/38	325,836
275,867		FGLMC	5.000	07/01/39	303,566
2,781,070		FGLMC	4.500	11/01/40	3,096,247
3,110,524		FGLMC	4.500	12/01/40	3,453,577
346,403		FGLMC	4.500	11/01/44	383,593
262,831		FGLMC	4.500	11/01/44	291,157
130,503		FGLMC	4.500	12/01/44	142,647
203,414		FGLMC	4.500	12/01/44	225,327
1,929,492		FGLMC	3.500	04/01/45	2,032,737
5,823,378		FGLMC	3.500	07/01/45	6,109,639
14,178,659	h	FGLMC	3.500	10/01/45	14,937,383
4,804,724		FGLMC	4.000	10/01/45	5,219,992
16,874,671		FGLMC	4.000	12/01/45	18,224,396
8,000,000	h	FGLMC	3.500	04/15/46	8,377,344
645		Federal National Mortgage Association (FNMA)	8.000	07/01/24	770
472		FNMA	7.500	01/01/29	544
1,233		FNMA	6.500	04/01/29	1,409
10,538		FNMA	7.500	07/01/29	10,869
1,205,210		FNMA	3.000	01/01/30	1,261,098
1,616,580		FNMA	3.000	06/01/30	1,691,679
2,692,762		FNMA	3.000	07/01/30	2,818,087
2,928,935		FNMA	3.000	12/01/30	3,065,690
533		FNMA	7.500	02/01/31	555
2,413		FNMA	7.500	03/01/31	2,990
11,000,000	h	FNMA	2.500	04/25/31	11,293,047
11,000,000	h	FNMA	3.000	04/25/31	11,491,348
734		FNMA	7.500	05/01/31	743
14,000,000	h	FNMA	2.500	05/25/31	14,346,718
9,000,000	h	FNMA	3.000	05/25/31	9,387,950
742		FNMA	6.500	09/01/31	849
10,778		FNMA	6.500	11/01/31	12,508
181,526		FNMA	6.500	07/01/32	214,131
20

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$42,220		FNMA	4.500%	03/25/33	$42,691
2,647,347		FNMA	5.000	06/01/33	2,942,852
4,460,427		FNMA	5.000	10/01/33	4,958,193
1,904,543		FNMA	5.500	03/01/34	2,156,522
20,902		FNMA	6.000	11/01/34	23,798
9,597,910		FNMA	3.000	01/01/35	10,020,240
2,635,235		FNMA	5.000	05/01/35	2,923,107
1,971,064		FNMA	5.000	10/01/35	2,184,880
13,928		FNMA	5.000	11/01/35	14,343
1,982,153		FNMA	3.500	01/01/36	2,091,129
748,339		FNMA	5.500	08/01/37	847,149
209,003		FNMA	6.000	09/01/37	242,510
2,015,687		FNMA	5.500	04/01/38	2,267,653
908,895		FNMA	5.500	11/01/38	1,064,062
46,280		FNMA	4.500	04/01/39	51,118
147,070		FNMA	4.000	07/01/39	158,333
823,531		FNMA	5.500	08/01/39	940,166
382,130		FNMA	4.500	10/01/39	416,645
93,137		FNMA	4.500	02/01/40	102,316
2,313,965		FNMA	4.500	03/01/40	2,542,063
420,017		FNMA	4.500	06/01/40	458,291
615,854		FNMA	5.000	08/01/40	681,736
1,339,389		FNMA	5.000	09/01/40	1,485,257
26,587		FNMA	6.000	10/01/40	30,327
197,077		FNMA	4.500	11/01/40	216,500
370,616		FNMA	4.500	01/01/41	409,450
5,945,676		FNMA	4.500	01/01/41	6,562,765
277,162		FNMA	4.500	02/01/41	306,205
1,658,573		FNMA	5.000	05/01/41	1,840,330
318,725		FNMA	4.500	06/01/41	352,125
346,655		FNMA	4.500	06/01/41	380,772
1,842,643		FNMA	5.000	07/01/41	2,046,032
1,012,071		FNMA	4.500	09/01/41	1,111,995
927,899		FNMA	4.500	11/01/41	1,012,887
321,480		FNMA	4.500	12/01/41	353,245
9,202,040		FNMA	5.500	12/01/41	10,636,052
846,831	h	FNMA	4.500	01/01/42	938,484
350,977		FNMA	4.500	01/01/42	385,608
1,513,695		FNMA	3.500	02/01/42	1,596,238
2,682,610		FNMA	4.500	02/01/42	2,924,773
299,607		FNMA	4.500	03/01/42	330,940
7,000,000		FNMA	3.000	03/25/42	7,239,533
1,495,505		FNMA	4.500	04/01/42	1,631,677
359,451		FNMA	4.500	04/01/42	394,845
3,817,759		FNMA	4.500	06/01/42	4,164,287
397,788		FNMA	4.500	06/01/42	437,181
13,624,837		FNMA	3.500	07/01/42	14,367,850
325,022		FNMA	4.500	07/01/42	359,011
1,933,845	i	FNMA	0.933	08/25/42	1,947,408
342,857		FNMA	3.000	10/01/42	352,612
39,811		FNMA	3.000	10/01/42	40,944
1,807,756	i	FNMA	0.833	11/25/42	1,803,278
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,720,049		FNMA	3.500%	11/25/42	$1,223,107
51,061		FNMA	3.000	12/01/42	52,435
4,563,744		FNMA	3.000	01/01/43	4,693,600
2,070,230		FNMA	3.000	01/01/43	2,127,197
5,790,493		FNMA	3.000	02/01/43	5,955,217
3,932,483		FNMA	3.000	02/25/43	4,112,407
1,179,272	i	FNMA	0.783	03/25/43	1,179,897
2,555		FNMA	3.000	04/01/43	2,627
24,657		FNMA	3.000	04/01/43	25,358
30,877		FNMA	3.000	04/01/43	31,755
3,894,539		FNMA	3.000	08/25/43	4,081,348
1,682,106		FNMA	3.500	09/01/43	1,766,959
2,576,886		FNMA	4.000	04/01/44	2,773,409
870,147		FNMA	4.000	06/01/44	936,843
1,029,338		FNMA	4.000	06/01/44	1,108,666
7,236,212		FNMA	4.500	06/01/44	8,028,689
2,003,961		FNMA	4.500	06/01/44	2,222,808
299,353		FNMA	4.000	07/01/44	322,304
944,180		FNMA	4.000	07/01/44	1,016,503
2,973,528		FNMA	4.000	08/01/44	3,201,386
412,162		FNMA	4.000	08/01/44	447,353
1,420,271		FNMA	4.000	08/01/44	1,541,402
1,798,030		FNMA	4.000	08/01/44	1,951,380
4,419,517		FNMA	4.500	08/01/44	4,903,235
287,333		FNMA	4.000	09/01/44	311,856
233,290		FNMA	4.000	09/01/44	253,229
1,079,972		FNMA	4.000	10/01/44	1,172,128
5,760,635		FNMA	4.500	10/01/44	6,391,866
992,892		FNMA	3.500	11/01/44	1,046,915
4,410,919		FNMA	4.500	11/01/44	4,893,491
2,755,403		FNMA	4.000	12/01/44	2,989,865
1,995,747		FNMA	4.000	12/01/44	2,138,676
960,405		FNMA	4.500	12/01/44	1,065,707
1,000,166		FNMA	4.000	01/01/45	1,085,654
1,901,555		FNMA	3.500	02/01/45	2,005,058
811,963		FNMA	3.500	03/01/45	856,155
578,885		FNMA	3.500	03/01/45	611,107
347,712		FNMA	3.500	03/01/45	367,067
595,007		FNMA	3.500	03/01/45	627,394
1,126,940		FNMA	3.500	04/01/45	1,188,282
610,370		FNMA	3.500	04/01/45	643,593
415,496		FNMA	3.500	04/01/45	435,945
3,662,886		FNMA	3.500	04/01/45	3,862,253
257,618		FNMA	3.500	04/01/45	271,638
4,327,884		FNMA	3.500	05/01/45	4,584,763
600,766		FNMA	4.000	05/01/45	652,181
1,111,067		FNMA	3.500	06/01/45	1,171,543
1,332,613		FNMA	4.000	06/01/45	1,446,736
1,955,710	h	FNMA	3.500	07/01/45	2,062,161
6,631,656		FNMA	4.000	07/01/45	7,168,059
1,923,418		FNMA	4.000	11/01/45	2,088,243
993,629		FNMA	4.000	12/01/45	1,078,804
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,946,562		FNMA	3.500%	01/01/46	$10,436,078
19,084,598	h	FNMA	3.500	02/01/46	20,023,839
1,019,393		FNMA	4.000	02/01/46	1,091,812
1,957,447		FNMA	4.000	02/01/46	2,094,105
15,996,017		FNMA	3.500	03/01/46	16,783,255
14,000,000	h	FNMA	3.000	04/25/46	14,366,134
10,000,000	h	FNMA	4.000	04/25/46	10,687,546
5,000,000	h	FNMA	4.500	04/25/46	5,440,354
7,000,000	h	FNMA	3.000	05/25/46	7,168,301
37,000,000	h	FNMA	4.000	05/25/46	39,486,108
14,000,000	h	FNMA	4.500	05/25/46	15,215,490
92		Government National Mortgage Association (GNMA)	7.000	01/15/28	103
1,620		GNMA	7.000	02/15/28	1,662
570		GNMA	7.000	06/15/28	587
804		GNMA	7.000	06/15/28	879
1,637		GNMA	6.500	09/15/28	1,875
5,784		GNMA	6.500	09/15/28	6,625
7,631		GNMA	6.500	11/15/28	8,741
2,958		GNMA	7.500	11/15/28	3,357
551		GNMA	8.500	07/15/30	555
16,815		GNMA	8.500	10/15/30	17,940
8,811		GNMA	8.500	10/20/30	10,733
1,042		GNMA	8.500	12/15/30	1,343
1,808		GNMA	7.000	06/20/31	2,235
3,828		GNMA	7.000	07/15/31	4,300
3,797		GNMA	7.000	07/15/31	4,009
574		GNMA	6.500	03/15/33	658
104,355		GNMA	5.500	07/15/33	119,631
405,846		GNMA	5.500	09/15/33	469,927
105,965		GNMA	5.500	02/20/35	119,743
622,170		GNMA	5.500	05/20/35	703,035
193,727		GNMA	5.500	02/20/36	216,916
32,033		GNMA	6.000	10/20/36	36,757
33,844		GNMA	6.000	01/20/37	38,760
115,636		GNMA	6.000	02/20/37	132,545
33,120		GNMA	5.500	07/15/38	37,182
215,774		GNMA	5.500	07/20/38	238,104
83,083		GNMA	6.000	08/20/38	94,268
104,583		GNMA	6.500	11/20/38	120,653
782,876		GNMA	5.000	06/15/39	882,423
1,582,704		GNMA	4.500	09/20/39	1,767,745
8,936,170		GNMA	3.500	10/20/42	1,621,645
12,000,000		GNMA	4.000	03/20/46	12,871,657
3,000,000	h	GNMA	3.000	04/20/46	3,109,219
6,000,000	h	GNMA	3.500	04/20/46	6,343,125
3,000,000	h	GNMA	4.000	04/20/46	3,207,774
28,000,000	h	GNMA	3.000	05/20/46	28,951,124
32,000,000	h	GNMA	3.500	05/20/46	33,760,000
5,000,000	h	GNMA	4.000	05/20/46	5,337,696
8,000,000	h	GNMA	3.000	06/20/46	8,254,250
		TOTAL MORTGAGE BACKED			612,382,677
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MUNICIPAL BONDS - 2.7%
$4,265,000		Denver City & County School District No. 1	3.598%	12/15/27	$4,501,964
15,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	15,094,950
8,840,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	8,989,219
10,000,000		Ohio State University	3.798	12/01/46	10,312,000
3,000,000		State of Illinois	4.833	02/01/17	3,064,080
12,000,000		State of Illinois	4.350	06/01/18	12,255,720
1,845,000		State of Illinois	4.700	01/01/21	1,949,870
2,560,000		State of Illinois	3.860	04/01/21	2,608,231
3,030,000		State of Illinois	4.110	04/01/22	2,987,095
2,195,000		State of Illinois	4.310	04/01/23	2,196,734
3,470,000		State of Illinois	4.760	04/01/26	3,485,719
1,763,000		State Public School Building Authority	5.000	09/15/27	1,875,673
7,500,000	h	Texas A&M University	3.993	05/15/37	7,629,675
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,254,225
6,000,000		University of North Carolina at Chapel Hill	3.327	12/01/36	6,107,280
		TOTAL MUNICIPAL BONDS			84,312,435

U.S. TREASURY SECURITIES - 9.6%
2,560,000		United States Treasury Bond	5.250	11/15/28	3,502,899
5,000,000		United States Treasury Bond	4.500	02/15/36	6,862,695
2,250,000		United States Treasury Bond	4.750	02/15/37	3,184,893
37,050,000		United States Treasury Bond	3.500	02/15/39	44,112,656
16,015,000		United States Treasury Bond	3.875	08/15/40	20,083,803
6,506,800		United States Treasury Bond	3.000	11/15/45	7,027,091
59,000,000		United States Treasury Bond	2.500	02/15/46	57,534,204
6,005,000		United States Treasury Note	0.750	02/28/18	6,007,114
310,000		United States Treasury Note	2.125	01/31/21	323,369
9,965,000		United States Treasury Note	1.125	02/28/21	9,928,797
15,000,000		United States Treasury Note	1.250	03/31/21	15,018,165
2,415,000		United States Treasury Note	2.000	05/31/21	2,503,297
280,000		United States Treasury Note	2.000	08/31/21	289,855
9,500,000		United States Treasury Note	1.750	02/28/22	9,678,495
6,885,000		United States Treasury Note	1.750	03/31/22	7,009,791
1,900,000		United States Treasury Note	1.750	04/30/22	1,933,695
1,930,000		United States Treasury Note	2.125	06/30/22	2,005,617
6,547,000		United States Treasury Note	1.875	08/31/22	6,701,214
100,000		United States Treasury Note	1.750	01/31/23	101,414
92,160,000		United States Treasury Note	1.625	02/15/26	90,867,640
		TOTAL U.S. TREASURY SECURITIES			294,676,704

		TOTAL GOVERNMENT BONDS			1,113,797,454
		(Cost $1,100,400,930)

STRUCTURED ASSETS - 19.7%

ASSET BACKED - 6.0%
323,323	i	ACE Securities Corp Home Equity Loan Trust	1.168	08/25/35	318,776
		Series - 2005 HE5 (Class M2)
10,881,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	10,882,587
		Series - 2013 1 (Class C)
24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,207,000		AmeriCredit Automobile Receivables Trust	3.000%	07/08/19	$8,332,643
		Series - 2013 3 (Class D)
1,845,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	1,852,145
		Series - 2015 3 (Class D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
553,687	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	551,322
		Series - 2005 HE7 (Class M2)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,383,006
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,013,448
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,808,991
		Series - 2012 3A (Class B)
11,333,770	g	Capital Automotive REIT	4.700	07/15/42	11,763,955
		Series - 2012 1A (Class A)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	6,206,389
		Series - 2014 1A (Class A)
7,073,476	g,i	CBRE Realty Finance CDO	0.917	04/07/52	2,813,003
		Series - 2007 1A (Class A2)
2,417,328	i,m	CCR, Inc	0.887	07/10/17	2,395,826
		Series - 2010 CX (Class C)
190,969	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	190,402
		Series - 2002 1 (Class AF6) (Step Bond)
10,692,000	g	DB Master Finance LLC	3.262	02/20/45	10,526,809
		Series - 2015 1A (Class A2I)
6,410,000	g,i	DB/UBS Mortgage Trust	5.699	11/10/46	7,012,708
		Series - 2011 LC1A (Class C)
13,420,113	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	13,733,508
		Series - 2012 1A (Class A2)
2,992,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	2,878,761
		Series - 2015 1A (Class A2I)
897,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	868,713
		Series - 2015 1A (Class A2II)
8,333,333	g	Hertz Vehicle Financing LLC	1.120	08/25/17	8,331,152
		Series - 2013 1A (Class A1)
4,166,667	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,159,430
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,031,005
		Series - 2011 1A (Class B2)
791,181	i	Lehman XS Trust	0.683	02/25/36	745,023
		Series - 2006 1 (Class 1A1)
1,917,899	i	Lehman XS Trust	6.500	06/25/46	1,424,907
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	4.398	05/18/16	999,600
		Series - 2013 144A (Class )
895,872	g	Orange Lake Timeshare Trust	3.030	07/09/29	889,149
		Series - 2014 AA (Class B)
75,063	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.378	09/25/34	75,193
		Series - 2004 WHQ1 (Class M1)
25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$765,199	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.213%	01/25/36	$760,735
		Series - 2005 WCH1 (Class M2)
25,555	i	Residential Asset Securities Corp	6.489	10/25/30	25,742
		Series - 2001 KS2 (Class AI6)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	192,045
		Series - 2006 HI1 (Class M2) (Step Bond)
3,000,000	g,i	Sanders Re Ltd	4.203	05/05/17	2,991,000
		Series - 2013 144A (Class )
3,910,644		Santander Drive Auto Receivables Trust	4.740	09/15/17	3,924,856
		Series - 2011 4 (Class D)
8,991,210		Santander Drive Auto Receivables Trust	3.870	02/15/18	9,068,102
		Series - 2012 2 (Class D)
2,608,096		Santander Drive Auto Receivables Trust	1.590	10/15/18	2,608,906
		Series - 2014 1 (Class B)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	999,082
		Series - 2013 2013-1 (Class D)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	799,131
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	800,428
		Series - 2015 5 (Class C)
248,311	i	Securitized Asset Backed Receivables LLC	0.733	10/25/35	247,304
		Series - 2006 OP1 (Class A2C)
367,228	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	367,525
		Series - 2011 2A (Class B)
622,690	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	621,930
		Series - 2012 2A (Class B)
3,942,214	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	3,883,474
		Series - 2013 1A (Class A)
954,431	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	942,942
		Series - 2013 1A (Class B)
8,305,534	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	8,226,576
		Series - 2015 1A (Class B)
2,585,200	g	SLM Student Loan Trust	4.540	10/17/44	2,712,531
		Series - 2011 C (Class A2B)
2,233,000	g	SLM Student Loan Trust	3.830	01/17/45	2,290,029
		Series - 2012 A (Class A2)
2,692,725	g	SolarCity LMC	4.800	11/20/38	2,699,168
		Series - 2013 1 (Class A)
2,163,767	g	SolarCity LMC	4.020	07/20/44	2,069,396
		Series - 2014 2 (Class A)
4,673	i	Soundview Home Equity Loan Trust	0.733	11/25/35	4,671
		Series - 2005 OPT3 (Class A4)
7,704,090	g	SpringCastle America Funding LLC	2.700	05/25/23	7,672,357
		Series - 2014 AA (Class A)
927,579	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.653	10/25/36	921,106
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.948	01/09/17	5,815,080
		Series - 2013 IV B (Class )
135,194	g,i	Wachovia Loan Trust	0.793	05/25/35	131,459
		Series - 2005 SD1 (Class A)
8,620	i	Wells Fargo Home Equity Trust	0.573	07/25/36	8,616
		Series - 2006 2 (Class A3)
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,472,500	g	Wendys Funding LLC	3.371%	06/15/45	$5,372,134
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			185,344,777

OTHER MORTGAGE BACKED - 13.7%
2,951,501	g	7 WTC Depositor LLC Trust	4.082	03/13/31	2,986,685
		Series - 2012 7WTC (Class A)
2,000,000	g,i	ACRE Commercial Mortgage Trust	2.941	08/15/31	2,036,855
		Series - 2014 FL2 (Class C)
2,019,638	i	American Home Mortgage Investment Trust	2.366	10/25/34	1,958,678
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.772	05/10/45	958,514
		Series - 2006 2 (Class B)
791,000	i	Banc of America Commercial Mortgage Trust	5.968	05/10/45	728,652
		Series - 2006 2 (Class C)
11,122,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	10,897,271
		Series - 2006 6 (Class B)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	505,115
		Series - 2007 1 (Class AM)
6,250,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	5,377,176
		Series - 2007 4 (Class E)
2,500,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	2,177,403
		Series - 2007 4 (Class D)
1,154,000	g,i	Bear Stearns Commercial Mortgage Securities	5.759	02/13/42	1,196,386
		Series - 2005 T18 (Class F)
9,826,000	i	Bear Stearns Commercial Mortgage Securities	5.915	09/11/42	10,296,194
		Series - 2007 T28 (Class AJ)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.300	02/11/41	968,306
		Series - 2005 PWR7 (Class E)
700,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.387	02/13/46	713,555
		Series - 2004 T16 (Class G)
1,988,802	i	CHL Mortgage Pass-Through Trust	2.757	02/20/35	1,974,453
		Series - 2004 HYB9 (Class 1A1)
185,885	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	187,621
		Series - 2007 C6 (Class ASB)
5,875,793	g,i	Citigroup Mortgage Loan Trust	0.616	05/25/37	5,586,814
		Series - 2015 8 (Class 1A1)
32,439,400	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	33,358,123
		Series - 2007 C3 (Class AM)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	12,369,202
		Series - 2007 C3 (Class AJ)
3,365,000	i	COMM Mortgage Trust	5.813	12/10/49	3,378,757
		Series - 2007 C9 (Class C)
8,028,000	g,i	COMM Mortgage Trust	5.813	12/10/49	7,706,422
		Series - 2007 C9 (Class G)
504,757	i	Commercial Mortgage Trust	5.238	04/10/37	504,320
		Series - 2005 GG5 (Class AJ)
23,805,000	i	Commercial Mortgage Trust	5.867	12/10/49	24,476,913
		Series - 2007 GG11 (Class AM)
12,250,000	i	Connecticut Avenue Securities	2.585	09/25/28	12,263,242
		Series - 2016 C02 (Class 1M1)
27

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$83,681		Countrywide Alternative Loan Trust	5.500%	08/25/16	$83,845
		Series - 2004 30CB (Class 1A15)
668,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	673,357
		Series - 2006 K1A (Class H)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.538	09/15/39	4,835,980
		Series - 2006 C4 (Class AJ)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	4,765,290
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	5,742,218
		Series - 2007 C4 (Class AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,518,010
		Series - 2006 C5 (Class AM)
820,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	828,900
		Series - 2009 RR1 (Class A3C)
730,000	i	Credit Suisse Commercial Mortgage Trust	5.615	01/15/49	747,118
		Series - 2007 C2 (Class AM)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	4,860,609
		Series - 2007 C2 (Class AJ)
96,807		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	96,745
		Series - 2005 C3 (Class AJ)
15,585,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	15,717,490
		Series - 2006 C4 (Class AM)
85,883,614	i	CSAIL Commercial Mortgage Trust	0.887	08/15/48	4,740,836
		Series - 2015 C3 (Class XA)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,482,573
		Series - 2007 C1 (Class AM)
423,990	i	Impac CMB Trust	1.093	03/25/35	387,788
		Series - 2004 11 (Class 2A1)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	763,994
		Series - 2005 LDP2 (Class C)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.606	02/15/46	7,195,143
		Series - 2011 C3 (Class D)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,122,634
		Series - 2007 LD12 (Class AM)
1,300,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,296,859
		Series - 2006 C4 (Class B)
1,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	999,679
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,989,438
		Series - 2007 C1 (Class C)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	7,353,361
		Series - 2007 C1 (Class D)
1,995,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	2,066,954
		Series - 2007 C6 (Class AM)
4,521,152	g,i	LVII Resecuritization Trust	3.239	07/31/47	4,518,326
		Series - 2015 A (Class A)
580,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	610,106
		Series - 0 C1 (Class AJA)
4,500,000	g,i	ML-CFC Commercial Mortgage Trust	0.618	08/12/48	4,269,533
		Series - 2007 5 (Class AMFL)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	7,905,591
		Series - 2007 6 (Class AM)
28

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,790,000	g,i	Morgan Stanley Capital I Trust	5.891%	08/12/41	$1,808,073
		Series - 2006 T23 (Class B)
6,025,387	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,942,522
		Series - 2006 HQ10 (Class AJ)
5,304,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	5,325,641
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,826,057
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,187,693
		Series - 2006 HQ9 (Class C)
9,033,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	8,970,485
		Series - 2007 HQ12 (Class C)
3,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	3,245,862
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	4,151,104
		Series - 2007 IQ15 (Class AM)
2,670,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	2,445,663
		Series - 2007 IQ16 (Class AJ)
3,000,000	g,i	Morgan Stanley Capital I Trust	5.325	10/12/52	2,994,295
		Series - 2006 T21 (Class B)
2,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.633	09/25/24	2,345,114
		Series - 2014 HQ2 (Class M2)
343,165	i	Structured Agency Credit Risk Debt Note (STACR)	1.683	01/25/25	343,025
		Series - 2015 DN1 (Class M1)
1,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.833	01/25/25	1,265,952
		Series - 2015 DN1 (Class M2)
9,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.633	03/25/25	9,029,635
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.233	03/25/25	1,667,594
		Series - 2015 HQ1 (Class M3)
2,109,773	i	Structured Agency Credit Risk Debt Note (STACR)	1.533	05/25/25	2,109,773
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.383	05/25/25	3,382,117
		Series - 2015 HQ2 (Class M2)
5,800,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.641	12/15/43	5,492,603
		Series - 2007 C30 (Class AMFL)
22,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	22,635,450
		Series - 2007 C30 (Class AM)
1,800,000	i	Wachovia Bank Commercial Mortgage Trust	5.568	01/15/45	1,751,148
		Series - 2006 C23 (Class F)
12,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	11,741,147
		Series - 2006 C27 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	2,810,597
		Series - 2006 C27 (Class B)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	239,614
		Series - 2007 C34 (Class AM)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust	5.945	05/15/46	23,587,208
		Series - 2007 C34 (Class AJ)
3,195,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	2,076,750
		Series - 2007 C34 (Class F)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,625,353
		Series - 2007 C34 (Class C)
29

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591%	04/15/47	$3,603,483
		Series - 2007 C31 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.622	04/15/47	1,663,848
		Series - 2007 C31 (Class C)
22,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	22,492,923
		Series - 2007 C32 (Class AMFX)
2,670,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	504,973
		Series - 2007 C32 (Class J)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	22,420,491
		Series - 2007 C32 (Class AJ)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,928,775
		Series - 2007 C32 (Class B)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,615,914
		Series - 2007 C33 (Class AM)
1,132,220	i	WaMu Mortgage Pass-Through Certificates	0.783	12/25/45	972,999
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			420,382,915

		TOTAL STRUCTURED ASSETS			605,727,692
		(Cost $612,769,373)

		TOTAL BONDS			2,922,255,454
		(Cost $2,894,781,078)

SHORT-TERM INVESTMENTS - 10.3%
GOVERNMENT AGENCY DEBT - 1.9%
1,700,000		Federal Home Loan Bank (FHLB)	0.280	04/20/16	1,699,811
25,000,000		FHLB	0.366	05/13/16	24,992,425
33,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.391	05/04/16	32,992,146
		TOTAL GOVERNMENT AGENCY DEBT			59,684,382

TREASURY DEBT - 8.4%
11,800,000		United States Treasury Bill	0.236	04/07/16	11,799,788
94,100,000		United States Treasury Bill	0.240	04/14/16	94,096,142
42,600,000		United States Treasury Bill	0.233-0.283	04/21/16	42,597,188
9,200,000		United States Treasury Bill	0.225	05/26/16	9,197,599
40,000,000		United States Treasury Bill	0.398	06/09/16	39,986,600
58,000,000		United States Treasury Bill	0.373	09/29/16	57,888,292
		TOTAL TREASURY DEBT			255,565,609

		TOTAL SHORT-TERM INVESTMENTS			315,249,991
		(Cost $315,220,050)

		TOTAL INVESTMENTS - 106.8%			3,281,686,349
		(Cost $3,255,487,453)
		OTHER ASSETS & LIABILITIES, NET - (6.8)%			(208,329,562)
		NET ASSETS - 100.0%			$3,073,356,787
30

TIAA-CREF FUNDS - Bond Fund

Abbreviation(s):
BRL	Brazilian Real
CDO	Collateralized Debt Obligation
DOP	Dominican Peso
MXN	Mexican Peso
REIT	Real Estate Investment Trust
RUB	Russian Ruble
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities was $501,324,670 or 16.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
31

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 24.9%

AUTOMOBILES & COMPONENTS - 0.2%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$54,220
200,000	BorgWarner, Inc	3.375	03/15/25	196,050
200,000	BorgWarner, Inc	4.375	03/15/45	191,047
100,000	Delphi Automotive plc	3.150	11/19/20	102,138
250,000	Delphi Automotive plc	4.250	01/15/26	261,071
500,000	Delphi Corp	5.000	02/15/23	526,250
100,000	Delphi Corp	4.150	03/15/24	102,861
500,000	Ford Motor Co	7.450	07/16/31	651,873
650,000	Ford Motor Co	4.750	01/15/43	648,684
500,000	General Motors Co	6.600	04/01/36	550,307
1,250,000	General Motors Co	6.250	10/02/43	1,335,379
350,000	General Motors Co	6.750	04/01/46	397,967
175,000	Harley-Davidson, Inc	3.500	07/28/25	181,930
200,000	Harley-Davidson, Inc	4.625	07/28/45	207,494
300,000	Honeywell International, Inc	5.300	03/01/18	324,204
400,000	Honeywell International, Inc	5.000	02/15/19	442,172
500,000	Honeywell International, Inc	3.350	12/01/23	533,735
282,000	Honeywell International, Inc	5.700	03/15/37	356,504
150,000	Johnson Controls, Inc	2.600	12/01/16	151,263
300,000	Johnson Controls, Inc	1.400	11/02/17	299,654
160,000	Johnson Controls, Inc	4.250	03/01/21	169,266
300,000	Johnson Controls, Inc	3.625	07/02/24	305,787
270,000	Johnson Controls, Inc	6.000	01/15/36	297,681
325,000	Johnson Controls, Inc	4.625	07/02/44	314,256
100,000	Johnson Controls, Inc	4.950	07/02/64	90,539
300,000	Magna International, Inc	3.625	06/15/24	300,915
100,000	Magna International, Inc	4.150	10/01/25	106,001
	TOTAL AUTOMOBILES & COMPONENTS			9,099,248

BANKS - 3.4%
200,000	Associated Banc-Corp	2.750	11/15/19	200,543
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	252,296
750,000	Australia & New Zealand Banking Group Ltd	1.500	01/16/18	751,157
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	499,580
300,000	Australia & New Zealand Banking Group Ltd	2.000	11/16/18	302,191
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	308,635
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	213,050
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	353,740
500,000	Banco do Brasil S.A.	3.875	01/23/17	505,500
200,000	Bancolombia S.A.	5.950	06/03/21	216,250
300,000	Bank of ,NV Scotia	2.450	03/22/21	301,877
3,000,000	Bank of America Corp	1.700	08/25/17	3,004,293
32

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$590,000	Bank of America Corp	5.750%	12/01/17	$627,008
900,000	Bank of America Corp	2.000	01/11/18	903,803
500,000	Bank of America Corp	1.950	05/12/18	500,641
2,525,000	Bank of America Corp	2.600	01/15/19	2,568,157
750,000	Bank of America Corp	2.650	04/01/19	763,312
1,000,000	Bank of America Corp	2.625	10/19/20	1,007,391
2,300,000	Bank of America Corp	5.875	01/05/21	2,631,053
2,225,000	Bank of America Corp	3.300	01/11/23	2,244,342
2,000,000	Bank of America Corp	4.125	01/22/24	2,119,374
750,000	Bank of America Corp	4.000	04/01/24	787,024
1,475,000	Bank of America Corp	4.200	08/26/24	1,501,675
750,000	Bank of America Corp	4.000	01/22/25	751,451
550,000	Bank of America Corp	3.950	04/21/25	547,785
2,000,000	Bank of America Corp	3.875	08/01/25	2,080,840
750,000	Bank of America Corp	4.450	03/03/26	774,427
400,000	Bank of America Corp	4.250	10/22/26	406,759
1,500,000	Bank of America Corp	5.000	01/21/44	1,650,433
500,000	Bank of America Corp	4.875	04/01/44	544,989
500,000	Bank of America NA	1.650	03/26/18	499,459
500,000	Bank of America NA	1.750	06/05/18	499,946
700,000	Bank of America NA	2.050	12/07/18	705,324
200,000	Bank of Montreal	1.400	09/11/17	200,583
400,000	Bank of Montreal	1.450	04/09/18	399,514
300,000	Bank of Montreal	1.400	04/10/18	299,981
500,000	Bank of Montreal	1.800	07/31/18	502,073
300,000	Bank of Montreal	2.375	01/25/19	305,804
400,000	Bank of Montreal	2.550	11/06/22	405,144
150,000	Bank of Nova Scotia	2.550	01/12/17	151,760
500,000	Bank of Nova Scotia	1.250	04/11/17	501,128
300,000	Bank of Nova Scotia	1.300	07/21/17	300,439
400,000	Bank of Nova Scotia	1.375	12/18/17	399,758
350,000	Bank of Nova Scotia	1.450	04/25/18	349,724
500,000	Bank of Nova Scotia	1.700	06/11/18	501,220
500,000	Bank of Nova Scotia	2.050	10/30/18	504,890
300,000	Bank of Nova Scotia	1.950	01/15/19	302,321
1,000,000	Bank of Nova Scotia	2.125	09/11/19	1,015,953
500,000	Bank of Nova Scotia	2.350	10/21/20	505,739
200,000	Bank of Nova Scotia	4.375	01/13/21	219,855
300,000	Bank of Nova Scotia	2.800	07/21/21	307,739
500,000	Bank of Nova Scotia	4.500	12/16/25	499,386
300,000	Barclays plc	2.000	03/16/18	294,663
500,000	Barclays plc	2.875	06/08/20	492,256
600,000	Barclays plc	3.250	01/12/21	597,429
725,000	Barclays plc	3.650	03/16/25	679,801
600,000	Barclays plc	4.375	01/12/26	588,792
500,000	Barclays plc	5.250	08/17/45	502,116
200,000	BB&T Corp	1.450	10/03/16	200,506
200,000	BB&T Corp	1.000	04/03/17	199,834
70,000	BB&T Corp	4.900	06/30/17	72,802
150,000	BB&T Corp	1.600	08/15/17	150,217
500,000	BB&T Corp	1.350	10/01/17	500,781
200,000	BB&T Corp	2.050	06/19/18	202,379
33

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	BB&T Corp	2.250%	02/01/19	$508,595
400,000	BB&T Corp	6.850	04/30/19	457,841
300,000	BB&T Corp	2.625	06/29/20	306,562
300,000	BB&T Corp	2.850	04/01/21	309,102
200,000	BB&T Corp	3.950	03/22/22	211,726
500,000	BB&T Corp	3.800	10/30/26	531,236
300,000	BPCE S.A.	1.700	04/25/16	300,096
300,000	BPCE S.A.	1.625	01/26/18	299,658
250,000	BPCE S.A.	2.500	12/10/18	254,486
300,000	BPCE S.A.	2.500	07/15/19	303,415
500,000	BPCE S.A.	2.250	01/27/20	500,348
300,000	BPCE S.A.	2.650	02/03/21	302,719
500,000	BPCE S.A.	4.000	04/15/24	529,496
250,000	Branch Banking & Trust Co	3.625	09/16/25	261,981
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	300,365
125,000	Capital One Bank USA NA	1.150	11/21/16	124,914
300,000	Capital One Bank USA NA	1.500	09/05/17	298,749
300,000	Capital One Bank USA NA	1.650	02/05/18	297,872
250,000	Capital One Bank USA NA	1.500	03/22/18	246,197
400,000	Capital One Bank USA NA	2.150	11/21/18	399,756
300,000	Capital One Bank USA NA	2.250	02/13/19	299,312
300,000	Capital One Bank USA NA	2.300	06/05/19	299,032
800,000	Capital One Bank USA NA	2.400	09/05/19	797,941
500,000	Capital One Bank USA NA	2.950	07/23/21	503,553
972,000	Capital One Bank USA NA	3.375	02/15/23	979,793
500,000	Capital One NA	2.350	08/17/18	502,643
446,000	Citigroup, Inc	4.950	11/07/43	480,652
500,000	Citigroup, Inc	1.300	04/01/16	500,000
500,000	Citigroup, Inc	1.550	08/14/17	499,945
500,000	Citigroup, Inc	1.850	11/24/17	501,170
500,000	Citigroup, Inc	1.800	02/05/18	499,788
1,000,000	Citigroup, Inc	1.700	04/27/18	996,522
750,000	Citigroup, Inc	1.750	05/01/18	748,039
500,000	Citigroup, Inc	2.150	07/30/18	502,613
300,000	Citigroup, Inc	2.500	09/26/18	304,507
500,000	Citigroup, Inc	2.050	12/07/18	502,182
500,000	Citigroup, Inc	2.550	04/08/19	507,570
500,000	Citigroup, Inc	2.500	07/29/19	506,827
750,000	Citigroup, Inc	2.700	03/30/21	755,814
2,700,000	Citigroup, Inc	4.500	01/14/22	2,957,350
2,600,000	Citigroup, Inc	3.500	05/15/23	2,600,348
750,000	Citigroup, Inc	3.750	06/16/24	777,152
500,000	Citigroup, Inc	4.000	08/05/24	504,743
750,000	Citigroup, Inc	3.875	03/26/25	743,473
1,000,000	Citigroup, Inc	3.300	04/27/25	1,002,955
525,000	Citigroup, Inc	4.400	06/10/25	535,578
400,000	Citigroup, Inc	5.500	09/13/25	437,908
1,000,000	Citigroup, Inc	3.700	01/12/26	1,026,694
750,000	Citigroup, Inc	4.600	03/09/26	769,348
1,100,000	Citigroup, Inc	4.300	11/20/26	1,095,223
1,250,000	Citigroup, Inc	4.450	09/29/27	1,258,442
200,000	Citigroup, Inc	5.875	01/30/42	240,739
34

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$225,000		Citigroup, Inc	6.675%	09/13/43	$272,775
750,000		Citigroup, Inc	4.650	07/30/45	785,656
300,000		Citizens Bank NA	1.600	12/04/17	298,408
300,000		Citizens Bank NA	2.300	12/03/18	301,746
250,000		Citizens Bank NA	2.500	03/14/19	252,498
300,000		Citizens Bank NA	2.450	12/04/19	299,661
100,000		Citizens Financial Group, Inc	4.350	08/01/25	103,565
300,000		Citizens Financial Group, Inc	4.300	12/03/25	310,733
200,000		Comerica Bank	4.000	07/27/25	200,788
50,000		Comerica, Inc	5.200	08/22/17	51,995
300,000		Comerica, Inc	2.500	06/02/20	301,312
200,000		Comerica, Inc	3.800	07/22/26	194,127
500,000		Commonwealth Bank of Australia	1.400	09/08/17	500,544
250,000		Commonwealth Bank of Australia	1.900	09/18/17	251,918
500,000		Commonwealth Bank of Australia	1.750	11/02/18	500,820
750,000		Commonwealth Bank of Australia	2.250	03/13/19	759,956
500,000		Commonwealth Bank of Australia	2.050	03/15/19	504,462
500,000		Commonwealth Bank of Australia	2.300	09/06/19	506,501
500,000		Commonwealth Bank of Australia	2.400	11/02/20	505,791
300,000		Commonwealth Bank of Australia	2.550	03/15/21	304,336
300,000		Compass Bank	1.850	09/29/17	300,426
300,000		Compass Bank	2.750	09/29/19	298,805
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	276,572
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	507,747
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	504,598
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,600,770
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,027,360
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	466,146
1,100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,189,608
1,000,000		Cooperatieve Rabobank UA	2.500	01/19/21	1,011,335
200,000		Corpbanca S.A.	3.125	01/15/18	201,078
300,000		Deutsche Bank AG	1.875	02/13/18	298,124
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,771,702
500,000	i	Deutsche Bank AG	4.296	05/24/28	430,051
300,000		Deutsche Bank AG.	3.125	01/13/21	298,396
300,000		Deutsche Bank AG.	4.100	01/13/26	295,746
400,000		Discover Bank	2.000	02/21/18	397,968
500,000		Discover Bank	2.600	11/13/18	501,336
215,000		Discover Bank	7.000	04/15/20	244,562
300,000		Discover Bank	3.100	06/04/20	302,313
300,000		Discover Bank	3.200	08/09/21	299,814
400,000		Discover Bank	4.200	08/08/23	418,259
200,000		Discover Bank	4.250	03/13/26	201,117
500,000		Fifth Third Bancorp	2.150	08/20/18	504,146
300,000		Fifth Third Bancorp	2.300	03/01/19	302,769
250,000		Fifth Third Bancorp	2.300	03/15/19	252,304
375,000		Fifth Third Bancorp	2.375	04/25/19	379,141
400,000		Fifth Third Bancorp	2.875	07/27/20	405,576
200,000		Fifth Third Bancorp	2.875	10/01/21	203,815
200,000		Fifth Third Bancorp	3.500	03/15/22	208,383
500,000		Fifth Third Bancorp	4.300	01/16/24	526,888
300,000		Fifth Third Bancorp	3.850	03/15/26	307,649
35

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$140,000	Fifth Third Bancorp	8.250%	03/01/38	$204,021
200,000	First Horizon National Corp	3.500	12/15/20	199,943
250,000	First Republic Bank	2.375	06/17/19	249,746
250,000	First Tennessee Bank NA	2.950	12/01/19	250,671
100,000	FirstMerit Corp	4.350	02/04/23	102,391
250,000	FirstMerit Corp	4.270	11/25/26	248,682
750,000	HSBC Bank USA NA	4.875	08/24/20	804,200
266,000	HSBC Bank USA NA	5.875	11/01/34	304,713
33,000	HSBC Bank USA NA	7.000	01/15/39	41,182
950,000	HSBC Holdings plc	3.400	03/08/21	969,604
150,000	HSBC Holdings plc	4.875	01/14/22	164,179
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,364,535
1,000,000	HSBC Holdings plc	4.250	08/18/25	987,680
225,000	HSBC Holdings plc	4.300	03/08/26	232,034
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,731,329
550,000	HSBC Holdings plc	6.100	01/14/42	686,553
275,000	HSBC Holdings plc	5.250	03/14/44	278,986
750,000	HSBC USA, Inc	2.625	09/24/18	760,564
500,000	HSBC USA, Inc	2.250	06/23/19	501,420
750,000	HSBC USA, Inc	2.375	11/13/19	753,604
500,000	HSBC USA, Inc	2.350	03/05/20	495,097
750,000	HSBC USA, Inc	2.750	08/07/20	753,791
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,016,151
200,000	Huntington Bancshares, Inc	2.600	08/02/18	201,661
500,000	Huntington Bancshares, Inc	3.150	03/14/21	507,415
200,000	Huntington National Bank	1.300	11/20/16	200,015
300,000	Huntington National Bank	1.700	02/26/18	297,720
250,000	Huntington National Bank	2.000	06/30/18	250,358
250,000	Huntington National Bank	2.200	11/06/18	251,073
300,000	Huntington National Bank	2.200	04/01/19	299,530
300,000	Huntington National Bank	2.400	04/01/20	297,781
750,000	Industrial & Commercial Bank of China Ltd	2.351	11/13/17	756,174
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	301,693
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	258,404
300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	305,270
625,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	639,659
500,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	514,551
200,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	216,059
1,850,000	JPMorgan Chase & Co	2.000	08/15/17	1,868,359
335,000	JPMorgan Chase & Co	6.000	01/15/18	360,818
400,000	JPMorgan Chase & Co	1.800	01/25/18	402,071
500,000	JPMorgan Chase & Co	1.700	03/01/18	501,709
500,000	JPMorgan Chase & Co	1.625	05/15/18	501,090
1,000,000	JPMorgan Chase & Co	2.350	01/28/19	1,018,617
500,000	JPMorgan Chase & Co	1.850	03/22/19	503,064
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	1,017,477
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,764,462
180,000	JPMorgan Chase & Co	4.950	03/25/20	198,717
1,350,000	JPMorgan Chase & Co	2.750	06/23/20	1,382,999
700,000	JPMorgan Chase & Co	4.400	07/22/20	762,795
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,970,914
1,000,000	JPMorgan Chase & Co	2.550	10/29/20	1,013,892
36

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		JPMorgan Chase & Co	2.550%	03/01/21	$2,018,418
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,133,963
500,000		JPMorgan Chase & Co	4.500	01/24/22	552,056
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,286,156
1,100,000		JPMorgan Chase & Co	3.200	01/25/23	1,130,062
750,000		JPMorgan Chase & Co	3.375	05/01/23	753,372
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,043,121
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,536,611
600,000		JPMorgan Chase & Co	3.900	07/15/25	638,024
750,000		JPMorgan Chase & Co	3.300	04/01/26	756,272
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	1,036,745
650,000		JPMorgan Chase & Co	4.250	10/01/27	676,434
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,154,797
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,151,978
1,300,000		JPMorgan Chase & Co	4.950	06/01/45	1,372,498
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	754,875
500,000		KeyBank NA	1.650	02/01/18	500,363
200,000		KeyBank NA	2.350	03/08/19	201,850
250,000		KeyBank NA	2.500	12/15/19	253,281
175,000		KeyBank NA	2.250	03/16/20	175,158
300,000		KeyBank NA	3.180	05/22/22	303,801
500,000		KeyBank NA	3.300	06/01/25	512,571
400,000		KeyCorp	2.300	12/13/18	402,449
200,000		KeyCorp	2.900	09/15/20	203,361
150,000		KeyCorp	5.100	03/24/21	166,066
300,000		Lloyds Bank plc	2.000	08/17/18	300,923
500,000		Lloyds Bank plc	2.300	11/27/18	504,162
1,000,000		Lloyds Bank plc	2.050	01/22/19	1,000,300
300,000		Lloyds Bank plc	2.400	03/17/20	301,044
300,000		Lloyds Bank plc	2.700	08/17/20	303,714
1,350,000		Lloyds Bank plc	3.500	05/14/25	1,396,989
500,000		Lloyds Banking Group plc	4.500	11/04/24	502,533
300,000		Lloyds Banking Group plc	4.650	03/24/26	297,454
200,000	g	Lloyds Banking Group plc	5.300	12/01/45	195,944
300,000		Manufacturers & Traders Trust Co	1.400	07/25/17	299,387
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	198,430
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	304,175
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	302,939
150,000		Manufacturers & Traders Trust Co	2.100	02/06/20	149,650
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	274,400
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	97,835
275,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	280,870
500,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	520,035
200,000		MUFG Americas Holdings Corp	1.625	02/09/18	199,349
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	497,640
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	195,499
350,000		National Australia Bank Ltd	1.875	07/23/18	351,954
300,000		National Australia Bank Ltd	2.300	07/25/18	304,451
300,000		National Australia Bank Ltd	2.000	01/14/19	301,985
350,000		National Australia Bank Ltd	2.625	07/23/20	356,769
300,000		National Australia Bank Ltd	2.625	01/14/21	305,486
200,000		National Australia Bank Ltd	3.000	01/20/23	204,253
37

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		National Australia Bank Ltd	3.375%	01/14/26	$311,393
500,000		National Bank of Canada	1.450	11/07/17	499,975
400,000		National Bank of Canada	2.100	12/14/18	403,460
350,000		Northern Trust Corp	2.375	08/02/22	356,953
500,000		Northern Trust Corp	3.950	10/30/25	539,577
300,000		People’s United Bank	4.000	07/15/24	295,409
100,000		People’s United Financial, Inc	3.650	12/06/22	100,004
300,000		PNC Bank NA	1.500	10/18/17	299,876
300,000		PNC Bank NA	1.500	02/23/18	300,344
300,000		PNC Bank NA	1.600	06/01/18	300,907
375,000		PNC Bank NA	1.850	07/20/18	378,366
300,000		PNC Bank NA	1.800	11/05/18	301,588
150,000		PNC Bank NA	2.200	01/28/19	152,295
500,000		PNC Bank NA	1.950	03/04/19	505,410
800,000		PNC Bank NA	2.250	07/02/19	812,840
600,000		PNC Bank NA	2.400	10/18/19	612,522
300,000		PNC Bank NA	2.300	06/01/20	303,131
300,000		PNC Bank NA	2.600	07/21/20	306,712
300,000		PNC Bank NA	2.450	11/05/20	305,234
750,000		PNC Bank NA	2.700	11/01/22	745,031
500,000		PNC Bank NA	2.950	01/30/23	503,861
300,000		PNC Bank NA	2.950	02/23/25	300,925
300,000		PNC Bank NA	3.250	06/01/25	307,228
150,000	i	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	151,573
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	315,658
645,000		PNC Funding Corp	5.125	02/08/20	718,856
50,000		PNC Funding Corp	4.375	08/11/20	54,791
500,000		Rabobank Nederland NV	4.500	01/11/21	549,506
350,000		Rabobank Nederland NV	5.250	05/24/41	415,026
250,000		Regions Bank	2.250	09/14/18	249,607
1,100,000		Regions Financial Corp	2.000	05/15/18	1,093,154
300,000		Regions Financial Corp	3.200	02/08/21	302,626
750,000		Royal Bank of Canada	1.125	07/22/16	750,855
500,000		Royal Bank of Canada	1.200	09/19/17	499,505
500,000		Royal Bank of Canada	1.400	10/13/17	500,673
500,000		Royal Bank of Canada	2.200	07/27/18	507,334
300,000		Royal Bank of Canada	1.800	07/30/18	301,526
500,000		Royal Bank of Canada	2.000	10/01/18	506,250
750,000		Royal Bank of Canada	2.000	12/10/18	757,424
600,000		Royal Bank of Canada	2.150	03/15/19	607,885
1,000,000		Royal Bank of Canada	2.200	09/23/19	1,019,275
750,000		Royal Bank of Canada	1.875	02/05/20	753,927
250,000		Royal Bank of Canada	2.150	03/06/20	254,642
500,000		Royal Bank of Canada	2.100	10/14/20	504,640
500,000		Royal Bank of Canada	2.350	10/30/20	506,492
500,000		Royal Bank of Canada	2.500	01/19/21	510,766
750,000		Royal Bank of Canada	2.300	03/22/21	756,731
500,000		Royal Bank of Canada	4.650	01/27/26	507,591
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	280,550
750,000		Royal Bank of Scotland Group plc	4.800	04/05/26	752,483
500,000		Santander Bank NA	2.000	01/12/18	495,784
200,000		Santander Holdings USA, Inc	3.450	08/27/18	203,427
38

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Santander Holdings USA, Inc	2.650%	04/17/20	$247,316
250,000	Santander Holdings USA, Inc	4.500	07/17/25	257,117
400,000	Santander Issuances SAU	5.179	11/19/25	387,745
300,000	Santander UK Group Holdings plc	2.875	10/16/20	298,478
200,000	Santander UK Group Holdings plc	3.125	01/08/21	201,170
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	506,228
250,000	Societe Generale S.A.	2.750	10/12/17	253,207
400,000	Societe Generale S.A.	2.625	10/01/18	407,218
250,000	Sovereign Bank	8.750	05/30/18	278,548
500,000	Sumitomo Mitsui Banking Corp	1.350	07/11/17	498,047
250,000	Sumitomo Mitsui Banking Corp	1.800	07/18/17	250,222
300,000	Sumitomo Mitsui Banking Corp	1.500	01/18/18	298,693
250,000	Sumitomo Mitsui Banking Corp	2.500	07/19/18	253,511
250,000	Sumitomo Mitsui Banking Corp	1.950	07/23/18	250,789
300,000	Sumitomo Mitsui Banking Corp	2.450	01/10/19	304,943
500,000	Sumitomo Mitsui Banking Corp	2.050	01/18/19	502,223
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	505,769
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	254,681
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	303,129
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	257,037
300,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	303,687
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	319,911
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	514,473
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	262,277
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	509,728
500,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	514,991
150,000	SunTrust Banks, Inc	3.500	01/20/17	152,352
100,000	SunTrust Banks, Inc	6.000	09/11/17	105,742
300,000	SunTrust Banks, Inc	7.250	03/15/18	329,171
200,000	SunTrust Banks, Inc	2.350	11/01/18	201,419
300,000	SunTrust Banks, Inc	2.900	03/03/21	304,565
225,000	SunTrust Banks, Inc	2.750	05/01/23	220,953
50,000	SVB Financial Group	5.375	09/15/20	55,580
200,000	Svenska Handelsbanken AB	3.125	07/12/16	201,248
300,000	Svenska Handelsbanken AB	2.875	04/04/17	304,845
500,000	Svenska Handelsbanken AB	1.625	03/21/18	501,884
300,000	Svenska Handelsbanken AB	2.500	01/25/19	307,264
500,000	Svenska Handelsbanken AB	2.250	06/17/19	508,211
300,000	Svenska Handelsbanken AB	2.400	10/01/20	302,802
750,000	Svenska Handelsbanken AB	2.450	03/30/21	757,517
500,000	Toronto-Dominion Bank	1.125	05/02/17	500,400
500,000	Toronto-Dominion Bank	1.625	03/13/18	502,105
400,000	Toronto-Dominion Bank	1.400	04/30/18	399,744
400,000	Toronto-Dominion Bank	1.750	07/23/18	401,790
600,000	Toronto-Dominion Bank	2.625	09/10/18	614,992
500,000	Toronto-Dominion Bank	1.950	01/22/19	504,611
500,000	Toronto-Dominion Bank	2.125	07/02/19	507,668
300,000	Toronto-Dominion Bank	2.250	11/05/19	304,109
300,000	Toronto-Dominion Bank	2.500	12/14/20	306,171
400,000	Toronto-Dominion Bank	2.125	04/07/21	399,320
250,000	Union Bank NA	2.625	09/26/18	254,499
225,000	UnionBanCal Corp	3.500	06/18/22	233,643
39

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$940,000	US Bancorp	1.650%	05/15/17	$946,495
1,000,000	US Bancorp	1.950	11/15/18	1,015,913
500,000	US Bancorp	2.200	04/25/19	509,460
200,000	US Bancorp	2.950	07/15/22	205,348
375,000	US Bancorp	3.700	01/30/24	407,239
500,000	US Bancorp	3.600	09/11/24	527,115
500,000	US Bank NA	1.350	01/26/18	501,428
500,000	US Bank NA	2.125	10/28/19	509,318
500,000	US Bank NA	2.800	01/27/25	510,368
1,000,000	Wells Fargo Bank NA	1.650	01/22/18	1,007,973
500,000	Westpac Banking Corp	1.200	05/19/17	499,522
400,000	Westpac Banking Corp	2.000	08/14/17	403,808
500,000	Westpac Banking Corp	1.500	12/01/17	501,657
750,000	Westpac Banking Corp	1.600	01/12/18	750,982
500,000	Westpac Banking Corp	2.250	07/30/18	508,044
1,000,000	Westpac Banking Corp	1.950	11/23/18	1,008,635
500,000	Westpac Banking Corp	2.250	01/17/19	507,959
75,000	Westpac Banking Corp	4.875	11/19/19	82,791
600,000	Westpac Banking Corp	2.300	05/26/20	607,846
	TOTAL BANKS			215,939,075

CAPITAL GOODS - 0.9%
42,000	Agilent Technologies, Inc	6.500	11/01/17	44,524
100,000	Agilent Technologies, Inc	5.000	07/15/20	110,899
100,000	Agilent Technologies, Inc	3.200	10/01/22	101,305
400,000	Agilent Technologies, Inc	3.875	07/15/23	418,258
250,000	Applied Materials, Inc	2.625	10/01/20	258,391
200,000	Applied Materials, Inc	4.300	06/15/21	220,336
250,000	Applied Materials, Inc	3.900	10/01/25	265,330
250,000	Applied Materials, Inc	5.100	10/01/35	271,994
100,000	Applied Materials, Inc	5.850	06/15/41	118,365
200,000	Arrow Electronics, Inc	3.000	03/01/18	202,468
200,000	Arrow Electronics, Inc	5.125	03/01/21	215,932
200,000	Arrow Electronics, Inc	3.500	04/01/22	200,469
200,000	Arrow Electronics, Inc	4.000	04/01/25	200,292
300,000	Avnet, Inc	4.875	12/01/22	315,727
200,000	Avnet, Inc	4.625	04/15/26	202,257
100,000	Carlisle Cos, Inc	5.125	12/15/20	108,728
100,000	Carlisle Cos, Inc	3.750	11/15/22	102,212
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	530,749
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	501,442
300,000	Caterpillar Financial Services Corp	1.500	02/23/18	301,677
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	216,739
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	205,568
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,571,796
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	307,714
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	153,654
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	201,495
200,000	Caterpillar Financial Services Corp	2.500	11/13/20	205,733
200,000	Caterpillar Financial Services Corp	2.750	08/20/21	205,835
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	751,213
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	418,081
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$525,000	Caterpillar Financial Services Corp	3.250%	12/01/24	$547,064
50,000	Caterpillar, Inc	5.700	08/15/16	50,905
200,000	Caterpillar, Inc	3.900	05/27/21	219,223
200,000	Caterpillar, Inc	3.400	05/15/24	210,397
738,000	Caterpillar, Inc	3.803	08/15/42	716,413
300,000	Caterpillar, Inc	4.300	05/15/44	312,859
100,000	Crane Co	2.750	12/15/18	101,916
300,000	CRH America, Inc	5.750	01/15/21	337,407
200,000	Cummins, Inc	3.650	10/01/23	211,337
200,000	Cummins, Inc	4.875	10/01/43	221,212
450,000	Danaher Corp	5.625	01/15/18	484,454
300,000	Danaher Corp	2.400	09/15/20	309,858
200,000	Danaher Corp	3.900	06/23/21	218,859
200,000	Danaher Corp	3.350	09/15/25	212,832
200,000	Danaher Corp	4.375	09/15/45	223,448
150,000	Deere & Co	2.600	06/08/22	153,370
218,000	Deere & Co	5.375	10/16/29	262,789
650,000	Deere & Co	3.900	06/09/42	644,823
150,000	Dover Corp	5.450	03/15/18	161,589
325,000	Dover Corp	3.150	11/15/25	334,956
100,000	Dover Corp	5.375	03/01/41	123,052
600,000	Eaton Corp	1.500	11/02/17	600,559
200,000	Eaton Corp	5.600	05/15/18	216,261
1,075,000	Eaton Corp	2.750	11/02/22	1,076,170
150,000	Eaton Corp	4.000	11/02/32	151,804
250,000	Eaton Corp	4.150	11/02/42	251,047
200,000	Emerson Electric Co	5.250	11/15/39	235,224
300,000	Emerson Electric Co	5.250	10/15/18	330,172
400,000	Emerson Electric Co	4.875	10/15/19	440,327
350,000	Emerson Electric Co	2.625	02/15/23	355,071
200,000	Emerson Electric Co	3.150	06/01/25	206,182
150,000	Flowserve Corp	3.500	09/15/22	148,059
200,000	Flowserve Corp	4.000	11/15/23	199,857
100,000	FMC Technologies, Inc	2.000	10/01/17	97,241
100,000	FMC Technologies, Inc	3.450	10/01/22	88,913
600,000	General Dynamics Corp	2.250	11/15/22	606,841
225,000	General Dynamics Corp	3.600	11/15/42	225,165
100,000	IDEX Corp	4.500	12/15/20	106,898
200,000	IDEX Corp	4.200	12/15/21	211,858
300,000	Illinois Tool Works, Inc	1.950	03/01/19	304,174
100,000	Illinois Tool Works, Inc	6.250	04/01/19	113,490
200,000	Illinois Tool Works, Inc	4.875	09/15/41	230,661
500,000	Illinois Tool Works, Inc	3.900	09/01/42	505,505
170,000	Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	188,269
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	255,693
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	323,558
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	238,297
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	100,421
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	102,464
100,000	John Deere Capital Corp	1.050	12/15/16	100,166
100,000	John Deere Capital Corp	2.000	01/13/17	100,870
800,000	John Deere Capital Corp	5.500	04/13/17	837,805
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	John Deere Capital Corp	1.125%	06/12/17	$300,479
250,000	John Deere Capital Corp	1.200	10/10/17	250,007
500,000	John Deere Capital Corp	1.550	12/15/17	503,360
500,000	John Deere Capital Corp	1.300	03/12/18	500,921
350,000	John Deere Capital Corp	1.600	07/13/18	352,850
500,000	John Deere Capital Corp	1.750	08/10/18	504,786
200,000	John Deere Capital Corp	1.950	12/13/18	202,953
300,000	John Deere Capital Corp	1.950	01/08/19	304,368
350,000	John Deere Capital Corp	1.700	01/15/20	349,278
125,000	John Deere Capital Corp	2.450	09/11/20	128,028
175,000	John Deere Capital Corp	2.550	01/08/21	179,495
400,000	John Deere Capital Corp	2.800	03/04/21	413,358
200,000	John Deere Capital Corp	3.150	10/15/21	210,595
200,000	John Deere Capital Corp	2.800	01/27/23	202,745
300,000	John Deere Capital Corp	2.800	03/06/23	304,955
300,000	John Deere Capital Corp	3.350	06/12/24	313,273
125,000	John Deere Capital Corp	3.400	09/11/25	131,922
200,000	Kennametal, Inc	2.650	11/01/19	188,136
150,000	Kennametal, Inc	3.875	02/15/22	143,722
200,000	KLA-Tencor Corp	2.375	11/01/17	200,958
200,000	KLA-Tencor Corp	3.375	11/01/19	203,294
200,000	KLA-Tencor Corp	4.125	11/01/21	208,929
200,000	KLA-Tencor Corp	4.650	11/01/24	202,384
200,000	KLA-Tencor Corp	5.650	11/01/34	198,769
200,000	Lam Research Corp	2.750	03/15/20	196,678
200,000	Lam Research Corp	3.800	03/15/25	191,481
100,000	Legrand France S.A.	8.500	02/15/25	135,002
400,000	Lockheed Martin Corp	7.650	05/01/16	402,000
225,000	Lockheed Martin Corp	1.850	11/23/18	227,605
325,000	Lockheed Martin Corp	2.500	11/23/20	333,026
200,000	Lockheed Martin Corp	3.350	09/15/21	211,726
500,000	Lockheed Martin Corp	3.100	01/15/23	518,768
300,000	Lockheed Martin Corp	2.900	03/01/25	304,846
200,000	Lockheed Martin Corp	3.550	01/15/26	211,706
300,000	Lockheed Martin Corp	3.600	03/01/35	291,854
500,000	Lockheed Martin Corp	4.500	05/15/36	537,965
350,000	Lockheed Martin Corp	4.850	09/15/41	395,328
1,108,000	Lockheed Martin Corp	4.070	12/15/42	1,119,879
500,000	Lockheed Martin Corp	4.700	05/15/46	559,234
300,000	Mosaic Co	4.250	11/15/23	313,498
300,000	Mosaic Co	5.450	11/15/33	308,503
100,000	Mosaic Co	4.875	11/15/41	93,961
300,000	Mosaic Co	5.625	11/15/43	311,813
250,000	Parker-Hannifin Corp	3.500	09/15/22	267,423
300,000	Parker-Hannifin Corp	3.300	11/21/24	315,729
200,000	Parker-Hannifin Corp	4.200	11/21/34	212,274
200,000	Parker-Hannifin Corp	4.450	11/21/44	217,648
225,000	Pentair Finance S.A.	2.650	12/01/19	221,070
200,000	Pentair Finance S.A.	3.625	09/15/20	201,638
100,000	Pentair Finance S.A.	3.150	09/15/22	96,175
200,000	Pentair Finance S.A.	4.650	09/15/25	205,665
275,000	Precision Castparts Corp	2.500	01/15/23	276,455
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Precision Castparts Corp	3.250%	06/15/25	$312,878
400,000		Precision Castparts Corp	4.200	06/15/35	416,642
100,000		Precision Castparts Corp	3.900	01/15/43	102,708
50,000		Raytheon Co	4.400	02/15/20	55,320
450,000		Raytheon Co	3.125	10/15/20	479,512
500,000		Raytheon Co	2.500	12/15/22	513,015
300,000		Raytheon Co	3.150	12/15/24	316,608
200,000		Raytheon Co	7.200	08/15/27	279,638
100,000		Raytheon Co	4.700	12/15/41	114,130
150,000		Raytheon Co	4.200	12/15/44	162,463
300,000		Reliance Steel & Aluminum Co	4.500	04/15/23	289,296
700,000		Rockwell Automation, Inc	2.050	03/01/20	708,273
100,000		Rockwell Automation, Inc	6.250	12/01/37	129,521
100,000		Rockwell Collins, Inc	3.100	11/15/21	103,495
125,000		Rockwell Collins, Inc	3.700	12/15/23	133,633
125,000		Rockwell Collins, Inc	4.800	12/15/43	140,499
200,000		Roper Industries, Inc	1.850	11/15/17	200,193
125,000		Roper Industries, Inc	2.050	10/01/18	126,217
100,000		Roper Industries, Inc	6.250	09/01/19	111,892
200,000		Roper Industries, Inc	3.125	11/15/22	199,057
200,000		Roper Technologies, Inc	3.000	12/15/20	204,432
200,000		Roper Technologies, Inc	3.850	12/15/25	206,718
100,000		Snap-on, Inc	4.250	01/15/18	105,154
200,000		Stanley Black & Decker, Inc	2.451	11/17/18	203,121
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	264,886
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	610,048
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	112,590
250,000		Textron, Inc	5.600	12/01/17	262,707
500,000		Textron, Inc	3.650	03/01/21	515,415
150,000		Textron, Inc	4.000	03/15/26	153,854
250,000		Timken Co	3.875	09/01/24	245,496
200,000		Trinity Industries, Inc	4.550	10/01/24	166,942
200,000		Tupperware Brands Corp	4.750	06/01/21	207,693
300,000		Tyco International Finance S.A.	3.900	02/14/26	311,467
200,000		Tyco International Finance S.A.	5.125	09/14/45	214,203
250,000		United Technologies Corp	1.800	06/01/17	252,436
1,400,000		United Technologies Corp	5.375	12/15/17	1,499,880
500,000	i	United Technologies Corp (Step Bond)	1.778	05/04/18	501,228
825,000		United Technologies Corp	3.100	06/01/22	873,799
280,000		United Technologies Corp	5.400	05/01/35	335,362
280,000		United Technologies Corp	6.050	06/01/36	350,365
145,000		United Technologies Corp	5.700	04/15/40	181,019
1,650,000		United Technologies Corp	4.500	06/01/42	1,788,273
500,000		United Technologies Corp	4.150	05/15/45	519,092
34,000		Valmont Industries, Inc	6.625	04/20/20	38,184
200,000		Valmont Industries, Inc	5.000	10/01/44	178,780
100,000		Valmont Industries, Inc	5.250	10/01/54	86,009
300,000		WW Grainger, Inc	4.600	06/15/45	336,724
100,000		Xylem, Inc	3.550	09/20/16	100,091
300,000		Xylem, Inc	4.875	10/01/21	323,441
		TOTAL CAPITAL GOODS			55,159,882
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
$355,000	21st Century Fox America, Inc	7.250%	05/18/18	$393,907
1,250,000	21st Century Fox America, Inc	3.000	09/15/22	1,287,934
200,000	21st Century Fox America, Inc	4.000	10/01/23	215,514
200,000	21st Century Fox America, Inc	3.700	09/15/24	210,646
200,000	21st Century Fox America, Inc	3.700	10/15/25	209,507
1,325,000	21st Century Fox America, Inc	6.200	12/15/34	1,594,106
1,000,000	21st Century Fox America, Inc	6.150	02/15/41	1,194,746
225,000	21st Century Fox America, Inc	5.400	10/01/43	248,046
500,000	21st Century Fox America, Inc	4.750	09/15/44	517,721
300,000	21st Century Fox America, Inc	4.950	10/15/45	320,831
175,000	Air Lease Corp	2.125	01/15/18	173,250
200,000	Air Lease Corp	2.625	09/04/18	198,766
600,000	Air Lease Corp	3.375	01/15/19	598,125
200,000	Air Lease Corp	3.875	04/01/21	203,250
500,000	Air Lease Corp	3.750	02/01/22	498,060
500,000	Daimler Finance North America LLC	8.500	01/18/31	766,832
300,000	eBay, Inc	1.350	07/15/17	299,399
400,000	eBay, Inc	2.500	03/09/18	406,535
300,000	eBay, Inc	2.200	08/01/19	301,642
200,000	eBay, Inc	3.250	10/15/20	205,918
300,000	eBay, Inc	2.875	08/01/21	303,660
400,000	eBay, Inc	2.600	07/15/22	383,492
400,000	eBay, Inc	3.450	08/01/24	394,962
200,000	eBay, Inc	4.000	07/15/42	156,219
150,000	Equifax, Inc	6.300	07/01/17	158,464
200,000	Equifax, Inc	3.300	12/15/22	204,234
300,000	Fluor Corp	3.500	12/15/24	311,280
200,000	Fortune Brands Home & Security, Inc	3.000	06/15/20	202,522
200,000	Fortune Brands Home & Security, Inc	4.000	06/15/25	203,591
500,000	Howard Hughes Medical Institute	3.500	09/01/23	535,143
500,000	MasterCard, Inc	3.375	04/01/24	534,916
200,000	McGraw-Hill Cos, Inc	5.900	11/15/17	213,339
300,000	McGraw-Hill Financial, Inc	2.500	08/15/18	304,039
300,000	McGraw-Hill Financial, Inc	3.300	08/14/20	311,606
300,000	McGraw-Hill Financial, Inc	4.000	06/15/25	312,711
300,000	McGraw-Hill Financial, Inc	4.400	02/15/26	326,224
200,000	Moody’s Corp	2.750	07/15/19	205,204
400,000	Moody’s Corp	4.875	02/15/24	439,832
200,000	Moody’s Corp	5.250	07/15/44	222,638
100,000	Partners Healthcare System, Inc	4.117	07/01/55	97,360
329,000	Reed Elsevier Capital, Inc	3.125	10/15/22	328,032
63,000	Republic Services, Inc	5.500	09/15/19	69,965
265,000	Republic Services, Inc	5.000	03/01/20	290,246
580,000	Republic Services, Inc	5.250	11/15/21	660,807
250,000	Republic Services, Inc	3.550	06/01/22	263,981
750,000	Republic Services, Inc	3.200	03/15/25	754,306
30,000	Republic Services, Inc	6.200	03/01/40	36,698
300,000	Republic Services, Inc	5.700	05/15/41	352,721
300,000	Thomson Reuters Corp	0.875	05/23/16	299,930
300,000	Thomson Reuters Corp	1.650	09/29/17	300,394
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$345,000	Thomson Reuters Corp	6.500%	07/15/18	$380,362
100,000	Thomson Reuters Corp	4.300	11/23/23	106,210
145,000	Thomson Reuters Corp	5.850	04/15/40	158,673
400,000	Thomson Reuters Corp	4.500	05/23/43	365,984
200,000	Thomson Reuters Corp	5.650	11/23/43	213,376
750,000	Visa, Inc	1.200	12/14/17	754,483
1,500,000	Visa, Inc	2.200	12/14/20	1,537,929
600,000	Visa, Inc	2.800	12/14/22	626,362
1,025,000	Visa, Inc	3.150	12/14/25	1,070,468
1,500,000	Visa, Inc	4.300	12/14/45	1,641,522
310,000	Waste Management, Inc	4.600	03/01/21	332,735
850,000	Waste Management, Inc	2.900	09/15/22	866,641
1,000,000	Waste Management, Inc	3.500	05/15/24	1,046,304
100,000	Waste Management, Inc	3.900	03/01/35	97,092
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			28,221,392

CONSUMER DURABLES & APPAREL - 0.1%
200,000	Hasbro, Inc	3.150	05/15/21	204,718
100,000	Hasbro, Inc	6.350	03/15/40	117,312
200,000	Hasbro, Inc	5.100	05/15/44	202,648
200,000	Leggett & Platt, Inc	3.400	08/15/22	203,170
150,000	Mattel, Inc	1.700	03/15/18	148,569
200,000	Mattel, Inc	2.350	05/06/19	202,596
100,000	Mattel, Inc	4.350	10/01/20	107,661
150,000	Mattel, Inc	3.150	03/15/23	146,586
100,000	Mattel, Inc	5.450	11/01/41	104,034
100,000	Mohawk Industries, Inc	3.850	02/01/23	103,295
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	100,016
300,000	Newell Rubbermaid, Inc	2.600	03/29/19	304,421
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	303,349
250,000	Newell Rubbermaid, Inc	3.150	04/01/21	256,919
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	206,080
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	363,120
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	204,227
100,000	Newell Rubbermaid, Inc	3.900	11/01/25	99,374
425,000	Newell Rubbermaid, Inc	4.200	04/01/26	444,507
350,000	Newell Rubbermaid, Inc	5.375	04/01/36	371,734
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	811,953
300,000	Nike, Inc	2.250	05/01/23	307,445
300,000	Nike, Inc	3.625	05/01/43	298,761
500,000	NIKE, Inc	3.875	11/01/45	523,309
150,000	NVR, Inc	3.950	09/15/22	156,085
200,000	Ralph Lauren Corp	2.125	09/26/18	204,228
200,000	Ralph Lauren Corp	2.625	08/18/20	206,347
200,000	Signet UK Finance plc	4.700	06/15/24	198,261
220,000	VF Corp	6.450	11/01/37	286,909
400,000	Whirlpool Corp	1.650	11/01/17	400,904
100,000	Whirlpool Corp	2.400	03/01/19	101,324
150,000	Whirlpool Corp	4.700	06/01/22	164,927
100,000	Whirlpool Corp	3.700	03/01/23	104,012
100,000	Whirlpool Corp	4.000	03/01/24	104,613
100,000	Whirlpool Corp	5.150	03/01/43	104,160
	TOTAL CONSUMER DURABLES & APPAREL			8,167,574
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 0.3%
$100,000	Board of Trustees of The Leland Stanford Junior University	4.750%	05/01/19	$110,673
300,000	Board of Trustees of The Leland Stanford Junior University	3.460	05/01/47	301,621
200,000	Brinker International, Inc	3.875	05/15/23	196,461
200,000	California Institute of Technology	4.321	08/01/45	222,222
200,000	Catholic Health Initiatives	2.600	08/01/18	203,733
500,000	Catholic Health Initiatives	2.950	11/01/22	501,300
200,000	Catholic Health Initiatives	4.200	08/01/23	214,328
100,000	Cintas Corp No 2	4.300	06/01/21	108,899
200,000	Cintas Corp No 2	3.250	06/01/22	208,681
100,000	Cornell University	5.450	02/01/19	111,492
100,000	Darden Restaurants, Inc	7.050	10/15/37	108,054
75,000	Dartmouth College	4.750	06/01/19	82,943
300,000	Dun & Bradstreet Corp	3.250	12/01/17	301,696
200,000	Dun & Bradstreet Corp	4.000	06/15/20	198,702
100,000	George Washington University	3.485	09/15/22	104,773
300,000	George Washington University	4.300	09/15/44	308,827
200,000	George Washington University	4.868	09/15/45	224,782
100,000	Hyatt Hotels Corp	3.875	08/15/16	100,734
200,000	Hyatt Hotels Corp	3.375	07/15/23	195,982
100,000	Hyatt Hotels Corp	4.850	03/15/26	104,392
19,000	Johns Hopkins University	5.250	07/01/19	21,158
200,000	Marriott International, Inc	3.000	03/01/19	204,327
200,000	Marriott International, Inc	3.375	10/15/20	206,969
300,000	Marriott International, Inc	2.875	03/01/21	303,032
200,000	Marriott International, Inc	3.125	10/15/21	203,750
200,000	Marriott International, Inc	3.250	09/15/22	202,215
250,000	Massachusetts Institute of Technology	5.600	07/01/11	319,000
200,000	Massachusetts Institute of Technology	4.678	07/01/14	216,892
500,000	McDonald’s Corp	2.100	12/07/18	510,229
300,000	McDonald’s Corp	1.875	05/29/19	303,388
250,000	McDonald’s Corp	2.200	05/26/20	254,750
720,000	McDonald’s Corp	3.500	07/15/20	768,017
500,000	McDonald’s Corp	2.750	12/09/20	518,085
550,000	McDonald’s Corp	2.625	01/15/22	569,297
250,000	McDonald’s Corp	3.375	05/26/25	260,599
500,000	McDonald’s Corp	3.700	01/30/26	529,981
500,000	McDonald’s Corp	4.700	12/09/35	537,426
280,000	McDonald’s Corp	6.300	03/01/38	352,664
500,000	McDonald’s Corp	3.625	05/01/43	449,222
250,000	McDonald’s Corp	4.600	05/26/45	261,629
500,000	McDonald’s Corp	4.875	12/09/45	546,393
200,000	Metropolitan Museum of Art	3.400	07/01/45	190,306
200,000	Northwestern University	3.688	12/01/38	210,238
200,000	Northwestern University	3.868	12/01/48	210,927
750,000	President and Fellows of Harvard College	3.619	10/01/37	764,424
100,000	Princeton University	4.950	03/01/19	110,643
220,000	Princeton University	5.700	03/01/39	300,623
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	201,452
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.750	03/15/25	207,595
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Trinity Acquisition plc	3.500%	09/15/21	$203,560
100,000	Trinity Acquisition plc	4.625	08/15/23	104,761
200,000	Trinity Acquisition plc	4.400	03/15/26	202,986
100,000	Trinity Acquisition plc	6.125	08/15/43	110,490
200,000	University of Notre Dame du Lac	3.438	02/15/45	196,560
25,000	Vanderbilt University	5.250	04/01/19	27,833
70,000	Walt Disney Co	5.625	09/15/16	71,554
500,000	Walt Disney Co	0.875	05/30/17	500,527
700,000	Walt Disney Co	1.100	12/01/17	703,321
300,000	Walt Disney Co	1.650	01/08/19	305,259
500,000	Walt Disney Co	1.850	05/30/19	510,443
200,000	Walt Disney Co	2.150	09/17/20	205,474
300,000	Walt Disney Co	2.300	02/12/21	309,893
850,000	Walt Disney Co	2.550	02/15/22	879,098
200,000	Walt Disney Co	3.150	09/17/25	214,942
300,000	Walt Disney Co	3.000	02/13/26	318,245
100,000	Walt Disney Co	4.375	08/16/41	110,309
200,000	Walt Disney Co	3.700	12/01/42	200,723
800,000	Walt Disney Co	4.125	06/01/44	858,267
200,000	William Marsh Rice University	3.574	05/15/45	198,169
200,000	William Marsh Rice University	3.774	05/15/55	205,253
150,000	Wyndham Worldwide Corp	2.500	03/01/18	150,045
200,000	Wyndham Worldwide Corp	4.250	03/01/22	205,692
200,000	Wyndham Worldwide Corp	3.900	03/01/23	202,515
200,000	Wyndham Worldwide Corp	5.100	10/01/25	212,869
200,000	Yale University	2.086	04/15/19	204,958
	TOTAL CONSUMER SERVICES			21,059,272

DIVERSIFIED FINANCIALS - 3.2%
500,000	Abbey National Treasury Services plc	3.050	08/23/18	513,862
500,000	Abbey National Treasury Services plc	2.000	08/24/18	502,901
500,000	Abbey National Treasury Services plc	2.500	03/14/19	505,775
500,000	Abbey National Treasury Services plc	2.350	09/10/19	501,980
500,000	Abbey National Treasury Services plc	4.000	03/13/24	533,180
150,000	ABN Amro Bank NV	4.650	06/04/18	154,296
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	206,044
20,000	Ahold Finance USA LLC	6.875	05/01/29	25,492
400,000	American Express Co	6.150	08/28/17	425,375
190,000	American Express Co	7.000	03/19/18	208,596
300,000	American Express Co	1.550	05/22/18	298,987
293,000	American Express Co	2.650	12/02/22	292,165
300,000	American Express Co	3.625	12/05/24	302,250
329,000	American Express Co	4.050	12/03/42	328,077
500,000	American Express Credit Corp	1.125	06/05/17	499,487
1,175,000	American Express Credit Corp	2.125	07/27/18	1,183,340
500,000	American Express Credit Corp	1.800	07/31/18	502,232
350,000	American Express Credit Corp	1.875	11/05/18	352,213
750,000	American Express Credit Corp	2.125	03/18/19	758,956
500,000	American Express Credit Corp	2.250	08/15/19	506,335
575,000	American Express Credit Corp	2.375	05/26/20	583,745
500,000	American Express Credit Corp	2.600	09/14/20	512,339
300,000	American Honda Finance Corp	1.200	07/14/17	300,550
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		American Honda Finance Corp	1.500%	03/13/18	$301,657
500,000		American Honda Finance Corp	1.600	07/13/18	503,008
300,000		American Honda Finance Corp	2.125	10/10/18	305,450
200,000		American Honda Finance Corp	1.700	02/22/19	201,699
500,000		American Honda Finance Corp	2.250	08/15/19	511,764
200,000		American Honda Finance Corp	2.150	03/13/20	202,877
300,000		American Honda Finance Corp	2.450	09/24/20	309,276
295,000		Ameriprise Financial, Inc	5.300	03/15/20	330,297
400,000		Ameriprise Financial, Inc	4.000	10/15/23	423,020
300,000		Ameriprise Financial, Inc	3.700	10/15/24	310,861
300,000		Ares Capital Corp	4.875	11/30/18	308,254
150,000		Ares Capital Corp	3.875	01/15/20	153,755
100,000	i	Bank of New York Mellon Corp (Step Bond)	1.969	06/20/17	100,961
500,000		Bank of New York Mellon Corp	1.300	01/25/18	500,749
1,000,000		Bank of New York Mellon Corp	2.300	09/11/19	1,025,118
300,000		Bank of New York Mellon Corp	2.600	08/17/20	309,100
500,000		Bank of New York Mellon Corp	2.450	11/27/20	510,205
375,000		Bank of New York Mellon Corp	2.500	04/15/21	382,581
500,000		Bank of New York Mellon Corp	3.550	09/23/21	533,300
250,000		Bank of New York Mellon Corp	3.650	02/04/24	264,914
800,000		Bank of New York Mellon Corp	3.250	09/11/24	824,443
500,000		Bank of New York Mellon Corp	3.000	02/24/25	506,290
500,000		Barclays Bank plc	5.140	10/14/20	533,908
1,200,000		Barclays Bank plc	4.375	09/11/24	1,128,186
116,000		Bear Stearns Cos LLC	5.550	01/22/17	119,694
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	403,767
300,000		Berkshire Hathaway, Inc	2.100	08/14/19	305,833
750,000		Berkshire Hathaway, Inc	2.200	03/15/21	765,600
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	219,008
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	311,422
750,000		Berkshire Hathaway, Inc	2.750	03/15/23	765,110
750,000		Berkshire Hathaway, Inc	3.125	03/15/26	770,892
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	327,905
210,000		BlackRock, Inc	6.250	09/15/17	225,496
390,000		BlackRock, Inc	5.000	12/10/19	436,432
125,000		BlackRock, Inc	3.375	06/01/22	133,341
500,000		BlackRock, Inc	3.500	03/18/24	530,191
200,000		Block Financial LLC	5.500	11/01/22	215,551
200,000		Block Financial LLC	5.250	10/01/25	210,804
1,000,000		BNP Paribas S.A.	2.700	08/20/18	1,022,442
300,000		BNP Paribas S.A.	2.400	12/12/18	304,965
500,000		BNP Paribas S.A.	2.450	03/17/19	508,760
325,000		BNP Paribas S.A.	2.375	05/21/20	327,079
700,000		BNP Paribas S.A.	5.000	01/15/21	782,557
300,000		BNP Paribas S.A.	3.250	03/03/23	309,246
500,000		BNP Paribas S.A.	4.250	10/15/24	506,317
200,000		Broadridge Financial Solutions, Inc	3.950	09/01/20	211,583
300,000		Brookfield Asset Management, Inc	4.000	01/15/25	305,188
500,000		Capital One Financial Corp	3.750	04/24/24	514,684
200,000		Capital One Financial Corp	3.200	02/05/25	198,081
500,000		Capital One Financial Corp	4.200	10/29/25	506,477
300,000		Charles Schwab Corp	2.200	07/25/18	304,270
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Charles Schwab Corp	4.450%	07/22/20	$110,434
200,000		Charles Schwab Corp	3.225	09/01/22	209,231
200,000		Charles Schwab Corp	3.000	03/10/25	202,803
350,000		CME Group, Inc	3.000	09/15/22	363,067
300,000		CME Group, Inc	3.000	03/15/25	304,170
200,000		CME Group, Inc	5.300	09/15/43	239,205
1,500,000		Credit Suisse	1.375	05/26/17	1,495,848
750,000		Credit Suisse	1.700	04/27/18	746,838
1,000,000		Credit Suisse	2.300	05/28/19	1,009,677
2,250,000		Credit Suisse	5.400	01/14/20	2,439,461
325,000		Credit Suisse	3.000	10/29/21	331,677
1,000,000		Credit Suisse	3.625	09/09/24	1,014,340
500,000		Credit Suisse Group Funding Guernsey Ltd	2.750	03/26/20	493,603
750,000	g	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	746,180
450,000		Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	447,995
1,050,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,003,497
750,000		Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	714,709
850,000		Diageo Investment Corp	2.875	05/11/22	888,944
100,000		Diageo Investment Corp	4.250	05/11/42	107,390
200,000		Digital Realty Trust LP	3.400	10/01/20	204,543
200,000		Digital Realty Trust LP	3.950	07/01/22	203,696
300,000		Digital Realty Trust LP	3.625	10/01/22	298,031
200,000		Digital Realty Trust LP	4.750	10/01/25	203,707
100,000		Discover Financial Services	5.200	04/27/22	106,957
200,000		Discover Financial Services	3.950	11/06/24	197,737
17,000		Eaton Vance Corp	6.500	10/02/17	18,152
300,000		Eaton Vance Corp	3.625	06/15/23	313,774
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	810,609
500,000		Ford Motor Credit Co LLC	1.724	12/06/17	496,355
500,000		Ford Motor Credit Co LLC	2.145	01/09/18	499,461
900,000		Ford Motor Credit Co LLC	2.375	01/16/18	904,247
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,056,056
500,000		Ford Motor Credit Co LLC	2.240	06/15/18	499,824
400,000		Ford Motor Credit Co LLC	2.875	10/01/18	407,330
375,000		Ford Motor Credit Co LLC	2.551	10/05/18	376,592
400,000		Ford Motor Credit Co LLC	2.943	01/08/19	406,120
500,000		Ford Motor Credit Co LLC	2.375	03/12/19	503,081
500,000		Ford Motor Credit Co LLC	2.597	11/04/19	502,320
1,000,000		Ford Motor Credit Co LLC	2.459	03/27/20	993,742
300,000		Ford Motor Credit Co LLC	3.200	01/15/21	306,887
550,000		Ford Motor Credit Co LLC	3.336	03/18/21	566,232
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,146,666
350,000		Ford Motor Credit Co LLC	3.219	01/09/22	356,693
1,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	1,010,291
925,000		Ford Motor Credit Co LLC	4.134	08/04/25	961,373
500,000		Ford Motor Credit Co LLC	4.389	01/08/26	529,838
150,000		Franklin Resources, Inc	2.800	09/15/22	151,404
200,000		Franklin Resources, Inc	2.850	03/30/25	198,538
200,000		FS Investment Corp	4.250	01/15/20	200,143
150,000		FS Investment Corp	4.750	05/15/22	148,654
1,011,000	g	GE Capital International Funding Co	0.964	04/15/16	1,011,056
2,452,000	g	GE Capital International Funding Co	2.342	11/15/20	2,514,151
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,443,000	g	GE Capital International Funding Co	3.373%	11/15/25	$2,608,132
2,944,000	g	GE Capital International Funding Co	4.418	11/15/35	3,186,244
1,050,000		General Electric Capital Corp	2.950	05/09/16	1,052,732
800,000		General Electric Capital Corp	2.300	04/27/17	810,921
1,625,000		General Electric Capital Corp	5.625	09/15/17	1,735,346
500,000		General Electric Capital Corp	1.600	11/20/17	504,872
300,000		General Electric Capital Corp	1.625	04/02/18	303,728
1,000,000		General Electric Capital Corp	2.300	01/14/19	1,032,346
200,000		General Electric Capital Corp	2.100	12/11/19	204,798
181,000		General Electric Capital Corp	5.500	01/08/20	207,688
250,000		General Electric Capital Corp	2.200	01/09/20	257,429
532,000		General Electric Capital Corp	4.375	09/16/20	593,606
72,000		General Electric Capital Corp	4.625	01/07/21	81,447
86,000		General Electric Capital Corp	5.300	02/11/21	99,919
200,000		General Electric Capital Corp	4.650	10/17/21	228,279
544,000		General Electric Capital Corp	3.150	09/07/22	580,161
144,000		General Electric Capital Corp	3.100	01/09/23	152,529
1,003,000		General Electric Capital Corp	3.450	05/15/24	1,081,402
752,000		General Electric Capital Corp	6.750	03/15/32	1,027,562
344,000		General Electric Capital Corp	5.875	01/14/38	448,744
352,000		General Electric Capital Corp	6.875	01/10/39	510,716
2,250,000		General Motors Financial Co, Inc	4.750	08/15/17	2,322,833
500,000		General Motors Financial Co, Inc	3.100	01/15/19	508,575
200,000		General Motors Financial Co, Inc	3.200	07/13/20	199,631
700,000		General Motors Financial Co, Inc	3.700	11/24/20	713,672
500,000		General Motors Financial Co, Inc	4.200	03/01/21	516,660
2,500,000		General Motors Financial Co, Inc	3.450	04/10/22	2,455,978
300,000		General Motors Financial Co, Inc	4.300	07/13/25	297,068
225,000		General Motors Financial Co, Inc	5.250	03/01/26	236,120
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	589,877
1,450,000		Goldman Sachs Group, Inc	2.375	01/22/18	1,468,811
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	64,915
750,000		Goldman Sachs Group, Inc	2.900	07/19/18	767,618
1,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	1,529,933
1,500,000		Goldman Sachs Group, Inc	2.550	10/23/19	1,524,020
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,780,615
950,000		Goldman Sachs Group, Inc	2.600	04/23/20	958,180
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,311,592
425,000		Goldman Sachs Group, Inc	2.750	09/15/20	431,593
500,000		Goldman Sachs Group, Inc	2.875	02/25/21	509,025
1,300,000		Goldman Sachs Group, Inc	5.250	07/27/21	1,463,989
2,325,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,683,727
1,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,857,100
1,500,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,573,383
500,000		Goldman Sachs Group, Inc	3.850	07/08/24	516,834
1,325,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,337,919
600,000		Goldman Sachs Group, Inc	3.750	05/22/25	614,395
250,000		Goldman Sachs Group, Inc	4.250	10/21/25	254,120
300,000		Goldman Sachs Group, Inc	3.750	02/25/26	306,972
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	75,382
2,150,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,673,843
1,075,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,124,331
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$575,000	Goldman Sachs Group, Inc	5.150%	05/22/45	$584,293
875,000	Goldman Sachs Group, Inc	4.750	10/21/45	914,831
782,000	HSBC Finance Corp	6.676	01/15/21	898,712
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	511,417
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	509,290
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	203,716
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	208,844
125,000	Invesco Finance plc	3.125	11/30/22	127,566
200,000	Invesco Finance plc	4.000	01/30/24	210,630
200,000	Invesco Finance plc	3.750	01/15/26	208,512
200,000	Invesco Finance plc	5.375	11/30/43	225,362
300,000	Janus Capital Group, Inc	4.875	08/01/25	319,376
425,000	Jefferies Group, Inc	8.500	07/15/19	485,639
500,000	Jefferies Group, Inc	6.875	04/15/21	563,161
600,000	Jefferies Group, Inc	6.450	06/08/27	628,380
100,000	Korea Finance Corp	3.250	09/20/16	100,993
700,000	Korea Finance Corp	2.250	08/07/17	707,772
500,000	Korea Finance Corp	2.875	08/22/18	514,463
250,000	Lazard Group LLC	4.250	11/14/20	261,179
150,000	Lazard Group LLC	3.750	02/13/25	138,510
100,000	Legg Mason, Inc	2.700	07/15/19	101,013
400,000	Legg Mason, Inc	5.625	01/15/44	392,791
1,260,000	Merrill Lynch & Co, Inc	6.400	08/28/17	1,339,351
1,050,000	Merrill Lynch & Co, Inc	6.875	04/25/18	1,153,061
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,725,200
550,000	Morgan Stanley	5.550	04/27/17	573,314
245,000	Morgan Stanley	5.950	12/28/17	262,228
325,000	Morgan Stanley	1.875	01/05/18	326,068
600,000	Morgan Stanley	2.125	04/25/18	604,749
500,000	Morgan Stanley	2.200	12/07/18	503,767
1,450,000	Morgan Stanley	2.500	01/24/19	1,475,591
500,000	Morgan Stanley	2.450	02/01/19	507,423
796,000	Morgan Stanley	7.300	05/13/19	916,303
4,000,000	Morgan Stanley	2.375	07/23/19	4,042,900
300,000	Morgan Stanley	5.625	09/23/19	333,902
590,000	Morgan Stanley	5.500	01/26/20	657,757
700,000	Morgan Stanley	2.650	01/27/20	710,603
1,000,000	Morgan Stanley	2.800	06/16/20	1,018,878
200,000	Morgan Stanley	5.750	01/25/21	229,019
1,200,000	Morgan Stanley	5.500	07/28/21	1,370,125
2,500,000	Morgan Stanley	4.875	11/01/22	2,718,198
2,850,000	Morgan Stanley	4.100	05/22/23	2,940,071
1,000,000	Morgan Stanley	3.875	04/29/24	1,049,306
1,100,000	Morgan Stanley	3.700	10/23/24	1,137,509
650,000	Morgan Stanley	4.000	07/23/25	679,962
750,000	Morgan Stanley	5.000	11/24/25	812,018
325,000	Morgan Stanley	3.875	01/27/26	339,154
325,000	Morgan Stanley	4.350	09/08/26	334,610
300,000	Morgan Stanley	3.950	04/23/27	300,469
600,000	Morgan Stanley	7.250	04/01/32	810,497
1,250,000	Morgan Stanley	4.300	01/27/45	1,258,176
220,000	NASDAQ OMX Group, Inc	5.550	01/15/20	242,916
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		NASDAQ OMX Group, Inc	4.250%	06/01/24	$258,063
200,000		National Rural Utilities Cooperative Finance Corp	0.950	04/24/17	199,980
300,000		National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	300,941
125,000		National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	127,741
500,000		National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	509,251
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	360,578
200,000		National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	203,210
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	208,506
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	407,388
200,000		National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	209,690
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	481,575
500,000		Nomura Holdings, Inc	2.750	03/19/19	507,195
430,000		Nomura Holdings, Inc	6.700	03/04/20	496,362
300,000		NYSE Euronext	2.000	10/05/17	302,505
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	834,635
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	1,001,021
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	507,154
300,000		Oesterreichische Kontrollbank AG.	1.500	10/21/20	299,988
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	518,523
200,000		PACCAR Financial Corp	1.100	06/06/17	200,364
300,000		PACCAR Financial Corp	1.400	05/18/18	300,398
200,000		PACCAR Financial Corp	1.650	02/25/19	200,793
200,000		PACCAR Financial Corp	2.200	09/15/19	203,983
200,000		PACCAR Financial Corp	2.250	02/25/21	200,515
200,000		Prospect Capital Corp	5.875	03/15/23	172,271
100,000		Raymond James Financial, Inc	4.250	04/15/16	100,094
300,000		Raymond James Financial, Inc	5.625	04/01/24	332,472
500,000		Sasol Financing International plc	4.500	11/14/22	483,750
150,000		State Street Corp	1.350	05/15/18	150,262
300,000		State Street Corp	2.550	08/18/20	309,098
300,000		State Street Corp	4.375	03/07/21	331,088
400,000		State Street Corp	3.100	05/15/23	404,021
350,000		State Street Corp	3.700	11/20/23	377,162
500,000		State Street Corp	3.300	12/16/24	520,352
225,000		State Street Corp	3.550	08/18/25	239,512
200,000		Stifel Financial Corp	3.500	12/01/20	200,007
100,000		Synchrony Financial	1.875	08/15/17	99,699
300,000		Synchrony Financial	2.600	01/15/19	300,693
250,000		Synchrony Financial	3.000	08/15/19	254,016
275,000		Synchrony Financial	2.700	02/03/20	272,596
300,000		Synchrony Financial	3.750	08/15/21	308,101
250,000		Synchrony Financial	4.250	08/15/24	253,790
600,000		Synchrony Financial	4.500	07/23/25	617,411
300,000		Syngenta Finance NV	3.125	03/28/22	300,752
300,000		TD Ameritrade Holding Corp	2.950	04/01/22	306,280
350,000		TD Ameritrade Holding Corp	3.625	04/01/25	366,570
150,000		Toyota Motor Credit Corp	2.050	01/12/17	151,478
400,000		Toyota Motor Credit Corp	1.750	05/22/17	403,524
500,000		Toyota Motor Credit Corp	1.250	10/05/17	500,902
500,000		Toyota Motor Credit Corp	1.375	01/10/18	502,712
500,000		Toyota Motor Credit Corp	1.450	01/12/18	502,600
300,000		Toyota Motor Credit Corp	1.550	07/13/18	302,771
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Toyota Motor Credit Corp	2.000%	10/24/18	$509,099
500,000	Toyota Motor Credit Corp	2.100	01/17/19	510,333
300,000	Toyota Motor Credit Corp	1.700	02/19/19	302,857
400,000	Toyota Motor Credit Corp	2.125	07/18/19	409,121
500,000	Toyota Motor Credit Corp	2.150	03/12/20	510,987
750,000	Toyota Motor Credit Corp	2.750	05/17/21	777,295
300,000	Toyota Motor Credit Corp	3.400	09/15/21	322,343
300,000	Toyota Motor Credit Corp	2.800	07/13/22	310,904
400,000	Toyota Motor Credit Corp	2.625	01/10/23	405,324
300,000	UBS AG.	1.375	06/01/17	299,636
500,000	UBS AG.	1.375	08/14/17	498,869
500,000	UBS AG.	1.800	03/26/18	501,724
162,000	UBS AG.	5.750	04/25/18	175,327
500,000	UBS AG.	2.375	08/14/19	507,914
1,000,000	UBS AG.	2.350	03/26/20	1,011,395
400,000	Unilever Capital Corp	0.850	08/02/17	399,909
250,000	Unilever Capital Corp	4.800	02/15/19	275,230
300,000	Unilever Capital Corp	2.200	03/06/19	309,117
250,000	Unilever Capital Corp	2.100	07/30/20	255,752
250,000	Unilever Capital Corp	4.250	02/10/21	280,232
150,000	Unilever Capital Corp	3.100	07/30/25	160,777
330,000	Unilever Capital Corp	5.900	11/15/32	443,011
1,250,000	Wells Fargo & Co	2.100	05/08/17	1,264,324
1,400,000	Wells Fargo & Co	1.500	01/16/18	1,408,373
425,000	Wells Fargo & Co	2.150	01/15/19	432,706
1,000,000	Wells Fargo & Co	2.150	01/30/20	1,012,042
750,000	Wells Fargo & Co	2.600	07/22/20	767,768
450,000	Wells Fargo & Co	2.550	12/07/20	458,079
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,037,077
1,000,000	Wells Fargo & Co	2.500	03/04/21	1,013,115
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,332,018
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,723,472
700,000	Wells Fargo & Co	3.450	02/13/23	718,073
500,000	Wells Fargo & Co	4.125	08/15/23	533,581
334,000	Wells Fargo & Co	4.480	01/16/24	362,989
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,270,752
750,000	Wells Fargo & Co	3.000	02/19/25	756,580
500,000	Wells Fargo & Co	3.550	09/29/25	524,424
650,000	Wells Fargo & Co	4.100	06/03/26	680,493
750,000	Wells Fargo & Co	4.300	07/22/27	796,189
264,000	Wells Fargo & Co	5.375	02/07/35	319,206
725,000	Wells Fargo & Co	5.375	11/02/43	819,698
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,310,060
300,000	Wells Fargo & Co	4.650	11/04/44	307,920
1,000,000	Wells Fargo & Co	3.900	05/01/45	1,000,431
750,000	Wells Fargo & Co	4.900	11/17/45	804,439
	TOTAL DIVERSIFIED FINANCIALS			203,298,069

ENERGY - 2.3%
700,000	Anadarko Petroleum Corp	6.375	09/15/17	733,053
465,000	Anadarko Petroleum Corp	8.700	03/15/19	519,658
375,000	Anadarko Petroleum Corp	4.850	03/15/21	381,949
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Anadarko Petroleum Corp	3.450%	07/15/24	$178,176
350,000	Anadarko Petroleum Corp	5.550	03/15/26	353,873
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,274,997
200,000	Anadarko Petroleum Corp	4.500	07/15/44	156,928
500,000	Anadarko Petroleum Corp	6.600	03/15/46	510,579
400,000	Apache Corp	6.900	09/15/18	433,318
200,000	Apache Corp	3.250	04/15/22	193,201
980,000	Apache Corp	5.100	09/01/40	889,412
300,000	Apache Corp	5.250	02/01/42	275,751
350,000	Apache Corp	4.750	04/15/43	314,251
300,000	Apache Corp	4.250	01/15/44	256,267
200,000	Baker Hughes, Inc	7.500	11/15/18	224,202
450,000	Baker Hughes, Inc	3.200	08/15/21	457,403
415,000	Baker Hughes, Inc	5.125	09/15/40	415,047
200,000	Boardwalk Pipelines LP	5.750	09/15/19	199,821
200,000	Boardwalk Pipelines LP	3.375	02/01/23	168,824
200,000	BP Capital Markets plc	1.846	05/05/17	200,977
1,350,000	BP Capital Markets plc	1.375	11/06/17	1,345,743
500,000	BP Capital Markets plc	1.375	05/10/18	497,118
300,000	BP Capital Markets plc	2.241	09/26/18	303,859
500,000	BP Capital Markets plc	2.237	05/10/19	506,162
1,250,000	BP Capital Markets plc	2.315	02/13/20	1,260,752
300,000	BP Capital Markets plc	4.500	10/01/20	328,180
150,000	BP Capital Markets plc	4.742	03/11/21	167,891
650,000	BP Capital Markets plc	3.561	11/01/21	684,729
200,000	BP Capital Markets plc	3.245	05/06/22	205,486
850,000	BP Capital Markets plc	2.500	11/06/22	832,173
300,000	BP Capital Markets plc	3.994	09/26/23	317,134
500,000	BP Capital Markets plc	3.814	02/10/24	520,032
300,000	BP Capital Markets plc	3.535	11/04/24	306,625
500,000	BP Capital Markets plc	3.506	03/17/25	509,167
200,000	Buckeye Partners LP	2.650	11/15/18	198,605
200,000	Buckeye Partners LP	4.875	02/01/21	202,070
200,000	Buckeye Partners LP	4.350	10/15/24	179,698
200,000	Buckeye Partners LP	5.850	11/15/43	174,509
100,000	Buckeye Partners LP	5.600	10/15/44	83,763
575,000	Burlington Resources Finance Co	7.200	08/15/31	640,658
200,000	Burlington Resources Finance Co	7.400	12/01/31	226,465
100,000	Cameron International Corp	6.375	07/15/18	110,468
150,000	Cameron International Corp	3.600	04/30/22	152,356
500,000	Cameron International Corp	4.000	12/15/23	510,318
100,000	Cameron International Corp	5.950	06/01/41	112,876
200,000	Cameron International Corp	5.125	12/15/43	203,363
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	618,527
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	292,563
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	89,827
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	629,412
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	782,017
100,000	Chevron Corp	0.889	06/24/16	100,043
500,000	Chevron Corp	1.344	11/09/17	502,900
300,000	Chevron Corp	1.345	11/15/17	301,831
500,000	Chevron Corp	1.104	12/05/17	499,175
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Chevron Corp	1.365%	03/02/18	$401,471
750,000		Chevron Corp	1.718	06/24/18	757,454
500,000		Chevron Corp	1.790	11/16/18	506,114
200,000		Chevron Corp	4.950	03/03/19	219,580
1,000,000		Chevron Corp	2.193	11/15/19	1,019,374
400,000		Chevron Corp	1.961	03/03/20	405,518
750,000		Chevron Corp	2.427	06/24/20	766,021
500,000		Chevron Corp	2.419	11/17/20	513,925
400,000		Chevron Corp	2.411	03/03/22	406,681
650,000		Chevron Corp	2.355	12/05/22	649,948
250,000		Chevron Corp	3.191	06/24/23	257,800
125,000		Chevron Corp	3.326	11/17/25	128,732
500,000		Cimarex Energy Co	4.375	06/01/24	492,506
300,000	g	Columbia Pipeline Group, Inc	2.450	06/01/18	297,025
300,000	g	Columbia Pipeline Group, Inc	3.300	06/01/20	298,260
300,000	g	Columbia Pipeline Group, Inc	4.500	06/01/25	297,946
300,000	g	Columbia Pipeline Group, Inc	5.800	06/01/45	303,937
1,500,000		ConocoPhillips Co	1.050	12/15/17	1,478,479
300,000		ConocoPhillips Co	1.500	05/15/18	295,498
600,000		ConocoPhillips Co	5.750	02/01/19	651,076
300,000		ConocoPhillips Co	2.200	05/15/20	294,773
500,000		ConocoPhillips Co	4.200	03/15/21	521,658
300,000		ConocoPhillips Co	2.875	11/15/21	294,399
600,000		ConocoPhillips Co	2.400	12/15/22	568,404
300,000		ConocoPhillips Co	3.350	11/15/24	289,932
500,000		ConocoPhillips Co	4.950	03/15/26	522,199
300,000		ConocoPhillips Co	4.150	11/15/34	268,124
250,000		ConocoPhillips Co	5.900	05/15/38	256,203
1,035,000		ConocoPhillips Co	6.500	02/01/39	1,145,593
300,000		ConocoPhillips Co	4.300	11/15/44	259,494
500,000		ConocoPhillips Co	5.950	03/15/46	535,623
500,000		ConocoPhillips Holding Co	6.950	04/15/29	562,706
850,000		Devon Energy Corp	6.300	01/15/19	860,185
525,000		Devon Energy Corp	3.250	05/15/22	444,254
300,000		Devon Energy Corp	5.850	12/15/25	289,691
600,000		Devon Energy Corp	7.950	04/15/32	610,298
700,000		Devon Energy Corp	4.750	05/15/42	513,479
300,000		Devon Energy Corp	5.000	06/15/45	223,963
300,000		Ecopetrol S.A.	4.250	09/18/18	303,750
550,000		Ecopetrol S.A.	7.625	07/23/19	602,250
500,000		Ecopetrol S.A.	5.875	09/18/23	493,005
1,000,000		Ecopetrol S.A.	4.125	01/16/25	847,500
400,000		Ecopetrol S.A.	5.375	06/26/26	363,680
200,000		Ecopetrol S.A.	7.375	09/18/43	183,500
300,000		Ecopetrol S.A.	5.875	05/28/45	236,160
300,000		El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	285,211
400,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	314,304
495,000		Enbridge Energy Partners LP	5.200	03/15/20	495,860
175,000		Enbridge Energy Partners LP	4.375	10/15/20	170,881
200,000		Enbridge Energy Partners LP	5.875	10/15/25	201,751
300,000		Enbridge Energy Partners LP	5.500	09/15/40	244,347
200,000		Enbridge Energy Partners LP	7.375	10/15/45	202,182
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$735,000	Enterprise Products Operating LLC	6.300%	09/15/17	$777,948
300,000	Enterprise Products Operating LLC	1.650	05/07/18	298,948
130,000	Enterprise Products Operating LLC	6.500	01/31/19	142,450
600,000	Enterprise Products Operating LLC	5.200	09/01/20	655,339
400,000	Enterprise Products Operating LLC	4.050	02/15/22	416,666
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	1,095,240
800,000	Enterprise Products Operating LLC	3.900	02/15/24	808,915
300,000	Enterprise Products Operating LLC	3.700	02/15/26	297,854
480,000	Enterprise Products Operating LLC	6.125	10/15/39	502,372
300,000	Enterprise Products Operating LLC	4.850	08/15/42	278,233
100,000	Enterprise Products Operating LLC	4.450	02/15/43	89,219
1,000,000	Enterprise Products Operating LLC	4.850	03/15/44	938,348
500,000	Enterprise Products Operating LLC	5.100	02/15/45	485,437
300,000	Enterprise Products Operating LLC	4.900	05/15/46	288,438
200,000	Enterprise Products Operating LLC	4.950	10/15/54	173,635
700,000	EOG Resources, Inc	2.450	04/01/20	693,849
440,000	EOG Resources, Inc	4.100	02/01/21	465,382
600,000	EOG Resources, Inc	2.625	03/15/23	569,559
150,000	EOG Resources, Inc	4.150	01/15/26	155,540
200,000	EOG Resources, Inc	3.900	04/01/35	184,562
200,000	EOG Resources, Inc	5.100	01/15/36	206,436
50,000	EQT Corp	6.500	04/01/18	51,309
550,000	EQT Corp	8.125	06/01/19	592,788
500,000	Exxon Mobil Corp	1.439	03/01/18	503,840
500,000	Exxon Mobil Corp	1.305	03/06/18	502,304
750,000	Exxon Mobil Corp	1.708	03/01/19	759,277
500,000	Exxon Mobil Corp	1.819	03/15/19	507,739
500,000	Exxon Mobil Corp	1.912	03/06/20	505,796
750,000	Exxon Mobil Corp	2.222	03/01/21	763,107
500,000	Exxon Mobil Corp	2.397	03/06/22	506,743
500,000	Exxon Mobil Corp	2.726	03/01/23	508,670
500,000	Exxon Mobil Corp	3.176	03/15/24	521,403
500,000	Exxon Mobil Corp	2.709	03/06/25	503,020
550,000	Exxon Mobil Corp	3.043	03/01/26	563,170
500,000	Exxon Mobil Corp	3.567	03/06/45	486,319
550,000	Exxon Mobil Corp	4.114	03/01/46	583,348
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	182,437
400,000	Halliburton Co	2.000	08/01/18	402,329
400,000	Halliburton Co	6.150	09/15/19	452,303
750,000	Halliburton Co	2.700	11/15/20	761,743
500,000	Halliburton Co	3.375	11/15/22	508,975
750,000	Halliburton Co	3.800	11/15/25	750,452
500,000	Halliburton Co	4.850	11/15/35	500,083
250,000	Halliburton Co	4.500	11/15/41	222,551
600,000	Halliburton Co	4.750	08/01/43	556,664
750,000	Halliburton Co	5.000	11/15/45	735,492
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	201,361
200,000	Hess Corp	1.300	06/15/17	197,658
425,000	Hess Corp	8.125	02/15/19	465,814
200,000	Hess Corp	3.500	07/15/24	181,372
200,000	Hess Corp	7.875	10/01/29	217,597
940,000	Hess Corp	5.600	02/15/41	838,653
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		HollyFrontier Corp	5.875%	04/01/26	$199,186
30,000		Husky Energy, Inc	7.250	12/15/19	33,166
200,000		Husky Energy, Inc	3.950	04/15/22	198,654
500,000		Husky Energy, Inc	4.000	04/15/24	473,210
130,000		Husky Energy, Inc	6.800	09/15/37	130,568
200,000		Magellan Midstream Partners LP	6.550	07/15/19	223,301
125,000		Magellan Midstream Partners LP	4.250	02/01/21	130,888
200,000		Magellan Midstream Partners LP	3.200	03/15/25	191,680
100,000		Magellan Midstream Partners LP	5.000	03/01/26	108,190
500,000		Magellan Midstream Partners LP	4.200	12/01/42	418,145
400,000		Marathon Oil Corp	6.000	10/01/17	405,494
650,000		Marathon Oil Corp	2.800	11/01/22	529,622
300,000		Marathon Oil Corp	3.850	06/01/25	243,883
255,000		Marathon Oil Corp	6.600	10/01/37	210,140
200,000		Marathon Oil Corp	5.200	06/01/45	139,690
200,000		Marathon Petroleum Corp	2.700	12/14/18	199,800
250,000		Marathon Petroleum Corp	3.400	12/15/20	246,000
250,000		Marathon Petroleum Corp	5.125	03/01/21	260,183
100,000		Marathon Petroleum Corp	3.625	09/15/24	91,479
350,000		Marathon Petroleum Corp	6.500	03/01/41	347,268
250,000		Marathon Petroleum Corp	4.750	09/15/44	200,115
250,000		Marathon Petroleum Corp	5.850	12/15/45	224,969
200,000		Marathon Petroleum Corp	5.000	09/15/54	156,581
125,000		Nabors Industries, Inc	6.150	02/15/18	124,437
350,000		Nabors Industries, Inc	4.625	09/15/21	297,112
100,000		Nabors Industries, Inc	5.100	09/15/23	77,609
100,000		National Oilwell Varco, Inc	1.350	12/01/17	97,781
300,000		National Oilwell Varco, Inc	2.600	12/01/22	254,391
300,000		National Oilwell Varco, Inc	3.950	12/01/42	213,718
935,000		Nexen, Inc	6.400	05/15/37	1,061,055
150,000		Noble Energy, Inc	8.250	03/01/19	165,106
750,000		Noble Energy, Inc	3.900	11/15/24	706,849
700,000		Noble Energy, Inc	6.000	03/01/41	640,371
300,000		Noble Energy, Inc	5.250	11/15/43	259,429
250,000		Occidental Petroleum Corp	1.500	02/15/18	249,271
250,000		Occidental Petroleum Corp	3.125	02/15/22	258,381
200,000		Occidental Petroleum Corp	2.600	04/15/22	201,721
550,000		Occidental Petroleum Corp	2.700	02/15/23	543,126
250,000		Occidental Petroleum Corp	3.500	06/15/25	256,139
100,000		Occidental Petroleum Corp	3.400	04/15/26	100,780
300,000		Occidental Petroleum Corp	4.625	06/15/45	313,218
240,000		Occidental Petroleum Corp	4.400	04/15/46	240,968
200,000		Oceaneering International, Inc	4.650	11/15/24	172,306
300,000		ONE Gas, Inc	2.070	02/01/19	301,070
100,000		ONE Gas, Inc	3.610	02/01/24	104,602
100,000		ONE Gas, Inc	4.658	02/01/44	108,499
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	429,205
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	826,213
75,000		Petro-Canada	6.800	05/15/38	82,211
400,000		Petroleos Mexicanos	3.500	07/18/18	405,400
200,000		Petroleos Mexicanos	3.125	01/23/19	198,200
350,000	g	Petroleos Mexicanos	5.500	02/04/19	366,625
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$980,000		Petroleos Mexicanos	8.000%	05/03/19	$1,091,671
775,000		Petroleos Mexicanos	6.000	03/05/20	819,563
500,000		Petroleos Mexicanos	3.500	07/23/20	490,000
800,000		Petroleos Mexicanos	5.500	01/21/21	830,000
300,000	g	Petroleos Mexicanos	6.375	02/04/21	319,950
240,000		Petroleos Mexicanos	4.875	01/24/22	238,200
210,000		Petroleos Mexicanos	1.700	12/20/22	210,096
210,000		Petroleos Mexicanos	2.000	12/20/22	212,205
400,000		Petroleos Mexicanos	3.500	01/30/23	362,500
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,470,375
950,000		Petroleos Mexicanos	4.500	01/23/26	884,925
500,000	g	Petroleos Mexicanos	6.875	08/04/26	541,250
1,040,000		Petroleos Mexicanos	6.500	06/02/41	979,160
2,690,000		Petroleos Mexicanos	5.500	06/27/44	2,239,425
575,000		Petroleos Mexicanos	6.375	01/23/45	533,025
1,000,000		Petroleos Mexicanos	5.625	01/23/46	840,400
900,000		Phillips 66	2.950	05/01/17	916,464
650,000		Phillips 66	4.300	04/01/22	692,396
200,000		Phillips 66	4.650	11/15/34	198,436
400,000		Phillips 66	5.875	05/01/42	434,748
400,000		Phillips 66	4.875	11/15/44	400,838
125,000		Pioneer Natural Resources Co	3.450	01/15/21	124,395
375,000		Pioneer Natural Resources Co	3.950	07/15/22	378,951
200,000		Pioneer Natural Resources Co	4.450	01/15/26	201,661
200,000		Plains All American Pipeline LP	2.600	12/15/19	189,434
700,000		Plains All American Pipeline LP	5.000	02/01/21	701,553
200,000		Plains All American Pipeline LP	2.850	01/31/23	169,674
400,000		Plains All American Pipeline LP	3.850	10/15/23	357,920
200,000		Plains All American Pipeline LP	3.600	11/01/24	172,542
300,000		Plains All American Pipeline LP	4.650	10/15/25	277,556
100,000		Plains All American Pipeline LP	6.650	01/15/37	92,541
250,000		Plains All American Pipeline LP	5.150	06/01/42	194,570
300,000		Plains All American Pipeline LP	4.700	06/15/44	225,029
300,000		Plains All American Pipeline LP	4.900	02/15/45	231,082
750,000		Schlumberger Investment S.A.	3.650	12/01/23	779,123
500,000		SESI LLC	7.125	12/15/21	377,500
200,000		Shell International Finance BV	1.125	08/21/17	199,885
300,000		Shell International Finance BV	1.250	11/10/17	300,382
300,000		Shell International Finance BV	1.625	11/10/18	301,379
500,000		Shell International Finance BV	2.000	11/15/18	506,452
805,000		Shell International Finance BV	4.300	09/22/19	871,046
1,130,000		Shell International Finance BV	4.375	03/25/20	1,234,033
500,000		Shell International Finance BV	2.125	05/11/20	504,968
300,000		Shell International Finance BV	2.250	11/10/20	303,851
200,000		Shell International Finance BV	2.375	08/21/22	198,285
500,000		Shell International Finance BV	2.250	01/06/23	485,365
500,000		Shell International Finance BV	3.400	08/12/23	518,437
1,300,000		Shell International Finance BV	3.250	05/11/25	1,310,665
500,000		Shell International Finance BV	4.125	05/11/35	512,440
421,000		Shell International Finance BV	6.375	12/15/38	515,551
200,000		Shell International Finance BV	3.625	08/21/42	179,051
1,000,000		Shell International Finance BV	4.550	08/12/43	1,038,468
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Shell International Finance BV	4.375%	05/11/45	$1,004,360
350,000		Statoil ASA	3.125	08/17/17	359,352
500,000		Statoil ASA	1.250	11/09/17	499,643
375,000		Statoil ASA	1.200	01/17/18	374,155
300,000		Statoil ASA	1.150	05/15/18	297,881
300,000		Statoil ASA	1.950	11/08/18	302,584
450,000		Statoil ASA	5.250	04/15/19	494,757
500,000		Statoil ASA	2.250	11/08/19	506,304
300,000		Statoil ASA	2.900	11/08/20	307,931
500,000		Statoil ASA	2.750	11/10/21	506,876
250,000		Statoil ASA	3.150	01/23/22	256,955
375,000		Statoil ASA	2.450	01/17/23	363,680
300,000		Statoil ASA	2.650	01/15/24	292,383
300,000		Statoil ASA	3.700	03/01/24	313,476
500,000		Statoil ASA	3.250	11/10/24	505,784
200,000		Statoil ASA	5.100	08/17/40	219,537
400,000		Statoil ASA	4.250	11/23/41	387,450
300,000		Statoil ASA	3.950	05/15/43	286,006
1,300,000		Statoil ASA	4.800	11/08/43	1,398,916
550,000		Suncor Energy, Inc	6.100	06/01/18	588,034
750,000		Suncor Energy, Inc	3.600	12/01/24	742,830
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,506,413
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	275,492
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	247,533
200,000		Sunoco Logistics Partners Operations LP	4.400	04/01/21	196,487
300,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	267,952
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	201,019
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	87,897
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	168,011
200,000		Total Capital Canada Ltd	1.450	01/15/18	200,712
300,000		Total Capital Canada Ltd	2.750	07/15/23	299,598
300,000		Total Capital International S.A.	2.125	01/10/19	304,667
500,000		Total Capital International S.A.	2.100	06/19/19	508,402
300,000		Total Capital International S.A.	2.750	06/19/21	308,803
1,000,000		Total Capital International S.A.	2.875	02/17/22	1,026,708
400,000		Total Capital International S.A.	2.700	01/25/23	398,431
300,000		Total Capital International S.A.	3.700	01/15/24	318,052
300,000		Total Capital International S.A.	3.750	04/10/24	315,778
500,000		TransCanada PipeLines Ltd	1.625	11/09/17	500,930
300,000		TransCanada PipeLines Ltd	1.875	01/12/18	299,609
500,000		TransCanada PipeLines Ltd	3.125	01/15/19	505,505
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	622,681
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	994,173
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	197,409
500,000		TransCanada PipeLines Ltd	4.875	01/15/26	528,353
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	477,807
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	347,626
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	563,708
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	216,780
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	193,403
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	203,250
165,000		Vale Overseas Ltd	6.250	01/23/17	168,251
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,045,000		Vale Overseas Ltd	4.625%	09/15/20	$964,013
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,314,385
150,000		Vale Overseas Ltd	8.250	01/17/34	138,000
1,164,000		Vale Overseas Ltd	6.875	11/21/36	920,223
680,000		Valero Energy Corp	6.125	02/01/20	746,894
400,000		Valero Energy Corp	3.650	03/15/25	393,699
330,000		Valero Energy Corp	7.500	04/15/32	378,397
500,000		Valero Energy Corp	6.625	06/15/37	542,448
300,000		Valero Energy Corp	4.900	03/15/45	267,936
300,000		XTO Energy, Inc	6.250	08/01/17	320,967
		TOTAL ENERGY			141,670,290

FOOD & STAPLES RETAILING - 0.3%
68,000		CVS Health Corp	5.750	06/01/17	71,644
1,000,000		CVS Health Corp	1.900	07/20/18	1,014,734
750,000		CVS Health Corp	2.250	08/12/19	768,941
1,000,000		CVS Health Corp	2.800	07/20/20	1,038,260
500,000		CVS Health Corp	4.125	05/15/21	547,106
500,000		CVS Health Corp	3.500	07/20/22	536,247
500,000		CVS Health Corp	2.750	12/01/22	513,694
250,000		CVS Health Corp	4.000	12/05/23	275,281
900,000		CVS Health Corp	3.375	08/12/24	945,759
925,000		CVS Health Corp	3.875	07/20/25	998,625
400,000		CVS Health Corp	4.875	07/20/35	446,090
400,000		CVS Health Corp	5.300	12/05/43	472,398
1,500,000		CVS Health Corp	5.125	07/20/45	1,738,173
235,000		Delhaize Group S.A.	5.700	10/01/40	253,424
700,000		Kroger Co	6.400	08/15/17	748,171
55,000		Kroger Co	6.800	12/15/18	62,070
100,000		Kroger Co	2.000	01/15/19	101,416
445,000		Kroger Co	6.150	01/15/20	513,672
200,000		Kroger Co	2.950	11/01/21	208,542
200,000		Kroger Co	3.400	04/15/22	211,750
200,000		Kroger Co	3.850	08/01/23	215,121
300,000		Kroger Co	4.000	02/01/24	324,800
100,000		Kroger Co	3.500	02/01/26	105,144
100,000		Kroger Co	6.900	04/15/38	131,802
250,000		Kroger Co	5.000	04/15/42	283,358
300,000		Kroger Co	5.150	08/01/43	347,942
200,000		Starbucks Corp	2.000	12/05/18	204,208
200,000		Starbucks Corp	2.700	06/15/22	207,478
350,000		Starbucks Corp	3.850	10/01/23	382,239
200,000		Starbucks Corp	4.300	06/15/45	222,506
200,000		SYSCO Corp	5.250	02/12/18	212,964
300,000	h	SYSCO Corp	1.900	04/01/19	301,921
500,000		SYSCO Corp	2.600	10/01/20	509,966
125,000	h	SYSCO Corp	2.500	07/15/21	126,400
250,000		SYSCO Corp	2.600	06/12/22	251,471
225,000	h	SYSCO Corp	3.300	07/15/26	227,640
100,000		SYSCO Corp	5.375	09/21/35	114,322
300,000		SYSCO Corp	4.850	10/01/45	321,136
500,000	h	SYSCO Corp	4.500	04/01/46	509,328
60

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$25,000		Walgreen Co	5.250%	01/15/19	$27,070
200,000		Walgreen Co	3.100	09/15/22	201,961
200,000		Walgreen Co	4.400	09/15/42	187,652
150,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	150,345
1,125,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	1,148,676
500,000		Walgreens Boots Alliance, Inc	3.300	11/18/21	515,116
400,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	411,768
400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	388,538
400,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	397,639
200,000	g	Whole Foods Market, Inc	5.200	12/03/25	209,670
		TOTAL FOOD & STAPLES RETAILING			20,104,178

FOOD, BEVERAGE & TOBACCO - 1.3%
228,000		Altria Group, Inc	9.250	08/06/19	281,779
300,000		Altria Group, Inc	2.625	01/14/20	310,193
1,800,000		Altria Group, Inc	4.750	05/05/21	2,042,417
800,000		Altria Group, Inc	2.850	08/09/22	826,835
200,000		Altria Group, Inc	2.950	05/02/23	207,111
300,000		Altria Group, Inc	4.000	01/31/24	330,341
50,000		Altria Group, Inc	10.200	02/06/39	91,613
300,000		Altria Group, Inc	4.250	08/09/42	312,020
300,000		Altria Group, Inc	4.500	05/02/43	322,413
600,000		Altria Group, Inc	5.375	01/31/44	733,295
300,000		Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	301,209
2,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	2,028,932
500,000		Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	511,032
2,000,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,056,076
500,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	502,169
2,000,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	2,079,840
500,000		Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	535,127
3,500,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	3,680,771
2,000,000		Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,161,914
1,000,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,083,504
3,025,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	3,379,926
1,390,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,559,098
2,750,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,774,541
485,000		Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	617,710
500,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	475,170
719,000		Archer-Daniels-Midland Co	5.450	03/15/18	777,836
740,000		Archer-Daniels-Midland Co	4.016	04/16/43	743,346
200,000		Beam, Inc	1.750	06/15/18	200,188
200,000		Beam, Inc	3.250	05/15/22	201,991
200,000		Beam, Inc	3.250	06/15/23	198,177
450,000		Bottling Group LLC	5.125	01/15/19	497,599
200,000		Brown-Forman Corp	1.000	01/15/18	199,017
200,000		Brown-Forman Corp	2.250	01/15/23	199,142
200,000		Brown-Forman Corp	4.500	07/15/45	218,888
100,000		Bunge Ltd	3.200	06/15/17	100,697
100,000		Bunge Ltd	8.500	06/15/19	116,182
500,000		Bunge Ltd	3.500	11/24/20	507,602
325,000		Campbell Soup Co	3.050	07/15/17	332,029
100,000		Campbell Soup Co	4.250	04/15/21	108,253
61

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Campbell Soup Co	2.500%	08/02/22	$147,114
150,000		Campbell Soup Co	3.800	08/02/42	138,898
300,000		Coca-Cola Bottling Co Consolidated	3.800	11/25/25	313,586
400,000		Coca-Cola Co	1.150	04/01/18	402,650
300,000		Coca-Cola Co	2.500	04/01/23	308,518
500,000		Coca-Cola Co	1.650	03/14/18	507,584
300,000		Coca-Cola Co	1.650	11/01/18	305,632
500,000		Coca-Cola Co	1.875	10/27/20	508,031
300,000		Coca-Cola Co	2.450	11/01/20	313,303
410,000		Coca-Cola Co	3.150	11/15/20	440,559
1,000,000		Coca-Cola Co	3.200	11/01/23	1,074,647
500,000		Coca-Cola Co	2.875	10/27/25	520,363
100,000		Coca-Cola Enterprises, Inc	3.500	09/15/20	105,908
100,000		Coca-Cola Enterprises, Inc	3.250	08/19/21	104,068
200,000		Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	203,069
100,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	108,540
500,000		Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	518,193
200,000		Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	225,961
1,100,000		ConAgra Foods, Inc	1.900	01/25/18	1,104,787
52,000		ConAgra Foods, Inc	7.000	04/15/19	59,053
200,000		ConAgra Foods, Inc	3.250	09/15/22	203,829
72,000		ConAgra Foods, Inc	3.200	01/25/23	72,507
100,000		ConAgra Foods, Inc	7.000	10/01/28	121,715
100,000		Corn Products International, Inc	4.625	11/01/20	107,818
500,000		Diageo Capital plc	1.500	05/11/17	502,565
325,000		Diageo Capital plc	5.750	10/23/17	347,857
500,000		Diageo Capital plc	1.125	04/29/18	498,105
200,000		Diageo Capital plc	5.875	09/30/36	246,960
400,000		Diageo Capital plc	3.875	04/29/43	406,360
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	358,026
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	149,666
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	151,020
200,000		Dr Pepper Snapple Group, Inc	3.400	11/15/25	206,892
200,000		Dr Pepper Snapple Group, Inc	4.500	11/15/45	208,277
150,000		Flowers Foods, Inc	4.375	04/01/22	160,957
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	193,677
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	292,745
500,000		General Mills, Inc	1.400	10/20/17	502,938
210,000		General Mills, Inc	5.650	02/15/19	233,468
175,000		General Mills, Inc	2.200	10/21/19	177,981
200,000		General Mills, Inc	3.150	12/15/21	209,166
500,000		General Mills, Inc	3.650	02/15/24	529,637
150,000		General Mills, Inc	5.400	06/15/40	180,697
100,000		General Mills, Inc	4.150	02/15/43	101,769
100,000		Hershey Co	1.500	11/01/16	100,336
150,000		Hershey Co	4.125	12/01/20	165,637
200,000		Hershey Co	3.200	08/21/25	210,725
800,000	g	HJ Heinz Co	1.600	06/30/17	802,634
275,000	g	HJ Heinz Co	2.000	07/02/18	277,582
300,000	g	HJ Heinz Co	2.800	07/02/20	307,380
200,000	g	HJ Heinz Co	3.500	07/15/22	209,952
900,000	g	HJ Heinz Co	3.950	07/15/25	958,700
62

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000	g	HJ Heinz Co	5.000%	07/15/35	$220,624
700,000	g	HJ Heinz Co	5.200	07/15/45	783,444
250,000		Ingredion, Inc	1.800	09/25/17	248,839
125,000		JM Smucker Co	1.750	03/15/18	125,515
175,000		JM Smucker Co	2.500	03/15/20	177,065
100,000		JM Smucker Co	3.500	10/15/21	105,958
300,000		JM Smucker Co	3.000	03/15/22	308,538
100,000		JM Smucker Co	3.500	03/15/25	104,843
300,000		JM Smucker Co	4.250	03/15/35	311,610
300,000		JM Smucker Co	4.375	03/15/45	314,228
100,000		Kellogg Co	1.875	11/17/16	100,623
200,000		Kellogg Co	1.750	05/17/17	201,492
1,279,000		Kellogg Co	4.000	12/15/20	1,387,368
125,000		Kellogg Co	3.250	04/01/26	128,131
150,000		Kellogg Co	4.500	04/01/46	153,618
600,000		Kraft Foods Group, Inc	2.250	06/05/17	605,806
1,525,000		Kraft Foods Group, Inc	3.500	06/06/22	1,601,959
300,000		Kraft Foods Group, Inc	6.500	02/09/40	374,403
700,000		Kraft Foods Group, Inc	5.000	06/04/42	762,188
200,000		McCormick & Co, Inc	3.500	09/01/23	211,736
200,000		McCormick & Co, Inc	3.250	11/15/25	208,642
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	421,918
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	102,805
225,000		Mead Johnson Nutrition Co	4.125	11/15/25	239,006
100,000		Mead Johnson Nutrition Co	4.600	06/01/44	100,297
150,000		Molson Coors Brewing Co	3.500	05/01/22	154,735
300,000		Molson Coors Brewing Co	5.000	05/01/42	312,191
1,500,000		Mondelez International, Inc	2.250	02/01/19	1,531,736
1,000,000		Mondelez International, Inc	4.000	02/01/24	1,074,049
250,000		PepsiCo, Inc	1.125	07/17/17	251,056
250,000		PepsiCo, Inc	1.250	08/13/17	251,354
125,000		PepsiCo, Inc	1.000	10/13/17	125,223
840,000		PepsiCo, Inc	7.900	11/01/18	978,739
400,000		PepsiCo, Inc	2.250	01/07/19	410,997
100,000		PepsiCo, Inc	1.500	02/22/19	101,259
100,000		PepsiCo, Inc	4.500	01/15/20	111,367
500,000		PepsiCo, Inc	1.850	04/30/20	510,085
300,000		PepsiCo, Inc	2.150	10/14/20	307,689
400,000		PepsiCo, Inc	3.125	11/01/20	426,318
200,000		PepsiCo, Inc	3.000	08/25/21	213,618
400,000		PepsiCo, Inc	2.750	03/05/22	419,984
300,000		PepsiCo, Inc	3.100	07/17/22	320,231
500,000		PepsiCo, Inc	2.750	03/01/23	520,987
1,000,000		PepsiCo, Inc	3.600	03/01/24	1,096,473
300,000		PepsiCo, Inc	2.750	04/30/25	307,582
425,000		PepsiCo, Inc	3.500	07/17/25	463,038
100,000		PepsiCo, Inc	2.850	02/24/26	102,699
310,000		PepsiCo, Inc	4.875	11/01/40	349,011
400,000		PepsiCo, Inc	4.000	03/05/42	413,886
200,000		PepsiCo, Inc	3.600	08/13/42	197,041
450,000		PepsiCo, Inc	4.600	07/17/45	507,491
800,000		PepsiCo, Inc	4.450	04/14/46	892,238
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Philip Morris International, Inc	1.125%	08/21/17	$501,507
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,422,639
300,000	Philip Morris International, Inc	1.875	01/15/19	304,965
300,000	Philip Morris International, Inc	1.375	02/25/19	301,013
200,000	Philip Morris International, Inc	2.900	11/15/21	211,513
200,000	Philip Morris International, Inc	2.500	08/22/22	206,021
500,000	Philip Morris International, Inc	2.625	03/06/23	513,921
300,000	Philip Morris International, Inc	3.600	11/15/23	329,159
500,000	Philip Morris International, Inc	3.250	11/10/24	534,820
300,000	Philip Morris International, Inc	3.375	08/11/25	323,511
200,000	Philip Morris International, Inc	2.750	02/25/26	203,840
240,000	Philip Morris International, Inc	6.375	05/16/38	320,468
150,000	Philip Morris International, Inc	4.375	11/15/41	160,142
200,000	Philip Morris International, Inc	4.500	03/20/42	215,064
150,000	Philip Morris International, Inc	3.875	08/21/42	148,564
300,000	Philip Morris International, Inc	4.125	03/04/43	310,654
200,000	Philip Morris International, Inc	4.875	11/15/43	229,100
500,000	Philip Morris International, Inc	4.250	11/10/44	529,375
450,000	Reynolds American, Inc	2.300	06/12/18	459,046
270,000	Reynolds American, Inc	6.875	05/01/20	318,271
175,000	Reynolds American, Inc	3.250	06/12/20	183,144
750,000	Reynolds American, Inc	4.000	06/12/22	815,471
200,000	Reynolds American, Inc	4.850	09/15/23	226,019
750,000	Reynolds American, Inc	5.700	08/15/35	877,292
65,000	Reynolds American, Inc	7.250	06/15/37	84,476
200,000	Reynolds American, Inc	6.150	09/15/43	246,104
750,000	Reynolds American, Inc	5.850	08/15/45	911,618
133,000	Sara Lee Corp	4.100	09/15/20	137,672
400,000	Tyson Foods, Inc	4.500	06/15/22	438,365
500,000	Tyson Foods, Inc	3.950	08/15/24	533,240
500,000	Tyson Foods, Inc	5.150	08/15/44	559,206
	TOTAL FOOD, BEVERAGE & TOBACCO			84,421,958

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
200,000	Allergan, Inc	1.350	03/15/18	198,470
250,000	Allergan, Inc	3.375	09/15/20	260,040
200,000	Allergan, Inc	2.800	03/15/23	197,245
200,000	Allina Health System	4.805	11/15/45	221,316
450,000	AmerisourceBergen Corp	1.150	05/15/17	448,699
100,000	AmerisourceBergen Corp	3.500	11/15/21	105,781
400,000	AmerisourceBergen Corp	3.400	05/15/24	410,061
200,000	AmerisourceBergen Corp	3.250	03/01/25	202,894
200,000	Ascension Health, Inc	4.847	11/15/53	229,874
290,000	Baylor Scott & White Holdings	4.185	11/15/45	293,706
100,000	Becton Dickinson & Co	1.450	05/15/17	100,167
750,000	Becton Dickinson & Co	1.800	12/15/17	753,216
25,000	Becton Dickinson & Co	5.000	05/15/19	27,203
100,000	Becton Dickinson & Co	6.375	08/01/19	113,980
475,000	Becton Dickinson & Co	2.675	12/15/19	487,062
150,000	Becton Dickinson & Co	3.250	11/12/20	156,617
850,000	Becton Dickinson & Co	3.125	11/08/21	878,526
200,000	Becton Dickinson & Co	3.300	03/01/23	203,811
64

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$325,000	Becton Dickinson & Co	3.734%	12/15/24	$346,139
300,000	Becton Dickinson & Co	4.875	05/15/44	324,565
500,000	Becton Dickinson & Co	4.685	12/15/44	540,238
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	109,335
650,000	Boston Scientific Corp	6.000	01/15/20	733,959
300,000	Boston Scientific Corp	2.850	05/15/20	304,796
300,000	Boston Scientific Corp	3.375	05/15/22	306,410
150,000	Boston Scientific Corp	4.125	10/01/23	157,351
400,000	Boston Scientific Corp	3.850	05/15/25	414,975
200,000	Cardinal Health, Inc	1.700	03/15/18	200,523
200,000	Cardinal Health, Inc	1.950	06/15/18	200,961
200,000	Cardinal Health, Inc	2.400	11/15/19	203,108
100,000	Cardinal Health, Inc	4.625	12/15/20	111,109
100,000	Cardinal Health, Inc	3.200	06/15/22	103,984
200,000	Cardinal Health, Inc	3.200	03/15/23	205,188
100,000	Cardinal Health, Inc	3.500	11/15/24	103,985
200,000	Cardinal Health, Inc	3.750	09/15/25	211,476
100,000	Cardinal Health, Inc	4.600	03/15/43	102,208
200,000	Cardinal Health, Inc	4.500	11/15/44	202,752
200,000	Cardinal Health, Inc	4.900	09/15/45	211,843
100,000	Coventry Health Care, Inc	5.450	06/15/21	113,085
450,000	Covidien International Finance S.A.	6.000	10/15/17	482,859
650,000	Covidien International Finance S.A.	3.200	06/15/22	684,897
500,000	Covidien International Finance S.A.	2.950	06/15/23	515,847
100,000	Covidien International Finance S.A.	6.550	10/15/37	133,265
225,000	CR Bard, Inc	1.375	01/15/18	225,348
100,000	CR Bard, Inc	4.400	01/15/21	107,754
250,000	Dignity Health	3.812	11/01/24	264,239
200,000	Dignity Health	5.267	11/01/64	216,773
100,000	Edwards Lifesciences Corp	2.875	10/15/18	102,424
200,000	Express Scripts Holding Co	1.250	06/02/17	199,601
300,000	Express Scripts Holding Co	2.250	06/15/19	302,244
150,000	Express Scripts Holding Co	3.300	02/25/21	153,908
250,000	Express Scripts Holding Co	4.750	11/15/21	271,743
525,000	Express Scripts Holding Co	3.900	02/15/22	547,662
300,000	Express Scripts Holding Co	3.500	06/15/24	297,451
150,000	Express Scripts Holding Co	4.500	02/25/26	155,778
450,000	Express Scripts Holding Co	6.125	11/15/41	505,904
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	104,485
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	111,781
200,000	Keysight Technologies, Inc	3.300	10/30/19	201,418
200,000	Keysight Technologies, Inc	4.550	10/30/24	194,961
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	200,481
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	100,566
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	252,161
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	150,684
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	304,285
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	206,597
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	206,766
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	101,274
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	299,426
200,000	Mayo Clinic	4.128	11/15/52	207,764
65

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Mayo Clinic Rochester	4.000%	11/15/47	$203,434
25,000	McKesson Corp	5.700	03/01/17	26,017
180,000	McKesson Corp	4.750	03/01/21	196,923
100,000	McKesson Corp	2.700	12/15/22	99,258
200,000	McKesson Corp	2.850	03/15/23	199,384
500,000	McKesson Corp	3.796	03/15/24	521,966
100,000	McKesson Corp	6.000	03/01/41	118,511
375,000	McKesson Corp	4.883	03/15/44	398,651
250,000	Medco Health Solutions, Inc	7.125	03/15/18	274,902
625,000	Medtronic, Inc	1.500	03/15/18	630,455
250,000	Medtronic, Inc	1.375	04/01/18	251,510
875,000	Medtronic, Inc	2.500	03/15/20	905,797
1,000,000	Medtronic, Inc	3.150	03/15/22	1,059,379
1,000,000	Medtronic, Inc	3.625	03/15/24	1,074,154
725,000	Medtronic, Inc	3.500	03/15/25	773,887
1,000,000	Medtronic, Inc	4.375	03/15/35	1,082,884
200,000	Medtronic, Inc	4.500	03/15/42	217,732
150,000	Medtronic, Inc	4.000	04/01/43	153,774
1,000,000	Medtronic, Inc	4.625	03/15/44	1,117,749
850,000	Medtronic, Inc	4.625	03/15/45	949,623
300,000	New York and Presbyterian Hospital	4.024	08/01/45	299,621
350,000	NYU Hospitals Center	5.750	07/01/43	423,653
100,000	Owens & Minor, Inc	3.875	09/15/21	100,828
150,000	PerkinElmer, Inc	5.000	11/15/21	163,063
300,000	Quest Diagnostics, Inc	2.700	04/01/19	305,664
200,000	Quest Diagnostics, Inc	2.500	03/30/20	200,810
400,000	Quest Diagnostics, Inc	4.700	04/01/21	434,678
125,000	Quest Diagnostics, Inc	3.500	03/30/25	125,789
300,000	Quest Diagnostics, Inc	4.700	03/30/45	290,743
200,000	Southern Baptist Hospital of Florida, Inc	4.857	07/15/45	221,435
300,000	St. Jude Medical, Inc	2.800	09/15/20	306,901
200,000	St. Jude Medical, Inc	3.250	04/15/23	202,345
300,000	St. Jude Medical, Inc	3.875	09/15/25	312,643
200,000	St. Jude Medical, Inc	4.750	04/15/43	212,141
150,000	Stryker Corp	2.000	09/30/16	150,936
200,000	Stryker Corp	1.300	04/01/18	199,547
125,000	Stryker Corp	2.000	03/08/19	126,243
90,000	Stryker Corp	4.375	01/15/20	97,399
100,000	Stryker Corp	2.625	03/15/21	101,961
200,000	Stryker Corp	3.375	05/15/24	206,755
200,000	Stryker Corp	3.375	11/01/25	205,420
100,000	Stryker Corp	3.500	03/15/26	103,701
200,000	Stryker Corp	4.100	04/01/43	196,452
200,000	Stryker Corp	4.375	05/15/44	205,662
250,000	Stryker Corp	4.625	03/15/46	267,352
100,000	Texas Health Resources	4.330	11/15/55	102,296
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	350,736
200,000	Thermo Fisher Scientific, Inc	2.150	12/14/18	201,138
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	101,250
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	663,174
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	248,766
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	632,731
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Thermo Fisher Scientific, Inc	3.650%	12/15/25	$152,636
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	222,545
200,000	Trinity Health Corp	4.125	12/01/45	201,261
750,000	Zimmer Holdings, Inc	1.450	04/01/17	749,786
750,000	Zimmer Holdings, Inc	3.150	04/01/22	761,511
625,000	Zimmer Holdings, Inc	3.550	04/01/25	631,765
550,000	Zimmer Holdings, Inc	4.250	08/15/35	537,170
106,000	Zimmer Holdings, Inc	5.750	11/30/39	122,405
300,000	Zimmer Holdings, Inc	4.450	08/15/45	293,089
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			39,996,995

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000	Clorox Co	3.800	11/15/21	107,300
100,000	Clorox Co	3.050	09/15/22	102,150
200,000	Clorox Co	3.500	12/15/24	208,466
100,000	Colgate-Palmolive Co	0.900	05/01/18	99,970
300,000	Colgate-Palmolive Co	1.750	03/15/19	306,598
200,000	Colgate-Palmolive Co	2.300	05/03/22	206,956
200,000	Colgate-Palmolive Co	1.950	02/01/23	199,999
300,000	Colgate-Palmolive Co	3.250	03/15/24	323,310
60,000	Colgate-Palmolive Co	6.450	06/16/28	79,892
300,000	Colgate-Palmolive Co	4.000	08/15/45	329,796
100,000	Ecolab, Inc	3.000	12/08/16	101,219
250,000	Ecolab, Inc	1.450	12/08/17	249,423
200,000	Ecolab, Inc	2.000	01/14/19	201,815
375,000	Ecolab, Inc	2.250	01/12/20	378,952
350,000	Ecolab, Inc	4.350	12/08/21	386,597
200,000	Ecolab, Inc	3.250	01/14/23	205,594
100,000	Ecolab, Inc	5.500	12/08/41	115,144
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	202,964
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	125,711
200,000	Estee Lauder Cos, Inc	4.375	06/15/45	217,739
1,000,000	Procter & Gamble Co	4.700	02/15/19	1,100,235
300,000	Procter & Gamble Co	1.900	11/01/19	308,720
500,000	Procter & Gamble Co	1.850	02/02/21	508,082
800,000	Procter & Gamble Co	2.300	02/06/22	823,874
600,000	Procter & Gamble Co	3.100	08/15/23	642,523
750,000	Procter & Gamble Co	2.700	02/02/26	770,394
225,000	Procter & Gamble Co	5.550	03/05/37	295,802
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,599,225

INSURANCE - 1.2%
25,000	ACE INA Holdings, Inc	5.800	03/15/18	27,040
500,000	ACE INA Holdings, Inc	5.900	06/15/19	563,308
500,000	ACE INA Holdings, Inc	2.300	11/03/20	508,539
500,000	ACE INA Holdings, Inc	2.875	11/03/22	516,098
250,000	ACE INA Holdings, Inc	2.700	03/13/23	252,709
300,000	ACE INA Holdings, Inc	3.350	05/15/24	314,365
400,000	ACE INA Holdings, Inc	3.150	03/15/25	411,619
175,000	ACE INA Holdings, Inc	3.350	05/03/26	182,666
150,000	ACE INA Holdings, Inc	4.150	03/13/43	154,539
600,000	ACE INA Holdings, Inc	4.350	11/03/45	654,088
67

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		Aetna, Inc	1.500%	11/15/17	$125,265
300,000		Aetna, Inc	2.200	03/15/19	305,598
250,000		Aetna, Inc	3.950	09/01/20	267,513
500,000		Aetna, Inc	2.750	11/15/22	498,086
300,000		Aetna, Inc	3.500	11/15/24	306,175
240,000		Aetna, Inc	6.625	06/15/36	304,990
350,000		Aetna, Inc	4.500	05/15/42	355,861
500,000		Aetna, Inc	4.125	11/15/42	482,301
200,000		Aflac, Inc	2.400	03/16/20	203,397
300,000		Aflac, Inc	4.000	02/15/22	322,665
600,000		Aflac, Inc	3.625	06/15/23	630,807
200,000		Aflac, Inc	3.625	11/15/24	208,467
200,000		Aflac, Inc	3.250	03/17/25	201,731
125,000		Aflac, Inc	6.900	12/17/39	163,813
300,000		Alleghany Corp	4.950	06/27/22	329,394
200,000		Alleghany Corp	4.900	09/15/44	193,689
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	300,733
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	101,918
1,250,000		Allstate Corp	3.150	06/15/23	1,285,562
100,000		Allstate Corp	4.500	06/15/43	109,749
200,000	i	Allstate Corp	5.750	08/15/53	203,250
100,000		American Financial Group, Inc	9.875	06/15/19	120,769
325,000		American International Group, Inc	2.300	07/16/19	327,908
300,000		American International Group, Inc	3.300	03/01/21	306,846
1,600,000		American International Group, Inc	4.875	06/01/22	1,759,874
200,000		American International Group, Inc	3.750	07/10/25	199,850
300,000		American International Group, Inc	3.900	04/01/26	301,119
500,000		American International Group, Inc	3.875	01/15/35	446,740
300,000		American International Group, Inc	4.700	07/10/35	296,906
800,000		American International Group, Inc	6.250	05/01/36	928,534
500,000		American International Group, Inc	4.500	07/16/44	471,696
300,000		American International Group, Inc	4.800	07/10/45	295,867
200,000		American International Group, Inc	4.375	01/15/55	174,950
200,000		Aon plc	3.125	05/27/16	200,675
50,000		Aon plc	5.000	09/30/20	55,326
200,000		Aon plc	2.800	03/15/21	202,224
200,000		Aon plc	4.000	11/27/23	206,694
300,000		Aon plc	3.500	06/14/24	301,516
300,000		Aon plc	3.875	12/15/25	305,754
200,000		Aon plc	6.250	09/30/40	233,178
100,000		Aon plc	4.250	12/12/42	92,325
200,000		Aon plc	4.450	05/24/43	187,677
250,000		Aon plc	4.750	05/15/45	253,707
300,000		Arch Capital Group US, Inc	5.144	11/01/43	314,704
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	205,696
100,000		Assurant, Inc	2.500	03/15/18	100,140
100,000		Assurant, Inc	4.000	03/15/23	100,754
100,000		Assurant, Inc	6.750	02/15/34	119,283
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	212,367
270,000		AXA S.A.	8.600	12/15/30	355,050
200,000		AXIS Specialty Finance plc	2.650	04/01/19	200,019
50,000		AXIS Specialty Finance plc	5.875	06/01/20	54,449
68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		AXIS Specialty Finance plc	5.150%	04/01/45	$206,288
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	302,529
750,000		Berkshire Hathaway Finance Corp	1.450	03/07/18	756,515
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	225,938
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	817,775
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	611,429
750,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	762,239
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	210,606
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	416,967
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	324,757
250,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	264,386
40,000		Chubb Corp	5.750	05/15/18	44,003
350,000		Chubb Corp	6.000	05/11/37	454,173
300,000	i	Chubb Corp	6.375	04/15/37	261,000
540,000		Cigna Corp	5.125	06/15/20	598,904
400,000		Cigna Corp	4.500	03/15/21	434,244
400,000		Cigna Corp	3.250	04/15/25	397,470
400,000		Cigna Corp	5.375	02/15/42	439,873
200,000		Cincinnati Financial Corp	6.920	05/15/28	251,689
500,000		CNA Financial Corp	5.750	08/15/21	561,502
125,000		CNA Financial Corp	3.950	05/15/24	124,298
200,000		CNA Financial Corp	4.500	03/01/26	202,834
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	293,286
250,000		Fidelity National Financial, Inc	5.500	09/01/22	271,551
100,000		First American Financial Corp	4.300	02/01/23	100,711
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	279,752
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	399,609
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	380,008
300,000		Humana, Inc	2.625	10/01/19	304,891
100,000		Humana, Inc	3.150	12/01/22	101,327
300,000		Humana, Inc	3.850	10/01/24	313,801
100,000		Humana, Inc	8.150	06/15/38	137,148
200,000		Humana, Inc	4.625	12/01/42	194,437
300,000		Humana, Inc	4.950	10/01/44	307,127
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	105,337
300,000		ING US, Inc	2.900	02/15/18	304,655
150,000		ING US, Inc	5.500	07/15/22	167,874
200,000		ING US, Inc	5.700	07/15/43	226,773
200,000		Kemper Corp	4.350	02/15/25	202,396
400,000		Leucadia National Corp	5.500	10/18/23	376,055
200,000		Lincoln National Corp	8.750	07/01/19	239,052
400,000		Lincoln National Corp	4.200	03/15/22	420,389
525,000		Lincoln National Corp	4.000	09/01/23	534,252
175,000		Lincoln National Corp	3.350	03/09/25	168,319
30,000		Lincoln National Corp	6.150	04/07/36	33,970
150,000		Lincoln National Corp	7.000	06/15/40	183,013
200,000		Loews Corp	2.625	05/15/23	197,348
200,000		Loews Corp	3.750	04/01/26	204,437
200,000		Loews Corp	4.125	05/15/43	190,576
100,000		Manulife Financial Corp	4.900	09/17/20	108,891
200,000		Manulife Financial Corp	4.150	03/04/26	204,339
200,000		Manulife Financial Corp	5.375	03/04/46	208,105
68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Markel Corp	7.125%	09/30/19	$115,029
150,000		Markel Corp	4.900	07/01/22	164,704
100,000		Markel Corp	3.625	03/30/23	100,858
100,000		Markel Corp	5.000	03/30/43	100,748
150,000		Markel Corp	5.000	04/05/46	150,952
100,000		Marsh & McLennan Cos, Inc	2.550	10/15/18	101,862
500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	504,616
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	165,602
200,000		Marsh & McLennan Cos, Inc	3.300	03/14/23	203,788
200,000		Marsh & McLennan Cos, Inc	4.050	10/15/23	211,248
152,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	151,694
500,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	508,576
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	199,716
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	513,194
175,000		MetLife, Inc	1.756	12/15/17	175,981
200,000		MetLife, Inc	1.903	12/15/17	201,266
1,050,000		MetLife, Inc	4.750	02/08/21	1,167,286
700,000		MetLife, Inc	3.048	12/15/22	711,237
325,000		MetLife, Inc	4.368	09/15/23	356,348
500,000		MetLife, Inc	3.600	04/10/24	517,506
200,000		MetLife, Inc	3.600	11/13/25	205,022
50,000		MetLife, Inc	6.375	06/15/34	62,692
405,000		MetLife, Inc	5.700	06/15/35	472,587
130,000		MetLife, Inc	5.875	02/06/41	155,646
200,000		MetLife, Inc	4.125	08/13/42	191,032
600,000		MetLife, Inc	4.875	11/13/43	639,472
500,000		MetLife, Inc	4.721	12/15/44	521,335
300,000		MetLife, Inc	4.050	03/01/45	283,880
150,000		MetLife, Inc	4.600	05/13/46	153,877
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	208,273
20,000		Nationwide Financial Services	6.750	05/15/37	20,175
200,000		Navigators Group, Inc	5.750	10/15/23	219,031
200,000		Old Republic International Corp	4.875	10/01/24	208,122
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	506,625
100,000		PartnerRe Ltd	5.500	06/01/20	110,113
100,000	g	Primerica, Inc	4.750	07/15/22	108,001
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,208
130,000		Principal Financial Group, Inc	8.875	05/15/19	154,476
100,000		Principal Financial Group, Inc	3.300	09/15/22	101,584
150,000		Principal Financial Group, Inc	3.125	05/15/23	148,529
200,000		Principal Financial Group, Inc	3.400	05/15/25	197,994
100,000		Principal Financial Group, Inc	6.050	10/15/36	118,599
100,000		Principal Financial Group, Inc	4.625	09/15/42	100,229
200,000		Principal Financial Group, Inc	4.350	05/15/43	191,996
200,000	i	Principal Financial Group, Inc	4.700	05/15/55	193,700
120,000		Progressive Corp	6.250	12/01/32	151,808
300,000	i	Progressive Corp	6.700	06/15/37	286,125
300,000		Progressive Corp	4.350	04/25/44	319,217
300,000		Progressive Corp	3.700	01/26/45	291,464
100,000		Protective Life Corp	7.375	10/15/19	116,304
300,000		Prudential Financial, Inc	3.000	05/12/16	300,599
60,000		Prudential Financial, Inc	6.100	06/15/17	63,049
70

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Prudential Financial, Inc	2.300%	08/15/18	$101,496
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,183,913
200,000		Prudential Financial, Inc	2.350	08/15/19	202,560
300,000		Prudential Financial, Inc	4.500	11/16/21	329,681
400,000		Prudential Financial, Inc	5.750	07/15/33	450,904
450,000		Prudential Financial, Inc	6.200	11/15/40	528,328
125,000	i	Prudential Financial, Inc	5.875	09/15/42	130,625
500,000	i	Prudential Financial, Inc	5.625	06/15/43	509,250
150,000		Prudential Financial, Inc	5.100	08/15/43	156,498
100,000	i	Prudential Financial, Inc	5.200	03/15/44	96,393
800,000		Prudential Financial, Inc	4.600	05/15/44	800,278
200,000	i	Prudential Financial, Inc	5.375	05/15/45	198,000
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	155,595
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	108,717
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	260,767
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	195,796
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	107,988
250,000		Torchmark Corp	3.800	09/15/22	255,243
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	26,708
610,000		Travelers Cos, Inc	5.800	05/15/18	662,263
130,000		Travelers Cos, Inc	5.900	06/02/19	146,790
600,000		Travelers Cos, Inc	5.350	11/01/40	737,626
200,000		Travelers Cos, Inc	4.600	08/01/43	225,498
250,000		Travelers Cos, Inc	4.300	08/25/45	270,850
100,000		Travelers Property Casualty Corp	6.375	03/15/33	130,303
300,000		UnitedHealth Group, Inc	1.400	12/15/17	301,606
324,000		UnitedHealth Group, Inc	6.000	02/15/18	351,821
500,000		UnitedHealth Group, Inc	1.900	07/16/18	507,892
200,000		UnitedHealth Group, Inc	1.700	02/15/19	201,695
900,000		UnitedHealth Group, Inc	1.625	03/15/19	906,530
500,000		UnitedHealth Group, Inc	2.300	12/15/19	508,250
500,000		UnitedHealth Group, Inc	2.700	07/15/20	519,604
700,000		UnitedHealth Group, Inc	4.700	02/15/21	792,059
300,000		UnitedHealth Group, Inc	2.125	03/15/21	302,709
500,000		UnitedHealth Group, Inc	2.875	12/15/21	519,507
500,000		UnitedHealth Group, Inc	3.350	07/15/22	531,649
325,000		UnitedHealth Group, Inc	2.750	02/15/23	331,008
200,000		UnitedHealth Group, Inc	2.875	03/15/23	205,391
500,000		UnitedHealth Group, Inc	3.750	07/15/25	538,983
175,000		UnitedHealth Group, Inc	3.100	03/15/26	179,176
750,000		UnitedHealth Group, Inc	4.625	07/15/35	836,540
365,000		UnitedHealth Group, Inc	6.625	11/15/37	499,473
250,000		UnitedHealth Group, Inc	6.875	02/15/38	350,904
150,000		UnitedHealth Group, Inc	4.625	11/15/41	167,207
300,000		UnitedHealth Group, Inc	4.375	03/15/42	322,660
350,000		UnitedHealth Group, Inc	3.950	10/15/42	352,236
200,000		UnitedHealth Group, Inc	4.250	03/15/43	210,832
500,000		UnitedHealth Group, Inc	4.750	07/15/45	573,519
110,000		Unum Group	5.625	09/15/20	121,542
200,000		Unum Group	4.000	03/15/24	198,266
200,000		Unum Group	3.875	11/05/25	192,878
200,000		Verisk Analytics, Inc	5.800	05/01/21	224,154
71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Verisk Analytics, Inc	4.000%	06/15/25	$504,375
300,000	Verisk Analytics, Inc	5.500	06/15/45	293,251
200,000	WellPoint, Inc	1.875	01/15/18	200,655
1,250,000	WellPoint, Inc	2.300	07/15/18	1,264,240
300,000	WellPoint, Inc	2.250	08/15/19	301,696
150,000	WellPoint, Inc	3.700	08/15/21	157,678
800,000	WellPoint, Inc	3.125	05/15/22	804,669
200,000	WellPoint, Inc	3.300	01/15/23	202,597
300,000	WellPoint, Inc	3.500	08/15/24	303,745
300,000	WellPoint, Inc	4.625	05/15/42	298,844
200,000	WellPoint, Inc	4.650	01/15/43	198,149
500,000	WellPoint, Inc	5.100	01/15/44	527,481
300,000	WellPoint, Inc	4.650	08/15/44	298,171
300,000	WellPoint, Inc	4.850	08/15/54	296,856
200,000	Willis Group Holdings plc	5.750	03/15/21	222,674
165,000	WR Berkley Corp	5.375	09/15/20	181,929
250,000	WR Berkley Corp	4.625	03/15/22	269,825
200,000	WR Berkley Corp	4.750	08/01/44	199,498
350,000	XL Capital Ltd	6.375	11/15/24	407,821
200,000	XLIT Ltd	2.300	12/15/18	200,681
200,000	XLIT Ltd	4.450	03/31/25	198,123
200,000	XLIT Ltd	5.250	12/15/43	207,113
	TOTAL INSURANCE			75,131,587

MATERIALS - 0.9%
200,000	3M Co	1.000	06/26/17	200,453
200,000	3M Co	1.375	08/07/18	201,864
200,000	3M Co	2.000	06/26/22	203,582
200,000	3M Co	3.000	08/07/25	213,853
190,000	3M Co	5.700	03/15/37	247,026
300,000	3M Co	3.875	06/15/44	311,779
100,000	Agrium, Inc	6.750	01/15/19	110,173
150,000	Agrium, Inc	3.150	10/01/22	147,285
200,000	Agrium, Inc	3.500	06/01/23	198,494
250,000	Agrium, Inc	3.375	03/15/25	240,716
200,000	Agrium, Inc	4.125	03/15/35	173,833
100,000	Agrium, Inc	6.125	01/15/41	109,654
200,000	Agrium, Inc	4.900	06/01/43	190,384
225,000	Agrium, Inc	5.250	01/15/45	222,245
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	200,012
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	157,354
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	151,445
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	315,381
200,000	Airgas, Inc	1.650	02/15/18	199,832
250,000	Airgas, Inc	2.900	11/15/22	248,426
200,000	Airgas, Inc	3.650	07/15/24	203,071
100,000	Albemarle Corp	3.000	12/01/19	100,632
100,000	Albemarle Corp	4.500	12/15/20	103,517
200,000	Albemarle Corp	4.150	12/01/24	198,080
200,000	Avery Dennison Corp	3.350	04/15/23	202,018
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	161,945
385,000	Barrick Gold Corp	4.100	05/01/23	375,077
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Barrick Gold Corp	5.250%	04/01/42	$215,192
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,533,882
300,000	Barrick North America Finance LLC	5.750	05/01/43	271,263
100,000	Bemis Co, Inc	6.800	08/01/19	112,917
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	302,901
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	506,366
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	102,907
1,675,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,725,684
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	457,475
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	508,791
600,000	Braskem Finance Ltd	6.450	02/03/24	562,500
200,000	Cabot Corp	3.700	07/15/22	198,980
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	106,855
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	105,939
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	408,880
350,000	CF Industries, Inc	7.125	05/01/20	398,559
200,000	CF Industries, Inc	3.450	06/01/23	193,271
500,000	CF Industries, Inc	5.150	03/15/34	471,078
200,000	CF Industries, Inc	4.950	06/01/43	174,111
250,000	Church & Dwight Co, Inc	2.875	10/01/22	252,988
100,000	Corning, Inc	1.450	11/15/17	99,603
225,000	Corning, Inc	4.250	08/15/20	238,875
300,000	Corning, Inc	2.900	05/15/22	302,413
200,000	Corning, Inc	3.700	11/15/23	203,743
100,000	Corning, Inc	5.750	08/15/40	111,076
200,000	Corning, Inc	4.750	03/15/42	195,276
150,000	Cytec Industries, Inc	3.500	04/01/23	145,791
200,000	Domtar Corp	4.400	04/01/22	205,189
100,000	Domtar Corp	6.250	09/01/42	99,647
100,000	Domtar Corp	6.750	02/15/44	101,770
591,000	Dow Chemical Co	8.550	05/15/19	703,131
929,000	Dow Chemical Co	4.250	11/15/20	1,011,038
500,000	Dow Chemical Co	4.125	11/15/21	545,761
550,000	Dow Chemical Co	3.000	11/15/22	562,685
400,000	Dow Chemical Co	3.500	10/01/24	411,650
400,000	Dow Chemical Co	4.250	10/01/34	389,813
350,000	Dow Chemical Co	5.250	11/15/41	372,272
375,000	Dow Chemical Co	4.375	11/15/42	360,056
400,000	Dow Chemical Co	4.625	10/01/44	401,788
175,000	Eastman Chemical Co	2.400	06/01/17	176,462
165,000	Eastman Chemical Co	5.500	11/15/19	182,859
400,000	Eastman Chemical Co	2.700	01/15/20	408,323
250,000	Eastman Chemical Co	3.600	08/15/22	260,360
300,000	Eastman Chemical Co	3.800	03/15/25	307,733
150,000	Eastman Chemical Co	4.800	09/01/42	142,295
300,000	Eastman Chemical Co	4.650	10/15/44	286,969
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,554,867
900,000	EI du Pont de Nemours & Co	2.800	02/15/23	903,930
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	214,488
100,000	FMC Corp	3.950	02/01/22	101,973
200,000	FMC Corp	4.100	02/01/24	208,048
300,000	Georgia-Pacific LLC	8.000	01/15/24	386,944
73

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Georgia-Pacific LLC	7.750%	11/15/29	$341,977
250,000	Goldcorp, Inc	2.125	03/15/18	246,919
250,000	Goldcorp, Inc	3.700	03/15/23	244,900
300,000	Goldcorp, Inc	5.450	06/09/44	273,522
100,000	Hubbell, Inc	3.625	11/15/22	105,491
200,000	Hubbell, Inc	3.350	03/01/26	200,979
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	297,613
1,000,000	International Paper Co	3.650	06/15/24	1,015,196
250,000	International Paper Co	5.000	09/15/35	257,581
170,000	International Paper Co	7.300	11/15/39	202,402
450,000	International Paper Co	6.000	11/15/41	488,861
300,000	International Paper Co	4.800	06/15/44	288,996
250,000	International Paper Co	5.150	05/15/46	251,690
330,000	Kimberly-Clark Corp	6.250	07/15/18	367,474
200,000	Kimberly-Clark Corp	1.400	02/15/19	201,928
200,000	Kimberly-Clark Corp	1.900	05/22/19	203,427
200,000	Kimberly-Clark Corp	1.850	03/01/20	203,071
225,000	Kimberly-Clark Corp	3.625	08/01/20	243,448
100,000	Kimberly-Clark Corp	3.875	03/01/21	109,447
125,000	Kimberly-Clark Corp	2.400	03/01/22	127,272
200,000	Kimberly-Clark Corp	2.400	06/01/23	202,422
150,000	Kimberly-Clark Corp	3.050	08/15/25	156,033
200,000	Kimberly-Clark Corp	2.750	02/15/26	204,518
200,000	Kimberly-Clark Corp	6.625	08/01/37	276,694
200,000	Kimberly-Clark Corp	3.700	06/01/43	206,576
92,000	Lubrizol Corp	8.875	02/01/19	109,574
150,000	Lubrizol Corp	6.500	10/01/34	196,084
300,000	LYB International Finance BV	4.000	07/15/23	314,855
300,000	LYB International Finance BV	5.250	07/15/43	311,144
300,000	LYB International Finance BV	4.875	03/15/44	299,196
500,000	LyondellBasell Industries NV	5.000	04/15/19	534,269
300,000	LyondellBasell Industries NV	6.000	11/15/21	345,224
300,000	LyondellBasell Industries NV	5.750	04/15/24	347,189
125,000	LyondellBasell Industries NV	4.625	02/26/55	111,704
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	267,081
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	201,657
150,000	Methanex Corp	3.250	12/15/19	139,611
150,000	Methanex Corp	4.250	12/01/24	125,306
100,000	Methanex Corp	5.650	12/01/44	80,794
200,000	Monsanto Co	2.750	04/15/16	200,107
400,000	Monsanto Co	1.150	06/30/17	399,240
200,000	Monsanto Co	1.850	11/15/18	199,660
400,000	Monsanto Co	2.125	07/15/19	406,164
100,000	Monsanto Co	2.200	07/15/22	97,319
150,000	Monsanto Co	5.500	08/15/25	172,081
100,000	Monsanto Co	3.600	07/15/42	80,791
200,000	Monsanto Co	4.650	11/15/43	190,704
200,000	Monsanto Co	4.400	07/15/44	185,718
350,000	Monsanto Co	3.950	04/15/45	301,996
500,000	Monsanto Co	4.700	07/15/64	432,183
100,000	NewMarket Corp	4.100	12/15/22	101,754
200,000	Newmont Mining Corp	5.125	10/01/19	214,998
74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Newmont Mining Corp	3.500%	03/15/22	$596,332
298,000	Newmont Mining Corp	5.875	04/01/35	288,547
135,000	Newmont Mining Corp	6.250	10/01/39	134,942
300,000	Newmont Mining Corp	4.875	03/15/42	257,968
100,000	Nucor Corp	5.750	12/01/17	106,391
130,000	Nucor Corp	5.850	06/01/18	139,951
300,000	Nucor Corp	4.125	09/15/22	313,414
300,000	Nucor Corp	5.200	08/01/43	305,362
8,000	Owens Corning	9.000	06/15/19	9,329
200,000	Owens Corning	4.200	12/15/22	202,740
500,000	Owens Corning	4.200	12/01/24	499,558
150,000	Packaging Corp of America	3.900	06/15/22	154,021
250,000	Packaging Corp of America	4.500	11/01/23	262,240
100,000	Packaging Corp of America	3.650	09/15/24	99,224
100,000	Plum Creek Timberlands LP	4.700	03/15/21	107,254
300,000	Plum Creek Timberlands LP	3.250	03/15/23	296,861
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	700,501
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	402,984
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	191,468
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	224,847
27,000	PPG Industries, Inc	6.650	03/15/18	29,381
300,000	PPG Industries, Inc	2.300	11/15/19	304,418
300,000	PPG Industries, Inc	3.600	11/15/20	314,230
200,000	Praxair, Inc	1.050	11/07/17	199,285
300,000	Praxair, Inc	2.250	09/24/20	304,123
250,000	Praxair, Inc	2.200	08/15/22	250,109
300,000	Praxair, Inc	2.650	02/05/25	301,651
100,000	Praxair, Inc	3.200	01/30/26	104,989
625,000	Praxair, Inc	3.550	11/07/42	582,703
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,637,802
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	590,210
1,000,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	980,700
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	295,098
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	794,856
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	301,160
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	402,506
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	195,328
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	801,732
500,000	Rock Tenn Co	4.900	03/01/22	537,353
58,000	Rohm and Haas Co	6.000	09/15/17	61,336
100,000	RPM International, Inc	6.125	10/15/19	110,882
300,000	RPM International, Inc	3.450	11/15/22	292,895
100,000	RPM International, Inc	5.250	06/01/45	99,107
175,000	Sherwin-Williams Co	1.350	12/15/17	174,974
200,000	Sherwin-Williams Co	3.450	08/01/25	202,245
200,000	Sherwin-Williams Co	4.000	12/15/42	191,107
150,000	Sonoco Products Co	5.750	11/01/40	169,926
200,000	Southern Copper Corp	5.375	04/16/20	213,481
300,000	Southern Copper Corp	3.875	04/23/25	286,797
100,000	Southern Copper Corp	7.500	07/27/35	104,533
680,000	Southern Copper Corp	6.750	04/16/40	660,871
500,000	Southern Copper Corp	5.875	04/23/45	442,096
75

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$450,000		Vale S.A.	5.625%	09/11/42	$319,113
150,000		Valspar Corp	4.200	01/15/22	157,534
300,000		Valspar Corp	3.300	02/01/25	295,888
200,000		Valspar Corp	3.950	01/15/26	206,549
150,000		Westlake Chemical Corp	3.600	07/15/22	149,087
200,000		Worthington Industries, Inc	4.550	04/15/26	199,701
200,000		Yamana Gold, Inc	4.950	07/15/24	169,000
		TOTAL MATERIALS			57,409,028

MEDIA - 0.8%
100,000		CBS Corp	1.950	07/01/17	100,550
200,000		CBS Corp	2.300	08/15/19	202,110
50,000		CBS Corp	5.750	04/15/20	56,604
445,000		CBS Corp	4.300	02/15/21	481,797
500,000		CBS Corp	3.375	03/01/22	518,927
200,000		CBS Corp	3.700	08/15/24	206,115
300,000		CBS Corp	3.500	01/15/25	304,147
125,000		CBS Corp	4.000	01/15/26	130,621
200,000		CBS Corp	4.850	07/01/42	193,905
200,000		CBS Corp	4.900	08/15/44	195,179
500,000		CBS Corp	4.600	01/15/45	471,903
675,000	g	CCO Safari II LLC	3.579	07/23/20	690,006
610,000	g	CCO Safari II LLC	4.464	07/23/22	639,081
1,250,000	g	CCO Safari II LLC	4.908	07/23/25	1,319,009
500,000	g	CCO Safari II LLC	6.384	10/23/35	550,843
500,000	g	CCO Safari II LLC	6.484	10/23/45	556,501
500,000	g	CCO Safari II LLC	6.834	10/23/55	539,722
1,000,000		Comcast Corp	5.150	03/01/20	1,125,607
1,350,000		Comcast Corp	3.125	07/15/22	1,431,355
800,000		Comcast Corp	2.850	01/15/23	831,010
600,000		Comcast Corp	2.750	03/01/23	619,921
600,000		Comcast Corp	3.375	02/15/25	637,870
350,000		Comcast Corp	3.375	08/15/25	372,460
800,000		Comcast Corp	3.150	03/01/26	832,840
625,000		Comcast Corp	4.250	01/15/33	665,764
129,000		Comcast Corp	7.050	03/15/33	178,284
125,000		Comcast Corp	4.200	08/15/34	132,162
345,000		Comcast Corp	5.650	06/15/35	424,913
350,000		Comcast Corp	4.400	08/15/35	379,283
350,000		Comcast Corp	6.950	08/15/37	491,140
780,000		Comcast Corp	6.400	03/01/40	1,057,526
350,000		Comcast Corp	4.650	07/15/42	389,437
300,000		Comcast Corp	4.500	01/15/43	329,171
500,000		Comcast Corp	4.750	03/01/44	564,150
900,000		Comcast Corp	4.600	08/15/45	998,772
510,000		Discovery Communications LLC	5.050	06/01/20	546,392
500,000		Discovery Communications LLC	3.300	05/15/22	493,138
600,000		Discovery Communications LLC	3.250	04/01/23	572,074
350,000		Discovery Communications LLC	3.450	03/15/25	330,537
200,000		Discovery Communications LLC	4.900	03/11/26	206,295
100,000		Discovery Communications LLC	6.350	06/01/40	101,541
100,000		Discovery Communications LLC	4.950	05/15/42	87,316
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		Discovery Communications LLC	4.875%	04/01/43	$109,897
550,000		Grupo Televisa SAB	6.625	03/18/25	656,333
200,000		Grupo Televisa SAB	4.625	01/30/26	210,939
600,000		Grupo Televisa SAB	5.000	05/13/45	547,492
200,000		Grupo Televisa SAB	6.125	01/31/46	212,000
348,000		Historic TW, Inc	6.625	05/15/29	422,001
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	206,216
300,000		Interpublic Group of Cos, Inc	2.250	11/15/17	300,054
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	102,961
1,200,000		NBC Universal Media LLC	4.450	01/15/43	1,292,846
1,585,000		NBC Universal Media LLC	5.150	04/30/20	1,802,483
820,000		NBC Universal Media LLC	4.375	04/01/21	917,336
375,000		NBC Universal Media LLC	2.875	01/15/23	389,035
95,000		NBC Universal Media LLC	6.400	04/30/40	127,147
150,000		NBC Universal Media LLC	5.950	04/01/41	191,830
200,000		Omnicom Group, Inc	4.450	08/15/20	218,840
700,000		Omnicom Group, Inc	3.625	05/01/22	735,216
200,000		Omnicom Group, Inc	3.650	11/01/24	206,169
325,000	h	Omnicom Group, Inc	3.600	04/15/26	333,058
300,000		Scripps Networks Interactive, Inc	2.750	11/15/19	301,497
200,000		Scripps Networks Interactive, Inc	2.800	06/15/20	200,437
200,000		Scripps Networks Interactive, Inc	3.500	06/15/22	200,306
200,000		Scripps Networks Interactive, Inc	3.900	11/15/24	201,987
200,000		Scripps Networks Interactive, Inc	3.950	06/15/25	200,153
500,000		Time Warner Cable, Inc	5.850	05/01/17	521,244
170,000		Time Warner Cable, Inc	6.750	07/01/18	187,062
910,000		Time Warner Cable, Inc	8.750	02/14/19	1,065,694
1,100,000		Time Warner Cable, Inc	8.250	04/01/19	1,280,824
1,300,000		Time Warner Cable, Inc	4.000	09/01/21	1,360,965
500,000		Time Warner Cable, Inc	6.550	05/01/37	548,908
175,000		Time Warner Cable, Inc	6.750	06/15/39	197,013
690,000		Time Warner Cable, Inc	5.875	11/15/40	714,261
300,000		Time Warner Cable, Inc	5.500	09/01/41	297,586
1,450,000		Time Warner Cable, Inc	4.500	09/15/42	1,287,516
1,200,000		Time Warner, Inc	2.100	06/01/19	1,210,588
450,000		Time Warner, Inc	4.750	03/29/21	496,476
1,400,000		Time Warner, Inc	3.400	06/15/22	1,455,469
650,000		Time Warner, Inc	4.050	12/15/23	701,177
500,000		Time Warner, Inc	3.550	06/01/24	514,509
500,000		Time Warner, Inc	3.875	01/15/26	524,591
785,000		Time Warner, Inc	6.500	11/15/36	910,849
350,000		Time Warner, Inc	6.100	07/15/40	398,444
150,000		Time Warner, Inc	6.250	03/29/41	173,428
900,000		Time Warner, Inc	4.900	06/15/42	917,250
200,000		Time Warner, Inc	5.350	12/15/43	212,896
300,000		Time Warner, Inc	4.650	06/01/44	293,484
400,000		Time Warner, Inc	4.850	07/15/45	407,024
250,000		Viacom, Inc	2.500	09/01/18	251,812
500,000		Viacom, Inc	2.200	04/01/19	501,371
300,000		Viacom, Inc	2.750	12/15/19	305,633
400,000		Viacom, Inc	3.875	12/15/21	415,834
500,000		Viacom, Inc	3.125	06/15/22	491,518
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Viacom, Inc	3.250%	03/15/23	$193,575
250,000	Viacom, Inc	4.250	09/01/23	255,030
400,000	Viacom, Inc	3.875	04/01/24	398,556
300,000	Viacom, Inc	4.850	12/15/34	266,329
200,000	Viacom, Inc	4.500	02/27/42	160,423
504,000	Viacom, Inc	4.375	03/15/43	389,709
100,000	Viacom, Inc	4.875	06/15/43	83,318
500,000	Viacom, Inc	5.250	04/01/44	449,826
261,000	WPP Finance 2010	4.750	11/21/21	288,151
300,000	WPP Finance 2010	3.625	09/07/22	307,892
200,000	WPP Finance 2010	3.750	09/19/24	202,506
200,000	WPP Finance 2010	5.625	11/15/43	206,867
	TOTAL MEDIA			51,887,819

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
350,000	Abbott Laboratories	5.125	04/01/19	384,815
400,000	Abbott Laboratories	2.000	03/15/20	405,821
400,000	Abbott Laboratories	2.550	03/15/22	407,741
400,000	Abbott Laboratories	2.950	03/15/25	404,286
500,000	Abbott Laboratories	5.300	05/27/40	575,460
800,000	AbbVie, Inc	1.750	11/06/17	803,765
975,000	AbbVie, Inc	1.800	05/14/18	981,673
700,000	AbbVie, Inc	2.000	11/06/18	706,882
850,000	AbbVie, Inc	2.500	05/14/20	865,893
1,000,000	AbbVie, Inc	3.200	11/06/22	1,034,412
1,000,000	AbbVie, Inc	3.600	05/14/25	1,050,169
1,000,000	AbbVie, Inc	4.500	05/14/35	1,039,247
1,375,000	AbbVie, Inc	4.400	11/06/42	1,389,558
600,000	AbbVie, Inc	4.700	05/14/45	638,209
1,000,000	Actavis Funding SCS	2.350	03/12/18	1,011,734
1,825,000	Actavis Funding SCS	3.000	03/12/20	1,877,825
3,000,000	Actavis Funding SCS	3.450	03/15/22	3,115,599
1,450,000	Actavis Funding SCS	3.800	03/15/25	1,508,956
725,000	Actavis Funding SCS	4.550	03/15/35	749,744
1,125,000	Actavis Funding SCS	4.750	03/15/45	1,191,728
300,000	Amgen, Inc	2.125	05/15/17	303,187
500,000	Amgen, Inc	1.250	05/22/17	501,017
550,000	Amgen, Inc	5.850	06/01/17	579,006
500,000	Amgen, Inc	2.200	05/22/19	511,590
75,000	Amgen, Inc	4.500	03/15/20	82,192
400,000	Amgen, Inc	2.125	05/01/20	405,055
250,000	Amgen, Inc	3.450	10/01/20	266,317
700,000	Amgen, Inc	4.100	06/15/21	763,867
400,000	Amgen, Inc	2.700	05/01/22	407,778
1,000,000	Amgen, Inc	3.625	05/15/22	1,070,510
500,000	Amgen, Inc	3.625	05/22/24	527,749
400,000	Amgen, Inc	3.125	05/01/25	405,412
500,000	Amgen, Inc	6.375	06/01/37	621,600
1,000,000	Amgen, Inc	6.400	02/01/39	1,251,160
650,000	Amgen, Inc	4.950	10/01/41	700,133
400,000	Amgen, Inc	5.150	11/15/41	441,535
400,000	Amgen, Inc	4.400	05/01/45	408,390
78

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		AstraZeneca plc	5.900%	09/15/17	$853,864
300,000		AstraZeneca plc	1.750	11/16/18	302,965
500,000		AstraZeneca plc	2.375	11/16/20	510,330
500,000		AstraZeneca plc	3.375	11/16/25	518,158
900,000		AstraZeneca plc	6.450	09/15/37	1,196,735
450,000		AstraZeneca plc	4.000	09/18/42	452,852
350,000		AstraZeneca plc	4.375	11/16/45	372,730
500,000	g	Baxalta, Inc	2.000	06/22/18	496,040
500,000	g	Baxalta, Inc	4.000	06/23/25	508,325
500,000	g	Baxalta, Inc	5.250	06/23/45	531,539
100,000		Biogen Idec, Inc	6.875	03/01/18	109,525
100,000		Biogen, Inc	2.900	09/15/20	102,957
300,000		Biogen, Inc	3.625	09/15/22	317,396
500,000		Biogen, Inc	4.050	09/15/25	534,574
1,500,000		Biogen, Inc	5.200	09/15/45	1,664,260
250,000		Bristol-Myers Squibb Co	0.875	08/01/17	250,156
200,000		Bristol-Myers Squibb Co	1.750	03/01/19	203,966
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	214,532
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	605,443
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	227,059
200,000		Celgene Corp	1.900	08/15/17	201,683
400,000		Celgene Corp	2.125	08/15/18	404,588
300,000		Celgene Corp	2.300	08/15/18	304,544
200,000		Celgene Corp	2.250	05/15/19	202,942
425,000		Celgene Corp	2.875	08/15/20	437,909
200,000		Celgene Corp	3.950	10/15/20	214,420
300,000		Celgene Corp	3.250	08/15/22	309,835
750,000		Celgene Corp	3.550	08/15/22	787,129
300,000		Celgene Corp	3.625	05/15/24	310,201
300,000		Celgene Corp	5.250	08/15/43	335,309
300,000		Celgene Corp	4.625	05/15/44	305,736
1,000,000		Celgene Corp	5.000	08/15/45	1,081,642
300,000		Eli Lilly & Co	1.250	03/01/18	302,217
200,000		Eli Lilly & Co	1.950	03/15/19	204,639
800,000		Eli Lilly & Co	2.750	06/01/25	819,959
400,000		Eli Lilly & Co	3.700	03/01/45	407,182
250,000		Gilead Sciences, Inc	1.850	09/04/18	254,445
200,000		Gilead Sciences, Inc	2.050	04/01/19	204,059
125,000		Gilead Sciences, Inc	2.350	02/01/20	127,942
1,000,000		Gilead Sciences, Inc	2.550	09/01/20	1,030,238
600,000		Gilead Sciences, Inc	4.500	04/01/21	670,762
650,000		Gilead Sciences, Inc	4.400	12/01/21	726,471
500,000		Gilead Sciences, Inc	3.250	09/01/22	528,260
425,000		Gilead Sciences, Inc	3.700	04/01/24	456,057
400,000		Gilead Sciences, Inc	3.500	02/01/25	423,218
750,000		Gilead Sciences, Inc	3.650	03/01/26	798,205
300,000		Gilead Sciences, Inc	4.600	09/01/35	325,668
100,000		Gilead Sciences, Inc	5.650	12/01/41	121,316
775,000		Gilead Sciences, Inc	4.800	04/01/44	851,799
675,000		Gilead Sciences, Inc	4.500	02/01/45	715,347
750,000		Gilead Sciences, Inc	4.750	03/01/46	823,351
800,000		GlaxoSmithKline Capital plc	1.500	05/08/17	805,426
79

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		GlaxoSmithKline Capital plc	2.850%	05/08/22	$314,415
1,045,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,144,682
225,000		GlaxoSmithKline Capital, Inc	2.800	03/18/23	233,392
350,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	414,628
743,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,004,428
350,000		GlaxoSmithKline Capital, Inc	4.200	03/18/43	377,689
1,100,000		Johnson & Johnson	1.650	12/05/18	1,121,474
350,000		Johnson & Johnson	1.125	03/01/19	350,919
300,000		Johnson & Johnson	1.875	12/05/19	308,022
250,000		Johnson & Johnson	1.650	03/01/21	251,315
200,000		Johnson & Johnson	2.450	12/05/21	207,340
300,000		Johnson & Johnson	2.050	03/01/23	301,370
700,000		Johnson & Johnson	3.375	12/05/23	771,833
500,000		Johnson & Johnson	2.450	03/01/26	502,462
850,000		Johnson & Johnson	4.375	12/05/33	968,515
100,000		Johnson & Johnson	3.550	03/01/36	103,862
375,000		Johnson & Johnson	5.850	07/15/38	510,368
300,000		Johnson & Johnson	4.500	12/05/43	344,505
100,000		Johnson & Johnson	3.700	03/01/46	104,994
600,000		Life Technologies Corp	5.000	01/15/21	655,089
200,000		Merck & Co, Inc	1.100	01/31/18	200,683
400,000		Merck & Co, Inc	1.300	05/18/18	403,310
375,000		Merck & Co, Inc	1.850	02/10/20	382,192
1,500,000		Merck & Co, Inc	3.875	01/15/21	1,648,421
750,000		Merck & Co, Inc	2.350	02/10/22	765,364
200,000		Merck & Co, Inc	2.400	09/15/22	204,002
1,100,000		Merck & Co, Inc	2.800	05/18/23	1,148,236
500,000		Merck & Co, Inc	2.750	02/10/25	512,088
100,000		Merck & Co, Inc	3.600	09/15/42	100,119
750,000		Merck & Co, Inc	4.150	05/18/43	819,491
750,000		Merck & Co, Inc	3.700	02/10/45	763,466
100,000	g	Mylan NV	3.000	12/15/18	101,390
100,000	g	Mylan NV	3.750	12/15/20	102,565
500,000		Mylan, Inc	1.800	06/24/16	500,362
100,000		Mylan, Inc	2.550	03/28/19	100,125
200,000		Mylan, Inc	4.200	11/29/23	204,928
200,000		Mylan, Inc	5.400	11/29/43	199,462
300,000		Novartis Capital Corp	2.400	09/21/22	307,407
750,000		Novartis Capital Corp	3.400	05/06/24	805,710
500,000		Novartis Capital Corp	3.000	11/20/25	521,516
400,000		Novartis Capital Corp	3.700	09/21/42	404,184
750,000		Novartis Capital Corp	4.400	05/06/44	859,332
500,000		Novartis Capital Corp	4.000	11/20/45	535,285
600,000		Novartis Securities Investment Ltd	5.125	02/10/19	663,947
125,000		Perrigo Co plc	1.300	11/08/16	124,419
100,000		Perrigo Co plc	2.300	11/08/18	99,919
100,000		Perrigo Co plc	4.000	11/15/23	101,717
100,000		Perrigo Co plc	5.300	11/15/43	99,388
225,000		Perrigo Finance plc	3.500	12/15/21	229,458
200,000		Perrigo Finance plc	3.900	12/15/24	199,045
300,000		Perrigo Finance plc	4.900	12/15/44	283,292
100,000		Perrigo Finance Unlimited Co	3.500	03/15/21	102,461
80

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Perrigo Finance Unlimited Co	4.375%	03/15/26	$205,976
300,000	Pfizer, Inc	1.500	06/15/18	303,740
1,460,000	Pfizer, Inc	6.200	03/15/19	1,661,356
800,000	Pfizer, Inc	3.000	06/15/23	844,542
300,000	Pfizer, Inc	3.400	05/15/24	321,880
500,000	Pfizer, Inc	4.300	06/15/43	547,507
600,000	Pfizer, Inc	4.400	05/15/44	678,522
175,000	Sanofi	1.250	04/10/18	175,940
750,000	Sanofi	4.000	03/29/21	825,946
658,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	662,052
200,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	199,614
17,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	20,130
500,000	Wyeth LLC	5.450	04/01/17	522,471
1,000,000	Wyeth LLC	6.450	02/01/24	1,273,954
945,000	Wyeth LLC	5.950	04/01/37	1,214,448
125,000	Zoetis, Inc	1.875	02/01/18	124,895
100,000	Zoetis, Inc	3.450	11/13/20	102,776
150,000	Zoetis, Inc	3.250	02/01/23	148,376
100,000	Zoetis, Inc	4.500	11/13/25	106,983
600,000	Zoetis, Inc	4.700	02/01/43	564,406
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			88,846,020

REAL ESTATE - 0.6%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	161,704
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	101,202
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	204,786
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	201,324
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	101,206
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	308,999
200,000	AvalonBay Communities, Inc	3.625	10/01/20	208,910
100,000	AvalonBay Communities, Inc	3.950	01/15/21	106,833
225,000	AvalonBay Communities, Inc	2.950	09/15/22	225,488
100,000	AvalonBay Communities, Inc	2.850	03/15/23	99,482
200,000	AvalonBay Communities, Inc	3.500	11/15/24	207,197
200,000	AvalonBay Communities, Inc	3.450	06/01/25	205,043
150,000	AvalonBay Communities, Inc	3.500	11/15/25	155,471
150,000	Boston Properties LP	3.700	11/15/18	156,903
80,000	Boston Properties LP	5.875	10/15/19	89,494
175,000	Boston Properties LP	4.125	05/15/21	187,613
500,000	Boston Properties LP	3.850	02/01/23	526,690
425,000	Boston Properties LP	3.125	09/01/23	427,510
200,000	Boston Properties LP	3.800	02/01/24	209,653
100,000	Boston Properties LP	3.650	02/01/26	103,417
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	118,972
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	198,497
200,000	Brandywine Operating Partnership LP	4.100	10/01/24	198,091
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	146,421
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	183,334
100,000	Camden Property Trust	4.625	06/15/21	109,527
200,000	Camden Property Trust	2.950	12/15/22	198,402
125,000	Camden Property Trust	4.250	01/15/24	133,390
250,000	CBL & Associates LP	4.600	10/15/24	227,668
81

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	CBRE Services, Inc	4.875%	03/01/26	$505,018
200,000	Corporate Office Properties LP	3.700	06/15/21	198,726
200,000	Corporate Office Properties LP	5.250	02/15/24	205,937
100,000	CubeSmart LP	4.800	07/15/22	109,432
200,000	CubeSmart LP	4.375	12/15/23	210,549
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	102,578
200,000	DDR Corp	3.500	01/15/21	202,978
500,000	DDR Corp	4.625	07/15/22	530,603
150,000	DDR Corp	4.250	02/01/26	152,477
26,000	Duke Realty LP	5.950	02/15/17	26,945
100,000	Duke Realty LP	3.875	02/15/21	103,289
200,000	Duke Realty LP	4.375	06/15/22	210,680
100,000	Duke Realty LP	3.875	10/15/22	101,992
100,000	Duke Realty LP	3.625	04/15/23	100,572
100,000	Duke Realty LP	3.750	12/01/24	99,172
100,000	EPR Properties	5.750	08/15/22	107,842
200,000	EPR Properties	5.250	07/15/23	204,374
200,000	Equity One, Inc	3.750	11/15/22	200,631
448,000	ERP Operating LP	4.625	12/15/21	498,730
200,000	ERP Operating LP	3.375	06/01/25	206,137
300,000	ERP Operating LP	4.500	07/01/44	318,508
100,000	Essex Portfolio LP	3.625	08/15/22	103,739
250,000	Essex Portfolio LP	3.375	01/15/23	254,959
100,000	Essex Portfolio LP	3.250	05/01/23	99,620
400,000	Essex Portfolio LP	3.500	04/01/25	400,024
100,000	Federal Realty Investment Trust	2.550	01/15/21	101,814
100,000	Federal Realty Investment Trust	3.000	08/01/22	101,490
100,000	Federal Realty Investment Trust	2.750	06/01/23	98,780
200,000	Federal Realty Investment Trust	3.950	01/15/24	213,723
100,000	Federal Realty Investment Trust	4.500	12/01/44	104,838
150,000	HCP, Inc	3.750	02/01/19	154,804
250,000	HCP, Inc	2.625	02/01/20	246,650
150,000	HCP, Inc	5.375	02/01/21	163,881
400,000	HCP, Inc	3.150	08/01/22	383,074
300,000	HCP, Inc	4.000	12/01/22	301,670
200,000	HCP, Inc	4.250	11/15/23	200,857
200,000	HCP, Inc	4.200	03/01/24	197,472
800,000	HCP, Inc	3.875	08/15/24	772,425
30,000	HCP, Inc	6.750	02/01/41	34,505
200,000	Health Care REIT, Inc	4.700	09/15/17	207,946
150,000	Health Care REIT, Inc	2.250	03/15/18	150,843
200,000	Health Care REIT, Inc	4.125	04/01/19	209,875
440,000	Health Care REIT, Inc	6.125	04/15/20	497,519
200,000	Health Care REIT, Inc	4.500	01/15/24	208,236
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	98,368
100,000	Healthcare Realty Trust, Inc	3.875	05/01/25	97,187
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	98,458
125,000	Highwoods Realty LP	5.850	03/15/17	129,456
100,000	Highwoods Realty LP	3.625	01/15/23	99,739
400,000	Hospitality Properties Trust	4.250	02/15/21	406,029
100,000	Hospitality Properties Trust	5.000	08/15/22	103,975
200,000	Hospitality Properties Trust	4.500	06/15/23	198,779
82

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Hospitality Properties Trust	4.650%	03/15/24	$196,344
600,000	Host Hotels & Resorts LP	3.750	10/15/23	585,601
200,000	Host Hotels & Resorts LP	4.000	06/15/25	194,873
100,000	Host Hotels & Resorts LP	4.500	02/01/26	101,159
50,000	HRPT Properties Trust	5.875	09/15/20	54,410
250,000	Jones Lang LaSalle, Inc	4.400	11/15/22	256,916
250,000	Kilroy Realty LP	3.800	01/15/23	254,864
200,000	Kilroy Realty LP	4.250	08/15/29	205,464
145,000	Kimco Realty Corp	5.700	05/01/17	151,088
200,000	Kimco Realty Corp	3.200	05/01/21	204,336
100,000	Kimco Realty Corp	3.400	11/01/22	101,985
300,000	Kimco Realty Corp	3.125	06/01/23	297,077
200,000	Kimco Realty Corp	4.250	04/01/45	191,789
100,000	Lexington Realty Trust	4.250	06/15/23	101,567
200,000	Lexington Realty Trust	4.400	06/15/24	201,631
220,000	Liberty Property LP	4.750	10/01/20	237,670
150,000	Liberty Property LP	4.125	06/15/22	156,255
100,000	Liberty Property LP	3.375	06/15/23	98,829
200,000	Liberty Property LP	4.400	02/15/24	210,699
200,000	Mack-Cali Realty LP	2.500	12/15/17	199,723
125,000	Mack-Cali Realty LP	7.750	08/15/19	137,218
150,000	Mack-Cali Realty LP	4.500	04/18/22	145,391
200,000	Mid-America Apartments LP	4.300	10/15/23	210,816
100,000	Mid-America Apartments LP	4.000	11/15/25	102,126
75,000	National Retail Properties, Inc	6.875	10/15/17	80,499
100,000	National Retail Properties, Inc	3.800	10/15/22	103,760
100,000	National Retail Properties, Inc	3.300	04/15/23	99,129
300,000	National Retail Properties, Inc	3.900	06/15/24	307,620
100,000	National Retail Properties, Inc	4.000	11/15/25	102,900
200,000	OMEGA Healthcare Investors, Inc	4.500	01/15/25	194,258
300,000	OMEGA Healthcare Investors, Inc	5.250	01/15/26	305,807
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	190,511
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	193,445
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	202,713
100,000	Post Apartment Homes LP	3.375	12/01/22	99,782
350,000	ProLogis LP	2.750	02/15/19	357,925
201,000	ProLogis LP	3.350	02/01/21	209,476
150,000	ProLogis LP	4.250	08/15/23	162,505
200,000	ProLogis LP	3.750	11/01/25	208,782
200,000	Rayonier, Inc	3.750	04/01/22	199,129
40,000	Realty Income Corp	5.950	09/15/16	40,713
150,000	Realty Income Corp	2.000	01/31/18	150,588
75,000	Realty Income Corp	5.750	01/15/21	84,314
200,000	Realty Income Corp	3.250	10/15/22	197,446
500,000	Realty Income Corp	4.650	08/01/23	530,546
200,000	Realty Income Corp	4.125	10/15/26	205,748
8,000	Regency Centers LP	5.875	06/15/17	8,387
250,000	Regency Centers LP	3.750	06/15/24	255,573
200,000	Retail Opportunity Investments Partnership LP	5.000	12/15/23	205,513
100,000	Select Income REIT	2.850	02/01/18	100,081
200,000	Select Income REIT	3.600	02/01/20	201,056
200,000	Select Income REIT	4.150	02/01/22	198,542
83

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Select Income REIT	4.500%	02/01/25	$190,446
300,000		Senior Housing Properties Trust	3.250	05/01/19	299,116
100,000		Senior Housing Properties Trust	6.750	12/15/21	110,353
100,000		Simon Property Group LP	2.800	01/30/17	101,009
1,100,000		Simon Property Group LP	2.200	02/01/19	1,116,774
250,000		Simon Property Group LP	2.500	09/01/20	254,673
300,000		Simon Property Group LP	2.500	07/15/21	306,693
762,000		Simon Property Group LP	3.375	03/15/22	805,542
300,000		Simon Property Group LP	3.500	09/01/25	315,696
300,000		Simon Property Group LP	3.300	01/15/26	311,482
700,000		Simon Property Group LP	4.250	10/01/44	721,230
300,000		Tanger Properties LP	3.875	12/01/23	306,806
200,000		UDR, Inc	3.700	10/01/20	209,809
200,000		UDR, Inc	4.625	01/10/22	216,494
200,000		UDR, Inc	4.000	10/01/25	207,837
100,000	g,i	USB Realty Corp	1.769	12/30/49	79,750
175,000		Ventas Realty LP	2.000	02/15/18	175,244
300,000		Ventas Realty LP	4.750	06/01/21	330,085
350,000		Ventas Realty LP	3.250	08/15/22	350,720
350,000		Ventas Realty LP	3.750	05/01/24	349,855
120,000		Ventas Realty LP	4.125	01/15/26	123,278
300,000		Ventas Realty LP	4.375	02/01/45	275,282
200,000		Vornado Realty LP	2.500	06/30/19	201,697
100,000		Vornado Realty LP	5.000	01/15/22	108,452
195,000		Washington REIT	4.950	10/01/20	207,753
100,000		Washington REIT	3.950	10/15/22	100,010
100,000		Weingarten Realty Investors	3.375	10/15/22	99,548
100,000		Weingarten Realty Investors	3.500	04/15/23	98,146
200,000		Weingarten Realty Investors	4.450	01/15/24	206,580
700,000		Welltower, Inc	4.000	06/01/25	700,685
300,000		Welltower, Inc	4.250	04/01/26	304,147
500,000		Weyerhaeuser Co	7.375	10/01/19	573,955
200,000		Weyerhaeuser Co	4.625	09/15/23	211,271
400,000		Weyerhaeuser Co	7.375	03/15/32	488,672
200,000		WP Carey, Inc	4.600	04/01/24	203,524
200,000		WP Carey, Inc	4.000	02/01/25	188,528
		TOTAL REAL ESTATE			36,986,853

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	130,956
250,000		Advance Auto Parts, Inc	4.500	12/01/23	260,736
300,000		Amazon.com, Inc	2.600	12/05/19	312,206
300,000		Amazon.com, Inc	3.300	12/05/21	320,715
600,000		Amazon.com, Inc	2.500	11/29/22	611,339
300,000		Amazon.com, Inc	3.800	12/05/24	327,946
300,000		Amazon.com, Inc	4.800	12/05/34	335,661
600,000		Amazon.com, Inc	4.950	12/05/44	691,515
100,000		AutoNation, Inc	3.350	01/15/21	101,311
100,000		AutoNation, Inc	4.500	10/01/25	102,528
100,000		AutoZone, Inc	4.000	11/15/20	106,711
200,000		AutoZone, Inc	3.700	04/15/22	209,019
300,000		AutoZone, Inc	2.875	01/15/23	296,767
84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	AutoZone, Inc	3.125%	07/15/23	$151,776
200,000	AutoZone, Inc	3.250	04/15/25	200,337
200,000	Bed Bath & Beyond, Inc	3.749	08/01/24	201,923
200,000	Bed Bath & Beyond, Inc	4.915	08/01/34	180,434
250,000	Bed Bath & Beyond, Inc	5.165	08/01/44	208,161
500,000	Best Buy Co, Inc	5.000	08/01/18	521,875
500,000	Costco Wholesale Corp	1.125	12/15/17	502,230
250,000	Costco Wholesale Corp	1.700	12/15/19	254,365
200,000	Costco Wholesale Corp	1.750	02/15/20	202,878
200,000	Costco Wholesale Corp	2.250	02/15/22	202,937
500,000	Dollar General Corp	1.875	04/15/18	502,995
300,000	Dollar General Corp	4.150	11/01/25	315,319
300,000	Enable Midstream Partners LP	2.400	05/15/19	261,533
300,000	Enable Midstream Partners LP	3.900	05/15/24	237,261
100,000	Enable Midstream Partners LP	5.000	05/15/44	70,617
250,000	Gap, Inc	5.950	04/12/21	270,977
500,000	Home Depot, Inc	2.000	06/15/19	513,096
400,000	Home Depot, Inc	3.950	09/15/20	438,882
500,000	Home Depot, Inc	2.000	04/01/21	505,434
350,000	Home Depot, Inc	4.400	04/01/21	392,059
400,000	Home Depot, Inc	2.625	06/01/22	413,884
500,000	Home Depot, Inc	2.700	04/01/23	519,473
300,000	Home Depot, Inc	3.750	02/15/24	331,977
100,000	Home Depot, Inc	3.350	09/15/25	108,411
300,000	Home Depot, Inc	3.000	04/01/26	314,913
960,000	Home Depot, Inc	5.875	12/16/36	1,249,471
500,000	Home Depot, Inc	4.200	04/01/43	539,123
300,000	Home Depot, Inc	4.875	02/15/44	356,089
500,000	Home Depot, Inc	4.400	03/15/45	556,271
600,000	Home Depot, Inc	4.250	04/01/46	660,353
200,000	Kohl’s Corp	3.250	02/01/23	190,863
200,000	Kohl’s Corp	4.750	12/15/23	206,495
200,000	Kohl’s Corp	4.250	07/17/25	197,249
200,000	Kohl’s Corp	5.550	07/17/45	181,052
200,000	Lowe’s Cos, Inc	3.800	11/15/21	218,299
850,000	Lowe’s Cos, Inc	3.120	04/15/22	901,955
300,000	Lowe’s Cos, Inc	3.875	09/15/23	329,581
400,000	Lowe’s Cos, Inc	3.125	09/15/24	421,948
100,000	Lowe’s Cos, Inc	3.375	09/15/25	107,270
200,000	Lowe’s Cos, Inc	6.875	02/15/28	265,740
175,000	Lowe’s Cos, Inc	5.500	10/15/35	212,467
150,000	Lowe’s Cos, Inc	5.800	04/15/40	191,456
150,000	Lowe’s Cos, Inc	5.125	11/15/41	174,984
100,000	Lowe’s Cos, Inc	4.650	04/15/42	113,248
300,000	Lowe’s Cos, Inc	5.000	09/15/43	357,967
200,000	Lowe’s Cos, Inc	4.250	09/15/44	214,933
200,000	Lowe’s Cos, Inc	4.375	09/15/45	222,288
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	206,113
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	256,458
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	118,769
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	205,503
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	293,680
85

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Macy’s Retail Holdings, Inc	6.900%	04/01/29	$430,202
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	162,433
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	196,856
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	150,402
300,000	Nordstrom, Inc	6.250	01/15/18	323,531
30,000	Nordstrom, Inc	4.750	05/01/20	32,510
100,000	Nordstrom, Inc	4.000	10/15/21	105,735
531,000	Nordstrom, Inc	5.000	01/15/44	554,952
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	164,134
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	104,402
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	209,343
300,000	Priceline Group, Inc	3.650	03/15/25	307,840
200,000	QVC, Inc	3.125	04/01/19	200,658
100,000	QVC, Inc	5.125	07/02/22	105,110
100,000	QVC, Inc	4.375	03/15/23	97,819
200,000	QVC, Inc	4.850	04/01/24	198,890
200,000	QVC, Inc	4.450	02/15/25	193,834
150,000	QVC, Inc	5.950	03/15/43	130,841
150,000	Staples, Inc	2.750	01/12/18	151,215
150,000	Staples, Inc	4.375	01/12/23	150,386
1,150,000	Target Corp	3.875	07/15/20	1,258,634
900,000	Target Corp	2.900	01/15/22	952,967
500,000	Target Corp	3.500	07/01/24	548,653
165,000	Target Corp	6.500	10/15/37	228,845
850,000	Target Corp	4.000	07/01/42	910,300
105,000	TJX Cos, Inc	6.950	04/15/19	122,355
300,000	TJX Cos, Inc	2.750	06/15/21	311,421
300,000	TJX Cos, Inc	2.500	05/15/23	298,437
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	200,131
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	352,674
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	307,994
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,511,759
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,188,959
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	1,029,081
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	863,091
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	102,983
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,356,637
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	223,016
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,218,274
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	83,501
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	412,116
850,000	Wal-Mart Stores, Inc	4.000	04/11/43	900,709
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	1,061,213
650,000	Wal-Mart Stores, Inc	4.300	04/22/44	727,065
	TOTAL RETAILING			41,722,690

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000	Altera Corp	1.750	05/15/17	201,900
200,000	Altera Corp	4.100	11/15/23	221,237
500,000	Analog Devices, Inc	2.875	06/01/23	508,052
200,000	Analog Devices, Inc	5.300	12/15/45	224,508
475,000	Intel Corp	1.350	12/15/17	478,899
86

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Intel Corp	2.450%	07/29/20	$258,806
500,000		Intel Corp	3.100	07/29/22	528,759
1,250,000		Intel Corp	2.700	12/15/22	1,289,007
250,000		Intel Corp	3.700	07/29/25	273,952
500,000		Intel Corp	4.000	12/15/32	522,963
500,000		Intel Corp	4.800	10/01/41	559,187
975,000		Intel Corp	4.900	07/29/45	1,093,220
200,000		Maxim Integrated Products, Inc	2.500	11/15/18	201,124
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	204,510
200,000		Texas Instruments, Inc	2.375	05/16/16	200,460
200,000		Texas Instruments, Inc	1.000	05/01/18	199,922
200,000		Texas Instruments, Inc	1.650	08/03/19	202,361
300,000		Texas Instruments, Inc	1.750	05/01/20	301,806
200,000		Texas Instruments, Inc	2.750	03/12/21	209,531
200,000		Texas Instruments, Inc	2.250	05/01/23	199,432
400,000		Xilinx, Inc	3.000	03/15/21	415,303
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,294,939

SOFTWARE & SERVICES - 0.8%
20,000		Adobe Systems, Inc	4.750	02/01/20	22,028
275,000		Adobe Systems, Inc	3.250	02/01/25	284,158
200,000		Autodesk, Inc	1.950	12/15/17	199,033
250,000		Autodesk, Inc	4.375	06/15/25	255,582
500,000		Automatic Data Processing, Inc	2.250	09/15/20	514,806
500,000		Automatic Data Processing, Inc	3.375	09/15/25	534,779
300,000		Baidu, Inc	2.250	11/28/17	301,979
750,000		Baidu, Inc	2.750	06/09/19	758,793
300,000		Baidu, Inc	3.000	06/30/20	304,533
200,000		Baidu, Inc	3.500	11/28/22	204,175
300,000		Baidu, Inc	4.125	06/30/25	312,846
250,000		CA, Inc	2.875	08/15/18	254,128
300,000		CA, Inc	5.375	12/01/19	328,207
200,000		CDK Global, Inc	3.300	10/15/19	201,257
200,000		Computer Sciences Corp	4.450	09/15/22	204,674
300,000		Electronic Arts, Inc	3.700	03/01/21	311,998
300,000		Expedia, Inc	7.456	08/15/18	335,679
300,000		Expedia, Inc	4.500	08/15/24	302,121
200,000	g	Expedia, Inc	5.000	02/15/26	199,869
275,000		Fidelity National Information Services, Inc	1.450	06/05/17	272,920
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	248,654
500,000		Fidelity National Information Services, Inc	2.850	10/15/18	508,232
500,000		Fidelity National Information Services, Inc	4.500	10/15/22	533,344
600,000		Fidelity National Information Services, Inc	3.875	06/05/24	600,730
500,000		Fidelity National Information Services, Inc	5.000	10/15/25	540,162
550,000		Fiserv, Inc	3.500	10/01/22	577,568
500,000		Fiserv, Inc	3.850	06/01/25	527,119
100,000		Google, Inc	3.625	05/19/21	110,158
500,000		Google, Inc	3.375	02/25/24	547,310
300,000		International Business Machines Corp	0.450	05/06/16	300,016
1,000,000		International Business Machines Corp	5.700	09/14/17	1,067,802
400,000		International Business Machines Corp	1.250	02/08/18	401,687
500,000		International Business Machines Corp	1.950	02/12/19	509,250
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	International Business Machines Corp	1.875%	05/15/19	$202,966
250,000	International Business Machines Corp	1.800	05/17/19	252,680
800,000	International Business Machines Corp	8.375	11/01/19	987,592
300,000	International Business Machines Corp	1.625	05/15/20	301,228
250,000	International Business Machines Corp	2.250	02/19/21	255,599
500,000	International Business Machines Corp	2.900	11/01/21	523,846
300,000	International Business Machines Corp	1.875	08/01/22	295,606
500,000	International Business Machines Corp	2.875	11/09/22	518,761
700,000	International Business Machines Corp	3.375	08/01/23	744,199
500,000	International Business Machines Corp	3.625	02/12/24	537,274
400,000	International Business Machines Corp	7.000	10/30/25	533,626
500,000	International Business Machines Corp	3.450	02/19/26	525,096
19,000	International Business Machines Corp	5.600	11/30/39	23,452
835,000	International Business Machines Corp	4.000	06/20/42	849,639
500,000	International Business Machines Corp	4.700	02/19/46	550,384
200,000	Juniper Networks, Inc	3.125	02/26/19	203,437
175,000	Juniper Networks, Inc	4.600	03/15/21	184,878
200,000	Juniper Networks, Inc	4.500	03/15/24	202,828
250,000	Juniper Networks, Inc	4.350	06/15/25	246,624
475,000	Microsoft Corp	0.875	11/15/17	475,305
500,000	Microsoft Corp	1.300	11/03/18	504,948
400,000	Microsoft Corp	1.625	12/06/18	407,669
925,000	Microsoft Corp	4.200	06/01/19	1,015,527
300,000	Microsoft Corp	1.850	02/12/20	306,628
540,000	Microsoft Corp	3.000	10/01/20	580,143
500,000	Microsoft Corp	2.000	11/03/20	512,493
450,000	Microsoft Corp	4.000	02/08/21	503,966
300,000	Microsoft Corp	2.375	02/12/22	309,232
500,000	Microsoft Corp	2.650	11/03/22	520,052
400,000	Microsoft Corp	2.125	11/15/22	404,734
400,000	Microsoft Corp	3.625	12/15/23	438,226
500,000	Microsoft Corp	2.700	02/12/25	511,140
750,000	Microsoft Corp	3.125	11/03/25	787,933
925,000	Microsoft Corp	4.200	11/03/35	991,735
500,000	Microsoft Corp	3.500	11/15/42	482,027
300,000	Microsoft Corp	3.750	05/01/43	297,497
750,000	Microsoft Corp	3.750	02/12/45	743,144
575,000	Microsoft Corp	4.450	11/03/45	635,672
1,750,000	Microsoft Corp	4.000	02/12/55	1,719,422
500,000	Microsoft Corp	4.750	11/03/55	555,826
320,000	Oracle Corp	5.750	04/15/18	349,923
750,000	Oracle Corp	2.375	01/15/19	777,617
750,000	Oracle Corp	2.250	10/08/19	774,003
1,365,000	Oracle Corp	3.875	07/15/20	1,489,842
500,000	Oracle Corp	2.800	07/08/21	523,688
500,000	Oracle Corp	2.500	05/15/22	510,590
1,725,000	Oracle Corp	2.500	10/15/22	1,755,693
750,000	Oracle Corp	3.400	07/08/24	798,153
750,000	Oracle Corp	2.950	05/15/25	768,623
400,000	Oracle Corp	3.250	05/15/30	403,468
1,250,000	Oracle Corp	4.300	07/08/34	1,314,941
500,000	Oracle Corp	3.900	05/15/35	501,452
88

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$470,000	Oracle Corp	6.125%	07/08/39	$606,542
500,000	Oracle Corp	4.500	07/08/44	536,890
500,000	Oracle Corp	4.125	05/15/45	510,996
500,000	Oracle Corp	4.375	05/15/55	503,803
250,000	Symantec Corp	2.750	06/15/17	251,056
200,000	Symantec Corp	3.950	06/15/22	200,771
250,000	Total System Services, Inc	2.375	06/01/18	249,709
250,000	Total System Services, Inc	3.800	04/01/21	257,218
125,000	Total System Services, Inc	3.750	06/01/23	122,434
300,000	Total System Services, Inc	4.800	04/01/26	308,825
20,000	Western Union Co	5.930	10/01/16	20,446
500,000	Western Union Co	2.875	12/10/17	507,455
100,000	Western Union Co	3.650	08/22/18	102,636
400,000	Western Union Co	5.253	04/01/20	433,171
100,000	Xerox Corp	2.950	03/15/17	100,606
250,000	Xerox Corp	6.350	05/15/18	266,785
100,000	Xerox Corp	2.750	03/15/19	98,514
700,000	Xerox Corp	5.625	12/15/19	723,636
200,000	Xerox Corp	2.800	05/15/20	188,599
500,000	Xerox Corp	2.750	09/01/20	465,988
200,000	Xerox Corp	6.750	12/15/39	180,150
	TOTAL SOFTWARE & SERVICES			49,822,854

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
200,000	Amphenol Corp	2.550	01/30/19	201,631
125,000	Amphenol Corp	3.125	09/15/21	127,439
150,000	Amphenol Corp	4.000	02/01/22	157,355
1,250,000	Apple, Inc	1.050	05/05/17	1,254,615
500,000	Apple, Inc	1.300	02/23/18	503,935
325,000	Apple, Inc	1.700	02/22/19	330,019
1,000,000	Apple, Inc	2.100	05/06/19	1,028,227
1,500,000	Apple, Inc	2.250	02/23/21	1,528,683
1,750,000	Apple, Inc	2.850	05/06/21	1,836,842
750,000	Apple, Inc	2.150	02/09/22	757,141
750,000	Apple, Inc	2.700	05/13/22	775,812
400,000	Apple, Inc	2.850	02/23/23	413,755
2,250,000	Apple, Inc	3.450	05/06/24	2,400,709
750,000	Apple, Inc	2.500	02/09/25	745,824
750,000	Apple, Inc	3.200	05/13/25	786,100
1,350,000	Apple, Inc	3.250	02/23/26	1,408,090
375,000	Apple, Inc	4.500	02/23/36	404,866
750,000	Apple, Inc	4.450	05/06/44	794,325
750,000	Apple, Inc	3.450	02/09/45	677,581
800,000	Apple, Inc	4.375	05/13/45	837,906
1,250,000	Apple, Inc	4.650	02/23/46	1,364,976
100,000	CC Holdings GS V LLC	2.381	12/15/17	100,861
175,000	CC Holdings GS V LLC	3.849	04/15/23	180,479
300,000	Cisco Systems, Inc	1.400	02/28/18	302,707
400,000	Cisco Systems, Inc	1.650	06/15/18	406,074
300,000	Cisco Systems, Inc	1.600	02/28/19	304,390
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,109,243
400,000	Cisco Systems, Inc	2.450	06/15/20	415,562
89

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Cisco Systems, Inc	2.200%	02/28/21	$408,750
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,315,926
400,000		Cisco Systems, Inc	3.000	06/15/22	425,066
500,000		Cisco Systems, Inc	2.600	02/28/23	514,542
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,216,314
400,000		Cisco Systems, Inc	3.500	06/15/25	434,127
500,000		Cisco Systems, Inc	2.950	02/28/26	519,018
600,000		Cisco Systems, Inc	5.900	02/15/39	776,001
900,000		EMC Corp	1.875	06/01/18	882,047
400,000		EMC Corp	2.650	06/01/20	375,576
400,000		EMC Corp	3.375	06/01/23	335,608
300,000		Flextronics International Ltd	4.750	06/15/25	294,000
750,000		General Electric Co	5.250	12/06/17	804,191
1,725,000		General Electric Co	2.700	10/09/22	1,793,796
1,075,000		General Electric Co	4.125	10/09/42	1,128,437
250,000		General Electric Co	4.500	03/11/44	279,179
300,000		Harris Corp	1.999	04/27/18	299,493
205,000		Harris Corp	2.700	04/27/20	205,657
300,000		Harris Corp	4.400	12/15/20	318,750
300,000		Harris Corp	4.854	04/27/35	311,893
300,000		Harris Corp	5.054	04/27/45	319,730
750,000	g	Hewlett Packard Enterprise Co	4.400	10/15/22	783,792
750,000	g	Hewlett Packard Enterprise Co	6.200	10/15/35	738,109
750,000	g	Hewlett Packard Enterprise Co	6.350	10/15/45	737,261
113,000		Hewlett-Packard Co	3.750	12/01/20	116,971
200,000		Hewlett-Packard Co	4.375	09/15/21	209,112
100,000		Hewlett-Packard Co	4.650	12/09/21	105,887
200,000		Hewlett-Packard Co	4.050	09/15/22	205,679
850,000		Hewlett-Packard Co	6.000	09/15/41	764,646
750,000	g	Hewlett-Packard Enterprise Co	2.850	10/05/18	762,717
475,000	g	Hewlett-Packard Enterprise Co	3.600	10/15/20	494,124
1,000,000	g	Hewlett-Packard Enterprise Co	4.900	10/15/25	1,030,066
200,000		Ingram Micro, Inc	5.000	08/10/22	198,117
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	586,341
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	118,673
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	303,135
100,000		L-3 Communications Corp	3.950	11/15/16	101,307
100,000		L-3 Communications Corp	1.500	05/28/17	99,664
420,000		L-3 Communications Corp	5.200	10/15/19	447,298
300,000		L-3 Communications Corp	4.950	02/15/21	315,098
52,000		L-3 Communications Corp	3.950	05/28/24	50,066
100,000		Lexmark International, Inc	6.650	06/01/18	105,556
100,000		Lexmark International, Inc	5.125	03/15/20	104,441
100,000		Motorola Solutions, Inc	3.500	09/01/21	99,310
200,000		Motorola Solutions, Inc	3.750	05/15/22	196,609
250,000		Motorola Solutions, Inc	3.500	03/01/23	229,713
200,000		Motorola Solutions, Inc	4.000	09/01/24	184,668
200,000		Motorola Solutions, Inc	5.500	09/01/44	156,088
200,000		NetApp, Inc	2.000	12/15/17	199,531
200,000		NetApp, Inc	3.375	06/15/21	201,067
200,000		NetApp, Inc	3.250	12/15/22	194,245
500,000		Pitney Bowes, Inc	4.625	03/15/24	510,110
90

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		QUALCOMM, Inc	1.400%	05/18/18	$502,593
500,000		QUALCOMM, Inc	2.250	05/20/20	512,750
500,000		QUALCOMM, Inc	3.000	05/20/22	521,621
500,000		QUALCOMM, Inc	3.450	05/20/25	517,716
500,000		QUALCOMM, Inc	4.650	05/20/35	513,352
500,000		QUALCOMM, Inc	4.800	05/20/45	495,433
750,000		Seagate HDD Cayman	4.750	01/01/25	586,017
200,000	g	Seagate HDD Cayman	4.875	06/01/27	150,638
200,000		Seagate HDD Cayman	5.750	12/01/34	142,098
100,000		Tech Data Corp	3.750	09/21/17	101,317
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	208,497
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	240,399
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	202,282
200,000		Tyco Electronics Group S.A.	2.350	08/01/19	201,919
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	260,274
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	204,240
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	103,530
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			50,927,325

TELECOMMUNICATION SERVICES - 1.4%
500,000		Alibaba Group Holding Ltd	1.625	11/28/17	499,721
500,000		Alibaba Group Holding Ltd	2.500	11/28/19	504,475
500,000		Alibaba Group Holding Ltd	3.125	11/28/21	509,551
500,000		Alibaba Group Holding Ltd	3.600	11/28/24	504,233
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	510,974
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,582,823
950,000		America Movil SAB de C.V.	3.125	07/16/22	975,615
440,000		America Movil SAB de C.V.	6.125	03/30/40	519,676
825,000		America Movil SAB de C.V.	4.375	07/16/42	801,670
1,150,000		American Tower Corp	4.500	01/15/18	1,198,424
150,000		American Tower Corp	3.300	02/15/21	152,635
200,000		American Tower Corp	3.450	09/15/21	204,608
200,000		American Tower Corp	4.700	03/15/22	216,682
250,000		American Tower Corp	3.500	01/31/23	252,443
800,000		American Tower Corp	5.000	02/15/24	878,224
300,000		American Tower Corp	4.000	06/01/25	309,620
200,000		American Tower Corp	4.400	02/15/26	211,581
750,000		AT&T, Inc	1.700	06/01/17	754,002
325,000		AT&T, Inc	1.400	12/01/17	324,946
500,000		AT&T, Inc	1.750	01/15/18	501,643
300,000		AT&T, Inc	2.375	11/27/18	306,509
950,000		AT&T, Inc	5.800	02/15/19	1,059,015
500,000		AT&T, Inc	2.300	03/11/19	510,597
285,000		AT&T, Inc	5.200	03/15/20	316,563
900,000		AT&T, Inc	2.450	06/30/20	909,778
500,000		AT&T, Inc	4.600	02/15/21	547,242
750,000		AT&T, Inc	2.800	02/17/21	767,970
1,050,000		AT&T, Inc	5.000	03/01/21	1,171,526
500,000		AT&T, Inc	4.450	05/15/21	546,464
4,300,000		AT&T, Inc	3.000	02/15/22	4,389,810
250,000		AT&T, Inc	3.800	03/15/22	263,585
1,500,000		AT&T, Inc	3.000	06/30/22	1,522,641
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	AT&T, Inc	3.600%	02/17/23	$779,419
1,000,000	AT&T, Inc	4.450	04/01/24	1,080,323
800,000	AT&T, Inc	3.950	01/15/25	831,806
1,500,000	AT&T, Inc	3.400	05/15/25	1,503,735
750,000	AT&T, Inc	4.125	02/17/26	792,411
1,175,000	AT&T, Inc	4.500	05/15/35	1,160,560
145,000	AT&T, Inc	6.000	08/15/40	161,558
922,000	AT&T, Inc	5.350	09/01/40	967,162
100,000	AT&T, Inc	6.375	03/01/41	116,464
1,200,000	AT&T, Inc	5.550	08/15/41	1,286,483
550,000	AT&T, Inc	5.150	03/15/42	554,517
2,066,000	AT&T, Inc	4.300	12/15/42	1,891,553
750,000	AT&T, Inc	4.800	06/15/44	734,083
1,854,000	AT&T, Inc	4.350	06/15/45	1,705,276
1,025,000	AT&T, Inc	4.750	05/15/46	1,000,128
750,000	AT&T, Inc	5.650	02/15/47	828,014
400,000	British Telecommunications plc	5.950	01/15/18	431,384
1,000,000	British Telecommunications plc	2.350	02/14/19	1,019,311
650,000	British Telecommunications plc	9.625	12/15/30	1,016,534
250,000	Crown Castle International Corp	3.400	02/15/21	253,835
750,000	Crown Castle International Corp	4.450	02/15/26	779,286
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	957,545
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,110,007
600,000	Embarq Corp	7.995	06/01/36	579,000
1,200,000	France Telecom S.A.	4.125	09/14/21	1,312,097
745,000	France Telecom S.A.	9.000	03/01/31	1,131,063
100,000	France Telecom S.A.	5.375	01/13/42	116,630
250,000	Koninklijke KPN NV	8.375	10/01/30	333,762
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	150,029
400,000	Orange S.A.	5.500	02/06/44	476,669
300,000	Qwest Corp	6.500	06/01/17	312,375
400,000	Qwest Corp	6.750	12/01/21	430,000
125,000	Rogers Communications, Inc	4.500	03/15/43	125,674
600,000	Rogers Communications, Inc	6.800	08/15/18	668,134
200,000	Rogers Communications, Inc	4.100	10/01/23	215,577
300,000	Rogers Communications, Inc	3.625	12/15/25	312,455
300,000	Rogers Communications, Inc	5.450	10/01/43	343,515
600,000	Rogers Communications, Inc	5.000	03/15/44	661,118
400,000	Telefonica Emisiones SAU	3.192	04/27/18	410,427
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,236,102
500,000	Telefonica Emisiones SAU	4.570	04/27/23	546,455
300,000	Telefonica Emisiones SAU	7.045	06/20/36	379,837
392,000	Telefonica Europe BV	8.250	09/15/30	556,844
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	111,756
500,000	Verizon Communications, Inc	1.350	06/09/17	501,464
200,000	Verizon Communications, Inc	2.550	06/17/19	205,781
6,234,000	Verizon Communications, Inc	2.625	02/21/20	6,414,942
2,500,000	Verizon Communications, Inc	4.500	09/15/20	2,765,103
500,000	Verizon Communications, Inc	3.450	03/15/21	530,937
950,000	Verizon Communications, Inc	3.500	11/01/21	1,009,703
1,350,000	Verizon Communications, Inc	4.150	03/15/24	1,468,355
1,500,000	Verizon Communications, Inc	3.500	11/01/24	1,574,460
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$62,000	Verizon Communications, Inc	6.400%	09/15/33	$76,275
475,000	Verizon Communications, Inc	5.050	03/15/34	514,946
1,500,000	Verizon Communications, Inc	4.400	11/01/34	1,516,763
2,600,000	Verizon Communications, Inc	4.272	01/15/36	2,587,601
380,000	Verizon Communications, Inc	6.250	04/01/37	444,551
300,000	Verizon Communications, Inc	6.000	04/01/41	358,727
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,182,402
1,425,000	Verizon Communications, Inc	3.850	11/01/42	1,294,433
326,000	Verizon Communications, Inc	6.550	09/15/43	428,806
1,818,000	Verizon Communications, Inc	4.522	09/15/48	1,821,652
2,676,000	Verizon Communications, Inc	5.012	08/21/54	2,685,468
3,154,000	Verizon Communications, Inc	4.672	03/15/55	3,027,840
400,000	Vodafone Group plc	1.500	02/19/18	399,662
1,500,000	Vodafone Group plc	5.450	06/10/19	1,653,857
650,000	Vodafone Group plc	4.375	03/16/21	708,837
500,000	Vodafone Group plc	2.500	09/26/22	488,787
800,000	Vodafone Group plc	2.950	02/19/23	798,614
150,000	Vodafone Group plc	6.150	02/27/37	168,892
700,000	Vodafone Group plc	4.375	02/19/43	630,151
	TOTAL TELECOMMUNICATION SERVICES			91,355,168

TRANSPORTATION - 0.7%
100,000	ABB Finance USA, Inc	1.625	05/08/17	100,606
500,000	ABB Finance USA, Inc	2.875	05/08/22	514,910
150,000	ABB Finance USA, Inc	4.375	05/08/42	158,243
336,063	American Airlines Pass Through Trust	4.950	01/15/23	359,560
437,724	American Airlines Pass Through Trust	4.000	07/15/25	450,308
282,547	American Airlines Pass Through Trust	3.700	10/01/26	276,896
293,934	American Airlines Pass Through Trust	3.375	05/01/27	286,586
200,000	American Airlines Pass Through Trust	3.600	09/22/27	206,000
200,000	American Airlines Pass Through Trust	3.575	01/15/28	205,500
700,000	Boeing Capital Corp	2.900	08/15/18	728,722
625,000	Boeing Co	0.950	05/15/18	623,852
200,000	Boeing Co	2.200	10/30/22	198,877
500,000	Boeing Co	2.850	10/30/24	517,648
400,000	Boeing Co	2.600	10/30/25	406,904
100,000	Boeing Co	3.300	03/01/35	96,836
350,000	Boeing Co	5.875	02/15/40	463,668
100,000	Boeing Co	3.500	03/01/45	94,752
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	613,453
500,000	Burlington Northern Santa Fe LLC	4.100	06/01/21	551,172
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	316,864
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	157,542
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	547,423
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	539,863
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	159,789
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	309,042
200,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	216,467
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	445,382
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	285,716
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	211,180
200,000	Burlington Northern Santa Fe LLC	4.450	03/15/43	215,121
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Burlington Northern Santa Fe LLC	5.150%	09/01/43	$584,837
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	570,571
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	325,182
500,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	513,195
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	222,813
200,000	Canadian National Railway Co	5.550	05/15/18	216,509
200,000	Canadian National Railway Co	5.550	03/01/19	221,965
100,000	Canadian National Railway Co	2.850	12/15/21	104,252
300,000	Canadian National Railway Co	2.250	11/15/22	300,332
200,000	Canadian National Railway Co	2.950	11/21/24	206,299
200,000	Canadian National Railway Co	6.900	07/15/28	277,893
200,000	Canadian National Railway Co	6.250	08/01/34	261,715
250,000	Canadian National Railway Co	3.500	11/15/42	241,967
100,000	Canadian National Railway Co	4.500	11/07/43	112,529
200,000	Canadian Pacific Railway Co	7.250	05/15/19	229,256
300,000	Canadian Pacific Railway Co	2.900	02/01/25	289,633
500,000	Canadian Pacific Railway Co	3.700	02/01/26	510,538
200,000	Canadian Pacific Railway Co	7.125	10/15/31	257,407
250,000	Canadian Pacific Railway Co	5.950	05/15/37	288,556
100,000	Canadian Pacific Railway Co	5.750	01/15/42	114,129
100,000	Canadian Pacific Railway Co	4.800	08/01/45	102,366
200,000	Canadian Pacific Railway Co	6.125	09/15/15	214,510
200,000	Carnival Corp	1.875	12/15/17	200,637
200,000	Carnival Corp	3.950	10/15/20	212,632
352,787	Continental Airlines, Inc	4.750	01/12/21	372,190
26,873	Continental Airlines, Inc	5.983	04/19/22	29,695
438,477	Continental Airlines, Inc	4.150	04/11/24	452,727
179,394	Continental Airlines, Inc	4.000	10/29/24	184,776
850,000	CSX Corp	7.375	02/01/19	978,343
125,000	CSX Corp	3.700	11/01/23	133,520
300,000	CSX Corp	3.400	08/01/24	310,497
200,000	CSX Corp	3.350	11/01/25	206,044
100,000	CSX Corp	6.000	10/01/36	119,032
200,000	CSX Corp	6.150	05/01/37	246,344
400,000	CSX Corp	5.500	04/15/41	459,002
350,000	CSX Corp	4.400	03/01/43	352,137
100,000	CSX Corp	4.100	03/15/44	98,690
200,000	CSX Corp	3.950	05/01/50	182,748
300,000	CSX Corp	4.500	08/01/54	297,487
299,402	Delta Air Lines, Inc	5.300	04/15/19	319,612
156,448	Delta Air Lines, Inc	4.750	05/07/20	165,834
122,524	Delta Airlines	3.625	07/30/27	121,146
134,000	FedEx Corp	8.000	01/15/19	157,090
100,000	FedEx Corp	2.300	02/01/20	101,632
300,000	FedEx Corp	4.000	01/15/24	324,996
100,000	FedEx Corp	3.200	02/01/25	102,471
300,000	FedEx Corp	3.250	04/01/26	307,589
1,000,000	FedEx Corp	4.900	01/15/34	1,080,750
200,000	FedEx Corp	3.900	02/01/35	193,655
200,000	FedEx Corp	3.875	08/01/42	186,300
750,000	FedEx Corp	4.750	11/15/45	793,978
300,000	FedEx Corp	4.550	04/01/46	308,522
94

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		FedEx Corp	4.500%	02/01/65	$186,573
100,000		GATX Corp	3.500	07/15/16	100,598
100,000		GATX Corp	2.375	07/30/18	99,163
200,000		GATX Corp	2.500	03/15/19	199,628
100,000		GATX Corp	2.600	03/30/20	98,201
225,000		GATX Corp	5.200	03/15/44	217,206
225,403		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	218,641
100,000		JB Hunt Transport Services, Inc	2.400	03/15/19	100,257
200,000		JB Hunt Transport Services, Inc	3.300	08/15/22	203,923
100,000	g	Kansas City Southern	3.000	05/15/23	97,117
100,000	g	Kansas City Southern	4.300	05/15/43	93,624
175,000	g	Kansas City Southern	4.950	08/15/45	178,775
210,000		Norfolk Southern Corp	5.750	04/01/18	227,092
100,000		Norfolk Southern Corp	3.250	12/01/21	103,560
250,000		Norfolk Southern Corp	3.000	04/01/22	254,854
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,297,791
200,000		Norfolk Southern Corp	3.850	01/15/24	212,654
81,000		Norfolk Southern Corp	5.590	05/17/25	95,635
16,000		Norfolk Southern Corp	4.837	10/01/41	17,430
750,000		Norfolk Southern Corp	3.950	10/01/42	725,749
200,000		Norfolk Southern Corp	4.800	08/15/43	215,483
300,000		Norfolk Southern Corp	4.450	06/15/45	309,842
200,000		Norfolk Southern Corp	4.650	01/15/46	213,091
250,000		Northrop Grumman Corp	1.750	06/01/18	250,782
650,000		Northrop Grumman Corp	3.500	03/15/21	692,656
400,000		Northrop Grumman Corp	3.250	08/01/23	418,346
100,000		Northrop Grumman Corp	5.050	11/15/40	115,448
400,000		Northrop Grumman Corp	4.750	06/01/43	449,918
300,000		Northrop Grumman Corp	3.850	04/15/45	296,966
150,000		Ryder System, Inc	2.500	03/01/17	151,475
150,000		Ryder System, Inc	2.500	03/01/18	151,474
200,000		Ryder System, Inc	2.450	11/15/18	201,844
100,000		Ryder System, Inc	2.550	06/01/19	100,210
200,000		Ryder System, Inc	2.450	09/03/19	200,230
300,000		Ryder System, Inc	2.500	05/11/20	296,288
200,000		Ryder System, Inc	3.450	11/15/21	204,006
100,000		Southwest Airlines Co	2.750	11/06/19	102,903
400,000		Southwest Airlines Co	2.650	11/05/20	408,016
100,000		Spirit Airlines, Inc	4.100	04/01/28	100,500
100,000		Union Pacific Corp	2.250	02/15/19	102,123
200,000		Union Pacific Corp	2.250	06/19/20	204,242
331,000		Union Pacific Corp	4.163	07/15/22	370,386
500,000		Union Pacific Corp	2.950	01/15/23	514,148
277,000		Union Pacific Corp	3.646	02/15/24	299,029
200,000		Union Pacific Corp	3.750	03/15/24	218,156
200,000		Union Pacific Corp	3.250	01/15/25	208,988
200,000		Union Pacific Corp	3.250	08/15/25	213,574
200,000		Union Pacific Corp	2.750	03/01/26	203,492
100,000		Union Pacific Corp	3.375	02/01/35	96,358
100,000		Union Pacific Corp	4.750	09/15/41	111,779
100,000		Union Pacific Corp	4.300	06/15/42	104,689
150,000		Union Pacific Corp	4.250	04/15/43	157,710
95

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$250,000	Union Pacific Corp	4.750%	12/15/43	$279,859
200,000	Union Pacific Corp	4.821	02/01/44	225,000
200,000	Union Pacific Corp	4.850	06/15/44	228,379
200,000	Union Pacific Corp	4.050	11/15/45	205,187
200,000	Union Pacific Corp	3.875	02/01/55	187,569
300,000	Union Pacific Corp	4.375	11/15/65	297,364
200,000	Union Pacific Railroad Co	2.695	05/12/27	202,963
278,122	United Airlines Pass Through Trust	4.300	08/15/25	289,246
291,271	United Airlines Pass Through Trust	3.750	09/03/26	291,271
200,000	United Airlines Pass Through Trust	3.450	12/01/27	201,500
100,000	United Parcel Service, Inc	1.125	10/01/17	100,307
100,000	United Parcel Service, Inc	5.500	01/15/18	108,049
300,000	United Parcel Service, Inc	5.125	04/01/19	333,277
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,183,230
900,000	United Parcel Service, Inc	2.450	10/01/22	936,299
35,000	United Parcel Service, Inc	6.200	01/15/38	47,781
450,000	United Parcel Service, Inc	3.625	10/01/42	450,863
165,830	US Airways Pass Through Trust	4.625	06/03/25	175,677
271,386	US Airways Pass Through Trust	3.950	11/15/25	278,984
	TOTAL TRANSPORTATION			43,860,840

UTILITIES - 2.2%
370,000	AGL Capital Corp	5.250	08/15/19	402,442
275,000	AGL Capital Corp	3.875	11/15/25	284,810
275,000	AGL Capital Corp	4.400	06/01/43	252,052
475,000	Alabama Power Co	3.550	12/01/23	503,404
300,000	Alabama Power Co	5.200	06/01/41	352,972
200,000	Alabama Power Co	3.850	12/01/42	197,344
400,000	Alabama Power Co	3.750	03/01/45	392,235
300,000	Alabama Power Co	4.300	01/02/46	319,662
300,000	Ameren Corp	2.700	11/15/20	304,338
600,000	Ameren Illinois Co	2.700	09/01/22	612,075
200,000	Ameren Illinois Co	3.250	03/01/25	209,876
100,000	Ameren Illinois Co	4.800	12/15/43	115,193
200,000	Ameren Illinois Co	4.300	07/01/44	217,176
500,000	American Water Capital Corp	3.850	03/01/24	540,278
300,000	American Water Capital Corp	3.400	03/01/25	316,147
225,000	American Water Capital Corp	4.300	12/01/42	238,282
150,000	American Water Capital Corp	4.300	09/01/45	158,365
140,000	Appalachian Power Co	7.000	04/01/38	179,521
500,000	Appalachian Power Co	4.400	05/15/44	501,226
150,000	Arizona Public Service Co	8.750	03/01/19	177,904
200,000	Arizona Public Service Co	3.350	06/15/24	208,941
350,000	Arizona Public Service Co	4.500	04/01/42	382,776
200,000	Arizona Public Service Co	4.700	01/15/44	222,730
200,000	Arizona Public Service Co	4.350	11/15/45	215,186
100,000	Atmos Energy Corp	8.500	03/15/19	118,467
100,000	Atmos Energy Corp	5.500	06/15/41	119,179
125,000	Atmos Energy Corp	4.150	01/15/43	130,300
200,000	Atmos Energy Corp	4.125	10/15/44	204,987
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	106,429
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	418,212
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Berkshire Hathaway Energy Co	1.100%	05/15/17	$199,919
200,000	Berkshire Hathaway Energy Co	2.000	11/15/18	202,217
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	331,266
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	213,501
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	369,615
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	231,402
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	532,460
100,000	Black Hills Corp	2.500	01/11/19	100,963
200,000	Black Hills Corp	4.250	11/30/23	214,468
100,000	Black Hills Corp	3.950	01/15/26	104,906
785,000	Carolina Power & Light Co	5.300	01/15/19	867,310
350,000	Carolina Power & Light Co	3.000	09/15/21	367,347
150,000	Carolina Power & Light Co	2.800	05/15/22	153,947
100,000	Carolina Power & Light Co	4.100	05/15/42	104,018
300,000	Carolina Power & Light Co	4.100	03/15/43	311,474
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	392,997
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	135,891
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	93,945
300,000	CenterPoint Energy Houston Electric LLC	4.500	04/01/44	330,331
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	450,204
203,000	Cleco Power LLC	6.000	12/01/40	227,518
200,000	CMS Energy Corp	3.875	03/01/24	211,607
100,000	CMS Energy Corp	3.600	11/15/25	103,306
100,000	CMS Energy Corp	4.700	03/31/43	103,657
300,000	Commonwealth Edison Co	2.150	01/15/19	303,621
775,000	Commonwealth Edison Co	4.000	08/01/20	839,543
200,000	Commonwealth Edison Co	3.100	11/01/24	208,306
387,000	Commonwealth Edison Co	5.900	03/15/36	484,445
200,000	Commonwealth Edison Co	3.800	10/01/42	200,100
300,000	Commonwealth Edison Co	4.600	08/15/43	334,045
300,000	Commonwealth Edison Co	4.700	01/15/44	341,652
100,000	Commonwealth Edison Co	3.700	03/01/45	98,325
200,000	Connecticut Light & Power Co	2.500	01/15/23	199,647
200,000	Connecticut Light & Power Co	4.300	04/15/44	215,724
250,000	Connecticut Light & Power Co	4.150	06/01/45	262,164
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	68,282
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,524,891
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	404,264
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	207,614
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	549,278
600,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	653,927
150,000	Consolidated Edison Co of New York, Inc	4.500	12/01/45	163,635
200,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	217,738
230,000	Consumers Energy Co	6.125	03/15/19	259,091
150,000	Consumers Energy Co	2.850	05/15/22	153,495
200,000	Consumers Energy Co	3.375	08/15/23	208,940
100,000	Consumers Energy Co	3.125	08/31/24	103,608
250,000	Consumers Energy Co	3.950	05/15/43	257,059
200,000	Consumers Energy Co	4.100	11/15/45	211,233
100,000	Consumers Energy Co	4.350	08/31/64	103,350
200,000	Delmarva Power & Light Co	3.500	11/15/23	212,696
150,000	Dominion Gas Holdings LLC	2.500	12/15/19	152,319
97

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Dominion Gas Holdings LLC	2.800%	11/15/20	$255,368
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	201,168
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	205,424
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	200,272
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	196,492
100,000		Dominion Resources, Inc	1.400	09/15/17	99,547
300,000		Dominion Resources, Inc	1.900	06/15/18	300,643
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,839,147
200,000	i	Dominion Resources, Inc (Step Bond)	4.104	04/01/21	204,605
200,000		Dominion Resources, Inc	3.625	12/01/24	203,006
200,000		Dominion Resources, Inc	5.950	06/15/35	233,277
100,000		Dominion Resources, Inc	4.050	09/15/42	91,737
200,000		Dominion Resources, Inc	4.700	12/01/44	200,698
300,000	i	Dominion Resources, Inc	5.750	10/01/54	287,700
400,000		DTE Energy Electric Company	3.450	10/01/20	427,216
100,000		DTE Energy Electric Company	2.650	06/15/22	101,776
200,000	g	DTE Energy Electric Company	3.300	06/15/22	207,614
200,000		DTE Energy Electric Company	3.850	12/01/23	210,604
200,000		DTE Energy Electric Company	3.650	03/15/24	213,928
200,000		DTE Energy Electric Company	3.500	06/01/24	205,628
100,000		DTE Energy Electric Company	3.950	06/15/42	103,075
200,000		DTE Energy Electric Company	4.000	04/01/43	204,547
200,000		DTE Energy Electric Company	4.300	07/01/44	215,352
300,000		DTE Energy Electric Company	3.700	03/15/45	296,895
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	138,218
200,000		Duke Energy Carolinas LLC	2.500	03/15/23	202,255
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	516,153
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	295,940
200,000		Duke Energy Carolinas LLC	3.875	03/15/46	204,744
500,000		Duke Energy Corp	2.100	06/15/18	502,453
746,000		Duke Energy Corp	5.050	09/15/19	816,498
300,000		Duke Energy Corp	3.050	08/15/22	302,917
300,000		Duke Energy Corp	3.950	10/15/23	318,718
300,000		Duke Energy Corp	4.800	12/15/45	319,300
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	259,439
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	227,809
300,000		Duke Energy Progress LLC	3.250	08/15/25	314,866
300,000		Duke Energy Progress LLC	4.200	08/15/45	318,329
400,000		Duke Energy Progress, Inc	4.375	03/30/44	435,094
500,000		Duke Energy Progress, Inc	4.150	12/01/44	525,242
200,000		Edison International	2.950	03/15/23	201,879
200,000		El Paso Electric Co	5.000	12/01/44	215,572
50,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	52,022
100,000		Enbridge, Inc	5.600	04/01/17	100,714
300,000		Enbridge, Inc	4.000	10/01/23	285,438
300,000		Enbridge, Inc	4.500	06/10/44	238,789
400,000		Energy Transfer Partners LP	6.125	02/15/17	409,721
500,000		Energy Transfer Partners LP	2.500	06/15/18	484,052
44,000		Energy Transfer Partners LP	9.700	03/15/19	48,661
500,000		Energy Transfer Partners LP	4.150	10/01/20	484,881
500,000		Energy Transfer Partners LP	4.650	06/01/21	480,659
200,000		Energy Transfer Partners LP	5.200	02/01/22	189,877
98

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Energy Transfer Partners LP	3.600%	02/01/23	$173,551
500,000		Energy Transfer Partners LP	4.900	02/01/24	455,030
400,000		Energy Transfer Partners LP	4.050	03/15/25	352,179
500,000		Energy Transfer Partners LP	4.750	01/15/26	458,615
400,000		Energy Transfer Partners LP	4.900	03/15/35	316,765
140,000		Energy Transfer Partners LP	7.500	07/01/38	135,437
450,000		Energy Transfer Partners LP	6.500	02/01/42	414,129
200,000		Energy Transfer Partners LP	5.150	02/01/43	154,275
200,000		Energy Transfer Partners LP	5.950	10/01/43	172,302
400,000		Energy Transfer Partners LP	5.150	03/15/45	311,017
500,000		Energy Transfer Partners LP	6.125	12/15/45	448,885
200,000		EnLink Midstream Partners LP	2.700	04/01/19	178,606
200,000		EnLink Midstream Partners LP	4.400	04/01/24	160,683
300,000		EnLink Midstream Partners LP	4.150	06/01/25	232,288
200,000		EnLink Midstream Partners LP	5.600	04/01/44	138,618
125,000		Entergy Arkansas, Inc	3.750	02/15/21	134,907
300,000		Entergy Arkansas, Inc	3.050	06/01/23	308,987
175,000		Entergy Arkansas, Inc	3.700	06/01/24	186,892
100,000		Entergy Arkansas, Inc	3.500	04/01/26	106,902
200,000		Entergy Arkansas, Inc	4.950	12/15/44	201,950
200,000		Entergy Corp	5.125	09/15/20	219,476
200,000		Entergy Corp	4.000	07/15/22	212,199
200,000		Entergy Louisiana LLC	4.050	09/01/23	218,622
200,000		Entergy Louisiana LLC	3.250	04/01/28	205,362
300,000		Entergy Louisiana LLC	4.950	01/15/45	306,994
225,000		Entergy Texas, Inc	7.125	02/01/19	255,619
300,000		EQT Midstream Partners LP	4.000	08/01/24	260,591
325,000		Exelon Corp	2.850	06/15/20	332,473
300,000	g	Exelon Corp	3.950	06/15/25	311,054
500,000	g	Exelon Corp	4.950	06/15/35	533,860
200,000		Exelon Generation Co LLC	2.950	01/15/20	201,357
200,000		Exelon Generation Co LLC	4.250	06/15/22	209,758
371,000		Exelon Generation Co LLC	5.600	06/15/42	358,836
400,000		Florida Power & Light Co	2.750	06/01/23	409,540
500,000		Florida Power & Light Co	3.250	06/01/24	529,444
300,000		Florida Power & Light Co	3.125	12/01/25	315,429
400,000		Florida Power & Light Co	5.250	02/01/41	496,032
100,000		Florida Power & Light Co	4.125	02/01/42	106,523
200,000		Florida Power & Light Co	4.050	06/01/42	211,810
450,000		Florida Power & Light Co	3.800	12/15/42	458,685
400,000		Florida Power & Light Co	4.050	10/01/44	427,923
29,000		Florida Power Corp	5.650	06/15/18	31,670
1,200,000		Florida Power Corp	3.100	08/15/21	1,264,736
165,000		Florida Power Corp	6.400	06/15/38	223,432
300,000		Florida Power Corp	3.850	11/15/42	291,345
900,000		Georgia Power Co	5.700	06/01/17	945,856
200,000		Georgia Power Co	1.950	12/01/18	202,099
100,000		Georgia Power Co	3.250	04/01/26	102,516
177,000		Georgia Power Co	5.950	02/01/39	215,096
700,000		Georgia Power Co	4.300	03/15/43	709,780
200,000		Great Plains Energy, Inc	4.850	06/01/21	217,793
200,000	i	Great Plains Energy, Inc (Step Bond)	5.292	06/15/22	223,817
99

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$80,000		Indiana Michigan Power Co	7.000%	03/15/19	$90,722
200,000		Indiana Michigan Power Co	3.200	03/15/23	202,286
225,000		Indiana Michigan Power Co	4.550	03/15/46	231,586
70,000		Integrys Energy Group, Inc	4.170	11/01/20	75,654
300,000		Interstate Power & Light Co	3.250	12/01/24	309,063
100,000		Interstate Power & Light Co	6.250	07/15/39	131,691
200,000		Interstate Power & Light Co	4.700	10/15/43	220,153
200,000		ITC Holdings Corp	4.050	07/01/23	206,635
300,000		ITC Holdings Corp	3.650	06/15/24	300,414
225,000		Kansas City Power & Light Co	3.150	03/15/23	226,350
200,000		Kansas City Power & Light Co	3.650	08/15/25	206,577
100,000		Kansas City Power & Light Co	5.300	10/01/41	113,550
20,000	g	Kansas Gas & Electric	6.700	06/15/19	22,962
125,000		Kentucky Utilities Co	3.300	10/01/25	131,340
175,000		Kentucky Utilities Co	4.650	11/15/43	195,787
100,000		Kentucky Utilities Co	4.375	10/01/45	106,813
250,000		KeySpan Corp	5.803	04/01/35	287,446
100,000		Kinder Morgan, Inc	2.000	12/01/17	98,937
400,000		Kinder Morgan, Inc	5.950	02/15/18	418,744
300,000		Kinder Morgan, Inc	2.650	02/01/19	296,351
500,000		Kinder Morgan, Inc	9.000	02/01/19	567,551
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,363,604
1,200,000		Kinder Morgan, Inc	3.950	09/01/22	1,152,587
350,000		Kinder Morgan, Inc	3.450	02/15/23	323,015
200,000		Kinder Morgan, Inc	3.500	09/01/23	181,263
300,000		Kinder Morgan, Inc	4.150	02/01/24	282,518
500,000		Kinder Morgan, Inc	4.250	09/01/24	473,689
400,000		Kinder Morgan, Inc	4.300	06/01/25	380,635
800,000		Kinder Morgan, Inc	5.300	12/01/34	691,756
535,000		Kinder Morgan, Inc	6.500	09/01/39	506,563
300,000		Kinder Morgan, Inc	5.625	09/01/41	260,442
200,000		Kinder Morgan, Inc	5.000	08/15/42	166,809
500,000		Kinder Morgan, Inc	5.000	03/01/43	412,852
400,000		Kinder Morgan, Inc	5.500	03/01/44	353,942
200,000		Kinder Morgan, Inc	5.400	09/01/44	172,803
300,000		Kinder Morgan, Inc	5.550	06/01/45	266,684
320,000		LG&E and KU Energy LLC	3.750	11/15/20	337,962
225,000		Louisville Gas & Electric Co	3.300	10/01/25	236,555
125,000		Louisville Gas & Electric Co	4.650	11/15/43	139,848
100,000		Louisville Gas & Electric Co	4.375	10/01/45	109,094
880,000		Metropolitan Edison Co	7.700	01/15/19	987,197
300,000		MidAmerican Energy Co	3.500	10/15/24	320,962
200,000		MidAmerican Energy Co	4.400	10/15/44	218,396
300,000		MidAmerican Energy Co	2.400	03/15/19	308,456
200,000		MidAmerican Energy Co	3.700	09/15/23	214,619
200,000		MidAmerican Energy Co	4.800	09/15/43	232,802
200,000		MidAmerican Energy Co	4.250	05/01/46	214,684
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,240,601
300,000		MidAmerican Energy Holdings Co	6.500	09/15/37	391,294
750,000		Mississippi Power Co	4.250	03/15/42	598,763
100,000		National Fuel Gas Co	4.900	12/01/21	97,538
200,000		National Fuel Gas Co	3.750	03/01/23	177,865
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	National Fuel Gas Co	5.200%	07/15/25	$275,459
820,000	Nevada Power Co	6.500	08/01/18	909,259
45,000	Nevada Power Co	7.125	03/15/19	51,754
230,000	Nevada Power Co	5.375	09/15/40	273,072
300,000	NextEra Energy Capital Holdings, Inc	1.586	06/01/17	300,265
300,000	NextEra Energy Capital Holdings, Inc	2.056	09/01/17	301,641
125,000	NextEra Energy Capital Holdings, Inc	2.300	04/01/19	125,748
100,000	NextEra Energy Capital Holdings, Inc	2.700	09/15/19	101,110
500,000	NextEra Energy Capital Holdings, Inc	4.500	06/01/21	539,790
140,000	NiSource Finance Corp	6.400	03/15/18	151,835
150,000	NiSource Finance Corp	6.125	03/01/22	176,086
400,000	NiSource Finance Corp	3.850	02/15/23	419,585
100,000	NiSource Finance Corp	5.950	06/15/41	121,128
200,000	NiSource Finance Corp	5.250	02/15/43	227,698
150,000	NiSource Finance Corp	4.800	02/15/44	158,270
300,000	NiSource Finance Corp	5.650	02/01/45	357,017
300,000	Northeast Utilities	2.800	05/01/23	298,062
100,000	Northeast Utilities	3.150	01/15/25	99,614
500,000	Northern States Power Co	2.200	08/15/20	509,343
150,000	Northern States Power Co	2.150	08/15/22	149,854
300,000	Northern States Power Co	2.600	05/15/23	305,738
425,000	Northern States Power Co	5.350	11/01/39	523,130
200,000	Northern States Power Co	3.400	08/15/42	190,603
150,000	Northern States Power Co	4.000	08/15/45	155,477
200,000	NorthWestern Corp	4.176	11/15/44	209,698
150,000	NSTAR Electric Co	5.625	11/15/17	158,990
200,000	NSTAR Electric Co	2.375	10/15/22	200,277
200,000	NSTAR Electric Co	3.250	11/15/25	209,566
500,000	Oglethorpe Power Corp	4.200	12/01/42	481,287
300,000	Oglethorpe Power Corp	4.550	06/01/44	298,539
250,000	Ohio Edison Co	8.250	10/15/38	363,896
600,000	Ohio Power Co	5.375	10/01/21	682,966
100,000	Oklahoma Gas & Electric Co	5.250	05/15/41	117,648
400,000	Oklahoma Gas & Electric Co	3.900	05/01/43	386,738
200,000	Oklahoma Gas & Electric Co	4.000	12/15/44	201,781
400,000	Oncor Electric Delivery Co LLC	2.950	04/01/25	395,427
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	223,057
100,000	Oncor Electric Delivery Co LLC	2.150	06/01/19	100,842
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	162,159
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	93,383
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	114,600
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	568,352
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	175,076
100,000	ONEOK Partners LP	2.000	10/01/17	96,854
200,000	ONEOK Partners LP	3.200	09/15/18	193,623
400,000	ONEOK Partners LP	3.375	10/01/22	359,073
200,000	ONEOK Partners LP	5.000	09/15/23	190,589
700,000	ONEOK Partners LP	4.900	03/15/25	659,759
130,000	ONEOK Partners LP	6.650	10/01/36	120,949
250,000	ONEOK Partners LP	6.850	10/15/37	235,028
100,000	ONEOK Partners LP	6.125	02/01/41	90,210
355,000	Pacific Gas & Electric Co	8.250	10/15/18	411,683
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Pacific Gas & Electric Co	3.250%	06/15/23	$414,495
175,000	Pacific Gas & Electric Co	3.850	11/15/23	188,713
200,000	Pacific Gas & Electric Co	3.750	02/15/24	212,773
500,000	Pacific Gas & Electric Co	3.400	08/15/24	521,862
400,000	Pacific Gas & Electric Co	3.500	06/15/25	423,118
420,000	Pacific Gas & Electric Co	6.050	03/01/34	535,672
600,000	Pacific Gas & Electric Co	5.400	01/15/40	720,406
400,000	Pacific Gas & Electric Co	4.500	12/15/41	431,280
150,000	Pacific Gas & Electric Co	3.750	08/15/42	142,964
400,000	Pacific Gas & Electric Co	4.600	06/15/43	435,442
200,000	Pacific Gas & Electric Co	5.125	11/15/43	233,647
300,000	Pacific Gas & Electric Co	4.750	02/15/44	341,527
300,000	Pacific Gas & Electric Co	4.300	03/15/45	323,183
200,000	Pacific Gas & Electric Co	4.250	03/15/46	212,520
250,000	PacifiCorp	2.950	02/01/22	260,435
200,000	PacifiCorp	2.950	06/01/23	205,233
300,000	PacifiCorp	3.600	04/01/24	321,086
200,000	PacifiCorp	3.350	07/01/25	210,968
850,000	PacifiCorp	6.000	01/15/39	1,095,210
150,000	PECO Energy Co	2.375	09/15/22	151,427
200,000	PECO Energy Co	3.150	10/15/25	208,801
200,000	PECO Energy Co	4.800	10/15/43	231,501
200,000	PECO Energy Co	4.150	10/01/44	208,376
300,000	PG&E Corp	2.400	03/01/19	304,058
200,000	Phillips 66 Partners LP	2.646	02/15/20	192,679
300,000	Phillips 66 Partners LP	4.680	02/15/45	249,216
150,000	Piedmont Natural Gas Co, Inc	4.100	09/18/34	152,212
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	216,663
200,000	Potomac Electric Power Co	3.600	03/15/24	213,000
65,000	Potomac Electric Power Co	7.900	12/15/38	98,788
500,000	Potomac Electric Power Co	4.150	03/15/43	523,230
300,000	PPL Capital Funding, Inc	4.200	06/15/22	323,447
200,000	PPL Capital Funding, Inc	3.500	12/01/22	207,604
400,000	PPL Capital Funding, Inc	3.400	06/01/23	408,204
100,000	PPL Capital Funding, Inc	3.950	03/15/24	105,936
200,000	PPL Electric Utilities Corp	2.500	09/01/22	204,012
300,000	PPL Electric Utilities Corp	4.750	07/15/43	340,359
200,000	PPL Electric Utilities Corp	4.125	06/15/44	210,804
275,000	PPL Electric Utilities Corp	4.150	10/01/45	293,001
300,000	Progress Energy, Inc	3.150	04/01/22	304,190
900,000	Progress Energy, Inc	7.750	03/01/31	1,223,419
100,000	PSEG Power LLC	2.450	11/15/18	100,480
150,000	Public Service Co of Colorado	2.250	09/15/22	150,461
200,000	Public Service Co of Colorado	2.500	03/15/23	200,230
300,000	Public Service Co of Colorado	2.900	05/15/25	308,578
150,000	Public Service Co of Colorado	3.600	09/15/42	147,686
100,000	Public Service Co of Colorado	4.300	03/15/44	109,570
300,000	Public Service Co of New Hampshire	3.500	11/01/23	317,275
200,000	Public Service Co of New Mexico	3.850	08/01/25	208,555
520,000	Public Service Co of Oklahoma	5.150	12/01/19	568,617
100,000	Public Service Co of Oklahoma	4.400	02/01/21	107,395
150,000	Public Service Co of Oklahoma	6.625	11/15/37	187,483
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$220,000	Public Service Electric & Gas Co	5.300%	05/01/18	$238,351
200,000	Public Service Electric & Gas Co	2.300	09/15/18	204,210
500,000	Public Service Electric & Gas Co	1.800	06/01/19	504,690
200,000	Public Service Electric & Gas Co	2.000	08/15/19	202,425
100,000	Public Service Electric & Gas Co	1.900	03/15/21	100,693
200,000	Public Service Electric & Gas Co	3.150	08/15/24	207,991
410,000	Public Service Electric & Gas Co	5.375	11/01/39	503,342
200,000	Public Service Electric & Gas Co	3.950	05/01/42	206,409
100,000	Public Service Electric & Gas Co	3.650	09/01/42	99,065
200,000	Public Service Electric & Gas Co	3.800	01/01/43	203,516
200,000	Public Service Electric & Gas Co	4.000	06/01/44	209,050
200,000	Public Service Electric & Gas Co	4.050	05/01/45	208,529
100,000	Public Service Electric & Gas Co	3.800	03/01/46	101,968
300,000	Puget Energy, Inc	3.650	05/15/25	302,068
250,000	Puget Sound Energy, Inc	5.757	10/01/39	311,627
700,000	Puget Sound Energy, Inc	4.434	11/15/41	758,188
200,000	Puget Sound Energy, Inc	4.300	05/20/45	215,681
150,000	San Diego Gas & Electric Co	3.000	08/15/21	158,816
400,000	San Diego Gas & Electric Co	3.600	09/01/23	427,734
305,000	San Diego Gas & Electric Co	5.350	05/15/40	379,788
100,000	San Diego Gas & Electric Co	3.950	11/15/41	102,814
300,000	SCANA Corp	4.750	05/15/21	313,625
100,000	SCANA Corp	4.125	02/01/22	102,304
250,000	Scottish Power Ltd	5.810	03/15/25	282,019
605,000	Sempra Energy	2.300	04/01/17	608,891
200,000	Sempra Energy	2.850	11/15/20	203,432
150,000	Sempra Energy	2.875	10/01/22	148,309
500,000	Sempra Energy	4.050	12/01/23	525,788
200,000	Sempra Energy	3.550	06/15/24	203,042
200,000	Sempra Energy	3.750	11/15/25	204,739
260,000	Sempra Energy	6.000	10/15/39	296,849
125,000	Sierra Pacific Power Co	3.375	08/15/23	131,621
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	57,281
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	146,757
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	253,429
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	316,378
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	198,857
439,127	Southaven Combined Cycle Generation LLC	3.846	08/15/33	473,324
200,000	Southern California Edison Co	1.125	05/01/17	200,024
250,000	Southern California Edison Co	5.500	08/15/18	274,535
280,000	Southern California Edison Co	3.875	06/01/21	304,613
500,000	Southern California Edison Co	2.400	02/01/22	505,072
400,000	Southern California Edison Co	3.500	10/01/23	428,162
185,000	Southern California Edison Co	6.050	03/15/39	242,249
300,000	Southern California Edison Co	4.500	09/01/40	327,291
500,000	Southern California Edison Co	3.900	12/01/41	509,062
200,000	Southern California Edison Co	4.050	03/15/42	207,963
500,000	Southern California Edison Co	3.900	03/15/43	513,541
450,000	Southern California Edison Co	3.600	02/01/45	440,208
200,000	Southern California Gas Co	1.550	06/15/18	200,146
200,000	Southern California Gas Co	3.150	09/15/24	208,941
200,000	Southern California Gas Co	3.200	06/15/25	209,221
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		Southern California Gas Co	3.750%	09/15/42	$150,004
200,000		Southern California Gas Co	4.450	03/15/44	222,984
300,000		Southern Co	2.750	06/15/20	304,281
108,000	g	Southern Natural Gas Co	5.900	04/01/17	111,389
550,000		Southern Natural Gas Co	4.400	06/15/21	541,065
100,000		Southern Natural Gas Co	8.000	03/01/32	105,710
100,000		Southern Power Co	1.850	12/01/17	100,742
500,000		Southern Power Co	2.375	06/01/20	498,494
200,000		Southern Power Co	4.150	12/01/25	206,166
250,000		Southwest Gas Corp	3.875	04/01/22	258,020
400,000		Southwestern Electric Power Co	6.200	03/15/40	484,559
600,000		Southwestern Public Service Co	4.500	08/15/41	660,940
60,000		Spectra Energy Capital LLC	6.200	04/15/18	62,994
600,000		Spectra Energy Capital LLC	3.300	03/15/23	531,421
200,000		Spectra Energy Partners LP	2.950	09/25/18	200,813
200,000		Spectra Energy Partners LP	4.750	03/15/24	215,532
400,000		Spectra Energy Partners LP	3.500	03/15/25	386,510
200,000		Spectra Energy Partners LP	5.950	09/25/43	210,859
200,000		Spectra Energy Partners LP	4.500	03/15/45	177,504
150,000		System Energy Resources, Inc	4.100	04/01/23	155,180
200,000		Tampa Electric Co	5.400	05/15/21	223,574
100,000		Tampa Electric Co	2.600	09/15/22	99,412
100,000		Tampa Electric Co	4.100	06/15/42	100,351
175,000		Tampa Electric Co	4.350	05/15/44	180,404
200,000		Tampa Electric Co	4.200	05/15/45	205,371
300,000		TC PipeLines LP	4.375	03/13/25	260,408
200,000		TECO Finance, Inc	5.150	03/15/20	217,536
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	210,133
12,000		Toledo Edison Co	7.250	05/01/20	13,948
300,000		Toledo Edison Co	6.150	05/15/37	343,217
300,000		Total Capital S.A.	2.125	08/10/18	304,940
200,000		Total Capital S.A.	4.450	06/24/20	219,883
100,000		Total Capital S.A.	4.125	01/28/21	106,870
200,000		TransAlta Corp	1.900	06/03/17	193,174
350,000		TransAlta Corp	6.900	05/15/18	348,154
300,000		TransAlta Corp	4.500	11/15/22	222,770
500,000	g	Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	577,264
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	95,671
100,000		Tri-State Generation & Transmission Association, Inc	3.700	11/01/24	103,478
200,000		Tucson Electric Power Co	3.050	03/15/25	194,179
300,000		Union Electric Co	3.500	04/15/24	320,524
100,000		Union Electric Co	8.450	03/15/39	161,117
100,000		Union Electric Co	3.900	09/15/42	102,869
100,000		United Utilities plc	6.875	08/15/28	111,916
225,000		Virginia Electric & Power Co	3.150	01/15/26	232,213
200,000		Virginia Electric and Power Co	1.200	01/15/18	199,286
309,000		Virginia Electric and Power Co	2.750	03/15/23	310,869
500,000		Virginia Electric and Power Co	3.450	02/15/24	524,215
200,000		Virginia Electric and Power Co	3.100	05/15/25	205,783
350,000		Virginia Electric and Power Co	6.000	05/15/37	445,697
160,000		Virginia Electric and Power Co	4.000	01/15/43	163,559
250,000		Virginia Electric and Power Co	4.650	08/15/43	277,746
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Virginia Electric and Power Co	4.450%	02/15/44	$436,437
200,000	Virginia Electric and Power Co	4.200	05/15/45	210,144
200,000	Washington Prime Group LP	3.850	04/01/20	205,192
125,000	WEC Energy Group, Inc	1.650	06/15/18	125,055
200,000	WEC Energy Group, Inc	2.450	06/15/20	203,491
100,000	WEC Energy Group, Inc	3.550	06/15/25	103,933
200,000	Westar Energy, Inc	3.250	12/01/25	209,783
500,000	Westar Energy, Inc	4.125	03/01/42	522,779
175,000	Westar Energy, Inc	4.100	04/01/43	184,302
450,000	Western Gas Partners LP	4.000	07/01/22	403,016
200,000	Western Gas Partners LP	3.950	06/01/25	171,427
100,000	Western Gas Partners LP	5.450	04/01/44	79,466
225,000	Western Massachusetts Electric Co	3.500	09/15/21	235,214
70,000	Williams Partners LP	7.250	02/01/17	71,741
530,000	Williams Partners LP	5.250	03/15/20	508,074
600,000	Williams Partners LP	4.000	11/15/21	521,543
750,000	Williams Partners LP	3.600	03/15/22	615,860
200,000	Williams Partners LP	3.350	08/15/22	163,265
300,000	Williams Partners LP	4.500	11/15/23	254,954
300,000	Williams Partners LP	4.300	03/04/24	249,575
500,000	Williams Partners LP	3.900	01/15/25	404,427
750,000	Williams Partners LP	4.000	09/15/25	603,779
300,000	Williams Partners LP	5.800	11/15/43	234,258
300,000	Williams Partners LP	5.400	03/04/44	224,812
500,000	Williams Partners LP	4.900	01/15/45	358,691
300,000	Wisconsin Electric Power Co	1.700	06/15/18	301,482
200,000	Wisconsin Electric Power Co	3.100	06/01/25	207,474
200,000	Wisconsin Electric Power Co	5.625	05/15/33	242,234
200,000	Wisconsin Electric Power Co	3.650	12/15/42	194,640
125,000	Wisconsin Electric Power Co	4.300	12/15/45	136,286
200,000	Wisconsin Power & Light Co	2.250	11/15/22	198,030
100,000	Wisconsin Power & Light Co	4.100	10/15/44	104,458
200,000	Wisconsin Public Service Corp	1.650	12/04/18	200,781
200,000	Wisconsin Public Service Corp	4.752	11/01/44	230,693
200,000	Xcel Energy, Inc	0.750	05/09/16	199,973
400,000	Xcel Energy, Inc	1.200	06/01/17	399,156
100,000	Xcel Energy, Inc	4.700	05/15/20	109,757
300,000	Xcel Energy, Inc	2.400	03/15/21	303,450
100,000	Xcel Energy, Inc	4.800	09/15/41	109,916
	TOTAL UTILITIES			141,617,137

	TOTAL CORPORATE BONDS			1,573,599,418
	(Cost $1,536,454,008)

GOVERNMENT BONDS - 72.1%

AGENCY SECURITIES - 2.4%
1,000,000	Federal Home Loan Bank (FHLB)	5.375	05/18/16	1,006,545
5,095,000	FHLB	4.750	12/16/16	5,245,669
500,000	FHLB	4.875	05/17/17	523,527
1,000,000	FHLB	0.750	09/08/17	999,596
2,745,000	FHLB	5.000	11/17/17	2,933,285
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		FHLB	1.000%	12/19/17	$2,007,938
6,000,000		FHLB	1.625	06/14/19	6,120,576
10,000,000		FHLB	1.875	03/13/20	10,266,940
6,213,000		Federal Home Loan Mortgage Corp (FHLMC)	5.250	04/18/16	6,227,209
127,000		FHLMC	5.500	07/18/16	128,961
16,736,000		FHLMC	5.125	10/18/16	17,156,592
20,000,000		FHLMC	0.875	03/07/18	20,032,900
4,500,000		FHLMC	1.250	08/01/19	4,537,508
7,500,000		FHLMC	2.375	01/13/22	7,873,477
150,000		Federal National Mortgage Association (FNMA)	5.000	05/11/17	157,166
4,340,000		FNMA	5.375	06/12/17	4,583,622
8,000,000		FNMA	1.125	07/20/18	8,058,024
8,000,000		FNMA	1.625	11/27/18	8,160,024
11,000,000	j	FNMA	0.000	10/09/19	10,453,333
7,000,000		FNMA	1.500	11/30/20	7,072,100
2,310,000	i	FNMA	2.301	09/25/22	2,333,725
6,000,000		FNMA	2.625	09/06/24	6,338,310
5,000,000		FNMA	6.625	11/15/30	7,435,115
1,000,000		FNMA	5.625	07/15/37	1,412,451
815,000		Financing Corp	9.400	02/08/18	942,984
825,000		Financing Corp	9.800	04/06/18	971,939
815,000		Financing Corp	10.350	08/03/18	991,911
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	526,545
300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	319,426
800,000		Israel Government AID Bond	5.500	09/18/23	986,087
300,000		Israel Government AID Bond	5.500	04/26/24	374,483
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	452,414
590,000		PEFCO	2.250	12/15/17	602,369
175,000		PEFCO	1.450	08/15/19	177,163
550,000		PEFCO	2.250	03/15/20	568,302
200,000		PEFCO	2.300	09/15/20	207,517
400,000		PEFCO	2.050	11/15/22	401,408
200,000		PEFCO	3.250	06/15/25	213,969
250,000		Ukraine Government AID Bonds	1.844	05/16/19	253,408
500,000		Ukraine Government AID Bonds	1.847	05/29/20	508,673
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,955,754
		TOTAL AGENCY SECURITIES			151,518,945

FOREIGN GOVERNMENT BONDS - 4.1%
250,000		African Development Bank	1.250	09/02/16	250,582
1,200,000		African Development Bank	1.125	03/15/17	1,203,703
500,000		African Development Bank	0.875	05/15/17	499,837
500,000		African Development Bank	0.750	11/03/17	498,711
900,000		African Development Bank	1.625	10/02/18	912,780
500,000		African Development Bank	1.375	02/12/20	500,834
450,000		African Development Bank	2.375	09/23/21	468,913
400,000		Agricultural Bank of China	2.000	05/21/18	401,511
400,000		Agricultural Bank of China	2.750	05/21/20	408,358
2,000,000		Asian Development Bank	1.125	03/15/17	2,006,172
1,500,000		Asian Development Bank	1.125	06/05/18	1,504,794
500,000		Asian Development Bank	1.375	01/15/19	504,414
1,000,000		Asian Development Bank	1.875	04/12/19	1,021,252
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Asian Development Bank	1.500%	01/22/20	$505,059
1,500,000	Asian Development Bank	1.375	03/23/20	1,502,460
1,000,000	Asian Development Bank	1.625	08/26/20	1,011,200
500,000	Asian Development Bank	1.625	03/16/21	503,475
1,000,000	Asian Development Bank	2.125	11/24/21	1,030,122
600,000	Asian Development Bank	1.875	02/18/22	607,720
500,000	Asian Development Bank	2.000	01/22/25	502,441
75,000	Asian Development Bank	5.820	06/16/28	100,283
850,000	Canada Government International Bond	0.875	02/14/17	851,249
1,000,000	Canada Government International Bond	1.125	03/19/18	1,005,610
1,000,000	Canada Government International Bond	1.625	02/27/19	1,018,633
300,000	Chile Government International Bond	2.250	10/30/22	298,500
1,209,000	Chile Government International Bond	3.125	01/21/26	1,221,694
300,000	Chile Government International Bond	3.625	10/30/42	282,750
450,000	Colombia Government International Bond	7.375	03/18/19	509,400
900,000	Colombia Government International Bond	4.375	07/12/21	938,250
600,000	Colombia Government International Bond	2.625	03/15/23	558,000
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,256,250
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,312,500
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,144,250
1,200,000	Colombia Government International Bond	5.000	06/15/45	1,116,000
500,000	Corp Andina de Fomento	1.500	08/08/17	500,625
527,000	Corp Andina de Fomento	4.375	06/15/22	578,994
500,000	Council of Europe Development Bank	1.500	06/19/17	503,882
500,000	Council of Europe Development Bank	1.000	03/07/18	500,391
500,000	Council of Europe Development Bank	1.125	05/31/18	501,341
1,000,000	Council of Europe Development Bank	1.625	03/16/21	1,004,197
300,000	Development Bank of Japan	5.125	02/01/17	309,700
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,003,476
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	499,137
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	508,942
500,000	European Bank for Reconstruction & Development	1.750	11/26/19	508,292
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,304,962
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	506,340
1,000,000	European Investment Bank	0.625	04/15/16	1,000,030
2,200,000	European Investment Bank	1.750	03/15/17	2,219,631
2,500,000	European Investment Bank	0.875	04/18/17	2,502,177
700,000	European Investment Bank	1.000	08/17/17	701,634
750,000	European Investment Bank	1.000	03/15/18	750,227
500,000	European Investment Bank	1.000	06/15/18	498,700
2,000,000	European Investment Bank	1.125	08/15/18	1,999,196
1,000,000	European Investment Bank	1.875	03/15/19	1,020,696
500,000	European Investment Bank	1.250	05/15/19	501,411
1,500,000	European Investment Bank	1.375	06/15/20	1,498,783
1,000,000	European Investment Bank	2.875	09/15/20	1,061,931
500,000	European Investment Bank	1.625	12/15/20	503,485
750,000	European Investment Bank	2.000	03/15/21	767,729
500,000	European Investment Bank	2.500	04/15/21	523,726
1,000,000	European Investment Bank	1.625	06/15/21	1,005,112
2,500,000	European Investment Bank	2.125	10/15/21	2,565,305
500,000	European Investment Bank	2.250	08/15/22	514,792
2,000,000	European Investment Bank	3.250	01/29/24	2,199,718
1,500,000	European Investment Bank	2.500	10/15/24	1,565,076
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,705,000	European Investment Bank	4.875%	02/15/36	$2,201,019
250,000	Export Development Canada	1.250	10/26/16	250,877
500,000	Export Development Canada	0.625	12/15/16	499,775
1,300,000	Export Development Canada	0.750	12/15/17	1,297,734
500,000	Export Development Canada	1.000	06/15/18	500,751
125,000	Export Development Canada	1.250	12/10/18	125,423
500,000	Export Development Canada	1.250	02/04/19	502,859
500,000	Export Development Canada	1.750	08/19/19	509,813
500,000	Export Development Canada	1.750	07/21/20	509,552
400,000	Export-Import Bank of Korea	3.750	10/20/16	406,025
200,000	Export-Import Bank of Korea	1.750	02/27/18	200,195
400,000	Export-Import Bank of Korea	2.875	09/17/18	410,294
775,000	Export-Import Bank of Korea	5.125	06/29/20	871,543
200,000	Export-Import Bank of Korea	2.125	02/11/21	200,695
250,000	Export-Import Bank of Korea	2.500	05/10/21	255,302
300,000	Export-Import Bank of Korea	5.000	04/11/22	345,629
500,000	Export-Import Bank of Korea	4.000	01/14/24	549,196
750,000	Export-Import Bank of Korea	2.875	01/21/25	764,932
250,000	Export-Import Bank of Korea	3.250	11/10/25	263,419
500,000	Export-Import Bank of Korea	3.250	08/12/26	528,172
100,000	Finland Government International Bond	6.950	02/15/26	137,930
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	300,004
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,748,108
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	1,004,793
1,800,000	Hydro Quebec	1.375	06/19/17	1,809,036
270,000	Hydro Quebec	9.400	02/01/21	355,689
200,000	Hydro Quebec	8.500	12/01/29	312,688
1,500,000	Inter-American Development Bank	1.000	07/14/17	1,502,706
500,000	Inter-American Development Bank	1.250	01/16/18	503,213
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,061,179
2,000,000	Inter-American Development Bank	1.125	08/28/18	2,004,796
750,000	Inter-American Development Bank	1.500	09/25/18	762,475
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,207,506
1,000,000	Inter-American Development Bank	1.750	10/15/19	1,022,902
2,750,000	Inter-American Development Bank	1.375	07/15/20	2,743,708
500,000	Inter-American Development Bank	2.125	01/15/25	507,204
700,000	Inter-American Development Bank	3.200	08/07/42	722,947
300,000	Inter-American Development Bank	4.375	01/24/44	374,879
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	953,257
5,000,000	International Bank for Reconstruction & Development	1.000	06/15/18	5,001,095
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	1,003,339
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,538,701
750,000	International Bank for Reconstruction & Development	1.250	07/26/19	751,985
1,000,000	International Bank for Reconstruction & Development	1.875	10/07/19	1,027,120
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,775,646
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	547,592
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	514,288
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,677,613
1,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,572,144
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,079,479
2,750,000	International Finance Corp	1.125	11/23/16	2,756,490
500,000	International Finance Corp	1.250	07/16/18	502,251
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	International Finance Corp	1.750%	09/04/18	$2,036,176
175,000	International Finance Corp	1.250	11/27/18	175,941
1,000,000	International Finance Corp	1.750	09/16/19	1,019,861
750,000	International Finance Corp	1.625	07/16/20	760,494
400,000	Israel Government International Bond	5.125	03/26/19	440,504
705,000	Israel Government International Bond	4.000	06/30/22	772,202
300,000	Israel Government International Bond	3.150	06/30/23	313,160
500,000	Israel Government International Bond	2.875	03/16/26	499,980
500,000	Israel Government International Bond	4.500	01/30/43	529,650
1,200,000	Italian Republic	5.250	09/20/16	1,221,408
1,374,000	Italian Republic	5.375	06/15/33	1,611,161
430,000	Italy Government International Bond	5.375	06/12/17	448,963
500,000	Italy Government International Bond	6.875	09/27/23	628,837
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,896,635
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,057,749
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,141,419
500,000	Japan Bank for International Cooperation	2.125	02/10/25	493,114
750,000	Japan Bank for International Cooperation	2.750	01/21/26	776,903
600,000	Japan Finance Corp	2.250	07/13/16	602,431
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	937,578
4,500,000	KFW	1.250	02/15/17	4,517,708
1,000,000	KFW	0.875	12/15/17	999,124
2,000,000	KFW	1.000	06/11/18	1,998,278
1,105,000	KFW	4.500	07/16/18	1,191,291
2,000,000	KFW	1.125	08/06/18	2,003,148
300,000	KFW	1.500	02/06/19	303,411
500,000	KFW	1.750	10/15/19	508,359
6,925,000	KFW	4.000	01/27/20	7,593,636
1,500,000	KFW	1.875	06/30/20	1,528,940
1,000,000	KFW	2.750	10/01/20	1,056,799
1,500,000	KFW	1.875	11/30/20	1,527,732
1,600,000	KFW	2.625	01/25/22	1,685,763
2,750,000	KFW	2.000	10/04/22	2,791,742
2,000,000	KFW	2.500	11/20/24	2,081,324
3,000,000	KFW	2.000	05/02/25	2,994,738
400,000	Korea Development Bank	3.500	08/22/17	411,121
300,000	Korea Development Bank	1.500	01/22/18	300,143
400,000	Korea Development Bank	3.000	03/17/19	413,712
500,000	Korea Development Bank	2.500	03/11/20	510,754
300,000	Korea Development Bank	2.500	01/13/21	306,487
200,000	Korea Development Bank	3.000	09/14/22	208,259
500,000	Korea Development Bank	3.750	01/22/24	540,397
200,000	Korea Development Bank	3.375	09/16/25	212,991
400,000	Korea Development Bank	3.000	01/13/26	414,487
2,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	2,096,047
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	509,187
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	1,004,185
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	499,952
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	772,343
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,035,000
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,639,610
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,292,655
109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	Mexico Government International Bond	3.600%	01/30/25	$2,040,000
1,000,000	Mexico Government International Bond	4.125	01/21/26	1,048,500
461,000	Mexico Government International Bond	6.750	09/27/34	593,538
730,000	Mexico Government International Bond	6.050	01/11/40	855,925
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,470,315
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,858,385
505,000	Mexico Government International Bond	4.600	01/23/46	492,375
150,000	Mexico Government International Bond	5.750	10/12/10	151,875
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,496,126
500,000	Nordic Investment Bank	2.250	09/30/21	518,998
2,300,000	North American Development Bank	2.400	10/26/22	2,337,598
1,100,000	Panama Government International Bond	5.200	01/30/20	1,212,750
250,000	Panama Government International Bond	4.000	09/22/24	262,500
1,000,000	Panama Government International Bond	3.750	03/16/25	1,027,500
300,000	Panama Government International Bond	7.125	01/29/26	384,000
500,000	Panama Government International Bond	3.875	03/17/28	505,000
692,000	Panama Government International Bond	6.700	01/26/36	882,300
400,000	Panama Government International Bond	4.300	04/29/53	374,000
520,000	Peruvian Government International Bond	7.125	03/30/19	597,220
925,000	Peruvian Government International Bond	7.350	07/21/25	1,216,375
600,000	Peruvian Government International Bond	4.125	08/25/27	628,500
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,369,500
700,000	Peruvian Government International Bond	5.625	11/18/50	787,500
225,000	Philippine Government International Bond	4.200	01/21/24	253,893
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,454,993
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,479,970
300,000	Philippine Government International Bond	3.700	03/01/41	317,179
1,985,000	Poland Government International Bond	6.375	07/15/19	2,256,707
67,000	Poland Government International Bond	5.125	04/21/21	74,873
390,000	Poland Government International Bond	5.000	03/23/22	435,416
490,000	Poland Government International Bond	3.000	03/17/23	491,225
1,000,000	Poland Government International Bond	4.000	01/22/24	1,067,700
1,000,000	Poland Government International Bond	3.250	04/06/26	999,140
400,000	Province of British Columbia Canada	1.200	04/25/17	401,660
200,000	Province of British Columbia Canada	2.650	09/22/21	210,285
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,813,716
500,000	Province of Manitoba Canada	4.900	12/06/16	513,795
500,000	Province of Manitoba Canada	1.125	06/01/18	500,315
500,000	Province of Manitoba Canada	1.750	05/30/19	506,299
500,000	Province of Manitoba Canada	2.050	11/30/20	508,470
300,000	Province of Manitoba Canada	3.050	05/14/24	316,952
200,000	Province of New Brunswick Canada	5.200	02/21/17	207,322
200,000	Province of New Brunswick Canada	2.750	06/15/18	206,494
50,000	Province of Nova Scotia Canada	5.125	01/26/17	51,669
200,000	Province of Nova Scotia Canada	8.250	07/30/22	266,809
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,301,918
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,016,491
1,000,000	Province of Ontario Canada	1.650	09/27/19	1,002,590
230,000	Province of Ontario Canada	4.400	04/14/20	255,011
800,000	Province of Ontario Canada	2.450	06/29/22	820,801
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,610,130
385,000	Province of Quebec Canada	5.125	11/14/16	394,964
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,135,000		Province of Quebec Canada	4.625%	05/14/18	$1,216,788
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,207,132
1,100,000		Province of Quebec Canada	2.625	02/13/23	1,130,187
200,000		Province of Quebec Canada	7.125	02/09/24	262,502
500,000		Province of Quebec Canada	2.875	10/16/24	520,895
201,000		Province of Quebec Canada	7.500	09/15/29	299,596
100,000		Province of Saskatchewan Canada	8.500	07/15/22	136,035
700,000		Republic of Korea	7.125	04/16/19	813,330
500,000		Republic of Korea	3.875	09/11/23	558,650
400,000		Republic of Korea	4.125	06/10/44	495,656
800,000		Republic of Turkey	7.500	07/14/17	853,754
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,109,546
225,000		South Africa Government International Bond	5.500	03/09/20	238,241
500,000		South Africa Government International Bond	4.665	01/17/24	503,750
300,000		South Africa Government International Bond	5.875	09/16/25	324,555
300,000		South Africa Government International Bond	6.250	03/08/41	327,795
525,000		South Africa Government International Bond	5.375	07/24/44	518,784
625,000		Svensk Exportkredit AB	5.125	03/01/17	648,791
1,000,000		Svensk Exportkredit AB	1.750	05/30/17	1,009,628
425,000		Svensk Exportkredit AB	1.125	04/05/18	425,049
500,000		Svensk Exportkredit AB	1.875	06/17/19	509,152
200,000		Svensk Exportkredit AB	1.875	06/23/20	203,007
500,000		Svensk Exportkredit AB	1.750	08/28/20	503,064
500,000		Svensk Exportkredit AB	1.750	03/10/21	501,983
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,305,320
600,000		Turkey Government International Bond	6.250	09/26/22	667,200
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,298,743
800,000		Turkey Government International Bond	5.750	03/22/24	867,680
525,000		Turkey Government International Bond	4.250	04/14/26	511,119
4,250,000		Turkey Government International Bond	4.875	04/16/43	3,942,938
800,000		Turkey Government International Bond	6.625	02/17/45	954,200
200,343		Uruguay Government International Bond	4.500	08/14/24	212,864
700,000		Uruguay Government International Bond	4.375	10/27/27	717,500
500,000		Uruguay Government International Bond	4.125	11/20/45	427,500
1,313,907		Uruguay Government International Bond	5.100	06/18/50	1,221,934
		TOTAL FOREIGN GOVERNMENT BONDS			258,669,237

MORTGAGE BACKED - 27.8%
45,950	i	Federal Home Loan Mortgage Corp (FHLMC)	2.537	04/01/35	48,281
6,719	i	FHLMC	2.405	10/01/35	7,109
122,341	i	FHLMC	2.659	02/01/36	129,829
65,683	i	FHLMC	2.527	07/01/36	69,761
198,039	i	FHLMC	2.464	09/01/36	208,045
184,527	i	FHLMC	2.522	09/01/36	194,916
98,546	i	FHLMC	2.555	09/01/36	102,317
37,647	i	FHLMC	5.868	01/01/37	39,855
7,686	i	FHLMC	2.661	02/01/37	8,122
15,148	i	FHLMC	2.761	02/01/37	15,935
296,628	i	FHLMC	2.733	03/01/37	312,957
13,641	i	FHLMC	5.740	03/01/37	13,650
210,417	i	FHLMC	5.712	04/01/37	221,906
150,496	i	FHLMC	5.980	04/01/37	159,469
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$30,152	i	FHLMC	1.950%	05/01/37	$30,766
41,041	i	FHLMC	2.820	05/01/37	43,546
39,787	i	FHLMC	2.485	06/01/37	42,126
144,951	i	FHLMC	2.519	06/01/37	152,540
186,717	i	FHLMC	2.702	08/01/37	192,082
117,469	i	FHLMC	1.647	09/01/37	121,906
237,024	i	FHLMC	1.932	09/01/37	245,546
811	i	FHLMC	5.954	09/01/37	812
18,264	i	FHLMC	5.609	02/01/38	19,320
67,379	i	FHLMC	2.381	04/01/38	70,062
134,520	i	FHLMC	2.680	04/01/38	142,062
29,228	i	FHLMC	2.666	06/01/38	30,905
15,464	i	FHLMC	2.375	07/01/38	16,371
55,579		FHLMC	5.000	10/01/39	61,354
24,109	i	FHLMC	2.611	06/01/40	25,496
186,909	i	FHLMC	3.377	07/01/40	196,077
206,383	i	FHLMC	2.957	01/01/41	215,672
26,360	i	FHLMC	2.541	05/01/41	27,631
606,705	i	FHLMC	2.761	08/01/41	642,108
328,017	i	FHLMC	2.976	09/01/41	340,742
75,671	i	FHLMC	3.104	10/01/41	79,618
1		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	05/01/16	1
1		FGLMC	7.500	06/01/16	1
3,040		FGLMC	5.500	05/01/17	3,082
6,204		FGLMC	5.500	06/01/17	6,318
5,987		FGLMC	5.000	12/01/17	6,181
3,059		FGLMC	5.500	12/01/17	3,125
7,120		FGLMC	5.000	03/01/18	7,350
24,314		FGLMC	5.000	04/01/18	25,099
26,179		FGLMC	4.500	06/01/18	27,048
62,643		FGLMC	4.500	09/01/18	64,728
52,928		FGLMC	4.000	11/01/18	55,000
95,724		FGLMC	4.500	01/01/19	99,139
9,948		FGLMC	4.000	05/01/19	10,340
83,524		FGLMC	4.500	05/01/19	86,513
191,514		FGLMC	4.500	06/01/19	198,368
68,844		FGLMC	4.000	10/01/19	71,560
22,645		FGLMC	5.500	11/01/19	23,884
211,010		FGLMC	4.500	12/01/19	218,665
30,000		FGLMC	4.500	01/01/20	31,254
13,419		FGLMC	4.500	02/01/20	13,982
530,662		FGLMC	4.500	02/01/20	548,236
161,020		FGLMC	5.000	05/01/20	166,934
117,136		FGLMC	5.000	05/01/20	120,921
12,892		FGLMC	4.500	07/01/20	13,438
137,089		FGLMC	5.000	07/01/20	142,139
3,023		FGLMC	7.000	10/01/20	3,196
13,159		FGLMC	5.000	12/01/20	13,896
483,108		FGLMC	4.000	05/01/21	502,127
162,562		FGLMC	4.500	06/01/21	169,288
288,865		FGLMC	4.500	06/01/21	300,470
140,973		FGLMC	5.000	07/01/21	149,003
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$20,932	FGLMC	5.500%	07/01/21	$22,607
2,495,775	FGLMC	3.000	12/01/21	2,611,275
13,756	FGLMC	5.000	10/01/22	14,747
11,625	FGLMC	6.000	11/01/22	12,720
101,023	FGLMC	5.000	04/01/23	108,759
6,729	FGLMC	4.500	05/01/23	7,225
88,978	FGLMC	5.000	05/01/23	97,704
22,370	FGLMC	5.000	10/01/23	24,064
17,543	FGLMC	5.500	10/01/23	19,498
19,660	FGLMC	5.000	11/01/23	21,588
40,161	FGLMC	5.000	03/01/24	44,100
9,765	FGLMC	4.500	04/01/24	10,432
4,211	FGLMC	4.500	05/01/24	4,517
29,565	FGLMC	4.500	06/01/24	31,525
272,910	FGLMC	4.000	07/01/24	288,507
130,409	FGLMC	4.000	07/01/24	137,750
46,062	FGLMC	5.500	07/01/24	50,118
285,210	FGLMC	4.000	08/01/24	301,327
10,694	FGLMC	4.500	09/01/24	11,381
41,968	FGLMC	4.500	09/01/24	44,875
20,304	FGLMC	4.500	09/01/24	21,780
10,628	FGLMC	5.500	09/01/24	11,817
327,300	FGLMC	4.000	10/01/24	346,078
37,939	FGLMC	4.500	10/01/24	41,187
10,143	FGLMC	4.500	10/01/24	10,809
7,850	FGLMC	4.500	11/01/24	8,410
30,034	FGLMC	4.500	12/01/24	32,262
20,933	FGLMC	4.500	02/01/25	22,316
464,567	FGLMC	4.000	03/01/25	490,789
12,845	FGLMC	4.500	06/01/25	13,773
22,868	FGLMC	4.500	07/01/25	24,290
506,198	FGLMC	3.500	10/01/25	535,490
253,845	FGLMC	4.000	10/01/25	268,404
527,022	FGLMC	3.500	11/01/25	557,570
869,335	FGLMC	3.500	11/01/25	919,723
235,236	FGLMC	3.500	12/01/25	248,881
153,863	FGLMC	3.000	01/01/26	161,442
1,729,451	FGLMC	3.500	01/01/26	1,829,728
151,456	FGLMC	4.000	04/01/26	161,750
303,561	FGLMC	4.000	05/01/26	324,163
69,726	FGLMC	5.500	07/01/26	77,497
1,002,774	FGLMC	4.000	08/01/26	1,070,820
6,209	FGLMC	6.000	08/01/26	7,028
288,519	FGLMC	3.000	09/01/26	302,699
761,604	FGLMC	3.000	10/01/26	799,255
1,014,481	FGLMC	3.500	10/01/26	1,073,677
32,334	FGLMC	5.000	10/01/26	35,506
8,684	FGLMC	5.500	10/01/26	9,652
4,444,611	FGLMC	3.000	02/01/27	4,664,058
2,496,253	FGLMC	2.500	05/01/27	2,576,238
2,523,221	FGLMC	2.500	11/01/27	2,604,092
108,500	FGLMC	6.000	12/01/27	122,829
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,040,788	FGLMC	2.500%	01/01/28	$2,103,642
5,179,954	FGLMC	2.500	03/01/28	5,339,677
133,012	FGLMC	5.000	03/01/28	146,058
2,817,474	FGLMC	2.500	05/01/28	2,904,249
14,533	FGLMC	5.500	05/01/28	16,152
7,294,160	FGLMC	2.500	07/01/28	7,518,867
7,705,541	FGLMC	2.500	07/01/28	7,943,092
2,009,048	FGLMC	3.000	10/01/28	2,107,936
110	FGLMC	6.500	10/01/28	125
110,235	FGLMC	5.500	01/01/29	122,521
3,028	FGLMC	6.500	01/01/29	3,445
18,052	FGLMC	4.000	02/01/29	19,280
4,050,426	FGLMC	3.500	03/01/29	4,276,323
1,016	FGLMC	6.500	03/01/29	1,181
102,705	FGLMC	4.500	04/01/29	111,500
7,673,468	FGLMC	3.000	07/01/29	8,031,458
14,494	FGLMC	6.500	07/01/29	16,490
32,809	FGLMC	5.000	12/01/29	36,034
18,457,344	FGLMC	2.500	05/01/30	18,972,670
50,884	FGLMC	4.000	08/01/30	54,884
288,141	FGLMC	4.500	01/01/31	315,266
676	FGLMC	8.000	01/01/31	784
348,044	FGLMC	4.000	03/01/31	375,414
41,349	FGLMC	4.000	05/01/31	44,610
326,808	FGLMC	4.500	05/01/31	357,811
143,255	FGLMC	4.000	06/01/31	154,552
430,721	FGLMC	4.000	08/01/31	464,612
404,520	FGLMC	4.000	09/01/31	436,426
5,550	FGLMC	6.500	09/01/31	6,518
15,346	FGLMC	8.000	09/01/31	17,333
200,106	FGLMC	3.500	11/01/31	211,533
64,523	FGLMC	7.000	12/01/31	71,743
27,775	FGLMC	6.500	01/01/32	31,784
64,388	FGLMC	6.000	02/01/32	74,184
2,981,106	FGLMC	3.000	03/01/32	3,102,295
26,828	FGLMC	7.000	04/01/32	32,005
20,797	FGLMC	6.500	05/01/32	24,026
2,214,933	FGLMC	3.500	09/01/32	2,341,639
19,230	FGLMC	5.500	11/01/32	21,683
23,220	FGLMC	6.000	02/01/33	26,753
91,243	FGLMC	5.000	03/01/33	101,571
74,035	FGLMC	6.000	03/01/33	84,782
6,198	FGLMC	6.000	03/01/33	7,016
67,746	FGLMC	6.000	03/01/33	76,713
48,684	FGLMC	5.000	04/01/33	53,903
10,238	FGLMC	6.000	04/01/33	11,795
641,381	FGLMC	5.000	06/01/33	704,322
203,597	FGLMC	5.500	06/01/33	229,765
3,862,690	FGLMC	3.500	07/01/33	4,076,534
84,108	FGLMC	4.500	07/01/33	91,700
6,573	FGLMC	5.000	08/01/33	7,311
88,190	FGLMC	5.000	08/01/33	96,852
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$27,118	FGLMC	6.500%	08/01/33	$32,616
275,253	FGLMC	5.000	09/01/33	309,458
133,895	FGLMC	5.500	09/01/33	153,780
112,132	FGLMC	5.500	09/01/33	127,193
112,981	FGLMC	5.500	09/01/33	128,369
44,066	FGLMC	5.500	09/01/33	49,507
52,891	FGLMC	4.000	10/01/33	56,659
17,742	FGLMC	5.000	10/01/33	19,612
173,556	FGLMC	5.500	10/01/33	196,900
150,649	FGLMC	5.500	12/01/33	170,196
45,081	FGLMC	5.500	12/01/33	50,863
537,866	FGLMC	7.000	12/01/33	655,109
426,501	FGLMC	5.000	01/01/34	476,734
10,463	FGLMC	5.500	02/01/34	11,823
53,684	FGLMC	5.000	03/01/34	59,379
63,040	FGLMC	5.500	03/01/34	71,292
139,255	FGLMC	5.000	05/01/34	154,388
71,104	FGLMC	4.500	06/01/34	77,504
120,907	FGLMC	5.000	06/01/34	133,613
49,335	FGLMC	5.500	06/01/34	55,394
29,915	FGLMC	6.000	06/01/34	33,971
98,921	FGLMC	6.000	09/01/34	113,983
8,371,097	FGLMC	3.500	10/01/34	8,825,358
13,207	FGLMC	5.000	11/01/34	14,693
507,090	FGLMC	5.500	11/01/34	563,645
378,124	FGLMC	5.000	12/01/34	415,599
77,436	FGLMC	5.500	12/01/34	87,615
26,419	FGLMC	5.500	12/01/34	29,454
34,427	FGLMC	5.500	01/01/35	38,667
7,809	FGLMC	5.500	01/01/35	8,821
3,981	FGLMC	5.500	01/01/35	4,489
194,370	FGLMC	4.500	04/01/35	211,860
25,880	FGLMC	6.000	05/01/35	29,689
215,914	FGLMC	6.000	05/01/35	248,318
188,031	FGLMC	7.000	05/01/35	228,293
40,383	FGLMC	5.500	06/01/35	45,534
25,267	FGLMC	5.500	06/01/35	28,532
18,424	FGLMC	5.000	07/01/35	20,231
729,667	FGLMC	5.000	07/01/35	809,260
38,233	FGLMC	6.000	07/01/35	43,287
1,057,178	FGLMC	5.000	08/01/35	1,171,540
43,621	FGLMC	5.500	08/01/35	48,513
96,298	FGLMC	6.000	08/01/35	108,994
14,523	FGLMC	4.500	09/01/35	15,791
90,315	FGLMC	5.000	10/01/35	99,811
22,453	FGLMC	5.000	10/01/35	24,772
143,362	FGLMC	5.000	10/01/35	159,383
526,021	FGLMC	5.500	10/01/35	591,687
17,409	FGLMC	5.000	12/01/35	19,282
87,791	FGLMC	5.000	12/01/35	97,017
52,724	FGLMC	6.000	01/01/36	60,612
13,697	FGLMC	5.000	02/01/36	15,170
115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$32,831	FGLMC	5.000%	02/01/36	$36,374
15,884	FGLMC	6.000	02/01/36	18,190
223,239	FGLMC	5.500	04/01/36	252,398
25,397	FGLMC	5.500	05/01/36	28,573
699	FGLMC	6.500	05/01/36	795
628,334	FGLMC	6.000	06/01/36	716,468
138,145	FGLMC	5.000	07/01/36	153,059
161,481	FGLMC	6.000	07/01/36	185,009
22,207	FGLMC	6.000	08/01/36	25,357
15,370	FGLMC	6.000	09/01/36	17,492
451,618	FGLMC	5.500	10/01/36	505,849
660,573	FGLMC	5.500	10/01/36	743,397
72,936	FGLMC	6.500	10/01/36	82,983
27,138	FGLMC	5.500	11/01/36	30,439
65,149	FGLMC	6.000	11/01/36	74,453
362,685	FGLMC	6.000	12/01/36	415,260
485,333	FGLMC	5.500	03/01/37	544,581
200,602	FGLMC	6.000	03/01/37	228,878
30,341	FGLMC	6.500	03/01/37	35,628
201,295	FGLMC	5.500	04/01/37	225,784
22,170	FGLMC	5.000	05/01/37	24,390
22,456	FGLMC	5.000	06/01/37	24,724
92,447	FGLMC	5.500	06/01/37	103,639
360,660	FGLMC	6.000	07/01/37	410,658
126,139	FGLMC	6.000	08/01/37	145,625
59,750	FGLMC	6.000	09/01/37	69,023
577,986	FGLMC	5.500	10/01/37	648,052
19,433	FGLMC	6.000	11/01/37	22,099
155,683	FGLMC	6.500	11/01/37	177,128
69,081	FGLMC	6.000	01/01/38	78,404
232,968	FGLMC	6.000	02/01/38	265,310
29,687	FGLMC	6.000	02/01/38	33,601
319,435	FGLMC	5.000	03/01/38	352,126
943,574	FGLMC	5.000	03/01/38	1,042,883
36,220	FGLMC	5.000	04/01/38	40,335
357,791	FGLMC	5.000	04/01/38	397,207
458,758	FGLMC	5.500	04/01/38	514,850
102,677	FGLMC	5.500	05/01/38	115,308
12,102	FGLMC	5.500	06/01/38	13,570
25,505	FGLMC	6.000	07/01/38	28,957
394,213	FGLMC	5.500	08/01/38	442,044
51,869	FGLMC	5.500	08/01/38	58,269
47,890	FGLMC	5.000	09/01/38	52,587
190,541	FGLMC	5.500	09/01/38	213,688
619,531	FGLMC	5.500	09/01/38	693,678
11,416	FGLMC	5.500	10/01/38	12,802
238,001	FGLMC	6.000	11/01/38	270,488
1,695,780	FGLMC	5.500	01/01/39	1,902,241
1,434,661	FGLMC	4.500	02/01/39	1,559,871
680,323	FGLMC	5.000	02/01/39	747,049
48,007	FGLMC	5.500	02/01/39	53,744
7,121	FGLMC	4.500	03/01/39	7,741
116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$252,042	FGLMC	5.000%	03/01/39	$280,423
35,613	FGLMC	6.000	03/01/39	40,440
44,092	FGLMC	4.500	04/01/39	48,932
1,757,970	FGLMC	4.500	04/01/39	1,932,535
484,804	FGLMC	4.000	05/01/39	518,175
813,692	FGLMC	4.500	05/01/39	884,326
5,897,512	FGLMC	4.500	05/01/39	6,500,953
13,105	FGLMC	4.500	05/01/39	14,259
260,064	FGLMC	4.500	05/01/39	282,515
246,544	FGLMC	5.000	05/01/39	273,140
598,964	FGLMC	4.000	06/01/39	641,148
108,181	FGLMC	4.500	06/01/39	117,560
2,767,620	FGLMC	4.500	06/01/39	3,008,645
39,370	FGLMC	5.000	06/01/39	43,734
19,069	FGLMC	5.500	06/01/39	21,325
830,269	FGLMC	4.000	07/01/39	888,104
70,258	FGLMC	4.500	07/01/39	76,466
388,555	FGLMC	4.500	07/01/39	422,680
32,899	FGLMC	4.500	07/01/39	35,795
224,204	FGLMC	5.000	07/01/39	246,716
329,104	FGLMC	5.500	07/01/39	369,077
31,754	FGLMC	4.500	08/01/39	34,564
78,614	FGLMC	5.000	08/01/39	86,521
341,344	FGLMC	4.000	09/01/39	364,568
620,995	FGLMC	5.000	09/01/39	692,821
1,782,567	FGLMC	5.000	09/01/39	1,957,729
17,455	FGLMC	5.500	09/01/39	19,608
746,275	FGLMC	6.500	09/01/39	849,075
259,269	FGLMC	4.500	10/01/39	282,107
95,594	FGLMC	4.500	10/01/39	106,138
127,836	FGLMC	4.500	10/01/39	141,908
44,465	FGLMC	4.000	11/01/39	47,585
179,978	FGLMC	4.500	11/01/39	195,881
63,321	FGLMC	5.000	11/01/39	69,773
15,936	FGLMC	5.000	11/01/39	17,506
315,385	FGLMC	4.500	12/01/39	343,042
537,264	FGLMC	4.500	12/01/39	592,575
199,338	FGLMC	4.500	12/01/39	218,736
153,231	FGLMC	4.500	12/01/39	166,811
267,110	FGLMC	5.500	12/01/39	299,161
348,423	FGLMC	4.500	01/01/40	379,165
30,541	FGLMC	5.000	01/01/40	34,074
53,708	FGLMC	5.500	01/01/40	59,805
108,177	FGLMC	5.500	03/01/40	121,330
1,636,275	FGLMC	4.000	04/01/40	1,751,197
62,778	FGLMC	4.500	04/01/40	69,240
258,452	FGLMC	4.500	04/01/40	281,619
393,814	FGLMC	5.000	04/01/40	434,514
181,125	FGLMC	5.000	04/01/40	200,072
1,407,515	FGLMC	6.000	04/01/40	1,602,974
4,140,932	FGLMC	4.500	05/01/40	4,511,060
2,664,729	FGLMC	5.000	05/01/40	2,961,011
117

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$9,925	FGLMC	4.500%	06/01/40	$10,815
1,022,151	FGLMC	5.500	06/01/40	1,147,413
2,007,570	FGLMC	4.500	07/01/40	2,187,265
39,709	FGLMC	4.500	08/01/40	43,271
101,223	FGLMC	5.000	08/01/40	111,639
1,048,777	FGLMC	5.000	08/01/40	1,160,006
445,953	FGLMC	5.000	08/01/40	492,606
6,034,085	FGLMC	5.500	08/01/40	6,755,486
576,320	FGLMC	4.000	09/01/40	616,768
5,815,558	FGLMC	4.000	11/01/40	6,247,336
3,348,079	FGLMC	4.000	12/01/40	3,596,709
994,818	FGLMC	3.500	01/01/41	1,043,414
771,327	FGLMC	3.500	01/01/41	809,117
603,093	FGLMC	4.000	01/01/41	645,498
582,453	FGLMC	3.500	02/01/41	610,962
859,769	FGLMC	4.000	02/01/41	920,207
2,442,564	FGLMC	4.000	02/01/41	2,614,146
3,573,110	FGLMC	4.000	04/01/41	3,824,462
688,862	FGLMC	4.500	04/01/41	750,761
161,543	FGLMC	5.000	04/01/41	178,167
697,312	FGLMC	4.500	05/01/41	759,971
790,921	FGLMC	4.500	06/01/41	861,796
2,016,842	FGLMC	3.500	10/01/41	2,115,594
1,645,074	FGLMC	5.000	10/01/41	1,817,191
2,393,052	FGLMC	3.500	11/01/41	2,516,167
1,043,541	FGLMC	4.500	12/01/41	1,139,616
8,304,172	FGLMC	3.500	01/01/42	8,707,236
2,482,967	FGLMC	3.500	02/01/42	2,603,823
3,191,814	FGLMC	3.500	04/01/42	3,346,439
5,398,816	FGLMC	4.000	05/01/42	5,800,784
3,552,151	FGLMC	3.500	07/01/42	3,734,917
958,170	FGLMC	3.000	08/01/42	983,029
3,820,690	FGLMC	3.000	10/01/42	3,919,818
5,684,811	FGLMC	3.000	10/01/42	5,832,310
1,745,327	FGLMC	3.500	12/01/42	1,829,754
4,701,017	FGLMC	2.500	01/01/43	4,672,980
10,602,391	FGLMC	3.000	01/01/43	10,877,477
16,233,718	FGLMC	3.000	04/01/43	16,653,169
5,951,812	FGLMC	3.500	05/01/43	6,238,141
4,254,309	FGLMC	3.000	08/01/43	4,363,361
6,330,205	FGLMC	3.000	08/01/43	6,492,467
6,185,916	FGLMC	3.500	08/01/43	6,482,861
3,430,348	FGLMC	4.500	10/01/43	3,732,279
4,515,451	FGLMC	4.000	11/01/43	4,823,549
7,394,614	FGLMC	3.500	02/01/44	7,749,580
6,398,095	FGLMC	4.000	02/01/44	6,833,849
3,218,325	FGLMC	4.000	04/01/44	3,437,356
4,073,872	FGLMC	4.500	05/01/44	4,429,729
7,356,691	FGLMC	4.000	06/01/44	7,857,224
11,102,055	FGLMC	4.000	08/01/44	11,857,413
7,938,253	FGLMC	3.500	09/01/44	8,319,316
9,725,379	FGLMC	3.500	11/01/44	10,192,230
118

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$13,901,058		FGLMC	3.500%	12/01/44	$14,569,154
8,803,699		FGLMC	3.500	01/01/45	9,226,306
14,020,326		FGLMC	3.000	02/01/45	14,371,772
18,555,197		FGLMC	3.500	03/01/45	19,445,909
13,042,854		FGLMC	4.000	03/01/45	13,933,271
6,162,979		FGLMC	3.000	04/01/45	6,317,466
14,209,967		FGLMC	3.500	04/01/45	14,909,153
14,722,212		FGLMC	4.000	11/01/45	15,732,586
24,762,282		FGLMC	3.500	12/01/45	25,950,954
19,949,470		FGLMC	3.500	02/01/46	20,907,111
10,000,000	h	FGLMC	4.000	03/01/46	10,686,080
655		Federal National Mortgage Association (FNMA)	5.500	09/01/16	655
126		FNMA	6.500	10/01/16	127
3,567		FNMA	6.500	11/01/16	3,602
3,300		FNMA	6.500	04/01/17	3,363
3,687		FNMA	6.000	05/01/17	3,753
17,187		FNMA	5.000	09/01/17	17,769
1,768		FNMA	6.000	11/01/17	1,797
2,716		FNMA	5.000	12/01/17	2,802
116,969		FNMA	5.000	12/01/17	120,654
37,936		FNMA	5.000	12/01/17	39,255
289,066		FNMA	5.000	01/01/18	298,432
284,620		FNMA	4.500	02/01/18	294,178
43,724		FNMA	4.500	04/01/18	45,189
8,456		FNMA	5.000	04/01/18	8,733
6,786		FNMA	5.500	04/01/18	6,973
72,899		FNMA	5.500	04/01/18	75,228
3,419		FNMA	5.500	05/01/18	3,501
146,343		FNMA	4.500	06/01/18	151,324
15,632		FNMA	4.000	08/01/18	16,274
177,671		FNMA	4.000	08/01/18	184,967
41,541		FNMA	4.500	09/01/18	42,944
30,043		FNMA	4.500	10/01/18	31,085
108,813		FNMA	5.000	11/01/18	112,936
1,619		FNMA	5.000	01/01/19	1,672
5,189		FNMA	6.000	01/01/19	5,908
11,788		FNMA	4.500	05/01/19	12,200
5,222		FNMA	4.500	06/01/19	5,415
27,068		FNMA	4.500	06/01/19	28,084
23,888		FNMA	5.000	07/01/19	24,658
159,605		FNMA	5.000	10/01/19	166,664
19,489		FNMA	4.500	11/01/19	20,214
17,985		FNMA	4.500	12/01/19	18,669
16,598		FNMA	5.000	03/01/20	17,148
7,649		FNMA	5.000	04/01/20	8,091
13,270		FNMA	4.500	06/01/20	13,776
9,982		FNMA	4.500	09/01/20	10,363
11,605		FNMA	4.500	10/01/20	12,156
15,396		FNMA	4.500	11/01/20	15,998
33,286		FNMA	5.000	12/01/20	35,228
49,369		FNMA	5.500	01/01/21	50,590
721,994		FNMA	5.500	01/01/21	753,949
119

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$30,254	FNMA	5.000%	03/01/21	$31,426
29,041	FNMA	5.500	08/01/21	31,255
8,147	FNMA	6.000	08/01/21	8,783
5,613	FNMA	5.000	10/01/21	6,024
11,735	FNMA	5.000	11/01/21	12,257
5,203	FNMA	5.500	11/01/21	5,534
18,887	FNMA	5.500	10/01/22	20,261
8,989	FNMA	6.000	10/01/22	9,978
5,389	FNMA	5.000	03/01/23	5,791
12,464	FNMA	4.500	04/01/23	12,891
146,800	FNMA	4.500	06/01/23	154,752
12,540	FNMA	5.000	06/01/23	13,484
14,869	FNMA	5.500	06/01/23	16,667
29,657	FNMA	5.000	07/01/23	31,864
153,499	FNMA	5.000	07/01/23	164,388
13,447	FNMA	5.500	08/01/23	14,482
27,933	FNMA	5.000	11/01/23	30,880
8,727	FNMA	5.500	11/01/23	9,355
338,257	FNMA	5.500	01/01/24	365,660
28,037	FNMA	5.500	02/01/24	31,427
130,925	FNMA	4.000	03/01/24	139,305
10,276	FNMA	4.500	04/01/24	11,025
149,569	FNMA	4.000	05/01/24	158,970
554,832	FNMA	4.000	05/01/24	590,571
12,544	FNMA	4.000	06/01/24	13,356
15,659	FNMA	4.500	07/01/24	16,803
14,179	FNMA	5.500	07/01/24	15,894
316	FNMA	8.000	07/01/24	377
88,358	FNMA	4.500	08/01/24	95,472
79,307	FNMA	4.000	09/01/24	84,516
320,179	FNMA	4.000	09/01/24	340,818
32,808	FNMA	4.500	09/01/24	35,021
707,351	FNMA	4.500	10/01/24	763,215
37,184	FNMA	5.000	01/01/25	41,107
65,564	FNMA	4.500	02/01/25	70,305
532,972	FNMA	4.500	03/01/25	567,782
10,694	FNMA	4.500	03/01/25	11,530
153,535	FNMA	5.000	03/01/25	169,733
352,467	FNMA	4.500	04/01/25	377,835
150,680	FNMA	4.500	04/01/25	162,873
1,690,619	FNMA	4.000	05/01/25	1,803,670
557,563	FNMA	4.000	06/01/25	595,765
439,439	FNMA	4.500	06/01/25	472,758
167,167	FNMA	4.000	08/01/25	178,362
70,117	FNMA	5.500	08/01/25	79,233
873,158	FNMA	3.500	09/01/25	922,364
850,137	FNMA	4.000	09/01/25	906,002
1,094,217	FNMA	3.500	10/01/25	1,157,146
927,393	FNMA	3.500	10/01/25	980,528
324,237	FNMA	5.000	10/01/25	358,445
642,624	FNMA	4.000	11/01/25	687,107
1,000,689	FNMA	3.500	12/01/25	1,058,095
120

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,415,349	FNMA	3.500%	02/01/26	$4,669,202
703,207	FNMA	3.500	02/01/26	743,502
215,320	FNMA	4.000	03/01/26	229,797
609,732	FNMA	4.000	06/01/26	649,941
599,849	FNMA	3.500	08/01/26	634,340
451,866	FNMA	3.500	09/01/26	477,819
250,866	FNMA	4.000	09/01/26	268,168
694,896	FNMA	3.500	10/01/26	734,999
14,430	FNMA	6.000	10/01/26	16,430
1,017,113	FNMA	3.000	11/01/26	1,065,060
853,897	FNMA	3.000	12/01/26	894,238
2,328,410	FNMA	3.000	01/01/27	2,438,489
3,345,217	FNMA	4.000	01/01/27	3,565,721
1,726,794	FNMA	3.500	02/01/27	1,826,901
2,737,872	FNMA	3.000	04/01/27	2,867,147
1,697,005	FNMA	3.000	04/01/27	1,777,173
1,068,538	FNMA	3.500	05/01/27	1,130,640
1,036,124	FNMA	2.500	06/01/27	1,068,787
2,841,607	FNMA	3.000	06/01/27	2,975,505
1,227,270	FNMA	2.500	07/01/27	1,265,858
2,513,839	FNMA	2.500	09/01/27	2,592,907
36,695	FNMA	5.500	09/01/27	41,132
4,331,224	FNMA	2.500	10/01/27	4,467,343
2,779,417	FNMA	3.000	11/01/27	2,910,498
5,125	FNMA	5.500	01/01/28	5,745
9,942,393	FNMA	2.500	02/01/28	10,255,698
7,577,880	FNMA	2.500	02/01/28	7,816,093
4,447	FNMA	5.000	02/01/28	4,916
5,636,324	FNMA	2.500	04/01/28	5,813,329
8,315,791	FNMA	2.500	04/01/28	8,577,464
23,360	FNMA	5.500	06/01/28	26,184
2,187,245	FNMA	2.500	07/01/28	2,255,801
4,453,118	FNMA	2.500	08/01/28	4,592,706
6,390,709	FNMA	3.000	10/01/28	6,686,847
3,973	FNMA	5.500	11/01/28	4,453
22	FNMA	7.500	01/01/29	26
7,942,114	FNMA	3.000	03/01/29	8,302,736
37,459	FNMA	4.000	03/01/29	40,277
120,501	FNMA	4.500	04/01/29	131,023
408	FNMA	6.500	04/01/29	467
91,541	FNMA	4.000	05/01/29	98,440
47,438	FNMA	4.500	06/01/29	51,580
16,583	FNMA	4.000	07/01/29	17,863
3,242	FNMA	7.500	07/01/29	3,344
318,006	FNMA	4.500	08/01/29	345,773
58,565	FNMA	4.500	09/01/29	63,679
49,634	FNMA	4.500	11/01/29	55,095
16,247	FNMA	4.500	01/01/30	17,666
4,430,914	FNMA	2.500	02/01/30	4,553,210
43,397	FNMA	4.000	03/01/30	46,757
18,406	FNMA	4.500	05/01/30	20,013
26,604	FNMA	4.500	06/01/30	29,100
121

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,390,099		FNMA	3.000%	07/01/30	$9,815,127
234,459		FNMA	4.500	08/01/30	256,509
48,808		FNMA	4.000	09/01/30	52,577
273,699		FNMA	4.000	10/01/30	294,869
443,298		FNMA	4.000	11/01/30	477,176
2,852,259		FNMA	4.000	11/01/30	3,072,784
111,357		FNMA	4.500	12/01/30	121,783
9,877,397	h	FNMA	3.000	02/01/31	10,324,816
148,064		FNMA	3.500	02/01/31	156,245
168,264		FNMA	4.000	02/01/31	181,314
266		FNMA	7.500	02/01/31	277
1,237		FNMA	7.500	03/01/31	1,532
10,000,000	h	FNMA	2.500	04/01/31	10,276,006
429,004		FNMA	3.500	04/01/31	452,678
51,123		FNMA	4.000	04/01/31	55,081
4,780		FNMA	6.000	05/01/31	5,499
383		FNMA	7.500	05/01/31	387
267,317		FNMA	4.500	07/01/31	293,143
1,579,357		FNMA	4.500	07/01/31	1,755,121
1,545,985		FNMA	4.000	08/01/31	1,666,120
108,732		FNMA	4.000	09/01/31	117,185
381		FNMA	6.500	09/01/31	435
45,282		FNMA	6.000	11/01/31	52,187
5,598		FNMA	6.500	11/01/31	6,497
2,786,398		FNMA	3.500	01/01/32	2,949,679
12,622		FNMA	6.000	01/01/32	14,371
16,776		FNMA	6.000	01/01/32	19,343
1,158,774		FNMA	3.500	02/01/32	1,226,797
14,884		FNMA	6.000	02/01/32	17,153
46,620		FNMA	6.500	04/01/32	55,838
94,304		FNMA	6.500	07/01/32	111,242
11,895		FNMA	6.500	08/01/32	13,999
1,158,592		FNMA	3.000	09/01/32	1,207,928
135,310		FNMA	6.000	09/01/32	154,060
31,206		FNMA	7.500	09/01/32	36,182
3,406,973		FNMA	3.000	10/01/32	3,552,054
61,976		FNMA	5.500	10/01/32	70,101
41,644		FNMA	6.000	10/01/32	47,415
20,512		FNMA	6.000	11/01/32	23,590
27,968		FNMA	5.500	12/01/32	31,639
2,720		FNMA	5.500	12/01/32	3,063
43,590		FNMA	6.000	12/01/32	50,231
222,459		FNMA	5.500	01/01/33	251,592
444,202		FNMA	6.000	01/01/33	511,508
234,076		FNMA	5.000	02/01/33	259,840
14,322		FNMA	5.000	02/01/33	15,922
2,287,199		FNMA	3.000	04/01/33	2,388,823
3,130,758		FNMA	3.500	04/01/33	3,311,505
11,448		FNMA	6.000	04/01/33	13,231
1,590,323		FNMA	5.500	05/01/33	1,800,087
91,305		FNMA	5.000	06/01/33	101,504
190,625		FNMA	5.500	06/01/33	215,034
122

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$25,359	FNMA	4.500%	07/01/33	$27,694
79,104	FNMA	5.000	07/01/33	87,915
170,208	FNMA	4.500	08/01/33	185,831
10,011	FNMA	4.500	08/01/33	10,886
39,546	FNMA	5.000	08/01/33	43,961
61,139	FNMA	5.500	09/01/33	68,531
264,231	FNMA	5.500	09/01/33	300,492
23,128	FNMA	6.000	09/01/33	26,633
256,269	FNMA	4.500	10/01/33	280,921
39,643	FNMA	5.000	10/01/33	44,071
45,333	FNMA	5.000	10/01/33	50,366
280,507	FNMA	5.500	10/01/33	314,422
894,101	FNMA	5.500	10/01/33	1,029,181
18,108	FNMA	4.500	11/01/33	19,783
47,453	FNMA	5.000	11/01/33	52,747
3,324,810	FNMA	5.000	11/01/33	3,696,029
384,651	FNMA	5.000	12/01/33	427,632
465,204	FNMA	5.500	12/01/33	531,857
4,555,369	FNMA	3.000	01/01/34	4,757,444
145,923	FNMA	5.000	02/01/34	162,218
594,124	FNMA	6.000	02/01/34	687,695
20,368	FNMA	5.000	03/01/34	22,606
878,093	FNMA	5.000	03/01/34	976,216
15,434	FNMA	5.000	03/01/34	17,159
45,409	FNMA	5.000	03/01/34	50,479
36,829	FNMA	5.000	03/01/34	40,942
12,599	FNMA	5.000	03/01/34	14,008
126,679	FNMA	5.000	04/01/34	140,779
132,554	FNMA	5.500	04/01/34	150,043
28,487	FNMA	4.500	05/01/34	31,130
83,816	FNMA	4.500	05/01/34	91,523
30,332	FNMA	5.500	07/01/34	34,364
47,008	FNMA	5.500	07/01/34	53,250
45,321	FNMA	7.000	07/01/34	55,023
41,792	FNMA	5.000	08/01/34	46,443
364,869	FNMA	5.000	08/01/34	405,337
201,665	FNMA	6.000	08/01/34	232,957
34,725	FNMA	6.000	08/01/34	40,174
20,990	FNMA	4.500	09/01/34	23,028
749,057	FNMA	5.500	09/01/34	848,552
7,386	FNMA	5.500	11/01/34	8,362
10,837	FNMA	6.000	11/01/34	12,339
11,594	FNMA	5.000	12/01/34	12,885
7,062	FNMA	5.500	12/01/34	7,998
18,859	FNMA	6.000	12/01/34	21,735
1,049,980	FNMA	4.500	01/01/35	1,151,360
71,331	FNMA	5.500	01/01/35	80,728
2,327,521	FNMA	5.500	02/01/35	2,635,579
96,253	FNMA	5.500	02/01/35	108,899
635,269	FNMA	5.500	04/01/35	725,858
92,775	FNMA	6.000	04/01/35	106,469
84,733	FNMA	6.000	04/01/35	97,683
123

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$27,169		FNMA	5.500%	05/01/35	$30,453
142,671		FNMA	6.000	05/01/35	164,171
38,818		FNMA	5.000	06/01/35	43,120
4,389	i	FNMA	2.320	07/01/35	4,646
108,909		FNMA	5.000	07/01/35	122,017
9,620,395		FNMA	3.000	08/01/35	9,976,231
231,662		FNMA	4.500	08/01/35	253,586
167,826		FNMA	5.000	08/01/35	185,853
301,284		FNMA	5.000	08/01/35	333,070
12,045		FNMA	4.500	09/01/35	13,207
9,752		FNMA	4.500	09/01/35	10,652
26,510		FNMA	5.500	09/01/35	30,030
204,177		FNMA	5.000	10/01/35	226,322
364,709		FNMA	5.500	10/01/35	417,272
7,183		FNMA	5.000	11/01/35	7,397
411,015		FNMA	5.500	11/01/35	463,724
4,231		FNMA	4.500	12/01/35	4,600
53,885		FNMA	5.500	12/01/35	60,400
204,239		FNMA	6.000	12/01/35	232,540
136,006	i	FNMA	2.606	02/01/36	142,208
858,910		FNMA	5.000	02/01/36	952,203
104,848		FNMA	6.500	02/01/36	119,849
380,265		FNMA	6.000	03/01/36	434,121
7,711		FNMA	5.000	05/01/36	8,527
621,586		FNMA	6.000	06/01/36	712,634
150,861	i	FNMA	2.379	07/01/36	158,850
31,429		FNMA	6.000	07/01/36	35,994
213,328		FNMA	6.500	07/01/36	253,432
523,685		FNMA	5.500	08/01/36	591,562
327,785		FNMA	6.500	08/01/36	386,855
25,016		FNMA	5.500	09/01/36	28,326
13,478		FNMA	6.500	09/01/36	15,561
46,858		FNMA	6.500	09/01/36	56,916
55,205		FNMA	6.000	10/01/36	62,898
26,109		FNMA	6.500	11/01/36	30,427
11,249	i	FNMA	2.600	12/01/36	11,861
156,694		FNMA	6.000	12/01/36	178,756
37,471	i	FNMA	2.758	01/01/37	39,607
65,222		FNMA	5.500	01/01/37	73,350
6,838	i	FNMA	2.244	02/01/37	7,087
478,002		FNMA	5.500	02/01/37	537,706
21,345		FNMA	6.000	02/01/37	24,369
33,851		FNMA	7.000	02/01/37	40,075
12,794	i	FNMA	2.636	03/01/37	13,590
2,647		FNMA	5.000	03/01/37	2,926
173,379		FNMA	6.500	03/01/37	199,352
79,312		FNMA	6.500	03/01/37	94,566
1,751	i	FNMA	5.810	04/01/37	1,753
123,513		FNMA	7.000	04/01/37	153,701
139,076		FNMA	5.000	05/01/37	153,749
3,660		FNMA	7.000	05/01/37	4,009
43,552	i	FNMA	2.631	06/01/37	45,950
124

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$42,589		FNMA	5.500%	06/01/37	$47,941
43,900		FNMA	5.500	08/01/37	49,721
16,898		FNMA	6.000	08/01/37	19,260
85,497		FNMA	6.500	08/01/37	97,729
22,466		FNMA	6.500	08/01/37	25,680
16,908		FNMA	5.500	09/01/37	18,953
87,654		FNMA	6.000	09/01/37	101,015
108,234		FNMA	6.000	09/01/37	125,585
231,406		FNMA	6.000	09/01/37	268,468
315,283		FNMA	6.000	09/01/37	365,922
66,620		FNMA	6.000	09/01/37	75,891
76,110		FNMA	6.500	09/01/37	87,418
13,656		FNMA	6.500	09/01/37	15,610
402,668	i	FNMA	2.527	10/01/37	425,197
32,099		FNMA	6.500	10/01/37	36,692
331,708		FNMA	5.500	11/01/37	371,813
613,578		FNMA	6.000	11/01/37	700,374
36,706		FNMA	7.000	11/01/37	44,508
2,658		FNMA	6.500	01/01/38	3,038
184,052		FNMA	5.500	02/01/38	206,305
29,585		FNMA	6.500	02/01/38	33,818
32,733		FNMA	7.000	02/01/38	37,126
55,960	i	FNMA	2.464	03/01/38	58,299
9,968		FNMA	5.000	03/01/38	11,019
17,106		FNMA	5.000	03/01/38	18,911
33,987		FNMA	5.500	03/01/38	38,168
11,205		FNMA	6.000	03/01/38	13,013
15,651		FNMA	6.500	03/01/38	17,890
389,687		FNMA	6.500	03/01/38	467,948
56,598		FNMA	6.500	03/01/38	64,695
22,916		FNMA	5.000	04/01/38	25,333
554,355		FNMA	5.500	04/01/38	621,463
464,788		FNMA	6.000	04/01/38	529,824
32,908		FNMA	4.500	05/01/38	35,852
518,456		FNMA	5.000	05/01/38	573,154
1,715,190		FNMA	5.000	05/01/38	1,901,561
1,525,658		FNMA	6.000	06/01/38	1,740,422
2,106,805		FNMA	6.500	06/01/38	2,408,230
435,478		FNMA	6.000	07/01/38	496,587
7,375	i	FNMA	2.352	08/01/38	7,765
4,555	i	FNMA	2.625	08/01/38	4,798
1,428,559		FNMA	6.000	09/01/38	1,628,252
58,678	i	FNMA	2.121	10/01/38	61,223
6,174		FNMA	6.000	10/01/38	7,030
37,982		FNMA	5.500	11/01/38	42,664
7,043		FNMA	5.000	12/01/38	7,786
1,196,721		FNMA	5.500	12/01/38	1,345,103
180,447		FNMA	4.500	01/01/39	196,203
4,957,183		FNMA	5.000	01/01/39	5,480,168
237,851		FNMA	5.000	01/01/39	262,945
149,824		FNMA	5.500	01/01/39	168,549
761,434		FNMA	5.500	01/01/39	855,562
125

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$42,562		FNMA	6.000%	01/01/39	$48,460
57,118		FNMA	6.000	01/01/39	65,033
397,513		FNMA	4.500	02/01/39	433,072
323,078		FNMA	4.500	02/01/39	351,430
842,060		FNMA	4.500	02/01/39	916,953
13,234		FNMA	5.500	02/01/39	14,895
820,540		FNMA	4.000	04/01/39	876,897
21,789		FNMA	5.500	04/01/39	24,599
1,305,869		FNMA	4.500	05/01/39	1,433,344
266,910		FNMA	4.500	05/01/39	291,050
747,289		FNMA	4.500	06/01/39	814,188
300,216		FNMA	4.500	06/01/39	327,383
588,135		FNMA	5.500	06/01/39	662,329
16,058	i	FNMA	2.585	07/01/39	17,026
200,516		FNMA	4.500	07/01/39	218,658
159,575		FNMA	4.500	07/01/39	174,058
23,439		FNMA	5.000	07/01/39	26,101
174,507	i	FNMA	2.400	08/01/39	183,840
31,291	i	FNMA	2.440	08/01/39	33,115
2,874,952		FNMA	4.000	08/01/39	3,072,413
425,917		FNMA	4.000	08/01/39	455,275
37,328		FNMA	4.500	08/01/39	41,178
625,625		FNMA	4.500	08/01/39	682,092
1,727,650		FNMA	4.500	08/01/39	1,897,340
2,802,071		FNMA	5.000	08/01/39	3,104,643
27,677		FNMA	5.000	08/01/39	30,656
991,622		FNMA	4.000	09/01/39	1,060,003
58,720		FNMA	5.000	09/01/39	65,036
415,954		FNMA	5.500	09/01/39	474,870
242,001		FNMA	6.000	09/01/39	276,048
1,014,772		FNMA	6.500	10/01/39	1,173,737
46,613		FNMA	5.000	11/01/39	52,335
1,286,445		FNMA	4.000	12/01/39	1,375,664
4,554,280		FNMA	4.500	12/01/39	4,967,090
120,166		FNMA	4.500	12/01/39	132,117
303,991		FNMA	4.500	12/01/39	331,652
37,599	i	FNMA	3.685	01/01/40	39,574
78,307		FNMA	4.500	01/01/40	85,313
90,142		FNMA	5.000	01/01/40	100,382
597,488		FNMA	6.000	02/01/40	680,730
393,255		FNMA	4.500	03/01/40	428,648
838,060		FNMA	4.500	03/01/40	914,560
43,616		FNMA	5.000	03/01/40	48,499
39,582		FNMA	4.500	04/01/40	43,202
1,197,882		FNMA	5.000	04/01/40	1,333,887
1,465,145		FNMA	5.000	04/01/40	1,624,034
307,241	i	FNMA	2.507	05/01/40	324,036
126,280	i	FNMA	2.524	05/01/40	133,046
208,619	i	FNMA	2.724	05/01/40	220,087
47,803		FNMA	4.500	05/01/40	52,520
96,322		FNMA	4.500	07/01/40	105,102
112,130		FNMA	4.500	07/01/40	122,176
126

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$132,740		FNMA	5.000%	07/01/40	$147,760
59,592	i	FNMA	2.555	08/01/40	63,222
1,166,309		FNMA	4.500	08/01/40	1,272,711
858,897		FNMA	4.500	08/01/40	937,342
894,186		FNMA	5.000	08/01/40	991,687
706,343		FNMA	4.500	09/01/40	770,805
1,921,139		FNMA	4.500	09/01/40	2,096,428
1,722,270		FNMA	6.000	09/01/40	1,960,927
298,519		FNMA	3.500	10/01/40	313,702
1,342,287		FNMA	4.000	10/01/40	1,438,323
3,278,779		FNMA	4.000	10/01/40	3,514,506
1,980,461		FNMA	4.500	10/01/40	2,161,669
2,275,637		FNMA	3.500	11/01/40	2,391,532
1,517,568		FNMA	4.000	11/01/40	1,626,397
2,593,689		FNMA	4.000	11/01/40	2,779,664
2,381,494		FNMA	4.000	11/01/40	2,552,361
264,986		FNMA	4.500	11/01/40	289,237
241,332	i	FNMA	3.234	12/01/40	252,903
795,519		FNMA	4.000	12/01/40	852,781
6,318,839		FNMA	4.500	12/01/40	6,896,389
82,822		FNMA	3.500	01/01/41	87,040
136,236	i	FNMA	2.709	02/01/41	143,542
470,243		FNMA	3.500	02/01/41	494,216
2,224,300		FNMA	4.000	02/01/41	2,384,006
2,101,348		FNMA	4.000	03/01/41	2,251,829
1,637,490		FNMA	4.500	04/01/41	1,787,179
361,896		FNMA	4.500	05/01/41	393,946
2,197,102		FNMA	4.500	05/01/41	2,397,481
1,261,920		FNMA	4.500	06/01/41	1,377,354
348,895	i	FNMA	3.236	07/01/41	368,149
1,501,661		FNMA	4.500	07/01/41	1,638,835
4,015,916		FNMA	4.000	09/01/41	4,304,624
2,180,365		FNMA	4.500	09/01/41	2,378,701
767,168		FNMA	5.500	09/01/41	862,792
538,216	i	FNMA	2.929	10/01/41	572,674
121,706	i	FNMA	2.981	10/01/41	127,521
1,320,028		FNMA	3.500	11/01/41	1,387,286
1,159,195		FNMA	3.500	11/01/41	1,220,477
1,289,915	i	FNMA	2.841	12/01/41	1,352,131
7,143,837		FNMA	3.500	12/01/41	7,507,799
1,506,882		FNMA	4.000	12/01/41	1,615,281
3,508,836		FNMA	3.500	03/01/42	3,688,141
2,495,925		FNMA	4.000	03/01/42	2,675,553
2,220,620		FNMA	3.500	04/01/42	2,352,655
6,443,502		FNMA	3.500	04/01/42	6,773,043
3,040,312		FNMA	4.500	04/01/42	3,317,146
2,559,930		FNMA	5.000	04/01/42	2,892,891
2,219,002		FNMA	4.000	05/01/42	2,378,105
2,858,732		FNMA	5.000	05/01/42	3,173,772
1,967,120		FNMA	3.000	06/01/42	2,023,092
9,821,753		FNMA	3.500	06/01/42	10,324,065
5,010,365		FNMA	4.000	06/01/42	5,368,200
127

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,815,305		FNMA	4.000%	06/01/42	$9,437,851
15,652,645		FNMA	3.500	07/01/42	16,453,147
3,011,819		FNMA	4.500	07/01/42	3,284,080
3,357,267		FNMA	3.500	08/01/42	3,528,959
4,590,903		FNMA	3.000	09/01/42	4,721,527
6,312,676		FNMA	3.500	09/01/42	6,635,523
9,506,893		FNMA	3.000	10/01/42	9,777,396
3,264,065		FNMA	3.500	10/01/42	3,430,778
3,330,128		FNMA	2.500	01/01/43	3,319,649
11,723,020		FNMA	3.000	01/01/43	12,056,579
15,835,461		FNMA	3.000	02/01/43	16,285,938
4,018,719		FNMA	3.000	04/01/43	4,132,735
11,884,840		FNMA	3.000	04/01/43	12,222,029
2,616,679	i	FNMA	2.146	06/01/43	2,685,885
12,554,970		FNMA	3.000	06/01/43	12,910,224
3,335,087	i	FNMA	1.733	07/01/43	3,404,020
9,907,847		FNMA	3.000	07/01/43	10,188,201
9,752,402		FNMA	3.500	07/01/43	10,245,836
8,422,696		FNMA	3.000	08/01/43	8,661,015
4,345,533		FNMA	4.000	08/01/43	4,705,679
6,786,029		FNMA	3.000	09/01/43	6,977,867
9,653,157		FNMA	3.500	09/01/43	10,138,955
6,242,166		FNMA	3.500	10/01/43	6,559,402
1,095,630		FNMA	4.500	10/01/43	1,191,337
3,202,329		FNMA	4.000	11/01/43	3,422,274
7,298,088		FNMA	4.000	11/01/43	7,799,342
6,650,538		FNMA	4.500	12/01/43	7,233,775
2,160,953		FNMA	4.500	12/01/43	2,352,056
7,207,767		FNMA	4.000	01/01/44	7,702,817
6,326,474		FNMA	4.000	05/01/44	6,760,994
6,967,609		FNMA	4.000	07/01/44	7,446,164
7,445,412		FNMA	4.000	07/01/44	7,956,784
3,892,229		FNMA	3.500	09/01/44	4,083,784
7,100,037		FNMA	4.000	09/01/44	7,587,688
13,234,481		FNMA	3.500	10/01/44	13,885,811
8,273,068		FNMA	4.000	12/01/44	8,841,286
8,638,940		FNMA	3.000	01/01/45	8,879,331
21,874,905		FNMA	3.500	02/01/45	22,951,470
19,171,502		FNMA	3.500	05/01/45	20,115,020
14,539,982		FNMA	3.500	07/01/45	15,277,035
24,770,384		FNMA	4.000	07/01/45	26,495,203
3,464		Government National Mortgage Association (GNMA)	5.000	02/15/18	3,613
16,165		GNMA	4.500	02/15/19	16,598
8,307		GNMA	4.500	01/20/24	8,833
49,881		GNMA	4.000	04/15/24	52,930
10,111		GNMA	4.500	07/15/24	10,829
167,411		GNMA	4.000	08/15/24	177,552
46,060		GNMA	4.500	08/15/24	49,310
148,580		GNMA	4.000	09/15/24	157,526
26,280		GNMA	4.500	01/15/25	28,130
206,778		GNMA	4.000	08/15/25	218,106
114,702		GNMA	3.500	03/15/26	121,453
128

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$146,759	GNMA	4.000%	04/15/26	$154,195
116,010	GNMA	4.000	06/20/26	123,172
180,594	GNMA	3.500	11/20/26	191,242
936,160	GNMA	3.000	12/15/26	980,770
2,778,722	GNMA	2.500	04/20/27	2,870,756
1,723,641	GNMA	2.500	09/20/27	1,780,738
2,991	GNMA	6.500	09/15/28	3,426
678	GNMA	6.500	09/15/28	777
3,970	GNMA	6.500	11/15/28	4,548
1,182	GNMA	7.500	11/15/28	1,342
2,820,634	GNMA	3.500	11/20/28	2,991,209
8,480	GNMA	8.500	10/15/30	9,047
4,573	GNMA	8.500	10/20/30	5,571
528	GNMA	8.500	12/15/30	680
741	GNMA	7.000	06/20/31	915
1,977	GNMA	7.000	07/15/31	2,221
1,954	GNMA	7.000	07/15/31	2,063
272,031	GNMA	6.000	10/15/32	313,227
39,607	GNMA	5.500	12/20/32	44,853
94,017	GNMA	5.500	05/15/33	106,818
15,242	GNMA	5.000	07/15/33	17,049
54,187	GNMA	5.500	07/15/33	62,119
13,209	GNMA	5.000	07/20/33	14,620
27,857	GNMA	5.000	08/15/33	30,723
74,525	GNMA	5.000	08/15/33	83,664
210,088	GNMA	5.500	09/15/33	243,259
162,123	GNMA	6.000	11/20/33	186,913
73,384	GNMA	5.500	05/20/34	83,059
101,289	GNMA	6.000	09/20/34	118,629
9,290	GNMA	5.000	10/20/34	10,246
228,452	GNMA	5.500	11/15/34	261,107
102,618	GNMA	6.500	01/15/35	123,954
54,809	GNMA	5.500	02/20/35	61,935
1,072,785	GNMA	5.000	03/20/35	1,187,230
350,528	GNMA	5.000	04/15/35	392,932
344,577	GNMA	5.500	05/20/35	389,362
13,559	GNMA	5.000	09/20/35	15,006
7,950	GNMA	5.000	11/15/35	8,795
8,988	GNMA	5.000	11/15/35	9,984
100,564	GNMA	5.500	02/20/36	112,602
11,749	GNMA	5.500	03/15/36	13,343
31,940	GNMA	5.500	05/20/36	35,647
8,389	GNMA	6.500	06/15/36	10,018
323,892	GNMA	5.500	06/20/36	360,848
17,654	GNMA	5.000	09/15/36	19,797
14,739	GNMA	6.000	09/15/36	16,941
30,998	GNMA	6.000	10/20/36	35,569
19,601	GNMA	5.000	12/15/36	21,983
24,834	GNMA	5.500	01/15/37	27,802
17,291	GNMA	6.000	01/20/37	19,803
477,049	GNMA	5.500	02/15/37	540,000
59,615	GNMA	6.000	02/20/37	68,333
129

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$416,388		GNMA	6.000%	04/15/37	$475,369
11,847		GNMA	6.500	04/15/37	13,570
200,515		GNMA	6.000	04/20/37	230,137
21,993		GNMA	6.000	06/15/37	25,315
34,517		GNMA	6.000	08/20/37	39,599
27,849		GNMA	6.500	08/20/37	33,007
135,398		GNMA	6.500	11/20/37	158,856
67,688		GNMA	6.000	12/15/37	76,321
8,880		GNMA	5.000	02/20/38	9,783
217,841		GNMA	5.000	04/15/38	242,795
9,173		GNMA	5.500	05/20/38	10,224
41,594		GNMA	5.500	06/15/38	47,561
95,986		GNMA	6.000	06/20/38	108,908
141,100		GNMA	5.500	07/15/38	158,410
766,341		GNMA	5.000	07/20/38	854,190
722,047		GNMA	5.500	07/20/38	796,769
18,897		GNMA	5.500	08/15/38	21,207
335,761		GNMA	6.000	08/15/38	378,586
109,092		GNMA	6.000	08/15/38	123,008
73,007		GNMA	6.000	08/20/38	82,835
284,536		GNMA	6.000	09/20/38	322,841
67,525		GNMA	5.000	10/15/38	74,560
23,566		GNMA	5.500	10/15/38	27,038
22,471		GNMA	6.500	10/20/38	24,325
13,512		GNMA	6.500	10/20/38	15,677
4,497		GNMA	5.500	11/15/38	5,047
54,013		GNMA	6.500	11/20/38	62,313
346,884		GNMA	6.000	12/15/38	391,317
4,925		GNMA	6.500	12/15/38	6,079
51,989		GNMA	5.000	01/15/39	57,871
1,463,685		GNMA	4.500	01/20/39	1,584,137
139,411		GNMA	6.500	01/20/39	160,038
52,017		GNMA	5.000	02/15/39	57,906
20,151		GNMA	6.000	02/15/39	22,721
64,955		GNMA	4.500	03/15/39	70,768
471,637		GNMA	4.500	03/15/39	512,866
49,491	i	GNMA	3.000	03/20/39	50,682
17,637		GNMA	4.500	03/20/39	19,017
270,432		GNMA	5.500	03/20/39	302,516
28,186		GNMA	4.500	04/15/39	30,762
474,352		GNMA	5.500	04/15/39	539,937
10,490		GNMA	5.000	04/20/39	11,668
57,433		GNMA	4.000	05/15/39	61,441
827,116		GNMA	4.500	05/15/39	902,165
437,532		GNMA	5.000	05/15/39	487,034
58,340		GNMA	4.000	05/20/39	62,844
153,476		GNMA	4.500	05/20/39	165,760
3,077,039		GNMA	5.000	05/20/39	3,413,043
23,582		GNMA	4.500	06/15/39	25,733
2,268,700		GNMA	4.500	06/15/39	2,475,287
51,451		GNMA	5.000	06/15/39	57,229
2,150,569		GNMA	5.000	06/15/39	2,424,027
130

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,938,888		GNMA	5.000%	06/15/39	$2,185,444
23,132		GNMA	5.000	06/15/39	25,749
26,690		GNMA	5.000	06/15/39	29,721
35,230		GNMA	4.000	06/20/39	37,938
20,949		GNMA	5.000	06/20/39	23,226
2,799,634		GNMA	4.000	07/15/39	2,994,808
2,878,807		GNMA	4.500	07/15/39	3,179,363
71,796		GNMA	4.500	07/15/39	78,226
36,674		GNMA	4.500	07/15/39	39,958
27,687		GNMA	5.000	07/15/39	30,660
349,927		GNMA	4.500	07/20/39	380,832
307,465		GNMA	5.000	07/20/39	341,054
28,615		GNMA	5.500	07/20/39	31,883
134,552		GNMA	4.000	08/15/39	143,948
425,875		GNMA	5.000	08/15/39	472,636
34,323		GNMA	5.500	08/15/39	38,530
113,383		GNMA	6.000	08/15/39	127,844
96,489		GNMA	4.000	08/20/39	103,894
81,973		GNMA	5.000	08/20/39	90,829
59,964		GNMA	5.000	09/15/39	66,754
113,477		GNMA	5.000	09/20/39	126,097
28,440		GNMA	4.500	10/15/39	31,023
16,086		GNMA	5.000	10/15/39	17,916
34,246		GNMA	4.500	10/20/39	37,271
65,806		GNMA	4.500	11/15/39	72,670
50,343		GNMA	4.500	11/20/39	54,788
59,606		GNMA	5.000	11/20/39	66,000
100,378		GNMA	4.500	12/15/39	109,570
1,730,627		GNMA	4.500	12/15/39	1,887,673
50,368		GNMA	4.500	12/20/39	54,815
1,827,726		GNMA	5.000	12/20/39	2,023,240
1,672,038		GNMA	4.500	01/20/40	1,819,667
23,612		GNMA	5.500	01/20/40	26,288
899,413		GNMA	5.500	02/15/40	1,009,399
112,509		GNMA	4.000	03/15/40	120,413
26,079		GNMA	5.000	03/15/40	28,891
17,484		GNMA	4.500	04/15/40	19,077
362,759		GNMA	5.000	04/15/40	404,675
69,407		GNMA	4.500	04/20/40	75,536
11,032		GNMA	4.500	05/15/40	12,022
294,820		GNMA	5.000	05/15/40	326,564
656,161	i	GNMA	2.000	05/20/40	679,183
15,364		GNMA	4.500	05/20/40	16,721
27,562		GNMA	4.500	06/15/40	30,013
5,575,227		GNMA	4.500	06/15/40	6,082,030
23,388		GNMA	4.500	06/15/40	25,506
331,162		GNMA	5.000	06/20/40	367,247
703,979		GNMA	4.500	07/15/40	767,869
216,829		GNMA	4.500	07/15/40	236,075
2,455,681		GNMA	4.500	07/20/40	2,672,516
73,199		GNMA	5.000	07/20/40	80,974
2,049,706		GNMA	4.000	08/15/40	2,199,435
131

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$495,300		GNMA	4.000%	08/15/40	$531,415
192,474		GNMA	4.500	08/15/40	212,307
191,189		GNMA	4.500	08/20/40	208,071
150,542		GNMA	4.500	09/20/40	163,835
41,897		GNMA	5.500	09/20/40	46,793
56,843		GNMA	6.500	09/20/40	65,253
59,519		GNMA	4.000	10/15/40	64,351
128,074		GNMA	6.000	10/20/40	147,425
707,737		GNMA	4.000	11/15/40	761,280
2,004,210		GNMA	4.000	11/20/40	2,160,535
487,062		GNMA	3.500	12/15/40	514,414
663,162		GNMA	5.500	12/20/40	738,485
2,160,215		GNMA	4.000	01/15/41	2,317,933
5,171,670		GNMA	4.000	01/20/41	5,575,464
479,443		GNMA	4.000	02/15/41	514,223
1,454,274		GNMA	4.500	02/20/41	1,582,693
806,883		GNMA	4.500	03/15/41	880,109
1,832,981		GNMA	4.500	04/20/41	1,994,844
354,314		GNMA	5.000	04/20/41	391,739
168,472	i	GNMA	4.000	06/20/41	174,066
426,239		GNMA	4.000	07/15/41	457,046
715,580		GNMA	4.000	07/20/41	770,787
2,273,857		GNMA	4.500	07/20/41	2,474,660
1,998,418		GNMA	5.000	07/20/41	2,210,704
585,924		GNMA	4.500	08/15/41	639,249
877,232		GNMA	5.000	08/20/41	972,285
1,097,511		GNMA	4.000	09/15/41	1,177,266
97,155	i	GNMA	3.000	09/20/41	100,264
3,193,756		GNMA	4.000	09/20/41	3,439,164
212,644		GNMA	4.000	10/15/41	227,455
223,736	i	GNMA	2.000	10/20/41	230,879
134,296	i	GNMA	3.500	10/20/41	138,284
3,988,758		GNMA	4.000	10/20/41	4,295,481
462,758		GNMA	5.500	10/20/41	517,246
1,221,497		GNMA	3.500	11/15/41	1,290,262
2,629,569		GNMA	4.000	11/15/41	2,820,543
5,019,239		GNMA	4.500	11/20/41	5,462,491
1,990,370		GNMA	5.000	11/20/41	2,215,890
615,672		GNMA	6.000	11/20/41	698,554
2,596,168		GNMA	3.500	01/20/42	2,752,093
784,762	i	GNMA	3.000	02/20/42	809,862
1,283,907		GNMA	3.500	03/20/42	1,361,020
2,057,462		GNMA	4.500	03/20/42	2,240,010
2,391,592		GNMA	3.500	04/15/42	2,526,207
12,303,526		GNMA	3.500	05/20/42	13,042,504
3,461,938		GNMA	3.500	05/20/42	3,680,716
2,868,062		GNMA	4.000	05/20/42	3,085,262
6,138,349		GNMA	3.500	07/15/42	6,489,416
766,617	i	GNMA	1.875	07/20/42	787,502
2,862,912		GNMA	3.500	07/20/42	3,034,867
3,340,194		GNMA	3.000	08/20/42	3,468,745
11,860,253		GNMA	3.500	08/20/42	12,572,618
132

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$3,610,026	GNMA	3.500%	08/20/42	$3,838,750
2,463,195	GNMA	6.000	08/20/42	2,827,566
4,520,015	GNMA	3.500	10/20/42	4,791,507
4,792,771	GNMA	3.000	11/20/42	4,977,224
5,544,512	GNMA	3.000	12/20/42	5,757,896
3,839,952	GNMA	3.000	12/20/42	3,990,334
3,406,795	GNMA	3.000	01/15/43	3,540,094
6,049,357	GNMA	3.000	01/15/43	6,286,798
4,210,886	GNMA	3.000	01/20/43	4,372,913
7,112,349	GNMA	3.000	02/20/43	7,386,009
3,925,974	GNMA	3.000	02/20/43	4,085,673
1,432,292	GNMA	3.000	04/15/43	1,488,394
1,530,422	GNMA	5.000	04/20/43	1,697,616
2,911,278	GNMA	3.000	05/20/43	3,023,324
4,522,061	GNMA	3.000	06/20/43	4,696,104
8,122,368	GNMA	3.500	06/20/43	8,636,991
9,636,979	GNMA	3.000	07/20/43	10,007,889
4,746,465	GNMA	3.500	07/20/43	5,029,731
6,972,506	GNMA	3.500	09/20/43	7,385,544
2,974,275	GNMA	4.000	09/20/43	3,185,664
2,657,974	GNMA	4.000	10/20/43	2,843,859
1,326,418	GNMA	3.500	11/20/43	1,404,869
3,259,184	GNMA	4.000	11/20/43	3,487,835
2,648,274	GNMA	4.500	12/20/43	2,844,699
2,768,992	GNMA	4.500	01/20/44	2,974,298
3,453,081	GNMA	3.500	02/20/44	3,659,060
5,358,838	GNMA	4.000	02/20/44	5,734,250
5,493,494	GNMA	4.000	05/20/44	5,877,508
5,693,149	GNMA	4.000	06/20/44	6,091,119
15,338,885	GNMA	3.500	07/20/44	16,253,567
4,529,287	GNMA	4.500	10/20/44	4,865,322
11,235,300	GNMA	3.500	11/20/44	11,903,873
14,084,010	GNMA	3.000	12/20/44	14,615,939
8,043,358	GNMA	3.500	02/20/45	8,513,936
14,100,420	GNMA	3.000	04/20/45	14,632,968
14,365,249	GNMA	3.000	06/20/45	14,907,800
14,486,107	GNMA	3.000	07/20/45	15,033,222
35,829,799	GNMA	4.000	11/20/45	38,369,236
14,873,748	GNMA	3.000	12/20/45	15,435,504
14,854,479	GNMA	3.500	12/20/45	15,723,543
	TOTAL MORTGAGE BACKED			1,756,768,560

MUNICIPAL BONDS - 1.0%
300,000	American Municipal Power	7.834	02/15/41	436,413
500,000	American Municipal Power	6.270	02/15/50	605,745
500,000	Bay Area Toll Authority	6.263	04/01/49	705,365
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	933,077
250,000	City of Chicago IL	7.375	01/01/33	255,902
300,000	City of Chicago IL	5.432	01/01/42	249,369
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	964,350
150,000	Colorado Bridge Enterprise	6.078	12/01/40	195,617
200,000	Commonwealth of Massachusetts	4.200	12/01/21	220,906
133

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Commonwealth of Massachusetts	5.731%	06/01/40	$650,090
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	219,094
200,000		County of Clark NV	6.820	07/01/45	296,870
350,000		Denver City & County School District No	4.242	12/15/37	369,285
200,000		District of Columbia	5.591	12/01/34	252,512
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	111,712
200,000		Energy Northwest	2.814	07/01/24	203,964
500,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	515,065
200,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	201,266
200,000		Florida State Board of Administration Finance Corp	2.638	07/01/21	204,158
200,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	203,376
46,288		Kentucky Asset Liability Commission	3.165	04/01/18	46,914
30,000		Los Angeles Unified School District	5.750	07/01/34	37,580
100,000		Massachusetts School Building Authority	5.715	08/15/39	126,249
200,000	h	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	209,804
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	132,498
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,265,550
650,000		Metropolitan Transportation Authority	7.336	11/15/39	995,144
500,000		Missouri Highway & Transportation Commission	5.445	05/01/33	610,735
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	311,318
500,000		Municipal Electric Authority of Georgia	6.655	04/01/57	610,755
947,000		New Jersey Economic Development Authority	7.425	02/15/29	1,147,101
335,000		New Jersey State Turnpike Authority	7.414	01/01/40	504,778
1,000,000		New Jersey State Turnpike Authority	7.102	01/01/41	1,439,280
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	832,392
360,000		New Jersey Transportation Trust Fund Authority	6.104	12/15/28	372,964
700,000		New Jersey Transportation Trust Fund Authority	6.875	12/15/39	749,966
1,100,000		New York City Municipal Water Finance Authority	5.790	06/15/41	1,222,947
500,000		New York City Municipal Water Finance Authority	5.440	06/15/43	639,740
600,000		New York State Dormitory Authority	5.289	03/15/33	711,996
130,000		New York State Dormitory Authority	5.628	03/15/39	165,714
545,000		New York State Dormitory Authority	5.600	03/15/40	692,586
400,000		New York State Urban Development Corp	5.838	03/15/40	504,220
100,000		Ohio State University	4.910	06/01/40	118,770
500,000		Ohio State University	3.798	12/01/46	515,600
200,000		Ohio State University	4.048	12/01/56	210,020
675,000		Ohio State Water Development Authority	4.879	12/01/34	794,745
750,000		Oregon School Boards Association	4.759	06/30/28	844,395
250,000		Oregon School Boards Association	5.680	06/30/28	308,655
100,000		Oregon State Department of Transportation	5.834	11/15/34	131,812
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	254,110
500,000		Port Authority of New York & New Jersey	5.647	11/01/40	620,840
300,000		Port Authority of New York & New Jersey	4.823	06/01/45	316,350
1,000,000		Port Authority of New York & New Jersey	5.310	08/01/46	1,080,790
200,000		Port Authority of New York & New Jersey	4.810	10/15/65	222,958
100,000		Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	120,927
800,000		Santa Clara Valley Transportation Authority	5.876	04/01/32	1,001,752
300,000		State of California	5.750	03/01/17	312,930
600,000		State of California	6.200	10/01/19	695,376
134

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$645,000	State of California	5.700%	11/01/21	$768,130
250,000	State of California	7.500	04/01/34	365,450
285,000	State of California	7.550	04/01/39	436,346
3,400,000	State of California	7.300	10/01/39	4,984,876
2,740,000	State of California	7.625	03/01/40	4,193,241
300,000	State of Connecticut	5.090	10/01/30	346,287
620,000	State of Connecticut	5.850	03/15/32	765,712
4,450,000	State of Illinois	5.100	06/01/33	4,161,418
1,295,000	State of Illinois	6.725	04/01/35	1,413,363
500,000	State of Illinois	5.650	12/01/38	483,845
500,000	State of Kansas Department of Transportation	4.596	09/01/35	563,660
300,000	State of Oregon	5.762	06/01/23	351,681
600,000	State of Texas	4.631	04/01/33	680,094
50,000	State of Texas	5.517	04/01/39	66,028
1,000,000	State of Texas	4.681	04/01/40	1,180,150
575,000	State of Texas Transportation Commission	5.028	04/01/26	696,250
500,000	State of Utah	3.539	07/01/25	551,460
200,000	State of Washington	5.090	08/01/33	238,666
604,000	State Public School Building Authority	5.000	09/15/27	642,602
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,150,846
300,000	Tennessee Valley Authority	1.750	10/15/18	305,816
750,000	Tennessee Valley Authority	3.875	02/15/21	834,453
750,000	Tennessee Valley Authority	2.875	09/15/24	788,989
500,000	Tennessee Valley Authority	5.880	04/01/36	680,291
500,000	Tennessee Valley Authority	5.500	06/15/38	657,157
300,000	Tennessee Valley Authority	3.500	12/15/42	299,253
1,750,000	Tennessee Valley Authority	4.625	09/15/60	1,988,494
300,000	Tennessee Valley Authority	4.250	09/15/65	316,439
500,000	University of California	1.796	07/01/19	507,870
200,000	University of California	5.770	05/15/43	257,076
200,000	University of California	3.931	05/15/45	202,076
200,000	University of California	4.131	05/15/45	202,312
860,000	University of California	4.858	05/15/12	882,291
200,000	University of California	4.767	05/15/15	203,722
100,000	University of Pennsylvania	4.674	09/01/12	106,998
200,000	University of Southern California	5.250	10/01/11	238,527
700,000	University of Texas	4.794	08/15/46	851,998
200,000	University of Texas System	3.852	08/15/46	216,550
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	177,747
	TOTAL MUNICIPAL BONDS			63,432,561

U.S. TREASURY SECURITIES - 36.8%
9,000,000	United States Treasury Bond	5.250	11/15/28	12,314,880
26,060,000	United States Treasury Bond	5.250	02/15/29	35,796,876
16,250,000	United States Treasury Bond	4.500	02/15/36	22,303,759
4,644,000	United States Treasury Bond	4.375	02/15/38	6,280,104
36,983,000	United States Treasury Bond	3.500	02/15/39	44,032,884
850,000	United States Treasury Bond	4.375	11/15/39	1,144,346
12,585,000	United States Treasury Bond	3.875	08/15/40	15,782,370
11,185,000	United States Treasury Bond	4.250	11/15/40	14,814,443
26,350,000	United States Treasury Bond	4.375	05/15/41	35,597,216
10,000,000	United States Treasury Bond	3.750	08/15/41	12,333,590
135

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,300,000	United States Treasury Bond	3.125%	11/15/41	$4,786,438
4,550,000	United States Treasury Bond	3.125	02/15/42	5,062,407
10,000,000	United States Treasury Bond	3.000	05/15/42	10,862,890
10,000,000	United States Treasury Bond	2.750	08/15/42	10,330,080
4,000,000	United States Treasury Bond	2.750	11/15/42	4,125,000
10,250,000	United States Treasury Bond	2.875	05/15/43	10,804,945
6,500,000	United States Treasury Bond	3.625	08/15/43	7,898,768
2,000,000	United States Treasury Bond	3.750	11/15/43	2,485,312
7,615,000	United States Treasury Bond	3.625	02/15/44	9,240,924
2,500,000	United States Treasury Bond	3.375	05/15/44	2,899,120
14,000,000	United States Treasury Bond	3.125	08/15/44	15,492,428
16,750,000	United States Treasury Bond	3.000	11/15/44	18,078,878
8,000,000	United States Treasury Bond	2.500	02/15/45	7,802,184
22,000,000	United States Treasury Bond	3.000	05/15/45	23,731,642
16,000,000	United States Treasury Bond	2.875	08/15/45	16,835,008
10,750,000	United States Treasury Bond	3.000	11/15/45	11,609,581
16,000,000	United States Treasury Bond	2.500	02/15/46	15,602,496
4,000,000	United States Treasury Note	0.500	06/15/16	4,001,564
20,000,000	United States Treasury Note	0.500	08/31/16	20,008,200
14,000,000	United States Treasury Note	1.000	08/31/16	14,035,000
14,200,000	United States Treasury Note	1.000	09/30/16	14,239,377
27,000,000	United States Treasury Note	0.625	11/15/16	27,020,034
173,000	United States Treasury Note	4.625	11/15/16	177,386
278,400	United States Treasury Note	7.500	11/15/16	290,363
8,000,000	United States Treasury Note	0.500	11/30/16	7,999,376
15,250,000	United States Treasury Note	0.875	11/30/16	15,285,151
50,300,000	United States Treasury Note	0.875	01/31/17	50,410,056
61,750,000	United States Treasury Note	0.750	10/31/17	61,776,553
8,044,000	United States Treasury Note	2.750	12/31/17	8,323,658
21,000,000	United States Treasury Note	0.875	01/31/18	21,055,776
31,000,000	United States Treasury Note	0.750	02/28/18	31,010,912
23,000,000	United States Treasury Note	0.750	03/31/18	23,001,794
6,172,000	United States Treasury Note	2.625	04/30/18	6,412,128
6,266,000	United States Treasury Note	3.875	05/15/18	6,685,283
72,000,000	United States Treasury Note	1.000	05/31/18	72,345,960
7,862,000	United States Treasury Note	2.375	05/31/18	8,132,869
7,000,000	United States Treasury Note	1.375	06/30/18	7,094,339
15,000,000	United States Treasury Note	1.375	07/31/18	15,201,570
13,065,000	United States Treasury Note	2.250	07/31/18	13,503,396
40,350,000	United States Treasury Note	1.500	08/31/18	41,038,775
22,000,000	United States Treasury Note	1.375	09/30/18	22,314,534
28,000,000	United States Treasury Note	1.250	10/31/18	28,308,448
33,500,000	United States Treasury Note	1.250	11/30/18	33,878,181
25,000,000	United States Treasury Note	1.500	12/31/18	25,454,100
25,000,000	United States Treasury Note	1.500	01/31/19	25,456,050
10,000,000	United States Treasury Note	0.750	02/15/19	9,971,880
2,802,400	United States Treasury Note	2.750	02/15/19	2,953,685
30,000,000	United States Treasury Note	1.500	02/28/19	30,544,920
36,000,000	United States Treasury Note	1.625	03/31/19	36,786,096
40,750,000	United States Treasury Note	1.500	05/31/19	41,485,415
40,000,000	United States Treasury Note	1.625	06/30/19	40,900,000
18,000,000	United States Treasury Note	1.625	07/31/19	18,397,260
136

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$50,500,000	United States Treasury Note	1.625%	08/31/19	$51,612,565
38,500,000	United States Treasury Note	1.750	09/30/19	39,506,120
29,000,000	United States Treasury Note	1.500	10/31/19	29,506,369
57,000,000	United States Treasury Note	1.500	11/30/19	57,970,767
33,500,000	United States Treasury Note	1.625	12/31/19	34,218,408
36,500,000	United States Treasury Note	1.250	01/31/20	36,759,479
78,500,000	United States Treasury Note	1.375	02/29/20	79,386,187
5,000,000	United States Treasury Note	1.375	03/31/20	5,055,665
20,000,000	United States Treasury Note	1.375	04/30/20	20,212,500
50,000,000	United States Treasury Note	1.500	05/31/20	50,763,650
45,000,000	United States Treasury Note	1.625	06/30/20	45,908,775
22,500,000	United States Treasury Note	1.625	07/31/20	22,951,755
4,000,000	United States Treasury Note	2.000	07/31/20	4,143,280
5,342,000	United States Treasury Note	2.625	08/15/20	5,678,589
34,000,000	United States Treasury Note	1.375	08/31/20	34,333,370
30,000,000	United States Treasury Note	1.375	09/30/20	30,261,330
6,000,000	United States Treasury Note	2.000	09/30/20	6,221,484
40,000,000	United States Treasury Note	1.375	10/31/20	40,334,360
50,000,000	United States Treasury Note	1.625	11/30/20	51,015,600
5,000,000	United States Treasury Note	2.000	11/30/20	5,181,445
25,000,000	United States Treasury Note	1.750	12/31/20	25,623,050
48,500,000	United States Treasury Note	1.375	01/31/21	48,865,642
5,900,000	United States Treasury Note	3.625	02/15/21	6,568,818
16,000,000	United States Treasury Note	1.125	02/28/21	15,941,872
10,000,000	United States Treasury Note	2.000	02/28/21	10,366,800
50,000,000	United States Treasury Note	1.250	03/31/21	50,060,550
27,610,000	United States Treasury Note	2.125	08/15/21	28,765,092
2,070,000	United States Treasury Note	2.000	11/15/21	2,141,398
13,379,100	United States Treasury Note	8.000	11/15/21	18,211,778
5,000,000	United States Treasury Note	1.750	02/28/22	5,093,945
3,000,000	United States Treasury Note	1.750	03/31/22	3,054,375
5,000,000	United States Treasury Note	2.000	07/31/22	5,157,615
10,500,000	United States Treasury Note	1.625	11/15/22	10,581,616
12,000,000	United States Treasury Note	2.500	08/15/23	12,791,256
13,000,000	United States Treasury Note	2.750	11/15/23	14,085,708
26,000,000	United States Treasury Note	2.500	05/15/24	27,657,500
55,005,000	United States Treasury Note	2.250	11/15/24	57,372,800
14,000,000	United States Treasury Note	2.000	02/15/25	14,306,250
37,000,000	United States Treasury Note	2.125	05/15/25	38,160,579
37,000,000	United States Treasury Note	2.000	08/15/25	37,724,090
30,000,000	United States Treasury Note	2.250	11/15/25	31,233,990
44,500,000	United States Treasury Note	1.625	02/15/26	43,875,977
	TOTAL U.S. TREASURY SECURITIES			2,322,211,057

	TOTAL GOVERNMENT BONDS			4,552,600,360
	(Cost $4,429,600,527)

STRUCTURED ASSETS - 2.4%

ASSET BACKED - 0.8%
13,195	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	13,198
	Series - 2012 1 (Class C)
137

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	AmeriCredit Automobile Receivables Trust	1.790%	03/08/19	$300,619
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	500,354
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	151,200
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,017,364
	Series - 2015 1 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	497,542
	Series - 0 1 (Class D)
1,000,000	Capital One Multi-Asset Execution Trust	1.480	07/15/20	1,005,361
	Series - 2014 A5 (Class A)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	702,560
	Series - 2007 A7 (Class A7)
399,283	CenterPoint Energy Transition	3.460	08/15/19	409,630
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	546,584
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	612,465
	Series - 2012 1 (Class A2)
395,000	Chase Issuance Trust	1.010	10/15/18	395,272
	Series - 2013 A8 (Class A8)
1,000,000	Chase Issuance Trust	1.150	01/15/19	1,001,713
	Series - 2014 A1 (Class A)
1,000,000	Chase Issuance Trust	2.770	03/15/23	1,043,869
	Series - 2014 A2 (Class A2)
1,000,000	Chase Issuance Trust	2.160	09/16/24	999,568
	Series - 2012 A7 (Class A7)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	797,863
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	332,874
	Series - 2008 A1 (Class A1)
1,000,000	CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,021,683
	Series - 2014 A6 (Class A6)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,091,221
	Series - 0 A1 (Class A1)
1,250,000	CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,298,497
	Series - 2015 C1 (Class A2)
1,000,000	Discover Card Execution Note Trust	2.120	12/15/21	1,020,982
	Series - 2014 A4 (Class A4)
3,000,000	Discover Card Master Trust	5.650	03/16/20	3,192,162
	Series - 2007 A1 (Class A1)
168,412	FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	172,273
	Series - 2010 K007 (Class A1)
2,626,859	FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	2,630,091
	Series - 2012 K019 (Class A1)
3,000,000	FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,071,915
	Series - 2012 K023 (Class A2)
427,654	FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	444,355
	Series - 2013 K030 (Class A1)
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	516,969
	Series - 2013 K026 (Class A2)
138

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637%	01/25/23	$520,504
		Series - 2013 K027 (Class A2)
92,132		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	95,400
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,197,645
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	548,627
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,645,080
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,169,035
		Series - 2015 K045 (Class A2)
7,493		Ford Credit Auto Owner Trust	0.550	07/15/17	7,491
		Series - 2013 2013-A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	815,895
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	499,744
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,898,517
		Series - 2012 6 (Class A)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	226,066
		Series - 2014 B (Class C)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	1,998,092
		Series - 2015 B (Class C)
7,050	i	Residential Asset Securities Corp	6.489	10/25/30	7,101
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,571
		Series - 2006 HI1 (Class M2) (Step Bond)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	202,177
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,498,624
		Series - 2013 2013-1 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	300,828
		Series - 2013 2013-2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust	2.360	04/15/20	2,006,442
		Series - 2014 2014-1 (Class C)
572,000		Santander Drive Auto Receivables Trust	2.460	06/15/20	575,493
		Series - 2014 5 (Class C)
77,539		Toyota Auto Receivables Owner Trust	0.670	12/15/17	77,437
		Series - 2014 A (Class A3)
71,626		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	71,375
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,936
		Series - 2010 VNO (Class A2FX)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,065,473
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			48,246,737

OTHER MORTGAGE BACKED - 1.6%
50,228	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	50,232
		Series - 2006 3 (Class A4)
139

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$450,000		Banc of America Commercial Mortgage, Inc	5.356%	10/10/45	$452,034
		Series - 2006 6 (Class A4)
1,238,769		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,253,020
		Series - 2006 PW14 (Class A4)
156,805	i	Bear Stearns Commercial Mortgage Securities	5.721	06/11/40	160,624
		Series - 2007 PW16 (Class A4)
292,119		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	294,444
		Series - 2006 T24 (Class A4)
960,165	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	996,599
		Series - 2007 PW17 (Class A4)
500,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	518,389
		Series - 2007 PW18 (Class A4)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	752,907
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,089,218
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	278,474
		Series - 2014 2014-GC19 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	528,279
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,018,574
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,023,280
		Series - 2015 GC27 (Class AS)
638,064	i	Citigroup Commercial Mortgage Trust	6.137	12/10/49	667,740
		Series - 2008 2008-C7 (Class A4)
450,107		Citigroup Commercial Mortgage Trust	5.322	12/11/49	458,885
		Series - 2007 2007-CD4 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,064,177
		Series - 2013 CR13 (Class A2)
572,199		COMM Mortgage Trust	2.256	12/10/44	574,408
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	623,754
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	512,665
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	751,055
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	412,806
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	548,898
		Series - 0 CR7 (Class A4)
101,178	i	COMM Mortgage Trust	5.845	06/10/46	101,069
		Series - 2006 C7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,100,341
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	556,668
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,030,943
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	541,360
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	1,000,494
		Series - 2014 LC15 (Class A2)
140

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		COMM Mortgage Trust	4.051%	04/10/47	$1,095,357
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,074,792
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,063,009
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,064,714
		Series - 2014 CR20 (Class A4)
1,000,000		COMM Mortgage Trust	4.339	12/10/47	1,023,744
		Series - 2014 CR21 (Class B)
1,000,000	i	COMM Mortgage Trust	4.263	02/10/48	970,361
		Series - 2015 LC19 (Class C)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,073,915
		Series - 2015 CR25 (Class A4)
232,798	i	COMM Mortgage Trust	5.813	12/10/49	241,763
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.095	12/10/49	311,774
		Series - 2008 LS1 (Class ASM)
1,500,000		COMM Mortgage Trust	3.221	10/10/53	1,576,014
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/53	1,611,598
		Series - 2015 LC23 (Class A4)
118,304		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	119,190
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,117,852
		Series - 2006 C4 (Class AM)
2,000,000	h	DBJPM 16-C1	2.691	05/10/49	2,059,973
		Series - 2016 C1 (Class A2)
2,000,000	h	DBJPM 16-C1	3.276	05/10/49	2,059,983
		Series - 2016 C1 (Class A4)
1,000,000	h	DBJPM 16-C1	3.539	05/10/49	1,060,330
		Series - 2016 C1 (Class AM)
463,271		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	472,776
		Series - 2007 GG9 (Class A4)
1,595,289		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,658,458
		Series - 2007 GG11 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	453,843
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	307,737
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	310,570
		Series - 2013 GC10 (Class AS)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,854,527
		Series - 2011 GC5 (Class A4)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	531,441
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	208,156
		Series - 0 GCJ7 (Class B)
238,246		GS Mortgage Securities Trust	1.840	02/10/46	239,002
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	519,933
		Series - 2013 GC12 (Class A4)
141

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$511,000		GS Mortgage Securities Trust	3.813%	11/10/46	$548,043
		Series - 2013 GC16 (Class AAB)
200,000		GS Mortgage Securities Trust	2.924	01/10/47	205,971
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,093,178
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,567,995
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,938,462
		Series - 2015 GC28 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	99,990
		Series - 2009 IWST (Class A2)
13,054		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	13,067
		Series - 2004 LN2 (Class A2)
908,152		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	917,673
		Series - 2006 CB17 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.935	04/17/45	200,275
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.192	05/15/45	308,418
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	319,759
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	547,329
		Series - 2013 C13 (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	501,677
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	549,452
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	553,361
		Series - 2013 C16 (Class A4)
1,365,498		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,386,218
		Series - 2006 LDP9 (Class A3)
847,193		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	862,046
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	422,990
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	308,795
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	522,606
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	597,552
		Series - 2013 C10 (Class AS)
86,520	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.743	06/15/49	86,871
		Series - 2007 LD11 (Class A3)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.743	06/15/49	879,729
		Series - 2007 LD11 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	537,882
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,554,707
		Series - 2014 C24 (Class A2)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,143,661
		Series - 2015 C33 (Class A4)
142

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		JPMBB Commercial Mortgage Securities Trust	3.970%	03/15/49	$528,786
		Series - 2016 C1 (Class AS)
121,124		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	121,998
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	195,974
		Series - 2006 C6 (Class AJ)
1,320,575		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,343,412
		Series - 2007 C1 (Class A4)
786,890		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	803,452
		Series - 2007 C2 (Class A3)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	621,640
		Series - 2007 C6 (Class AM)
293,939	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	309,116
		Series - 2007 C7 (Class A3)
44,898	i	Merrill Lynch Mortgage Trust	5.838	06/12/50	44,858
		Series - 2007 C1 (Class A3)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	167,614
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	61,515
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	774,597
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	513,816
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	246,476
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	213,910
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	415,271
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	602,825
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,330,102
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,165,890
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,614,906
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,068,676
		Series - 2015 C24 (Class A4)
584,136		Morgan Stanley Capital I	5.364	03/15/44	597,212
		Series - 2007 IQ13 (Class A4)
48,738	i	Morgan Stanley Capital I	5.731	07/12/44	48,680
		Series - 2006 HQ9 (Class A4)
250,000		Morgan Stanley Capital I	2.111	03/15/45	250,727
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,310,701
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,587,098
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	209,187
		Series - 2007 T25 (Class AM)
143

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,474,995		Morgan Stanley Capital I	5.809%	12/12/49	$1,537,005
		Series - 2007 IQ16 (Class A4)
678,903		Morgan Stanley Capital I Trust	5.569	12/15/44	705,205
		Series - 2007 HQ13 (Class A3)
169,741		Morgan Stanley Capital I Trust	4.770	07/15/56	169,645
		Series - 0 IQ9 (Class AJ)
154,292	i	TIAA Seasoned Commercial Mortgage Trust	5.528	08/15/39	154,964
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,556,314
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	520,567
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,062,977
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	427,912
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	106,210
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	102,114
		Series - 2007 2007-C30 (Class A5)
720,972		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	742,059
		Series - 2007 2007-C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	303,809
		Series - 2006 2006-C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.946	02/15/51	209,243
		Series - 2007 2007-C33 (Class A5)
1,148,037	i	Wachovia Bank Commercial Mortgage Trust	5.946	02/15/51	1,182,925
		Series - 2007 2007-C33 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,134,699
		Series - 2015 C31 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.837	06/15/45	259,574
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	414,945
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	796,408
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	631,852
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	497,871
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,065,069
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,174,672
		Series - 2014 C20 (Class A3)
42,781		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	42,702
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	523,064
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			100,580,100

		TOTAL STRUCTURED ASSETS			148,826,837
		(Cost $146,487,076)
144

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
	TOTAL BONDS			$6,275,026,615
	(Cost $6,112,541,611)

SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.8%
$30,000,000	Federal Home Loan Bank (FHLB)	0.080%	04/01/16	30,000,000
21,400,000	FHLB	0.110	04/13/16	21,398,502
	TOTAL GOVERNMENT AGENCY DEBT			51,398,502

TREASURY DEBT - 0.7%
9,000,000	United States Treasury Bill	0.235-0.260	04/07/16	8,999,838
31,000,000	United States Treasury Bill	0.241-0.245	04/14/16	30,998,729
	TOTAL TREASURY DEBT			39,998,567

	TOTAL SHORT-TERM INVESTMENTS			91,397,069
	(Cost $91,396,114)

	TOTAL INVESTMENTS - 100.9%			6,366,423,684
	(Cost $6,203,937,725)
	OTHER ASSETS & LIABILITIES, NET - (0.9)%			(55,988,415)
	NET ASSETS - 100.0%			$6,310,435,269

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities was $29,717,618 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
145

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 5.3%

AUTOMOBILES & COMPONENTS - 0.2%
$1,975,000	i	Dealer Tire LLC	5.500%	12/22/21	$1,970,063
3,883,245	i	Gates Global LLC	4.250	07/05/21	3,657,551
		TOTAL AUTOMOBILES & COMPONENTS			5,627,614

CAPITAL GOODS - 0.2%
970,125	i	CHI Overhead Doors, Inc	4.750	07/31/22	955,573
1,125,000	i	Manitowoc Foodservice, Inc	5.750	03/03/23	1,128,746
1,394,154	i	Plaze, Inc	5.250	07/29/22	1,383,698
2,555,298	i	TransDigm, Inc	3.750	02/28/20	2,518,783
		TOTAL CAPITAL GOODS			5,986,800

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
442,335	i	AECOM Technology Corp	3.750	10/15/21	442,795
3,472,273	i	Connolly Corp	4.500	05/14/21	3,411,508
3,164,938	i	Creative Artists Agency LLC	5.500	12/17/21	3,157,025
1,165,553	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	1,136,414
204,122	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	199,019
2,094,750	i	XPO Logistics, Inc	5.500	11/01/21	2,099,987
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			10,446,748

CONSUMER DURABLES & APPAREL - 0.1%
1,496,012	i	Academy Ltd	5.000	07/01/22	1,420,972
1,831,522	i	Otter Products LLC	5.750	06/03/20	1,575,109
		TOTAL CONSUMER DURABLES & APPAREL			2,996,081

CONSUMER SERVICES - 0.8%
2,347,222	i	Hilton Worldwide	3.500	10/26/20	2,346,495
5,000,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	4,850,000
4,975,000	i	Knowledge Universe Education LLC	6.000	08/13/22	4,906,594
859,724	i	Marina District Finance Co, Inc	6.500	08/15/18	857,936
580,500	i	MGM Resorts International	3.500	12/20/19	578,840
269,085	i	Pinnacle Entertainment, Inc	3.750	08/13/20	268,581
1,955,000	i	Scientific Games International, Inc	6.000	10/18/20	1,890,250
6,063,219	i	Spin Holdco, Inc	4.250	11/14/19	5,897,996
1,944,995	i	Sterling Midco Holdings, Inc	5.750	06/20/22	1,899,619
		TOTAL CONSUMER SERVICES			23,496,311

DIVERSIFIED FINANCIALS - 0.2%
200,000	i	Global Payments, Inc	3.500	07/31/20	200,834
2,681,388	h,i	TransFirst, Inc	6.250	11/12/21	2,678,036
3,993,500	i	TransUnion LLC	3.500	04/09/21	3,951,568
		TOTAL DIVERSIFIED FINANCIALS			6,830,438
146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 0.1%
$1,994,872	i	Dynegy, Inc	4.000%	04/23/20	$1,956,630
		TOTAL ENERGY			1,956,630

FOOD & STAPLES RETAILING - 0.2%
3,267,000	i	Albertson’s Holdings LLC	5.500	08/25/21	3,268,633
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,002,080
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,500,000
		TOTAL FOOD & STAPLES RETAILING			5,770,713

FOOD, BEVERAGE & TOBACCO - 0.0%
1,422,850	i	Hostess Brands LLC	4.500	08/03/22	1,422,850
236,013	i	Post Holdings, Inc	3.750	06/02/21	236,266
		TOTAL FOOD, BEVERAGE & TOBACCO			1,659,116

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
1,215,611	i	Capsugel Holdings US, Inc	3.500	08/01/18	1,210,481
2,657,675	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,660,997
2,000,000	i	Greatbatch Ltd	5.250	10/14/22	1,996,880
2,925,000	i	HCA, Inc	3.381	05/01/18	2,923,684
2,925,139	i	Kinetic Concepts, Inc	4.500	05/04/18	2,907,763
1,700,000	i	Vizient, Inc	6.250	02/13/23	1,709,911
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			13,409,716

INSURANCE - 0.4%
7,353,488	i	Acrisure LLC	6.500	05/19/22	7,206,418
1,100,000	i	Asurion LLC	8.500	03/03/21	1,027,587
1,741,232	i	Asurion LLC	5.000	05/24/19	1,715,114
1,185,417	i	USI, Inc	4.250	12/27/19	1,165,656
		TOTAL INSURANCE			11,114,775

MATERIALS - 0.3%
951,094	i	Berry Plastics Group, Inc	4.000	10/03/22	950,619
1,333,125	i	Eco Services Operations LLC	4.750	12/04/21	1,293,131
700,000	i	GCP Applied Technologies, Inc	5.250	02/03/22	700,000
1,966,667	i	Signode Industrial Group US, Inc	3.750	05/01/21	1,907,667
800,000	i	Solenis International LP	7.750	07/29/22	668,400
3,949,570	i	Tronox Pigments BV	4.500	03/19/20	3,645,453
		TOTAL MATERIALS			9,165,270

MEDIA - 0.5%
5,223,750	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	4,949,503
1,229,850	i	CSC Holdings LLC	2.933	04/17/20	1,228,313
987,500	i	Match Group, Inc	5.500	11/16/22	986,888
2,375,000	i	Neptune Finco Corp	5.000	10/09/22	2,374,620
1,601,475	i	Time, Inc	4.250	04/26/21	1,573,449
1,968,641	i	Univision Communications, Inc	4.000	03/01/20	1,947,104
1,346,642	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	1,334,361
		TOTAL MEDIA			14,394,238
147

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
$2,883,639	i	NBTY, Inc	3.500%	10/01/17	$2,869,826
173,250	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	163,361
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,033,187

REAL ESTATE - 0.3%
9,915,075	i	DTZ US Borrower LLC	4.250	11/04/21	9,815,924
		TOTAL REAL ESTATE			9,815,924

RETAILING - 0.1%
1,200,000	i	CNT Holdings III Corp	5.250	01/22/23	1,200,000
997,487	i	PetSmart, Inc	4.250	03/11/22	992,749
1,110,000	i	Staples Escrow LLC	4.750	02/02/22	1,108,302
		TOTAL RETAILING			3,301,051

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,000,000		Avago Technologies Cayman Finance Ltd	4.250	02/01/23	4,972,150
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,972,150

SOFTWARE & SERVICES - 0.5%
2,375,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	1,068,750
1,928,282	i	IMS Health, Inc	3.500	03/17/21	1,922,266
1,291,250	i	Infor US, Inc	3.750	06/03/20	1,250,291
2,152,395	i	Mitchell International, Inc	4.500	10/13/20	2,071,681
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,632,500
2,197,142	i	ProQuest LLC	5.750	10/24/21	2,120,242
434,303	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	434,916
2,996,107	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	3,000,332
		TOTAL SOFTWARE & SERVICES			14,500,978

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,034,750	i	CommScope, Inc	3.828	12/29/22	3,028,104
1,970,100	i	Sensata Technologies BV	3.000	10/14/21	1,961,491
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,989,595

TELECOMMUNICATION SERVICES - 0.0%
554,915	i	Internap Network Services Corp	6.000	11/26/19	488,326
		TOTAL TELECOMMUNICATION SERVICES			488,326

UTILITIES - 0.0%
241,250	i	Calpine Corp	4.000	10/09/19	240,044
		TOTAL UTILITIES			240,044

		TOTAL BANK LOAN OBLIGATIONS			154,195,705
		(Cost $157,432,923)

BONDS - 92.8%

CORPORATE BONDS - 39.4%

AUTOMOBILES & COMPONENTS - 0.6%
950,000		Delphi Automotive plc	3.150	11/19/20	970,309
148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Ford Motor Co	7.450%	07/16/31	$1,303,747
1,500,000		Ford Motor Co	4.750	01/15/43	1,496,964
2,750,000	g	Gates Global LLC	6.000	07/15/22	2,351,250
2,575,000		General Motors Co	3.500	10/02/18	2,636,252
1,350,000		General Motors Co	6.600	04/01/36	1,485,829
1,975,000		General Motors Co	6.750	04/01/46	2,245,674
1,450,000		Magna International, Inc	3.625	06/15/24	1,454,422
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,859,250
175,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	180,250
860,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	899,775
705,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	766,687
350,000	g	ZF North America Capital, Inc	4.000	04/29/20	354,375
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	178,500
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	348,250
		TOTAL AUTOMOBILES & COMPONENTS			18,531,534

BANKS - 5.9%
1,000,000	g	Akbank TAS	5.125	03/31/25	969,062
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,500,150
3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,021,000
900,000		Bancolombia S.A.	5.950	06/03/21	973,125
3,475,000		Bank of America Corp	3.750	07/12/16	3,500,395
650,000		Bank of America Corp	5.300	03/15/17	672,703
25,000		Bank of America Corp	6.000	09/01/17	26,423
12,000,000		Bank of America Corp	1.950	05/12/18	12,015,384
1,000,000		Bank of America Corp	5.490	03/15/19	1,090,041
3,500,000		Bank of America Corp	2.625	10/19/20	3,525,868
3,000,000		Bank of America Corp	4.000	01/22/25	3,005,805
2,150,000		Bank of America Corp	3.875	08/01/25	2,236,903
1,925,000		Bank of America Corp	4.750	04/21/45	1,915,082
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,822,896
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,008,505
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	958,037
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,274,174
1,600,000		Barclays plc	2.750	11/08/19	1,589,136
3,100,000		Barclays plc	3.650	03/16/25	2,906,737
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	750,375
375,000		Branch Banking & Trust Co	2.300	10/15/18	381,622
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,969,578
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,366,699
300,000		Capital One Bank USA NA	3.375	02/15/23	302,405
8,975,000		Citigroup, Inc	1.300	11/15/16	8,986,722
3,000,000		Citigroup, Inc	3.700	01/12/26	3,080,082
6,575,000		Citigroup, Inc	4.450	09/29/27	6,619,408
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	3,076,782
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,639,967
2,175,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	2,352,180
2,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	2,730,604
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,169,074
775,000	g	Credit Agricole S.A.	2.750	06/10/20	787,346
5,000,000		Deutsche Bank AG	1.875	02/13/18	4,968,735
1,950,000		Discover Bank	3.100	06/04/20	1,965,036
149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,250,000		Fifth Third Bancorp	2.375%	04/25/19	$4,296,937
500,000	g	HSBC Bank plc	4.125	08/12/20	535,524
2,575,000		HSBC Holdings plc	3.400	03/08/21	2,628,138
975,000		HSBC Holdings plc	4.300	03/08/26	1,005,478
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,692,874
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,509,462
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,029,772
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,005,177
3,750,000		JPMorgan Chase & Co	2.750	06/23/20	3,841,665
625,000		JPMorgan Chase & Co	3.875	02/01/24	666,187
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,122,035
1,625,000		JPMorgan Chase & Co	3.300	04/01/26	1,638,588
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	384,080
775,000		KeyBank NA	2.500	12/15/19	785,172
2,750,000		KeyBank NA	2.250	03/16/20	2,752,478
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	782,451
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,194,870
1,225,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	1,251,148
1,175,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,222,081
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,038,568
900,000	g	PKO Finance AB	4.630	09/26/22	929,903
1,675,000		PNC Bank NA	2.200	01/28/19	1,700,628
2,025,000		PNC Bank NA	2.250	07/02/19	2,057,501
3,500,000		PNC Bank NA	2.600	07/21/20	3,578,309
3,000,000		PNC Bank NA	2.950	01/30/23	3,023,163
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,630,482
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	839,930
2,700,000		Royal Bank of Canada	2.500	01/19/21	2,758,134
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,029,514
700,000	g	Societe Generale S.A.	4.750	11/24/25	693,062
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,028,090
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,518,267
1,350,000		SunTrust Banks, Inc	2.900	03/03/21	1,370,544
575,000		SunTrust Banks, Inc	2.750	05/01/23	564,659
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,006,854
2,700,000		Toronto-Dominion Bank	2.500	12/14/20	2,755,539
1,850,000		Toronto-Dominion Bank	2.125	04/07/21	1,846,855
675,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	685,132
675,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	672,469
1,075,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,028,001
500,000	g	Turkiye Is Bankasi	3.750	10/10/18	498,750
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	721,280
1,500,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,500,746
500,000		Union Bank NA	2.125	06/16/17	502,569
400,000		UnionBanCal Corp	3.500	06/18/22	415,365
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,828,651
1,000,000	g	Zenith Bank plc	6.250	04/22/19	903,320
		TOTAL BANKS			172,628,443

CAPITAL GOODS - 0.7%
1,225,000		Anixter, Inc	5.625	05/01/19	1,283,187
1,300,000		Anixter, Inc	5.125	10/01/21	1,306,500
150

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Eaton Corp	4.000%	11/02/32	$151,804
700,000		Embraer Netherlands Finance BV	5.050	06/15/25	615,125
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,035,000
865,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	908,250
900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	922,173
1,650,000		John Deere Capital Corp	2.550	01/08/21	1,692,377
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,716,366
1,025,000		Lockheed Martin Corp	3.550	01/15/26	1,084,991
750,000	g	Manitowoc Foodservice, Inc	9.500	02/15/24	817,500
654,240	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	143,933
659,550	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	145,101
1,790,000	g	Stena AB	7.000	02/01/24	1,483,463
475,000		Textron, Inc	3.875	03/01/25	478,962
2,350,000		Timken Co	3.875	09/01/24	2,307,665
1,000,000		TransDigm, Inc	5.500	10/15/20	1,003,000
2,670,000	g	TSMC Global Ltd	1.625	04/03/18	2,655,128
		TOTAL CAPITAL GOODS			19,750,525

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
125,000		21st Century Fox America, Inc	7.625	11/30/28	169,633
90,000		21st Century Fox America, Inc	6.550	03/15/33	107,996
575,000		21st Century Fox America, Inc	6.900	08/15/39	716,035
1,825,000		ADT Corp	6.250	10/15/21	1,834,125
1,035,000		ADT Corp	3.500	07/15/22	895,275
750,000		AECOM	5.750	10/15/22	778,125
3,150,000		AECOM	5.875	10/15/24	3,260,250
1,200,000		Air Lease Corp	3.875	04/01/21	1,219,500
1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,238,781
750,000	g	Clean Harbors, Inc	5.125	06/01/21	758,437
1,600,000		Fluor Corp	3.500	12/15/24	1,660,160
670,000		Republic Services, Inc	3.800	05/15/18	698,714
1,525,000		Republic Services, Inc	3.200	03/15/25	1,533,757
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,007,500
325,000		RR Donnelley & Sons Co	7.000	02/15/22	300,625
675,000		RR Donnelley & Sons Co	6.500	11/15/23	577,125
1,725,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	1,362,750
1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,065,000
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,407,188
2,700,000		Visa, Inc	2.200	12/14/20	2,768,272
2,550,000		Waste Management, Inc	2.900	09/15/22	2,599,924
475,000		Waste Management, Inc	3.900	03/01/35	461,186
550,000		Waste Management, Inc	4.100	03/01/45	552,280
3,400,000	g	XPO Logistics, Inc	6.500	06/15/22	3,302,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,274,888

CONSUMER DURABLES & APPAREL - 0.7%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,080,000
2,600,000		DR Horton, Inc	3.750	03/01/19	2,652,000
2,000,000		KB Home	4.750	05/15/19	1,992,500
600,000		KB Home	7.000	12/15/21	600,000
2,000,000		Lennar Corp	4.500	06/15/19	2,065,000
2,000,000		Lennar Corp	4.500	11/15/19	2,080,000
151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,000,000		Lennar Corp	4.750%	04/01/21	$4,050,000
1,000,000		Masco Corp	3.500	04/01/21	1,007,500
725,000		Newell Rubbermaid, Inc	3.150	04/01/21	745,067
625,000		Newell Rubbermaid, Inc	3.900	11/01/25	621,089
1,275,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,333,522
800,000		Newell Rubbermaid, Inc	5.375	04/01/36	849,678
1,125,000		Newell Rubbermaid, Inc	5.500	04/01/46	1,217,929
300,000		PulteGroup, Inc	4.250	03/01/21	304,500
600,000		PulteGroup, Inc	5.500	03/01/26	617,250
225,000		Whirlpool Corp	3.700	03/01/23	234,028
		TOTAL CONSUMER DURABLES & APPAREL			21,450,063

CONSUMER SERVICES - 1.3%
750,000	g	1011778 BC / New Red Fin	4.625	01/15/22	763,125
3,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	3,120,000
5,025,000		American University	4.321	04/01/45	5,023,673
4,000,000		Amherst College	4.100	11/01/45	4,328,812
600,000	g	Boyd Gaming Corp	6.375	04/01/26	622,500
1,350,000		GLP Capital LP	4.375	11/01/18	1,387,125
1,230,000	g	International Game Technology	5.625	02/15/20	1,276,125
1,070,000	g	International Game Technology	6.250	02/15/22	1,088,725
2,070,000	g	International Game Technology	6.500	02/15/25	2,049,300
3,800,000		Metropolitan Museum of Art	3.400	07/01/45	3,615,814
1,500,000		MGM Resorts International	6.750	10/01/20	1,623,000
5,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	5,195,140
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,123,284
500,000		Scientific Games Corp	8.125	09/15/18	422,500
1,000,000	g	Scientific Games International, Inc	7.000	01/01/22	1,020,000
1,000,000		Scientific Games International, Inc	10.000	12/01/22	810,000
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,368,375
2,700,000		Walt Disney Co	2.300	02/12/21	2,789,038
		TOTAL CONSUMER SERVICES			38,626,536

DIVERSIFIED FINANCIALS - 4.7%
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,056,250
875,000		American Express Centurion Bank	6.000	09/13/17	929,165
1,125,000		American Express Credit Corp	2.250	08/15/19	1,139,255
2,175,000		American Express Credit Corp	2.375	05/26/20	2,208,077
4,000,000	g,i	Armor Re Ltd	4.278	12/15/16	3,964,000
275,000		Bank of New York Mellon Corp	5.450	05/15/19	305,868
2,050,000		Bank of New York Mellon Corp	2.500	04/15/21	2,091,443
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,423,003
1,600,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,775,840
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	960,000
1,000,000	g	Comcel Trust	6.875	02/06/24	935,000
300,000		Countrywide Financial Corp	6.250	05/15/16	301,704
1,225,000		Credit Suisse	2.300	05/28/19	1,236,854
1,300,000		Credit Suisse	3.000	10/29/21	1,326,707
2,325,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,222,028
1,550,000		Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,477,066
1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,530,238
152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Ford Motor Credit Co LLC	1.700%	05/09/16	$2,001,342
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,519,891
2,050,000		Ford Motor Credit Co LLC	2.551	10/05/18	2,058,702
2,800,000		Ford Motor Credit Co LLC	3.157	08/04/20	2,857,330
3,600,000		Ford Motor Credit Co LLC	3.200	01/15/21	3,682,649
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,132,454
2,800,000		Ford Motor Credit Co LLC	4.134	08/04/25	2,910,102
979,000	g	GE Capital International Funding Co	0.964	04/15/16	979,054
4,088,000	g	GE Capital International Funding Co	2.342	11/15/20	4,191,619
407,000	g	GE Capital International Funding Co	4.418	11/15/35	440,490
115,000		General Electric Capital Corp	6.875	01/10/39	166,853
15,000,000		General Motors Financial Co, Inc	2.400	04/10/18	14,998,425
2,325,000		General Motors Financial Co, Inc	4.200	03/01/21	2,402,469
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,214,976
3,000,000		General Motors Financial Co, Inc	3.450	04/10/22	2,947,173
150,000		General Motors Financial Co, Inc	4.250	05/15/23	150,894
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,927,492
1,825,000		Goldman Sachs Group, Inc	2.750	09/15/20	1,853,309
1,250,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,289,653
1,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,060,238
1,400,000		Goldman Sachs Group, Inc	4.250	10/21/25	1,423,072
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,490,392
3,400,000		Goldman Sachs Group, Inc	5.150	05/22/45	3,454,947
950,000		Goldman Sachs Group, Inc	4.750	10/21/45	993,245
1,000,000		Icahn Enterprises LP	5.875	02/01/22	949,000
675,000	g	ICICI Bank Ltd	4.800	05/22/19	718,511
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,541,298
1,000,000	g	ICICI Bank Ltd	4.000	03/18/26	1,004,954
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,423,550
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,307,410
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,170,000
300,000		Legg Mason, Inc	2.700	07/15/19	303,040
425,000		Legg Mason, Inc	3.950	07/15/24	422,360
850,000	g	Lincoln Finance Ltd	7.375	04/15/21	884,000
450,000	g	LUKOIL International Finance BV	4.563	04/24/23	429,656
3,000,000		Morgan Stanley	5.450	01/09/17	3,095,160
5,275,000		Morgan Stanley	1.875	01/05/18	5,292,339
2,000,000		Morgan Stanley	2.650	01/27/20	2,030,294
3,925,000		Morgan Stanley	3.750	02/25/23	4,090,902
4,700,000		Morgan Stanley	3.700	10/23/24	4,860,265
1,700,000		Morgan Stanley	4.000	07/23/25	1,778,363
850,000		Morgan Stanley	3.875	01/27/26	887,018
2,000,000		Morgan Stanley	4.350	09/08/26	2,059,138
500,000		Morgan Stanley	6.375	07/24/42	655,120
1,500,000	g	Nacional Financiera SNC	3.375	11/05/20	1,511,250
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	304,921
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,502,468
1,575,000		Navient Corp	4.875	06/17/19	1,519,875
1,900,000	g	SUAM Finance BV	4.875	04/17/24	1,909,500
1,485,000		Synchrony Financial	1.875	08/15/17	1,480,529
1,400,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,405,216
1,475,000	g	UBS Group Funding Jersey Ltd	4.125	04/15/26	1,474,727
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,325,000		Wells Fargo & Co	2.500%	03/04/21	$2,355,492
1,520,000		Wells Fargo & Co	3.900	05/01/45	1,520,655
		TOTAL DIVERSIFIED FINANCIALS			136,916,280

ENERGY - 3.4%
1,700,000		Anadarko Petroleum Corp	4.850	03/15/21	1,731,501
800,000		Anadarko Petroleum Corp	5.550	03/15/26	808,853
500,000		Apache Corp	4.750	04/15/43	448,930
250,000		Apache Corp	4.250	01/15/44	213,556
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,579,253
3,000,000		BP Capital Markets plc	2.315	02/13/20	3,025,806
804,000		California Resources Corp	5.000	01/15/20	184,920
2,617,000	g	California Resources Corp	8.000	12/15/22	1,007,545
173,000		California Resources Corp	6.000	11/15/24	38,925
1,115,000		Calumet Specialty Products Partners LP	6.500	04/15/21	791,650
1,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	690,000
2,000,000		Calumet Specialty Products Partners LP	7.750	04/15/23	1,380,000
3,600,000		Chevron Corp	2.419	11/17/20	3,700,264
1,735,000		Cimarex Energy Co	4.375	06/01/24	1,708,998
2,500,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,100,000
1,950,000		Concho Resources, Inc	5.500	04/01/23	1,911,000
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	1,901,812
500,000		Crestwood Midstream Partners LP	6.125	03/01/22	375,000
700,000		Devon Energy Corp	5.000	06/15/45	522,581
1,750,000		Dynegy, Inc	6.750	11/01/19	1,741,250
1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,000,120
725,000		Enbridge Energy Partners LP	4.375	10/15/20	707,936
1,400,000		Enbridge Energy Partners LP	5.875	10/15/25	1,412,258
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,097,058
750,000		Enterprise Products Operating LLC	5.100	02/15/45	728,156
1,025,000		EOG Resources, Inc	4.150	01/15/26	1,062,856
3,250,000		EP Energy LLC	9.375	05/01/20	1,639,219
2,800,000		EP Energy LLC	6.375	06/15/23	1,288,000
2,400,000		Exterran Partners LP	6.000	04/01/21	1,704,000
2,700,000		Exxon Mobil Corp	2.222	03/01/21	2,747,185
2,825,000		Exxon Mobil Corp	3.043	03/01/26	2,892,645
1,475,000		Exxon Mobil Corp	4.114	03/01/46	1,564,434
916,000	g	Halcon Resources Corp	12.000	02/15/22	609,140
600,000		Husky Energy, Inc	3.950	04/15/22	595,962
1,700,000	g	Indo Energy Finance II BV	6.375	01/24/23	731,384
715,000	g	KMG Finance Sub BV	6.375	04/09/21	734,748
500,000		Murphy Oil USA, Inc	6.000	08/15/23	517,500
300,000		Newfield Exploration Co	5.750	01/30/22	292,875
900,000		Newfield Exploration Co	5.625	07/01/24	843,750
621,000		Noble Energy, Inc	5.625	05/01/21	624,105
300,000		Noble Energy, Inc	3.900	11/15/24	282,739
275,000		Noble Energy, Inc	5.250	11/15/43	237,810
500,000		Noble Energy, Inc	5.050	11/15/44	425,959
750,000		Oasis Petroleum, Inc	6.875	03/15/22	555,000
1,325,000		Occidental Petroleum Corp	2.600	04/15/22	1,336,403
675,000		Occidental Petroleum Corp	3.500	06/15/25	691,575
670,000		Occidental Petroleum Corp	3.400	04/15/26	675,225
154

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,800,000		ONE Gas, Inc	2.070%	02/01/19	$1,806,419
575,000		ONE Gas, Inc	3.610	02/01/24	601,463
300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	51,000
2,000,000		Peabody Energy Corp	6.000	11/15/18	140,000
815,000		Pemex Project Funding Master Trust	6.625	06/15/35	782,400
245,000	g	Pertamina Persero PT	4.300	05/20/23	238,982
500,000	g	Pertamina Persero PT	6.500	05/27/41	487,672
1,000,000	i	Petrobras Global Finance BV	2.762	01/15/19	812,600
900,000		Petrobras Global Finance BV	3.000	01/15/19	771,300
1,200,000		Petrobras Global Finance BV	4.875	03/17/20	998,640
900,000		Petrobras International Finance Co	5.875	03/01/18	863,820
3,500,000	g	Petroleos Mexicanos	5.500	02/04/19	3,666,250
325,000		Petroleos Mexicanos	5.500	01/21/21	337,188
3,400,000	g	Petroleos Mexicanos	6.375	02/04/21	3,626,100
350,000		Petroleos Mexicanos	3.500	01/30/23	317,188
200,000		Petroleos Mexicanos	4.250	01/15/25	185,250
405,000		Petroleos Mexicanos	5.500	06/27/44	337,163
675,000		Petroleos Mexicanos	5.625	01/23/46	567,270
433,333		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	407,333
800,000		Pioneer Natural Resources Co	7.500	01/15/20	904,674
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,716,646
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,361,212
400,000		Plains All American Pipeline LP	3.600	11/01/24	345,084
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,240,000
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,605,625
500,000		Range Resources Corp	5.750	06/01/21	441,250
800,000		Regency Energy Partners LP	5.750	09/01/20	799,790
600,000		Regency Energy Partners LP	6.500	07/15/21	591,000
570,000		Regency Energy Partners LP	5.875	03/01/22	554,018
200,000		Regency Energy Partners LP	5.500	04/15/23	178,286
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,116,412
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	720,938
750,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	715,313
4,375,000		Shell International Finance BV	3.250	05/11/25	4,410,893
1,400,000		SM Energy Co	6.125	11/15/22	1,025,500
300,000		SM Energy Co	6.500	01/01/23	213,000
200,000		Statoil ASA	1.200	01/17/18	199,549
375,000		Statoil ASA	2.450	01/17/23	363,680
675,000		Statoil ASA	4.250	11/23/41	653,821
1,550,000	g	Sunoco LP	6.375	04/01/23	1,550,961
1,250,000		Targa Resources Partners LP	5.000	01/15/18	1,246,875
160,000	g	Tesoro Logistics LP	5.500	10/15/19	158,800
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	511,215
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	169,375
300,000		Vale Overseas Ltd	4.375	01/11/22	255,717
125,000		Vale Overseas Ltd	6.875	11/21/36	98,821
750,000		WPX Energy, Inc	7.500	08/01/20	586,875
600,000		WPX Energy, Inc	8.250	08/01/23	465,000
1,000,000		WPX Energy, Inc	5.250	09/15/24	695,000
1,400,000	g	YPF S.A.	8.500	03/23/21	1,401,750
		TOTAL ENERGY			99,155,004
155

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.4%
$4,075,000		CVS Health Corp	2.800%	07/20/20	$4,230,909
900,000		CVS Health Corp	3.375	08/12/24	945,759
700,000		CVS Health Corp	3.875	07/20/25	755,717
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,421,000
475,000	h	SYSCO Corp	2.500	07/15/21	480,319
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,450,508
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,676,492
		TOTAL FOOD & STAPLES RETAILING			12,960,704

FOOD, BEVERAGE & TOBACCO - 1.1%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	964,546
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,775,703
2,700,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	2,839,452
2,050,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,290,529
1,400,000		Constellation Brands, Inc	3.875	11/15/19	1,468,250
2,000,000	g	Corp Lindley S.A.	4.625	04/12/23	2,035,000
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,064,576
1,500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,452,574
1,275,000	g	HJ Heinz Co	2.000	07/02/18	1,286,972
1,375,000	g	HJ Heinz Co	4.875	02/15/25	1,515,330
800,000		Mead Johnson Nutrition Co	3.000	11/15/20	822,440
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,148,098
38,000		PepsiCo, Inc	7.900	11/01/18	44,276
3,725,000		PepsiCo, Inc	4.450	04/14/46	4,154,481
5,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	5,352,640
100,000		Philip Morris International, Inc	6.375	05/16/38	133,528
825,000	g	Post Holdings, Inc	6.750	12/01/21	869,344
240,000		Post Holdings, Inc	7.375	02/15/22	253,800
430,000		Smithfield Foods, Inc	6.625	08/15/22	456,875
200,000	g	TreeHouse Foods, Inc	6.000	02/15/24	212,000
725,000		Tyson Foods, Inc	3.950	08/15/24	773,197
450,000		Tyson Foods, Inc	4.875	08/15/34	484,056
		TOTAL FOOD, BEVERAGE & TOBACCO			33,397,667

HEALTH CARE EQUIPMENT & SERVICES - 1.6%
250,000		Becton Dickinson & Co	1.750	11/08/16	250,839
520,000		Becton Dickinson & Co	3.734	12/15/24	553,823
1,275,000		Becton Dickinson & Co	4.685	12/15/44	1,377,607
1,000,000		CHS/Community Health Systems	8.000	11/15/19	973,750
3,125,000		CHS/Community Health Systems	6.875	02/01/22	2,820,312
375,000		Covidien International Finance S.A.	3.200	06/15/22	395,133
1,225,000		Express Scripts Holding Co	3.900	02/15/22	1,277,878
800,000		Express Scripts Holding Co	4.500	02/25/26	830,818
2,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	2,181,876
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,864,065
630,000	g	Greatbatch Ltd	9.125	11/01/23	624,487
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,150,000
1,165,000		HCA, Inc	6.500	02/15/20	1,278,587
975,000		HCA, Inc	5.875	03/15/22	1,055,438
925,000		HealthSouth Corp	5.750	11/01/24	937,025
2,900,000		Keysight Technologies, Inc	4.550	10/30/24	2,826,932
156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,900,000		Kinetic Concepts, Inc	10.500%	11/01/18	$1,904,750
625,000		Laboratory Corp of America Holdings	2.625	02/01/20	627,850
1,050,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,063,381
1,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	1,280,125
1,725,000		McKesson Corp	4.883	03/15/44	1,833,792
2,100,000		Medtronic, Inc	4.625	03/15/45	2,346,126
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,436,799
1,900,000		Quest Diagnostics, Inc	3.500	03/30/25	1,911,997
1,250,000		Stryker Corp	2.625	03/15/21	1,274,506
475,000		Stryker Corp	3.500	03/15/26	492,580
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,195,000
225,000		Tenet Healthcare Corp	6.000	10/01/20	239,625
700,000		Tenet Healthcare Corp	8.125	04/01/22	718,137
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	477,603
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	455,625
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	714,188
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	721,421
2,300,000		Zimmer Holdings, Inc	2.700	04/01/20	2,333,099
2,500,000		Zimmer Holdings, Inc	3.550	04/01/25	2,527,060
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			46,952,234

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,400,000		Colgate-Palmolive Co	4.000	08/15/45	1,539,049
375,000		Ecolab, Inc	1.450	12/08/17	374,135
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	390,825
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,304,009

INSURANCE - 1.3%
250,000		Aetna, Inc	1.500	11/15/17	250,530
150,000		Aetna, Inc	6.625	06/15/36	190,619
675,000		Allstate Corp	3.150	06/15/23	694,204
700,000		Allstate Corp	4.500	06/15/43	768,241
1,550,000		American International Group, Inc	2.300	07/16/19	1,563,871
2,350,000		American International Group, Inc	3.300	03/01/21	2,403,629
400,000		Chubb Corp	6.000	05/11/37	519,055
80,000		Cigna Corp	5.125	06/15/20	88,726
1,000,000		Cigna Corp	4.500	03/15/21	1,085,611
1,175,000		Cigna Corp	3.250	04/15/25	1,167,568
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,696,333
250,000		Lincoln National Corp	7.000	06/15/40	305,021
3,350,000	g,i	Merna Reinsurance IV Ltd	2.698	04/08/16	3,346,985
3,000,000		MetLife, Inc	4.368	09/15/23	3,289,368
2,250,000		MetLife, Inc	3.000	03/01/25	2,214,468
1,275,000		MetLife, Inc	4.050	03/01/45	1,206,489
1,550,000	i	MetLife, Inc	5.250	12/30/49	1,481,219
1,500,000	g	Onex USI Acquisition Corp	7.750	01/15/21	1,500,000
200,000		Principal Financial Group, Inc	1.850	11/15/17	200,416
750,000		Prudential Financial, Inc	5.400	06/13/35	797,394
750,000		Prudential Financial, Inc	5.100	08/15/43	782,491
1,575,000	i	Prudential Financial, Inc	5.200	03/15/44	1,518,190
3,025,000	i	Prudential Financial, Inc	5.375	05/15/45	2,994,750
300,000	g	Prudential Funding LLC	6.750	09/15/23	361,649
157

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$175,000	g	Swiss Re Treasury US Corp	2.875%	12/06/22	$175,815
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	443,546
300,000		Travelers Cos, Inc	5.800	05/15/18	325,703
1,375,000		UnitedHealth Group, Inc	3.750	07/15/25	1,482,202
625,000		UnitedHealth Group, Inc	3.100	03/15/26	639,915
2,800,000		UnitedHealth Group, Inc	4.750	07/15/45	3,211,704
500,000		WellPoint, Inc	4.625	05/15/42	498,074
150,000		WR Berkley Corp	5.375	09/15/20	165,390
		TOTAL INSURANCE			39,369,176

MATERIALS - 2.8%
500,000		Alcoa, Inc	5.400	04/15/21	507,970
425,000		Alcoa, Inc	5.125	10/01/24	408,000
907,000		Amerigas Partners LP	6.500	05/20/21	920,605
1,425,000		AngloGold Ashanti Holdings plc	5.125	08/01/22	1,339,229
659,000		Barrick Gold Corp	4.100	05/01/23	642,014
450,000	g	Belden, Inc	5.500	09/01/22	452,250
800,000	g	Berry Plastics Corp	6.000	10/15/22	838,000
600,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	610,549
1,500,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	1,713,750
855,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	976,837
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,059,395
1,175,000	g	Cemex Finance LLC	6.000	04/01/24	1,110,375
900,000	g	Cemex SAB de C.V.	7.750	04/16/26	924,570
1,500,000		CF Industries, Inc	7.125	05/01/20	1,708,110
300,000	g	Corp Nacional del Cobre de Chile	5.625	10/18/43	310,474
300,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	313,705
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	767,658
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,308,560
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,633,600
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	170,866
680,000		Crown Americas LLC	4.500	01/15/23	693,600
1,500,000		Eagle Spinco, Inc	4.625	02/15/21	1,451,400
2,890,000		Eastman Chemical Co	2.400	06/01/17	2,914,149
450,000		Eastman Chemical Co	3.800	03/15/25	461,600
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,326,875
850,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	637,500
800,000		Fibria Overseas Finance Ltd	5.250	05/12/24	776,000
1,922,000	g	Fresnillo plc	5.500	11/13/23	1,972,452
1,000,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	1,085,000
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,933,553
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	3,002,607
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	1,992,956
9,660,000	g	Glencore Funding LLC	2.125	04/16/18	9,020,025
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	1,764,812
1,500,000	g	Glencore Funding LLC	4.000	04/16/25	1,176,563
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	2,075,000
1,500,000	g	GTL Trade Finance, Inc	5.893	04/29/24	1,218,750
1,000,000		Hexion US Finance Corp	8.875	02/01/18	685,000
3,075,000		Hexion US Finance Corp	6.625	04/15/20	2,552,250
2,350,000		International Paper Co	4.750	02/15/22	2,579,919
1,500,000	g	Klabin Finance S.A.	5.250	07/16/24	1,416,225
158

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,000,000		LyondellBasell Industries NV	5.000%	04/15/19	$4,274,152
1,225,000		LyondellBasell Industries NV	4.625	02/26/55	1,094,697
1,125,000		Nucor Corp	4.000	08/01/23	1,172,930
1,500,000	g	OCP S.A.	5.625	04/25/24	1,559,700
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,500,500
550,000		Packaging Corp of America	3.650	09/15/24	545,734
525,000		Rio Tinto Finance USA plc	2.250	12/14/18	527,030
680,000		Rock Tenn Co	4.450	03/01/19	711,143
820,000		Rock Tenn Co	4.900	03/01/22	881,258
500,000		Silgan Holdings, Inc	5.000	04/01/20	510,000
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	1,010,000
650,000		Steel Dynamics, Inc	5.250	04/15/23	651,625
500,000		Teck Resources Ltd	3.750	02/01/23	329,690
1,050,000		Tronox Finance LLC	6.375	08/15/20	808,500
900,000	g	Union Andina de Cementos SAA	5.875	10/30/21	902,250
3,125,000	g	Univar, Inc	6.750	07/15/23	3,070,313
		TOTAL MATERIALS			81,002,275

MEDIA - 2.4%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,568,750
1,400,000		CBS Corp	2.300	08/15/19	1,414,767
1,050,000		CBS Corp	4.000	01/15/26	1,097,220
750,000		CBS Corp	4.600	01/15/45	707,855
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,139,391
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,190,000
2,325,000	g	CCO Safari II LLC	3.579	07/23/20	2,376,687
545,000	g	CCO Safari II LLC	4.464	07/23/22	570,982
2,875,000	g	CCO Safari II LLC	4.908	07/23/25	3,033,720
2,000,000		Cinemark USA, Inc	5.125	12/15/22	2,047,500
3,125,000		Comcast Corp	4.250	01/15/33	3,328,822
1,550,000		Comcast Corp	4.600	08/15/45	1,720,108
1,500,000		Gannett Co, Inc	5.125	10/15/19	1,566,000
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,173,300
160,000	g	Gannett Co, Inc	5.500	09/15/24	164,800
1,000,000		Grupo Televisa SAB	4.625	01/30/26	1,054,697
1,000,000		Lamar Media Corp	5.000	05/01/23	1,040,620
225,000	g	Lamar Media Corp	5.750	02/01/26	236,250
144,000	g	Lynx I Corp	5.375	04/15/21	150,120
780,000	g	Lynx II Corp	6.375	04/15/23	811,200
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,674,115
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	710,921
700,000		Nielsen Finance LLC	4.500	10/01/20	715,750
925,000	g	Nielsen Finance LLC	5.000	04/15/22	948,125
800,000	g	Numericable Group S.A.	6.000	05/15/22	780,000
1,450,000		Outfront Media Capital LLC	5.250	02/15/22	1,486,250
300,000		Outfront Media Capital LLC	5.625	02/15/24	312,375
900,000		Regal Entertainment Group	5.750	06/15/23	918,000
500,000		Regal Entertainment Group	5.750	02/01/25	502,500
1,500,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,503,275
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,194,185
650,000	g	Sky plc	2.625	09/16/19	656,889
3,000,000		Starz LLC	5.000	09/15/19	3,060,000
159

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Time Warner Cable, Inc	5.875%	11/15/40	$1,552,742
475,000		Time Warner Cable, Inc	4.500	09/15/42	421,773
3,600,000		Time Warner, Inc	2.100	06/01/19	3,631,763
1,276,000		Time Warner, Inc	4.875	03/15/20	1,399,496
1,000,000		Time Warner, Inc	4.750	03/29/21	1,103,280
1,000,000		Time Warner, Inc	3.400	06/15/22	1,039,621
275,000		Time Warner, Inc	6.500	11/15/36	319,087
1,250,000		Time Warner, Inc	4.650	06/01/44	1,222,849
750,000	g	Time, Inc	5.750	04/15/22	665,625
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,517,375
3,550,000	g	Univision Communications, Inc	5.125	02/15/25	3,505,625
1,500,000	g	UPCB Finance IV Ltd	5.375	01/15/25	1,524,375
700,000		Viacom, Inc	2.500	12/15/16	703,595
1,500,000		Viacom, Inc	2.500	09/01/18	1,510,869
1,000,000		Viacom, Inc	5.850	09/01/43	961,773
300,000	g	Virgin Media Finance plc	6.000	10/15/24	308,250
		TOTAL MEDIA			69,243,272

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
3,875,000		AbbVie, Inc	2.500	05/14/20	3,947,455
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,416,347
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,945,762
1,575,000		Actavis Funding SCS	3.000	03/12/20	1,620,588
4,250,000		Actavis Funding SCS	3.800	03/15/25	4,422,801
1,550,000		Amgen, Inc	4.400	05/01/45	1,582,511
1,650,000		Biogen, Inc	2.900	09/15/20	1,698,794
1,300,000		Celgene Corp	2.125	08/15/18	1,314,910
1,550,000		Celgene Corp	2.875	08/15/20	1,597,080
2,400,000		Celgene Corp	3.875	08/15/25	2,523,348
275,000	g	Endo Finance LLC	6.000	02/01/25	257,812
800,000		Gilead Sciences, Inc	2.350	02/01/20	818,827
1,350,000		Gilead Sciences, Inc	3.500	02/01/25	1,428,362
1,925,000		Gilead Sciences, Inc	3.650	03/01/26	2,048,727
1,675,000		Johnson & Johnson	1.650	03/01/21	1,683,812
750,000		Johnson & Johnson	3.700	03/01/46	787,456
800,000	g	Mylan NV	3.750	12/15/20	820,522
575,000		Mylan, Inc	2.550	03/28/19	575,719
2,700,000		Novartis Capital Corp	4.000	11/20/45	2,890,539
1,650,000		Perrigo Co plc	2.300	11/08/18	1,648,667
450,000		Perrigo Co plc	4.000	11/15/23	457,725
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,089,975
400,000		Perrigo Finance plc	4.900	12/15/44	377,723
675,000		Zoetis, Inc	3.450	11/13/20	693,739
675,000		Zoetis, Inc	4.500	11/13/25	722,136
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			43,371,337

REAL ESTATE - 1.1%
1,225,000		Boston Properties LP	3.650	02/01/26	1,266,861
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	940,930
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,604,176
170,000		Camden Property Trust	4.625	06/15/21	186,195
1,250,000		Camden Property Trust	2.950	12/15/22	1,240,010
160

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000	g	Communications Sales & Leasing, Inc	6.000%	04/15/23	$340,375
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	743,693
700,000		DDR Corp	3.625	02/01/25	677,499
800,000		DDR Corp	4.250	02/01/26	813,212
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,039,751
500,000		Developers Diversified Realty Corp	7.875	09/01/20	601,006
1,000,000		Equinix, Inc	4.875	04/01/20	1,034,500
1,500,000		Equinix, Inc	5.375	01/01/22	1,556,250
550,000		Equity One, Inc	3.750	11/15/22	551,736
775,000		Essex Portfolio LP	3.375	01/15/23	790,374
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	222,408
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	147,553
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,457,811
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	454,960
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	319,988
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,846,559
400,000		Host Hotels & Resorts LP	4.500	02/01/26	404,637
600,000		Kimco Realty Corp	3.400	11/01/22	611,912
500,000		Mid-America Apartments LP	4.300	10/15/23	527,040
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,015,177
850,000		Mid-America Apartments LP	4.000	11/15/25	868,070
275,000		National Retail Properties, Inc	3.800	10/15/22	285,339
525,000		National Retail Properties, Inc	3.300	04/15/23	520,428
550,000		National Retail Properties, Inc	4.000	11/15/25	565,951
1,100,000	g	PLA Administradora Industrial S de RL de C.V.	5.250	11/10/22	1,061,500
19,000		Regency Centers LP	5.875	06/15/17	19,919
875,000		Regency Centers LP	3.900	11/01/25	896,982
210,000		Simon Property Group LP	10.350	04/01/19	259,047
750,000	g	Trust F	5.250	01/30/26	742,500
750,000	g	Trust F/1401	5.250	12/15/24	763,125
850,000		Ventas Realty LP	4.125	01/15/26	873,219
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,144,800
450,000		Weingarten Realty Investors	3.500	04/15/23	441,655
400,000		Weingarten Realty Investors	4.450	01/15/24	413,161
925,000		Weingarten Realty Investors	3.850	06/01/25	909,506
975,000		Welltower, Inc	4.000	06/01/25	975,954
		TOTAL REAL ESTATE			31,135,769

RETAILING - 0.9%
3,450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	3,657,000
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,717,000
4,500,000		AutoNation, Inc	5.500	02/01/20	4,894,492
875,000		AutoNation, Inc	3.350	01/15/21	886,471
1,000,000		AutoZone, Inc	3.250	04/15/25	1,001,686
480,000	g	Family Tree Escrow LLC	5.750	03/01/23	508,500
703,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	500,923
1,775,000		Home Depot, Inc	2.000	04/01/21	1,794,291
2,100,000		L Brands, Inc	6.875	11/01/35	2,278,920
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,144,690
625,000		Limited Brands, Inc	6.625	04/01/21	703,063
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,061,180
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,584,825
161

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$645,000		O’Reilly Automotive, Inc	4.875%	01/14/21	$705,778
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	323,536
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	365,407
275,000		O’Reilly Automotive, Inc	3.550	03/15/26	282,709
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,104,224
400,000	g	Rolls-Royce plc	3.625	10/14/25	416,180
		TOTAL RETAILING			25,930,875

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	820,072
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			820,072

SOFTWARE & SERVICES - 0.6%
1,000,000		Baidu, Inc	3.000	06/30/20	1,015,110
2,150,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,222,977
6,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	6,241,818
1,500,000	g	First Data Corp	7.000	12/01/23	1,515,000
2,350,000		NCR Corp	5.875	12/15/21	2,402,875
1,000,000	g	Open Text Corp	5.625	01/15/23	1,020,000
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	749,162
820,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	772,850
1,900,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	1,973,032
		TOTAL SOFTWARE & SERVICES			17,912,824

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
3,000,000		Amphenol Corp	1.550	09/15/17	2,995,002
725,000		Amphenol Corp	3.125	09/15/21	739,147
2,700,000		Apple, Inc	2.250	02/23/21	2,751,629
2,200,000		Apple, Inc	3.250	02/23/26	2,294,666
875,000		Apple, Inc	4.650	02/23/46	955,483
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,861
1,500,000	g,o	CommScope, Inc	6.625	06/01/20	1,537,500
700,000	g	CommScope, Inc	5.000	06/15/21	705,250
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,212,000
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,928,500
75,000		General Electric Co	5.250	12/06/17	80,419
1,140,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	1,147,547
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,024,002
1,025,000	g	Millicom International Cellular S.A.	6.000	03/15/25	950,687
1,575,000	g	NXP BV	3.750	06/01/18	1,594,687
750,000	g	Seagate HDD Cayman	4.875	06/01/27	564,892
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,444,000
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,390,689
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,953,065
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,561,646
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	465,884
1,200,000		Zebra Technologies Corp	7.250	10/15/22	1,302,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			32,699,556

TELECOMMUNICATION SERVICES - 1.8%
1,200,000	g	Altice Financing S.A.	6.625	02/15/23	1,203,000
2,025,000		American Tower Corp	3.300	02/15/21	2,060,567
162

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$550,000		American Tower Corp	3.500%	01/31/23	$555,375
1,350,000		American Tower Corp	4.400	02/15/26	1,428,174
1,975,000		AT&T, Inc	1.400	12/01/17	1,974,670
2,225,000		AT&T, Inc	2.450	06/30/20	2,249,172
1,200,000		AT&T, Inc	2.625	12/01/22	1,189,058
2,475,000		AT&T, Inc	4.450	04/01/24	2,673,799
2,750,000		AT&T, Inc	3.400	05/15/25	2,756,847
2,750,000		AT&T, Inc	4.125	02/17/26	2,905,507
2,975,000		AT&T, Inc	4.500	05/15/35	2,938,440
1,050,000		AT&T, Inc	4.750	05/15/46	1,024,522
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,601,973
1,000,000		Citizens Communications Co	7.125	03/15/19	1,027,500
595,000		Crown Castle International Corp	3.400	02/15/21	604,128
780,000		Crown Castle International Corp	4.875	04/15/22	834,756
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	756,665
275,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	309,368
2,850,000	g	ENTEL Chile S.A.	4.875	10/30/24	2,807,393
500,000	g	Oi S.A.	5.750	02/10/22	128,750
500,000		Orange S.A.	5.500	02/06/44	595,837
1,150,000		Telefonica Emisiones SAU	4.570	04/27/23	1,256,847
1,000,000		T-Mobile USA, Inc	6.464	04/28/19	1,020,000
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,097,500
925,000		T-Mobile USA, Inc	6.375	03/01/25	946,969
500,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	479,200
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,698,998
975,000		Verizon Communications, Inc	4.150	03/15/24	1,060,478
4,475,000		Verizon Communications, Inc	4.400	11/01/34	4,525,008
7,513,000		Verizon Communications, Inc	4.272	01/15/36	7,477,171
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,180,886
		TOTAL TELECOMMUNICATION SERVICES			54,368,558

TRANSPORTATION - 1.5%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,279,969
1,275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	1,263,038
1,225,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	1,187,721
655,000	g	Asciano Finance Ltd	5.000	04/07/18	666,460
1,000,000	g	Bombardier, Inc	5.500	09/15/18	920,000
600,000	g	Bombardier, Inc	7.750	03/15/20	516,000
600,000	g	Bombardier, Inc	6.125	01/15/23	454,500
1,000,000	g	Bombardier, Inc	7.500	03/15/25	760,000
225,000		Bristow Group, Inc	6.250	10/15/22	157,500
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	1,979,156
650,000		Canadian Pacific Railway Co	4.800	08/01/45	665,378
2,340,000		CSX Corp	3.350	11/01/25	2,410,717
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,046,551
1,100,000		FedEx Corp	3.250	04/01/26	1,127,826
900,000		FedEx Corp	4.100	02/01/45	856,367
1,063,000		GATX Corp	1.250	03/04/17	1,055,598
2,115,000		GATX Corp	2.375	07/30/18	2,097,304
4,800,000		GATX Corp	2.500	07/30/19	4,765,243
1,000,000		GATX Corp	3.250	03/30/25	928,302
1,000,000		GATX Corp	5.200	03/15/44	965,359
163

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		GATX Corp	4.500%	03/30/45	$1,325,838
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,306,917
4,900,000	g	Kansas City Southern	2.350	05/15/20	4,814,353
2,875,000	g	Kansas City Southern	4.950	08/15/45	2,937,014
1,500,000	g	KLX, Inc	5.875	12/01/22	1,485,000
1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	920,000
2,300,000		Norfolk Southern Corp	4.450	06/15/45	2,375,454
375,000		Northrop Grumman Corp	1.750	06/01/18	376,173
600,000		Southwest Airlines Co	2.750	11/06/19	617,416
900,000	g	Transnet SOC Ltd	4.000	07/26/22	812,952
800,000	g	TTX Co	3.600	01/15/25	814,026
		TOTAL TRANSPORTATION			44,888,132

UTILITIES - 2.9%
2,000,000		AerCap Ireland Capital Ltd	2.750	05/15/17	1,990,000
750,000	i	AES Corp	3.635	06/01/19	723,750
425,000		AES Corp	4.875	05/15/23	409,062
1,800,000		AGL Capital Corp	3.875	11/15/25	1,864,210
625,000		AGL Capital Corp	4.400	06/01/43	572,845
700,000		Alabama Power Co	4.150	08/15/44	729,933
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	2,982,204
1,150,000		AmeriGas Finance LLC	6.750	05/20/20	1,178,750
250,000		Atmos Energy Corp	8.500	03/15/19	296,167
1,700,000		Atmos Energy Corp	4.125	10/15/44	1,742,393
1,075,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,135,245
925,000		Black Hills Corp	4.250	11/30/23	991,915
406,000	g	Calpine Corp	7.875	01/15/23	430,360
250,000		Carolina Power & Light Co	5.300	01/15/19	276,213
275,000		Carolina Power & Light Co	5.700	04/01/35	340,101
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	343,332
1,100,000	g	CEZ AS.	4.250	04/03/22	1,165,975
1,000,000		CMS Energy Corp	3.600	11/15/25	1,033,059
200,000		Commonwealth Edison Co	5.900	03/15/36	250,359
200,000		Connecticut Light & Power Co	5.500	02/01/19	221,651
1,475,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	1,609,076
1,275,000		Dominion Gas Holdings LLC	4.600	12/15/44	1,252,636
1,000,000		Duke Energy Corp	2.100	06/15/18	1,004,907
1,250,000	g,i	Electricite de France	5.625	12/30/49	1,143,750
2,950,000	g	Electricite de France S.A.	2.350	10/13/20	2,981,317
2,950,000	g	Electricite de France S.A.	3.625	10/13/25	3,010,820
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,205,392
1,200,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,104,240
1,775,000	g	Exelon Corp	3.950	06/15/25	1,840,403
1,250,000	g	Exelon Corp	5.100	06/15/45	1,361,249
2,100,000		Ferrellgas Partners LP	6.500	05/01/21	1,863,750
1,550,000		Ferrellgas Partners LP	6.750	01/15/22	1,375,625
1,000,000	g	Ferrellgas Partners LP	6.750	06/15/23	877,500
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	703,939
1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,025,800
250,000		Indiana Michigan Power Co	7.000	03/15/19	283,506
900,000		Indiana Michigan Power Co	4.550	03/15/46	926,346
125,000		Integrys Energy Group, Inc	4.170	11/01/20	135,097
164

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,500,000	g	Israel Electric Corp Ltd	5.625%	06/21/18	$2,655,475
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	553,237
700,000	g	Israel Electric Corp Ltd	5.000	11/12/24	742,350
100,000	g	Kansas Gas & Electric	6.700	06/15/19	114,809
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,360,377
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	922,901
2,000,000	g	KOC Holding AS.	5.250	03/15/23	1,995,000
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,534,520
350,000		LG&E and KU Energy LLC	3.750	11/15/20	369,646
2,250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,245,682
425,000	g	MPLX LP	5.500	02/15/23	411,531
800,000		MPLX LP	4.000	02/15/25	690,042
1,000,000		Nevada Power Co	5.450	05/15/41	1,207,117
750,000		NiSource Finance Corp	4.800	02/15/44	791,350
750,000		Northeast Utilities	1.600	01/15/18	746,358
1,500,000		Northeast Utilities	1.450	05/01/18	1,486,893
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,494,375
500,000		NRG Energy, Inc	6.625	03/15/23	466,405
750,000		NTPC Ltd	5.625	07/14/21	846,265
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,235,318
1,000,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	939,097
325,000		Pacific Gas & Electric Co	8.250	10/15/18	376,893
1,250,000		Pacific Gas & Electric Co	2.950	03/01/26	1,269,534
1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,354,812
1,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,023,661
50,000		Potomac Electric Power Co	7.900	12/15/38	75,991
500,000		PPL Capital Funding, Inc	4.200	06/15/22	539,078
275,000		Progress Energy, Inc	7.050	03/15/19	313,204
550,000		Public Service Co of Colorado	4.750	08/15/41	628,669
400,000		Public Service Co of Oklahoma	5.150	12/01/19	437,398
550,000		Public Service Electric & Gas Co	3.800	03/01/46	560,822
975,000		Sempra Energy	2.875	10/01/22	964,008
3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	3,098,739
1,500,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,501,425
1,550,000		Southern Power Co	4.150	12/01/25	1,597,787
1,550,000		Spectra Energy Partners LP	4.500	03/15/45	1,375,658
200,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	194,000
850,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	873,485
450,000		WEC Energy Group, Inc	3.550	06/15/25	467,696
575,000		Williams Partners LP	4.500	11/15/23	488,662
850,000		Wisconsin Power & Light Co	4.100	10/15/44	887,894
1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,001,681
215,000		Xcel Energy, Inc	4.800	09/15/41	236,320
		TOTAL UTILITIES			84,459,042

		TOTAL CORPORATE BONDS			1,158,148,775
		(Cost $1,162,358,551)

GOVERNMENT BONDS - 38.7%

AGENCY SECURITIES - 0.0%
1,250,000		Amber Circle Funding Ltd	3.250	12/04/22	1,295,440
		TOTAL AGENCY SECURITIES			1,295,440
165

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
FOREIGN GOVERNMENT BONDS - 3.5%
	$1,535,000	g	Banque Centrale de Tunisie S.A.	5.750%	01/30/25	$1,327,775
	640,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	627,520
	1,950,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,662,375
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,226,508
	$900,000		Brazilian Government International Bond	2.625	01/05/23	769,500
	1,450,000		Brazilian Government International Bond	4.250	01/07/25	1,328,200
	1,000,000		Colombia Government International Bond	4.500	01/28/26	1,022,500
	2,000,000		Colombia Government International Bond	6.125	01/18/41	2,100,000
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,425,375
	1,570,000	g	Croatia Government International Bond	6.375	03/24/21	1,715,225
	1,000,000	g	Croatia Government International Bond	5.500	04/04/23	1,055,116
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,394,018
	$2,050,000	g	Dominican Republic International Bond	5.500	01/27/25	2,050,000
	1,500,000	g	Ecuador Government International Bond	10.500	03/24/20	1,350,000
	1,600,000	g	Egypt Government International Bond	5.875	06/11/25	1,424,320
TRY	3,425,000		European Investment Bank	5.750	04/03/18	1,124,520
	$550,000		Export-Import Bank of Korea	1.750	02/27/18	550,536
	2,267,000	g	Gabonese Republic	8.200	12/12/17	2,275,501
	550,000	g	Guatemala Government Bond	5.750	06/06/22	599,500
	900,000	g	Guatemala Government Bond	4.875	02/13/28	909,000
	1,000,000		Hungary Government International Bond	5.750	11/22/23	1,139,000
	750,000	g	Indonesia Government International Bond	3.375	04/15/23	732,707
	2,000,000		Israel Government International Bond	2.875	03/16/26	1,999,920
	820,000		Israel Government International Bond	4.500	01/30/43	868,626
	630,000		Italy Government International Bond	6.875	09/27/23	792,335
	1,300,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,199,250
	1,500,000		Jamaica Government International Bond	7.875	07/28/45	1,522,500
	1,000,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	998,420
	750,000		Korea Development Bank	2.500	03/11/20	766,131
	4,425,000	g	Korea Housing Finance Corp	1.625	09/15/18	4,393,622
MXN	81,000,000		Mexican Bonos	8.500	12/13/18	5,127,489
	81,000,000		Mexican Bonos	6.500	06/10/21	4,923,507
	19,540,000		Mexican Bonos	8.000	12/07/23	1,286,530
	39,000,000		Mexican Bonos	10.000	11/20/36	3,116,817
	$1,750,000		Mexico Government International Bond	3.500	01/21/21	1,811,250
	750,000		Mexico Government International Bond	3.625	03/15/22	774,375
	1,050,000	g	Morocco Government International Bond	4.250	12/11/22	1,072,050
	1,825,000	g	Namibia International Bonds	5.250	10/29/25	1,761,125
	1,843,000	g	Nigeria Government International Bond	6.375	07/12/23	1,695,560
	1,000,000		North American Development Bank	2.400	10/26/22	1,016,347
	1,500,000	g	Pakistan Government International Bond	8.250	09/30/25	1,594,931
	500,000		Panama Government International Bond	5.200	01/30/20	551,250
	1,600,000		Panama Government International Bond	3.750	03/16/25	1,644,000
	2,275,000		Panama Government International Bond	3.875	03/17/28	2,297,750
	725,000	g	Paraguay Government International Bond	5.000	04/15/26	728,625
PHP	45,000,000		Philippine Government International Bond	3.900	11/26/22	962,741
	$1,500,000		Provincia de Buenos Aires	9.125	03/16/24	1,542,000
	900,000	g	Republic of Angola	9.500	11/12/25	819,000
	2,645,000	g	Republic of Ghana	8.125	01/18/26	2,076,325
166

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,300,000	g	Republic of Latvia	2.750%	01/12/20	$1,324,375
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,426,250
	1,350,000	g	Republic of Serbia	5.875	12/03/18	1,411,803
	154,482	i	Republic of Serbia	6.750	11/01/24	159,541
	540,687	g,i	Republic of Serbia (Step Bond)	6.750	11/01/24	558,395
RUB	38,000,000		Russian Federal Bond-OFZ	7.000	08/16/23	507,911
	$1,675,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,749,320
	1,400,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,415,243
	1,285,000	g	Slovenia Government International Bond	5.500	10/26/22	1,453,420
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	3,441,489
	$1,600,000		South Africa Government International Bond	5.875	09/16/25	1,730,960
	1,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	975,382
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,477,505
	3,850,000		Turkey Government International Bond	5.625	03/30/21	4,153,780
	1,000,000		Turkey Government International Bond	4.875	10/09/26	1,012,327
	1,700,000	g	Ukraine Government International Bond	7.750	09/01/27	1,500,335
	1,125,000		Uruguay Government International Bond	4.375	10/27/27	1,153,125
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	930,000
	1,500,000	g	Zambia Government International Bond	8.970	07/30/27	1,233,750
			TOTAL FOREIGN GOVERNMENT BONDS			102,766,583

MORTGAGE BACKED - 23.9%
	2,876,217		Federal Home Loan Mortgage Corp (FHLMC)	3.500	09/15/41	3,012,858
	1,895,134		FHLMC	3.000	09/15/42	1,941,524
	214,002	i	FHLMC	0.786	10/15/42	214,670
	14,339,087		FHLMC	3.500	09/15/43	15,361,718
	641,669	i	FHLMC	0.786	07/15/45	643,947
	1,583		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	1,597
	9,856		FGLMC	7.000	10/01/20	10,421
	19,667		FGLMC	6.500	01/01/29	22,376
	2,052		FGLMC	8.000	01/01/31	2,380
	5,000,000	h	FGLMC	3.000	05/15/31	5,217,969
	325,728		FGLMC	5.500	12/01/33	367,992
	457,076		FGLMC	7.000	12/01/33	556,709
	247,186		FGLMC	5.000	01/01/34	276,300
	118,520		FGLMC	4.500	10/01/34	128,737
	179,105		FGLMC	5.500	03/01/35	202,064
	159,842		FGLMC	7.000	05/01/35	194,069
	24,062		FGLMC	5.000	02/01/36	26,659
	403		FGLMC	6.500	05/01/36	458
	201,172		FGLMC	5.000	04/01/38	223,334
	252,825		FGLMC	4.500	11/01/40	281,477
	282,382		FGLMC	4.500	12/01/40	313,525
	1,869,837		FGLMC	4.500	10/01/44	2,070,996
	262,831		FGLMC	4.500	11/01/44	291,157
	346,403		FGLMC	4.500	11/01/44	383,593
	203,414		FGLMC	4.500	12/01/44	225,327
	130,503		FGLMC	4.500	12/01/44	142,647
	1,929,492		FGLMC	3.500	04/01/45	2,032,737
	3,882,252		FGLMC	3.500	07/01/45	4,073,093
	14,554,143	h	FGLMC	3.500	10/01/45	15,332,960
	3,203,149		FGLMC	4.000	10/01/45	3,479,994
167

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$22,738,592	h	FGLMC	4.000%	12/01/45	$24,557,344
19,000,000	h	FGLMC	3.500	04/15/46	19,896,192
8,529		Federal National Mortgage Association (FNMA)	8.000	03/01/23	8,851
4,788		FNMA	9.000	11/01/25	5,511
4,179		FNMA	7.500	01/01/29	4,822
834,376		FNMA	3.000	01/01/30	873,068
1,077,720		FNMA	3.000	06/01/30	1,127,786
1,795,175		FNMA	3.000	07/01/30	1,878,724
1,952,624		FNMA	3.000	12/01/30	2,043,793
20,000,000	h	FNMA	2.500	04/25/31	20,532,812
16,000,000	h	FNMA	3.000	04/25/31	16,714,688
13,000,000	h	FNMA	2.500	05/25/31	13,321,953
9,000,000	h	FNMA	3.000	05/25/31	9,387,949
122,568		FNMA	7.000	07/01/32	141,226
23,731		FNMA	4.500	03/25/33	23,995
1,764,898		FNMA	5.000	06/01/33	1,961,901
151,639		FNMA	4.500	10/01/33	166,226
3,702,330		FNMA	5.000	10/01/33	4,115,496
209,316		FNMA	5.000	11/01/33	235,982
168,186		FNMA	5.000	11/01/33	188,834
6,144,180		FNMA	3.000	01/01/35	6,414,538
156,555		FNMA	5.500	02/01/35	177,276
7,027,294		FNMA	5.000	05/01/35	7,794,953
3,942,127		FNMA	5.000	10/01/35	4,369,760
5,946,460		FNMA	3.500	01/01/36	6,273,386
1,996,258	h	FNMA	5.000	02/01/36	2,213,087
4,497,017		FNMA	5.500	08/01/37	5,090,802
24,253		FNMA	6.000	09/01/37	28,148
24,403		FNMA	6.000	09/01/37	28,315
67,873		FNMA	6.500	09/01/37	77,583
1,817,790		FNMA	5.500	11/01/38	2,128,124
1,038,972		FNMA	5.500	12/01/38	1,192,336
147,070		FNMA	4.000	07/01/39	158,333
329,412		FNMA	5.500	08/01/39	376,066
557,273		FNMA	4.500	10/01/39	607,608
747,029		FNMA	5.500	04/01/40	847,038
612,525		FNMA	4.500	06/01/40	668,341
615,854		FNMA	5.000	08/01/40	681,736
1,339,389		FNMA	5.000	09/01/40	1,485,257
170,788		FNMA	6.000	10/01/40	194,814
646,439		FNMA	4.500	11/01/40	705,367
7,679,831		FNMA	4.500	01/01/41	8,476,904
1,658,573		FNMA	5.000	05/01/41	1,840,330
1,012,071		FNMA	4.500	09/01/41	1,111,995
927,899		FNMA	4.500	11/01/41	1,012,887
5,258,308		FNMA	5.500	12/01/41	6,077,744
1,863,072	h	FNMA	4.500	01/01/42	2,064,713
1,210,956		FNMA	3.500	02/01/42	1,276,990
3,576,814		FNMA	4.500	02/01/42	3,899,697
399,477		FNMA	4.500	03/01/42	441,255
5,000,000		FNMA	3.000	03/25/42	5,171,095
2,013,180		FNMA	4.500	04/01/42	2,196,489
168

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,581,311		FNMA	4.500%	06/01/42	$4,997,144
4,866,013		FNMA	3.500	07/01/42	5,131,375
4,450,657	i	FNMA	0.933	08/25/42	4,481,872
2,141,722		FNMA	3.000	10/01/42	2,202,658
39,811		FNMA	3.000	10/01/42	40,944
4,160,467	i	FNMA	0.833	11/25/42	4,150,161
7,466,721		FNMA	3.500	11/25/42	1,359,008
51,061		FNMA	3.000	12/01/42	52,435
7,606,240		FNMA	3.000	01/01/43	7,822,667
3,450,385		FNMA	3.000	01/01/43	3,545,330
9,650,822		FNMA	3.000	02/01/43	9,925,362
15,123,978		FNMA	3.000	02/01/43	15,553,827
2,949,362		FNMA	3.000	02/25/43	3,084,305
2,714,041	i	FNMA	0.783	03/25/43	2,715,479
30,877		FNMA	3.000	04/01/43	31,755
287,456		FNMA	3.000	04/01/43	295,612
24,657		FNMA	3.000	04/01/43	25,358
3,245,449		FNMA	3.000	08/25/43	3,401,123
3,364,213		FNMA	3.500	09/01/43	3,533,919
2,392,395		FNMA	4.500	02/01/44	2,654,136
244,684		FNMA	4.000	04/01/44	263,345
870,147		FNMA	4.000	06/01/44	936,843
839,505		FNMA	4.000	06/01/44	904,203
1,981,979		FNMA	4.500	06/01/44	2,199,037
944,180		FNMA	4.000	07/01/44	1,016,503
239,482		FNMA	4.000	07/01/44	257,843
1,701,569		FNMA	4.000	08/01/44	1,846,692
2,320,226		FNMA	4.000	08/01/44	2,498,022
256,776		FNMA	4.000	08/01/44	278,700
202,896		FNMA	4.000	08/01/44	220,201
179,007		FNMA	4.000	09/01/44	194,285
233,290		FNMA	4.000	09/01/44	253,229
1,079,972		FNMA	4.000	10/01/44	1,172,128
5,701,710		FNMA	4.500	10/01/44	6,326,484
992,892		FNMA	3.500	11/01/44	1,046,915
1,995,747		FNMA	4.000	12/01/44	2,138,676
1,836,936		FNMA	4.000	12/01/44	1,993,244
2,047,668		FNMA	4.000	01/01/45	2,222,689
1,901,555		FNMA	3.500	02/01/45	2,005,058
405,981		FNMA	3.500	03/01/45	428,077
347,712		FNMA	3.500	03/01/45	367,067
297,503		FNMA	3.500	03/01/45	313,697
578,885		FNMA	3.500	03/01/45	611,107
822,604		FNMA	4.500	03/01/45	912,923
9,157,216		FNMA	3.500	04/01/45	9,655,634
207,749		FNMA	3.500	04/01/45	217,973
128,809		FNMA	3.500	04/01/45	135,819
305,185		FNMA	3.500	04/01/45	321,796
563,470		FNMA	3.500	04/01/45	594,141
4,192,637		FNMA	3.500	05/01/45	4,441,489
300,383		FNMA	4.000	05/01/45	326,091
1,111,067		FNMA	3.500	06/01/45	1,171,543
169

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,876,874		FNMA	4.000%	06/01/45	$5,294,522
5,867,129	h	FNMA	3.500	07/01/45	6,186,483
7,314,326		FNMA	4.000	07/01/45	7,905,947
2,910,280		FNMA	4.000	11/01/45	3,159,673
1,486,158	h	FNMA	3.500	12/01/45	1,567,054
1,698,620		FNMA	4.000	12/01/45	1,844,227
21,882,437		FNMA	3.500	01/01/46	22,959,373
1,957,447		FNMA	4.000	02/01/46	2,094,105
1,019,393		FNMA	4.000	02/01/46	1,091,812
31,025,554		FNMA	3.500	03/01/46	32,552,465
27,000,000	h	FNMA	3.000	04/25/46	27,706,115
13,000,000	h	FNMA	4.000	04/25/46	13,893,810
7,000,000	h	FNMA	4.500	04/25/46	7,616,495
5,000,000	h	FNMA	3.000	05/25/46	5,120,215
43,000,000	h	FNMA	4.000	05/25/46	45,889,260
19,000,000	h	FNMA	4.500	05/25/46	20,649,593
12,198		Government National Mortgage Association (GNMA)	7.500	11/15/23	13,595
3,052		GNMA	7.500	08/15/28	3,089
15,872		GNMA	6.500	12/15/28	18,181
51,534		GNMA	6.500	03/15/29	59,377
16,135		GNMA	8.500	10/20/30	19,656
4,613		GNMA	7.000	06/20/31	5,702
121,939		GNMA	5.000	02/15/33	134,593
39,457		GNMA	5.500	07/15/33	45,233
456,848		GNMA	5.000	09/15/33	506,466
4,904,764		GNMA	3.700	10/15/33	5,423,142
77,330		GNMA	5.500	11/20/33	87,373
304,139		GNMA	5.500	02/20/35	343,682
101,942		GNMA	5.500	03/20/35	115,400
40,412		GNMA	6.000	10/20/36	46,372
42,602		GNMA	6.000	01/20/37	48,790
65,498		GNMA	6.000	02/20/37	75,075
57,761		GNMA	5.000	04/15/38	64,377
43,555		GNMA	5.500	07/15/38	48,898
81,941		GNMA	5.500	07/20/38	90,421
32,568		GNMA	6.000	08/20/38	36,952
9,562,506		GNMA	3.500	10/20/42	1,735,306
8,000,000		GNMA	4.000	03/20/46	8,581,105
15,000,000	h	GNMA	3.000	04/20/46	15,546,093
15,000,000	h	GNMA	3.500	04/20/46	15,857,813
4,000,000	h	GNMA	4.000	04/20/46	4,277,032
28,000,000	h	GNMA	3.000	05/20/46	28,951,124
29,000,000	h	GNMA	3.500	05/20/46	30,595,000
4,000,000	h	GNMA	4.000	05/20/46	4,270,157
8,000,000	h	GNMA	3.000	06/20/46	8,254,250
		TOTAL MORTGAGE BACKED			702,364,735

MUNICIPAL BONDS - 3.8%
1,000,000		Anaheim City School District	3.825	08/01/23	1,094,630
880,000		California Earthquake Authority	1.194	07/01/16	881,038
2,535,000		California Earthquake Authority	2.805	07/01/19	2,596,322
5,000,000		California Housing Finance Agency	2.966	08/01/22	5,139,250

170

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,500,000	City of Austin TX Electric Utility Revenue	4.663%	11/15/37	$3,664,080
5,000,000	City of Jersey City NJ	3.286	09/01/22	5,257,400
1,000,000	Denver City & County School District No	4.242	12/15/37	1,055,100
600,000	Denver Health & Hospital Authority	1.700	12/01/16	600,396
750,000	Denver Health & Hospital Authority	2.250	12/01/17	754,470
3,000,000	District of Columbia	3.432	06/01/22	3,120,870
5,000,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	5,031,650
5,000,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	5,103,950
600,000	Grant County Public Utility District No 2	5.630	01/01/27	726,732
250,000	Harris County Flood Control District	1.818	10/01/18	255,288
1,480,000	Illinois Housing Development Authority	4.105	07/01/27	1,520,478
2,270,000	Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,361,141
1,250,000	Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,338,563
1,000,000	Maine Municipal Bond Bank	3.368	06/01/19	1,056,020
3,000,000	Maine Municipal Bond Bank	3.668	06/01/20	3,217,380
375,000	Massachusetts Housing Finance Agency	1.306	06/01/16	375,146
500,000	Massachusetts Housing Finance Agency	1.602	12/01/16	500,430
400,000	Massachusetts Housing Finance Agency	1.776	06/01/17	400,668
450,000	Massachusetts Housing Finance Agency	1.876	12/01/17	451,071
250,000	Massachusetts Housing Finance Agency	2.807	12/01/19	254,855
2,080,000	Massachusetts Housing Finance Agency	4.786	12/01/32	2,201,389
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,147,930
2,655,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	3,041,090
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,071,020
2,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.467	05/01/40	3,087,225
1,500,000	Oklahoma Water Resources Board	2.794	04/01/21	1,587,750
5,000,000	Port Authority of New York & New Jersey	4.823	06/01/45	5,272,500
1,690,000	Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,745,246
2,000,000	San Francisco Bay Area Rapid Transit District	3.477	07/01/27	2,036,420
5,000,000	State of California	4.988	04/01/39	5,346,750
775,000	State of California	7.625	03/01/40	1,186,044
5,180,000	State of Connecticut	5.295	10/01/29	6,195,539
1,000,000	State of Illinois	4.125	01/01/19	1,036,270
5,000,000	State of Illinois	7.350	07/01/35	5,462,800
3,000,000	State of Illinois	5.520	04/01/38	2,787,090
5,000,000	State of Illinois	4.620	06/15/38	5,397,950
1,250,000	Texas Public Finance Authority	5.250	07/01/17	1,254,225
1,310,000	Trustees of Boston College	3.519	07/01/21	1,418,232
500,000	University of California	2.676	05/15/21	518,785
3,500,000	University of California	4.009	05/15/30	3,713,115
3,600,000	University of Texas System	3.852	08/15/46	3,897,900
2,740,000	Virginia Housing Development Authority	3.668	10/01/27	2,862,916
	TOTAL MUNICIPAL BONDS			111,025,114

U.S. TREASURY SECURITIES - 7.5%
35,000,000	United States Treasury Bond	4.500	08/15/39	47,950,000
45,035,000	United States Treasury Bond	3.000	05/15/45	48,579,750
21,165,000	United States Treasury Bond	2.875	08/15/45	22,269,559
171

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$11,302,300		United States Treasury Bond	3.000%	11/15/45	$12,206,043
27,000,000		United States Treasury Bond	2.500	02/15/46	26,329,212
14,615,000		United States Treasury Note	1.125	02/28/21	14,561,904
2,000,000		United States Treasury Note	1.250	03/31/21	2,002,422
100,000		United States Treasury Note	1.750	01/31/23	101,414
25,000,000		United States Treasury Note	1.500	02/28/23	24,938,475
21,596,000		United States Treasury Note	1.625	02/15/26	21,293,159
		TOTAL U.S. TREASURY SECURITIES			220,231,938

		TOTAL GOVERNMENT BONDS			1,137,683,810
		(Cost $1,123,052,493)

STRUCTURED ASSETS - 14.7%

ASSET BACKED - 5.2%
323,323	i	ACE Securities Corp Home Equity Loan Trust	1.168	08/25/35	318,776
		Series - 2005 HE5 (Class M2)
2,149,530	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	2,058,548
		Series - 2005 HE1 (Class M1)
1,244,767	i	Asset Backed Securities Corp Home Equity Loan Trust	1.138	04/25/35	1,236,544
		Series - 2005 HE3 (Class M3)
615,208	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	612,580
		Series - 2005 HE7 (Class M2)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,026,896
		Series - 2011 5A (Class B)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	06/20/22	2,999,989
		Series - 2016 1A (Class B)
556,577	i	Bear Stearns Asset Backed Securities Trust	0.873	03/25/35	555,542
		Series - 2005 AQ1 (Class M1)
2,355,684	i	Bear Stearns Asset Backed Securities Trust	0.923	07/25/35	2,312,691
		Series - 2005 SD3 (Class 1A)
2,064,200	i	Bear Stearns Asset Backed Securities Trust	0.833	02/25/36	1,959,900
		Series - 2006 EC2 (Class M1)
1,699,121	g	Capital Automotive REIT	4.700	07/15/42	1,763,613
		Series - 2012 1A (Class A)
10,000,000	g	Capital Automotive REIT	3.660	10/15/44	10,343,981
		Series - 2014 1A (Class A)
4,591,225	g,i	CBRE Realty Finance CDO	0.917	04/07/52	1,825,853
		Series - 2007 1A (Class A2)
2,739,638	i,m	CCR, Inc	0.887	07/10/17	2,715,269
		Series - 2010 CX (Class C)
904,762	g	CCR, Inc	4.750	07/10/22	911,044
		Series - 2012 CA (Class C)
120,628		Centex Home Equity	5.540	01/25/32	120,345
		Series - 2002 A (Class AF6)
16,414,801	i	Connecticut Avenue Securities	1.933	07/25/25	16,429,700
		Series - 2015 C03 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	6.435	09/25/28	3,082,842
		Series - 2016 C02 (Class 1M2)
532,291	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	530,035
		Series - 2002 S4 (Class A5) (Step Bond)
1,300,663	i	Countrywide Asset-Backed Certificates	0.906	02/25/36	1,294,098
		Series - 2005 11 (Class MV1)
172

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,950,000	g	DB Master Finance LLC	3.262%	02/20/45	$4,873,523
		Series - 2015 1A (Class A2I)
1,514,212	g	Diamond Resorts Owner Trust	1.950	01/20/25	1,493,983
		Series - 2013 1 (Class A)
4,171,438	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	4,268,852
		Series - 2012 1A (Class A2)
1,995,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,919,174
		Series - 2015 1A (Class A2I)
897,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	868,713
		Series - 2015 1A (Class A2II)
2,133,836	i	Dryden XI-Leveraged Loan	4.521	04/12/20	2,055,716
		Series - 2006 11X (Class D)
1,275,921	i	First Frankin Mortgage Loan Trust	0.673	01/25/36	1,255,824
		Series - 2006 FF1 (Class 2A3)
379,518	g,i	GMAC Mortgage Corp Loan Trust	1.186	02/25/31	374,267
		Series - 2004 VF1 (Class A1)
58	i	Greenpoint Mortgage Funding Trust	0.563	04/25/47	58
		Series - 2007 AR2 (Class 1A1)
1,334,867	i	GSAMP Trust	0.980	05/25/34	1,209,462
		Series - 2004 HE1 (Class M1)
4,244,023	i	GSAMP Trust 2006-NC1	0.607	02/25/36	4,124,481
		Series - 2006 NC1 (Class A2)
4,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	4,000,124
		Series - 2016 1A (Class A)
3,215,289	i	Lehman XS Trust	0.993	08/25/35	3,083,888
		Series - 2005 2 (Class 1A1)
593,386	i	Lehman XS Trust	0.683	02/25/36	558,767
		Series - 2006 1 (Class 1A1)
767,160	i	Lehman XS Trust	6.500	06/25/46	569,963
		Series - 2006 13 (Class 2A1)
2,450,000	g,i	Longpoint Re Ltd	4.398	05/18/16	2,449,020
		Series - 2013 144A (Class )
3,246,898	i	MASTR Asset Backed Securities Trust	0.605	10/25/35	3,198,360
		Series - 2005 HE2 (Class M1)
1,125,000	i	MASTR Asset Backed Securities Trust	5.648	11/25/35	1,109,608
		Series - 2005 AB1 (Class A4) (Step Bond)
2,000,000	g,i	Mountain View CLO II Ltd	1.021	01/12/21	1,905,000
		Series - 2006 2A (Class B)
1,247,292		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,248,752
		Series - 2002 C (Class A1)
895,872	g	Orange Lake Timeshare Trust	3.030	07/09/29	889,149
		Series - 2014 AA (Class B)
1,978,963	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.213	01/25/36	1,967,417
		Series - 2005 WCH1 (Class M2)
536,220	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	539,524
		Series - 2004 2 (Class AF4) (Step Bond)
61,767	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	63,527
		Series - 2003 RZ5 (Class A7) (Step Bond)
44,059	i	Residential Asset Securities Corp	6.489	10/25/30	44,382
		Series - 2001 KS2 (Class AI6)
173

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130%	09/25/35	$2,932,058
		Series - 2005 HI3 (Class M5) (Step Bond)
81,639	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	81,866
		Series - 2006 HI1 (Class M1) (Step Bond)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,633,293
		Series - 2006 HI1 (Class M2) (Step Bond)
1,000,000	g,i	Sanders Re Ltd	4.203	05/05/17	997,000
		Series - 2013 144A (Class )
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	799,131
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	800,428
		Series - 2015 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	4,982,546
		Series - 2016 1 (Class C)
295,235	i	Saxon Asset Securities Trust	6.120	11/25/30	317,632
		Series - 2002 2 (Class AF6) (Step Bond)
264,331	i	Securitized Asset Backed Receivables LLC	0.733	10/25/35	263,260
		Series - 2006 OP1 (Class A2C)
1,154,134	i	Securitized Asset Backed Receivables LLC	0.747	10/25/35	1,100,329
		Series - 2005 OP2 (Class A2C)
115,313	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	115,172
		Series - 2012 2A (Class B)
792,835	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	792,429
		Series - 2015 3A (Class A)
1,585,671	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,582,002
		Series - 2015 3A (Class B)
828,531	g	SolarCity LMC	4.800	11/20/38	830,513
		Series - 2013 1 (Class A)
907,257	g	SolarCity LMC	4.590	04/20/44	892,722
		Series - 2014 1 (Class A)
1,411,152	g	SolarCity LMC	4.020	07/20/44	1,349,606
		Series - 2014 2 (Class A)
7,112	i	Soundview Home Equity Loan Trust	0.733	11/25/35	7,109
		Series - 2005 OPT3 (Class A4)
6,105,930	g	SpringCastle America Funding LLC	2.700	05/25/23	6,080,779
		Series - 2014 AA (Class A)
3,535,666	i	Structured Asset Investment Loan Trust	0.766	12/25/35	3,404,930
		Series - 2005 10 (Class A6)
2,341,780	i	Structured Asset Securities Corp Mortgage Loan Trust	1.939	04/25/35	2,194,792
		Series - 2005 7XS (Class 2A1A)
2,444,649	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	2,435,742
		Series - 2006 WF1 (Class A5)
4,000,000	g,i	Vitality Re IV Ltd	2.948	01/09/17	4,010,400
		Series - 2013 IV B (Class )
385,377	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	393,508
		Series - 2006 N1 (Class N1)
73,276	g,i	Wachovia Loan Trust	0.793	05/25/35	71,252
		Series - 2005 SD1 (Class A)
2,325	i	Wells Fargo Home Equity Trust	0.573	07/25/36	2,324
		Series - 2006 2 (Class A3)
15,920,000	g	Wendys Funding LLC	3.371	06/15/45	15,628,027
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			152,868,630
174

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
OTHER MORTGAGE BACKED - 9.5%
$2,819,666	i	Adjustable Rate Mortgage Trust 2005-	1.483%	05/25/35	$2,626,736
		Series - 2005 1 (Class 5M1)
4,039,275	i	American Home Mortgage Investment Trust	2.366	10/25/34	3,917,356
		Series - 2004 3 (Class 4A)
2,716,981	i	American Home Mortgage Investment Trust	2.881	06/25/45	2,627,989
		Series - 2005 1 (Class 6A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.968	05/10/45	921,179
		Series - 2006 2 (Class C)
6,000,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	5,878,765
		Series - 2006 6 (Class B)
4,000,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,441,392
		Series - 2007 4 (Class E)
4,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	3,666,113
		Series - 2007 5 (Class AJ)
1,000,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	870,961
		Series - 2007 4 (Class D)
2,174,077	g,i	Banc of America Large Loan, Inc	5.942	02/15/51	2,208,265
		Series - 2010 UB3 (Class A4B3)
2,226,000	i	Bear Stearns Commercial Mortgage Securities	5.915	09/11/42	2,332,519
		Series - 2007 T28 (Class AJ)
445,936		Citicorp Mortgage Securities, Inc	5.500	07/25/35	429,056
		Series - 2005 4 (Class 1A7)
2,000,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,990,685
		Series - 2006 C4 (Class AJ)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,007,203
		Series - 2007 C3 (Class AJ)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	375,337
		Series - 2007 C3 (Class AM)
5,000,000	g,i	COMM 2007-C9 Mortgage Trust	1.132	12/10/49	4,666,203
		Series - 2007 C9 (Class AJFL)
599,432	i	Commercial Mortgage Trust	5.238	04/10/37	598,912
		Series - 2005 GG5 (Class AJ)
4,265,000	i	Commercial Mortgage Trust	6.147	12/10/49	4,157,254
		Series - 2007 GG11 (Class B)
41,588		Countrywide Alternative Loan Trust	5.500	08/25/16	41,670
		Series - 2004 30CB (Class 1A15)
1,360,576		Countrywide Alternative Loan Trust	5.000	04/25/20	1,370,605
		Series - 2005 6CB (Class 2A1)
1,301,234	i	Countrywide Alternative Loan Trust	0.658	07/20/35	1,102,086
		Series - 2005 24 (Class 4A1)
1,390,096	i	Countrywide Home Loan Mortgage Pass Through Trust	2.670	11/20/34	1,311,162
		Series - 2004 HYB6 (Class A2)
160,216		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	154,208
		Series - 2005 17 (Class 1A10)
2,368,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	2,392,651
		Series - 2006 K1A (Class J)
700,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	705,614
		Series - 2006 K1A (Class H)
90,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	85,775
		Series - 2007 C4 (Class A1AJ)
175

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949%	09/15/39	$5,742,218
		Series - 2007 C4 (Class AJ)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	9,992,454
		Series - 2007 C4 (Class A1AM)
1,870,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	1,890,296
		Series - 2009 RR1 (Class A3C)
8,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	7,776,974
		Series - 2007 C2 (Class AJ)
15,680		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	15,670
		Series - 2005 C3 (Class AJ)
6,509,100		GS Mortgage Securities Trust	5.622	11/10/39	5,988,372
		Series - 2006 GG8 (Class AJ)
1,116,907		GSR Mortgage Loan Trust	6.000	01/25/35	1,128,205
		Series - 2005 1F (Class 3A3)
1,838,805	i	GSR Mortgage Loan Trust	0.623	08/25/46	1,774,978
		Series - 2006 OA1 (Class 2A1)
2,972,958	i	Harborview Mortgage Loan Trust	0.652	05/19/35	2,429,557
		Series - 2005 2 (Class 2A1A)
3,737,278	i	HomeBanc Mortgage Trust	0.662	07/25/35	3,483,074
		Series - 2005 3 (Class A1)
317,858	i	Impac CMB Trust	1.093	03/25/35	290,718
		Series - 2004 11 (Class 2A1)
2,413,057	i	Impac CMB Trust	0.683	05/25/35	2,152,156
		Series - 0 4 (Class 1A1B)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,514,053
		Series - 2005 LDP2 (Class C)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.321	07/15/46	325,962
		Series - 2011 C4 (Class C)
2,211,420	i	JP Morgan Mortgage Trust	2.680	11/25/33	2,212,992
		Series - 2006 A2 (Class 5A3)
2,500,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	2,493,960
		Series - 2006 C4 (Class B)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	2,999,037
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,989,438
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	2,941,344
		Series - 2007 C1 (Class D)
1,247,929		Lehman Mortgage Trust	5.500	11/25/35	1,137,344
		Series - 2005 1 (Class 2A4)
5,167,030	g,i	LVII Resecuritization Trust	3.239	07/31/47	5,163,801
		Series - 2015 A (Class A)
395,360	i	Merrill Lynch Mortgage Investors, Inc	2.722	12/25/35	392,923
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.267	02/12/51	78,893
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,490,623
		Series - 2007 6 (Class AM)
3,149,500	i	Morgan Stanley Capital I Trust	0.860	02/25/35	2,924,764
		Series - 2005 WMC2 (Class M3)
4,000,000	g,i	Morgan Stanley Capital I Trust	5.891	08/12/41	4,040,387
		Series - 2006 T23 (Class B)
176

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000	i	Morgan Stanley Capital I Trust	5.389%	11/12/41	$4,931,237
		Series - 2006 HQ10 (Class AJ)
1,040,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,042,888
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,819,550
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I Trust	5.440	09/15/47	85,430
		Series - 2011 C1 (Class D)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,489,619
		Series - 2007 HQ12 (Class C)
7,700,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	7,140,896
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	6.096	12/12/49	3,661,868
		Series - 2007 IQ16 (Class AJFX)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	916,137
		Series - 2007 IQ16 (Class AJA)
2,421,861	i	Option One Mortgage Loan Trust	0.950	05/25/34	2,210,930
		Series - 2004 2 (Class M1)
1,727,231		RALI Trust	4.250	12/26/33	1,703,668
		Series - 2003 QS22 (Class A5)
313,410	i	RALI Trust	0.733	01/25/35	296,304
		Series - 2005 QA1 (Class A1)
1,686,397	i	Structured Adjustable Rate Mortgage Loan Trust	0.773	08/25/35	1,590,038
		Series - 2005 16XS (Class A1)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.283	04/25/28	5,033,702
		Series - 2015 DNA3 (Class M2)
7,525,036	i	Structured Asset Mortgage Investments II Trust 2007-AR4	0.613	09/25/47	5,957,843
		Series - 2007 AR4 (Class A4A)
1,556,621	g,i	Terwin Mortgage Trust	1.213	03/25/35	1,495,254
		Series - 2005 3SL (Class M1)
6,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.641	12/15/43	5,682,003
		Series - 2007 C30 (Class AMFL)
4,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.568	01/15/45	3,891,441
		Series - 2006 C23 (Class F)
13,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	12,964,183
		Series - 2006 C27 (Class AJ)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	4,684,329
		Series - 2006 C27 (Class B)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	5.945	05/15/46	6,604,408
		Series - 2007 C34 (Class AJ)
4,750,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	3,087,500
		Series - 2007 C34 (Class F)
6,440,000	i	Wachovia Bank Commercial Mortgage Trust	5.622	04/15/47	6,211,698
		Series - 2007 C31 (Class C)
14,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	14,725,860
		Series - 2007 C31 (Class AJ)
10,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	10,224,056
		Series - 2007 C32 (Class AMFX)
2,665,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	504,027
		Series - 2007 C32 (Class J)
16,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	15,949,828
		Series - 2007 C32 (Class AJ)
177

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750%	06/15/49	$8,540,815
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	41,358
		Series - 2007 C33 (Class AM)
2,817,295	i	WaMu Mortgage Pass-Through Certificates	0.703	07/25/45	2,627,397
		Series - 0 AR8 (Class 1A1A)
1,072,667	i	WaMu Mortgage Pass-Through Certificates	0.783	12/25/45	921,821
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			279,285,977

		TOTAL STRUCTURED ASSETS			432,154,607
		(Cost $438,242,093)

		TOTAL BONDS			2,727,987,192
		(Cost $2,723,653,137)

SHORT-TERM INVESTMENTS - 9.4%
GOVERNMENT AGENCY DEBT - 1.2%
1,600,000		Federal Home Loan Bank (FHLB)	0.280	04/20/16	1,599,822
34,000,000		FHLB	0.340	04/22/16	33,995,818
		TOTAL GOVERNMENT AGENCY DEBT			35,595,640

TREASURY DEBT - 8.2%
25,300,000		United States Treasury Bill	0.236	04/07/16	25,299,544
121,600,000		United States Treasury Bill	0.240-0.247	04/14/16	121,595,014
7,900,000		United States Treasury Bill	0.233	04/21/16	7,899,479
14,950,000		United States Treasury Bill	0.225-0.255	05/26/16	14,946,098
4,000,000		United States Treasury Bill	0.398	06/09/16	3,998,660
67,900,000		United States Treasury Bill	0.373	09/29/16	67,769,225
		TOTAL TREASURY DEBT			241,508,020

		TOTAL SHORT-TERM INVESTMENTS			277,103,660
		(Cost $277,094,664)

		TOTAL INVESTMENTS - 107.5%			3,159,286,557
		(Cost $3,158,180,724)
		OTHER ASSETS & LIABILITIES, NET - (7.5)%			(220,441,316)
		NET ASSETS - 100.0%			$2,938,845,241

Abbreviation(s):
BRL	Brazilian Real
CDO	Collateralized Debt Obligation
DOP	Dominican Peso
MXN	Mexican Peso
PHP	Philippine Peso
REIT	Real Estate Investment Trust
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand
178

TIAA-CREF FUNDS - Bond Plus Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities was $471,844,263 or 16.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond

179

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 11.4%

AUTOMOBILES & COMPONENTS - 0.5%
$17,562,416	i	Gates Global LLC	4.250%	07/05/21	$16,541,689
		TOTAL AUTOMOBILES & COMPONENTS			16,541,689

CAPITAL GOODS - 0.5%
12,775,000	i	CHI Overhead Doors, Inc	8.750	07/31/23	11,880,750
4,257,150	i	Plaze, Inc	5.250	07/29/22	4,225,221
		TOTAL CAPITAL GOODS			16,105,971

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
13,312,517	i	Creative Artists Agency LLC	5.500	12/17/21	13,279,236
13,275,000	i	SterlingBackcheck	8.750	06/19/23	12,744,000
8,553,563	i	XPO Logistics, Inc	5.500	11/01/21	8,574,946
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			34,598,182

CONSUMER DURABLES & APPAREL - 0.6%
11,317,654	i	Academy Ltd	5.000	07/01/22	10,749,960
9,902,174	i	Otter Products LLC	5.750	06/03/20	8,515,870
		TOTAL CONSUMER DURABLES & APPAREL			19,265,830

CONSUMER SERVICES - 1.8%
13,275,000	i	CDS US Intermediate Holdings, Inc	9.250	07/10/23	11,648,812
14,925,000	i	Knowledge Universe Education LLC	6.000	08/13/22	14,719,781
4,906,002	i	Marina District Finance Co, Inc	6.500	08/15/18	4,895,797
5,184,058	i	Peninsula Gaming LLC	4.250	11/20/17	5,172,187
4,776,512	i	Scientific Games International, Inc	6.000	10/18/20	4,618,314
11,588,092	i	Spin Holdco, Inc	4.250	11/14/19	11,272,316
		TOTAL CONSUMER SERVICES			52,327,207

DIVERSIFIED FINANCIALS - 0.2%
5,132,473	i	TransUnion LLC	3.500	04/09/21	5,078,582
		TOTAL DIVERSIFIED FINANCIALS			5,078,582

ENERGY - 0.5%
12,456,964	i,n	Arch Coal, Inc	7.500	05/16/18	4,396,312
8,650,000	i	Granite Acquisition, Inc	8.250	12/19/22	6,595,625
4,975,000	i	Petrochoice Holdings, Inc	6.000	08/21/22	4,887,937
		TOTAL ENERGY			15,879,874

FOOD & STAPLES RETAILING - 1.3%
14,788,094	i	Albertson’s Holdings LLC	5.500	08/25/21	14,795,488
11,521,125	i	Albertsons LLC	5.500	12/21/22	11,527,346
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,004,160
11,000,000	i	Rite Aid Corp	4.875	06/21/21	11,000,000
		TOTAL FOOD & STAPLES RETAILING			39,326,994
180

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
$5,275,000	i	Vizient, Inc	6.250%	02/13/23	$5,305,753
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,305,753

INSURANCE - 1.4%
20,545,074	i	Acrisure LLC	6.500	05/19/22	20,134,172
3,740,625	i	AssuredPartners, Inc	5.750	10/22/22	3,712,570
10,800,000	h,i	Asurion LLC	8.500	03/03/21	10,089,036
8,669,904	i	USI, Inc	4.250	12/27/19	8,525,377
		TOTAL INSURANCE			42,461,155

MATERIALS - 0.4%
1,231,250	i	Solenis International LP	4.250	07/31/21	1,181,778
12,000,000	i	Solenis International LP	7.750	07/29/22	10,026,000
		TOTAL MATERIALS			11,207,778

MEDIA - 0.8%
15,275,000	i	Neptune Finco Corp	5.000	10/09/22	15,272,556
8,584,594	i	Time, Inc	4.250	04/26/21	8,434,363
		TOTAL MEDIA			23,706,919

REAL ESTATE - 0.5%
15,650,000	i	DTZ US Borrower LLC	9.250	11/04/22	15,337,000
		TOTAL REAL ESTATE			15,337,000

RETAILING - 0.3%
8,075,000	i	Staples Escrow LLC	4.750	02/02/22	8,062,645
		TOTAL RETAILING			8,062,645

SOFTWARE & SERVICES - 0.9%
17,000,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	7,650,000
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	10,530,000
10,245,098	i	ProQuest LLC	5.750	10/24/21	9,886,520
		TOTAL SOFTWARE & SERVICES			28,066,520

TELECOMMUNICATION SERVICES - 0.2%
5,723,011	i	Internap Network Services Corp	6.000	11/26/19	5,036,249
		TOTAL TELECOMMUNICATION SERVICES			5,036,249

UTILITIES - 0.1%
4,342,500	i	Calpine Corp	4.000	10/09/19	4,320,787
		TOTAL UTILITIES			4,320,787

		TOTAL BANK LOAN OBLIGATIONS			342,629,135
		(Cost $372,674,150)
181

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 83.1%

CORPORATE BONDS - 83.1%

AUTOMOBILES & COMPONENTS - 1.6%
$18,600,000	g	Gates Global LLC	6.000%	07/15/22	$15,903,000
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	7,999,000
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,587,750
2,550,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	2,626,500
4,140,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	4,331,475
7,060,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	7,677,750
1,800,000	g	ZF North America Capital, Inc	4.000	04/29/20	1,822,500
825,000	g	ZF North America Capital, Inc	4.500	04/29/22	841,500
1,800,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,791,000
		TOTAL AUTOMOBILES & COMPONENTS			50,580,475

BANKS - 2.0%
3,500,000	g,i	BNP Paribas S.A.	7.375	12/30/49	3,386,250
9,500,000	i	Citigroup, Inc	6.125	12/30/49	9,523,465
6,700,000	g,i	Credit Agricole S.A.	8.125	12/30/49	6,683,786
3,700,000	i	ING Groep NV	6.000	12/30/49	3,461,813
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,600,000
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,177,500
7,500,000	g,i	Nordea Bank AB	5.500	12/30/49	7,286,250
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,631,531
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,305,213
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,572,336
7,750,000	g,i	Societe Generale S.A.	8.000	12/30/49	7,517,500
		TOTAL BANKS			60,145,644

CAPITAL GOODS - 1.2%
1,525,000		Anixter, Inc	5.625	05/01/19	1,597,437
3,000,000		Anixter, Inc	5.125	10/01/21	3,015,000
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,551,750
10,036,000		Kratos Defense & Security Solutions, Inc	7.000	05/15/19	7,978,620
3,100,000	g	Manitowoc Foodservice, Inc	9.500	02/15/24	3,379,000
3,575,000		Masco Corp	4.375	04/01/26	3,639,743
14,130,000	g	Stena AB	7.000	02/01/24	11,710,238
		TOTAL CAPITAL GOODS			35,871,788

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
1,000,000		ADT Corp	4.125	04/15/19	1,055,000
3,725,000		ADT Corp	6.250	10/15/21	3,743,625
7,575,000		ADT Corp	3.500	07/15/22	6,552,375
2,500,000		AECOM	5.750	10/15/22	2,593,750
6,250,000		AECOM	5.875	10/15/24	6,468,750
4,750,000		Aircastle Ltd	5.000	04/01/23	4,773,750
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,352,935
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,946,656
6,000,000	g	Clean Harbors, Inc	5.125	06/01/21	6,067,500
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	3,100,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	7,883,688
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,549,375
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	7,395,750
17,525,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	13,844,750
182

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,169,000		United Rentals North America, Inc	8.250%	02/01/21	$2,266,605
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,008,625
16,425,000		United Rentals North America, Inc	5.500	07/15/25	16,219,688
16,000,000	g	XPO Logistics, Inc	6.500	06/15/22	15,540,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			112,362,822

CONSUMER DURABLES & APPAREL - 1.9%
5,443,000		DR Horton, Inc	3.750	03/01/19	5,551,860
7,000,000		KB Home	4.750	05/15/19	6,973,750
5,575,000		KB Home	7.000	12/15/21	5,575,000
4,750,000		KB Home	7.625	05/15/23	4,714,375
14,500,000		Lennar Corp	4.750	04/01/21	14,681,250
7,925,000	g	Orbital ATK, Inc	5.500	10/01/23	8,321,250
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,522,500
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,086,250
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,092,500
1,900,000		Standard Pacific Corp	5.875	11/15/24	1,999,750
1,900,000		Toll Brothers Finance Corp	5.875	02/15/22	2,028,250
		TOTAL CONSUMER DURABLES & APPAREL			56,546,735

CONSUMER SERVICES - 5.3%
6,250,000	g	1011778 BC / New Red Fin	4.625	01/15/22	6,359,375
13,250,000	g	1011778 BC / New Red Fin	6.000	04/01/22	13,780,000
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,267,040
4,000,000		Aramark Services, Inc	5.125	01/15/24	4,215,000
3,727,000		Boyd Gaming Corp	9.000	07/01/20	3,941,302
4,000,000	g	Boyd Gaming Corp	6.375	04/01/26	4,150,000
9,210,000	g	International Game Technology	5.625	02/15/20	9,555,375
8,035,000	g	International Game Technology	6.250	02/15/22	8,175,613
13,285,000	g	International Game Technology	6.500	02/15/25	13,152,150
2,000,000		MGM Resorts International	5.250	03/31/20	2,050,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,598,500
11,250,000		MGM Resorts International	6.000	03/15/23	11,608,594
10,250,000		Penn National Gaming, Inc	5.875	11/01/21	10,198,750
2,130,000		Pinnacle Entertainment, Inc	6.375	08/01/21	2,257,800
1,500,000		Scientific Games Corp	8.125	09/15/18	1,267,500
4,000,000		Scientific Games International, Inc	6.250	09/01/20	2,400,000
14,500,000	g	Scientific Games International, Inc	7.000	01/01/22	14,790,000
16,000,000		Scientific Games International, Inc	10.000	12/01/22	12,960,000
5,803,000	g	Six Flags Entertainment Corp	5.250	01/15/21	5,962,583
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,781,625
18,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	16,965,000
		TOTAL CONSUMER SERVICES			159,436,207

DIVERSIFIED FINANCIALS - 4.1%
5,950,000		AerCap Ireland Capital Ltd	5.000	10/01/21	6,158,250
5,000,000		Ally Financial, Inc	3.250	02/13/18	4,950,000
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,112,500
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,918,750
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,099,390
5,000,000		CIT Group, Inc	3.875	02/19/19	4,987,500
5,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	5,142,469
183

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$831,000		General Motors Acceptance Corp LLC	8.000%	11/01/31	$959,805
10,000,000		GMAC, Inc	8.000	11/01/31	11,400,000
11,425,000		Icahn Enterprises LP	5.875	02/01/22	10,842,325
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,530,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,200,750
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,050,000
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,425,000
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,692,000
13,252,000		NewStar Financial, Inc	7.250	05/01/20	11,926,800
11,325,000		Navient Corp	5.500	01/15/19	11,126,812
13,100,000		Navient Corp	4.875	06/17/19	12,641,500
8,000,000		Navient Corp	6.125	03/25/24	6,880,000
		TOTAL DIVERSIFIED FINANCIALS			125,043,851

ENERGY - 10.3%
2,000,000		Ashland, Inc	6.875	05/15/43	1,900,000
1,034,000		California Resources Corp	5.000	01/15/20	237,820
2,183,000		California Resources Corp	5.500	09/15/21	480,260
19,760,000	g	California Resources Corp	8.000	12/15/22	7,607,600
4,151,000		California Resources Corp	6.000	11/15/24	933,975
12,960,000		Calumet Specialty Products Partners LP	6.500	04/15/21	9,201,600
9,835,000		Calumet Specialty Products Partners LP	7.625	01/15/22	6,786,150
13,000,000		Calumet Specialty Products Partners LP	7.750	04/15/23	8,970,000
12,950,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	5,698,000
7,800,000		Concho Resources, Inc	6.500	01/15/22	7,780,500
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,401,000
4,000,000		Continental Resources, Inc	7.375	10/01/20	3,760,000
3,200,000		Continental Resources, Inc	7.125	04/01/21	2,992,000
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	4,819,500
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	1,500,000
4,945,000	g	Crestwood Midstream Partners LP	6.250	04/01/23	3,671,662
1,900,000		Denbury Resources, Inc	6.375	08/15/21	893,000
4,750,000		Denbury Resources, Inc	5.500	05/01/22	2,137,500
8,750,000		Dynegy, Inc	6.750	11/01/19	8,706,250
5,000,000		Dynegy, Inc	7.375	11/01/22	4,625,000
5,000,000		Dynegy, Inc	7.625	11/01/24	4,537,500
11,000,000		EP Energy LLC	9.375	05/01/20	5,548,125
6,030,000		EP Energy LLC	7.750	09/01/22	2,803,950
8,400,000		EP Energy LLC	6.375	06/15/23	3,864,000
14,900,000		Exterran Partners LP	6.000	04/01/21	10,579,000
7,500,000		Exterran Partners LP	6.000	10/01/22	5,400,000
9,360,000	g	Halcon Resources Corp	12.000	02/15/22	6,224,400
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,587,500
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,276,000
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	8,806,000
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,360,687
4,800,000		Peabody Energy Corp	6.000	11/15/18	336,000
5,500,000		Peabody Energy Corp	6.500	09/15/20	398,750
9,500,000		Peabody Energy Corp	6.250	11/15/21	665,000
4,750,000	g	Peabody Energy Corp	10.000	03/15/22	356,250
3,000,000		Peabody Energy Corp	4.750	12/15/41	22,500
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,025,400
184

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,562,000		Precision Drilling Corp	5.250%	11/15/24	$1,812,615
11,391,000		Precision Drilling Trust	6.625	11/15/20	9,112,800
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	6,729,863
4,750,000		Range Resources Corp	5.750	06/01/21	4,191,875
4,000,000		Regency Energy Partners LP	5.750	09/01/20	3,998,948
3,923,000		Regency Energy Partners LP	5.875	03/01/22	3,813,003
10,835,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	10,415,144
7,500,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	7,143,750
1,000,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	955,000
12,100,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	11,540,375
5,445,000		Sabine Pass LNG LP	6.500	11/01/20	5,710,444
9,000,000		SM Energy Co	6.500	11/15/21	6,637,500
5,850,000		SM Energy Co	6.125	11/15/22	4,285,125
5,795,000		SM Energy Co	6.500	01/01/23	4,114,450
8,000,000	g	Sunoco LP	5.500	08/01/20	7,980,000
10,250,000	g	Sunoco LP	6.375	04/01/23	10,256,355
8,000,000		Targa Resources Partners LP	5.000	01/15/18	7,980,000
4,350,000		Tesoro Corp	5.375	10/01/22	4,295,625
4,800,000	g	Tesoro Logistics LP	5.500	10/15/19	4,764,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	1,982,500
2,000,000	g	Tesoro Logistics LP	6.250	10/15/22	1,990,000
3,800,000		Transocean, Inc	6.000	03/15/18	3,572,000
15,650,000		Transocean, Inc	7.125	12/15/21	10,563,750
1,900,000		Transocean, Inc	4.300	10/15/22	1,049,750
6,220,000		Transocean, Inc	6.800	03/15/38	3,110,000
5,650,000		Whiting Petroleum Corp	5.000	03/15/19	3,912,625
12,450,000		WPX Energy, Inc	7.500	08/01/20	9,742,125
10,500,000		WPX Energy, Inc	6.000	01/15/22	7,665,000
9,950,000		WPX Energy, Inc	8.250	08/01/23	7,711,250
		TOTAL ENERGY			310,928,751

FOOD & STAPLES RETAILING - 0.4%
12,960,000		Ingles Markets, Inc	5.750	06/15/23	13,154,400
		TOTAL FOOD & STAPLES RETAILING			13,154,400

FOOD, BEVERAGE & TOBACCO - 1.2%
7,500,000		Constellation Brands, Inc	4.750	12/01/25	7,762,500
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	7,534,312
13,335,000		Post Holdings, Inc	7.375	02/15/22	14,101,763
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,853,313
1,400,000	g	TreeHouse Foods, Inc	6.000	02/15/24	1,484,000
		TOTAL FOOD, BEVERAGE & TOBACCO			36,735,888

HEALTH CARE EQUIPMENT & SERVICES - 7.4%
2,950,000		CHS/Community Health Systems	8.000	11/15/19	2,872,562
5,000,000		CHS/Community Health Systems	5.125	08/01/21	5,062,500
17,275,000		CHS/Community Health Systems	6.875	02/01/22	15,590,687
5,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	5,454,690
3,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,298,377
9,935,000	g	Greatbatch Ltd	9.125	11/01/23	9,848,069
575,000		HCA Holdings, Inc	6.250	02/15/21	618,125
10,000,000		HCA, Inc	6.500	02/15/20	10,975,000
185

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$13,600,000		HCA, Inc	7.500%	02/15/22	$15,389,325
1,800,000		HCA, Inc	5.875	03/15/22	1,948,500
13,350,000		HCA, Inc	5.375	02/01/25	13,496,049
19,250,000		HCA, Inc	5.875	02/15/26	19,827,500
900,000		HCA, Inc	7.500	11/06/33	963,000
7,125,000		HealthSouth Corp	5.125	03/15/23	7,098,281
4,625,000		HealthSouth Corp	5.750	11/01/24	4,685,125
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	9,223,000
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	6,964,960
1,000,000	g	Kinetic Concepts, Inc	7.875	02/15/21	1,057,500
6,075,000		LifePoint Health, Inc	5.875	12/01/23	6,362,347
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,474,625
10,863,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	10,428,480
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,333,594
2,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	1,920,440
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	4,310,625
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,676,750
13,800,000		Tenet Healthcare Corp	5.000	03/01/19	13,644,750
7,500,000		Tenet Healthcare Corp	6.750	02/01/20	7,500,000
2,250,000		Tenet Healthcare Corp	8.000	08/01/20	2,314,688
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,739,250
16,000,000		Tenet Healthcare Corp	8.125	04/01/22	16,414,560
7,375,000		Tenet Healthcare Corp	6.750	06/15/23	7,061,563
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,410,938
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			221,965,860

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,632,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,632,000

INSURANCE - 0.4%
11,250,000	g	Onex USI Acquisition Corp	7.750	01/15/21	11,250,000
		TOTAL INSURANCE			11,250,000

MATERIALS - 8.6%
1,900,000		Alcoa, Inc	6.150	08/15/20	1,980,830
6,550,000		Alcoa, Inc	5.400	04/15/21	6,654,407
4,750,000		Alcoa, Inc	5.125	10/01/24	4,560,000
2,750,000		ArcelorMittal	6.250	08/05/20	2,688,125
4,750,000		ArcelorMittal	6.500	03/01/21	4,678,750
2,750,000		ArcelorMittal	7.250	02/25/22	2,721,125
3,700,000		ArcelorMittal	8.000	10/15/39	3,219,000
5,700,000		ArcelorMittal	7.750	03/01/41	4,873,500
7,000,000		Ball Corp	5.000	03/15/22	7,315,000
3,700,000	g	Belden, Inc	5.500	09/01/22	3,718,500
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,880,625
17,025,000	g	Berry Plastics Corp	6.000	10/15/22	17,833,687
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,923,750
20,000,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	22,850,000
11,400,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	13,024,500
10,425,000	g	Cemex SAB de C.V.	7.750	04/16/26	10,709,603
2,000,000		Crown Americas LLC	4.500	01/15/23	2,040,000
186

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,391,000		Eagle Spinco, Inc	4.625%	02/15/21	$2,313,532
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	13,140,000
13,700,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	10,275,000
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	897,750
1,800,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	1,440,000
7,350,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	7,974,750
10,450,000		Hexion US Finance Corp	8.875	02/01/18	7,158,250
15,460,000		Hexion US Finance Corp	6.625	04/15/20	12,831,800
13,200,000		Hexion US Finance Corp	9.000	11/15/20	5,313,000
16,000,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	16,670,000
1,650,000		PolyOne Corp	5.250	03/15/23	1,641,750
7,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	8,043,774
685,000	g	Sealed Air Corp	6.500	12/01/20	774,050
7,000,000	g	Sealed Air Corp	4.875	12/01/22	7,280,000
5,000,000	g	Standard Industries, Inc	5.125	02/15/21	5,118,750
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,690,000
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,691,750
650,000		Steel Dynamics, Inc	6.375	08/15/22	669,500
6,650,000		Teck Resources Ltd	6.125	10/01/35	3,857,000
9,500,000		Teck Resources Ltd	6.250	07/15/41	5,462,500
13,940,000		Tronox Finance LLC	6.375	08/15/20	10,733,800
13,370,000	g	Univar, Inc	6.750	07/15/23	13,136,025
		TOTAL MATERIALS			261,784,383

MEDIA - 9.2%
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,706,250
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	5,112,500
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,324,507
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,064,738
20,900,000		CCO Holdings LLC	5.750	01/15/24	21,762,125
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	20,950,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,833,125
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,042,500
4,075,000		Cinemark USA, Inc	4.875	06/01/23	4,109,434
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	803,700
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	12,028,425
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	1,919,550
6,250,000		DISH DBS Corp	6.750	06/01/21	6,453,125
6,550,000		DISH DBS Corp	5.875	07/15/22	6,206,125
4,030,000		DISH DBS Corp	5.000	03/15/23	3,586,700
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,442,000
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,476,250
4,275,000		Lamar Media Corp	5.875	02/01/22	4,499,437
1,125,000	g	Lamar Media Corp	5.750	02/01/26	1,181,250
675,000	g	Lynx I Corp	5.375	04/15/21	703,688
3,800,000	g	Lynx II Corp	6.375	04/15/23	3,952,000
4,750,000	g	Neptune Finco Corp	10.125	01/15/23	5,082,500
6,650,000	g	Neptune Finco Corp	10.875	10/15/25	7,265,125
4,500,000		Nielsen Finance LLC	4.500	10/01/20	4,601,250
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	12,171,875
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	16,575,000
5,000,000	g	Numericable-SFR	4.875	05/15/19	4,975,000
187

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,250,000		Outfront Media Capital LLC	5.250%	02/15/22	$1,281,250
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,405,687
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,763,000
750,000		Regal Entertainment Group	5.750	02/01/25	753,750
8,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	8,776,740
10,638,000		Starz LLC	5.000	09/15/19	10,850,760
12,250,000	g	Time, Inc	5.750	04/15/22	10,871,875
7,875,000	g	Unitymedia KabelBW GmbH	6.125	01/15/25	8,194,922
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,309,760
5,000,000	g	Univision Communications, Inc	5.125	05/15/23	4,975,000
27,800,000	g	Univision Communications, Inc	5.125	02/15/25	27,452,500
8,000,000	g	UPCB Finance IV Ltd	5.375	01/15/25	8,130,000
3,025,000	g	Virgin Media Finance plc	6.000	10/15/24	3,108,188
10,750,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	10,750,000
		TOTAL MEDIA			278,451,611

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
2,577,000	g	Endo Finance LLC	7.750	01/15/22	2,634,178
2,375,000	g	Endo Finance LLC	5.875	01/15/23	2,262,188
6,700,000	g	Endo Finance LLC	6.000	02/01/25	6,281,250
4,500,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	4,083,750
4,500,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	3,780,000
2,450,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	1,929,375
5,000,000	g	VRX Escrow Corp	5.875	05/15/23	3,918,750
6,250,000	g	VRX Escrow Corp	6.125	04/15/25	4,812,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,701,991

REAL ESTATE - 1.1%
6,300,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	6,126,750
5,225,000		Communications Sales & Leasing, Inc	8.250	10/15/23	4,846,187
2,975,000		Equinix, Inc	4.875	04/01/20	3,077,638
5,625,000		Equinix, Inc	5.375	01/01/22	5,835,938
12,100,000		Equinix, Inc	5.875	01/15/26	12,741,300
		TOTAL REAL ESTATE			32,627,813

RETAILING - 2.7%
20,800,000	g	Argos Merger Sub, Inc	7.125	03/15/23	22,048,000
950,000	g	Asbury Automotive Group, Inc	6.000	12/15/24	959,500
8,525,000		Asbury Automotive Group, Inc	6.000	12/15/24	8,610,250
3,440,000	g	Family Tree Escrow LLC	5.750	03/01/23	3,644,250
8,750,000	g	Guitar Center, Inc	6.500	04/15/19	7,875,000
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,236,750
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,445,000
6,650,000		L Brands, Inc	6.875	11/01/35	7,216,580
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,146,294
14,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	12,348,075
5,000,000		Penske Automotive Group, Inc	5.375	12/01/24	4,962,500
3,050,000		Sally Holdings LLC	5.625	12/01/25	3,248,250
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,275,000
		TOTAL RETAILING			82,015,449
188

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
$5,000,000		Micron Technology, Inc	5.500%	02/01/25	$4,053,125
4,500,000	g	Micron Technology, Inc	5.625	01/15/26	3,555,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,608,125

SOFTWARE & SERVICES - 2.6%
9,500,000	g	First Data Corp	7.000	12/01/23	9,595,000
4,500,000	g	First Data Corp	5.000	01/15/24	4,505,625
6,750,000	g	First Data Corp	5.750	01/15/24	6,749,325
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,055,000
4,750,000	g,o	Infor Software Parent LLC	7.125	05/01/21	3,550,625
4,000,000	g	MSCI, Inc	5.750	08/15/25	4,210,000
6,350,000		NCR Corp	5.875	12/15/21	6,492,875
4,750,000		NCR Corp	6.375	12/15/23	4,892,500
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,120,000
5,000,000	g	Open Text Corp	5.625	01/15/23	5,100,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	4,002,375
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,034,800
14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	13,195,000
8,400,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	8,722,879
		TOTAL SOFTWARE & SERVICES			78,226,004

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
10,550,000	g,o	CommScope, Inc	6.625	06/01/20	10,813,750
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,526,250
23,700,000	g	CommScope, Inc	6.000	06/15/25	24,055,500
5,000,000		International Game Technology	7.500	06/15/19	5,437,500
8,000,000	g	NXP BV	4.625	06/15/22	8,210,000
4,750,000	g	NXP Funding LLC	5.750	02/15/21	4,975,625
9,500,000	g,h	Western Digital Corp	7.375	04/01/23	9,690,000
9,000,000	g,h	Western Digital Corp	10.500	04/01/24	9,005,625
4,400,000		Zebra Technologies Corp	7.250	10/15/22	4,774,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			80,488,250

TELECOMMUNICATION SERVICES - 8.0%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	9,666,250
10,050,000	g	Altice Financing S.A.	6.625	02/15/23	10,075,125
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,026,020
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,078,720
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,023,330
4,375,000		CenturyLink, Inc	6.750	12/01/23	4,254,687
3,300,000		CenturyLink, Inc	7.650	03/15/42	2,722,500
3,200,000		Citizens Communications Co	7.125	03/15/19	3,288,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,344,375
9,400,000		Frontier Communications Corp	8.500	04/15/20	9,646,750
14,095,000	g	Frontier Communications Corp	8.875	09/15/20	14,711,656
4,750,000	g	Frontier Communications Corp	10.500	09/15/22	4,868,750
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,854,125
10,450,000	g	Frontier Communications Corp	11.000	09/15/25	10,502,250
3,400,000		Intelsat Luxembourg S.A.	6.750	06/01/18	2,592,500
11,400,000	g	Level 3 Financing, Inc	5.250	03/15/26	11,485,500
4,950,000	g	Sable International Finance Ltd	6.875	08/01/22	4,950,000
8,257,000		Sprint Capital Corp	6.875	11/15/28	6,027,610
189

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,525,000		Sprint Capital Corp	8.750%	03/15/32	$6,670,813
2,825,000		Sprint Corp	7.250	09/15/21	2,157,594
6,900,000		Sprint Corp	7.875	09/15/23	5,261,250
1,900,000		Sprint Corp	7.625	02/15/25	1,410,750
11,400,000	g	Sprint Nextel Corp	7.000	03/01/20	11,400,000
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	4,978,523
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,532,500
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	12,751,375
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,904,375
15,600,000		T-Mobile USA, Inc	6.731	04/28/22	16,298,880
525,000		T-Mobile USA, Inc	6.836	04/28/23	548,625
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,424,000
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	8,975,813
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,115,062
4,550,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	4,299,750
9,500,000	g	Wind Acquisition Finance S.A.	7.375	04/23/21	8,597,500
14,250,000		Windstream Corp	7.750	10/01/21	11,622,656
2,000,000		Windstream Corp	7.500	04/01/23	1,510,000
		TOTAL TELECOMMUNICATION SERVICES			241,577,614

TRANSPORTATION - 2.7%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	11,809,000
7,750,000	g	Bombardier, Inc	7.500	03/15/18	7,633,750
10,150,000	g	Bombardier, Inc	5.500	09/15/18	9,338,000
6,000,000	g	Bombardier, Inc	7.750	03/15/20	5,160,000
4,500,000	g	Bombardier, Inc	6.000	10/15/22	3,356,550
7,825,000	g	Bombardier, Inc	6.125	01/15/23	5,927,438
14,800,000	g	Bombardier, Inc	7.500	03/15/25	11,248,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	1,767,500
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	8,758,400
12,000,000	g	KLX, Inc	5.875	12/01/22	11,880,000
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,068,750
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,872,000
		TOTAL TRANSPORTATION			82,819,388

UTILITIES - 4.5%
11,145,000		AES Corp	7.375	07/01/21	12,482,400
2,000,000		AES Corp	5.500	04/15/25	1,930,000
2,500,000		AmeriGas Finance LLC	6.750	05/20/20	2,562,500
14,000,000		AmeriGas Finance LLC	7.000	05/20/22	14,350,000
7,108,000		AmeriGas Partners LP	6.250	08/20/19	7,267,930
8,522,000	g	Calpine Corp	7.875	01/15/23	9,033,320
6,000,000	g	Eco Services Operations LLC	8.500	11/01/22	5,520,000
13,873,000		Ferrellgas Partners LP	8.625	06/15/20	12,832,525
8,480,000		Ferrellgas Partners LP	6.500	05/01/21	7,526,000
11,000,000		Ferrellgas Partners LP	6.750	01/15/22	9,762,500
7,500,000	g	Ferrellgas Partners LP	6.750	06/15/23	6,581,250
14,250,000		NGL Energy Partners LP	5.125	07/15/19	8,621,250
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,022,500
6,320,000		NRG Energy, Inc	7.875	05/15/21	6,296,300
5,000,000		NRG Energy, Inc	6.250	07/15/22	4,648,440
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,296,467
190

TIAA-CREF FUNDS - High-Yield Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$7,000,000	NRG Energy, Inc	6.250%	05/01/24	$6,422,500
1,397,000	Suburban Propane Partners LP	7.375	08/01/21	1,421,448
10,200,000	Suburban Propane Partners LP	5.750	03/01/25	9,741,000
	TOTAL UTILITIES			136,318,330

	TOTAL CORPORATE BONDS			2,510,273,379
	(Cost $2,726,657,246)

	TOTAL BONDS			2,510,273,379
	(Cost $2,726,657,246)

SHORT-TERM INVESTMENTS - 4.1%
GOVERNMENT AGENCY DEBT - 1.4%
20,000,000	Federal Home Loan Bank (FHLB)	0.080	04/01/16	20,000,000
9,400,000	FHLB	0.110	04/13/16	9,399,342
12,672,000	FHLB	0.350-0.380	04/15/16	12,670,961
	TOTAL GOVERNMENT AGENCY DEBT			42,070,303

TREASURY DEBT - 2.7%
49,450,000	United States Treasury Bill	0.198-0.281	04/07/16	49,449,110
22,000,000	United States Treasury Bill	0.241-0.245	04/14/16	21,999,098
6,500,000	United States Treasury Bill	0.235	04/21/16	6,499,571
2,950,000	United States Treasury Bill	0.290	06/09/16	2,949,012
	TOTAL TREASURY DEBT			80,896,791

	TOTAL SHORT-TERM INVESTMENTS			122,967,094
	(Cost $122,963,497)

	TOTAL INVESTMENTS - 98.6%			2,975,869,608
	(Cost $3,222,294,893)
	OTHER ASSETS & LIABILITIES, NET - 1.4%			41,576,956
	NET ASSETS - 100.0%			$3,017,446,564

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities was $1,082,999,783 or 35.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
n	In default
o	Payment in Kind Bond
191

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 96.4%

CORPORATE BONDS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
$2,943,704		HNA 2015 LLC	2.369%	09/18/27	$2,994,695
		TOTAL DIVERSIFIED FINANCIALS			2,994,695

		TOTAL CORPORATE BONDS			2,994,695
		(Cost $2,943,704)

GOVERNMENT BONDS - 96.3%

AGENCY SECURITIES - 0.4%
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,631,544
3,000,000		PEFCO	3.250	06/15/25	3,209,541
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	3,052,035
		TOTAL AGENCY SECURITIES			9,893,120

MORTGAGE BACKED - 0.3%
6,866,670		Government National Mortgage Association (GNMA)	3.700	10/15/33	7,592,399
		TOTAL MORTGAGE BACKED			7,592,399

U.S. TREASURY SECURITIES - 95.6%
28,556,043	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	29,072,879
27,404,687	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	28,242,531
131,149,549	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	132,652,261
31,385,867	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	33,052,425
31,174,446	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	32,600,022
134,152,865	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	136,538,908
32,217,837	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	33,996,938
36,850,918	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	39,785,541
109,191,240	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	111,554,248
35,405,893	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,494,242
63,813,527	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	68,325,335
164,895,690	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	168,378,287
70,166,730	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	75,436,532
87,808,291	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	93,857,667
86,119,545	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	90,414,326
74,327,550	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	75,448,261
103,018,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	104,838,225
67,739,100	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	68,317,727
61,078,800	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	62,933,458
72,849,093	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	75,868,323
64,851,800	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	65,092,465
42,008,820	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	42,376,397
67,055,307	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	79,870,046
192

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$57,941,420	k	United States Treasury Inflation Indexed Bonds	0.375%	07/15/25	$59,218,681
39,880,800	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	41,706,583
70,489,242	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	82,550,444
38,775,818	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	47,372,649
49,220,071	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	57,081,206
33,782,302	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	46,526,777
35,519,090	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	44,621,318
31,686,257	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	45,368,700
5,644,319	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	8,172,359
5,000,000		United States Treasury Note	1.000	12/31/17	5,024,025
10,000,000		United States Treasury Note	1.000	03/15/19	10,041,020
10,000,000		United States Treasury Note	2.125	12/31/22	10,390,230
10,000,000		United States Treasury Note	1.625	02/15/26	9,859,770
		TOTAL U.S. TREASURY SECURITIES			2,155,080,806

		TOTAL GOVERNMENT BONDS			2,172,566,325
		(Cost $2,084,214,531)

		TOTAL BONDS			2,175,561,020
		(Cost $2,087,158,235)

SHORT-TERM INVESTMENTS - 2.8%
GOVERNMENT AGENCY DEBT - 0.6%
10,000,000		Federal Home Loan Bank (FHLB)	0.180	04/20/16	9,998,890
3,000,000		FHLB	0.370	05/11/16	2,999,133
		TOTAL GOVERNMENT AGENCY DEBT			12,998,023

TREASURY DEBT - 2.2%
50,000,000		United States Treasury Bill	0.241	04/14/16	49,997,950
		TOTAL TREASURY DEBT			49,997,950

		TOTAL SHORT-TERM INVESTMENTS			62,995,973
		(Cost $62,993,466)

		TOTAL INVESTMENTS - 99.2%			2,238,556,993
		(Cost $2,150,151,701)
		OTHER ASSETS & LIABILITIES, NET - 0.8%			17,403,149
		NET ASSETS - 100.0%			$2,255,960,142

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
193

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 3.6%

CAPITAL GOODS - 0.1%
$1,760,356	i	TransDigm, Inc	3.750%	02/28/20	$1,735,200
		TOTAL CAPITAL GOODS			1,735,200

CONSUMER DURABLES & APPAREL - 0.2%
594,000	i	Hanesbrands, Inc	3.250	04/29/22	596,411
1,631,289	i	PVH Corp	3.250	02/13/20	1,639,853
		TOTAL CONSUMER DURABLES & APPAREL			2,236,264

CONSUMER SERVICES - 0.6%
733,500	i	ARAMARK Corp	3.250	09/07/19	731,300
1,500,000	h,i	ARAMARK Corp	3.250	02/24/21	1,493,745
2,535,000	i	Hilton Worldwide	3.500	10/26/20	2,534,214
1,146,385	i	La Quinta Intermediate Holdings LLC	3.750	04/14/21	1,124,409
2,961,735	i	MGM Resorts International	3.500	12/20/19	2,953,264
		TOTAL CONSUMER SERVICES			8,836,932

DIVERSIFIED FINANCIALS - 0.1%
2,000,000	i	International Lease Finance Corp	3.500	03/06/21	2,002,000
500,000	i	Trans Union LLC	3.500	04/09/21	494,750
		TOTAL DIVERSIFIED FINANCIALS			2,496,750

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
889,254	i	Capsugel Holdings US, Inc	3.500	08/01/18	885,502
1,980,000	i	CHS/Community Health Systems	3.741	12/31/18	1,958,477
126,997	i	CHS/Community Health Systems	4.000	01/27/21	124,722
2,962,312	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,966,014
1,974,684	i	HCA, Inc	3.381	05/01/18	1,973,795
759,494	i	HCA, Inc	3.381	03/18/23	761,871
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,670,381

MATERIALS - 0.1%
2,000,000	h,i	WR Grace & Co-Conn	2.750	02/03/21	1,975,840
		TOTAL MATERIALS			1,975,840

MEDIA - 0.7%
2,969,656	i	AMC Entertainment, Inc	4.000	12/15/22	2,974,289
2,812,500	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	2,794,922
2,000,000	i	CCO Safari III LLC	3.250	08/24/21	1,993,060
730,585	i	CSC Holdings LLC	2.933	04/17/20	729,672
1,372,182	i	Nielsen Finance LLC	3.441	04/15/21	1,372,525
986,900	i	Univision Communications, Inc	4.000	03/01/20	976,103
290,831	i	Univision Communications, Inc	4.000	03/01/20	287,621
		TOTAL MEDIA			11,128,192
194

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$346,500	i	Valeant Pharmaceuticals International, Inc	4.000%	04/01/22	$326,722
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			326,722

RETAILING - 0.1%
1,000,000	h,i	PetSmart, Inc	4.250	03/11/22	995,250
1,000,000	i	Staples Escrow LLC	4.750	02/02/22	998,470
		TOTAL RETAILING			1,993,720

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
2,575,000		Avago Technologies Cayman Finance Ltd	4.250	02/01/23	2,560,657
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,560,657

SOFTWARE & SERVICES - 0.2%
2,962,217	i	IMS Health, Inc	3.500	03/17/21	2,952,974
		TOTAL SOFTWARE & SERVICES			2,952,974

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,815,875	i	CommScope, Inc	3.828	12/29/22	1,811,898
1,974,747	i	GXS Group, Inc	3.250	01/16/21	1,976,386
2,954,583	i	NXP BV	3.250	01/10/20	2,934,019
99,750	i	NXP BV	3.750	12/07/20	99,906
990,000	i	Sensata Technologies BV	3.000	10/14/21	985,674
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			7,807,883

TRANSPORTATION - 0.1%
2,000,000	h,i	American Airlines, Inc	3.500	10/10/21	1,993,500
		TOTAL TRANSPORTATION			1,993,500

UTILITIES - 0.1%
992,500	i	Calpine Corp	3.500	05/27/22	978,387
		TOTAL UTILITIES			978,387

		TOTAL BANK LOAN OBLIGATIONS			55,693,402
		(Cost $55,831,783)

BONDS - 92.6%

CORPORATE BONDS - 37.9%

AUTOMOBILES & COMPONENTS - 0.1%
1,125,000	g	Hyundai Capital America	2.400	10/30/18	1,132,679
		TOTAL AUTOMOBILES & COMPONENTS			1,132,679

BANKS - 13.0%
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	500,050
788,000	g	Bank Nederlandse Gemeenten NV	1.375	09/27/17	791,870
3,000,000	g	Bank Nederlandse Gemeenten NV	1.250	10/29/18	3,004,314
2,675,000		Bank of America Corp	3.750	07/12/16	2,694,549
9,350,000		Bank of America Corp	2.000	01/11/18	9,389,513
195

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,000,000		Bank of America NA	1.650%	03/26/18	$9,989,190
5,000,000		Bank of America NA	1.750	06/05/18	4,999,465
15,000,000		Bank of Nova Scotia	2.125	09/11/19	15,239,295
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,008,505
5,000,000		BB&T Corp	1.350	10/01/17	5,007,815
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,562,500
3,835,000		Capital One Bank USA NA	1.150	11/21/16	3,832,362
1,500,000		Capital One Bank USA NA	1.650	02/05/18	1,489,360
6,750,000		Citigroup, Inc	1.300	11/15/16	6,758,816
2,000,000		Citigroup, Inc	1.800	02/05/18	1,999,152
2,000,000		Citigroup, Inc	1.700	04/27/18	1,993,044
5,000,000		Citigroup, Inc	2.050	12/07/18	5,021,825
3,000,000		Deutsche Bank AG	1.875	02/13/18	2,981,241
5,000,000	g	Dexia Credit Local S.A.	1.875	03/28/19	5,025,045
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	5,017,000
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,499,332
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,692,874
5,000,000		Huntington National Bank	1.300	11/20/16	5,000,365
2,000,000		Industrial & Commercial Bank of China Ltd	2.157	11/13/18	2,011,288
3,000,000		JPMorgan Chase & Co	1.350	02/15/17	3,006,123
5,000,000		JPMorgan Chase & Co	1.700	03/01/18	5,017,085
3,000,000		KeyBank NA	1.700	06/01/18	2,999,892
3,500,000		KeyBank NA	2.350	03/08/19	3,532,382
2,000,000		PNC Bank NA	1.125	01/27/17	2,002,230
5,000,000		PNC Bank NA	1.500	02/23/18	5,005,725
3,800,000		PNC Bank NA	1.850	07/20/18	3,834,109
5,000,000		Royal Bank of Canada	2.000	12/10/18	5,049,490
10,000,000		Royal Bank of Canada	1.875	02/05/20	10,052,360
5,000,000		Royal Bank of Canada	2.100	10/14/20	5,046,400
11,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	10,976,207
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,982,968
1,800,000	g	State Bank of India	4.125	08/01/17	1,848,713
300,000	g	State Bank of India	3.250	04/18/18	305,309
4,000,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	4,012,620
1,000,000		SunTrust Banks, Inc	1.350	02/15/17	1,000,719
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,019,302
5,000,000		Toronto-Dominion Bank	1.625	03/13/18	5,021,050
1,500,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,522,515
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	504,195
1,500,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,545,600
1,000,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,000,497
500,000		Union Bank NA	2.125	06/16/17	502,569
500,000		US Bancorp	1.650	05/15/17	503,455
5,000,000		US Bank NA	1.100	01/30/17	5,011,295
5,000,000		Wells Fargo Bank NA	1.650	01/22/18	5,039,865
1,375,000	g	Zenith Bank plc	6.250	04/22/19	1,242,065
		TOTAL BANKS			198,093,510

CAPITAL GOODS - 1.0%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	3,009,567
475,000		Caterpillar, Inc	1.500	06/26/17	477,596
2,000,000		Eaton Corp	1.500	11/02/17	2,001,862
196

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		John Deere Capital Corp	1.050%	10/11/16	$2,002,656
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,008,700
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,005,735
3,200,000		John Deere Capital Corp	1.600	07/13/18	3,226,061
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,988,860
500,000		United Technologies Corp	1.800	06/01/17	504,872
		TOTAL CAPITAL GOODS			15,225,909

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
4,400,000		Air Lease Corp	2.125	01/15/18	4,356,000
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	3,025,842
5,000,000		Visa, Inc	1.200	12/14/17	5,029,885
1,000,000		Waste Management, Inc	2.600	09/01/16	1,006,452
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,418,179

CONSUMER DURABLES & APPAREL - 0.2%
2,025,000		Newell Rubbermaid, Inc	2.150	10/15/18	2,025,326
1,925,000		Newell Rubbermaid, Inc	2.600	03/29/19	1,953,367
		TOTAL CONSUMER DURABLES & APPAREL			3,978,693

CONSUMER SERVICES - 0.5%
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,009,168
2,500,000		Walt Disney Co	0.875	05/30/17	2,502,635
5,000,000		Walt Disney Co	1.650	01/08/19	5,087,645
		TOTAL CONSUMER SERVICES			8,599,448

DIVERSIFIED FINANCIALS - 7.0%
10,000,000		Ally Financial, Inc	3.500	07/18/16	10,005,000
500,000		American Express Centurion Bank	6.000	09/13/17	530,951
1,000,000		American Express Credit Corp	1.300	07/29/16	1,001,654
1,000,000		American Express Credit Corp	2.800	09/19/16	1,008,532
3,000,000		American Express Credit Corp	1.550	09/22/17	3,009,831
3,400,000		American Express Credit Corp	1.875	11/05/18	3,421,502
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	1,005,842
1,000,000		BNP Paribas S.A.	1.375	03/17/17	1,001,150
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,046,552
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,712,373
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,293,098
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	875,132
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	1,991,880
2,000,000		Ford Motor Credit Co LLC	2.240	06/15/18	1,999,296
4,750,000		Ford Motor Credit Co LLC	2.551	10/05/18	4,770,164
7,118,000	g	GE Capital International Funding Co	0.964	04/15/16	7,118,391
2,312,000		General Motors Financial Co, Inc	2.750	05/15/16	2,316,169
2,750,000		General Motors Financial Co, Inc	2.625	07/10/17	2,766,907
1,000,000		General Motors Financial Co, Inc	2.400	04/10/18	999,895
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,023,196
3,000,000	g	ICICI Bank Ltd	3.500	03/18/20	3,082,596
200,000		International Lease Finance Corp	5.750	05/15/16	200,500
200,000		International Lease Finance Corp	3.875	04/15/18	201,140
3,300,000		Morgan Stanley	1.875	01/05/18	3,310,847
3,000,000		Morgan Stanley	2.200	12/07/18	3,022,602
197

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Morgan Stanley	2.450%	02/01/19	$5,074,225
1,500,000	g	Nacional Financiera SNC	3.375	11/05/20	1,511,250
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	1,001,370
8,300,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	8,442,469
1,000,000		Synchrony Financial	1.875	08/15/17	996,989
410,000		Toyota Motor Credit Corp	1.250	10/05/17	410,740
2,000,000		UBS AG.	1.375	08/14/17	1,995,476
11,000,000		Wells Fargo & Co	1.250	07/20/16	11,019,701
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,540,106
5,000,000		Wells Fargo & Co	1.400	09/08/17	5,009,340
		TOTAL DIVERSIFIED FINANCIALS			106,716,866

ENERGY - 2.6%
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,590,779
2,000,000		Chevron Corp	1.104	12/05/17	1,996,700
5,000,000		Chevron Corp	1.365	03/02/18	5,018,385
3,800,000		Ecopetrol S.A.	4.250	09/18/18	3,847,500
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	2,989,476
5,000,000		Exxon Mobil Corp	1.305	03/06/18	5,023,045
1,500,000	g	Pertamina PT	5.250	05/23/21	1,570,143
500,000	i	Petrobras Global Finance BV	2.238	05/20/16	498,250
3,000,000		Petrobras Global Finance BV	4.875	03/17/20	2,496,600
600,000		Petrobras International Finance Co	5.875	03/01/18	575,880
2,425,000		Petroleos Mexicanos	3.500	07/18/18	2,457,738
3,500,000	g	Petroleos Mexicanos	5.500	02/04/19	3,666,250
2,000,000	g	Petroleos Mexicanos	6.375	02/04/21	2,133,000
1,320,500		Petroleos Mexicanos	2.378	04/15/25	1,350,936
750,000		Statoil ASA	1.200	01/17/18	748,310
1,000,000		Tesoro Corp	4.250	10/01/17	1,015,000
750,000		Total Capital International S.A.	1.500	02/17/17	753,494
1,400,000	g	YPF S.A.	8.500	03/23/21	1,401,750
		TOTAL ENERGY			39,133,236

FOOD & STAPLES RETAILING - 0.4%
1,000,000		CVS Health Corp	1.200	12/05/16	1,002,244
2,875,000	h	SYSCO Corp	1.900	04/01/19	2,893,409
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,455,635
		TOTAL FOOD & STAPLES RETAILING			6,351,288

FOOD, BEVERAGE & TOBACCO - 1.1%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	2,003,872
5,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	5,072,330
600,000		Coca-Cola Co	1.800	09/01/16	602,575
2,000,000		Diageo Capital plc	1.125	04/29/18	1,992,418
675,000	g	HJ Heinz Co	2.000	07/02/18	681,338
1,650,000		JM Smucker Co	1.750	03/15/18	1,656,798
2,050,000		PepsiCo, Inc	1.000	10/13/17	2,053,649
1,350,000		PepsiCo, Inc	1.500	02/22/19	1,367,002
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,009,932
		TOTAL FOOD, BEVERAGE & TOBACCO			16,439,914
198

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
$200,000		Becton Dickinson & Co	1.750%	11/08/16	$200,671
3,300,000		Becton Dickinson & Co	1.450	05/15/17	3,305,508
1,000,000		McKesson Corp	1.292	03/10/17	1,001,848
6,175,000		Medtronic, Inc	1.500	03/15/18	6,228,895
2,875,000		Stryker Corp	2.000	03/08/19	2,903,592
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,247,824
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,012,480
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			20,900,818

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,012,189
375,000		Ecolab, Inc	1.450	12/08/17	374,135
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,386,324

INSURANCE - 0.6%
750,000		Aetna, Inc	1.500	11/15/17	751,589
2,000,000	g	Metropolitan Life Global Funding I	1.300	04/10/17	2,003,174
400,000		Principal Financial Group, Inc	1.850	11/15/17	400,833
5,000,000		UnitedHealth Group, Inc	1.450	07/17/17	5,028,510
425,000		UnitedHealth Group, Inc	1.400	10/15/17	426,657
		TOTAL INSURANCE			8,610,763

MATERIALS - 1.1%
1,000,000	g	Cemex SAB de C.V.	5.875	03/25/19	1,005,000
300,000		Corning, Inc	1.450	11/15/17	298,810
2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,483,502
5,000,000	g	Glencore Funding LLC	2.125	04/16/18	4,668,750
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	2,019,280
5,000,000		Monsanto Co	1.150	06/30/17	4,990,505
1,500,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,503,750
		TOTAL MATERIALS			16,969,597

MEDIA - 0.2%
1,000,000		CBS Corp	4.000	01/15/26	1,044,971
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	630,687
1,000,000		Viacom, Inc	3.500	04/01/17	1,012,371
		TOTAL MEDIA			2,688,029

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
1,200,000		AbbVie, Inc	1.750	11/06/17	1,205,647
4,800,000		AbbVie, Inc	1.800	05/14/18	4,832,851
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,416,347
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,945,763
450,000		Actavis Funding SCS	3.000	03/12/20	463,025
700,000		Actavis Funding SCS	3.800	03/15/25	728,461
1,000,000		Amgen, Inc	1.250	05/22/17	1,002,035
1,300,000		Celgene Corp	2.125	08/15/18	1,314,910
600,000		Johnson & Johnson	2.150	05/15/16	601,122
5,000,000		Johnson & Johnson	1.125	03/01/19	5,013,135
2,500,000	g	Mylan NV	3.000	12/15/18	2,534,745
3,275,000		Perrigo Co plc	1.300	11/08/16	3,259,771
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,317,812
199

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.1%
$1,000,000		Ventas Realty LP	1.250%	04/17/17	$995,892
		TOTAL REAL ESTATE			995,892

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,025,090
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,025,090

SOFTWARE & SERVICES - 0.4%
800,000		Baidu, Inc	3.000	06/30/20	812,088
5,000,000		Fidelity National Information Services, Inc	2.850	10/15/18	5,082,320
		TOTAL SOFTWARE & SERVICES			5,894,408

TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
5,000,000		Amphenol Corp	1.550	09/15/17	4,991,670
3,000,000		Apple, Inc	1.000	05/03/18	3,006,564
2,225,000		Apple, Inc	1.700	02/22/19	2,259,358
250,000		CC Holdings GS V LLC	2.381	12/15/17	252,152
1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,003,148
1,500,000		Cisco Systems, Inc	1.650	06/15/18	1,522,776
5,000,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	5,033,100
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,013,066
4,950,000		L-3 Communications Corp	1.500	05/28/17	4,933,378
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	480,420
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			24,495,632

TELECOMMUNICATION SERVICES - 0.8%
980,000		Alibaba Group Holding Ltd	1.625	11/28/17	979,454
1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,008,950
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,004,209
1,000,000	i	America Movil SAB de C.V.	1.632	09/12/16	999,603
1,330,000		AT&T, Inc	1.400	12/01/17	1,329,778
1,825,000		British Telecommunications plc	1.625	06/28/16	1,827,281
750,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	262,500
5,000,000		Verizon Communications, Inc	1.350	06/09/17	5,014,635
		TOTAL TELECOMMUNICATION SERVICES			12,426,410

TRANSPORTATION - 0.3%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,279,969
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,000,501
		TOTAL TRANSPORTATION			4,280,470

UTILITIES - 2.7%
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,137,246
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	4,997,980
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,006,946
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,990,936
1,000,000		Duke Energy Corp	2.100	06/15/18	1,004,907
2,000,000	g	Electricite de France	1.150	01/20/17	1,995,792
200

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000	g	Eskom Holdings SOC Ltd	5.750%	01/26/21	$1,104,240
1,325,000		Exelon Corp	1.550	06/09/17	1,322,985
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	570,755
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,761,694
600,000		Kinder Morgan, Inc	2.000	12/01/17	593,619
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,534,520
1,000,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	1,010,611
1,225,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,222,649
1,025,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	996,025
4,225,000		Northeast Utilities	1.600	01/15/18	4,204,483
1,500,000		Northeast Utilities	1.450	05/01/18	1,486,893
2,000,000		Sempra Energy	2.300	04/01/17	2,012,862
2,825,000		Southern Power Co	1.850	12/01/17	2,845,950
1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,625,715
5,000,000		Xcel Energy, Inc	0.750	05/09/16	4,999,325
		TOTAL UTILITIES			42,426,133

		TOTAL CORPORATE BONDS			579,507,100
		(Cost $577,065,437)

GOVERNMENT BONDS - 22.4%

AGENCY SECURITIES - 2.9%
5,000,000		Federal Home Loan Bank (FHLB)	0.625	12/28/16	5,004,460
14,000,000		FHLB	0.875	05/24/17	14,029,820
7,345,000	g	Hospital for Special Surgery	3.500	01/01/23	7,583,646
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,032,190
2,000,000		PEFCO	2.250	03/15/20	2,066,552
3,000,000		PEFCO	2.300	09/15/20	3,112,752
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	6,104,070
		TOTAL AGENCY SECURITIES			43,933,490

FOREIGN GOVERNMENT BONDS - 6.1%
1,250,000		Brazilian Government International Bond	4.875	01/22/21	1,262,500
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	1,005,971
1,500,000		Colombia Government International Bond	4.375	07/12/21	1,563,750
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,025,270
500,000	g	Dominican Republic International Bond	7.500	05/06/21	546,000
2,125,000		Export-Import Bank of Korea	1.750	02/27/18	2,127,072
2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,105,901
500,000		Hungary Government International Bond	4.125	02/19/18	517,864
1,250,000		Hydro-Quebec	7.500	04/01/16	1,250,000
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,009,434
20,000,000	g,i	International Finance Facility for Immunisation	0.819	07/05/16	19,996,280
100,000		Italian Republic	5.250	09/20/16	101,784
3,000,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,995,260
15,000,000		KFW	1.875	11/30/20	15,277,320
1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,700,891
3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,745,597
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,498,330
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,023,321
2,000,000		Korea Development Bank	1.500	01/22/18	2,000,952
201

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$410,000	g	Korea Housing Finance Corp	3.500%	12/15/16	$416,206
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	407,093
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,328,445
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,031,500
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,097,410
787,500		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	765,844
500,000		Republic of Hungary	6.250	01/29/20	555,890
350,000	g	Republic of Serbia	5.250	11/21/17	360,949
1,000,000		Republic of Turkey	7.500	07/14/17	1,067,192
625,000	g	Slovenia Government International Bond	4.125	02/18/19	658,875
1,400,000		South Africa Government International Bond	6.875	05/27/19	1,537,984
1,000,000		South Africa Government International Bond	5.500	03/09/20	1,058,850
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,604,365
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,525,409
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,525,779
1,000,000		Turkey Government International Bond	7.000	09/26/16	1,026,800
		TOTAL FOREIGN GOVERNMENT BONDS			93,722,088

MORTGAGE BACKED - 0.6%
6,715		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	6,889
1,159,153		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,163,721
1,876,908		FNMA	2.690	10/01/17	1,909,807
2,133,820		FNMA	3.000	11/01/24	2,235,936
1,859,919		Government National Mortgage Association (GNMA)	2.300	10/15/19	1,861,218
826,483		GNMA	2.176	05/16/39	835,201
1,391,188		GNMA	2.120	05/16/40	1,404,845
		TOTAL MORTGAGE BACKED			9,417,617

MUNICIPAL BONDS - 0.7%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,006,100
5,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	5,031,650
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	503,620
		TOTAL MUNICIPAL BONDS			10,541,370

U.S. TREASURY SECURITIES - 12.1%
10,430,300	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	10,549,810
22,255,860	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	22,725,904
11,315,000	d	United States Treasury Note	0.625	08/15/16	11,325,059
15,000,000	d	United States Treasury Note	0.625	12/31/16	15,005,280
31,455,000	d	United States Treasury Note	0.625	02/15/17	31,459,907
2,142,000		United States Treasury Note	0.500	02/28/17	2,139,824
2,520,000		United States Treasury Note	0.500	03/31/17	2,517,047
2,900,000		United States Treasury Note	0.625	06/30/17	2,898,301
7,000,000		United States Treasury Note	0.625	08/31/17	6,992,069
85,000		United States Treasury Note	0.750	10/31/17	85,036
1,140,000		United States Treasury Note	0.875	11/30/17	1,142,805
7,550,000		United States Treasury Note	1.000	12/15/17	7,584,209
4,070,000		United States Treasury Note	0.750	01/31/18	4,071,591
600		United States Treasury Note	0.875	01/31/18	602
5,000,000		United States Treasury Note	1.375	09/30/18	5,071,485
3,503,000		United States Treasury Note	1.000	03/15/19	3,517,369
54,490,100		United States Treasury Note	1.125	02/28/21	54,292,138
202

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,290,000		United States Treasury Note	2.250%	11/15/25	$3,425,328
		TOTAL U.S. TREASURY SECURITIES			184,803,764

		TOTAL GOVERNMENT BONDS			342,418,329
		(Cost $340,145,553)

STRUCTURED ASSETS -32.3%

ASSET BACKED - 9.6%
220,154	i	Aames Mortgage Trust	6.276	06/25/32	210,706
		Series - 2002 1 (Class A3) (Step Bond)
259,216	i	ACE Securities Corp Home Equity Loan Trust	1.168	08/25/35	255,570
		Series - 2005 HE5 (Class M2)
1,000,000	g	AESOP Funding II	3.270	02/20/18	1,010,196
		Series - 2011 5A (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	999,757
		Series - 2012 5 (Class A)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
3,009,342	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	2,881,967
		Series - 2005 HE1 (Class M1)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	2,999,984
		Series - 2011 3A (Class C)
2,872,612	i	Bear Stearns ALT-A Trust	1.033	06/25/34	2,716,218
		Series - 2004 4 (Class A1)
1,355,073		California Republic Auto Receivables Trust	0.880	12/15/17	1,354,871
		Series - 2015 1 (Class A2)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,496,913
		Series - 2013 1 (Class B)
1,061,440	g	Capital Automotive REIT	5.610	11/15/39	1,078,688
		Series - 2011 1A (Class A)
4,750,000		CarMax Auto Owner Trust	2.080	03/15/18	4,758,198
		Series - 2012 2 (Class C)
4,157,804	i,m	CCR, Inc	0.887	07/10/17	4,120,821
		Series - 2010 CX (Class C)
16,084		Centex Home Equity	5.540	01/25/32	16,046
		Series - 2002 A (Class AF6)
125,056	i	Centex Home Equity	1.078	03/25/34	113,809
		Series - 2004 B (Class M1)
263,636	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	230,466
		Series - 2004 2 (Class 1M2)
6,308,213	i	Connecticut Avenue Securities	1.383	05/25/24	6,225,922
		Series - 2014 C02 (Class 1M1)
4,923,071	i	Connecticut Avenue Securities	1.933	02/25/25	4,928,164
		Series - 2015 C01 (Class 1M1)
8,241,599	i	Connecticut Avenue Securities	2.033	04/25/28	8,239,010
		Series - 2015 C04 (Class 1M1)
9,951,861	i	Connecticut Avenue Securities	2.383	08/25/28	9,964,413
		Series - 2016 C01 (Class 1M1)
14,616,858	i	Countrywide Asset-Backed Certificates	1.007	06/25/35	14,509,393
		Series - 2004 14 (Class M2)
4,424	g,i	CSMC Trust	0.743	11/25/35	4,416
		Series - 2006 CF1 (Class A1)
203

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,772,000	g	DB Master Finance LLC	3.262%	02/20/45	$2,729,173
		Series - 2015 1A (Class A2I)
1,787,759	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	1,829,508
		Series - 2012 1A (Class A2)
3,748,222		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	3,770,233
		Series - 2011 A (Class A1)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,006,034
		Series - 2013 D (Class B)
9,250,000	g	Ford Credit Auto Owner Trust	2.510	04/15/26	9,215,672
		Series - 2014 2 (Class B)
1,000,000		Ford Credit Floorplan Master Owner Trust	2.140	09/15/19	1,002,296
		Series - 2012 5 (Class C)
5,833,333	g	Hertz Vehicle Financing LLC	1.120	08/25/17	5,831,806
		Series - 2013 1A (Class A1)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,582,031
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,015,502
		Series - 2011 1A (Class B2)
4,000,000		Hyundai Auto Receivables Trust	2.010	06/15/21	3,983,913
		Series - 2015 B (Class B)
593,386	i	Lehman XS Trust	0.683	02/25/36	558,767
		Series - 2006 1 (Class 1A1)
3,753,153	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.378	09/25/34	3,759,630
		Series - 2004 WHQ1 (Class M1)
1,319,309	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.213	01/25/36	1,311,611
		Series - 2005 WCH1 (Class M2)
2,388,745	i	People’s Choice Home Loan Securities Trust	1.097	10/25/34	2,354,878
		Series - 2004 2 (Class M1)
6,000,000	i	RAMP	0.943	06/25/35	5,865,827
		Series - 2005 RS6 (Class M2)
3,696,328	i	RAMP	0.833	11/25/35	3,665,301
		Series - 2005 RZ4 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	519,042
		Series - 2006 HI1 (Class M2) (Step Bond)
295,235	i	Saxon Asset Securities Trust	6.120	11/25/30	317,632
		Series - 2002 2 (Class AF6) (Step Bond)
88,110	i	Securitized Asset Backed Receivables LLC	0.733	10/25/35	87,753
		Series - 2006 OP1 (Class A2C)
816,993	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	820,167
		Series - 2012 1A (Class A)
573,028	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	573,626
		Series - 2012 2A (Class A)
592,492	g	Sierra Timeshare Receivables Funding LLC	2.660	08/20/29	591,247
		Series - 2012 3A (Class B)
4,355,348	g	Sierra Timeshare Receivables Funding LLC	2.420	03/20/30	4,320,684
		Series - 2014 1A (Class B)
1,557,486	g	SLM Student Loan Trust	3.480	10/15/30	1,586,831
		Series - 2012 B (Class A2)
2,337	i	Soundview Home Equity Loan Trust	0.733	11/25/35	2,335
		Series - 2005 OPT3 (Class A4)
204

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,654,752	g	SpringCastle America Funding LLC	2.700%	05/25/23	$2,643,817
		Series - 2014 AA (Class A)
5,000,000	g	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes	2.620	01/15/47	5,001,095
		Series - 2015 T2 (Class AT2)
292,744	i	Structured Asset Investment Loan Trust	1.493	11/25/34	289,356
		Series - 2004 10 (Class A9)
2,444,649	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	2,435,742
		Series - 2006 WF1 (Class A5)
580,821	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.653	10/25/36	576,767
		Series - 2006 GEL4 (Class A2)
1,418	i	Wells Fargo Home Equity Trust	0.573	07/25/36	1,417
		Series - 2006 2 (Class A3)
2,985,000	g	Wendys Funding LLC	3.371	06/15/45	2,930,255
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			146,295,477

OTHER MORTGAGE BACKED - 22.7%
2,558,339	i	American Home Mortgage Investment Trust	1.033	02/25/45	2,521,152
		Series - 2004 4 (Class 3A)
2,495,000	i	Banc of America Commercial Mortgage Trust	5.851	07/10/44	2,472,538
		Series - 2006 3 (Class AM)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	1,998,318
		Series - 2006 2 (Class AJ)
10,000,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	10,125,068
		Series - 2006 6 (Class AM)
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	8,839,507
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,054,278
		Series - 2007 1 (Class AMFX)
1,181,451	i	Banc of America Funding	0.832	02/20/35	1,114,285
		Series - 2005 A (Class 5A3)
13,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.300	05/11/39	14,271,162
		Series - 2003 PWR2 (Class H)
3,950,000	i	CD Mortgage Trust	6.124	11/15/44	4,074,581
		Series - 2007 CD5 (Class AJ)
7,896,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	7,859,226
		Series - 2006 C4 (Class AJ)
10,000,000	g,i	Citigroup Commercial Mortgage Trust	5.705	12/10/49	10,102,234
		Series - 2007 C6 (Class AMFX)
464,712	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	469,052
		Series - 2007 C6 (Class ASB)
4,144,773	i	Citigroup Mortgage Loan Trust	1.010	10/25/34	4,144,845
		Series - 2004 OPT1 (Class M1)
6,327,777	g,i	Citigroup Mortgage Loan Trust	0.616	05/25/37	6,016,569
		Series - 2015 8 (Class 1A1)
4,989,011	i	COBALT CMBS Commercial Mortgage Trust	5.761	05/15/46	5,156,456
		Series - 2007 C3 (Class A1A)
8,670,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	8,915,545
		Series - 2007 C3 (Class AM)
6,840,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	7,045,316
		Series - 2007 C2 (Class AMFX)
205

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$129,425	i	Commercial Mortgage Trust	5.238%	04/10/37	$129,313
		Series - 2005 GG5 (Class AJ)
4,000,000	i	Commercial Mortgage Trust	5.796	12/10/49	4,037,694
		Series - 2007 C9 (Class B)
2,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	2,056,451
		Series - 2007 GG11 (Class AM)
6,750,000	i	Connecticut Avenue Securities	2.585	09/25/28	6,757,297
		Series - 2016 C02 (Class 1M1)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	9,530,580
		Series - 2007 C4 (Class A1AJ)
9,676,585	i	Credit Suisse Commercial Mortgage Trust	0.671	01/15/49	9,236,428
		Series - 2007 C2 (Class AMFL)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	9,721,218
		Series - 2007 C2 (Class AJ)
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.736	05/15/36	2,083,695
		Series - 2004 C2 (Class E)
13,117		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	13,108
		Series - 2005 C3 (Class AJ)
1,793,848	g	Credit Suisse First Boston Mortgage Securities Corp	6.000	05/17/40	1,852,615
		Series - 1998 C1 (Class F)
5,935,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	5,985,454
		Series - 2006 C4 (Class AM)
2,475,807	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust	5.440	07/25/34	2,516,101
		Series - 2004 5 (Class A5B) (Step Bond)
937,073	i	GSR Mortgage Loan Trust	0.623	08/25/46	904,546
		Series - 2006 OA1 (Class 2A1)
1,122,189	i	Homestar Mortgage Acceptance Corp	0.883	10/25/34	1,101,217
		Series - 2004 5 (Class A1)
317,858	i	Impac CMB Trust	1.093	03/25/35	290,718
		Series - 2004 11 (Class 2A1)
7,134,644	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.845	02/16/25	7,192,527
		Series - 2013 WT (Class B)
6,105,588	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.565	04/15/43	6,097,901
		Series - 2006 LDP6 (Class AJ)
2,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.480	05/15/45	1,994,015
		Series - 2006 LDP8 (Class AJ)
7,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	6,974,485
		Series - 2006 LDP8 (Class B)
3,957,530		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	3,997,056
		Series - 2006 LDP9 (Class A1A)
6,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	6,466,992
		Series - 2007 LD12 (Class AM)
10,691,000	g,i	LB-UBS Commercial Mortgage Trust	5.151	10/15/36	10,976,904
		Series - 2004 C7 (Class K)
11,190,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	11,167,134
		Series - 2007 C1 (Class AJ)
6,028,202	g,i	LVII Resecuritization Trust	3.239	07/31/47	6,024,435
		Series - 2015 A (Class A)
1,983,231	g,i	ML-CFC Commercial Mortgage Trust	0.618	08/12/48	1,881,660
		Series - 2007 5 (Class AMFL)
206

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,000,000	i	Morgan Stanley Capital I Trust	5.389%	11/12/41	$8,876,227
		Series - 2006 HQ10 (Class AJ)
6,880,000	i	Morgan Stanley Capital I Trust	5.834	10/15/42	6,865,042
		Series - 2006 IQ11 (Class AJ)
910,836	i	Morgan Stanley Capital I Trust	0.608	02/12/44	886,181
		Series - 2007 HQ11 (Class AMFL)
405,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	406,653
		Series - 2006 HQ9 (Class AJ)
10,950,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,363,646
		Series - 2007 IQ15 (Class AM)
2,250,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	2,351,247
		Series - 2007 IQ16 (Class AM)
415,692		Morgan Stanley Capital I Trust	4.770	07/15/56	415,457
		Series - 0 IQ9 (Class AJ)
1,250,000		Morgan Stanley Capital I Trust	5.000	07/15/56	1,280,298
		Series - 2005 IQ9 (Class D)
4,056,458	i	Structured Adjustable Rate Mortgage Loan Trust	0.803	07/25/34	3,876,932
		Series - 2004 9XS (Class A)
2,230,570	i	Structured Agency Credit Risk Debt Note (STACR)	1.683	01/25/25	2,229,665
		Series - 2015 DN1 (Class M1)
13,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.833	01/25/25	13,165,900
		Series - 2015 DN1 (Class M2)
3,207,027	i	Structured Agency Credit Risk Debt Note (STACR)	1.483	03/25/25	3,206,518
		Series - 2015 HQ1 (Class M1)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.633	03/25/25	10,032,928
		Series - 2015 HQ1 (Class M2)
9,376,770	i	Structured Agency Credit Risk Debt Note (STACR)	1.533	05/25/25	9,376,767
		Series - 2015 HQ2 (Class M1)
10,060,935	i	Structured Agency Credit Risk Debt Note (STACR)	1.783	04/25/28	10,077,249
		Series - 2015 DNA3 (Class M1)
5,783,859	i	Structured Agency Credit Risk Debt Note (STACR)	1.583	05/25/28	5,777,559
		Series - 2015 HQA2 (Class M1)
9,861,721	i	Structured Agency Credit Risk Debt Note (STACR)	1.883	07/25/28	9,854,157
		Series - 2016 DNA1 (Class M1)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	8,892,317
		Series - 2007 C30 (Class AM)
862,614	i	Wachovia Bank Commercial Mortgage Trust	5.608	05/15/46	886,227
		Series - 2007 C34 (Class A1A)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,172,026
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,649,616
		Series - 2007 C31 (Class AM)
9,635,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	9,850,878
		Series - 2007 C32 (Class AMFX)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,156,511
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			347,819,677

		TOTAL STRUCTURED ASSETS			494,115,154
		(Cost $499,691,498)

		TOTAL BONDS			1,416,040,583
		(Cost $1,416,902,488)
207

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 3.5%
GOVERNMENT AGENCY DEBT - 2.1%
$20,000,000		Federal Home Loan Bank (FHLB)	0.080%	04/01/16	$20,000,000
8,500,000		FHLB	0.110	04/13/16	8,499,405
3,400,000	d	FHLB	0.160	04/26/16	3,399,504
		TOTAL GOVERNMENT AGENCY DEBT			31,898,909

TREASURY DEBT - 1.4%
10,000,000	d	United States Treasury Bill	0.260	04/07/16	9,999,820
10,600,000		United States Treasury Bill	0.245	04/14/16	10,599,565
		TOTAL TREASURY DEBT			20,599,385

		TOTAL SHORT-TERM INVESTMENTS			52,498,294
		(Cost $52,497,939)

		TOTAL INVESTMENTS - 99.7%			1,524,232,279
		(Cost $1,525,232,210)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			5,329,783
		NET ASSETS - 100.0%			$1,529,562,062

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities was $301,178,560 or 19.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
208

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.6%

CORPORATE BONDS - 28.1%

BANKS - 8.2%
$900,000	Bank of America Corp	1.700%	08/25/17	$901,288
250,000	Bank of America NA	2.050	12/07/18	251,901
200,000	Bank of Montreal	1.400	04/10/18	199,987
200,000	Bank of Nova Scotia	1.450	04/25/18	199,842
100,000	Bank of Nova Scotia	1.950	01/15/19	100,774
250,000	Capital One NA	2.350	08/17/18	251,321
300,000	Citigroup, Inc	1.350	03/10/17	300,137
150,000	Citigroup, Inc	1.800	02/05/18	149,936
100,000	Citigroup, Inc	2.050	12/07/18	100,436
250,000	Citizens Bank NA	2.300	12/03/18	251,455
250,000	Citizens Bank NA	2.500	03/14/19	252,498
200,000	Commonwealth Bank of Australia	1.900	09/18/17	201,534
100,000	Commonwealth Bank of Australia	1.750	11/02/18	100,164
250,000	Commonwealth Bank of Australia	2.050	03/15/19	252,231
250,000	Deutsche Bank AG	1.875	02/13/18	248,437
100,000	Discover Bank	2.600	11/13/18	100,267
200,000	Fifth Third Bancorp	2.150	08/20/18	201,659
150,000	Fifth Third Bancorp	2.300	03/15/19	151,383
100,000	HSBC USA, Inc	1.625	01/16/18	99,807
250,000	Huntington National Bank	2.200	11/06/18	251,073
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	251,411
100,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	102,346
600,000	JPMorgan Chase & Co	1.800	01/25/18	603,106
200,000	JPMorgan Chase & Co	1.700	03/01/18	200,683
200,000	JPMorgan Chase & Co	1.850	03/22/19	201,226
175,000	KeyBank NA	2.350	03/08/19	176,619
100,000	Lloyds Bank plc	2.000	08/17/18	100,308
200,000	Lloyds Bank plc	2.050	01/22/19	200,060
250,000	National Bank of Canada	2.100	12/14/18	252,162
250,000	PNC Bank NA	1.800	11/05/18	251,323
250,000	PNC Bank NA	1.950	03/04/19	252,705
250,000	Royal Bank of Canada	1.250	06/16/17	250,298
200,000	Royal Bank of Canada	2.000	12/10/18	201,980
200,000	Sumitomo Mitsui Banking Corp	1.800	07/18/17	200,177
100,000	Sumitomo Mitsui Banking Corp	2.050	01/18/19	100,445
250,000	Toronto-Dominion Bank	1.125	05/02/17	250,200
100,000	Toronto-Dominion Bank	1.950	01/22/19	100,922
250,000	US Bank NA	1.450	01/29/18	251,560
500,000	Wells Fargo Bank NA	1.650	01/22/18	503,986
250,000	Westpac Banking Corp	1.550	05/25/18	250,049
100,000	Westpac Banking Corp	1.950	11/23/18	100,864
	TOTAL BANKS			9,368,560
209

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
CAPITAL GOODS - 1.1%
$250,000	Caterpillar Financial Services Corp	1.250%	08/18/17	$250,797
200,000	Caterpillar Financial Services Corp	1.500	02/23/18	201,118
200,000	Danaher Corp	1.650	09/15/18	202,932
200,000	John Deere Capital Corp	1.125	06/12/17	200,319
100,000	John Deere Capital Corp	1.750	08/10/18	100,957
100,000	John Deere Capital Corp	1.950	01/08/19	101,456
100,000	Lockheed Martin Corp	1.850	11/23/18	101,158
100,000	Pentair Finance S.A.	2.900	09/15/18	100,302
50,000	United Technologies Corp	5.375	12/15/17	53,567
	TOTAL CAPITAL GOODS			1,312,606

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
100,000	Air Lease Corp	2.625	09/04/18	99,383
100,000	eBay, Inc	2.500	03/09/18	101,634
100,000	McGraw-Hill Financial, Inc	2.500	08/15/18	101,346
200,000	Visa, Inc	1.200	12/14/17	201,196
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			503,559

CONSUMER DURABLES & APPAREL - 0.2%
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	100,016
125,000	Newell Rubbermaid, Inc	2.600	03/29/19	126,842
	TOTAL CONSUMER DURABLES & APPAREL			226,858

CONSUMER SERVICES - 0.4%
100,000	McDonald’s Corp	5.350	03/01/18	107,626
100,000	McDonald’s Corp	2.100	12/07/18	102,046
100,000	Walt Disney Co	1.100	12/01/17	100,475
100,000	Walt Disney Co	1.500	09/17/18	101,386
100,000	Walt Disney Co	1.650	01/08/19	101,753
	TOTAL CONSUMER SERVICES			513,286

DIVERSIFIED FINANCIALS - 4.2%
100,000	Abbey National Treasury Services plc	2.000	08/24/18	100,580
100,000	Abbey National Treasury Services plc	2.500	03/14/19	101,155
100,000	American Express Co	1.550	05/22/18	99,662
300,000	American Express Credit Corp	1.550	09/22/17	300,983
75,000	American Express Credit Corp	1.875	11/05/18	75,474
200,000	American Honda Finance Corp	1.550	12/11/17	201,038
100,000	Bank of New York Mellon Corp	1.300	01/25/18	100,150
200,000	BNP Paribas S.A.	1.375	03/17/17	200,230
300,000	Credit Suisse	1.750	01/29/18	300,567
250,000	Ford Motor Credit Co LLC	1.684	09/08/17	248,985
150,000	Ford Motor Credit Co LLC	2.551	10/05/18	150,637
200,000	Ford Motor Credit Co LLC	2.943	01/08/19	203,060
155,000	General Electric Capital Corp	1.250	05/15/17	155,463
300,000	General Electric Capital Corp	1.600	11/20/17	302,923
200,000	General Motors Financial Co, Inc	2.400	04/10/18	199,979
100,000	General Motors Financial Co, Inc	3.100	01/15/19	101,715
700,000	Goldman Sachs Group, Inc	2.375	01/22/18	709,081
100,000	Morgan Stanley	2.125	04/25/18	100,791
210

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Morgan Stanley	2.450%	02/01/19	$101,485
100,000		National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	100,314
50,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	50,051
100,000		PACCAR Financial Corp	1.650	02/25/19	100,397
100,000		Synchrony Financial	2.600	01/15/19	100,231
50,000		Toyota Motor Credit Corp	1.750	05/22/17	50,441
200,000		Toyota Motor Credit Corp	1.250	10/05/17	200,361
100,000		Toyota Motor Credit Corp	1.700	02/19/19	100,952
250,000		UBS AG.	1.375	06/01/17	249,697
100,000		Wells Fargo & Co	1.500	01/16/18	100,598
		TOTAL DIVERSIFIED FINANCIALS			4,807,000

ENERGY - 2.6%
200,000		Anadarko Petroleum Corp	6.375	09/15/17	209,444
200,000		BP Capital Markets plc	1.375	05/10/18	198,847
100,000		Chevron Corp	1.344	11/09/17	100,580
200,000		Chevron Corp	1.718	06/24/18	201,988
100,000		Chevron Corp	1.790	11/16/18	101,223
100,000		ConocoPhillips Co	1.050	12/15/17	98,565
200,000		Enterprise Products Operating LLC	1.650	05/07/18	199,298
100,000		Exxon Mobil Corp	1.439	03/01/18	100,768
100,000		Exxon Mobil Corp	1.708	03/01/19	101,237
100,000		Marathon Petroleum Corp	2.700	12/14/18	99,900
50,000		Nabors Industries, Inc	6.150	02/15/18	49,775
500,000		Pemex Project Funding Master Trust	5.750	03/01/18	526,250
75,000	g	Petroleos Mexicanos	5.500	02/04/19	78,562
200,000		Shell International Finance BV	1.125	08/21/17	199,885
100,000		Shell International Finance BV	1.250	11/10/17	100,127
100,000		Shell International Finance BV	1.625	11/10/18	100,460
150,000		Total Capital International S.A.	1.550	06/28/17	150,617
100,000		TransCanada PipeLines Ltd	1.625	11/09/17	100,186
100,000		TransCanada PipeLines Ltd	1.875	01/12/18	99,870
100,000		TransCanada PipeLines Ltd	3.125	01/15/19	101,101
		TOTAL ENERGY			2,918,683

FOOD & STAPLES RETAILING - 0.4%
200,000		CVS Health Corp	1.900	07/20/18	202,947
100,000		Kroger Co	2.000	01/15/19	101,416
150,000	h	SYSCO Corp	1.900	04/01/19	150,960
		TOTAL FOOD & STAPLES RETAILING			455,323

FOOD, BEVERAGE & TOBACCO - 1.6%
200,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	202,893
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	201,106
50,000		Coca-Cola Co	1.150	04/01/18	50,331
100,000		Coca-Cola Co	0.875	10/27/17	100,185
50,000		Diageo Capital plc	5.750	10/23/17	53,517
100,000		Hershey Co	1.600	08/21/18	100,826
200,000	g	HJ Heinz Co	1.600	06/30/17	200,659
100,000		Kraft Foods, Inc	6.500	08/11/17	106,624
200,000		PepsiCo, Inc	1.250	08/13/17	201,083
50,000		PepsiCo, Inc	1.000	10/13/17	50,089
211

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	PepsiCo, Inc	1.500%	02/22/19	$101,259
200,000	Philip Morris International, Inc	5.650	05/16/18	218,868
100,000	Philip Morris International, Inc	1.375	02/25/19	100,338
100,000	Reynolds American, Inc	2.300	06/12/18	102,010
	TOTAL FOOD, BEVERAGE & TOBACCO			1,789,788

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
100,000	Becton Dickinson & Co	1.800	12/15/17	100,429
200,000	Express Scripts Holding Co	2.650	02/15/17	202,620
100,000	Medtronic, Inc	1.375	04/01/18	100,604
100,000	St. Jude Medical, Inc	2.000	09/15/18	101,110
100,000	Stryker Corp	2.000	03/08/19	100,994
100,000	Thermo Fisher Scientific, Inc	2.150	12/14/18	100,569
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			706,326

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
50,000	Ecolab, Inc	1.450	12/08/17	49,885
100,000	Ecolab, Inc	2.000	01/14/19	100,907
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			150,792

INSURANCE - 1.0%
250,000	Berkshire Hathaway Finance Corp	1.600	05/15/17	252,107
100,000	Berkshire Hathaway Finance Corp	1.450	03/07/18	100,869
100,000	Berkshire Hathaway Finance Corp	1.700	03/15/19	101,632
100,000	Hartford Financial Services Group, Inc	5.375	03/15/17	103,694
48,000	ING US, Inc	2.900	02/15/18	48,745
100,000	MetLife, Inc	1.903	12/15/17	100,633
100,000	Prudential Financial, Inc	6.100	06/15/17	105,082
200,000	UnitedHealth Group, Inc	1.400	12/15/17	201,071
100,000	UnitedHealth Group, Inc	1.700	02/15/19	100,847
	TOTAL INSURANCE			1,114,680

MATERIALS - 0.5%
50,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	50,044
200,000	Kimberly-Clark Corp	6.125	08/01/17	213,705
100,000	Kimberly-Clark Corp	1.400	02/15/19	100,964
50,000	Rio Tinto Finance USA plc	2.000	03/22/17	50,048
100,000	Rohm and Haas Co	6.000	09/15/17	105,752
	TOTAL MATERIALS			520,513

MEDIA - 0.4%
200,000	Comcast Corp	6.300	11/15/17	216,234
200,000	Time Warner Cable, Inc	5.850	05/01/17	208,498
	TOTAL MEDIA			424,732

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
200,000	AbbVie, Inc	1.750	11/06/17	200,941
100,000	AbbVie, Inc	1.800	05/14/18	100,684
200,000	Actavis Funding SCS	2.350	03/12/18	202,347
200,000	Amgen, Inc	1.250	05/22/17	200,407
100,000	AstraZeneca plc	1.750	11/16/18	100,988
212

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Gilead Sciences, Inc	1.850%	09/04/18	$101,778
200,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	219,078
200,000		Johnson & Johnson	5.550	08/15/17	212,693
100,000		Johnson & Johnson	1.125	03/01/19	100,263
100,000	g	Mylan NV	3.000	12/15/18	101,390
50,000		Pfizer, Inc	1.500	06/15/18	50,623
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,591,192

REAL ESTATE - 0.2%
100,000		Health Care REIT, Inc	4.700	09/15/17	103,973
100,000		Simon Property Group LP	2.150	09/15/17	101,081
		TOTAL REAL ESTATE			205,054

RETAILING - 0.5%
100,000		Best Buy Co, Inc	5.000	08/01/18	104,375
100,000		Costco Wholesale Corp	5.500	03/15/17	104,532
200,000		Target Corp	5.375	05/01/17	209,636
100,000		Wal-Mart Stores, Inc	1.125	04/11/18	100,764
		TOTAL RETAILING			519,307

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
250,000		Intel Corp	1.350	12/15/17	252,052
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			252,052

SOFTWARE & SERVICES - 0.8%
100,000		Fidelity National Information Services, Inc	2.850	10/15/18	101,646
200,000		International Business Machines Corp	5.700	09/14/17	213,560
100,000		International Business Machines Corp	1.800	05/17/19	101,072
100,000		Juniper Networks, Inc	3.125	02/26/19	101,719
100,000		Microsoft Corp	1.300	11/03/18	100,989
50,000		Oracle Corp	1.200	10/15/17	50,280
200,000		Oracle Corp	5.750	04/15/18	218,702
		TOTAL SOFTWARE & SERVICES			887,968

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
200,000		Apple, Inc	1.000	05/03/18	200,438
100,000		Apple, Inc	1.300	02/23/18	100,787
200,000		Cisco Systems, Inc	1.650	06/15/18	203,037
100,000		Cisco Systems, Inc	1.600	02/28/19	101,463
200,000		EMC Corp	1.875	06/01/18	196,010
200,000		General Electric Co	5.250	12/06/17	214,451
100,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	100,662
100,000	g	Hewlett-Packard Enterprise Co	2.850	10/05/18	101,696
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,218,544

TELECOMMUNICATION SERVICES - 0.7%
300,000		AT&T, Inc	1.400	12/01/17	299,950
100,000		Telefonica Emisiones SAU	3.192	04/27/18	102,607
200,000		Verizon Communications, Inc	1.350	06/09/17	200,585
200,000		Vodafone Group plc	1.500	02/19/18	199,831
		TOTAL TELECOMMUNICATION SERVICES			802,973
213

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TRANSPORTATION - 0.2%
$150,000		Burlington Northern Santa Fe LLC	5.650%	05/01/17	$157,319
50,000		United Parcel Service, Inc	1.125	10/01/17	50,154
		TOTAL TRANSPORTATION			207,473

UTILITIES - 1.3%
100,000		American Electric Power Co, Inc	1.650	12/15/17	99,407
100,000		Black Hills Corp	2.500	01/11/19	100,963
100,000		Duke Energy Corp	1.625	08/15/17	100,169
100,000		Exelon Corp	1.550	06/09/17	99,848
50,000		Georgia Power Co	5.700	06/01/17	52,548
100,000		Georgia Power Co	1.950	12/01/18	101,049
100,000		Kinder Morgan, Inc	2.000	12/01/17	98,936
200,000		MidAmerican Energy Holdings Co	5.750	04/01/18	215,467
200,000		NextEra Energy Capital Holdings, Inc	2.056	09/01/17	201,094
100,000		NextEra Energy Capital Holdings, Inc	2.300	04/01/19	100,598
100,000		Southern Power Co	1.850	12/01/17	100,742
50,000		Virginia Electric and Power Co	1.200	01/15/18	49,821
100,000		Wisconsin Public Service Corp	1.650	12/04/18	100,391
100,000		Xcel Energy, Inc	1.200	06/01/17	99,789
		TOTAL UTILITIES			1,520,822

		TOTAL CORPORATE BONDS			32,018,091
		(Cost $31,877,831)

GOVERNMENT BONDS - 71.5%

AGENCY SECURITIES - 6.9%
730,000		Federal Home Loan Banks (FHLB)	0.875	03/10/17	731,529
1,000,000		FHLB	2.250	09/08/17	1,021,311
500,000		FHLB	1.125	04/25/18	503,869
2,800,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	03/08/17	2,809,095
800,000	j	Federal National Mortgage Association (FNMA)	0.000	06/01/17	793,212
2,000,000		FNMA	0.875	08/28/17	2,004,830
		TOTAL AGENCY SECURITIES			7,863,846

FOREIGN GOVERNMENT BONDS - 6.9%
500,000		African Development Bank	0.875	05/15/17	499,837
100,000		African Development Bank	0.750	11/03/17	99,742
100,000		African Development Bank	1.625	10/02/18	101,420
400,000		Asian Development Bank	0.750	07/28/17	399,010
100,000		Asian Development Bank	1.375	01/15/19	100,883
250,000		Canada Government International Bond	1.125	03/19/18	251,402
100,000		European Bank for Reconstruction & Development	0.750	09/01/17	99,827
1,350,000		European Investment Bank	1.125	09/15/17	1,355,064
100,000		European Investment Bank	1.250	05/15/19	100,282
50,000		Export Development Canada	0.750	12/15/17	49,913
100,000		Export Development Canada	1.000	11/01/18	99,979
100,000		Export Development Canada	1.250	12/10/18	100,338
100,000		Export Development Canada	1.250	02/04/19	100,572
500,000		Inter-American Development Bank	1.125	03/15/17	501,414
214

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Inter-American Development Bank	1.125%	08/28/18	$100,240
650,000	International Bank for Reconstruction & Development	1.000	11/15/17	652,788
100,000	International Bank for Reconstruction & Development	1.000	10/05/18	100,334
100,000	International Bank for Reconstruction & Development	1.250	07/26/19	100,265
500,000	International Finance Corp	1.000	04/24/17	501,262
75,000	International Finance Corp	1.250	11/27/18	75,403
200,000	Italy Government International Bond	5.375	06/12/17	208,820
1,450,000	KFW	0.875	09/05/17	1,450,229
100,000	KFW	1.500	02/06/19	101,137
100,000	Landwirtschaftliche Rentenbank	2.375	09/13/17	102,199
50,000	Mexico Government International Bond	5.625	01/15/17	51,575
300,000	Province of Ontario Canada	1.100	10/25/17	300,443
200,000	Province of Quebec Canada	5.125	11/14/16	205,176
100,000	Republic of Turkey	7.500	07/14/17	106,719
	TOTAL FOREIGN GOVERNMENT BONDS			7,916,273

MUNICIPAL BONDS - 0.1%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	100,633
	TOTAL MUNICIPAL BONDS			100,633

U.S. TREASURY SECURITIES - 57.6%
4,000,000	United States Treasury Note	0.875	05/15/17	4,009,064
7,200,000	United States Treasury Note	0.625	07/31/17	7,193,815
5,500,000	United States Treasury Note	0.625	09/30/17	5,493,125
4,000,000	United States Treasury Note	0.875	11/30/17	4,009,844
500,000	United States Treasury Note	1.000	12/31/17	502,403
10,250,000	United States Treasury Note	0.750	01/31/18	10,254,008
3,500,000	United States Treasury Note	0.750	02/28/18	3,501,232
4,500,000	United States Treasury Note	0.875	03/31/18	4,512,654
2,150,000	United States Treasury Note	0.875	07/15/18	2,154,115
11,250,000	United States Treasury Note	1.000	09/15/18	11,305,372
1,700,000	United States Treasury Note	0.875	10/15/18	1,702,922
2,800,000	United States Treasury Note	1.250	11/15/18	2,830,845
3,000,000	United States Treasury Note	1.250	12/15/18	3,034,452
2,400,000	United States Treasury Note	0.750	02/15/19	2,393,251
2,750,000	United States Treasury Note	1.000	03/15/19	2,761,281
	TOTAL U.S. TREASURY SECURITIES			65,658,383

	TOTAL GOVERNMENT BONDS			81,539,135
	(Cost $81,379,375)

	TOTAL BONDS			113,557,226
	(Cost $113,257,206)

	TOTAL INVESTMENTS - 99.6%			113,557,226
	(Cost $113,257,206)
	OTHER ASSETS & LIABILITIES, NET - 0.4%			416,195
	NET ASSETS - 100.0%			$113,973,421
215

TIAA-CREF FUNDS - Short-Term Bond Index Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities was $582,969 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
j	Zero coupon
216

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.9%

CAPITAL GOODS - 0.2%
$1,125,000	i	Manitowoc Foodservice, Inc	5.750%	03/03/23	$1,128,746
		TOTAL CAPITAL GOODS			1,128,746
ENERGY - 0.1%
42,146	i	Granite Acquisition, Inc	5.000	12/19/21	39,828
945,881	i	Granite Acquisition, Inc	5.000	12/19/21	893,858
		TOTAL ENERGY			933,686

MEDIA - 0.2%
1,325,000	i	CCO Safari III LLC	3.500	01/24/23	1,325,371
		TOTAL MEDIA			1,325,371

RETAILING - 0.1%

650,000	i	KAR Auction Services, Inc	4.250	03/09/23	651,352
		TOTAL RETAILING			651,352

UTILITIES - 0.3%
863,763	i	ExGen Renewables I LLC	5.250	02/06/21	861,603
1,907,321	i	Terra-Gen Finance Co LLC	5.250	12/09/21	1,525,857
		TOTAL UTILITIES			2,387,460

		TOTAL BANK LOAN OBLIGATIONS			6,426,615
		(Cost $6,804,699)
BONDS - 95.0%

CORPORATE BONDS - 33.9%

AUTOMOBILES & COMPONENTS - 0.2%
1,575,000		Delphi Automotive plc	3.150	11/19/20	1,608,670
		TOTAL AUTOMOBILES & COMPONENTS			1,608,670
BANKS - 6.1%
3,200,000		Bank of America Corp	1.350	11/21/16	3,203,225
3,000,000		Bank of America Corp	1.950	05/12/18	3,003,846
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,015,953
2,906,000	i	BOK Financial Corp	1.307	05/15/17	2,849,926
2,150,000	i	Chittenden Corp	1.302	02/14/17	2,139,648
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	256,398
500,000		Discover Bank	4.200	08/08/23	522,824
500,000		Huntington Bancshares, Inc	2.600	08/02/18	504,151
500,000		Huntington National Bank	1.375	04/24/17	499,222
3,000,000	g	ING Bank NV	2.000	11/26/18	3,009,114
217

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	g	Intesa Sanpaolo S.p.A	5.017%	06/26/24	$468,397
2,500,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	2,432,380
2,100,000		KeyBank NA	2.350	03/08/19	2,119,429
1,850,000	i	Manufacturers & Traders Trust Co	0.919	07/25/17	1,844,668
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	978,348
1,000,000		Northern Trust Corp	3.375	08/23/21	1,062,822
2,088,000		People’s United Financial, Inc	3.650	12/06/22	2,088,088
2,000,000		Royal Bank of Canada	1.875	02/05/20	2,010,472
3,000,000		Royal Bank of Canada	2.100	10/14/20	3,027,840
250,000		Silicon Valley Bank	6.050	06/01/17	259,998
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	498,919
2,220,000		SVB Financial Group	3.500	01/29/25	2,195,005
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	3,022,665
4,000,000		Toronto-Dominion Bank	2.125	04/07/21	3,993,200
		TOTAL BANKS			43,006,538

CAPITAL GOODS - 1.0%
1,150,000	g	Anixter, Inc	5.500	03/01/23	1,164,375
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,061,370
250,000		Pentair Finance S.A.	1.875	09/15/17	249,313
500,000		Pentair Finance S.A.	2.650	12/01/19	491,266
1,000,000		Rockwell Automation, Inc	2.050	03/01/20	1,011,818
500,000		Rockwell Collins, Inc	3.700	12/15/23	534,534
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,621,875
		TOTAL CAPITAL GOODS			7,134,551

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,000,000		Air Lease Corp	2.125	01/15/18	990,000
500,000		Air Lease Corp	3.875	04/01/21	508,125
1,000,000		Air Lease Corp	4.250	09/15/24	987,500
2,200,000		Waste Management, Inc	3.900	03/01/35	2,136,017
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,621,642

CONSUMER SERVICES - 1.0%
3,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,146,883
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	1,903,060
2,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	2,078,056
		TOTAL CONSUMER SERVICES			7,127,999

DIVERSIFIED FINANCIALS - 2.8%
500,000	g,i	Armor Re Ltd	4.278	12/15/16	495,500
250,000	i	Bank of New York Mellon Corp	1.176	08/01/18	249,401
250,000	g	Bayer US Finance LLC	2.375	10/08/19	257,766
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,001,400
500,000	g	EDP Finance BV	5.250	01/14/21	521,585
500,000	i	Ford Motor Credit Co LLC	1.870	05/09/16	500,379
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	502,360
2,500,000		Ford Motor Credit Co LLC	2.943	01/08/19	2,538,253
1,000,000	i	Ford Motor Credit Co LLC	1.549	11/04/19	964,940
1,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	1,019,123
3,000,000		Morgan Stanley	2.200	12/07/18	3,022,602
3,000,000	g	Nacional Financiera SNC	3.375	11/05/20	3,022,500
218

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	g	Nederlandse Waterschapsbank NV	2.375%	03/24/26	$3,037,026
250,000	g	RCI Banque S.A.	3.500	04/03/18	257,406
2,000,000		State Street Corp	2.550	08/18/20	2,060,650
		TOTAL DIVERSIFIED FINANCIALS			19,450,891

ENERGY - 3.4%
3,000,000		EOG Resources, Inc	4.150	01/15/26	3,110,799
1,000,000		EOG Resources, Inc	3.900	04/01/35	922,808
3,600,000		EOG Resources, Inc	5.100	01/15/36	3,715,841
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	800,461
336,000		National Oilwell Varco, Inc	2.600	12/01/22	284,918
1,000,000		National Oilwell Varco, Inc	3.950	12/01/42	712,393
500,000	g	Northern Natural Gas Co	4.100	09/15/42	494,036
2,880,000		Occidental Petroleum Corp	2.600	04/15/22	2,904,785
1,455,000		Occidental Petroleum Corp	3.400	04/15/26	1,466,348
1,000,000		Phillips 66	4.650	11/15/34	992,181
1,000,000		Southwestern Energy Co	3.300	01/23/18	800,000
1,000,000		Southwestern Energy Co	4.050	01/23/20	727,500
1,000,000	i	Statoil ASA	0.820	11/09/17	987,702
500,000		Statoil ASA	3.150	01/23/22	513,909
1,000,000		Statoil ASA	2.450	01/17/23	969,814
500,000		Statoil ASA	2.650	01/15/24	487,305
3,000,000		Statoil ASA	3.950	05/15/43	2,860,059
1,000,000	g	Woodside Finance Ltd	3.650	03/05/25	929,348
		TOTAL ENERGY			23,680,207

FOOD & STAPLES RETAILING - 0.2%
1,700,000	i	Kroger Co	1.150	10/17/16	1,700,961
		TOTAL FOOD & STAPLES RETAILING			1,700,961

FOOD, BEVERAGE & TOBACCO - 0.7%
1,000,000		JM Smucker Co	1.750	03/15/18	1,004,120
1,000,000		JM Smucker Co	3.000	03/15/22	1,028,460
825,000		Mead Johnson Nutrition Co	3.000	11/15/20	848,141
2,250,000		PepsiCo, Inc	1.500	02/22/19	2,278,337
		TOTAL FOOD, BEVERAGE & TOBACCO			5,159,058

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	504,323
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	1,004,560
1,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	1,014,282
1,000,000		Owens & Minor, Inc	3.875	09/15/21	1,008,280
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,531,445

INSURANCE - 1.5%
500,000	g	Five Corners Funding Trust	4.419	11/15/23	524,302
1,200,000	g,i	Merna Reinsurance IV Ltd	2.698	04/08/16	1,198,920
1,750,000		Progressive Corp	3.700	01/26/45	1,700,204
2,000,000	i	Prudential Financial, Inc	5.375	05/15/45	1,980,000
219

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,950,000	g	Swiss Re Treasury US Corp	2.875%	12/06/22	$3,968,395
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	985,659
		TOTAL INSURANCE			10,357,480

MATERIALS - 0.9%
2,000,000		Agrium, Inc	3.500	06/01/23	1,984,936
1,000,000		Agrium, Inc	5.250	01/15/45	987,757
2,000,000		International Paper Co	5.000	09/15/35	2,060,644
1,000,000		LyondellBasell Industries NV	4.625	02/26/55	893,630
500,000		Nucor Corp	4.000	08/01/23	521,302
		TOTAL MATERIALS			6,448,269

MEDIA - 1.1%
3,000,000	g	CCO Safari II LLC	3.579	07/23/20	3,066,693
1,770,000	g	CCO Safari II LLC	4.464	07/23/22	1,854,383
3,000,000	g	CCO Safari II LLC	4.908	07/23/25	3,165,621
		TOTAL MEDIA			8,086,697

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,100,000		Biogen, Inc	2.900	09/15/20	1,132,529
3,000,000		Biogen, Inc	3.625	09/15/22	3,173,964
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	465,726
1,150,000		Zoetis, Inc	3.450	11/13/20	1,181,926
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,954,145

REAL ESTATE - 1.2%
2,143,000		Equity One, Inc	6.000	09/15/17	2,254,035
2,332,000		Equity One, Inc	3.750	11/15/22	2,339,362
3,543,000		Regency Centers LP	3.750	06/15/24	3,621,981
450,000		Washington REIT	4.950	10/01/20	479,430
		TOTAL REAL ESTATE			8,694,808

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
5,000,000		Apple, Inc	2.850	02/23/23	5,171,935
250,000		CC Holdings GS V LLC	2.381	12/15/17	252,152
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,424,087

TELECOMMUNICATION SERVICES - 0.1%
500,000		CenturyLink, Inc	6.750	12/01/23	486,250
		TOTAL TELECOMMUNICATION SERVICES			486,250

TRANSPORTATION - 3.3%
2,000,000	i	Canadian National Railway Co	0.787	11/14/17	1,995,000
2,271,251		Delta Airlines	4.250	07/30/23	2,225,826
1,935,882		Delta Airlines	3.625	07/30/27	1,914,103
500,000		GATX Corp	5.200	03/15/44	482,679
1,000,000		GATX Corp	4.500	03/30/45	883,892
3,000,000	g	Kansas City Southern	4.950	08/15/45	3,064,710
2,000,000		Norfolk Southern Corp	4.450	06/15/45	2,065,612
1,750,000		Southwest Airlines Co	2.750	11/06/19	1,800,796
1,000,000		Spirit Airlines, Inc	4.100	04/01/28	1,005,000
220

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,017,871		Union Pacific Railroad Co	3.227%	05/14/26	$4,091,639
3,000,000		Union Pacific Railroad Co	2.695	05/12/27	3,044,448
		TOTAL TRANSPORTATION			22,573,705

UTILITIES - 7.5%
3,000,000		Connecticut Light & Power Co	4.150	06/01/45	3,145,965
2,730,167	g	Continental Wind LLC	6.000	02/28/33	2,993,926
740,000		Delmarva Power & Light Co	4.150	05/15/45	763,840
5,000,000	g	Electricite de France S.A.	3.625	10/13/25	5,103,085
3,000,000		Georgia Power Co	3.250	04/01/26	3,075,477
1,507,880	g	Harper Lake Solar Funding Corp	7.645	12/31/18	1,583,274
1,000,000		Interstate Power & Light Co	3.250	12/01/24	1,030,210
1,250,000		Interstate Power & Light Co	3.400	08/15/25	1,307,292
500,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	505,549
1,000,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	1,032,376
250,000		Northeast Utilities	1.450	05/01/18	247,816
3,570,000		NorthWestern Corp	4.176	11/15/44	3,743,106
2,000,000	i	NSTAR Electric Co	0.858	05/17/16	2,000,018
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,057,582
4,000,000	i	San Diego Gas & Electric Co	0.836	03/09/17	3,983,960
857,144		San Diego Gas & Electric Co	1.914	02/01/22	852,762
1,000,000		Sempra Energy	2.875	10/01/22	988,726
3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	3,098,739
3,000,000	g	Solar Star Funding LLC	5.375	06/30/35	3,478,497
2,825,000		Southern Power Co	1.850	12/01/17	2,845,950
2,875,000		Southern Power Co	4.150	12/01/25	2,963,636
1,500,000	g	TerraForm Power Operating LLC	5.875	02/01/23	1,215,000
2,860,422	g	Topaz Solar Farms LLC	4.875	09/30/39	3,077,777
239,880	g	Topaz Solar Farms LLC	5.750	09/30/39	275,013
1,000,000		WEC Energy Group, Inc	3.550	06/15/25	1,039,325
1,000,000		WGL Holdings, Inc	2.250	11/01/19	1,012,910
		TOTAL UTILITIES			52,421,811

		TOTAL CORPORATE BONDS			237,469,214
		(Cost $234,964,108)

GOVERNMENT BONDS - 48.1%

AGENCY SECURITIES - 13.7%
904,797		Ethiopian Leasing 2012 LLC	2.566	08/14/26	932,966
788,472		Export Lease Ten Co LLC	1.650	05/07/25	780,696
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	501,565
3,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	3,052,218
1,000,000		FNMA	2.625	09/06/24	1,056,385
3,436,239	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	3,761,857
1,225,000	j	Government Trust Certificate	0.000	04/01/21	1,115,966
1,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	1,053,090
1,694,000		Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	1,773,601
840,000	g	Hospital for Special Surgery	3.500	01/01/23	867,292
916,667		Mexican Aircraft Finance V LLC	2.329	01/14/27	934,092
3,000,000		NCUA Guaranteed Notes	2.350	06/12/17	3,056,430
5,300,000		NCUA Guaranteed Notes	3.000	06/12/19	5,616,357
221

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,035,000		NCUA Guaranteed Notes	3.450%	06/12/21	$6,599,876
2,905,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	2,955,625
775,000	j	Overseas Private Investment Corp (OPIC)	0.000	11/11/17	774,698
1,000,000	j	OPIC	0.000	11/15/19	1,048,588
2,000,000		OPIC	2.740	09/15/29	2,016,484
3,000,000		OPIC	3.220	09/15/29	3,138,093
1,000,000		OPIC	3.280	09/15/29	1,050,707
209,560		OPIC	3.540	06/15/30	227,930
220,149		OPIC	3.370	12/15/30	237,577
485,942		OPIC	3.820	12/20/32	534,407
242,971		OPIC	3.938	12/20/32	267,141
973,216		OPIC	3.330	05/15/33	1,026,516
999,646		OPIC	3.160	06/01/33	1,037,267
1,250,000		OPIC	2.810	07/31/33	1,262,881
1,000,000		OPIC	2.940	07/31/33	1,021,082
1,500,000		OPIC	3.250	07/31/33	1,573,495
2,000,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	2,075,168
1,000,000		PEFCO	3.550	01/15/24	1,097,601
3,000,000		PEFCO	2.450	07/15/24	3,047,571
1,000,000		PEFCO	3.250	06/15/25	1,069,847
500,000		Ukraine Government AID Bonds	1.844	05/16/19	506,815
2,700,000		Ukraine Government AID Bonds	1.847	05/29/20	2,746,832
225,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	235,391
1,415,000		US Department of Housing and Urban Development (HUD)	0.830	08/01/16	1,415,916
970,000		HUD	1.220	08/01/16	972,404
2,503,000		HUD	4.480	08/01/16	2,538,142
3,871,000		HUD	0.930	08/01/17	3,876,868
3,176,000		HUD	1.540	08/01/17	3,205,102
3,000,000		HUD	2.910	08/01/17	3,084,825
500,000		HUD	5.300	08/01/17	508,560
122,000		HUD	1.330	08/01/18	123,292
1,000,000		HUD	1.770	08/01/18	1,019,248
4,050,000		HUD	3.120	08/01/18	4,256,036
2,200,000		HUD	4.620	08/01/18	2,390,971
250,000		HUD	2.050	08/01/19	258,362
850,000		HUD	3.300	08/01/19	911,598
450,000		HUD	4.870	08/01/19	503,166
1,573,000		HUD	1.980	08/01/20	1,610,049
410,000		HUD	2.450	08/01/20	428,931
150,000		HUD	3.430	08/01/20	162,990
3,958,000		HUD	2.350	08/01/21	4,094,143
1,361,000		HUD	2.450	08/01/22	1,412,968
500,000		HUD	2.910	08/01/23	528,748
1,300,000		HUD	5.380	08/01/27	1,457,031
2,230,000	i	Housing and Urban Development Corp Ltd	0.941	09/15/30	2,143,588
		TOTAL AGENCY SECURITIES			96,957,045

FOREIGN GOVERNMENT BONDS - 9.7%
3,000,000		African Development Bank	0.750	10/18/16	2,997,969
1,000,000		African Development Bank	2.375	09/23/21	1,042,029
2,000,000		Asian Development Bank	2.125	03/19/25	2,028,544
3,000,000		Canada Government International Bond	1.125	03/19/18	3,016,830
222

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$190,889	g	Carpintero Finance Ltd	2.004%	09/18/24	$192,282
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,923,105
2,225,000		European Investment Bank	2.000	03/15/21	2,277,597
1,000,000		European Investment Bank	2.500	10/15/24	1,043,384
3,000,000		Export Development Canada	0.875	01/30/17	3,003,207
3,000,000		Export Development Canada	1.250	12/10/18	3,010,146
1,000,000		Export Development Canada	1.625	12/03/19	1,015,164
250,000		Export-Import Bank of Korea	1.750	02/27/18	250,244
3,850,000		Hydro Quebec	2.000	06/30/16	3,861,077
5,000,000		Inter-American Development Bank	1.185	07/09/18	5,026,885
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,016,633
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	529,851
1,080,000		International Bank for Reconstruction & Development	0.625	07/12/17	1,079,308
5,000,000	h	International Finance Corp	2.125	04/07/26	5,015,325
3,100,000	g,i	International Finance Facility for Immunisation	0.819	07/05/16	3,099,423
3,000,000		KFW	1.000	01/26/18	3,003,207
1,000,000		KFW	1.750	10/15/19	1,016,718
3,000,000		KFW	1.500	04/20/20	3,016,392
3,000,000		KFW	1.875	11/30/20	3,055,464
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	2,000,140
4,000,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	4,034,608
4,600,000		North American Development Bank	2.300	10/10/18	4,715,437
1,100,000		North American Development Bank	4.375	02/11/20	1,207,298
3,000,000		North American Development Bank	2.400	10/26/22	3,049,041
500,000		Province of Manitoba Canada	3.050	05/14/24	528,254
250,000		Province of Ontario Canada	1.200	02/14/18	249,666
		TOTAL FOREIGN GOVERNMENT BONDS			68,305,228

MORTGAGE BACKED - 9.1%
958,739		Federal Home Loan Mortgage Corp (FHLMC)	3.500	09/15/41	1,004,286
1,532,764		FHLMC	3.000	08/15/42	1,566,796
710,881		FHLMC	3.000	09/15/42	728,282
100,313	i	FHLMC	0.786	10/15/42	100,627
482,373		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	04/01/45	508,184
727,922		FGLMC	3.500	07/01/45	763,705
3,455,242		FGLMC	3.500	10/01/45	3,640,138
2,911,954		FGLMC	4.000	10/01/45	3,163,631
882,425		FGLMC	4.000	12/01/45	953,006
246,768		Federal National Mortgage Association (FNMA)	3.500	11/01/25	262,782
2,884,061		FNMA	2.500	11/01/30	2,963,663
3,457,089		FNMA	3.000	02/01/31	3,613,685
370,233		FNMA	5.000	10/01/33	411,550
950,462		FNMA	3.000	06/01/35	985,910
369,590		FNMA	5.500	01/01/38	418,500
394,488		FNMA	5.500	11/01/38	461,835
870,583		FNMA	4.500	08/01/39	960,371
561,509		FNMA	4.500	10/01/39	620,533
178,146		FNMA	4.500	03/01/40	194,408
501,105		FNMA	4.500	04/01/40	552,877
219,154		FNMA	5.500	04/01/40	248,493
298,712		FNMA	5.500	07/01/40	338,144
1,339,389		FNMA	5.000	09/01/40	1,485,257
223

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$161,121		FNMA	6.000%	10/01/40	$183,786
1,545,481		FNMA	5.000	04/01/41	1,746,510
226,165		FNMA	4.500	11/01/41	246,880
201,531		FNMA	4.500	02/01/42	219,723
267,243		FNMA	4.500	06/01/42	291,500
598,086	i	FNMA	0.933	08/25/42	602,280
559,088	i	FNMA	0.833	11/25/42	557,703
1,194,675		FNMA	3.500	11/25/42	217,441
4,165,160		FNMA	3.000	02/01/43	4,283,541
364,716	i	FNMA	0.783	03/25/43	364,910
833,338		FNMA	4.500	06/01/44	924,602
174,257		FNMA	4.500	06/01/44	193,287
828,184		FNMA	4.500	07/01/44	902,579
100,312	h	FNMA	4.000	08/01/44	109,157
384,305		FNMA	4.500	08/01/44	426,368
738,563		FNMA	4.500	11/01/44	819,365
1,873,918		FNMA	4.000	12/01/44	2,033,373
965,664		FNMA	4.000	01/01/45	1,048,202
959,611		FNMA	4.500	03/01/45	1,064,974
500,713		FNMA	3.500	04/01/45	527,967
4,265,061		FNMA	3.500	07/01/45	4,481,264
2,925,731		FNMA	4.000	07/01/45	3,162,379
1,738,531		FNMA	3.500	02/01/46	1,824,092
997,003		FNMA	3.500	03/01/46	1,046,070
878,727		Government National Mortgage Association (GNMA)	2.690	06/15/33	878,837
136,827		GNMA	5.000	10/20/39	151,546
133,113		GNMA	5.000	06/20/42	147,464
1,528,922		GNMA	3.500	10/20/42	277,453
902,875		GNMA	3.000	12/20/42	938,166
785,195		GNMA	3.000	02/20/43	817,134
430,195		GNMA	3.500	07/15/43	456,599
885,656		GNMA	3.500	09/20/44	941,655
1,496,493		GNMA	3.500	02/20/46	1,584,046
2,014,706		GNMA	3.500	03/20/46	2,132,577
2,300,000		GNMA	4.000	03/20/46	2,467,068
		TOTAL MORTGAGE BACKED			64,017,161

MUNICIPAL BONDS - 10.4%
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,068,100
1,000,000		California Earthquake Authority	2.805	07/01/19	1,024,190
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,055,700
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	259,907
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	519,250
500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	513,835
500,000		Chelan County Public Utility District No	3.603	07/01/21	543,660
2,435,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	2,987,648
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	3,047,070
3,000,000		City of Chicago IL	7.750	01/01/42	2,990,940
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,096,720
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	261,630
355,000		Commonwealth Financing Authority	2.675	06/01/21	360,176
224

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Commonwealth of Massachusetts	5.000%	08/01/33	$585,000
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,151,142
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,517,435
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	3,018,990
500,000	j	Garden State Preservation Trust	0.000	11/01/22	435,005
295,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	298,009
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,834,750
3,000,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	3,199,320
2,000,000	h	Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,016,080
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,007,150
500,000		Michigan Finance Authority	5.000	07/01/22	580,865
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,236,993
500,000		New York State Environmental Facilities Corp	5.807	06/15/39	647,115
250,000	g	Niagara Area Development Corp	4.000	11/01/24	255,820
2,620,000		Ohio State Water Development Authority	4.879	12/01/34	3,084,788
3,000,000	i	Ohio State Water Development Authority	0.381	05/01/38	3,000,030
250,000		Oklahoma Water Resources Board	3.071	04/01/22	267,125
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	207,456
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,320,853
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,659,340
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,031,560
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,017,400
1,000,000		State of California	1.800	04/01/20	1,012,350
1,000,000		State of California	3.750	10/01/37	1,046,660
500,000		State of Michigan	3.590	12/01/26	525,020
1,000,000		State of Texas	3.576	08/01/34	999,350
1,000,000		State of Texas	3.726	08/01/43	1,007,650
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,216,150
500,000		Texas Public Finance Authority	5.250	07/01/17	501,690
3,000,000		Texas Water Development Board	4.648	04/15/50	3,062,400
500,000		University of California	2.676	05/15/21	518,785
1,230,000		University of Cincinnati	3.500	06/01/32	1,276,543
2,000,000		University of New Mexico	3.532	06/20/32	2,007,620
2,000,000		University of Virginia	3.570	04/01/45	2,084,420
655,000		Washington County Clean Water Services	4.828	10/01/22	760,586
530,000		Washington County Clean Water Services	5.078	10/01/24	639,652
250,000		West Virginia Water Development Authority	5.000	11/01/21	296,457
		TOTAL MUNICIPAL BONDS			73,056,385

U.S. TREASURY SECURITIES - 5.2%
12,865,000		United States Treasury Bond	3.000	11/15/45	13,893,698
2,000,000		United States Treasury Bond	2.500	02/15/46	1,950,312
500,000		United States Treasury Note	0.625	08/31/17	499,434
380,000		United States Treasury Note	0.875	11/30/17	380,935
2,675,000		United States Treasury Note	0.750	02/28/18	2,675,942
690,000		United States Treasury Note	1.000	03/15/19	692,830
2,615,000		United States Treasury Note	1.125	02/28/21	2,605,500
2,050,000		United States Treasury Note	2.000	11/30/22	2,112,941
970,000		United States Treasury Note	1.750	01/31/23	983,717
225

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,950,000		United States Treasury Note	1.625%	02/15/26	$10,796,448
		TOTAL U.S. TREASURY SECURITIES			36,591,757

		TOTAL GOVERNMENT BONDS			338,927,576
		(Cost $333,584,066)

STRUCTURED ASSETS - 13.0%

ASSET BACKED - 3.4%
323,323	i	ACE Securities Corp Home Equity Loan Trust	1.168	08/25/35	318,775
		Series - 2005 HE5 (Class M2)
100,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	100,015
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	150,581
		Series - 2015 3 (Class D)
307,604	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	306,290
		Series - 2005 HE7 (Class M2)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	999,995
		Series - 2011 3A (Class C)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	996,863
		Series - 2011 5A (Class C)
925,000	i	Basic Asset Backed Securities Trust	0.743	04/25/36	820,591
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,034,398
		Series - 2014 1A (Class A)
854,181	g,i	CBRE Realty Finance CDO	0.917	04/07/52	339,694
		Series - 2007 1A (Class A2)
757,396	i	Connecticut Avenue Securities	1.933	02/25/25	758,179
		Series - 2015 C01 (Class 1M1)
990,000	g	DB Master Finance LLC	3.262	02/20/45	974,704
		Series - 2015 1A (Class A2I)
997,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	959,587
		Series - 2015 1A (Class A2I)
897,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	868,713
		Series - 2015 1A (Class A2II)
2,691,696	g	HERO Funding Trust	3.840	09/21/40	2,642,765
		Series - 2015 1A (Class A)
832,698	g	HERO Funding Trust	3.990	09/21/40	813,628
		Series - 2014 2A (Class A)
1,976,707	g	HERO Funding Trust	4.050	09/20/41	1,976,529
		Series - 2016 1A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	524,021
		Series - 2010 1A (Class B3)
98,855	i	Lehman XS Trust	0.683	02/25/36	93,087
		Series - 2006 1 (Class 1A1)
179,174	g	Orange Lake Timeshare Trust	3.030	07/09/29	177,830
		Series - 2014 AA (Class B)
89,713	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.213	01/25/36	89,190
		Series - 2005 WCH1 (Class M2)
2,500,000	g	Solarcity Lmc	4.800	09/20/48	2,471,680
		Series - 2016 A (Class A)
226

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$182,277	g	SolarCity LMC	4.800%	11/20/38	$182,713
		Series - 2013 1 (Class A)
453,628	g	SolarCity LMC	4.590	04/20/44	446,361
		Series - 2014 1 (Class A)
940,768	g	SolarCity LMC	4.020	07/20/44	899,737
		Series - 2014 2 (Class A)
663,688	g	SpringCastle America Funding LLC	2.700	05/25/23	660,954
		Series - 2014 AA (Class A)
831,652	i	Structured Asset Securities Corp Mortgage Loan Trust	1.939	04/25/35	779,451
		Series - 2005 7XS (Class 2A1A)
2,000,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	2,003,453
		Series - 2015 B (Class A3)
2,000,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	2,018,109
		Series - 2015 B (Class A4)
		TOTAL ASSET BACKED			24,407,893

OTHER MORTGAGE BACKED - 9.6%
113,519	g	7 WTC Depositor LLC Trust	4.082	03/13/31	114,873
		Series - 2012 7WTC (Class A)
1,000,000	g,i	ACRE Commercial Mortgage Trust	2.941	08/15/31	1,018,427
		Series - 2014 FL2 (Class C)
200,000	i	Banc of America Commercial Mortgage Trust	5.968	05/10/45	184,236
		Series - 2006 2 (Class C)
1,977,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,937,053
		Series - 2006 6 (Class B)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	505,428
		Series - 2007 1 (Class AMFX)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	1,003,617
		Series - 2007 4 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	645,261
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	1,833,057
		Series - 2007 5 (Class AJ)
500,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	435,481
		Series - 2007 4 (Class D)
3,000,000	g	BBCMS Trust	3.593	09/15/32	3,161,350
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust	3.894	09/15/32	2,585,001
		Series - 2015 MSQ (Class B)
1,120,000	i	Bear Stearns Commercial Mortgage Securities	5.915	09/11/42	1,173,594
		Series - 2007 T28 (Class AJ)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	972,387
		Series - 2007 PW17 (Class AJ)
500,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	497,671
		Series - 2006 C4 (Class AJ)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,455,200
		Series - 2007 C3 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	66,841
		Series - 2007 C3 (Class AM)
80,891	i	Commercial Mortgage Trust	5.238	04/10/37	80,821
		Series - 2005 GG5 (Class AJ)
2,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	2,056,451
		Series - 2007 GG11 (Class AM)
227

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,510,000	i	Commercial Mortgage Trust	6.147%	12/10/49	$1,471,853
		Series - 2007 GG11 (Class B)
320,791	i	Countrywide Home Loan Mortgage Pass Through Trust	2.670	11/20/34	302,576
		Series - 2004 HYB6 (Class A2)
500,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	504,010
		Series - 2006 K1A (Class H)
670,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	638,549
		Series - 2007 C4 (Class A1AJ)
2,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	2,392,591
		Series - 2007 C4 (Class AJ)
1,000,000	i	Credit Suisse Commercial Mortgage Trust	0.671	01/15/49	954,513
		Series - 2007 C2 (Class AMFL)
1,250,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,215,152
		Series - 2007 C2 (Class AJ)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,482,573
		Series - 2007 C1 (Class AM)
53,066	i	Impac CMB Trust	1.093	03/25/35	48,535
		Series - 2004 11 (Class 2A1)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	997,584
		Series - 2006 C4 (Class B)
500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	499,839
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	696,118
		Series - 2007 C1 (Class D)
1,693,092	g,i	LVII Resecuritization Trust	3.239	07/31/47	1,692,034
		Series - 2015 A (Class A)
1,100,000	g,i	ML-CFC Commercial Mortgage Trust	0.618	08/12/48	1,043,664
		Series - 2007 5 (Class AMFL)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,006,530
		Series - 2007 6 (Class AM)
3,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	3,150,879
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust	3.446	07/13/29	1,108,517
		Series - 2014 CPT (Class B)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,489,619
		Series - 2007 HQ12 (Class C)
1,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	927,389
		Series - 2007 IQ15 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,075,552
		Series - 2007 IQ15 (Class AM)
2,000,000	i	Morgan Stanley Capital I Trust	6.096	12/12/49	1,830,934
		Series - 2007 IQ16 (Class AJFX)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	916,137
		Series - 2007 IQ16 (Class AJA)
3,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,320,145
		Series - 2010 OBP (Class A)
343,165	i	Structured Agency Credit Risk Debt Note (STACR)	1.683	01/25/25	343,025
		Series - 2015 DN1 (Class M1)
625,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.833	01/25/25	632,976
		Series - 2015 DN1 (Class M2)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.633	03/25/25	1,003,293
		Series - 2015 HQ1 (Class M2)
228

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.233%	03/25/25	$238,228
		Series - 2015 HQ1 (Class M3)
2,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.641	12/15/43	1,894,001
		Series - 2007 C30 (Class AMFL)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.568	01/15/45	972,860
		Series - 2006 C23 (Class F)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	2,201,465
		Series - 2006 C27 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	72,926
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	5.945	05/15/46	744,858
		Series - 2007 C34 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,912,180
		Series - 2007 C34 (Class C)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.622	04/15/47	482,275
		Series - 2007 C31 (Class C)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,227,441
		Series - 2007 C31 (Class AJ)
1,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,022,406
		Series - 2007 C32 (Class AMFX)
2,665,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	504,027
		Series - 2007 C32 (Class J)
2,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,919,710
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	948,979
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	41,358
		Series - 2007 C33 (Class AM)
938,548	i	WaMu Mortgage Pass-Through Certificates	0.863	10/25/45	807,295
		Series - 2005 AR13 (Class A1B2)
		TOTAL OTHER MORTGAGE BACKED			67,461,345

		TOTAL STRUCTURED ASSETS			91,869,238
		(Cost $93,963,986)

		TOTAL BONDS			668,266,028
		(Cost $662,512,160)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250		M&T Bank Corp	6.375	12/30/49	265,537
		TOTAL BANKS			265,537
		TOTAL PREFERRED STOCKS			265,537
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 3.1%
GOVERNMENT AGENCY DEBT - 3.1%
$13,400,000		Federal Home Loan Bank (FHLB)	0.280	04/20/16	13,398,513
229

TIAA-CREF FUNDS - Social Choice Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$7,900,000	FHLB	0.210%	04/29/16	$7,898,712
	TOTAL GOVERNMENT AGENCY DEBT			21,297,225

	TOTAL SHORT-TERM INVESTMENTS			21,297,225
	(Cost $21,296,729)

	TOTAL INVESTMENTS - 99.0%			696,255,405
	(Cost $690,869,213)
	OTHER ASSETS & LIABILITIES, NET - 1.0%			7,246,134
	NET ASSETS - 100.0%			$703,501,539

Abbreviation(s):
CDO	Collateralized Debt Obligation
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities was $117,595,324 or 16.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
230

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 95.0%

ALABAMA - 0.8%
$2,220,000		Mobile County Board of School Commissioners	5.000%	03/01/26	$2,754,887
		TOTAL ALABAMA			2,754,887

ARIZONA - 0.9%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	246,556
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	248,092
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,314,040
		TOTAL ARIZONA			2,808,688

CALIFORNIA - 13.5%
560,000		California Health Facilities Financing Authority	5.000	11/15/33	675,752
715,000	g	California School Finance Authority	5.000	08/01/25	855,569
1,700,000		California State Public Works Board	5.000	11/01/38	1,968,634
1,000,000		California Statewide Communities Development Authority	5.000	08/15/35	1,186,500
5,000,000		Chino Basin Regional Financing Authority	5.000	11/01/38	5,289,350
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,253,920
700,000	h	Kern County Water Agency Improvement District No 4	5.000	05/01/24	862,750
1,000,000	h	Kern County Water Agency Improvement District No 4	5.000	05/01/25	1,246,680
1,500,000	h	Kern County Water Agency Improvement District No 4	5.000	05/01/26	1,886,640
2,480,000		Los Angeles Department of Water & Power	5.000	07/01/44	2,898,723
1,000,000		Oakland Unified School District	5.000	08/01/35	1,151,020
500,000		Oakland Unified School District	5.000	08/01/40	566,425
5,000,000		State of California	5.000	08/01/24	6,292,950
1,000,000		State of California	5.000	09/01/24	1,259,230
3,000,000		State of California	5.000	09/01/24	3,777,690
1,400,000		State of California	5.000	09/01/25	1,783,236
2,000,000		State of California, GO	5.000	02/01/22	2,412,360
2,000,000		State of California, GO	5.000	04/01/22	2,421,180
2,830,000		State of California, GO	5.000	11/01/32	3,002,007
1,000,000		State of California, GO	5.000	11/01/37	1,060,130
1,915,000		Union City Community Redevelopment Agency	5.000	10/01/28	2,351,677
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,064,996
		TOTAL CALIFORNIA			47,267,419

COLORADO - 1.1%
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,393,300
1,000,000		Denver Urban Renewal Authority	5.000	12/01/24	1,241,810
		TOTAL COLORADO			3,635,110
231

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONNECTICUT - 0.5%
$1,400,000		Connecticut State Health & Educational Facility Authority	5.000%	07/01/22	$1,675,100
		TOTAL CONNECTICUT			1,675,100

FLORIDA - 3.4%
1,695,000		City of Miami Beach FL	5.000	09/01/24	2,096,952
1,000,000		County of Orange FL	5.000	10/01/21	1,180,860
1,225,000		JEA Electric System Revenue	5.000	10/01/21	1,457,921
1,250,000		Miami Beach Redevelopment Agency	5.000	02/01/24	1,538,563
1,425,000		Orange County Health Facilities Authority	5.375	10/01/41	1,538,672
3,000,000	h	School District of Broward County	5.000	07/01/26	3,746,640
500,000	h	School District of Broward County	5.000	07/01/31	597,300
		TOTAL FLORIDA			12,156,908

GEORGIA - 2.9%
1,000,000		City of Atlanta Department of Aviation	5.000	01/01/24	1,238,320
1,130,000		Private Colleges & Universities Authority	5.000	04/01/17	1,169,923
1,735,000		Private Colleges & Universities Authority	5.000	04/01/21	1,995,198
5,000,000		Private Colleges & Universities Authority	5.000	04/01/44	5,551,850
		TOTAL GEORGIA			9,955,291

HAWAII - 1.2%
2,500,000		State of Hawaii	5.000	10/01/24	3,136,100
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/41	1,126,740
		TOTAL HAWAII			4,262,840

ILLINOIS - 4.6%
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,099,610
2,085,000		Chicago State University	5.500	12/01/23	2,313,579
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,393,801
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,079,050
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/29	1,049,630
1,500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,683,915
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,129,630
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,491,195
650,000		City of Chicago IL, GO	5.500	01/01/37	645,963
500,000		City of Chicago IL, GO	5.500	01/01/42	496,550
1,000,000		Illinois State Toll Highway Authority	5.000	01/01/24	1,222,900
1,500,000		State of Illinois, GO	5.000	06/15/19	1,663,620
635,000		State of Illinois, GO	6.250	12/15/20	697,046
		TOTAL ILLINOIS			15,966,489

INDIANA - 1.4%
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,368,676
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,273,273
		TOTAL INDIANA			4,641,949
232

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
KANSAS - 0.3%
$1,000,000		Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000%	09/01/22	$1,205,530
		TOTAL KANSAS			1,205,530

KENTUCKY - 0.7%
2,000,000	h	Kentucky Turnpike Authority	5.000	07/01/26	2,504,320
		TOTAL KENTUCKY			2,504,320

LOUISIANA - 1.7%
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,177,250
4,775,000		Parish of St. John the Baptist LA	5.125	06/01/37	4,824,039
		TOTAL LOUISIANA			6,001,289

MARYLAND - 2.5%
4,000,000		County of Montgomery MD, GO	5.000	07/01/21	4,778,480
3,000,000		State of Maryland	5.000	08/01/23	3,734,910
		TOTAL MARYLAND			8,513,390

MASSACHUSETTS - 2.0%
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,163,791
1,000,000		Massachusetts Development Finance Agency	5.000	04/15/25	1,148,610
2,255,000		Massachusetts Development Finance Agency	5.000	10/01/35	2,504,426
2,315,000		Massachusetts School Building Authority	5.000	08/15/37	2,450,890
10,000		Massachusetts School Building Authority	5.000	08/15/37	10,503
		TOTAL MASSACHUSETTS			7,278,220

MICHIGAN - 3.7%
5,150,000		Bridgeport-Spaulding Community School District	3.000	06/22/16	5,158,497
1,500,000		Michigan Finance Authority	5.000	07/01/22	1,761,705
1,100,000		Michigan Finance Authority	5.000	07/01/35	1,238,490
2,000,000		Michigan Finance Authority, GO	5.000	05/01/18	2,158,500
1,000,000		Michigan Finance Authority, GO	5.000	05/01/20	1,139,880
1,000,000		Michigan Finance Authority, GO	5.000	10/01/22	1,221,860
		TOTAL MICHIGAN			12,678,932

MINNESOTA - 2.0%
3,000,000		State of Minnesota	5.000	08/01/23	3,741,990
1,715,000		University of Minnesota	5.000	08/01/21	2,041,227
1,000,000		Western Minnesota Municipal Power Agency	5.000	01/01/22	1,200,280
		TOTAL MINNESOTA			6,983,497

MISSISSIPPI - 2.2%
750,000		Mississippi Development Bank	5.000	04/01/23	899,317
1,500,000		Mississippi Development Bank	5.000	03/01/24	1,782,840
750,000		Mississippi Development Bank	5.000	04/01/24	908,580
1,250,000		Mississippi Development Bank	5.000	03/01/25	1,495,875
1,045,000		Mississippi Development Bank	5.000	03/01/26	1,257,689
233

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Mississippi Development Bank	5.000%	03/01/35	$1,141,710
	TOTAL MISSISSIPPI			7,486,011

MISSOURI - 2.2%
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/24	1,222,220
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,233,390
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,222,690
3,500,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,868,970
	TOTAL MISSOURI			7,547,270

NEBRASKA - 0.3%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,172,940
	TOTAL NEBRASKA			1,172,940

NEW YORK - 18.6%
4,000,000	Board of Cooperative Educational Services for the Sole Supervisory District, GO	1.000	06/17/16	3,999,320
1,600,000	City of Ogdensburg NY	1.500	07/29/16	1,598,400
3,379,000	City of Ogdensburg NY, GO	1.250	04/29/16	3,380,115
1,000,000	County of Nassau NY	5.000	10/01/26	1,241,920
1,225,000	Hornell City School District, GO	1.500	06/24/16	1,226,458
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,171,920
5,000,000	New York City Water & Sewer System	5.250	06/15/40	5,600,900
2,500,000	New York City Water & Sewer System	5.000	06/15/46	2,925,350
5,000,000	New York City Water & Sewer System	5.000	06/15/46	5,807,500
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,010,920
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,390,962
5,000,000	New York State Dormitory Authority	5.000	03/15/41	5,667,500
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,294,420
2,500,000	Salmon River Central School District	2.000	07/22/16	2,508,600
2,895,000	Scio Central School District, GO	1.250	04/08/16	2,895,203
2,548,981	Town of East Bloomfield NY, GO	1.250	05/12/16	2,549,491
2,220,000	Town of Evans NY, GO	1.125	06/10/16	2,217,292
2,395,000	Town of Windham NY, GO	1.125	06/03/16	2,394,689
1,385,000	Troy Capital Resource Corp	5.000	08/01/24	1,683,107
5,000,000	Utica School District	2.000	07/22/16	5,005,800
750,000	Utility Debt Securitization Authority	5.000	06/15/24	915,825
2,530,000	Village of Brocton NY	1.625	07/20/16	2,531,973
1,000,000	Westchester County Local Development Corp	5.000	11/01/24	1,198,630
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,206,910
1,000,000	Westchester County Local Development Corp	5.000	11/01/26	1,199,390
	TOTAL NEW YORK			64,622,595

NORTH CAROLINA - 1.7%
1,000,000	County of Cabarrus NC	5.000	04/01/26	1,268,420
900,000	North Carolina Medical Care Commission	5.000	10/01/18	958,005
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,218,320
1,180,000	North Carolina Medical Care Commission	5.000	10/01/35	1,248,546
	TOTAL NORTH CAROLINA			5,693,291
234

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
OHIO - 4.1%
$115,000	American Municipal Power, Inc	5.250%	02/15/33	$123,258
1,885,000	American Municipal Power, Inc	5.250	02/15/33	2,041,832
1,200,000	City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,447,332
2,000,000	City of Cleveland OH Airport System Revenue	5.000	01/01/25	2,434,060
3,000,000	City of Marion OH	2.000	09/08/16	3,003,780
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,092,900
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,067,540
1,660,000	State of Ohio, GO	5.000	01/15/21	1,923,542
1,000,000	State of Ohio, GO	5.000	08/01/21	1,193,060
	TOTAL OHIO			14,327,304

OKLAHOMA - 0.4%
1,220,000	Oklahoma Development Finance Authority	5.000	08/15/24	1,512,141
	TOTAL OKLAHOMA			1,512,141

PENNSYLVANIA - 2.4%
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	799,810
2,000,000	Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,355,900
2,500,000	Pennsylvania State University	5.000	03/01/40	2,813,450
2,000,000	Philadelphia Gas Works Co	5.000	08/01/25	2,452,580
	TOTAL PENNSYLVANIA			8,421,740

RHODE ISLAND - 2.0%
2,000,000	Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,393,140
1,900,000	Rhode Island Health & Educational Building Corp	5.000	09/01/39	2,126,670
2,000,000	State of Rhode Island, GO	5.000	08/01/21	2,373,640
	TOTAL RHODE ISLAND			6,893,450

SOUTH CAROLINA - 0.3%
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,152,256
	TOTAL SOUTH CAROLINA			1,152,256

SOUTH DAKOTA - 0.6%
390,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/22	463,566
415,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/23	499,809
500,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/24	610,570
465,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/25	565,180
	TOTAL SOUTH DAKOTA			2,139,125

TENNESSEE - 3.0%
1,145,000	Rutherford County Health & Educational Facilities Board	5.000	11/15/40	1,269,977
2,855,000	Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/26	2,902,764
6,000,000	Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/36	6,092,520
	TOTAL TENNESSEE			10,265,261
235

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TEXAS - 7.4%
$1,000,000		Central Texas Regional Mobility Authority	5.000%	01/01/35	$1,148,110
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,272,413
1,000,000	h	City of Houston TX	5.000	03/01/26	1,250,500
1,000,000	h	County of Denton TX	5.000	07/15/25	1,267,800
1,220,000		Dallas Area Rapid Transit	5.000	12/01/37	1,421,349
1,570,000	h	Houston Independent School District	5.000	02/15/24	1,952,311
3,000,000		State of Texas	5.000	10/01/23	3,729,150
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	475,780
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,878,310
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/36	1,070,040
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,653,232
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,731,080
5,000,000		Texas Transportation Commission State Highway Fund	5.000	10/01/23	6,227,250
		TOTAL TEXAS			25,077,325

VIRGIN ISLANDS - 1.5%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,402,420
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,850,125
		TOTAL VIRGIN ISLANDS			5,252,545

VIRGINIA - 0.2%
200,000		Alexandria Industrial Development Authority	2.000	10/01/16	201,012
250,000		Alexandria Industrial Development Authority	3.000	10/01/17	256,395
		TOTAL VIRGINIA			457,407

WASHINGTON - 4.4%
1,955,000		Energy Northwest	5.000	07/01/23	2,377,769
750,000	h	Energy Northwest	5.000	07/01/24	938,617
3,150,000		Port of Seattle WA	5.500	09/01/17	3,353,270
2,000,000		Skagit County Public Hospital District No	5.625	12/01/25	2,131,300
2,150,000		State of Washington	5.000	08/01/38	2,475,231
3,000,000		State of Washington, GO	5.250	02/01/22	3,651,060
		TOTAL WASHINGTON			14,927,247

WEST VIRGINIA - 0.5%
1,500,000		City of Princeton WV	5.000	05/01/21	1,702,830
		TOTAL WEST VIRGINIA			1,702,830

		TOTAL LONG-TERM MUNICIPAL BONDS			328,940,597
		(Cost $319,219,747)

		TOTAL INVESTMENTS - 95.0%			328,940,597
		(Cost $319,219,747)
		OTHER ASSETS & LIABILITIES, NET - 5.0%			17,313,619
		NET ASSETS - 100.0%			$346,254,216

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2016, the aggregate value of these securities was $6,108,114 or 1.8% of net assets.
h	These securities were purchased on a delayed delivery basis.
236

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 4.1%
$5,000,000		Banco Del Estado De Chile	0.570%	04/07/16	$5,000,000
5,000,000		Banco Del Estado De Chile	0.570	05/17/16	5,000,000
3,000,000		Banco Del Estado De Chile	0.590	06/10/16	3,000,000
5,000,000		Banco Del Estado De Chile	0.570	06/21/16	5,000,000
5,000,000		Korea Development Bank	0.600	05/25/16	4,999,241
5,000,000		Toronto-Dominion Bank	0.470	05/19/16	5,000,000
5,000,000		Wells Fargo Bank NA	0.580	04/18/16	5,000,000
		TOTAL CERTIFICATE OF DEPOSIT			32,999,241

COMMERCIAL PAPER - 38.5%
5,000,000		American Honda Finance Corp	0.490	04/11/16	4,999,319
5,000,000		American Honda Finance Corp	0.450	04/12/16	4,999,312
10,000,000		American Honda Finance Corp	0.490	04/13/16	9,998,367
4,000,000	y	Apple, Inc	0.450	04/26/16	3,998,750
600,000	y	Australia & New Zealand Banking Group Ltd	0.620	04/29/16	599,711
1,700,000	y	Australia & New Zealand Banking Group Ltd	0.620	06/01/16	1,698,214
500,000	y	Bedford Row Funding Corp	0.440	04/05/16	499,976
4,000,000	y	Bedford Row Funding Corp	0.670	04/19/16	3,998,660
4,000,000	y	Bedford Row Funding Corp	0.630	06/06/16	3,995,380
1,000,000	y	CAFCO LLC	0.480	05/09/16	999,493
500,000	y	CAFCO LLC	0.590	06/16/16	499,377
5,000,000	y	Ciesco LLC	0.580	06/13/16	4,994,119
3,000,000	y	Coca-Cola Co	0.430	05/23/16	2,998,137
2,000,000	y	Coca-Cola Co	0.430	05/24/16	1,998,734
2,000,000	y	DBS Bank Ltd	0.495	05/16/16	1,998,763
2,000,000	y	DBS Bank Ltd	0.500	05/17/16	1,998,722
3,000,000	y	DBS Bank Ltd	0.480	05/27/16	2,997,760
4,875,000	y	Fairway Finance Co LLC	0.500-0.570	05/10/16	4,872,018
2,000,000	y	Fairway Finance Co LLC	0.580	06/16/16	1,997,551
5,000,000	y	Fairway Finance Co LLC	0.580	05/03/16	4,997,422
2,000,000	y	Hydro-Quebec	0.400	04/08/16	1,999,844
2,000,000	y	Hydro-Quebec	0.470	05/09/16	1,999,008
5,000,000	y	Johnson & Johnson	0.420	04/19/16	4,998,950
265,000		JPMorgan Chase Bank NA	0.420	04/05/16	264,988
140,000		JPMorgan Chase Bank NA	0.670	06/06/16	139,828
1,000,000		JPMorgan Chase Bank NA	0.650	06/23/16	998,501
359,000		JPMorgan Chase Bank NA	0.720	07/07/16	358,304
112,000		JPMorgan Chase Bank NA	0.720	07/15/16	111,765
3,000,000		Korea Development Bank	0.460	04/19/16	2,999,310
1,500,000		Korea Development Bank	0.500	04/25/16	1,499,500
4,700,000		Korea Development Bank	0.590	06/24/16	4,693,530
2,260,000	y	Liberty Street Funding LLC	0.470	05/10/16	2,258,849
3,000,000	y	Liberty Street Funding LLC	0.580	06/14/16	2,996,423
1,550,000	y	Microsoft Corp	0.410	05/04/16	1,549,417
237

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,410,000	y	Microsoft Corp	0.425%	05/25/16	$2,408,464
6,250,000	y	Microsoft Corp	0.400	06/08/16	6,245,278
965,000	y	National Australia Bank Ltd	0.520	05/06/16	964,512
4,010,000	y	National Australia Bank Ltd	0.460-0.670	05/13/16	4,007,614
2,000,000	y	National Australia Bank Ltd	0.800	09/19/16	1,992,400
655,000	y	Nestle Capital Corp	0.490	04/22/16	654,813
3,000,000	y	Nestle Capital Corp	0.490	04/29/16	2,998,857
2,000,000	y	Nestle Capital Corp	0.475	05/06/16	1,999,076
7,000,000	y	Nestle Capital Corp	0.450	05/18/16	6,995,887
2,400,000	y	Nestle Capital Corp	0.455	06/03/16	2,398,089
2,000,000	y	Nestle Capital Corp	0.580	07/12/16	1,996,713
5,000,000	y	Nestle Capital Corp	0.550	07/26/16	4,991,139
1,980,000	y	Nestle Capital Corp	0.540	07/27/16	1,976,525
2,000,000	y	Nordea Bank AB	0.475	04/04/16	1,999,921
5,000,000	y	Nordea Bank AB	0.530	05/09/16	4,997,203
2,450,000	y	Nordea Bank AB	0.545	05/16/16	2,448,331
5,000,000	y	Nordea Bank AB	0.618	07/29/16	4,989,794
1,750,000	y	Novartis Finance Corp	0.460	05/09/16	1,749,150
3,500,000	y	Novartis Finance Corp	0.450	05/10/16	3,498,294
2,000,000	y	Novartis Finance Corp	0.470	05/16/16	1,998,825
1,000,000	y	Novartis Finance Corp	0.470	05/25/16	999,295
5,000,000	y	Novartis Finance Corp	0.460	06/07/16	4,995,719
3,000,000	y	Old Line Funding LLC	0.680	08/08/16	2,992,690
4,500,000	y	Private Export Funding Corp	0.530	05/17/16	4,496,953
300,000	y	Private Export Funding Corp	0.570	06/20/16	299,620
2,000,000	y	Private Export Funding Corp	0.600	06/29/16	1,997,033
3,000,000		Province of British Columbia Canada	0.400	04/22/16	2,999,300
13,000,000		Province of British Columbia Canada	0.410	04/29/16	12,995,854
1,000,000		Province of British Columbia Canada	0.550-0.560	05/02/16	999,523
2,724,000		Province of British Columbia Canada	0.500	06/17/16	2,721,087
2,000,000		Province of British Columbia Canada	0.680	07/11/16	1,996,184
5,000,000		Province of British Columbia Canada	0.590-0.600	07/12/16	4,991,585
2,000,000		Province of British Columbia Canada	0.620	07/29/16	1,995,901
4,680,000		Province of Ontario Canada	0.395	04/05/16	4,679,794
2,000,000		Province of Ontario Canada	0.480	04/07/16	1,999,840
940,000		Province of Ontario Canada	0.460	04/12/16	939,868
2,000,000		Province of Ontario Canada	0.450	04/18/16	1,999,575
3,000,000		Province of Ontario Canada	0.480	05/09/16	2,998,480
2,000,000		Province of Ontario Canada	0.490	05/19/16	1,998,693
2,000,000		Province of Ontario Canada	0.480	06/14/16	1,998,027
5,000,000	y	Province of Quebec Canada	0.470	05/04/16	4,997,846
5,000,000	y	Province of Quebec Canada	0.510	06/06/16	4,995,325
8,000,000	y	Province of Quebec Canada	0.520	07/06/16	7,988,907
1,000,000	y	PSP Capital, Inc	0.540	04/04/16	999,955
4,395,000	y	PSP Capital, Inc	0.460-0.570	04/06/16	4,394,673
1,230,000	y	PSP Capital, Inc	0.560	04/12/16	1,229,790
1,470,000	y	PSP Capital, Inc	0.590	04/14/16	1,469,687
4,000,000	y	PSP Capital, Inc	0.560	04/18/16	3,998,942
1,000,000	y	PSP Capital, Inc	0.560	04/20/16	999,704
4,913,000	y	PSP Capital, Inc	0.530-0.540	05/02/16	4,910,754
3,000,000	y	PSP Capital, Inc	0.545	05/18/16	2,997,865
1,000,000	y	PSP Capital, Inc	0.555	05/24/16	999,183
238

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	y	PSP Capital, Inc	0.600%	06/01/16	$1,997,967
3,000,000	y	Roche Holdings, Inc	0.410	04/01/16	3,000,000
5,000,000	y	Roche Holdings, Inc	0.480	04/27/16	4,998,267
3,115,000	y	Roche Holdings, Inc	0.485	05/03/16	3,113,657
1,740,000		Royal Bank of Canada	0.540	06/22/16	1,737,860
4,000,000	y	Svenska Handelsbanken AB	0.550	04/29/16	3,998,289
3,500,000	y	Svenska Handelsbanken AB	0.570	06/06/16	3,496,342
3,000,000	y	Svenska Handelsbanken AB	0.645	07/05/16	2,994,894
1,250,000	y	Unilever Capital Corp	0.460	04/18/16	1,249,729
2,250,000	y	Unilever Capital Corp	0.460	04/22/16	2,249,396
7,000,000	y	Unilever Capital Corp	0.490-0.500	04/25/16	6,997,700
1,150,000	y	Unilever Capital Corp	0.560	06/13/16	1,148,694
1,780,000	y	Unilever Capital Corp	0.550	06/27/16	1,777,634
1,000,000	y	United Overseas Bank Ltd	0.400	04/05/16	999,956
2,000,000	y	United Overseas Bank Ltd	0.400	04/06/16	1,999,889
1,150,000	y	United Overseas Bank Ltd	0.610	04/18/16	1,149,669
1,090,000	y	United Overseas Bank Ltd	0.850	08/29/16	1,086,140
2,000,000	y	Wal-Mart Stores, Inc	0.430	04/12/16	1,999,737
4,400,000	y	Wal-Mart Stores, Inc	0.480	04/28/16	4,398,416
3,920,000	y	Westpac Banking Corp	0.770	08/19/16	3,908,262
1,049,000	y	Westpac Banking Corp	0.845	09/16/16	1,044,863
		TOTAL COMMERCIAL PAPER			309,743,900

GOVERNMENT AGENCY DEBT - 24.8%
310,000		Federal Farm Credit Bank (FFCB)	0.550	04/14/16	309,938
2,500,000		FFCB	0.340	05/03/16	2,499,245
180,000		FFCB	0.520	08/12/16	179,654
3,000,000		FFCB	0.520	11/09/16	2,990,380
3,000,000		Federal Home Loan Bank (FHLB)	0.330	04/01/16	3,000,000
1,500,000		FHLB	0.310	04/05/16	1,499,948
7,000,000		FHLB	0.350	04/06/16	6,999,660
11,000,000		FHLB	0.370-0.375	04/08/16	10,999,204
2,610,000		FHLB	0.360	04/11/16	2,609,739
2,000,000		FHLB	0.470	04/12/16	1,999,713
2,820,000		FHLB	0.345-0.370	04/15/16	2,819,614
6,000,000		FHLB	0.370	04/20/16	5,998,828
24,769,000		FHLB	0.330-0.370	04/22/16	24,764,154
1,000,000		FHLB	0.350	04/25/16	999,767
8,310,000		FHLB	0.320	04/26/16	8,308,153
5,500,000		FHLB	0.345-0.403	04/27/16	5,498,443
693,000		FHLB	0.480	04/28/16	692,751
618,000		FHLB	0.400	04/29/16	617,808
1,700,000		FHLB	0.410	05/03/16	1,699,380
5,000,000		FHLB	0.390	05/04/16	4,998,212
650,000		FHLB	0.375	05/06/16	649,763
5,940,000		FHLB	0.310-0.370	05/11/16	5,937,621
5,600,000		FHLB	0.350-0.373	05/13/16	5,597,582
1,100,000		FHLB	0.350	05/16/16	1,099,519
2,300,000		FHLB	0.335-0.360	05/18/16	2,298,984
4,940,000		FHLB	0.305-0.380	05/20/16	4,937,853
5,000,000		FHLB	0.270	05/23/16	4,998,050
3,000,000		FHLB	0.350	05/24/16	2,998,454
239

TIAA-CREF FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	FHLB	0.385%	05/25/16	$1,998,845
2,730,000	FHLB	0.305-0.450	05/27/16	2,728,455
7,360,000	FHLB	0.460-0.490	06/01/16	7,354,060
530,000	FHLB	0.390	06/03/16	529,638
5,100,000	FHLB	0.620	06/08/16	5,094,027
4,000,000	FHLB	0.365	06/16/16	3,996,918
5,175,000	FHLB	0.370	06/17/16	5,170,905
2,000,000	FHLB	0.368	06/22/16	1,998,326
6,000,000	FHLB	0.365-0.400	06/24/16	5,994,808
300,000	FHLB	0.440	07/08/16	299,641
400,000	FHLB	0.450	07/13/16	399,485
2,550,000	Federal Home Loan Mortgage Corp (FHLMC)	0.300	04/01/16	2,550,000
2,000,000	FHLMC	0.440	04/08/16	1,999,829
5,800,000	FHLMC	0.380	04/14/16	5,799,204
3,000,000	FHLMC	0.380	06/28/16	2,997,213
600,000	FHLMC	0.440	07/05/16	599,303
1,900,000	FHLMC	0.465	08/12/16	1,896,736
2,000,000	FHLMC	0.515	11/04/16	1,993,792
2,000,000	FHLMC	0.875	02/22/17	2,004,915
1,000,000	Federal National Mortgage Association (FNMA)	0.360	04/01/16	1,000,000
1,000,000	FNMA	0.300	04/13/16	999,900
4,000,000	FNMA	0.470	04/14/16	3,999,321
5,000,000	FNMA	0.350	04/20/16	4,999,077
10,000,000	FNMA	0.360	05/02/16	9,996,900
2,700,000	FNMA	0.640	06/08/16	2,696,736
330,000	FNMA	0.550	07/06/16	329,516
2,000,000	FNMA	0.535	11/04/16	1,993,550
	TOTAL GOVERNMENT AGENCY DEBT			199,423,517

TREASURY DEBT - 17.8%
8,000,000	United States Treasury Bill	0.061-0.220	04/07/16	7,999,763
1,645,000	United States Treasury Bill	0.075-0.280	04/14/16	1,644,866
10,600,000	United States Treasury Bill	0.111-0.121	04/21/16	10,599,320
7,030,000	United States Treasury Bill	0.155-0.311	04/28/16	7,028,999
8,110,000	United States Treasury Bill	0.257-0.354	05/05/16	8,107,827
7,010,000	United States Treasury Bill	0.276-0.338	05/12/16	7,007,612
2,400,000	United States Treasury Bill	0.308-0.450	05/19/16	2,398,948
9,125,000	United States Treasury Bill	0.311-0.387	05/26/16	9,120,505
3,000,000	United States Treasury Bill	0.300-0.476	06/02/16	2,998,147
2,785,000	United States Treasury Bill	0.402-0.404	06/09/16	2,782,852
2,000,000	United States Treasury Bill	0.447	07/07/16	1,997,591
4,000,000	United States Treasury Bill	0.395	07/28/16	3,994,821
3,660,000	United States Treasury Bill	0.425-0.430	08/04/16	3,654,584
6,000,000	United States Treasury Bill	0.409-0.414	08/11/16	5,990,947
6,130,000	United States Treasury Bill	0.330-0.433	08/18/16	6,120,539
2,000,000	United States Treasury Bill	0.380-0.396	08/25/16	1,996,853
4,000,000	United States Treasury Bill	0.475	09/01/16	3,991,925
1,500,000	United States Treasury Bill	0.459	09/08/16	1,496,940
985,000	United States Treasury Bill	0.395-0.452	09/22/16	982,937
10,475,000	United States Treasury Note	0.250	04/15/16	10,475,258
2,050,000	United States Treasury Note	0.250	05/15/16	2,049,716
7,340,000	United States Treasury Note	0.375	05/31/16	7,341,046
240

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,475,000		United States Treasury Note	0.500%	06/15/16	$3,476,013
6,000,000		United States Treasury Note	0.500	06/30/16	6,002,031
4,710,000		United States Treasury Note	0.625	07/15/16	4,714,300
7,000,000		United States Treasury Note	0.625	08/15/16	7,003,769
6,000,000		United States Treasury Note	0.500	08/31/16	6,001,039
3,010,000		United States Treasury Note	0.875	09/15/16	3,014,849
1,900,000		United States Treasury Note	0.500	09/30/16	1,899,624
1,000,000		United States Treasury Note	0.625	11/15/16	1,000,771
		TOTAL TREASURY DEBT			142,894,392

VARIABLE RATE SECURITIES - 14.7%
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.402	04/21/16	4,999,959
4,000,000	i	FFCB	0.530	06/09/16	4,000,726
5,000,000	i	FFCB	0.420	06/23/16	4,999,770
5,000,000	i	FFCB	0.412	08/10/16	4,999,734
2,000,000	i	FFCB	0.480	12/30/16	1,998,945
3,000,000	i	FFCB	0.410	01/13/17	3,000,000
6,800,000	i	FFCB	0.412	01/24/17	6,799,738
1,400,000	i	FFCB	0.478	02/13/17	1,399,517
3,500,000	i	FFCB	0.441	03/02/17	3,500,009
2,000,000	i	FFCB	0.500	03/09/17	1,999,241
14,000,000	i	FFCB	0.431	06/15/17	13,998,371
4,000,000	i	FFCB	0.500	06/27/17	3,996,000
3,000,000	i	FFCB	0.421	07/17/17	2,999,737
4,700,000	i	FFCB	0.478	08/04/17	4,694,281
3,400,000	i	FFCB	0.491	02/02/18	3,393,100
3,000,000	i	FFCB	0.582	02/23/18	2,999,146
5,000,000	i	Federal Home Loan Bank (FHLB)	0.483	02/17/17	4,998,340
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.427	07/21/16	4,999,843
5,000,000	i	FHLMC	0.443	01/13/17	4,999,605
3,000,000	i	FHLMC	0.473	04/27/17	2,999,346
7,000,000	i	FHLMC	0.562	07/21/17	6,999,061
2,000,000	i	Federal National Mortgage Association (FNMA)	0.448	01/26/17	2,000,262
4,044,000	i	FNMA	0.452	07/20/17	4,039,689
5,000,000	i	FNMA	0.451	08/16/17	4,999,305
7,000,000	i	FNMA	0.451	10/05/17	6,994,898
5,000,000	i	Wells Fargo Bank NA	0.590	04/11/16	5,000,000
		TOTAL VARIABLE RATE SECURITIES			117,808,623

		TOTAL SHORT-TERM INVESTMENTS			802,869,673
		(Cost $802,869,673)

		TOTAL INVESTMENTS- 99.9%			802,869,673
		(Cost $802,869,673)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			717,143
		NET ASSETS - 100.0%			$803,586,816

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 3/31/2016, the aggregate value of these securities was $231,629,605 or 28.8% of net assets.
241

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund (ten of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the "Funds"), at March 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 25, 2016

242

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated:	May 16, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	May 16, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
Principal Executive Officer and President
(principal executive officer)

Dated:	May 16, 2016	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer